UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	26
Liquidity Risk Management	27

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Balanced Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,076.50	$1.08
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.75	1.05
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Balanced Portfolio
Portfolio Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	0.7%
Common Stocks	66.8
Corporate Bonds	22.6
Sovereign Bonds	0.3
Taxable Municipal Bonds	1.7
U.S. Government and Agency Obligations	7.9
The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
2

Balanced Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.3%)
Communication Services (6.7%)
*	Alphabet Inc. Class A	923,859	110,586
*	Meta Platforms Inc. Class A	236,625	67,906
	Electronic Arts Inc.	163,483	21,204
*	Walt Disney Co.	127,853	11,415
			211,111
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	661,008	86,169
	McDonald's Corp.	128,086	38,222
	Starbucks Corp.	276,513	27,391
	TJX Cos. Inc.	320,806	27,201
	Home Depot Inc.	87,278	27,112
	Lennar Corp. Class A	101,315	12,696
*	Airbnb Inc. Class A	92,518	11,857
	DR Horton Inc.	78,656	9,572
*	Coupang Inc. Class A	488,907	8,507
	NIKE Inc. Class B	67,220	7,419
			256,146
Consumer Staples (4.1%)
	Procter & Gamble Co.	265,447	40,279
	Sysco Corp.	432,153	32,066
	Coca-Cola Co.	429,861	25,886
	Pernod Ricard SA	80,503	17,789
	Nestle SA (Registered)	75,504	9,083
	Unilever plc (XLON)	98,016	5,104
			130,207
Energy (3.7%)
	Shell plc	1,362,721	41,049
	ConocoPhillips	260,253	26,965
	Cenovus Energy Inc.	614,883	10,441
	Diamondback Energy Inc.	56,141	7,375
	Pioneer Natural Resources Co.	35,206	7,294
	EQT Corp.	136,298	5,606
	EOG Resources Inc.	46,322	5,301
	Coterra Energy Inc.	200,832	5,081
	Chesapeake Energy Corp.	55,987	4,685
	Phillips 66	27,460	2,619
			116,416
Financials (7.1%)
	Progressive Corp.	368,453	48,772
	S&P Global Inc.	65,246	26,157
	Morgan Stanley	288,281	24,619
	JPMorgan Chase & Co.	154,417	22,458
	Global Payments Inc.	170,433	16,791
	BlackRock Inc.	24,111	16,664
	Mastercard Inc. Class A	39,673	15,603
	Visa Inc. Class A	63,765	15,143
	Charles Schwab Corp.	200,347	11,356
	American Express Co.	58,822	10,247
	Goldman Sachs Group Inc.	19,688	6,350
	Everest Re Group Ltd.	18,483	6,319
		Shares	Market Value• ($000)
	Intercontinental Exchange Inc.	11,000	1,244
			221,723
Health Care (10.7%)
	UnitedHealth Group Inc.	96,821	46,536
	HCA Healthcare Inc.	130,907	39,728
	AstraZeneca plc ADR	512,234	36,661
	Humana Inc.	76,151	34,049
	Becton Dickinson and Co.	121,909	32,185
	Pfizer Inc.	761,503	27,932
	Novartis AG (Registered)	275,209	27,746
	Elevance Health Inc.	52,907	23,506
	Merck & Co. Inc.	181,315	20,922
	Danaher Corp.	77,023	18,486
	Zoetis Inc.	67,616	11,644
*	Vertex Pharmaceuticals Inc.	26,871	9,456
	Daiichi Sankyo Co. Ltd.	274,500	8,722
			337,573
Industrials (6.1%)
	Honeywell International Inc.	148,782	30,872
	Raytheon Technologies Corp.	291,388	28,544
	Johnson Controls International plc	364,554	24,841
	Fortive Corp.	320,137	23,937
	Illinois Tool Works Inc.	94,171	23,558
	Deere & Co.	54,130	21,933
	Parker-Hannifin Corp.	51,173	19,959
	Northrop Grumman Corp.	37,259	16,983
			190,627
Information Technology (14.2%)
	Microsoft Corp.	538,079	183,237
	Apple Inc.	499,443	96,877
	Texas Instruments Inc.	246,673	44,406
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	258,138	26,051
	Intel Corp.	623,377	20,846
*	Salesforce Inc.	97,380	20,573
	Accenture plc Class A	59,959	18,502
*	Advanced Micro Devices Inc.	159,363	18,153
	Analog Devices Inc.	49,507	9,644
	KLA Corp.	18,562	9,003
			447,292
Materials (1.3%)
	Glencore plc	4,972,779	28,195
	Anglo American plc	449,922	12,811
			41,006
Real Estate (0.9%)
	Welltower Inc.	257,501	20,829
	VICI Properties Inc. Class A	250,103	7,861
			28,690
	Shares	Market Value• ($000)
Utilities (2.3%)
Exelon Corp.	758,504	30,901
Duke Energy Corp.	326,017	29,257
American Electric Power Co. Inc.	117,118	9,861
Constellation Energy Corp.	21,558	1,974
		71,993
Total Common Stocks (Cost $1,585,324)		2,052,784
3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (6.9%)
	United States Treasury Note/Bond	0.750%	11/15/24	750	705
	United States Treasury Note/Bond	1.000%	12/15/24	5,350	5,035
[1]	United States Treasury Note/Bond	4.250%	12/31/24	4,650	4,585
	United States Treasury Note/Bond	1.125%	1/15/25	8,200	7,711
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	5,994
	United States Treasury Note/Bond	4.625%	2/28/25	1,100	1,092
	United States Treasury Note/Bond	1.750%	3/15/25	7,880	7,453
	United States Treasury Note/Bond	3.875%	3/31/25	7,800	7,648
	United States Treasury Note/Bond	2.625%	4/15/25	9,520	9,130
	United States Treasury Note/Bond	0.250%	5/31/25	4,850	4,438
	United States Treasury Note/Bond	4.250%	5/31/25	500	494
	United States Treasury Note/Bond	0.250%	7/31/25	5,655	5,144
	United States Treasury Note/Bond	3.125%	8/15/25	17,200	16,611
	United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,355
	United States Treasury Note/Bond	3.500%	9/15/25	3,760	3,658
	United States Treasury Note/Bond	4.250%	10/15/25	2,800	2,769
	United States Treasury Note/Bond	0.250%	10/31/25	22,365	20,184
	United States Treasury Note/Bond	4.000%	12/15/25	2,000	1,969
	United States Treasury Note/Bond	0.375%	12/31/25	890	802
	United States Treasury Note/Bond	3.875%	1/15/26	3,600	3,533
	United States Treasury Note/Bond	4.000%	2/15/26	15,500	15,263
	United States Treasury Note/Bond	0.750%	3/31/26	210	190
	United States Treasury Note/Bond	2.500%	3/31/27	1,299	1,217
	United States Treasury Note/Bond	2.750%	7/31/27	3,926	3,701
	United States Treasury Note/Bond	3.125%	8/31/27	650	622
	United States Treasury Note/Bond	4.125%	9/30/27	13,477	13,401
	United States Treasury Note/Bond	4.125%	10/31/27	10,200	10,146
	United States Treasury Note/Bond	3.875%	11/30/27	2,140	2,110
	United States Treasury Note/Bond	3.875%	12/31/27	3,172	3,128
	United States Treasury Note/Bond	4.000%	2/29/28	5,762	5,720
	United States Treasury Note/Bond	3.625%	3/31/28	249	243
	United States Treasury Note/Bond	3.625%	5/31/28	336	329
	United States Treasury Note/Bond	3.875%	9/30/29	84	83
	United States Treasury Note/Bond	4.000%	10/31/29	334	333
	United States Treasury Note/Bond	3.500%	4/30/30	317	308
	United States Treasury Note/Bond	3.750%	5/31/30	538	531
	United States Treasury Note/Bond	4.125%	11/15/32	78	79
	United States Treasury Note/Bond	3.500%	2/15/33	18	18
	United States Treasury Note/Bond	3.375%	5/15/33	3,240	3,125
	United States Treasury Note/Bond	2.000%	11/15/41	13,748	10,062
	United States Treasury Note/Bond	2.375%	2/15/42	865	674
	United States Treasury Note/Bond	3.375%	8/15/42	15,989	14,507
	United States Treasury Note/Bond	4.000%	11/15/42	4,094	4,068
	United States Treasury Note/Bond	3.875%	2/15/43	2,022	1,972
	United States Treasury Note/Bond	3.875%	5/15/43	2,980	2,908
	United States Treasury Note/Bond	4.000%	11/15/52	110	113
	United States Treasury Note/Bond	3.625%	2/15/53	2,804	2,691
	United States Treasury Note/Bond	3.625%	5/15/53	5,795	5,572
					216,424
Conventional Mortgage-Backed Securities (0.7%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	536	415
[2,3]	Freddie Mac Gold Pool	4.000%	9/1/41	1	1
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	25	26
[2]	Ginnie Mae I Pool	8.000%	9/15/30	24	24
[2,3]	UMBS Pool	2.000%	5/1/36 - 3/1/37	3,565	3,166
[2,3]	UMBS Pool	2.500%	4/1/37 - 4/1/38	668	595
[2,3]	UMBS Pool	5.000%	1/1/53 - 5/1/53	18,813	18,435
					22,662
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	78	73
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	34	32
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	11	10
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	444	352
[2,3]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	1,211	1,088
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,906	1,798
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	62	61
[2,3]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	295	260
[2,3]	Freddie Mac REMICS	3.500%	3/15/31 - 10/15/45	256	236
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	106	102
[2]	Ginnie Mae REMICS	1.700%	10/20/45	10	10
					4,022
Total U.S. Government and Agency Obligations (Cost $256,289)					243,108
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	185	133
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	510	505
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	106	104
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	166	161
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,104
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	49	46
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	111	104
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	682	539
[2,4,5]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, TSFR1M + 0.700%	5.893%	9/15/36	870	841
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 0.899%	6.092%	10/15/36	425	411
[2,4,5]	BXHPP Trust Class A Series 2021-FILM, TSFR1M + 0.650%	5.843%	8/15/36	440	416
[2,4,5]	BXHPP Trust Class B Series 2021-FILM, TSFR1M + 0.900%	6.093%	8/15/36	95	88
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	523	464
[2,4]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	707	613
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	390	365
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	265	226
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	730	598
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 5.900%	11.050%	10/25/28	74	79
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,867	1,633
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	371
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	4/25/60	885	881
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	257
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	252
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	290	285

4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	986	866
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	253	215
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	288	227
[2,4,5]	Life Mortgage Trust Class A Series 2021-BMR, TSFR1M + 0.814%	5.961%	3/15/38	290	283
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	259	218
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	120	107
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	2,875	2,461
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	250
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	875	824
[2,3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	683	654
[2,4,5]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	450
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	430	357
[2,4]	START Ireland Class A Series 2019-1	4.089%	3/15/44	269	228
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	561	485
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,034	855
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	313	301
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,405	1,232
[2,4]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	767
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	835	830
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,160)					22,086
Corporate Bonds (22.1%)
Communications (1.4%)
	America Movil SAB de CV	3.625%	4/22/29	780	715
	America Movil SAB de CV	6.125%	3/30/40	390	415
	AT&T Inc.	2.750%	6/1/31	1,305	1,101
	AT&T Inc.	4.300%	12/15/42	205	174
	AT&T Inc.	3.650%	6/1/51	248	182
	AT&T Inc.	3.500%	9/15/53	895	634
	AT&T Inc.	3.850%	6/1/60	747	542
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	642	428
	Comcast Corp.	3.400%	4/1/30	145	133
	Comcast Corp.	4.200%	8/15/34	730	681
	Comcast Corp.	5.650%	6/15/35	110	115
	Comcast Corp.	4.400%	8/15/35	877	826
	Comcast Corp.	6.500%	11/15/35	24	27
	Comcast Corp.	3.969%	11/1/47	252	209
	Comcast Corp.	4.000%	3/1/48	345	288
	Comcast Corp.	3.999%	11/1/49	602	500
	Comcast Corp.	2.887%	11/1/51	1,520	1,019
	Comcast Corp.	2.450%	8/15/52	1,025	627
	Comcast Corp.	4.049%	11/1/52	2,279	1,896
	Comcast Corp.	5.350%	5/15/53	734	746
	Comcast Corp.	2.937%	11/1/56	5,619	3,660
	Comcast Corp.	2.650%	8/15/62	615	366
	Comcast Corp.	2.987%	11/1/63	2,193	1,389
[4]	Cox Communications Inc.	3.150%	8/15/24	63	61
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,387
	Discovery Communications LLC	4.125%	5/15/29	125	115
	Discovery Communications LLC	3.625%	5/15/30	505	443
	Discovery Communications LLC	4.000%	9/15/55	1,597	1,058
	Meta Platforms Inc.	4.950%	5/15/33	1,534	1,532
	Meta Platforms Inc.	5.600%	5/15/53	935	960
	Meta Platforms Inc.	5.750%	5/15/63	480	496
	NBCUniversal Media LLC	4.450%	1/15/43	189	170
[4]	NBN Co. Ltd.	1.625%	1/8/27	760	674
[4]	NBN Co. Ltd.	2.625%	5/5/31	1,105	926
[4]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,787
[4]	NTT Finance Corp.	1.162%	4/3/26	1,040	930
[4]	NTT Finance Corp.	2.065%	4/3/31	285	235
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	626
	Orange SA	9.000%	3/1/31	530	651
[2,4]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	569	561
	Telefonica Emisiones SA	5.213%	3/8/47	490	427
	Telefonica Emisiones SA	5.520%	3/1/49	710	640
	T-Mobile USA Inc.	2.050%	2/15/28	900	782
	T-Mobile USA Inc.	3.875%	4/15/30	1,384	1,276
	T-Mobile USA Inc.	2.550%	2/15/31	575	478
	T-Mobile USA Inc.	2.250%	11/15/31	150	120
	T-Mobile USA Inc.	4.375%	4/15/40	485	429
	T-Mobile USA Inc.	3.000%	2/15/41	151	110
	T-Mobile USA Inc.	4.500%	4/15/50	242	208
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	121
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	95	83
	Verizon Communications Inc.	4.329%	9/21/28	419	404
	Verizon Communications Inc.	2.355%	3/15/32	2,400	1,930
	Verizon Communications Inc.	4.812%	3/15/39	1,280	1,198
	Walt Disney Co.	2.000%	9/1/29	2,600	2,213
	Walt Disney Co.	3.500%	5/13/40	1,490	1,229
	Walt Disney Co.	4.750%	9/15/44	26	25
	Walt Disney Co.	2.750%	9/1/49	560	379
	Walt Disney Co.	3.600%	1/13/51	2,806	2,233
	Warnermedia Holdings Inc.	3.755%	3/15/27	302	282
	Warnermedia Holdings Inc.	4.054%	3/15/29	150	137
					43,989
Consumer Discretionary (0.9%)
	Amazon.com Inc.	2.800%	8/22/24	220	214
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,144
	Amazon.com Inc.	4.800%	12/5/34	995	1,016
	Amazon.com Inc.	4.950%	12/5/44	580	587
	Amazon.com Inc.	3.950%	4/13/52	480	417
	Amazon.com Inc.	4.250%	8/22/57	1,223	1,103
	American Honda Finance Corp.	2.000%	3/24/28	825	724
[4]	BMW US Capital LLC	0.800%	4/1/24	390	376
[4]	BMW US Capital LLC	1.250%	8/12/26	840	749
[2]	Duke University	2.832%	10/1/55	775	540
[4]	ERAC USA Finance LLC	4.900%	5/1/33	985	963
[4]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,312
[4]	ERAC USA Finance LLC	5.625%	3/15/42	340	340
[4]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,457
[4]	ERAC USA Finance LLC	5.400%	5/1/53	725	724
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,545
	Georgetown University	4.315%	4/1/49	150	132
	Georgetown University	2.943%	4/1/50	295	202
	Georgetown University	5.115%	4/1/53	410	409
	Home Depot Inc.	3.900%	12/6/28	290	281
	Home Depot Inc.	3.250%	4/15/32	370	333
	Home Depot Inc.	4.500%	9/15/32	575	568
	Home Depot Inc.	3.300%	4/15/40	825	670
	Home Depot Inc.	4.400%	3/15/45	780	711
	Home Depot Inc.	4.250%	4/1/46	1,332	1,181
	Home Depot Inc.	4.500%	12/6/48	345	320
	Home Depot Inc.	3.125%	12/15/49	75	55
	Home Depot Inc.	2.375%	3/15/51	70	43

5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	2.750%	9/15/51	575	388
	Home Depot Inc.	3.625%	4/15/52	655	522
	Home Depot Inc.	4.950%	9/15/52	1,215	1,206
[4]	Hyundai Capital America	0.875%	6/14/24	1,875	1,788
[4]	Hyundai Capital America	1.650%	9/17/26	1,060	935
[2]	Johns Hopkins University	4.083%	7/1/53	200	177
[2]	Johns Hopkins University	2.813%	1/1/60	180	118
	Lowe's Cos. Inc.	3.100%	5/3/27	767	716
	Lowe's Cos. Inc.	6.500%	3/15/29	334	358
	Lowe's Cos. Inc.	3.750%	4/1/32	57	52
	McDonald's Corp.	3.250%	6/10/24	140	137
	McDonald's Corp.	3.625%	9/1/49	342	270
[2]	Northeastern University	2.894%	10/1/50	225	155
	Thomas Jefferson University	3.847%	11/1/57	690	503
[2]	University of Chicago	2.761%	4/1/45	165	126
	University of Miami	4.063%	4/1/52	90	77
	VF Corp.	2.800%	4/23/27	455	411
					27,055
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,256
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,393	1,330
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	543	504
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,807	1,763
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	77	84
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	898
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.250%	1/15/29	170	169
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	155	156
[4]	Cargill Inc.	6.875%	5/1/28	645	678
[4]	Cargill Inc.	4.760%	11/23/45	635	596
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	427
[4]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	848
	Colgate Palmolive Co.	7.600%	5/19/25	480	504
	Conagra Brands Inc.	5.300%	11/1/38	150	144
[4]	Danone SA	2.947%	11/2/26	735	688
	Diageo Capital plc	2.375%	10/24/29	2,108	1,830
	Estee Lauder Cos, Inc.	5.150%	5/15/53	601	611
	Estee Lauder Cos. Inc.	4.650%	5/15/33	750	738
	Hormel Foods Corp.	1.700%	6/3/28	135	117
[4]	Kenvue Inc.	5.000%	3/22/30	1,025	1,034
[4]	Kenvue Inc.	5.100%	3/22/43	460	467
[4]	Kenvue Inc.	5.050%	3/22/53	500	510
	Kroger Co.	4.000%	2/1/24	540	535
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,682
	PepsiCo Inc.	2.375%	10/6/26	1,795	1,684
	Philip Morris International Inc.	3.600%	11/15/23	620	615
	Philip Morris International Inc.	3.375%	8/11/25	424	408
	Philip Morris International Inc.	5.125%	11/17/27	840	843
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,182
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,710
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,507
	Philip Morris International Inc.	5.375%	2/15/33	3,436	3,430
	Philip Morris International Inc.	4.875%	11/15/43	145	130
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	487
					30,565
Energy (1.2%)
[4]	Aker BP ASA	6.000%	6/13/33	520	520
	BP Capital Markets America Inc.	1.749%	8/10/30	345	283
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,728
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,164
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,228
	BP Capital Markets America Inc.	2.772%	11/10/50	470	312
	BP Capital Markets America Inc.	2.939%	6/4/51	925	634
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.001%	3/17/52	1,306	903
	BP Capital Markets America Inc.	3.379%	2/8/61	370	263
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	685	688
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	510
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	109
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,347
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,260	1,077
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	370
	Energy Transfer LP	5.250%	4/15/29	1,375	1,342
	Energy Transfer LP	5.350%	5/15/45	90	79
	Energy Transfer LP	5.300%	4/15/47	155	135
	Enterprise Products Operating LLC	5.100%	2/15/45	280	267
	Enterprise Products Operating LLC	4.250%	2/15/48	730	619
	Enterprise Products Operating LLC	3.700%	1/31/51	170	130
	Enterprise Products Operating LLC	3.300%	2/15/53	750	537
	Equinor ASA	2.650%	1/15/24	360	354
	Equinor ASA	3.700%	3/1/24	640	632
	Equinor ASA	3.250%	11/10/24	655	636
	Equinor ASA	2.875%	4/6/25	140	134
	Equinor ASA	3.125%	4/6/30	2,350	2,154
	Equinor ASA	2.375%	5/22/30	335	291
	Exxon Mobil Corp.	3.043%	3/1/26	225	215
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	993
	Exxon Mobil Corp.	2.440%	8/16/29	511	455
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	927
	Exxon Mobil Corp.	4.114%	3/1/46	320	282
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,286	1,094
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,069	859
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	775	791
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	856
[4]	QatarEnergy	2.250%	7/12/31	925	776
[4]	QatarEnergy	3.125%	7/12/41	675	516
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	581
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	760
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,110
	Shell International Finance BV	4.125%	5/11/35	1,130	1,051
	Shell International Finance BV	5.500%	3/25/40	345	361
	Shell International Finance BV	4.375%	5/11/45	2,500	2,253
	Shell International Finance BV	3.000%	11/26/51	2,255	1,597
	Suncor Energy Inc.	5.950%	12/1/34	500	502
	Total Energies Capital International SA	3.750%	4/10/24	1,400	1,379
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,241
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	386
					38,431
Financials (9.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	416
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	262
[4]	AIA Group Ltd.	3.375%	4/7/30	370	339
	Allstate Corp.	5.250%	3/30/33	540	538
	American Express Co.	5.043%	5/1/34	1,605	1,570
	American International Group Inc.	6.250%	5/1/36	245	255
	American International Group Inc.	4.800%	7/10/45	260	232
	American International Group Inc.	4.750%	4/1/48	640	574
	American International Group Inc.	4.375%	6/30/50	375	317
	Ameriprise Financial Inc.	4.500%	5/13/32	335	321
	Ameriprise Financial Inc.	5.150%	5/15/33	730	726
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	504
[4]	Athene Global Funding	1.000%	4/16/24	685	655
[4]	Athene Global Funding	1.985%	8/19/28	10	8
[4]	Athene Global Funding	2.717%	1/7/29	980	796
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	520
[4]	Aviation Capital Group LLC	1.950%	9/20/26	415	360

6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	1.849%	3/25/26	1,000	895
	Banco Santander SA	2.749%	12/3/30	200	156
	Banco Santander SA	2.958%	3/25/31	200	165
	Bank of America Corp.	4.271%	7/23/29	4,780	4,533
	Bank of America Corp.	3.974%	2/7/30	1,895	1,757
	Bank of America Corp.	3.194%	7/23/30	1,055	931
	Bank of America Corp.	2.496%	2/13/31	1,495	1,251
	Bank of America Corp.	2.572%	10/20/32	490	399
	Bank of America Corp.	4.571%	4/27/33	4,178	3,926
	Bank of America Corp.	3.846%	3/8/37	1,323	1,130
	Bank of America Corp.	5.875%	2/7/42	260	277
	Bank of America Corp.	3.311%	4/22/42	870	663
	Bank of America Corp.	5.000%	1/21/44	1,000	963
	Bank of America Corp.	4.330%	3/15/50	2,235	1,921
	Bank of America Corp.	2.972%	7/21/52	1,225	831
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	421
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	432
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,130	1,103
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,690
	Bank of Nova Scotia	1.950%	2/2/27	360	321
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	881
	Barclays plc	3.932%	5/7/25	1,565	1,530
	Barclays plc	2.852%	5/7/26	220	206
	Barclays plc	2.279%	11/24/27	400	352
	Barclays plc	2.667%	3/10/32	1,070	841
	Barclays plc	3.330%	11/24/42	465	326
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	150	132
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	689
	BlackRock Inc.	2.100%	2/25/32	605	488
	BlackRock Inc.	4.750%	5/25/33	2,125	2,090
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	472
[4]	BNP Paribas SA	2.819%	11/19/25	1,335	1,272
[4]	BNP Paribas SA	1.323%	1/13/27	585	519
[4]	BNP Paribas SA	3.500%	11/16/27	2,050	1,887
[4]	BNP Paribas SA	2.591%	1/20/28	885	791
[4]	BNP Paribas SA	5.335%	6/12/29	1,095	1,081
[4]	BNP Paribas SA	2.159%	9/15/29	1,743	1,451
[4]	BPCE SA	5.700%	10/22/23	270	269
	BPCE SA	4.000%	4/15/24	775	763
[4]	BPCE SA	5.150%	7/21/24	1,260	1,237
[4]	BPCE SA	5.029%	1/15/25	2,220	2,180
[4]	BPCE SA	3.500%	10/23/27	1,780	1,612
[4]	BPCE SA	2.700%	10/1/29	1,450	1,232
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	62
[4]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	471
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	465
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	435
[4]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	895
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,279
	Capital One Financial Corp.	3.200%	2/5/25	760	726
	Capital One Financial Corp.	6.312%	6/8/29	370	368
	Capital One Financial Corp.	6.377%	6/8/34	816	810
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,302
	Charles Schwab Corp.	3.200%	3/2/27	545	504
	Charles Schwab Corp.	2.000%	3/20/28	1,100	951
	Charles Schwab Corp.	2.900%	3/3/32	875	723
	Charles Schwab Corp.	5.853%	5/19/34	695	705
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	544
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	724
	Citigroup Inc.	0.981%	5/1/25	1,190	1,139
	Citigroup Inc.	1.462%	6/9/27	1,213	1,077
	Citigroup Inc.	3.070%	2/24/28	1,000	920
	Citigroup Inc.	3.520%	10/27/28	1,975	1,835
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.878%	1/24/39	1,025	858
	Citigroup Inc.	2.904%	11/3/42	560	397
[4]	CNO Global Funding	1.650%	1/6/25	260	242
[4]	CNO Global Funding	2.650%	1/6/29	370	313
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,786
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,205
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	600
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,576
	Corebridge Financial Inc.	4.350%	4/5/42	105	85
	Corebridge Financial Inc.	4.400%	4/5/52	315	242
[4]	Corebridge Global Funding	5.750%	7/2/26	595	593
[4]	Credit Agricole SA	3.250%	10/4/24	2,390	2,303
[4]	Credit Agricole SA	5.589%	7/5/26	1,200	1,199
	Credit Suisse AG	7.500%	2/15/28	1,195	1,270
[4]	Credit Suisse Group AG	1.305%	2/2/27	545	477
[4]	Credit Suisse Group AG	3.091%	5/14/32	1,195	965
[4]	Credit Suisse Group AG	6.537%	8/12/33	485	496
[4]	Danske Bank A/S	3.875%	9/12/23	1,220	1,214
[4]	Danske Bank A/S	5.375%	1/12/24	795	790
[4]	Danske Bank A/S	1.621%	9/11/26	855	767
[4]	Danske Bank A/S	1.549%	9/10/27	1,605	1,395
	Deutsche Bank AG	6.720%	1/18/29	305	306
[4]	DNB Bank ASA	1.535%	5/25/27	960	845
[4]	DNB Bank ASA	1.605%	3/30/28	1,330	1,148
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	337
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	719
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	318
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	450
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	736
	Fifth Third Bancorp	4.055%	4/25/28	325	298
	Fifth Third Bancorp	4.337%	4/25/33	215	190
[4]	Five Corners Funding Trust	4.419%	11/15/23	210	208
[4]	Five Corners Funding Trust III	5.791%	2/15/33	810	823
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,506
[4]	GA Global Funding Trust	1.000%	4/8/24	750	715
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,165
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,877
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	705
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	1,958
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,025
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	761
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,848
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,485
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	37
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,566
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	832
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	509
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,541	2,147
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	898
[4]	Guardian Life Global Funding	1.250%	5/13/26	205	182
	HSBC Holdings plc	0.976%	5/24/25	300	285
	HSBC Holdings plc	1.589%	5/24/27	805	711
	HSBC Holdings plc	2.251%	11/22/27	2,165	1,921
	HSBC Holdings plc	4.041%	3/13/28	890	836
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,415
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,577
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,205
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,299
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,259
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,717
	HSBC Holdings plc	5.402%	8/11/33	770	752
	HSBC Holdings plc	6.500%	5/2/36	900	934
	HSBC Holdings plc	6.100%	1/14/42	300	318
	Huntington National Bank	4.552%	5/17/28	320	299
	ING Groep NV	3.950%	3/29/27	2,695	2,555

7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	1.726%	4/1/27	500	445
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,454
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	250
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	139
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,105
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	121
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	701
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,266	1,208
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	555
[4]	JAB Holdings BV	2.200%	11/23/30	290	228
[4]	JAB Holdings BV	3.750%	5/28/51	500	336
[4]	JAB Holdings BV	4.500%	4/8/52	860	661
[4]	Jackson National Life Global Funding	1.750%	1/12/25	555	515
	JPMorgan Chase & Co.	3.875%	2/1/24	800	792
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,213
	JPMorgan Chase & Co.	2.069%	6/1/29	740	635
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,015
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,318
	JPMorgan Chase & Co.	4.912%	7/25/33	6,633	6,485
	JPMorgan Chase & Co.	5.350%	6/1/34	3,212	3,243
	JPMorgan Chase & Co.	3.109%	4/22/41	835	632
	JPMorgan Chase & Co.	5.400%	1/6/42	750	760
	JPMorgan Chase & Co.	3.157%	4/22/42	560	423
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	5,031
	JPMorgan Chase & Co.	3.109%	4/22/51	845	591
[4]	KBC Group NV	5.796%	1/19/29	235	234
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	265
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,609
[4]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,387
[4]	LSEGA Financing plc	2.000%	4/6/28	630	540
[4]	LSEGA Financing plc	2.500%	4/6/31	1,110	926
[4]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,077
[4]	Macquarie Group Ltd.	2.871%	1/14/33	1,628	1,300
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	647
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,742	1,643
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	656
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	287
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	376
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	245
[4]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,000	1,005
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	380
	MetLife Inc.	3.600%	4/10/24	580	571
	MetLife Inc.	4.125%	8/13/42	145	122
	MetLife Inc.	4.875%	11/13/43	530	490
	MetLife Inc.	5.000%	7/15/52	387	365
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	599
[4]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	291
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,069
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	416
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,150
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	513
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	799
	Morgan Stanley	3.700%	10/23/24	750	732
	Morgan Stanley	2.720%	7/22/25	1,750	1,688
	Morgan Stanley	2.630%	2/18/26	1,805	1,713
	Morgan Stanley	3.125%	7/27/26	1,345	1,260
	Morgan Stanley	6.250%	8/9/26	3,000	3,063
	Morgan Stanley	3.625%	1/20/27	1,250	1,187
	Morgan Stanley	3.772%	1/24/29	3,910	3,652
	Morgan Stanley	2.699%	1/22/31	1,105	941
	Morgan Stanley	2.239%	7/21/32	1,805	1,435
	Morgan Stanley	2.511%	10/20/32	615	496
	Morgan Stanley	2.943%	1/21/33	920	765
	Morgan Stanley	4.889%	7/20/33	2,891	2,781
	Morgan Stanley	2.484%	9/16/36	1,475	1,116
	Morgan Stanley	5.297%	4/20/37	270	255
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.948%	1/19/38	825	814
	Morgan Stanley	4.300%	1/27/45	850	744
	Nasdaq Inc.	5.550%	2/15/34	530	532
	Nasdaq Inc.	3.950%	3/7/52	540	415
	Nasdaq Inc.	5.950%	8/15/53	185	189
	Nasdaq Inc.	6.100%	6/28/63	135	138
	National Australia Bank Ltd.	3.905%	6/9/27	885	849
[4]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,665
[4]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,778
[4]	National Australia Bank Ltd.	3.347%	1/12/37	1,252	988
[4]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,559
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,041
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,158
	NatWest Group plc	1.642%	6/14/27	870	766
[4]	NatWest Markets plc	0.800%	8/12/24	670	631
[4]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,764
[4]	New York Life Global Funding	2.900%	1/17/24	810	798
[4]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,172
[4]	New York Life Insurance Co.	3.750%	5/15/50	345	263
[4]	New York Life Insurance Co.	4.450%	5/15/69	435	363
[4]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,661
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	542
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	191
[4]	Pacific Life Global Funding II	1.375%	4/14/26	795	710
[4]	Pacific LifeCorp	5.400%	9/15/52	500	481
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	453
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	367
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,380
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	887
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,370	1,357
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,290	1,275
	PNC Bank NA	3.300%	10/30/24	460	444
	PNC Bank NA	2.950%	2/23/25	1,105	1,052
	PNC Bank NA	3.100%	10/25/27	1,165	1,067
	PNC Bank NA	3.250%	1/22/28	1,675	1,539
[4]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,047
[4]	Principal Life Global Funding II	2.500%	9/16/29	1,000	845
	Progressive Corp.	4.950%	6/15/33	1,694	1,682
[4]	Protective Life Global Funding	4.714%	7/6/27	750	729
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,577
[4]	RGA Global Funding	2.700%	1/18/29	425	366
	Royal Bank of Canada	5.000%	2/1/33	1,500	1,470
[4]	Standard Chartered plc	1.214%	3/23/25	285	274
[4]	Standard Chartered plc	6.301%	1/9/29	990	995
	State Street Corp.	4.821%	1/26/34	450	437
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,927
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,644
[4]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	915	827
[4]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	948
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	984
[4]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	1,037
[4]	Temasek Financial I Ltd.	2.250%	4/6/51	315	214
	Toronto-Dominion Bank	4.456%	6/8/32	332	315
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,328
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,038
[4]	UBS AG	1.250%	6/1/26	985	866
	UBS Group AG	3.750%	3/26/25	2,147	2,056
[4]	UBS Group AG	1.494%	8/10/27	1,160	997
[4]	UBS Group AG	2.095%	2/11/32	720	544
[4]	UBS Group AG	2.746%	2/11/33	330	256

8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	UBS Group AG	3.179%	2/11/43	855	594
[4]	UniCredit SpA	1.982%	6/3/27	1,015	894
[4]	UniCredit SpA	3.127%	6/3/32	1,000	795
	US Bancorp	3.700%	1/30/24	1,560	1,540
	US Bancorp	2.677%	1/27/33	475	381
	US Bancorp	2.491%	11/3/36	1,338	980
	Wachovia Corp.	7.500%	4/15/35	1,000	1,132
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,189
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,541
	Wells Fargo & Co.	3.000%	2/19/25	890	855
	Wells Fargo & Co.	3.550%	9/29/25	860	825
	Wells Fargo & Co.	3.000%	4/22/26	1,045	984
	Wells Fargo & Co.	3.000%	10/23/26	170	158
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,602
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,150
	Wells Fargo & Co.	2.879%	10/30/30	435	376
	Wells Fargo & Co.	2.572%	2/11/31	2,235	1,894
	Wells Fargo & Co.	3.350%	3/2/33	235	201
	Wells Fargo & Co.	4.897%	7/25/33	5,676	5,441
	Wells Fargo & Co.	5.389%	4/24/34	325	323
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,222
	Wells Fargo & Co.	4.900%	11/17/45	515	453
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,761
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,092
					294,565
Health Care (2.0%)
	AbbVie Inc.	3.800%	3/15/25	575	559
	AdventHealth Obligated Group	2.795%	11/15/51	900	593
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	302
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	372
[4]	Alcon Finance Corp.	2.750%	9/23/26	200	184
[4]	Alcon Finance Corp.	2.600%	5/27/30	200	171
[4]	Alcon Finance Corp.	5.375%	12/6/32	255	258
[4]	Alcon Finance Corp.	3.800%	9/23/49	305	236
[4]	Alcon Finance Corp.	5.750%	12/6/52	200	211
	Amgen Inc.	4.400%	5/1/45	147	127
	Amgen Inc.	4.200%	2/22/52	547	453
	Amgen Inc.	5.750%	3/2/63	420	427
	Ascension Health	2.532%	11/15/29	1,405	1,208
[2]	Ascension Health	4.847%	11/15/53	50	49
	AstraZeneca plc	4.000%	1/17/29	2,270	2,195
	AstraZeneca plc	6.450%	9/15/37	615	706
	Banner Health	2.907%	1/1/42	910	665
[4]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,059
[4]	Bayer US Finance LLC	3.375%	10/8/24	815	789
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	164
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	543
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	529
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	263
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,478
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	158
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,094
	Children's Hospital Corp.	2.585%	2/1/50	160	102
	Cigna Group	3.250%	4/15/25	880	844
	Cigna Group	4.375%	10/15/28	515	498
	CommonSpirit Health	4.200%	8/1/23	535	534
	CommonSpirit Health	2.760%	10/1/24	860	828
	CommonSpirit Health	3.347%	10/1/29	1,015	893
	CommonSpirit Health	2.782%	10/1/30	684	576
[2]	CommonSpirit Health	4.350%	11/1/42	601	515
	CommonSpirit Health	3.910%	10/1/50	70	54
	Cottage Health Obligated Group	3.304%	11/1/49	295	218
[4]	CSL Finance plc	4.750%	4/27/52	1,164	1,082
	CVS Health Corp.	1.750%	8/21/30	145	116
	CVS Health Corp.	4.875%	7/20/35	315	299
	Dignity Health	3.812%	11/1/24	560	543
	Elevance Health Inc.	2.550%	3/15/31	1,100	925
	Elevance Health Inc.	5.500%	10/15/32	320	329
	Elevance Health Inc.	4.650%	8/15/44	92	83
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	6.100%	10/15/52	75	82
	Eli Lilly & Co.	4.875%	2/27/53	270	277
	Eli Lilly & Co.	4.950%	2/27/63	235	240
	Gilead Sciences Inc.	2.600%	10/1/40	780	565
	Gilead Sciences Inc.	4.500%	2/1/45	290	264
	Gilead Sciences Inc.	4.150%	3/1/47	1,640	1,424
	Gilead Sciences Inc.	2.800%	10/1/50	503	341
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,111
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	244
	Inova Health System Foundation	4.068%	5/15/52	475	405
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	357
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	829
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	775
	Mass General Brigham Inc.	3.192%	7/1/49	535	389
	Mass General Brigham Inc.	3.342%	7/1/60	955	669
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	410
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	263
	Merck & Co. Inc.	3.400%	3/7/29	1,320	1,237
	Merck & Co. Inc.	4.150%	5/18/43	760	693
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,693
	Novartis Capital Corp.	3.400%	5/6/24	415	408
	Novartis Capital Corp.	4.400%	5/6/44	640	614
	OhioHealth Corp.	2.297%	11/15/31	760	618
	OhioHealth Corp.	2.834%	11/15/41	485	351
	Pfizer Inc.	3.000%	12/15/26	725	685
	Pfizer Inc.	3.450%	3/15/29	2,165	2,038
	Pfizer Inc.	4.100%	9/15/38	1,505	1,369
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	1,045	1,042
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,000	1,000
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,005	1,046
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	200
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	176
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	220
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	829
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	256
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	599
[4]	Roche Holdings Inc.	2.607%	12/13/51	305	207
	Rush Obligated Group	3.922%	11/15/29	330	304
	SSM Health Care Corp.	3.823%	6/1/27	940	877
	Sutter Health	2.294%	8/15/30	560	463
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	224
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	456
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	383	390
	Toledo Hospital	5.750%	11/15/38	545	530
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,141
	UnitedHealth Group Inc.	2.000%	5/15/30	275	232
	UnitedHealth Group Inc.	2.300%	5/15/31	435	368
	UnitedHealth Group Inc.	4.200%	5/15/32	335	320
	UnitedHealth Group Inc.	4.625%	7/15/35	240	235
	UnitedHealth Group Inc.	3.500%	8/15/39	215	180
	UnitedHealth Group Inc.	2.750%	5/15/40	310	230
	UnitedHealth Group Inc.	3.050%	5/15/41	838	646
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,199
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,456
	UnitedHealth Group Inc.	4.750%	7/15/45	592	566
	UnitedHealth Group Inc.	4.200%	1/15/47	215	190
	UnitedHealth Group Inc.	3.750%	10/15/47	145	119
	UnitedHealth Group Inc.	4.250%	6/15/48	880	776
	UnitedHealth Group Inc.	4.450%	12/15/48	140	128
	UnitedHealth Group Inc.	3.700%	8/15/49	675	543
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	1,077

9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.250%	5/15/51	295	220
	UnitedHealth Group Inc.	4.750%	5/15/52	245	233
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,836
	UnitedHealth Group Inc.	3.875%	8/15/59	615	502
					63,599
Industrials (0.8%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	495	389
[4]	Ashtead Capital Inc.	5.550%	5/30/33	200	195
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,040
[4]	BAE Systems plc	3.400%	4/15/30	215	195
	Boeing Co.	1.433%	2/4/24	940	915
	Boeing Co.	2.700%	2/1/27	495	452
	Boeing Co.	3.625%	2/1/31	464	418
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	230
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	361
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	51
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	288
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	483
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	16
	Canadian National Railway Co.	2.450%	5/1/50	205	131
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	450
	Caterpillar Inc.	3.400%	5/15/24	810	795
	CSX Corp.	3.350%	9/15/49	235	174
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	448
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	420
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	149
	Eaton Corp.	4.150%	3/15/33	254	241
	Eaton Corp.	4.700%	8/23/52	130	125
	Honeywell International Inc.	4.250%	1/15/29	1,000	973
	Honeywell International Inc.	5.000%	2/15/33	2,098	2,139
	Honeywell International Inc.	4.500%	1/15/34	1,684	1,647
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,276
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,166
	Lockheed Martin Corp.	4.500%	5/15/36	211	204
	Lockheed Martin Corp.	4.700%	5/15/46	376	363
	Lockheed Martin Corp.	5.700%	11/15/54	1,499	1,665
	Raytheon Technologies Corp.	4.450%	11/16/38	275	254
	Republic Services Inc.	4.875%	4/1/29	110	110
[4]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,650
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	547
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	918
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	739
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	521
	Union Pacific Corp.	3.700%	3/1/29	505	482
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	412
	Union Pacific Corp.	3.250%	2/5/50	72	54
	Union Pacific Corp.	3.799%	10/1/51	696	570
	Union Pacific Corp.	3.500%	2/14/53	1,025	793
	Union Pacific Corp.	3.750%	2/5/70	335	253
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	126	118
					24,827
Materials (0.0%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	453
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	80	80
	American Tower Corp.	4.400%	2/15/26	450	437
	American Tower Corp.	3.800%	8/15/29	981	897
[4]	American Tower Trust I	5.490%	3/15/28	2,070	2,072
	Boston Properties LP	3.800%	2/1/24	45	44
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	2.250%	12/15/28	360	304
	Extra Space Storage LP	5.500%	7/1/30	360	357
	Healthpeak OP LLC	2.125%	12/1/28	880	745
	Healthpeak OP LLC	3.000%	1/15/30	930	808
	Prologis LP	5.250%	6/15/53	595	584
	Realty Income Corp.	2.200%	6/15/28	735	636
	Realty Income Corp.	4.700%	12/15/28	840	815
	Realty Income Corp.	3.250%	1/15/31	380	332
	Realty Income Corp.	2.850%	12/15/32	545	444
	Realty Income Corp.	4.900%	7/15/33	816	781
[4]	SBA Tower Trust	1.840%	4/15/27	1,570	1,347
[4]	SBA Tower Trust	2.836%	1/15/50	725	683
[4]	SBA Tower Trust	1.884%	7/15/50	265	238
[4]	SBA Tower Trust	1.631%	5/15/51	1,060	912
[4]	SBA Tower Trust	2.593%	10/15/56	1,500	1,180
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	650
	Simon Property Group LP	3.750%	2/1/24	90	89
	Simon Property Group LP	3.375%	10/1/24	275	267
	Simon Property Group LP	2.450%	9/13/29	1,160	979
					15,681
Technology (1.7%)
	Apple Inc.	3.000%	2/9/24	620	611
	Apple Inc.	3.450%	5/6/24	1,000	984
	Apple Inc.	2.850%	5/11/24	1,225	1,198
	Apple Inc.	3.250%	2/23/26	1,020	982
	Apple Inc.	2.450%	8/4/26	1,170	1,096
	Apple Inc.	3.350%	2/9/27	1,545	1,482
	Apple Inc.	3.200%	5/11/27	1,065	1,017
	Apple Inc.	2.900%	9/12/27	2,250	2,113
	Apple Inc.	3.850%	5/4/43	430	383
	Apple Inc.	4.450%	5/6/44	120	117
	Apple Inc.	3.850%	8/4/46	985	866
	Apple Inc.	2.650%	5/11/50	640	446
	Apple Inc.	4.850%	5/10/53	1,322	1,354
	Apple Inc.	2.550%	8/20/60	977	644
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	291
	Broadcom Inc.	4.110%	9/15/28	1,452	1,374
	Broadcom Inc.	4.150%	11/15/30	130	119
[4]	Broadcom Inc.	2.600%	2/15/33	710	553
	Cisco Systems Inc.	2.500%	9/20/26	431	404
	Intel Corp.	2.875%	5/11/24	800	782
	Intel Corp.	2.000%	8/12/31	105	86
	Intel Corp.	4.150%	8/5/32	437	417
	Intel Corp.	5.200%	2/10/33	1,505	1,519
	Intel Corp.	5.625%	2/10/43	1,906	1,937
	Intel Corp.	4.100%	5/19/46	1,172	986
	Intel Corp.	3.250%	11/15/49	600	422
	Intel Corp.	3.050%	8/12/51	842	564
	Intel Corp.	4.900%	8/5/52	2,180	2,010
	Intel Corp.	5.700%	2/10/53	840	856
	Intel Corp.	3.200%	8/12/61	425	276
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,443
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,289
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,748
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,079
	Microsoft Corp.	2.700%	2/12/25	760	733
	Microsoft Corp.	3.125%	11/3/25	435	419
	Microsoft Corp.	2.400%	8/8/26	1,890	1,774
	Microsoft Corp.	3.500%	2/12/35	605	566
	Microsoft Corp.	3.450%	8/8/36	822	749
	Microsoft Corp.	2.525%	6/1/50	3,336	2,308
	Microsoft Corp.	2.921%	3/17/52	3,287	2,443
	Oracle Corp.	2.950%	11/15/24	2,190	2,115

10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	1.650%	3/25/26	895	813
	Oracle Corp.	3.250%	11/15/27	1,360	1,262
	QUALCOMM Inc.	1.300%	5/20/28	744	634
	QUALCOMM Inc.	2.150%	5/20/30	1,075	924
	QUALCOMM Inc.	1.650%	5/20/32	1,112	877
	QUALCOMM Inc.	4.250%	5/20/32	175	170
	QUALCOMM Inc.	4.500%	5/20/52	463	421
	S&P Global Inc.	2.700%	3/1/29	121	109
	S&P Global Inc.	2.900%	3/1/32	1,817	1,576
	S&P Global Inc.	3.700%	3/1/52	45	37
					54,378
Utilities (3.2%)
	AEP Texas Inc.	4.150%	5/1/49	145	116
	AEP Texas Inc.	3.450%	1/15/50	380	274
	AEP Transmission Co. LLC	4.500%	6/15/52	265	237
	Alabama Power Co.	5.200%	6/1/41	120	115
	Alabama Power Co.	4.100%	1/15/42	215	178
	Alabama Power Co.	3.750%	3/1/45	630	497
	Alabama Power Co.	4.300%	7/15/48	775	660
	Ameren Illinois Co.	3.800%	5/15/28	590	562
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,004
	Ameren Illinois Co.	3.700%	12/1/47	140	113
	American Water Capital Corp.	2.950%	9/1/27	540	499
	American Water Capital Corp.	3.750%	9/1/47	45	36
	American Water Capital Corp.	4.200%	9/1/48	845	713
	American Water Capital Corp.	4.150%	6/1/49	25	21
	American Water Capital Corp.	3.450%	5/1/50	95	71
	Arizona Public Service Co.	3.350%	5/15/50	410	282
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	159
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,184
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,385
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	93
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	548	470
[4]	Boston Gas Co.	3.150%	8/1/27	140	127
[4]	Boston Gas Co.	3.757%	3/16/32	120	106
[4]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	89
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,318
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	170
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,110
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,309
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	884
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	174
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	344
	Cleco Securitization I LLC	4.646%	9/1/44	765	726
	Commonwealth Edison Co.	2.950%	8/15/27	645	597
	Commonwealth Edison Co.	4.350%	11/15/45	375	327
	Commonwealth Edison Co.	3.650%	6/15/46	175	137
	Commonwealth Edison Co.	4.000%	3/1/48	368	308
	Commonwealth Edison Co.	3.850%	3/15/52	195	156
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	853
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	59
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	41
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	397
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	292	322
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,640	2,277
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	600
	Consumers Energy Co.	4.200%	9/1/52	555	476
	Delmarva Power & Light Co.	3.500%	11/15/23	305	303
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	3.375%	4/1/30	178	159
	Dominion Energy Inc.	5.375%	11/15/32	1,950	1,959
	Dominion Energy Inc.	5.250%	8/1/33	1,000	985
	Dominion Energy Inc.	4.600%	3/15/49	760	653
	Dominion Energy Inc.	4.850%	8/15/52	2,852	2,544
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	152
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	44
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	94
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	183
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	147
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	516
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	368
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,090
	Duke Energy Corp.	2.650%	9/1/26	315	291
	Duke Energy Corp.	3.400%	6/15/29	350	316
	Duke Energy Corp.	4.500%	8/15/32	495	467
	Duke Energy Corp.	3.300%	6/15/41	945	698
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,076
	Duke Energy Corp.	3.750%	9/1/46	265	201
	Duke Energy Corp.	4.200%	6/15/49	525	424
	Duke Energy Corp.	3.500%	6/15/51	990	718
	Duke Energy Corp.	5.000%	8/15/52	1,298	1,188
	Duke Energy Florida LLC	6.350%	9/15/37	200	216
	Duke Energy Florida LLC	5.950%	11/15/52	155	169
	Duke Energy Progress LLC	6.300%	4/1/38	365	392
	Duke Energy Progress LLC	4.100%	3/15/43	118	99
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,703
	Duke Energy Progress LLC	2.500%	8/15/50	70	44
	Duke Energy Progress LLC	2.900%	8/15/51	70	47
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	802
[4]	East Ohio Gas Co.	2.000%	6/15/30	325	262
[4]	East Ohio Gas Co.	3.000%	6/15/50	475	304
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	465
	Edison International	5.250%	11/15/28	708	690
[4]	Electricite de France SA	4.875%	9/21/38	2,200	1,861
	Emera US Finance LP	3.550%	6/15/26	716	678
	Entergy Louisiana LLC	3.120%	9/1/27	410	379
	Evergy Inc.	2.450%	9/15/24	425	408
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	444
	Evergy Metro Inc.	2.250%	6/1/30	205	171
	Evergy Metro Inc.	4.200%	3/15/48	137	113
	Eversource Energy	2.900%	10/1/24	690	664
	Eversource Energy	3.150%	1/15/25	110	106
	Eversource Energy	3.300%	1/15/28	400	368
	Eversource Energy	5.450%	3/1/28	765	770
	Eversource Energy	3.375%	3/1/32	70	61
	Eversource Energy	5.125%	5/15/33	360	355
	Exelon Corp.	3.350%	3/15/32	540	470
	Florida Power & Light Co.	5.050%	4/1/28	340	343
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,019
	Florida Power & Light Co.	4.950%	6/1/35	1,000	995
	Florida Power & Light Co.	5.950%	2/1/38	785	843
	Florida Power & Light Co.	5.690%	3/1/40	675	709
	Florida Power & Light Co.	3.700%	12/1/47	368	299
	Florida Power & Light Co.	5.300%	4/1/53	535	554
	Fortis Inc.	3.055%	10/4/26	1,195	1,103
	Georgia Power Co.	4.700%	5/15/32	655	634
	Georgia Power Co.	4.950%	5/17/33	635	627
	Georgia Power Co.	5.400%	6/1/40	205	197
	Georgia Power Co.	4.750%	9/1/40	988	903
	Georgia Power Co.	4.300%	3/15/42	1,076	928
	Georgia Power Co.	3.700%	1/30/50	170	131
	Georgia Power Co.	5.125%	5/15/52	710	692
	Indiana Michigan Power Co.	4.250%	8/15/48	415	349
[4]	ITC Holdings Corp.	4.950%	9/22/27	60	59

11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	670	609
[4]	Massachusetts Electric Co.	5.900%	11/15/39	585	591
[4]	Metropolitan Edison Co.	5.200%	4/1/28	60	59
[4]	Metropolitan Edison Co.	4.300%	1/15/29	249	236
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	38
	MidAmerican Energy Co.	4.250%	7/15/49	165	140
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	816
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	208
[4]	Monongahela Power Co.	5.400%	12/15/43	135	131
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	408
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,000
	Nevada Power Co.	3.125%	8/1/50	305	203
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	392
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	830
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	574
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	357
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	513
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	933
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	356
	NiSource Inc.	5.250%	2/15/43	390	374
	NiSource Inc.	4.800%	2/15/44	255	232
	NiSource Inc.	5.000%	6/15/52	2,036	1,880
	Northern States Power Co.	2.250%	4/1/31	145	121
	Northern States Power Co.	6.250%	6/1/36	2,000	2,169
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,083
	Oglethorpe Power Corp.	5.950%	11/1/39	170	170
	Oglethorpe Power Corp.	4.550%	6/1/44	50	40
	Oglethorpe Power Corp.	4.250%	4/1/46	537	398
	Oglethorpe Power Corp.	4.500%	4/1/47	115	95
	Oglethorpe Power Corp.	5.050%	10/1/48	65	58
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	143
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	403
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	69
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	231
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	614
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	284
	Pacific Gas and Electric Co.	6.150%	1/15/33	603	592
	Pacific Gas and Electric Co.	6.400%	6/15/33	495	492
	Pacific Gas and Electric Co.	4.500%	7/1/40	679	528
	Pacific Gas and Electric Co.	6.750%	1/15/53	110	109
	Pacific Gas and Electric Co.	6.700%	4/1/53	882	868
	PECO Energy Co.	4.600%	5/15/52	280	257
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	84
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	351
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	718
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	694
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	260	234
	Potomac Electric Power Co.	6.500%	11/15/37	750	834
	PPL Electric Utilities Corp.	5.250%	5/15/53	180	183
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	612
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	116
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	125
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	455
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	14
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	612
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,212
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	254	212
	SCE Recovery Funding LLC	1.942%	5/15/40	110	78
	SCE Recovery Funding LLC	2.510%	11/15/43	100	68
	Sempra Energy	3.250%	6/15/27	4,095	3,787
	Sempra Energy	6.000%	10/15/39	600	612
	Sierra Pacific Power Co.	2.600%	5/1/26	221	206
	Southern California Edison Co.	3.700%	8/1/25	90	87
	Southern California Edison Co.	5.950%	11/1/32	620	650
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,037
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,204
	Southern California Edison Co.	6.050%	3/15/39	55	57
	Southern California Edison Co.	4.650%	10/1/43	100	88
	Southern California Edison Co.	4.000%	4/1/47	195	155
	Southern California Edison Co.	4.125%	3/1/48	645	524
	Southern California Edison Co.	4.875%	3/1/49	87	78
	Southern California Edison Co.	3.650%	2/1/50	155	116
	Southern California Edison Co.	5.700%	3/1/53	210	211
	Southern California Edison Co.	5.875%	12/1/53	350	357
	Southern California Gas Co.	2.600%	6/15/26	820	765
	Southern California Gas Co.	6.350%	11/15/52	250	277
	Southern Co.	4.400%	7/1/46	755	647
	Southwest Gas Corp.	2.200%	6/15/30	230	187
	Southwestern Electric Power Co.	6.200%	3/15/40	400	411
	Southwestern Public Service Co.	3.700%	8/15/47	102	78
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,090
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	520
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	501
	Tucson Electric Power Co.	5.500%	4/15/53	210	209
	Union Electric Co.	4.000%	4/1/48	423	347
	Union Electric Co.	3.900%	4/1/52	245	200
	Union Electric Co.	5.450%	3/15/53	250	255
	Virginia Electric and Power Co.	3.500%	3/15/27	435	412
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	698
					101,619
Total Corporate Bonds (Cost $766,053)					695,162
Sovereign Bonds (0.3%)
[4]	Airport Authority Hong Kong	4.875%	1/12/30	705	718
[4]	Airport Authority Hong Kong	4.875%	1/12/33	430	438
[4]	Emirate of Abu Dhabi	4.951%	7/7/52	390	387
[4]	Government of Bermuda	2.375%	8/20/30	400	335
[4]	Government of Bermuda	3.375%	8/20/50	200	138
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,096
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,140
[4]	OMERS Finance Trust	4.000%	4/20/28	560	542
	Republic of Chile	2.550%	7/27/33	1,085	887
	Republic of Chile	3.500%	1/31/34	545	481
	Republic of Chile	3.500%	4/15/53	575	428
	Republic of Chile	3.100%	1/22/61	410	268
[4]	State of Qatar	4.400%	4/16/50	430	391
	United Mexican States	6.338%	5/4/53	737	753
Total Sovereign Bonds (Cost $9,580)					9,002
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	123
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	71
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,053
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	246
	California GO	7.500%	4/1/34	155	189
	California GO	7.350%	11/1/39	1,550	1,885

12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	175	163
	California State University College & University Revenue	2.719%	11/1/52	350	245
	California State University College & University Revenue	2.939%	11/1/52	445	312
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,730	1,961
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	800	907
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	603
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	201
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	570	554
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	378
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	66
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	173
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	535	498
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	819
[6]	Foothill-Eastern Transportation Corridor Agency CA Highway Revenue	3.924%	1/15/53	345	277
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	2,006	2,290
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	57
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	98
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	260	239
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	143
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	683
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	202
	Houston TX GO	6.290%	3/1/32	315	332
	Illinois GO	5.100%	6/1/33	4,765	4,683
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	816
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	375	370
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	128
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	281
[6]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,087
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	581
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	750
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,076
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	393
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	487
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	554
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	254
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	514
	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	487
	New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	404
	New York Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	50	50
	New York Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	849
	New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	829
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	524
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	279
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	414
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	229
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	450	340
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	577
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	719
[6]	Oregon School Boards Assn. GO	5.528%	6/30/28	1,716	1,725
[7]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	742
[8]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,054
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	65
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	1,057
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	344
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,073
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	622
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	442
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	223

13

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	263
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	279
Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	798
Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	420	422
Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	615	633
Texas Transportation Commission GO	2.562%	4/1/42	235	179
Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	375
University of California College & University Revenue	1.316%	5/15/27	385	341
University of California College & University Revenue	1.614%	5/15/30	645	529
University of California College & University Revenue	4.765%	5/15/44	145	140
University of California College & University Revenue	3.931%	5/15/45	570	517
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	93
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	811
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	316
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,253
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	547
University of Michigan College & University Revenue	2.562%	4/1/50	997	669
University of Michigan College & University Revenue	3.504%	4/1/52	210	169
University of Minnesota College & University Revenue	4.048%	4/1/52	840	742
Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	42	42
Total Taxable Municipal Bonds (Cost $56,130)				50,908
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (0.0%)
[9]	Vanguard Market Liquidity Fund	5.150%		117	12
			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.8%)
	NatWest Markets plc (Dated 6/30/23, Repurchase Value $57,524,000, collateralized by U.S. Treasury Note/Bond 4.625%, 3/15/26, with a value of $58,650,000)	5.040%	7/3/23	57,500	57,500
Total Temporary Cash Investments (Cost $57,512)					57,512
Total Investments (99.6%) (Cost $2,756,048)					3,130,562
Other Assets and Liabilities—Net (0.4%)					13,437
Net Assets (100%)					3,143,999
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $321,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $180,613,000, representing 5.7% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	30	6,100	(86)
5-Year U.S. Treasury Note	September 2023	376	40,267	(492)
10-Year U.S. Treasury Note	September 2023	81	9,094	(172)
				(750)
14

Balanced Portfolio
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2023	(126)	(14,923)	171
				(579)

See accompanying Notes, which are an integral part of the Financial Statements.
15

Balanced Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,756,036)	3,130,550
Affiliated Issuers (Cost $12)	12
Total Investments in Securities	3,130,562
Investment in Vanguard	108
Cash	20
Foreign Currency, at Value (Cost $209)	211
Receivables for Investment Securities Sold	12,418
Receivables for Accrued Income	13,771
Receivables for Capital Shares Issued	115
Total Assets	3,157,205
Liabilities
Payables for Investment Securities Purchased	9,930
Payables to Investment Advisor	401
Payables for Capital Shares Redeemed	2,557
Payables to Vanguard	280
Variation Margin Payable—Futures Contracts	38
Total Liabilities	13,206
Net Assets	3,143,999
At June 30, 2023, net assets consisted of:

Paid-in Capital	2,649,943
Total Distributable Earnings (Loss)	494,056
Net Assets	3,143,999

Net Assets
Applicable to 143,386,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,143,999
Net Asset Value Per Share	$21.93

See accompanying Notes, which are an integral part of the Financial Statements.
16

Balanced Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	19,810
Interest	20,954
Securities Lending—Net	—
Total Income	40,764
Expenses
Investment Advisory Fees—Note B
Basic Fee	811
Performance Adjustment	(38)
The Vanguard Group—Note C
Management and Administrative	2,384
Marketing and Distribution	80
Custodian Fees	15
Shareholders’ Reports	41
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,299
Expenses Paid Indirectly	(4)
Net Expenses	3,295
Net Investment Income	37,469
Realized Net Gain (Loss)
Investment Securities Sold[2]	88,505
Futures Contracts	449
Swap Contracts	(137)
Foreign Currencies	44
Realized Net Gain (Loss)	88,861
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	105,446
Futures Contracts	(709)
Foreign Currencies	67
Change in Unrealized Appreciation (Depreciation)	104,804
Net Increase (Decrease) in Net Assets Resulting from Operations	231,134
1	Dividends are net of foreign withholding taxes of $231,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,469	66,357
Realized Net Gain (Loss)	88,861	127,923
Change in Unrealized Appreciation (Depreciation)	104,804	(727,150)
Net Increase (Decrease) in Net Assets Resulting from Operations	231,134	(532,870)
Distributions
Total Distributions	(195,416)	(375,204)
Capital Share Transactions
Issued	97,895	313,136
Issued in Lieu of Cash Distributions	195,416	375,204
Redeemed	(326,946)	(425,731)
Net Increase (Decrease) from Capital Share Transactions	(33,635)	262,609
Total Increase (Decrease)	2,083	(645,465)
Net Assets
Beginning of Period	3,141,916	3,787,381
End of Period	3,143,999	3,141,916

See accompanying Notes, which are an integral part of the Financial Statements.
17

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.72	$28.41	$25.68	$24.94	$22.20	$24.80
Investment Operations
Net Investment Income[1]	.256	.471	.468	.526	.623	.626
Net Realized and Unrealized Gain (Loss) on Investments	1.317	(4.277)	4.137	1.692	4.105	(1.414)
Total from Investment Operations	1.573	(3.806)	4.605	2.218	4.728	(.788)
Distributions
Dividends from Net Investment Income	(.464)	(.480)	(.497)	(.666)	(.660)	(.582)
Distributions from Realized Capital Gains	(.899)	(2.404)	(1.378)	(.812)	(1.328)	(1.230)
Total Distributions	(1.363)	(2.884)	(1.875)	(1.478)	(1.988)	(1.812)
Net Asset Value, End of Period	$21.93	$21.72	$28.41	$25.68	$24.94	$22.20
Total Return	7.65%	-14.30%	19.02%	10.68%	22.48%	-3.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,144	$3,142	$3,787	$3,346	$3,267	$2,708
Ratio of Total Expenses to Average Net Assets[2]	0.21%[3]	0.21%[3]	0.20%	0.20%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.05%	1.76%	2.24%	2.68%	2.67%
Portfolio Turnover Rate[4]	20%	40%	33%	49%	29%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.00%, (0.01%), (0.01%), (0.00%), and (0.00%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.21%.
4	Includes 0%, 7%, 1%, 3%, 8%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously
19

Balanced Portfolio
agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each
20

Balanced Portfolio
contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2023, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open credit default swap contracts at June 30, 2023.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays
21

Balanced Portfolio
and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company llp provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $38,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative,
22

Balanced Portfolio
marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $108,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. The portfolio’s custodian bank has also agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, these arrangements reduced the portfolio’s management and administrative expenses by $1,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of less than 0.01% of the portfolio’s average net assets.
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,902,285	150,499	—	2,052,784
U.S. Government and Agency Obligations	—	243,108	—	243,108
Asset-Backed/Commercial Mortgage-Backed Securities	—	22,086	—	22,086
Corporate Bonds	—	695,162	—	695,162
Sovereign Bonds	—	9,002	—	9,002
Taxable Municipal Bonds	—	50,908	—	50,908
Temporary Cash Investments	12	57,500	—	57,512
Total	1,902,297	1,228,265	—	3,130,562
Derivative Financial Instruments
Assets
Futures Contracts[1]	171	—	—	171
Liabilities
Futures Contracts[1]	750	—	—	750
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
23

Balanced Portfolio
F.	At June 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	171	—	171
Total Assets	171	—	171

Unrealized Depreciation—Futures Contracts[1]	750	—	750
Total Liabilities	750	—	750
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	449	—	449
Swap Contracts	—	(137)	(137)
Realized Net Gain (Loss) on Derivatives	449	(137)	312
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(709)	—	(709)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(709)	—	(709)
G.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,759,024
Gross Unrealized Appreciation	530,368
Gross Unrealized Depreciation	(159,409)
Net Unrealized Appreciation (Depreciation)	370,959
H.	During the six months ended June 30, 2023, the portfolio purchased $385,607,000 of investment securities and sold $585,425,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $244,736,000 and $278,934,000, respectively.
I.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	4,507	13,936
Issued in Lieu of Cash Distributions	9,486	15,732
Redeemed	(15,252)	(18,314)
Net Increase (Decrease) in Shares Outstanding	(1,259)	11,354
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
24

Balanced Portfolio
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 67% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
25

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the portfolio since its inception in 1991.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
26

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Balanced Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
27

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692B 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Capital Growth Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,169.20	$1.83
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Capital Growth Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	5.9%
Consumer Discretionary	11.3
Consumer Staples	0.3
Energy	2.1
Financials	6.4
Health Care	30.9
Industrials	14.1
Information Technology	27.7
Materials	1.3
The table reflects the portfolio’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Capital Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.0%)
Communication Services (5.7%)
*	Alphabet Inc. Class A	287,000	34,354
*	Alphabet Inc. Class C	167,400	20,250
*	Baidu Inc. ADR	125,600	17,196
*	Walt Disney Co.	92,300	8,240
*	Activision Blizzard Inc.	91,300	7,697
*	Meta Platforms Inc. Class A	12,500	3,587
*	Charter Communications Inc. Class A	5,400	1,984
			93,308
Consumer Discretionary (10.9%)
*	Tesla Inc.	147,400	38,585
	Sony Group Corp. ADR	322,400	29,029
	Ross Stores Inc.	182,800	20,497
*	Alibaba Group Holding Ltd. ADR	233,100	19,429
	TJX Cos. Inc.	192,500	16,322
*	Mattel Inc.	615,200	12,021
*	Amazon.com Inc.	82,800	10,794
	Whirlpool Corp.	70,900	10,549
*	Royal Caribbean Cruises Ltd.	62,900	6,525
	Bath & Body Works Inc.	91,100	3,416
*	Carnival Corp.	158,300	2,981
*	Flutter Entertainment plc (XDUB)	11,100	2,231
	eBay Inc.	35,400	1,582
	Restaurant Brands International Inc.	20,000	1,550
	Marriott International Inc. Class A	8,400	1,543
	Hilton Worldwide Holdings Inc.	10,000	1,456
			178,510
Consumer Staples (0.2%)
*	Dollar Tree Inc.	14,800	2,124
	Sysco Corp.	22,900	1,699
			3,823
Energy (2.1%)
	Hess Corp.	124,400	16,912
	Pioneer Natural Resources Co.	53,800	11,146
	EOG Resources Inc.	32,700	3,742
*	Transocean Ltd. (XNYS)	278,100	1,950
			33,750
Financials (6.1%)
	Wells Fargo & Co.	684,100	29,197
	Marsh & McLennan Cos. Inc.	73,900	13,899
	JPMorgan Chase & Co.	90,000	13,090
	Visa Inc. Class A	51,800	12,301
	Raymond James Financial Inc.	96,350	9,998
	Bank of America Corp.	212,200	6,088
	Progressive Corp.	21,100	2,793
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	49,000	2,680
	Charles Schwab Corp.	44,200	2,505
	Mastercard Inc. Class A	4,700	1,849
	Northern Trust Corp.	22,300	1,653
*	PayPal Holdings Inc.	24,000	1,602
	CME Group Inc.	8,500	1,575
	Citigroup Inc.	31,700	1,460
			100,690
Health Care (29.7%)
	Eli Lilly & Co.	334,571	156,907
*	Biogen Inc.	222,400	63,351
	Amgen Inc.	215,371	47,817
	AstraZeneca plc ADR	639,600	45,776
*	Boston Scientific Corp.	640,902	34,666
	Thermo Fisher Scientific Inc.	48,900	25,513
	Novartis AG ADR	224,450	22,649
	Bristol-Myers Squibb Co.	279,900	17,900
*	BioMarin Pharmaceutical Inc.	146,500	12,699
	Roche Holding AG	40,007	12,221
	Abbott Laboratories	63,900	6,966
	Zimmer Biomet Holdings Inc.	45,500	6,625
*	BeiGene Ltd. ADR	34,000	6,062
	GSK plc ADR	161,600	5,759
*	Seagen Inc.	26,200	5,042
	CVS Health Corp.	62,400	4,314
*	Elanco Animal Health Inc. (XNYS)	340,416	3,425
	Medtronic plc	31,300	2,757
	Stryker Corp.	8,400	2,563
	Agilent Technologies Inc.	20,000	2,405
*	IQVIA Holdings Inc.	10,200	2,293
			487,710
Industrials (13.5%)
	FedEx Corp.	211,300	52,381
	Siemens AG (Registered)	190,334	31,729
	Southwest Airlines Co.	646,650	23,415
*	United Airlines Holdings Inc.	309,900	17,004
	Airbus SE	111,954	16,187
*	Delta Air Lines Inc.	254,800	12,113
	Caterpillar Inc.	40,900	10,063
*	American Airlines Group Inc.	535,000	9,598
	Union Pacific Corp.	41,900	8,574
	United Parcel Service Inc. Class B (XNYS)	45,650	8,183
	TransDigm Group Inc.	7,450	6,662
*	Alaska Air Group Inc.	108,100	5,749
	Textron Inc.	77,100	5,214
	Carrier Global Corp.	73,800	3,669
	CSX Corp.	77,700	2,650
	Deere & Co.	5,800	2,350
	General Dynamics Corp.	10,700	2,302
	JB Hunt Transport Services Inc.	12,100	2,190
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	21,250	1,891
			221,924
Information Technology (26.6%)
	Microsoft Corp.	161,800	55,099
*	Adobe Inc.	107,000	52,322
	Texas Instruments Inc.	271,800	48,929
	KLA Corp.	89,800	43,555
	Micron Technology Inc.	572,700	36,143
	Intel Corp.	1,034,900	34,607
	Oracle Corp.	219,200	26,105
	NVIDIA Corp.	48,400	20,474
	NetApp Inc.	207,800	15,876
	Intuit Inc.	32,300	14,800
	Analog Devices Inc.	65,600	12,780
	HP Inc.	362,350	11,128
	QUALCOMM Inc.	88,000	10,475
*	Splunk Inc.	88,300	9,368
	Hewlett Packard Enterprise Co.	466,950	7,845
	Apple Inc.	37,800	7,332
	Cisco Systems Inc.	117,600	6,085
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	5,917
	Entegris Inc.	51,300	5,685
	Applied Materials Inc.	31,800	4,596
	Corning Inc.	96,250	3,373
*	Palo Alto Networks Inc.	7,800	1,993
*	Autodesk Inc.	5,900	1,207
*	BlackBerry Ltd.	148,000	818
			436,512
Materials (1.2%)
	Albemarle Corp.	26,100	5,823
	Glencore plc	702,066	3,981
	DuPont de Nemours Inc.	38,566	2,755
	Freeport-McMoRan Inc.	65,500	2,620
	Linde plc	6,300	2,401
	Corteva Inc.	30,700	1,759
	Dow Inc.	18,066	962
			20,301
Total Common Stocks (Cost $943,775)			1,576,528
3

Capital Growth Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[1]	Vanguard Market Liquidity Fund, 5.150% (Cost $65,768)	657,717	65,759
Total Investments (100.0%) (Cost $1,009,543)			1,642,287
Other Assets and Liabilities—Net (0.0%)			(36)
Net Assets (100%)			1,642,251
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $943,775)	1,576,528
Affiliated Issuers (Cost $65,768)	65,759
Total Investments in Securities	1,642,287
Investment in Vanguard	54
Receivables for Accrued Income	1,681
Receivables for Capital Shares Issued	175
Total Assets	1,644,197
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	272
Payables to Investment Advisor	581
Payables for Capital Shares Redeemed	964
Payables to Vanguard	128
Total Liabilities	1,946
Net Assets	1,642,251
At June 30, 2023, net assets consisted of:

Paid-in Capital	972,008
Total Distributable Earnings (Loss)	670,243
Net Assets	1,642,251

Net Assets
Applicable to 38,755,931 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,642,251
Net Asset Value Per Share	$42.37

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	12,068
Interest[2]	1,474
Securities Lending—Net	1
Total Income	13,543
Expenses
Investment Advisory Fees—Note B	1,136
The Vanguard Group—Note C
Management and Administrative	1,348
Marketing and Distribution	40
Custodian Fees	10
Shareholders’ Reports	24
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,562
Net Investment Income	10,981
Realized Net Gain (Loss)
Investment Securities Sold[2]	27,309
Foreign Currencies	14
Realized Net Gain (Loss)	27,323
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	199,446
Net Increase (Decrease) in Net Assets Resulting from Operations	237,750
1	Dividends are net of foreign withholding taxes of $370,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,474,000, $1,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,981	17,045
Realized Net Gain (Loss)	27,323	80,144
Change in Unrealized Appreciation (Depreciation)	199,446	(365,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	237,750	(268,628)
Distributions
Total Distributions	(96,796)	(157,677)
Capital Share Transactions
Issued	82,705	130,652
Issued in Lieu of Cash Distributions	96,796	157,677
Redeemed	(96,815)	(218,431)
Net Increase (Decrease) from Capital Share Transactions	82,686	69,898
Total Increase (Decrease)	223,640	(356,407)
Net Assets
Beginning of Period	1,418,611	1,775,018
End of Period	1,642,251	1,418,611

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$38.81	$50.69	$45.21	$40.76	$33.49	$35.12
Investment Operations
Net Investment Income[1]	.291	.468	.356	.478	.503	.429
Net Realized and Unrealized Gain (Loss) on Investments	5.926	(7.744)	8.959	5.768	8.182	(.754)
Total from Investment Operations	6.217	(7.276)	9.315	6.246	8.685	(.325)
Distributions
Dividends from Net Investment Income	(.457)	(.390)	(.480)	(.574)	(.411)	(.315)
Distributions from Realized Capital Gains	(2.200)	(4.214)	(3.355)	(1.222)	(1.004)	(.990)
Total Distributions	(2.657)	(4.604)	(3.835)	(1.796)	(1.415)	(1.305)
Net Asset Value, End of Period	$42.37	$38.81	$50.69	$45.21	$40.76	$33.49
Total Return	16.92%	-15.48%	21.54%	17.47%	26.50%	-1.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,642	$1,419	$1,775	$2,092	$1,976	$1,596
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.13%	0.73%	1.25%	1.37%	1.18%
Portfolio Turnover Rate	3%	3%	5%[2]	6%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8

Capital Growth Portfolio
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $54,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
9

Capital Growth Portfolio
The following table summarizes the market value of the portfolio’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,510,179	66,349	—	1,576,528
Temporary Cash Investments	65,759	—	—	65,759
Total	1,575,938	66,349	—	1,642,287
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,009,543
Gross Unrealized Appreciation	715,809
Gross Unrealized Depreciation	(83,065)
Net Unrealized Appreciation (Depreciation)	632,744
F.	During the six months ended June 30, 2023, the portfolio purchased $42,634,000 of investment securities and sold $47,440,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	2,027	3,146
Issued in Lieu of Cash Distributions	2,584	3,557
Redeemed	(2,405)	(5,169)
Net Increase (Decrease) in Shares Outstanding	2,206	1,534
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 55% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Capital Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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Q692CG 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Conservative Allocation Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Conservative Allocation Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Conservative Allocation Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,069.40	$0.67
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolios' annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Conservative Allocation Portfolio
Underlying Vanguard Funds
As of June 30, 2023
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	41.7%
Vanguard Variable Insurance Funds—Equity Index Portfolio	20.8
Vanguard Total International Bond Index Fund Admiral Shares	17.9
Vanguard Total International Stock Index Fund Admiral Shares	16.0
Vanguard Extended Market Index Fund Admiral Shares	3.6
The table reflects the portfolio's investments, except for short-term investments.
2

Conservative Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.4%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,691,331	95,391
Vanguard Extended Market Index Fund Admiral Shares	147,669	16,669
		112,060
International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Admiral Shares	2,437,024	73,355
U.S. Bond Fund (41.7%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,568,420	191,069
International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	4,200,552	81,827
Total Investment Companies (Cost $488,965)		458,311
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.150% (Cost $—)	4	—
Total Investments (100.0%) (Cost $488,965)		458,311
Other Assets and Liabilities—Net (0.0%)		(132)
Net Assets (100%)		458,179
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $488,965)	458,311
Receivables for Investment Securities Sold	90
Receivables for Accrued Income	128
Receivables for Capital Shares Issued	22
Total Assets	458,551
Liabilities
Due to Custodian	90
Payables for Investment Securities Purchased	128
Payables for Capital Shares Redeemed	154
Total Liabilities	372
Net Assets	458,179
At June 30, 2023, net assets consisted of:

Paid-in Capital	475,080
Total Distributable Earnings (Loss)	(16,901)
Net Assets	458,179

Net Assets
Applicable to 19,724,251 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	458,179
Net Asset Value Per Share	$23.23
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,619
Net Investment Income—Note B	7,619
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,991
Affiliated Funds Sold	3,729
Realized Net Gain (Loss)	6,720
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	15,565
Net Increase (Decrease) in Net Assets Resulting from Operations	29,904
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,619	8,847
Realized Net Gain (Loss)	6,720	11,132
Change in Unrealized Appreciation (Depreciation)	15,565	(99,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,904	(79,804)
Distributions
Total Distributions	(20,019)	(32,935)
Capital Share Transactions
Issued	33,624	44,556
Issued in Lieu of Cash Distributions	20,019	32,935
Redeemed	(37,045)	(81,774)
Net Increase (Decrease) from Capital Share Transactions	16,598	(4,283)
Total Increase (Decrease)	26,483	(117,022)
Net Assets
Beginning of Period	431,696	548,718
End of Period	458,179	431,696
See accompanying Notes, which are an integral part of the Financial Statements.
6

Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.75	$28.60	$28.40	$26.53	$24.02	$25.84
Investment Operations
Net Investment Income[1]	.395	.456	.613	.499	.660	.581
Capital Gain Distributions Received[1]	.155	.295	.345	.123	.117	.100
Net Realized and Unrealized Gain (Loss) on Investments	.990	(4.840)	.664	2.266	2.921	(1.417)
Total from Investment Operations	1.540	(4.089)	1.622	2.888	3.698	(.736)
Distributions
Dividends from Net Investment Income	(.462)	(.639)	(.440)	(.631)	(.585)	(.519)
Distributions from Realized Capital Gains	(.598)	(1.122)	(.982)	(.387)	(.603)	(.565)
Total Distributions	(1.060)	(1.761)	(1.422)	(1.018)	(1.188)	(1.084)
Net Asset Value, End of Period	$23.23	$22.75	$28.60	$28.40	$26.53	$24.02
Total Return	6.94%	-14.90%	5.99%	11.73%	15.83%	-2.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$458	$432	$549	$521	$425	$321
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.10%	1.89%	2.17%	1.90%	2.61%	2.33%
Portfolio Turnover Rate	6%	10%	12%	27%	10%	18%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying
8

Conservative Allocation Portfolio
Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2023, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	489,116
Gross Unrealized Appreciation	20,477
Gross Unrealized Depreciation	(51,282)
Net Unrealized Appreciation (Depreciation)	(30,805)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	1,460	1,802
Issued in Lieu of Cash Distributions	893	1,307
Redeemed	(1,606)	(3,321)
Net Increase (Decrease) in Shares Outstanding	747	(212)
9

Conservative Allocation Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Extended Market Index Fund	15,687	608	1,474	531	1,317	105	—	16,669
Vanguard Market Liquidity Fund	17	NA1	NA1	—	—	2	—	—
Vanguard Total International Bond Index Fund	76,631	4,607	1,618	32	2,175	669	—	81,827
Vanguard Total International Stock Index Fund	70,651	4,818	7,748	642	4,992	945	—	73,355
Vanguard Variable Insurance Funds—Equity Index Portfolio	87,074	8,943	10,731	2,463	7,642	1,350	2,991	95,391
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	181,747	15,663	5,841	61	(561)	4,548	—	191,069
Total	431,807	34,639	27,412	3,729	15,565	7,619	2,991	458,311
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 77% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Conservative Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692CA 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	12
Liquidity Risk Management	14

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Diversified Value Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,099.80	$1.51
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Diversified Value Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	9.2%
Consumer Discretionary	9.8
Consumer Staples	5.2
Energy	8.0
Financials	20.9
Health Care	15.6
Industrials	9.7
Information Technology	18.2
Materials	1.2
Real Estate	1.4
Utilities	0.8
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Diversified Value Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.2%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	442,645	52,985
	Comcast Corp. Class A	221,538	9,205
*	Meta Platforms Inc. Class A	30,848	8,853
*	Walt Disney Co.	81,933	7,315
*	Warner Bros Discovery Inc.	386,179	4,843
	News Corp. Class A	235,644	4,595
	Vodafone Group plc ADR	366,849	3,467
	Omnicom Group Inc.	29,391	2,796
	Paramount Global Class B	136,100	2,165
			96,224
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	282,138	36,780
	McDonald's Corp.	53,072	15,837
	General Motors Co.	303,083	11,687
	Home Depot Inc.	32,983	10,246
	Magna International Inc.	144,775	8,171
*	Aptiv plc	79,606	8,127
	NIKE Inc. Class B	49,779	5,494
*	Booking Holdings Inc.	800	2,160
	BorgWarner Inc. (XNYS)	43,600	2,133
*	Adient plc	41,837	1,603
			102,238
Consumer Staples (5.0%)
	Procter & Gamble Co.	91,036	13,814
	Coca-Cola Co.	212,677	12,807
	Mondelez International Inc. Class A	101,502	7,404
	Sysco Corp.	95,685	7,100
	Unilever plc ADR	133,693	6,969
	Estee Lauder Cos. Inc. Class A	31,905	6,265
			54,359
Energy (7.7%)
	Chevron Corp.	93,759	14,753
	ConocoPhillips	133,968	13,880
	APA Corp.	337,753	11,541
	Shell plc ADR	124,036	7,489
	NOV Inc.	398,515	6,392
	Marathon Oil Corp.	271,787	6,257
	Ovintiv Inc. (XNYS)	119,700	4,557
	Pioneer Natural Resources Co.	21,526	4,460
	Halliburton Co.	107,479	3,546
	Murphy Oil Corp.	92,540	3,544
	Cenovus Energy Inc.	196,400	3,335
	Baker Hughes Co. Class A	67,300	2,127
	Schlumberger NV	42,300	2,078
			83,959
Financials (19.9%)
	Wells Fargo & Co.	632,840	27,010
	Bank of America Corp.	756,780	21,712
	Visa Inc. Class A	89,099	21,159
	Intercontinental Exchange Inc.	169,289	19,143
	American Express Co.	97,021	16,901
		Shares	Market Value• ($000)
	American International Group Inc.	276,302	15,898
	Citigroup Inc.	318,653	14,671
	Marsh & McLennan Cos. Inc.	73,410	13,807
	US Bancorp	306,300	10,120
	Goldman Sachs Group Inc.	25,290	8,157
	Citizens Financial Group Inc.	304,961	7,953
	Bank of New York Mellon Corp.	177,834	7,917
	Hartford Financial Services Group Inc.	91,600	6,597
	First Citizens BancShares Inc. Class A	4,372	5,611
	Charles Schwab Corp.	96,956	5,496
	Fidelity National Information Services Inc.	97,100	5,311
	Commerce Bancshares Inc.	77,284	3,764
	Capital One Financial Corp.	20,500	2,242
	Corebridge Financial Inc.	102,500	1,810
	Equitable Holdings Inc.	65,264	1,773
	State Street Corp.	23,210	1,699
			218,751
Health Care (14.8%)
	Johnson & Johnson	157,474	26,065
	UnitedHealth Group Inc.	34,310	16,491
	Medtronic plc	177,227	15,614
	Thermo Fisher Scientific Inc.	25,955	13,542
	Danaher Corp.	53,847	12,923
	Elevance Health Inc.	28,281	12,565
*	Boston Scientific Corp.	177,037	9,576
	CVS Health Corp.	116,900	8,081
*	IQVIA Holdings Inc.	32,518	7,309
	Zoetis Inc.	40,482	6,972
	Humana Inc.	14,421	6,448
*	Centene Corp.	80,460	5,427
	HCA Healthcare Inc.	17,800	5,402
	GE Healthcare Inc.	49,217	3,998
	Cigna Group	13,800	3,872
	Zimmer Biomet Holdings Inc.	24,011	3,496
	Sanofi ADR	50,164	2,704
	GSK plc ADR	60,732	2,165
			162,650
Industrials (9.3%)
	Honeywell International Inc.	88,131	18,287
	FedEx Corp.	42,033	10,420
	Norfolk Southern Corp.	43,775	9,926
	General Electric Co.	90,352	9,925
	Waste Management Inc.	56,171	9,741
	HEICO Corp.	36,941	6,536
	Cummins Inc.	25,451	6,240
	Caterpillar Inc.	22,856	5,624
*	Boeing Co.	25,300	5,342
	PACCAR Inc.	58,980	4,934
		Shares	Market Value• ($000)
	Raytheon Technologies Corp.	44,800	4,389
	CNH Industrial NV	300,734	4,331
	Timken Co.	27,700	2,535
	Nordson Corp.	8,373	2,078
*	Fluor Corp.	51,050	1,511
			101,819
Information Technology (17.3%)
	Microsoft Corp.	206,068	70,174
	Analog Devices Inc.	65,469	12,754
*	F5 Inc.	79,900	11,686
*	Workday Inc. Class A	49,100	11,091
	Amphenol Corp. Class A	130,356	11,074
	Cisco Systems Inc.	176,262	9,120
	Telefonaktiebolaget LM Ericsson ADR	1,660,415	9,049
*	Salesforce Inc.	42,463	8,971
	Applied Materials Inc.	60,163	8,696
	Accenture plc Class A	24,793	7,651
*	Adobe Inc.	10,475	5,122
	TE Connectivity Ltd.	33,460	4,690
	Corning Inc.	122,030	4,276
	Oracle Corp.	34,364	4,092
	Micron Technology Inc.	62,400	3,938
	Cognex Corp.	55,590	3,114
	International Business Machines Corp.	20,010	2,678
	Cognizant Technology Solutions Corp. Class A	33,200	2,167
			190,343
Materials (1.1%)
	Avery Dennison Corp.	36,480	6,267
	Olin Corp.	96,900	4,980
	International Paper Co.	37,197	1,183
			12,430
Real Estate (1.3%)
	Prologis Inc.	116,991	14,347
Utilities (0.7%)
	PPL Corp.	304,955	8,069
Total Common Stocks (Cost $930,723)			1,045,189
3

Diversified Value Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[1]	Vanguard Market Liquidity Fund, 5.150% (Cost $50,228)	502,324	50,222
Total Investments (99.8%) (Cost $980,951)			1,095,411
Other Assets and Liabilities—Net (0.2%)			1,990
Net Assets (100%)			1,097,401
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	124	27,827	858

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $930,723)	1,045,189
Affiliated Issuers (Cost $50,228)	50,222
Total Investments in Securities	1,095,411
Investment in Vanguard	37
Cash	756
Cash Collateral Pledged—Futures Contracts	1,391
Receivables for Accrued Income	1,331
Receivables for Capital Shares Issued	567
Variation Margin Receivable—Futures Contracts	326
Total Assets	1,099,819
Liabilities
Payables for Investment Securities Purchased	1,624
Payables to Investment Advisor	346
Payables for Capital Shares Redeemed	376
Payables to Vanguard	72
Total Liabilities	2,418
Net Assets	1,097,401
At June 30, 2023, net assets consisted of:

Paid-in Capital	944,846
Total Distributable Earnings (Loss)	152,555
Net Assets	1,097,401

Net Assets
Applicable to 76,683,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,097,401
Net Asset Value Per Share	$14.31

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	9,265
Interest[2]	1,590
Securities Lending—Net	2
Total Income	10,857
Expenses
Investment Advisory Fees—Note B
Basic Fee	632
Performance Adjustment	63
The Vanguard Group—Note C
Management and Administrative	805
Marketing and Distribution	31
Custodian Fees	6
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	1,553
Net Investment Income	9,304
Realized Net Gain (Loss)
Investment Securities Sold[2]	26,613
Futures Contracts	2,225
Foreign Currencies	(1)
Realized Net Gain (Loss)	28,837
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	63,134
Futures Contracts	1,486
Change in Unrealized Appreciation (Depreciation)	64,620
Net Increase (Decrease) in Net Assets Resulting from Operations	102,761
1	Dividends are net of foreign withholding taxes of $63,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,554,000, less than $1,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,304	15,475
Realized Net Gain (Loss)	28,837	59,754
Change in Unrealized Appreciation (Depreciation)	64,620	(218,788)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,761	(143,559)
Distributions
Total Distributions	(74,908)	(114,358)
Capital Share Transactions
Issued	29,409	137,508
Issued in Lieu of Cash Distributions	74,908	114,358
Redeemed	(104,642)	(152,810)
Net Increase (Decrease) from Capital Share Transactions	(325)	99,056
Total Increase (Decrease)	27,528	(158,861)
Net Assets
Beginning of Period	1,069,873	1,228,734
End of Period	1,097,401	1,069,873

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.01	$17.45	$13.74	$16.45	$14.33	$17.04
Investment Operations
Net Investment Income[1]	.121	.204	.183	.209	.364	.412
Net Realized and Unrealized Gain (Loss) on Investments	1.188	(2.034)	3.940	.133	3.135	(1.872)
Total from Investment Operations	1.309	(1.830)	4.123	.342	3.499	(1.460)
Distributions
Dividends from Net Investment Income	(.210)	(.181)	(.174)	(.409)	(.462)	(.423)
Distributions from Realized Capital Gains	(.799)	(1.429)	(.239)	(2.643)	(.917)	(.827)
Total Distributions	(1.009)	(1.610)	(.413)	(3.052)	(1.379)	(1.250)
Net Asset Value, End of Period	$14.31	$14.01	$17.45	$13.74	$16.45	$14.33
Total Return	9.98%	-11.49%	30.47%	11.78%	25.70%	-9.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,097	$1,070	$1,229	$951	$974	$887
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.29%	0.28%	0.28%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.38%	1.14%	1.70%	2.39%	2.58%
Portfolio Turnover Rate	11%	25%	25%	34%	117%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.00%, (0.03%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.
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Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or
8

Diversified Value Portfolio
less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, are subject to quarterly adjustments based on performance relative to the S&P 500 Index and the Russell 1000 Value Index, respectively, since December 31, 2019.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $63,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing,
9

Diversified Value Portfolio
distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	981,791
Gross Unrealized Appreciation	182,930
Gross Unrealized Depreciation	(68,452)
Net Unrealized Appreciation (Depreciation)	114,478
F.	During the six months ended June 30, 2023, the portfolio purchased $109,652,000 of investment securities and sold $165,578,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	2,082	8,931
Issued in Lieu of Cash Distributions	5,696	7,279
Redeemed	(7,463)	(10,246)
Net Increase (Decrease) in Shares Outstanding	315	5,964
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions
10

Diversified Value Portfolio
can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 78%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Variable Insurance Funds Diversified Value Portfolio has renewed the portfolio’s investment advisory arrangement with Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), and Lazard Asset Management LLC (Lazard). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided by Hotchkis and Wiley and Lazard and took into account the organizational depth and stability of each advisor. The board considered the following:
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-cap portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The firm believes that the market frequently undervalues companies because of the extrapolation of current trends, while capital flows normally cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macroeconomic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the portfolio since December 2019.
Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities.
The investment team at Lazard employs a relative value, bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. Utilizing scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the portfolio since December 2019.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
12

Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Hotchkis and Wiley and Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio will realize economies of scale that are built into the advisory fee rates negotiated with Hotchkis and Wiley and Lazard without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangements again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering Diversified Value Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692DV 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	12
Liquidity Risk Management	14

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Equity Income Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,013.20	$1.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Income Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	2.4%
Consumer Discretionary	5.5
Consumer Staples	14.2
Energy	10.1
Financials	19.5
Health Care	15.9
Industrials	10.5
Information Technology	9.1
Materials	3.5
Real Estate	1.8
Utilities	7.5
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Income Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.2%)
Communication Services (2.4%)
	Comcast Corp. Class A	722,369	30,015
	Verizon Communications Inc.	277,610	10,324
[1]	Sirius XM Holdings Inc.	559,803	2,536
	AT&T Inc.	147,422	2,351
	Sinclair Inc.	43,731	604
			45,830
Consumer Discretionary (5.3%)
	Home Depot Inc.	146,157	45,402
	TJX Cos. Inc.	194,817	16,519
	Lennar Corp. Class A	98,708	12,369
	McDonald's Corp.	24,041	7,174
	Williams-Sonoma Inc.	31,052	3,886
	Travel & Leisure Co.	89,267	3,601
	Bloomin' Brands Inc.	129,386	3,479
	Macy's Inc.	169,097	2,714
	Tapestry Inc.	61,430	2,629
	Best Buy Co. Inc.	30,026	2,461
	Starbucks Corp.	20,271	2,008
	Advance Auto Parts Inc.	12,647	889
	Wendy's Co.	14,082	306
			103,437
Consumer Staples (13.8%)
	Procter & Gamble Co.	260,182	39,480
	Philip Morris International Inc.	313,717	30,625
	Unilever plc ADR	441,028	22,991
	Archer-Daniels-Midland Co.	298,773	22,575
	Mondelez International Inc. Class A	261,815	19,097
	Pernod Ricard SA	85,480	18,889
	Keurig Dr Pepper Inc.	521,683	16,313
	Kellogg Co.	238,481	16,074
	Walmart Inc.	91,361	14,360
	Kimberly-Clark Corp.	80,535	11,119
	PepsiCo Inc.	51,298	9,501
	Coca-Cola Co.	129,714	7,811
	Altria Group Inc.	160,145	7,254
*	Kenvue Inc.	224,512	5,932
	Hershey Co.	21,433	5,352
	Kroger Co.	108,974	5,122
	Tyson Foods Inc. Class A	76,946	3,927
	Colgate-Palmolive Co.	37,919	2,921
	Target Corp.	17,008	2,243
	Sysco Corp.	28,593	2,122
	Medifast Inc.	22,149	2,041
	Ingredion Inc.	18,885	2,001
	Cal-Maine Foods Inc.	9,488	427
			268,177
Energy (9.8%)
	ConocoPhillips	453,492	46,986
	EOG Resources Inc.	367,189	42,021
	Exxon Mobil Corp.	165,315	17,730
	Coterra Energy Inc.	637,793	16,136
	Chevron Corp.	101,475	15,967
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	98,796	12,978
	Phillips 66	126,743	12,089
[1]	TC Energy Corp.	275,693	11,142
	Marathon Petroleum Corp.	51,767	6,036
	Valero Energy Corp.	48,644	5,706
	APA Corp.	62,833	2,147
	Schlumberger NV	37,351	1,835
			190,773
Financials (19.0%)
	JPMorgan Chase & Co.	427,701	62,205
	MetLife Inc.	412,242	23,304
	Morgan Stanley	266,905	22,794
	Raymond James Financial Inc.	192,480	19,974
	M&T Bank Corp.	157,004	19,431
	Chubb Ltd.	98,171	18,904
	American International Group Inc.	319,827	18,403
	PNC Financial Services Group Inc.	132,211	16,652
	Royal Bank of Canada	172,375	16,463
	Regions Financial Corp.	874,494	15,583
	Bank of America Corp.	450,546	12,926
	Blackstone Inc.	126,820	11,790
	Wells Fargo & Co.	264,821	11,303
	Intercontinental Exchange Inc.	88,594	10,018
	Fidelity National Information Services Inc.	171,943	9,405
	Citigroup Inc.	161,050	7,415
	Goldman Sachs Group Inc.	17,413	5,616
	Ameriprise Financial Inc.	16,599	5,513
	Discover Financial Services	46,278	5,408
	Aflac Inc.	76,500	5,340
	Bank of New York Mellon Corp.	106,863	4,757
	MGIC Investment Corp.	264,065	4,170
	CNO Financial Group Inc.	165,006	3,906
	Hartford Financial Services Group Inc.	53,052	3,821
	Jefferies Financial Group Inc.	113,571	3,767
	SLM Corp.	224,021	3,656
	Evercore Inc. Class A	28,908	3,573
	Assured Guaranty Ltd.	63,655	3,552
	Popular Inc.	53,304	3,226
	American Financial Group Inc.	27,090	3,217
	Synchrony Financial	73,942	2,508
	US Bancorp	52,746	1,743
	BlackRock Inc.	1,846	1,276
	Corebridge Financial Inc.	70,868	1,251
	Travelers Cos. Inc.	6,934	1,204
	First BanCorp. (XNYS)	98,378	1,202
	Fifth Third Bancorp	37,859	992
	Navient Corp.	47,077	875
	Allstate Corp.	5,801	632
	Zions Bancorp NA	22,733	611
	Shares	Market Value• ($000)
Jackson Financial Inc. Class A	11,033	338
Comerica Inc.	7,300	309
Heartland Financial USA Inc.	10,722	299
Progressive Corp.	2,239	296
		369,628
Health Care (15.4%)
Johnson & Johnson	327,304	54,175
Pfizer Inc.	1,387,376	50,889
Merck & Co. Inc.	409,764	47,283
Gilead Sciences Inc.	299,087	23,051
Becton Dickinson and Co.	62,645	16,539
UnitedHealth Group Inc.	33,193	15,954
AstraZeneca plc ADR	215,288	15,408
Roche Holding AG	46,242	14,126
Elevance Health Inc.	27,024	12,006
Eli Lilly & Co.	25,249	11,841
Bristol-Myers Squibb Co.	150,912	9,651
AbbVie Inc.	70,733	9,530
Amgen Inc.	40,061	8,894
CVS Health Corp.	108,513	7,502
Medtronic plc	22,429	1,976
Cardinal Health Inc.	17,544	1,659
		300,484
Industrials (10.2%)
General Dynamics Corp.	98,516	21,196
Johnson Controls International plc	261,629	17,827
Emerson Electric Co.	185,308	16,750
L3Harris Technologies Inc.	75,623	14,805
Canadian National Railway Co.	114,904	13,914
Honeywell International Inc.	66,361	13,770
Raytheon Technologies Corp.	137,680	13,487
Siemens AG (Registered)	80,105	13,354
Eaton Corp. plc	66,381	13,349
Caterpillar Inc.	39,886	9,814
Union Pacific Corp.	46,035	9,420
Automatic Data Processing Inc.	35,080	7,710
PACCAR Inc.	68,474	5,728
3M Co.	56,333	5,638
Apogee Enterprises Inc.	83,320	3,955
ManpowerGroup Inc.	46,843	3,719
United Parcel Service Inc. Class B (XNYS)	17,228	3,088
Lockheed Martin Corp.	6,267	2,885
Cummins Inc.	11,252	2,759
Ryder System Inc.	20,771	1,761
Timken Co.	18,700	1,712
Crane NXT Co.	26,178	1,478
Oshkosh Corp.	3,947	342
Waste Management Inc.	1,939	336
		198,797
Information Technology (8.8%)
Cisco Systems Inc.	694,564	35,937
Broadcom Inc.	39,916	34,624
3

Equity Income Portfolio
	Shares	Market Value• ($000)
QUALCOMM Inc.	248,925	29,632
NXP Semiconductors NV	75,226	15,397
TE Connectivity Ltd.	92,266	12,932
Corning Inc.	362,335	12,696
Analog Devices Inc.	59,524	11,596
HP Inc.	160,689	4,935
Texas Instruments Inc.	26,878	4,839
Dell Technologies Inc. Class C	75,203	4,069
Intel Corp.	81,920	2,740
International Business Machines Corp.	17,534	2,346
		171,743
Materials (3.4%)
Rio Tinto plc ADR	202,167	12,906
LyondellBasell Industries NV Class A	139,436	12,804
PPG Industries Inc.	84,040	12,463
Celanese Corp. Class A	69,333	8,029
Barrick Gold Corp. (XTSE)	430,828	7,294
Reliance Steel & Aluminum Co.	17,978	4,883
CF Industries Holdings Inc.	59,047	4,099
Steel Dynamics Inc.	32,768	3,570
Eastman Chemical Co.	3,786	317
		66,365
Real Estate (1.8%)
Crown Castle Inc.	139,739	15,922
Welltower Inc.	154,374	12,487
Host Hotels & Resorts Inc.	402,488	6,774
		35,183
Utilities (7.3%)
NextEra Energy Inc.	329,034	24,414
American Electric Power Co. Inc.	260,496	21,934
Exelon Corp.	513,951	20,938
Sempra Energy (XNYS)	117,045	17,041
Atmos Energy Corp.	133,760	15,562
Public Service Enterprise Group Inc.	74,853	4,687
Xcel Energy Inc.	74,915	4,657
WEC Energy Group Inc.	52,019	4,590
Eversource Energy	62,077	4,403
PPL Corp.	157,112	4,157
Vistra Corp.	147,395	3,869
National Fuel Gas Co.	65,712	3,375
Hawaiian Electric Industries Inc.	90,754	3,285
AES Corp.	123,753	2,565
UGI Corp.	92,901	2,506
		Shares	Market Value• ($000)
	DTE Energy Co.	10,540	1,160
	Ameren Corp.	13,809	1,128
	Otter Tail Corp.	11,871	937
	Black Hills Corp.	12,565	757
	Duke Energy Corp.	4,138	371
	Southern Co.	4,418	310
			142,646
Total Common Stocks (Cost $1,814,930)			1,893,063
Temporary Cash Investments (2.9%)
Money Market Fund (2.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.150%	468,856	46,876
		Face Amount ($000)
Repurchase Agreement (0.5%)
	BNP Paribas Securities Corp. 5.050%, 7/3/23 (Dated 6/30/23, Repurchase Value $9,704,000, collateralized by Fannie Mae 3.000%–6.000%, 9/1/33–2/1/53, Freddie Mac 6.500%, 11/1/28, Ginnie Mae 2.940%–7.000%, 3/20/31–7/15/64, and U.S. Treasury Note/Bond 0.500%, 5/31/27, with a value of $9,894,000)	9,700	9,700
Total Temporary Cash Investments (Cost $56,582)			56,576
Total Investments (100.1%) (Cost $1,871,512)			1,949,639
Other Assets and Liabilities—Net (-0.1%)			(1,959)
Net Assets (100%)			1,947,680
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,718,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,420,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	September 2023	150	33,662	973

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,824,630)	1,902,763
Affiliated Issuers (Cost $46,882)	46,876
Total Investments in Securities	1,949,639
Investment in Vanguard	65
Cash	105
Cash Collateral Pledged—Futures Contracts	1,746
Receivables for Investment Securities Sold	13,743
Receivables for Accrued Income	3,187
Receivables for Capital Shares Issued	714
Variation Margin Receivable—Futures Contracts	406
Total Assets	1,969,605
Liabilities
Payables for Investment Securities Purchased	4,997
Collateral for Securities on Loan	14,420
Payables to Investment Advisor	335
Payables for Capital Shares Redeemed	1,992
Payables to Vanguard	181
Total Liabilities	21,925
Net Assets	1,947,680
1 Includes $13,718,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	1,768,348
Total Distributable Earnings (Loss)	179,332
Net Assets	1,947,680

Net Assets
Applicable to 86,895,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,947,680
Net Asset Value Per Share	$22.41

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	29,072
Interest[2]	1,623
Securities Lending—Net	52
Total Income	30,747
Expenses
Investment Advisory Fees—Note B
Basic Fee	688
Performance Adjustment	24
The Vanguard Group—Note C
Management and Administrative	2,044
Marketing and Distribution	59
Custodian Fees	13
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,844
Expenses Paid Indirectly	(2)
Net Expenses	2,842
Net Investment Income	27,905
Realized Net Gain (Loss)
Investment Securities Sold[2]	68,977
Futures Contracts	4,454
Foreign Currencies	24
Realized Net Gain (Loss)	73,455
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(79,050)
Futures Contracts	3,143
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	(75,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,455
1	Dividends are net of foreign withholding taxes of $289,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,242,000, $1,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,905	51,823
Realized Net Gain (Loss)	73,455	104,909
Change in Unrealized Appreciation (Depreciation)	(75,905)	(170,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,455	(13,948)
Distributions
Total Distributions	(153,906)	(250,263)
Capital Share Transactions
Issued	103,388	331,885
Issued in Lieu of Cash Distributions	153,906	250,263
Redeemed	(159,145)	(237,500)
Net Increase (Decrease) from Capital Share Transactions	98,149	344,648
Total Increase (Decrease)	(30,302)	80,437
Net Assets
Beginning of Period	1,977,982	1,897,545
End of Period	1,947,680	1,977,982

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.11	$27.81	$23.07	$24.17	$21.24	$24.64
Investment Operations
Net Investment Income[1]	.330	.665	.625	.595	.619	.620
Net Realized and Unrealized Gain (Loss) on Investments	(.126)	(.756)	5.089	(.305)	4.319	(1.977)
Total from Investment Operations	.204	(.091)	5.714	.290	4.938	(1.357)
Distributions
Dividends from Net Investment Income	(.644)	(.687)	(.506)	(.618)	(.586)	(.562)
Distributions from Realized Capital Gains	(1.260)	(2.922)	(.468)	(.772)	(1.422)	(1.481)
Total Distributions	(1.904)	(3.609)	(.974)	(1.390)	(2.008)	(2.043)
Net Asset Value, End of Period	$22.41	$24.11	$27.81	$23.07	$24.17	$21.24
Total Return	1.32%	-0.66%	25.33%	3.25%	24.43%	-5.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,948	$1,978	$1,898	$2,021	$1,834	$1,374
Ratio of Total Expenses to Average Net Assets[2]	0.30%[3]	0.30%[3]	0.30%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.84%	2.73%	2.45%	2.86%	2.76%	2.69%
Portfolio Turnover Rate	24%	46%	41%[4]	40%	33%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.01%, and (0.00%).
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.30%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the
8

Equity Income Portfolio
Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9

Equity Income Portfolio
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $76,000 for the six months ended June 30, 2023.
For the six months ended June 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.07% of the portfolio’s average net assets, before a net increase $24,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2023, these arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,846,694	46,369	—	1,893,063
Temporary Cash Investments	46,876	9,700	—	56,576
Total	1,893,570	56,069	—	1,949,639
Derivative Financial Instruments
Assets
Futures Contracts[1]	973	—	—	973
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
10

Equity Income Portfolio
F.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,872,853
Gross Unrealized Appreciation	166,910
Gross Unrealized Depreciation	(89,151)
Net Unrealized Appreciation (Depreciation)	77,759
G.	During the six months ended June 30, 2023, the portfolio purchased $477,014,000 of investment securities and sold $455,763,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $1,150,000 and sales were $1,004,000, resulting in net realized gain of $288,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	4,517	13,527
Issued in Lieu of Cash Distributions	7,277	10,112
Redeemed	(6,938)	(9,839)
Net Increase (Decrease) in Shares Outstanding	4,856	13,800
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 47% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and very attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability
12

analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering Equity Income Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
14

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692EQUC 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Equity Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,168.10	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Index Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	8.4%
Consumer Discretionary	10.6
Consumer Staples	6.7
Energy	4.1
Financials	12.4
Health Care	13.4
Industrials	8.6
Information Technology	28.3
Materials	2.5
Real Estate	2.4
Utilities	2.6
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (8.3%)
*	Alphabet Inc. Class A	1,409,239	168,686
*	Meta Platforms Inc. Class A	524,709	150,581
*	Alphabet Inc. Class C	1,212,079	146,625
*	Netflix Inc.	105,431	46,441
	Comcast Corp. Class A	986,585	40,993
*	Walt Disney Co.	433,421	38,696
	Verizon Communications Inc.	997,172	37,085
	AT&T Inc.	1,695,708	27,047
*	T-Mobile US Inc.	136,616	18,976
*	Activision Blizzard Inc.	169,688	14,305
*	Charter Communications Inc. Class A	24,643	9,053
	Electronic Arts Inc.	61,808	8,016
*	Warner Bros Discovery Inc.	525,814	6,594
*	Take-Two Interactive Software Inc.	37,664	5,543
	Omnicom Group Inc.	47,328	4,503
	Interpublic Group of Cos. Inc.	91,573	3,533
*	Live Nation Entertainment Inc.	34,136	3,110
*	Match Group Inc.	66,081	2,765
	Fox Corp. Class A	63,770	2,168
[1]	Paramount Global Class B	120,257	1,913
	News Corp. Class A	90,147	1,758
	Fox Corp. Class B	32,472	1,036
	News Corp. Class B	28,212	556
			739,983
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	2,117,311	276,013
*	Tesla Inc.	639,022	167,277
	Home Depot Inc.	240,196	74,614
	McDonald's Corp.	173,167	51,675
	NIKE Inc. Class B	292,251	32,256
	Lowe's Cos. Inc.	141,447	31,925
	Starbucks Corp.	271,902	26,935
*	Booking Holdings Inc.	8,760	23,655
	TJX Cos. Inc.	273,115	23,157
	Ford Motor Co.	932,205	14,104
*	Chipotle Mexican Grill Inc. Class A	6,547	14,004
*	O'Reilly Automotive Inc.	14,440	13,794
	General Motors Co.	329,695	12,713
	Marriott International Inc. Class A	61,153	11,233
*	AutoZone Inc.	4,364	10,881
	Yum! Brands Inc.	66,421	9,203
	Hilton Worldwide Holdings Inc.	62,750	9,133
	Ross Stores Inc.	81,126	9,097
	DR Horton Inc.	73,620	8,959
	Lennar Corp. Class A	59,290	7,430
*	Aptiv plc	64,146	6,549
	Tractor Supply Co.	25,987	5,746
	eBay Inc.	126,819	5,668
	Genuine Parts Co.	33,373	5,648
*	Ulta Beauty Inc.	11,881	5,591
*	Royal Caribbean Cruises Ltd.	52,162	5,411
	Darden Restaurants Inc.	28,678	4,791
*	NVR Inc.	724	4,598
*	Las Vegas Sands Corp.	78,090	4,529
*	Carnival Corp.	238,580	4,492
	PulteGroup Inc.	52,951	4,113
	Best Buy Co. Inc.	46,153	3,782
		Shares	Market Value• ($000)
	Garmin Ltd.	36,254	3,781
*	Expedia Group Inc.	33,819	3,699
	LKQ Corp.	60,111	3,503
	Pool Corp.	9,278	3,476
*	CarMax Inc.	37,570	3,145
	MGM Resorts International	71,595	3,144
	Domino's Pizza Inc.	8,368	2,820
	BorgWarner Inc.	55,429	2,711
*	Caesars Entertainment Inc.	51,149	2,607
	Wynn Resorts Ltd.	24,497	2,587
*	Etsy Inc.	29,255	2,475
	Tapestry Inc.	55,002	2,354
*	Norwegian Cruise Line Holdings Ltd.	100,849	2,195
	Bath & Body Works Inc.	54,345	2,038
	Hasbro Inc.	30,837	1,997
	Whirlpool Corp.	13,049	1,942
	VF Corp.	77,932	1,488
*	Mohawk Industries Inc.	12,504	1,290
	Ralph Lauren Corp. Class A	9,772	1,205
	Advance Auto Parts Inc.	14,156	995
	Newell Brands Inc.	89,530	779
	Lennar Corp. Class B	1,025	116
			939,323
Consumer Staples (6.6%)
	Procter & Gamble Co.	559,049	84,830
	PepsiCo Inc.	326,794	60,529
	Costco Wholesale Corp.	105,189	56,632
	Coca-Cola Co.	923,209	55,596
	Walmart Inc.	332,686	52,292
	Philip Morris International Inc.	368,166	35,940
	Mondelez International Inc. Class A	323,003	23,560
	Altria Group Inc.	423,424	19,181
	Colgate-Palmolive Co.	196,764	15,159
	Target Corp.	109,470	14,439
	Kimberly-Clark Corp.	80,023	11,048
	Estee Lauder Cos. Inc. Class A	54,997	10,800
	General Mills Inc.	139,324	10,686
*	Monster Beverage Corp.	181,254	10,411
	Archer-Daniels-Midland Co.	129,184	9,761
	Constellation Brands Inc. Class A	38,246	9,414
	Sysco Corp.	120,170	8,917
	Dollar General Corp.	51,968	8,823
	Hershey Co.	34,935	8,723
	Kroger Co.	154,898	7,280
*	Dollar Tree Inc.	49,351	7,082
	Kraft Heinz Co.	189,217	6,717
	Keurig Dr Pepper Inc.	199,803	6,248
	Church & Dwight Co. Inc.	57,929	5,806
	McCormick & Co. Inc. (Non-Voting)	59,547	5,194
	Walgreens Boots Alliance Inc.	170,037	4,844
	Clorox Co.	29,351	4,668
	Kellogg Co.	60,962	4,109
	Lamb Weston Holdings Inc.	34,561	3,973
	Conagra Brands Inc.	113,329	3,821
	J M Smucker Co.	25,246	3,728
	Tyson Foods Inc. Class A	67,889	3,465
	Bunge Ltd.	35,723	3,371
	Molson Coors Beverage Co. Class B	44,449	2,927
	Brown-Forman Corp. Class B	43,308	2,892
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hormel Foods Corp.	68,751	2,765
	Campbell Soup Co.	47,414	2,167
			587,798
Energy (4.1%)
	Exxon Mobil Corp.	958,973	102,850
	Chevron Corp.	413,347	65,040
	ConocoPhillips	287,018	29,738
	Schlumberger NV	338,073	16,606
	EOG Resources Inc.	138,720	15,875
	Marathon Petroleum Corp.	100,641	11,735
	Pioneer Natural Resources Co.	55,442	11,486
	Phillips 66	108,841	10,381
	Valero Energy Corp.	85,753	10,059
	Occidental Petroleum Corp.	170,418	10,021
	Williams Cos. Inc.	288,906	9,427
	Hess Corp.	65,543	8,911
	Kinder Morgan Inc.	468,262	8,063
	Baker Hughes Co. Class A	240,098	7,589
	Devon Energy Corp.	152,206	7,358
	Halliburton Co.	214,027	7,061
	ONEOK Inc.	106,105	6,549
	Diamondback Energy Inc.	42,954	5,642
	Coterra Energy Inc.	179,671	4,546
	Targa Resources Corp.	53,587	4,078
	EQT Corp.	85,783	3,528
	Marathon Oil Corp.	146,482	3,372
	APA Corp.	73,199	2,501
			362,416
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	422,991	144,240
	JPMorgan Chase & Co.	693,156	100,813
	Visa Inc. Class A	383,838	91,154
	Mastercard Inc. Class A	198,477	78,061
	Bank of America Corp.	1,644,534	47,182
	Wells Fargo & Co.	890,031	37,986
	S&P Global Inc.	77,803	31,190
	Morgan Stanley	309,008	26,389
	Goldman Sachs Group Inc.	78,859	25,435
	American Express Co.	141,045	24,570
	BlackRock Inc.	35,524	24,552
	Marsh & McLennan Cos. Inc.	117,335	22,068
	Citigroup Inc.	461,773	21,260
	Charles Schwab Corp.	352,497	19,980
	Chubb Ltd.	98,254	18,920
*	Fiserv Inc.	146,430	18,472
	Progressive Corp.	138,846	18,379
*	PayPal Holdings Inc.	264,642	17,660
	Aon plc Class A	48,443	16,723
	CME Group Inc.	85,330	15,811
	Intercontinental Exchange Inc.	132,811	15,018
	Moody's Corp.	37,433	13,016
	PNC Financial Services Group Inc.	94,674	11,924
	Arthur J Gallagher & Co.	50,803	11,155
	US Bancorp	330,909	10,933
	Capital One Financial Corp.	90,561	9,905
	American International Group Inc.	171,666	9,878
	Truist Financial Corp.	315,946	9,589
	Travelers Cos. Inc.	54,806	9,518
	Aflac Inc.	130,407	9,102
	MSCI Inc. Class A	18,991	8,912
	MetLife Inc.	152,581	8,625
	Ameriprise Financial Inc.	24,715	8,209
	Fidelity National Information Services Inc.	140,497	7,685
	Prudential Financial Inc.	86,561	7,636
	Bank of New York Mellon Corp.	170,374	7,585
	Discover Financial Services	60,237	7,039
	Allstate Corp.	62,417	6,806
*	Arch Capital Group Ltd.	88,344	6,613
		Shares	Market Value• ($000)
	Global Payments Inc.	62,124	6,120
	T. Rowe Price Group Inc.	53,273	5,968
	Willis Towers Watson plc	25,274	5,952
	State Street Corp.	79,298	5,803
	Hartford Financial Services Group Inc.	73,583	5,299
	M&T Bank Corp.	39,352	4,870
	Raymond James Financial Inc.	45,249	4,695
*	FleetCor Technologies Inc.	17,516	4,398
	Fifth Third Bancorp	161,751	4,239
	Principal Financial Group Inc.	53,550	4,061
	Nasdaq Inc.	80,201	3,998
	Regions Financial Corp.	222,654	3,968
	Brown & Brown Inc.	55,881	3,847
	Huntington Bancshares Inc.	341,719	3,684
	Northern Trust Corp.	49,352	3,659
	FactSet Research Systems Inc.	9,097	3,645
	Cincinnati Financial Corp.	37,331	3,633
	Everest Re Group Ltd.	10,149	3,470
	Cboe Global Markets Inc.	24,989	3,449
	Synchrony Financial	101,672	3,449
	Citizens Financial Group Inc.	114,850	2,995
	Jack Henry & Associates Inc.	17,233	2,884
	W R Berkley Corp.	47,629	2,837
	Loews Corp.	44,850	2,663
	MarketAxess Holdings Inc.	8,911	2,329
	Globe Life Inc.	21,076	2,310
	KeyCorp	221,068	2,043
	Invesco Ltd.	108,876	1,830
	Franklin Resources Inc.	67,476	1,802
	Assurant Inc.	12,548	1,578
	Comerica Inc.	31,278	1,325
	Lincoln National Corp.	36,596	943
	Zions Bancorp NA	35,022	941
			1,094,680
Health Care (13.4%)
	UnitedHealth Group Inc.	220,837	106,143
	Johnson & Johnson	616,401	102,027
	Eli Lilly & Co.	186,885	87,645
	Merck & Co. Inc.	601,870	69,450
	AbbVie Inc.	418,473	56,381
	Pfizer Inc.	1,339,030	49,116
	Thermo Fisher Scientific Inc.	91,486	47,733
	Abbott Laboratories	412,473	44,968
	Danaher Corp.	157,514	37,803
	Bristol-Myers Squibb Co.	498,308	31,867
*	Intuitive Surgical Inc.	83,113	28,420
	Amgen Inc.	126,734	28,137
	Medtronic plc	315,575	27,802
	Elevance Health Inc.	56,230	24,982
	Stryker Corp.	80,135	24,448
	Gilead Sciences Inc.	295,854	22,801
*	Vertex Pharmaceuticals Inc.	61,087	21,497
	CVS Health Corp.	303,997	21,015
	Cigna Group	70,182	19,693
	Zoetis Inc. Class A	109,604	18,875
*	Boston Scientific Corp.	341,028	18,446
*	Regeneron Pharmaceuticals Inc.	25,590	18,387
	Becton Dickinson & Co.	67,368	17,786
	HCA Healthcare Inc.	48,937	14,851
	McKesson Corp.	32,167	13,745
*	Edwards Lifesciences Corp.	143,794	13,564
	Humana Inc.	29,638	13,252
*	Dexcom Inc.	91,947	11,816
*	IQVIA Holdings Inc.	44,045	9,900
*	IDEXX Laboratories Inc.	19,689	9,888
*	Biogen Inc.	34,328	9,778
*	Moderna Inc.	77,760	9,448
*	Centene Corp.	130,143	8,778
	Agilent Technologies Inc.	70,187	8,440

4

Equity Index Portfolio
		Shares	Market Value• ($000)
	ResMed Inc.	34,864	7,618
	GE HealthCare Technologies Inc.	92,743	7,534
	AmerisourceBergen Corp.	38,426	7,394
	Zimmer Biomet Holdings Inc.	49,475	7,204
*	Illumina Inc.	37,497	7,030
*	Mettler-Toledo International Inc.	5,220	6,847
	West Pharmaceutical Services Inc.	17,607	6,734
*	Align Technology Inc.	16,878	5,969
	Cardinal Health Inc.	60,405	5,713
	Baxter International Inc.	119,987	5,467
	STERIS plc	23,509	5,289
	Laboratory Corp. of America Holdings	21,049	5,080
*	Insulet Corp.	16,532	4,767
*	Hologic Inc.	58,383	4,727
	Cooper Cos. Inc.	11,730	4,498
*	Molina Healthcare Inc.	13,805	4,159
	Quest Diagnostics Inc.	26,570	3,735
*	Waters Corp.	13,997	3,731
	Revvity Inc.	29,740	3,533
	Bio-Techne Corp.	37,395	3,053
	Viatris Inc.	284,427	2,839
*	Incyte Corp.	44,019	2,740
	Teleflex Inc.	11,147	2,698
*	Charles River Laboratories International Inc.	12,155	2,556
*	Henry Schein Inc.	31,075	2,520
	Universal Health Services Inc. Class B	14,927	2,355
	DENTSPLY SIRONA Inc.	50,254	2,011
*	Bio-Rad Laboratories Inc. Class A	5,058	1,918
*	Catalent Inc.	42,509	1,843
*	DaVita Inc.	13,088	1,315
	Organon & Co.	60,857	1,266
			1,183,025
Industrials (8.5%)
	Raytheon Technologies Corp.	346,583	33,951
	Honeywell International Inc.	157,829	32,749
	United Parcel Service Inc. Class B	171,911	30,815
	Caterpillar Inc.	122,239	30,077
	Union Pacific Corp.	144,612	29,590
	General Electric Co.	258,300	28,374
*	Boeing Co.	134,134	28,324
	Deere & Co.	63,960	25,916
	Lockheed Martin Corp.	53,466	24,615
	Automatic Data Processing Inc.	97,988	21,537
	Eaton Corp. plc	94,545	19,013
	CSX Corp.	482,197	16,443
	Illinois Tool Works Inc.	65,590	16,408
	Northrop Grumman Corp.	33,861	15,434
	Waste Management Inc.	87,815	15,229
	FedEx Corp.	54,848	13,597
	3M Co.	130,850	13,097
	Emerson Electric Co.	135,550	12,252
	Norfolk Southern Corp.	54,006	12,246
	Parker-Hannifin Corp.	30,429	11,869
	General Dynamics Corp.	53,362	11,481
	Johnson Controls International plc	162,682	11,085
	TransDigm Group Inc.	12,377	11,067
	PACCAR Inc.	123,955	10,369
	Trane Technologies plc	54,093	10,346
	Cintas Corp.	20,505	10,193
	Carrier Global Corp.	198,008	9,843
*	Copart Inc.	101,746	9,280
	Rockwell Automation Inc.	27,246	8,976
	AMETEK Inc.	54,664	8,849
	L3Harris Technologies Inc.	44,940	8,798
	Otis Worldwide Corp.	98,007	8,724
*	CoStar Group Inc.	96,899	8,624
	Paychex Inc.	76,112	8,515
	WW Grainger Inc.	10,590	8,351
	Cummins Inc.	33,576	8,231
		Shares	Market Value• ($000)
	Fastenal Co.	135,456	7,991
	Old Dominion Freight Line Inc.	21,326	7,885
	Verisk Analytics Inc. Class A	34,342	7,762
	Republic Services Inc. Class A	48,768	7,470
	United Rentals Inc.	16,302	7,260
*	Delta Air Lines Inc.	152,404	7,245
	Equifax Inc.	29,087	6,844
	Quanta Services Inc.	34,431	6,764
	Xylem Inc.	56,749	6,391
	Fortive Corp.	83,842	6,269
	Ingersoll Rand Inc.	95,881	6,267
	Southwest Airlines Co.	141,307	5,117
	Dover Corp.	33,207	4,903
	Westinghouse Air Brake Technologies Corp.	42,650	4,677
	Broadridge Financial Solutions Inc.	27,981	4,634
	Expeditors International of Washington Inc.	36,243	4,390
	Howmet Aerospace Inc.	87,141	4,319
*	United Airlines Holdings Inc.	77,782	4,268
	IDEX Corp.	17,942	3,862
	Paycom Software Inc.	11,529	3,704
	Snap-on Inc.	12,578	3,625
	Jacobs Solutions Inc.	30,141	3,583
	JB Hunt Transport Services Inc.	19,656	3,558
	Stanley Black & Decker Inc.	36,318	3,403
*	Axon Enterprise Inc.	16,651	3,249
	Textron Inc.	47,843	3,236
	Nordson Corp.	12,797	3,176
	Masco Corp.	53,464	3,068
	Leidos Holdings Inc.	32,618	2,886
*	American Airlines Group Inc.	155,298	2,786
	CH Robinson Worldwide Inc.	27,621	2,606
	Pentair plc	39,126	2,528
	Allegion plc	20,835	2,501
*	Ceridian HCM Holding Inc.	36,764	2,462
	Rollins Inc.	54,848	2,349
*	Generac Holdings Inc.	14,750	2,200
	A O Smith Corp.	29,541	2,150
	Huntington Ingalls Industries Inc.	9,428	2,146
	Robert Half International Inc.	25,448	1,914
*	Alaska Air Group Inc.	30,160	1,604
			757,320
Information Technology (28.1%)
	Apple Inc.	3,506,915	680,236
	Microsoft Corp.	1,763,653	600,594
	NVIDIA Corp.	586,611	248,148
	Broadcom Inc.	98,891	85,781
*	Adobe Inc.	108,800	53,202
	Cisco Systems Inc.	971,507	50,266
*	Salesforce Inc.	232,216	49,058
	Accenture plc Class A	149,793	46,223
*	Advanced Micro Devices Inc.	381,966	43,510
	Oracle Corp.	365,008	43,469
	Texas Instruments Inc.	215,284	38,755
	Intel Corp.	989,326	33,083
	QUALCOMM Inc.	264,229	31,454
	Intuit Inc.	66,545	30,490
	Applied Materials Inc.	200,449	28,973
	International Business Machines Corp.	215,380	28,820
*	ServiceNow Inc.	48,325	27,157
	Analog Devices Inc.	119,991	23,376
	Lam Research Corp.	31,864	20,484
*	Palo Alto Networks Inc.	71,776	18,340
	Micron Technology Inc.	259,580	16,382
	KLA Corp.	32,541	15,783
*	Synopsys Inc.	36,124	15,729
*	Cadence Design Systems Inc.	64,677	15,168
	NXP Semiconductors NV	61,605	12,609
	Roper Technologies Inc.	25,280	12,155
	Amphenol Corp. Class A	141,197	11,995

5

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Fortinet Inc.	154,575	11,684
	Motorola Solutions Inc.	39,781	11,667
	Microchip Technology Inc.	129,927	11,640
	TE Connectivity Ltd.	74,736	10,475
*	Autodesk Inc.	50,791	10,392
*	ON Semiconductor Corp.	102,456	9,690
*	Arista Networks Inc.	59,230	9,599
	Cognizant Technology Solutions Corp. Class A	120,247	7,850
*	Keysight Technologies Inc.	42,223	7,070
*	ANSYS Inc.	20,552	6,788
*	Gartner Inc.	18,758	6,571
	Corning Inc.	181,477	6,359
	HP Inc.	205,625	6,315
	CDW Corp.	31,953	5,863
	Monolithic Power Systems Inc.	10,685	5,772
*	Enphase Energy Inc.	32,506	5,444
	Hewlett Packard Enterprise Co.	307,407	5,165
*	VeriSign Inc.	21,477	4,853
*	Fair Isaac Corp.	5,928	4,797
*	Teledyne Technologies Inc.	11,158	4,587
*	First Solar Inc.	23,566	4,480
	Skyworks Solutions Inc.	37,803	4,184
*	Tyler Technologies Inc.	9,942	4,141
	Teradyne Inc.	36,822	4,099
	NetApp Inc.	50,731	3,876
*	Zebra Technologies Corp. Class A	12,226	3,617
*	PTC Inc.	25,304	3,601
*	SolarEdge Technologies Inc.	13,364	3,596
*	Akamai Technologies Inc.	36,097	3,244
*	Trimble Inc.	58,749	3,110
*	EPAM Systems Inc.	13,734	3,087
*	Western Digital Corp.	75,827	2,876
	Seagate Technology Holdings plc	45,688	2,827
	Gen Digital Inc.	134,842	2,501
*	Qorvo Inc.	23,681	2,416
	Juniper Networks Inc.	76,289	2,390
*	F5 Inc.	14,348	2,099
*	DXC Technology Co.	54,279	1,450
			2,491,415
Materials (2.5%)
	Linde plc	116,125	44,253
	Air Products and Chemicals Inc.	52,681	15,779
	Sherwin-Williams Co.	55,660	14,779
	Freeport-McMoRan Inc.	339,948	13,598
	Ecolab Inc.	58,760	10,970
	Nucor Corp.	59,586	9,771
	Corteva Inc.	168,751	9,669
	Dow Inc.	167,727	8,933
	PPG Industries Inc.	55,825	8,279
	Newmont Corp.	188,499	8,041
	DuPont de Nemours Inc.	108,854	7,776
	Vulcan Materials Co.	31,551	7,113
	Martin Marietta Materials Inc.	14,701	6,787
	Albemarle Corp.	27,830	6,209
	LyondellBasell Industries NV Class A	60,130	5,522
	International Flavors & Fragrances Inc.	60,581	4,822
	Ball Corp.	74,591	4,342
	Steel Dynamics Inc.	38,089	4,149
	Amcor plc	348,887	3,482
	Avery Dennison Corp.	19,178	3,295
	CF Industries Holdings Inc.	46,197	3,207
	FMC Corp.	29,650	3,094
	Packaging Corp. of America	21,325	2,818
	Celanese Corp. Class A	23,810	2,757
	Mosaic Co.	78,771	2,757
	International Paper Co.	82,297	2,618
	Eastman Chemical Co.	28,349	2,373
		Shares	Market Value• ($000)
	Westrock Co.	60,702	1,765
	Sealed Air Corp.	34,322	1,373
			220,331
Real Estate (2.4%)
	Prologis Inc.	219,042	26,861
	American Tower Corp.	110,542	21,438
	Equinix Inc.	22,183	17,390
	Crown Castle Inc.	102,866	11,721
	Public Storage	37,534	10,955
	Realty Income Corp.	159,719	9,550
	Welltower Inc.	117,897	9,537
	Simon Property Group Inc.	77,562	8,957
	Digital Realty Trust Inc.	69,107	7,869
	VICI Properties Inc. Class A	238,249	7,488
	AvalonBay Communities Inc.	33,684	6,375
	SBA Communications Corp. Class A	25,697	5,956
*	CBRE Group Inc. Class A	73,732	5,951
	Weyerhaeuser Co.	173,520	5,815
	Equity Residential	80,908	5,337
	Extra Space Storage Inc.	32,035	4,768
	Invitation Homes Inc.	137,922	4,744
	Ventas Inc.	94,978	4,490
	Alexandria Real Estate Equities Inc.	37,298	4,233
	Mid-America Apartment Communities Inc.	27,674	4,203
	Iron Mountain Inc.	69,173	3,930
	Essex Property Trust Inc.	15,211	3,564
	UDR Inc.	73,457	3,156
	Kimco Realty Corp.	147,160	2,902
	Host Hotels & Resorts Inc.	168,242	2,831
	Camden Property Trust	25,329	2,758
	Healthpeak Properties Inc.	129,788	2,609
	Regency Centers Corp.	36,507	2,255
	Boston Properties Inc.	33,699	1,941
	Federal Realty Investment Trust	17,434	1,687
			211,271
Utilities (2.6%)
	NextEra Energy Inc.	479,929	35,611
	Southern Co.	258,617	18,168
	Duke Energy Corp.	182,771	16,402
	Sempra Energy	74,623	10,864
	American Electric Power Co. Inc.	122,088	10,280
	Dominion Energy Inc.	198,264	10,268
	Exelon Corp.	235,881	9,610
	Xcel Energy Inc.	130,512	8,114
	Consolidated Edison Inc.	82,191	7,430
	Public Service Enterprise Group Inc.	118,404	7,413
	Constellation Energy Corp.	76,946	7,044
*	PG&E Corp.	383,453	6,626
	WEC Energy Group Inc.	74,866	6,606
	American Water Works Co. Inc.	46,162	6,590
	Edison International	90,831	6,308
	Eversource Energy	82,730	5,867
	DTE Energy Co.	48,869	5,377
	Ameren Corp.	62,264	5,085
	FirstEnergy Corp.	129,072	5,018
	Entergy Corp.	50,146	4,883
	PPL Corp.	175,023	4,631
	CenterPoint Energy Inc.	149,636	4,362
	CMS Energy Corp.	69,241	4,068
	Atmos Energy Corp.	34,272	3,987
	AES Corp.	159,002	3,296
	Evergy Inc.	54,539	3,186
	Alliant Energy Corp.	59,678	3,132
	NiSource Inc.	97,965	2,679
	Pinnacle West Capital Corp.	26,920	2,193

6

Equity Index Portfolio
	Shares	Market Value• ($000)
NRG Energy Inc.	54,397	2,034
		227,132
Total Common Stocks (Cost $4,653,681)		8,814,694
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 5.150% (Cost $42,282)	422,862	42,278
Total Investments (100.0%) (Cost $4,695,963)		8,856,972
Other Assets and Liabilities—Net (0.0%)		3,673
Net Assets (100%)		8,860,645
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $313,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $335,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	207	46,453	1,000
See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,653,681)	8,814,694
Affiliated Issuers (Cost $42,282)	42,278
Total Investments in Securities	8,856,972
Investment in Vanguard	295
Cash Collateral Pledged—Futures Contracts	2,594
Receivables for Accrued Income	5,837
Receivables for Capital Shares Issued	580
Variation Margin Receivable—Futures Contracts	597
Total Assets	8,866,875
Liabilities
Due to Custodian	18
Payables for Investment Securities Purchased	123
Collateral for Securities on Loan	335
Payables for Capital Shares Redeemed	5,251
Payables to Vanguard	503
Total Liabilities	6,230
Net Assets	8,860,645
1 Includes $313,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	4,557,707
Total Distributable Earnings (Loss)	4,302,938
Net Assets	8,860,645

Net Assets
Applicable to 157,110,269 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,860,645
Net Asset Value Per Share	$56.40
See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	67,293
Interest[2]	617
Securities Lending—Net	5
Total Income	67,915
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative	5,238
Marketing and Distribution	221
Custodian Fees	26
Shareholders’ Reports	52
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	5,677
Net Investment Income	62,238
Realized Net Gain (Loss)
Investment Securities Sold[2]	83,001
Futures Contracts	755
Realized Net Gain (Loss)	83,756
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,130,932
Futures Contracts	2,089
Change in Unrealized Appreciation (Depreciation)	1,133,021
Net Increase (Decrease) in Net Assets Resulting from Operations	1,279,015
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $576,000, ($1,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,238	119,202
Realized Net Gain (Loss)	83,756	267,407
Change in Unrealized Appreciation (Depreciation)	1,133,021	(2,080,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,279,015	(1,693,519)
Distributions
Total Distributions	(385,336)	(465,299)
Capital Share Transactions
Issued	369,755	849,472
Issued in Lieu of Cash Distributions	385,336	465,299
Redeemed	(379,689)	(918,334)
Net Increase (Decrease) from Capital Share Transactions	375,402	396,437
Total Increase (Decrease)	1,269,081	(1,762,381)
Net Assets
Beginning of Period	7,591,564	9,353,945
End of Period	8,860,645	7,591,564
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$50.74	$65.47	$53.76	$47.70	$38.03	$41.17
Investment Operations
Net Investment Income[1]	.403	.806	.738	.798	.805	.804
Net Realized and Unrealized Gain (Loss) on Investments	7.810	(12.244)	13.978	7.014	10.791	(2.556)
Total from Investment Operations	8.213	(11.438)	14.716	7.812	11.596	(1.752)
Distributions
Dividends from Net Investment Income	(.794)	(.758)	(.754)	(.806)	(.834)	(.703)
Distributions from Realized Capital Gains	(1.759)	(2.534)	(2.252)	(.946)	(1.092)	(.685)
Total Distributions	(2.553)	(3.292)	(3.006)	(1.752)	(1.926)	(1.388)
Net Asset Value, End of Period	$56.40	$50.74	$65.47	$53.76	$47.70	$38.03
Total Return	16.81%	-18.23%	28.55%	18.20%	31.30%	-4.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,861	$7,592	$9,354	$7,555	$6,458	$4,934
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.48%	1.25%	1.73%	1.87%	1.94%
Portfolio Turnover Rate	2%	5%	4%	8%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While
12

Equity Index Portfolio
collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $295,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
13

Equity Index Portfolio
At June 30, 2023, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,696,480
Gross Unrealized Appreciation	4,600,985
Gross Unrealized Depreciation	(439,493)
Net Unrealized Appreciation (Depreciation)	4,161,492
E.  During the six months ended June 30, 2023, the portfolio purchased $216,306,000 of investment securities and sold $162,782,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $15,990,000 and sales were $7,014,000, resulting in net realized loss of $5,007,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	6,978	15,519
Issued in Lieu of Cash Distributions	7,687	7,787
Redeemed	(7,175)	(16,568)
Net Increase (Decrease) in Shares Outstanding	7,490	6,738
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder, (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
16

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692EQUX 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Global Bond Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Global Bond Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Global Bond Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,026.80	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolios' annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Global Bond Index Portfolio
Underlying Vanguard Funds
As of June 30, 2023
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0
The table reflects the portfolio's investments, except for short-term investments.
2

Global Bond Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	28,145,933	289,622
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	6,371,825	124,123
Total Investment Companies (Cost $485,271)		413,745
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.150% (Cost $1)	7	1
Total Investments (100.0%) (Cost $485,272)		413,746
Other Assets and Liabilities—Net (0.0%)		121
Net Assets (100%)		413,867
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $485,272)	413,746
Receivables for Investment Securities Sold	34
Receivables for Accrued Income	195
Receivables for Capital Shares Issued	137
Total Assets	414,112
Liabilities
Due to Custodian	35
Payables for Investment Securities Purchased	194
Payables for Capital Shares Redeemed	16
Total Liabilities	245
Net Assets	413,867
At June 30, 2023, net assets consisted of:

Paid-in Capital	477,982
Total Distributable Earnings (Loss)	(64,115)
Net Assets	413,867

Net Assets
Applicable to 23,088,052 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	413,867
Net Asset Value Per Share	$17.93
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,893
Net Investment Income—Note B	7,893
Realized Net Gain (Loss) on Affiliated Funds Sold	80
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	2,300
Net Increase (Decrease) in Net Assets Resulting from Operations	10,273
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,893	7,788
Realized Net Gain (Loss)	80	470
Change in Unrealized Appreciation (Depreciation)	2,300	(68,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,273	(60,649)
Distributions
Total Distributions	(8,331)	(15,847)
Capital Share Transactions
Issued	38,955	62,635
Issued in Lieu of Cash Distributions	8,331	15,847
Redeemed	(21,072)	(81,730)
Net Increase (Decrease) from Capital Share Transactions	26,214	(3,248)
Total Increase (Decrease)	28,156	(79,744)
Net Assets
Beginning of Period	385,711	465,455
End of Period	413,867	385,711
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.83	$21.30	$22.40	$21.41	$20.07	$19.97
Investment Operations
Net Investment Income[1]	.353	.352	.498	.437	.571	.462
Capital Gain Distributions Received[1]	—	.098	.165	.011	—	.020
Net Realized and Unrealized Gain (Loss) on Investments	.125	(3.193)	(1.083)	.962	1.100	(.327)
Total from Investment Operations	.478	(2.743)	(.420)	1.410	1.671	.155
Distributions
Dividends from Net Investment Income	(.348)	(.531)	(.390)	(.338)	(.306)	(.051)
Distributions from Realized Capital Gains	(.030)	(.196)	(.290)	(.082)	(.025)	(.004)
Total Distributions	(.378)	(.727)	(.680)	(.420)	(.331)	(.055)
Net Asset Value, End of Period	$17.93	$17.83	$21.30	$22.40	$21.41	$20.07
Total Return	2.68%	-13.13%	-1.84%	6.67%	8.41%	0.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$414	$386	$465	$438	$232	$163
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.87%	2.32%	1.98%	2.73%	2.34%
Portfolio Turnover Rate	3%	11%	7%	16%	12%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds,is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines
8

Global Bond Index Portfolio
approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2023, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	485,754
Gross Unrealized Appreciation	2
Gross Unrealized Depreciation	(72,010)
Net Unrealized Appreciation (Depreciation)	(72,008)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	2,154	3,291
Issued in Lieu of Cash Distributions	465	824
Redeemed	(1,164)	(4,337)
Net Increase (Decrease) in Shares Outstanding	1,455	(222)
9

Global Bond Index Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	2	—	1
Vanguard Total International Bond Index Fund	115,544	10,836	5,558	35	3,266	1,011	—	124,123
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	270,525	26,634	6,616	45	(966)	6,880	—	289,622
Total	386,069	37,470	12,174	80	2,300	7,893	—	413,746
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2023, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 65%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the portfolio since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Global Bond Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692GBI 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	75
Liquidity Risk Management	76

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Total Bond Market Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,022.00	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Bond Market Index Portfolio
Portfolio Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	2.6%
Corporate Bonds	27.1
Sovereign Bonds	3.5
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	66.1
The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.6%)
U.S. Government Securities (44.6%)
United States Treasury Note/Bond	2.000%	6/30/24	1,520	1,470
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,245
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,778
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,574
United States Treasury Note/Bond	3.000%	7/31/24	12,010	11,706
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,285
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,190
United States Treasury Note/Bond	1.250%	8/31/24	7,475	7,128
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,472
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,794
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,520
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,264
United States Treasury Note/Bond	4.250%	9/30/24	985	972
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,318
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,629
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,746
United States Treasury Note/Bond	0.750%	11/15/24	9,540	8,972
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,174
United States Treasury Note/Bond	7.500%	11/15/24	6,985	7,181
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,450
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,150
United States Treasury Note/Bond	4.500%	11/30/24	7,381	7,303
United States Treasury Note/Bond	1.000%	12/15/24	72	68
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,283
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,878
United States Treasury Note/Bond	4.250%	12/31/24	1,300	1,282
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,746
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,154
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,364
United States Treasury Note/Bond	4.125%	1/31/25	1,113	1,096
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,890
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,207
United States Treasury Note/Bond	1.125%	2/28/25	10,386	9,735
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,421
United States Treasury Note/Bond	4.625%	2/28/25	375	372
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,644
United States Treasury Note/Bond	0.500%	3/31/25	13,674	12,648
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,882
United States Treasury Note/Bond	3.875%	3/31/25	1,782	1,747
United States Treasury Note/Bond	2.625%	4/15/25	10,291	9,870
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,687
United States Treasury Note/Bond	2.875%	4/30/25	4,060	3,909
United States Treasury Note/Bond	3.875%	4/30/25	2,861	2,806
United States Treasury Note/Bond	2.125%	5/15/25	8,935	8,483
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,527
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,778
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,111
United States Treasury Note/Bond	4.250%	5/31/25	17,051	16,838
United States Treasury Note/Bond	2.875%	6/15/25	11,785	11,336
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,278
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,681
United States Treasury Note/Bond	4.625%	6/30/25	875	871
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,002
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,906
United States Treasury Note/Bond	2.000%	8/15/25	25,480	24,031
United States Treasury Note/Bond	3.125%	8/15/25	2,294	2,215
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,166
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,516
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,913
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,378
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,139
United States Treasury Note/Bond	4.250%	10/15/25	8,390	8,296
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,008
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,861
United States Treasury Note/Bond	2.250%	11/15/25	10,421	9,845
United States Treasury Note/Bond	4.500%	11/15/25	15,135	15,057
United States Treasury Note/Bond	0.375%	11/30/25	9,330	8,420
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,024
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,065
United States Treasury Note/Bond	0.375%	12/31/25	9,293	8,377
United States Treasury Note/Bond	2.625%	12/31/25	4,165	3,966
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,649
United States Treasury Note/Bond	0.375%	1/31/26	11,120	9,982
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,472
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,465
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,762
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,223
United States Treasury Note/Bond	4.625%	3/15/26	10,515	10,528
United States Treasury Note/Bond	0.750%	3/31/26	8,152	7,367
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,881
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,089
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,460
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,508
United States Treasury Note/Bond	1.625%	5/15/26	10,789	9,958
United States Treasury Note/Bond	3.625%	5/15/26	13,714	13,380
United States Treasury Note/Bond	0.750%	5/31/26	11,025	9,902
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,298
United States Treasury Note/Bond	4.125%	6/15/26	3,779	3,741
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,583
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,281
United States Treasury Note/Bond	0.625%	7/31/26	9,800	8,731
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,449
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,203
United States Treasury Note/Bond	6.750%	8/15/26	630	669
United States Treasury Note/Bond	0.750%	8/31/26	12,214	10,893
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,821
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,094
United States Treasury Note/Bond	1.625%	9/30/26	5,215	4,777
United States Treasury Note/Bond	1.125%	10/31/26	9,930	8,931
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,738
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,379
United States Treasury Note/Bond	6.500%	11/15/26	765	812
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,208
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,628
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,272
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,563
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,753
United States Treasury Note/Bond	2.250%	2/15/27	6,372	5,925
United States Treasury Note/Bond	6.625%	2/15/27	65	70
United States Treasury Note/Bond	1.125%	2/28/27	7,683	6,854
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,553
United States Treasury Note/Bond	0.625%	3/31/27	5,063	4,420
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,613
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,717
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,309
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,180
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,709
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,668
United States Treasury Note/Bond	0.500%	6/30/27	7,990	6,888
3

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,486
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,321
United States Treasury Note/Bond	2.750%	7/31/27	5,284	4,982
United States Treasury Note/Bond	2.250%	8/15/27	8,422	7,785
United States Treasury Note/Bond	6.375%	8/15/27	185	199
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,712
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,544
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,701
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,821
United States Treasury Note/Bond	0.500%	10/31/27	11,115	9,486
United States Treasury Note/Bond	4.125%	10/31/27	4,011	3,990
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,738
United States Treasury Note/Bond	6.125%	11/15/27	10,839	11,628
United States Treasury Note/Bond	0.625%	11/30/27	8,128	6,961
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,595
United States Treasury Note/Bond	0.625%	12/31/27	16,975	14,503
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,977
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,536
United States Treasury Note/Bond	2.750%	2/15/28	8,180	7,688
United States Treasury Note/Bond	1.125%	2/29/28	10,060	8,766
United States Treasury Note/Bond	4.000%	2/29/28	5,424	5,385
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,197
United States Treasury Note/Bond	3.625%	3/31/28	6,971	6,810
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,447
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,513
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,398
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,262
United States Treasury Note/Bond	3.625%	5/31/28	10,668	10,436
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,655
United States Treasury Note/Bond	4.000%	6/30/28	6,905	6,867
United States Treasury Note/Bond	1.000%	7/31/28	11,480	9,846
United States Treasury Note/Bond	2.875%	8/15/28	11,632	10,960
United States Treasury Note/Bond	5.500%	8/15/28	325	344
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,143
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,188
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,332
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,792
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,737
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,742
United States Treasury Note/Bond	1.375%	12/31/28	3,490	3,028
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,109
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,387
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,683
United States Treasury Note/Bond	2.375%	3/31/29	16,780	15,322
United States Treasury Note/Bond	2.875%	4/30/29	7,750	7,268
United States Treasury Note/Bond	2.375%	5/15/29	9,195	8,384
United States Treasury Note/Bond	2.750%	5/31/29	6,730	6,266
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,836
United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,437
United States Treasury Note/Bond	1.625%	8/15/29	4,730	4,125
United States Treasury Note/Bond	3.125%	8/31/29	2,010	1,909
United States Treasury Note/Bond	3.875%	9/30/29	4,525	4,481
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,910
United States Treasury Note/Bond	1.750%	11/15/29	2,541	2,228
United States Treasury Note/Bond	3.875%	11/30/29	9,893	9,807
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,838
United States Treasury Note/Bond	3.500%	1/31/30	3,830	3,717
United States Treasury Note/Bond	1.500%	2/15/30	7,154	6,129
United States Treasury Note/Bond	4.000%	2/28/30	3,040	3,039
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,623
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,142
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,661
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,528
United States Treasury Note/Bond	3.750%	5/31/30	9,070	8,945
United States Treasury Note/Bond	3.750%	6/30/30	5,225	5,156
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,019
United States Treasury Note/Bond	0.875%	11/15/30	17,961	14,537
United States Treasury Note/Bond	1.125%	2/15/31	17,535	14,423
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,681
United States Treasury Note/Bond	1.625%	5/15/31	19,034	16,179
United States Treasury Note/Bond	1.250%	8/15/31	20,157	16,544
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.375%	11/15/31	22,353	18,427
United States Treasury Note/Bond	1.875%	2/15/32	22,053	18,890
United States Treasury Note/Bond	2.875%	5/15/32	18,654	17,296
United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,375
United States Treasury Note/Bond	4.125%	11/15/32	18,909	19,326
United States Treasury Note/Bond	3.500%	2/15/33	21,343	20,796
United States Treasury Note/Bond	3.375%	5/15/33	18,953	18,281
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,294
United States Treasury Note/Bond	5.000%	5/15/37	2,270	2,570
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,277
United States Treasury Note/Bond	4.500%	5/15/38	1,059	1,140
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,265
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,350
United States Treasury Note/Bond	4.500%	8/15/39	2,216	2,383
United States Treasury Note/Bond	4.375%	11/15/39	1,742	1,844
United States Treasury Note/Bond	4.625%	2/15/40	1,300	1,416
United States Treasury Note/Bond	1.125%	5/15/40	6,810	4,414
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,980
United States Treasury Note/Bond	1.125%	8/15/40	8,405	5,405
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,494
United States Treasury Note/Bond	1.375%	11/15/40	10,129	6,777
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,281
United States Treasury Note/Bond	1.875%	2/15/41	12,303	8,935
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,820
United States Treasury Note/Bond	2.250%	5/15/41	10,495	8,082
United States Treasury Note/Bond	4.375%	5/15/41	1,904	2,003
United States Treasury Note/Bond	1.750%	8/15/41	13,741	9,653
United States Treasury Note/Bond	3.750%	8/15/41	2,140	2,066
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,210
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,379
United States Treasury Note/Bond	2.375%	2/15/42	9,361	7,290
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,829
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,478
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,941
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,385
United States Treasury Note/Bond	3.375%	8/15/42	2,057	1,866
United States Treasury Note/Bond	2.750%	11/15/42	4,646	3,820
United States Treasury Note/Bond	4.000%	11/15/42	4,867	4,837
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,380
United States Treasury Note/Bond	3.875%	2/15/43	5,624	5,485
United States Treasury Note/Bond	2.875%	5/15/43	800	668
United States Treasury Note/Bond	3.875%	5/15/43	6,189	6,040
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,390
United States Treasury Note/Bond	3.750%	11/15/43	1,009	963
United States Treasury Note/Bond	3.625%	2/15/44	5,452	5,106
United States Treasury Note/Bond	3.375%	5/15/44	8,369	7,543
United States Treasury Note/Bond	3.125%	8/15/44	7,731	6,689
United States Treasury Note/Bond	3.000%	11/15/44	7,512	6,356
United States Treasury Note/Bond	2.500%	2/15/45	8,120	6,284
United States Treasury Note/Bond	3.000%	5/15/45	5,502	4,644
United States Treasury Note/Bond	2.875%	8/15/45	4,991	4,117
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,613
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,666
United States Treasury Note/Bond	2.500%	5/15/46	5,456	4,193
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,462
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,277
United States Treasury Note/Bond	3.000%	2/15/47	5,290	4,453
United States Treasury Note/Bond	3.000%	5/15/47	4,615	3,884
United States Treasury Note/Bond	2.750%	8/15/47	6,238	5,016
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,692
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,882
United States Treasury Note/Bond	3.125%	5/15/48	7,684	6,629
United States Treasury Note/Bond	3.000%	8/15/48	7,810	6,588
United States Treasury Note/Bond	3.375%	11/15/48	5,340	4,828
United States Treasury Note/Bond	3.000%	2/15/49	8,344	7,056
United States Treasury Note/Bond	2.875%	5/15/49	4,900	4,050
United States Treasury Note/Bond	2.250%	8/15/49	5,029	3,654
United States Treasury Note/Bond	2.375%	11/15/49	5,907	4,412
United States Treasury Note/Bond	2.000%	2/15/50	8,212	5,627
United States Treasury Note/Bond	1.250%	5/15/50	11,066	6,221
United States Treasury Note/Bond	1.375%	8/15/50	11,786	6,847

4

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	11/15/50	12,196	7,573
	United States Treasury Note/Bond	1.875%	2/15/51	13,054	8,644
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	9,830
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	8,826
	United States Treasury Note/Bond	1.875%	11/15/51	11,335	7,481
	United States Treasury Note/Bond	2.250%	2/15/52	12,907	9,327
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	8,975
	United States Treasury Note/Bond	3.000%	8/15/52	11,798	10,032
	United States Treasury Note/Bond	4.000%	11/15/52	8,701	8,939
	United States Treasury Note/Bond	3.625%	2/15/53	10,818	10,384
	United States Treasury Note/Bond	3.625%	5/15/53	10,665	10,255
					1,835,124
Agency Bonds and Notes (1.0%)
	Federal Farm Credit Banks Funding Corp.	3.375%	8/26/24	1,000	977
	Federal Farm Credit Banks Funding Corp.	4.250%	9/26/24	825	814
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	165
	Federal Farm Credit Banks Funding Corp.	4.500%	11/18/24	805	795
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	198
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	493
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	276
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,407
	Federal Home Loan Banks	3.000%	7/8/24	500	488
	Federal Home Loan Banks	1.500%	8/15/24	330	316
	Federal Home Loan Banks	4.875%	9/13/24	240	238
	Federal Home Loan Banks	4.500%	10/3/24	750	742
	Federal Home Loan Banks	5.000%	2/28/25	1,350	1,346
	Federal Home Loan Banks	0.500%	4/14/25	1,000	923
	Federal Home Loan Banks	4.625%	6/6/25	450	447
	Federal Home Loan Banks	0.375%	9/4/25	500	454
	Federal Home Loan Banks	4.500%	12/12/25	500	497
	Federal Home Loan Banks	1.250%	12/21/26	1,000	898
	Federal Home Loan Banks	3.250%	11/16/28	315	300
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,572
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,133
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,369
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,814
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	145
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,790
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,282
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	992
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	155
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	925
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,233
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	925
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	917
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,818
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,810
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	538
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	461
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	865
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	193
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,078
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	354
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,123
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	835
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	317
	Private Export Funding Corp.	2.450%	7/15/24	100	97
	Private Export Funding Corp.	1.750%	11/15/24	75	71
	Private Export Funding Corp.	3.250%	6/15/25	50	48
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Export Funding Corp.	1.400%	7/15/28	175	151
	Tennessee Valley Authority	2.875%	9/15/24	191	185
	Tennessee Valley Authority	0.750%	5/15/25	200	184
	Tennessee Valley Authority	6.750%	11/1/25	134	139
	Tennessee Valley Authority	3.875%	3/15/28	375	369
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,163
	Tennessee Valley Authority	1.500%	9/15/31	550	443
	Tennessee Valley Authority	4.650%	6/15/35	175	176
	Tennessee Valley Authority	5.880%	4/1/36	250	283
	Tennessee Valley Authority	5.500%	6/15/38	100	109
	Tennessee Valley Authority	5.250%	9/15/39	512	539
	Tennessee Valley Authority	4.875%	1/15/48	100	99
	Tennessee Valley Authority	5.375%	4/1/56	50	54
	Tennessee Valley Authority	4.625%	9/15/60	180	175
	Tennessee Valley Authority	4.250%	9/15/65	200	179
					40,882
Conventional Mortgage-Backed Securities (20.0%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	9	10
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/23– 11/1/48	1,493	1,499
[1,2]	Freddie Mac Gold Pool	7.000%	9/1/23– 2/1/37	64	66
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	1,167	1,184
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/24– 10/1/48	4,970	4,874
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24– 11/1/48	9,805	9,369
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24– 11/1/30	3	3
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24– 7/1/30	3	3
[1,2]	Freddie Mac Gold Pool	7.500%	7/1/25– 4/1/28	3	3
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	17,779	16,610
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26– 8/1/47	16,777	15,282
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	4,670	4,343
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27– 5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28– 3/1/39	833	857
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	244	226
[2,3]	Ginnie Mae	3.000%	7/20/53	120	107
[2,3]	Ginnie Mae	3.500%	7/20/53	450	415
[2,3]	Ginnie Mae	4.000%	7/20/53	425	402
[2,3]	Ginnie Mae	5.500%	7/20/53	750	746
[2,3]	Ginnie Mae	6.000%	7/20/53	1,455	1,464
[2,3]	Ginnie Mae	6.500%	7/20/53	766	779
[2]	Ginnie Mae I Pool	7.000%	8/15/23– 10/15/31	19	19
[2]	Ginnie Mae I Pool	6.500%	12/15/23– 12/15/38	85	84
[2]	Ginnie Mae I Pool	7.500%	12/15/23– 1/15/31	7	7
[2]	Ginnie Mae I Pool	8.000%	8/15/24– 10/15/30	6	7
[2]	Ginnie Mae I Pool	4.000%	10/15/24– 11/15/47	1,069	1,012
[2]	Ginnie Mae I Pool	4.500%	10/15/24– 3/15/41	1,155	1,147
[2]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	1,051	994
[2]	Ginnie Mae I Pool	3.000%	1/15/26– 12/15/45	1,203	1,088
[2]	Ginnie Mae I Pool	6.000%	6/15/32– 3/15/40	52	53
[2]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	787	794
[2]	Ginnie Mae II Pool	3.500%	9/20/25– 7/20/52	27,174	25,463

5

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ginnie Mae II Pool	4.000%	9/20/25– 1/20/53	18,483	17,735
[2]	Ginnie Mae II Pool	3.000%	2/20/27– 6/20/52	35,399	31,897
[2]	Ginnie Mae II Pool	2.500%	6/20/27– 4/20/52	36,262	31,491
[2,3]	Ginnie Mae II Pool	5.000%	12/20/32– 7/20/53	12,839	12,679
[2]	Ginnie Mae II Pool	6.500%	12/20/35– 2/20/53	1,239	1,267
[2]	Ginnie Mae II Pool	7.000%	8/20/36– 2/20/53	136	138
[2,3]	Ginnie Mae II Pool	4.500%	2/20/39– 7/20/53	16,084	15,659
[2,3]	Ginnie Mae II Pool	2.000%	8/20/50– 7/20/53	35,666	30,009
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,016	815
[2]	Ginnie Mae II Pool	5.500%	10/20/52– 5/20/53	8,078	8,049
[2]	Ginnie Mae II Pool	6.000%	12/20/52– 3/20/53	3,247	3,268
[1,2,3]	UMBS Pool	5.000%	8/1/23– 7/13/53	31,462	30,991
[1,2,3]	UMBS Pool	4.500%	9/1/23– 7/13/53	33,193	32,227
[1,2]	UMBS Pool	7.000%	9/1/23– 11/1/37	101	110
[1,2]	UMBS Pool	7.500%	9/1/23– 2/1/32	11	11
[1,2,3]	UMBS Pool	2.000%	11/1/23– 7/13/53	195,732	162,513
[1,2,3]	UMBS Pool	5.500%	12/1/23– 7/13/53	23,021	23,041
[1,2,3]	UMBS Pool	4.000%	2/1/24– 12/1/52	43,153	41,000
[1,2,3]	UMBS Pool	6.000%	3/1/24– 7/13/53	11,629	11,800
[1,2]	UMBS Pool	8.000%	9/1/24– 11/1/30	1	1
[1,2]	UMBS Pool	8.500%	10/1/24– 4/1/31	1	1
[1,2]	UMBS Pool	3.500%	9/1/25– 4/1/53	48,577	44,962
[1,2]	UMBS Pool	3.000%	11/1/25– 8/1/52	80,907	72,593
[1,2]	UMBS Pool	2.500%	1/1/27– 4/1/53	137,701	118,413
[1,2]	UMBS Pool	1.500%	7/1/35– 9/1/51	46,234	37,516
[1,2,3]	UMBS Pool	6.500%	11/1/52– 7/13/53	4,560	4,674
					821,771
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.839%	12/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	20	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	3.683%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.465%	3.715%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.851%	3/1/43	27	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.694%	7/1/43	29	30
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	4.416%	6/1/43	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	24	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	1	1
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.085%	10/1/42	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	3.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	24	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	5.161%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	4.059%	8/1/39	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	5.476%	6/1/41	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	4.554%	5/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	4.436%	7/1/41	18	19
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	4.068%	9/1/43	12	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.773%	4.376%	5/1/42	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	4.252%	7/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	4.336%	3/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.072%	11/1/39	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.446%	3/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	25	26
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.807%	4.198%	3/1/41	8	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33– 12/1/40	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	20	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	5.448%	5/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.575%	3/1/41	6	6

6

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	13	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	5.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.836%	4.143%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.090%	12/1/39	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.862%	4.262%	9/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.290%	11/1/34	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	5.289%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	13	14
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	4	4
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.037%	5.580%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	6	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	5.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.074%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.001%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	11	11
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	5.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	4.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.357%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40– 12/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.953%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	5.593%	6/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.308%	2/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	2	2
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	11	12
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	2/1/36	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	4.535%	10/1/36	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.020%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38– 3/20/43	45	43
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/42	52	50
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	8	8
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41– 6/20/43	39	38
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	7/20/41– 8/20/41	16	14
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	3	3
					801
Total U.S. Government and Agency Obligations (Cost $3,019,599)					2,698,578
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	122
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	150	148
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	12	12
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	49
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	399
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	724
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	412
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	273
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	74
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	15	15
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	195

7

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	34
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	145
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	198
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	71
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	67
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	25	24
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	22	21
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	69	65
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	93
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	63
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	144
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	155
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	130
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	46
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	91
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	133
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	138
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	118
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	46
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	94
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	104
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	116
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	91
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	87
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	249
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	145
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	40
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	39
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	58
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	40
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	138
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	372
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	69
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	230
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	23
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	85
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	167
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	122
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	62
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	41
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	120
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	80
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	102
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	102
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	164
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	90
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	354
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	67
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	22
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	45
[2,4]	BANK Class AS Series 2018-BNK12	4.477%	5/15/61	50	45
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	23
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	22
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	42
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	59
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	59
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	60
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	49
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	41
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	39
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	19
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	39
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	46	44
[2,4]	BANK Class C Series 2017-BNK8	4.232%	11/15/50	50	35
[2,4]	BANK Class C Series 2019-BNK19	4.164%	8/15/61	35	23
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	25
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	226
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	131
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	239
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	168
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	20
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	86
[2]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	96
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	272
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	115
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	85
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	118
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	41
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	100
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	40
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	82
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	122
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	51
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	87
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	29
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	25

8

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	123
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	29	26
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	23	23
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	45
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	101
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	70
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	46
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	164
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	72
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	241
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	91
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	296
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	208
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	325
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	114
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	194
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	192
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	95
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	80
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	78
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	98
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	78
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	173
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	100
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	99
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	39
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	60
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	79
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	40
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	162
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	223
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	43
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	94
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/55	175	179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	43
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	67
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	42
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	20
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	121
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	44
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	57
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	22
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	19
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	37
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	56
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	20
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	60
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/55	50	51
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	25
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	43
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	49
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C5	6.162%	6/15/56	25	26
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	34	33
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	12	12
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	49
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	1	1
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	24
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	116
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	113
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	116
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	46
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	387
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	295
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	190

9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	383
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	378
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	274
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	377
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	96
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	96
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	73
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	47
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	10	10
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	11	11
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	193	189
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	23
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	30	29
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	66	64
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	95	90
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	97
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	99
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	74
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	46
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	73	69
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	34
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	135
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	91
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	129
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	70
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	381
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	113
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	18	17
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	65
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	44	42
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	124	121
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	118
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	232
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	139
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	46
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	91
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	227
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	44
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	97
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	109
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	190
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	26	26
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	138
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	92
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	3	3
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	97
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	168
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	165
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	95
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	94
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	116
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	47
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	69
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	225
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	252
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	232
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	49
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	214
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	443
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	193

10

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	92
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	71
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/11/47	3	3
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	30	29
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	74
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	94
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	44
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	35
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	44
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	78
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	48
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	49
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	4	4
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	148	142
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	32
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	119
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	55
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	48
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	148
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	97
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	120
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	95
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	154	147
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	212
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	118
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	142
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	10	10
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	170
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	48
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	53
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	120
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	216
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	142
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	71
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	95
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	99
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	30
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	23
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	69
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	47
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	39
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	47
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	94
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	42
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	4	4
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	5	5
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	3	3
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	2	2
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	35	34
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	26	25
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	59	57
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	7	7
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	63	61
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	17
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.763%	2/10/47	28	23
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	22
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.813%	2/10/47	50	39
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	242
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	206
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	95
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	142
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	96
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	188
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	137
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	23
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	206

11

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	182
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	134
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	253
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	70
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	40
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	30	29
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	23	22
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.250%	8/15/48	50	45
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	50	50
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	92
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	70
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	91
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	92
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	40
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	43
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	386
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	224
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	293
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	274
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	165
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	189
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	132
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	386
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	6	6
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	14	13
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	49
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	47
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	15	15
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	25
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	5	5
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	31	31
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	32
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	46
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.321%	6/25/24	121	118
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	26
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.680%	3/25/33	200	157
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	143	137
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	85	85
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.004%	7/25/23	12	12
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	94	91
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	88	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	16	16
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	48	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	62	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	102	99
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	199	191
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	67	63
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.896%	5/25/25	145	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	135	129
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	66	64
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	127	121
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	85	82
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	237	220
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.528%	9/25/26	233	216
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.594%	9/25/26	58	54
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	61	57
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	68	64
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	188	176
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	41	39
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	293	272
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	151	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.165%	6/25/27	198	187
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.958%	11/25/27	70	65
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.899%	2/25/27	129	121
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.638%	12/25/26	141	131
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.172%	4/25/29	53	49

12

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	212	200
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	427	404
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.469%	7/25/28	125	118
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	289	269
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.758%	8/25/30	50	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.866%	9/25/30	158	151
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.701%	8/25/28	167	160
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.166%	3/25/28	126	118
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.130%	3/25/28	92	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.665%	9/25/28	176	168
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	393	361
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	241	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.745%	11/25/28	182	174
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	196	184
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	191	177
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	294	270
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	836
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	246	207
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	336	298
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	82
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	204
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	111	97
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.361%	10/25/30	275	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	48
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	178
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.656%	4/25/31	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	225
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/30	50	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.287%	1/25/31	225	179
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/31	325	260
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	2.003%	1/25/32	225	185
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	60
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	80
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	130
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	123
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.171%	2/25/30	66	60
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	3.002%	1/25/28	403	374
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	2	2
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.625%	7/25/24	89	87
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.205%	11/25/27	235	220
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	59	59
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	50	49
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	1	1
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	7	7
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	31	30
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	72	70
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	100	98
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	49
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	23
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	47
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	98
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	95
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	147
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	178
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	136
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	2	2
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	8	8
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	3	3
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	83	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	81	78
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	23	20

13

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	14	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	37
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	99	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1520	2.007%	7/25/35	49	41
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	278	276
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	197	194
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.023%	1/25/25	158	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.205%	3/25/25	175	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	145
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	314
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	120
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	193
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	285
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	411
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	142
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	472
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	118
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	216
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	144
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	340
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	339
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,658
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	265
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	189
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	426
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	252
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	250
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	201

14

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	399
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	329
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	312
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	388
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	352
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	259
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	326
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	143
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	142
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	581
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	210
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	330
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	167
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	85
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	648
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	161
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	77
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	4/25/60	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	73
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	171

15

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	96
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	61	61
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	82	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	137	134
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	171	167
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	242	235
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	874
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	263	256
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	205	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	494	467
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	110
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	43
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	132
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	110
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	159	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	373
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	281
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	72
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	44
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	78	77
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	172
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	74
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	100	98
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	50
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	41	41
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	39	39
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-1	0.350%	10/16/25	28	27
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	37	35
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	84	80
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	72
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	123
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	27	27
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	250	233

16

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	45
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	49
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	197
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	142
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	47
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	94
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	69
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	181
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	69
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	227
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	89
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	131
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	237
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	107
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.086%	7/10/46	10	10
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	134	132
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	48
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	120
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	215
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	144
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	107
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	61
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	98
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	19	19
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	51	49
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	57	55
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	46
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	45
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	42
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	86
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	59
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	40
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	29
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	19
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.636%	9/10/47	25	21
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	42
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	99	96
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	24
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	40	39
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	77	75
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	63	60
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	96
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	47
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	1	1
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	4	4
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	18	17
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	30	29
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	74
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	23
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	24
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	87	83
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	173
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	99

17

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	93
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	73
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	71
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	225
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	66
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	44
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	93	88
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	72	71
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	168
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	167
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	56
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	118
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	94
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	77
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	17	17
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	125
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	24
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	82
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	192
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	94
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	117
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	34
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	24
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	49
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	45
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	46
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	45
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	35	34
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	19	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	41	40
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	23	22
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	51	49
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	36	35
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.893%	2/15/47	30	27
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	41
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	175
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	368
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	91
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	91
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	86
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	21
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	69
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	212
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	143
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	68

18

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	40
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	44
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	44
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	22
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	34	33
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	74
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.710%	2/15/29	50	49
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	15	15
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	64	62
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	74
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	114
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.284%	8/15/46	40	40
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	189
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	95
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	119
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	209
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	135
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	73	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	70
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	181
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	227
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	138
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	91
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	3	3
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	13	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	12	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	30	29
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	17	17
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	48	46
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	33	32
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	21	21
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	38	37
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.037%	2/15/47	100	98
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.439%	6/15/47	50	44
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.575%	10/15/47	50	47
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	46
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	46
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	146
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	70
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	92
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	46
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	222
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	139
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	173
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	52
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	60
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	137
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	121

19

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.921%	4/15/55	150	133
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	72
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	22
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	20
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	103
[2]	MSWF Commercial Mortgage Trust Class As Series 2023-1	6.199%	5/15/56	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	50	49
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	75	73
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	99
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	27	26
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	46
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	23
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	150	148
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	61	61
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	73
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	15	14
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	49	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	47
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	57
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	47
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	193
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	20	20
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	1	1
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	5	5
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	15	15
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	225	218
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	114	110
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	96
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	73
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	44	44
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	23
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	13	13
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	84
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	110
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	91
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	135
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	159
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	138
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	134
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	165
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	70
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	213
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	118
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	255
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	89
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	107
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	65
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	89
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	115
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	92
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	45
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	43
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	67
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	55
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	90
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	69

20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	22
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	525
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	329
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	141
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	193
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	97
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	172
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	74
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	160
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	56	55
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	124	120
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	134
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	38
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	92
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	154	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	166
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	166
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	193
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	304
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	69
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	137
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	227
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	255
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	187
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	70
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	142
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	174
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	173
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	87
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	40
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	73
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	261
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	176
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	159
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	164
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	232
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	139
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	41
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	81
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	70
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	47
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	29
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	71
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	47
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	87
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	22
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	80
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	38	37
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	44	43
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	9	9
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	21	20
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	9	9
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	51	49
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	29	28
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	59	56
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	45
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	52	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	22	22
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	73

21

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	144
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	62
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	138
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	27	25
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	19
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	49
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	1	1
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	3	3
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	4	4
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	18	17
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	4	4
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	23
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[2]	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	50	49
[2]	World Omni Auto Receivables Trust Ciass A4 Series 2023-B	4.680%	5/15/29	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	2	2
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	11	11
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	19	19
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	55	53
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	85	82
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	96
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	72
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	74
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	23
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	32	32
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $117,287)					105,391
Corporate Bonds (26.9%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	152
	Activision Blizzard Inc.	1.350%	9/15/30	150	120
	Activision Blizzard Inc.	4.500%	6/15/47	200	184
	Activision Blizzard Inc.	2.500%	9/15/50	300	193
	Alphabet Inc.	0.450%	8/15/25	500	457
	Alphabet Inc.	0.800%	8/15/27	500	433
	Alphabet Inc.	1.100%	8/15/30	500	404
	Alphabet Inc.	1.900%	8/15/40	200	138
	Alphabet Inc.	2.250%	8/15/60	500	304
	America Movil SAB de CV	3.625%	4/22/29	200	183
	America Movil SAB de CV	2.875%	5/7/30	200	174
	America Movil SAB de CV	4.700%	7/21/32	250	241
	America Movil SAB de CV	6.375%	3/1/35	300	328
	America Movil SAB de CV	6.125%	11/15/37	150	160
	America Movil SAB de CV	6.125%	3/30/40	200	213
	America Movil SAB de CV	4.375%	7/16/42	250	220
	America Movil SAB de CV	4.375%	4/22/49	200	174
	AT&T Inc.	3.875%	1/15/26	400	387
	AT&T Inc.	5.539%	2/20/26	250	250
	AT&T Inc.	1.700%	3/25/26	500	456
	AT&T Inc.	3.800%	2/15/27	700	669
	AT&T Inc.	2.300%	6/1/27	450	405
	AT&T Inc.	1.650%	2/1/28	500	430
	AT&T Inc.	4.100%	2/15/28	402	385
	AT&T Inc.	4.350%	3/1/29	650	624
	AT&T Inc.	4.300%	2/15/30	460	437
	AT&T Inc.	2.750%	6/1/31	450	380
	AT&T Inc.	2.250%	2/1/32	600	477
	AT&T Inc.	2.550%	12/1/33	472	369
	AT&T Inc.	4.500%	5/15/35	200	184
	AT&T Inc.	4.900%	8/15/37	300	281
	AT&T Inc.	4.850%	3/1/39	480	442
	AT&T Inc.	3.500%	6/1/41	500	384
	AT&T Inc.	4.300%	12/15/42	271	230
	AT&T Inc.	4.750%	5/15/46	723	639
	AT&T Inc.	5.150%	11/15/46	736	685
	AT&T Inc.	4.500%	3/9/48	400	338
	AT&T Inc.	3.650%	6/1/51	867	636
	AT&T Inc.	3.500%	9/15/53	1,764	1,249
	AT&T Inc.	3.550%	9/15/55	1,550	1,085
	AT&T Inc.	3.800%	12/1/57	968	700
	AT&T Inc.	3.650%	9/15/59	629	438
	AT&T Inc.	3.850%	6/1/60	416	302
	Baidu Inc.	3.075%	4/7/25	200	191
	Baidu Inc.	3.625%	7/6/27	200	188
	Baidu Inc.	3.425%	4/7/30	200	179
	Baidu Inc.	2.375%	8/23/31	200	163
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	1,000	988
	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	69
	Booking Holdings Inc.	3.650%	3/15/25	100	97
	Booking Holdings Inc.	3.600%	6/1/26	225	217
	Booking Holdings Inc.	3.550%	3/15/28	100	94
	Booking Holdings Inc.	4.625%	4/13/30	300	293
	British Telecommunications plc	9.625%	12/15/30	516	633
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	834
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	211

22

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	208
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	215
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	266
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	176
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	175	171
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	298
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	167
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	424
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	372
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	342
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	275	216
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	489
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	254
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	326
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	242
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	71
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	182
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	135
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	154
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	160
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.375%	8/15/25	500	483
Comcast Corp.	3.950%	10/15/25	625	609
Comcast Corp.	3.150%	3/1/26	400	383
Comcast Corp.	2.350%	1/15/27	495	455
Comcast Corp.	3.300%	2/1/27	400	380
Comcast Corp.	3.300%	4/1/27	150	142
Comcast Corp.	3.150%	2/15/28	325	303
Comcast Corp.	4.150%	10/15/28	950	921
Comcast Corp.	4.550%	1/15/29	200	196
Comcast Corp.	4.250%	10/15/30	350	337
Comcast Corp.	1.950%	1/15/31	500	409
Comcast Corp.	1.500%	2/15/31	500	398
Comcast Corp.	4.250%	1/15/33	275	261
Comcast Corp.	4.800%	5/15/33	200	198
Comcast Corp.	4.200%	8/15/34	175	163
Comcast Corp.	5.650%	6/15/35	1,065	1,116
Comcast Corp.	4.400%	8/15/35	150	141
Comcast Corp.	3.200%	7/15/36	225	185
Comcast Corp.	6.450%	3/15/37	175	192
Comcast Corp.	4.600%	10/15/38	550	513
Comcast Corp.	3.250%	11/1/39	250	198
Comcast Corp.	3.750%	4/1/40	300	253
Comcast Corp.	4.650%	7/15/42	370	341
Comcast Corp.	3.400%	7/15/46	200	152
Comcast Corp.	3.969%	11/1/47	1,086	902
Comcast Corp.	4.000%	3/1/48	200	167
Comcast Corp.	4.700%	10/15/48	38	36
Comcast Corp.	3.999%	11/1/49	268	222
Comcast Corp.	3.450%	2/1/50	400	305
Comcast Corp.	2.800%	1/15/51	300	198
Comcast Corp.	2.887%	11/1/51	882	592
Comcast Corp.	5.350%	5/15/53	283	288
Comcast Corp.	2.937%	11/1/56	853	556
Comcast Corp.	4.950%	10/15/58	238	229
Comcast Corp.	2.987%	11/1/63	847	537
Comcast Corp.	5.500%	5/15/64	248	251
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	928
Discovery Communications LLC	3.900%	11/15/24	150	146
Discovery Communications LLC	3.950%	6/15/25	303	291
Discovery Communications LLC	3.950%	3/20/28	400	372
Discovery Communications LLC	5.000%	9/20/37	325	278
Discovery Communications LLC	6.350%	6/1/40	150	146
Discovery Communications LLC	5.200%	9/20/47	225	185
Discovery Communications LLC	5.300%	5/15/49	75	62
Discovery Communications LLC	4.650%	5/15/50	200	152
Discovery Communications LLC	4.000%	9/15/55	269	178
Electronic Arts Inc.	4.800%	3/1/26	100	99
Expedia Group Inc.	5.000%	2/15/26	150	148
Expedia Group Inc.	4.625%	8/1/27	150	146
Expedia Group Inc.	3.250%	2/15/30	250	217
Expedia Group Inc.	2.950%	3/15/31	81	69
Fox Corp.	3.050%	4/7/25	100	96
Fox Corp.	4.709%	1/25/29	375	365
Fox Corp.	3.500%	4/8/30	150	135
Fox Corp.	5.476%	1/25/39	250	234
Fox Corp.	5.576%	1/25/49	325	304
Grupo Televisa SAB	4.625%	1/30/26	100	97
Grupo Televisa SAB	6.625%	1/15/40	125	130
Grupo Televisa SAB	5.000%	5/13/45	225	194
Grupo Televisa SAB	5.250%	5/24/49	200	180
Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	207
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	96
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	97
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	164
Koninklijke KPN NV	8.375%	10/1/30	125	144
Meta Platforms Inc.	3.500%	8/15/27	200	190
Meta Platforms Inc.	4.600%	5/15/28	275	272
Meta Platforms Inc.	4.800%	5/15/30	200	200
Meta Platforms Inc.	3.850%	8/15/32	200	186
Meta Platforms Inc.	4.950%	5/15/33	300	300

23

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.450%	8/15/52	200	174
	Meta Platforms Inc.	5.600%	5/15/53	442	454
	Meta Platforms Inc.	4.650%	8/15/62	200	176
	Meta Platforms Inc.	5.750%	5/15/63	310	320
	NBCUniversal Media LLC	4.450%	1/15/43	225	202
	Netflix Inc.	4.375%	11/15/26	245	239
	Netflix Inc.	4.875%	4/15/28	409	405
	Netflix Inc.	5.875%	11/15/28	230	238
	Netflix Inc.	6.375%	5/15/29	85	90
[5]	Netflix Inc.	5.375%	11/15/29	147	147
[5]	Netflix Inc.	4.875%	6/15/30	125	123
	Omnicom Group Inc.	2.450%	4/30/30	150	126
	Omnicom Group Inc.	4.200%	6/1/30	100	94
	Omnicom Group Inc.	2.600%	8/1/31	200	166
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	146
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	240
	Orange SA	9.000%	3/1/31	550	676
	Orange SA	5.375%	1/13/42	325	323
	Orange SA	5.500%	2/6/44	200	203
	Paramount Global Inc.	4.750%	5/15/25	134	131
	Paramount Global Inc.	4.000%	1/15/26	400	381
	Paramount Global Inc.	2.900%	1/15/27	279	251
	Paramount Global Inc.	3.375%	2/15/28	100	89
	Paramount Global Inc.	3.700%	6/1/28	100	89
	Paramount Global Inc.	4.950%	1/15/31	250	226
	Paramount Global Inc.	4.200%	5/19/32	200	168
	Paramount Global Inc.	5.500%	5/15/33	75	69
	Paramount Global Inc.	6.875%	4/30/36	240	233
	Paramount Global Inc.	4.850%	7/1/42	225	167
	Paramount Global Inc.	4.375%	3/15/43	256	181
	Paramount Global Inc.	5.850%	9/1/43	225	192
	Paramount Global Inc.	4.900%	8/15/44	100	74
	Paramount Global Inc.	4.950%	5/19/50	250	187
	Rogers Communications Inc.	3.625%	12/15/25	125	118
	Rogers Communications Inc.	2.900%	11/15/26	100	92
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	186
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	350
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	166
	Rogers Communications Inc.	4.500%	3/15/43	265	220
	Rogers Communications Inc.	5.000%	3/15/44	190	168
	Rogers Communications Inc.	4.350%	5/1/49	250	199
	Rogers Communications Inc.	3.700%	11/15/49	150	107
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	323
	Sprint Capital Corp.	6.875%	11/15/28	250	265
	Sprint Capital Corp.	8.750%	3/15/32	448	541
	Sprint LLC	7.625%	2/15/25	245	250
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	193
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	189
	Telefonica Emisiones SA	4.103%	3/8/27	250	240
	Telefonica Emisiones SA	7.045%	6/20/36	475	519
	Telefonica Emisiones SA	4.665%	3/6/38	200	170
	Telefonica Emisiones SA	5.213%	3/8/47	550	479
	Telefonica Emisiones SA	4.895%	3/6/48	250	209
	Telefonica Europe BV	8.250%	9/15/30	250	289
	TELUS Corp.	2.800%	2/16/27	100	92
	TELUS Corp.	3.400%	5/13/32	100	86
	TELUS Corp.	4.300%	6/15/49	200	163
	Tencent Music Entertainment Group	2.000%	9/3/30	200	158
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	220
	Time Warner Cable LLC	6.550%	5/1/37	200	192
	Time Warner Cable LLC	7.300%	7/1/38	50	51
	Time Warner Cable LLC	6.750%	6/15/39	400	384
	Time Warner Cable LLC	5.875%	11/15/40	425	376
	Time Warner Cable LLC	5.500%	9/1/41	250	209
	Time Warner Cable LLC	4.500%	9/15/42	250	187
	T-Mobile USA Inc.	3.500%	4/15/25	600	577
	T-Mobile USA Inc.	1.500%	2/15/26	200	181
	T-Mobile USA Inc.	2.250%	2/15/26	339	312
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
T-Mobile USA Inc.	2.625%	4/15/26	104	96
T-Mobile USA Inc.	3.750%	4/15/27	800	758
T-Mobile USA Inc.	5.375%	4/15/27	70	70
T-Mobile USA Inc.	4.750%	2/1/28	200	194
T-Mobile USA Inc.	2.050%	2/15/28	250	217
T-Mobile USA Inc.	4.950%	3/15/28	70	69
T-Mobile USA Inc.	4.800%	7/15/28	200	196
T-Mobile USA Inc.	2.625%	2/15/29	140	122
T-Mobile USA Inc.	2.400%	3/15/29	100	86
T-Mobile USA Inc.	3.375%	4/15/29	110	99
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,401
T-Mobile USA Inc.	2.550%	2/15/31	900	748
T-Mobile USA Inc.	2.875%	2/15/31	186	158
T-Mobile USA Inc.	3.500%	4/15/31	395	348
T-Mobile USA Inc.	2.250%	11/15/31	500	400
T-Mobile USA Inc.	2.700%	3/15/32	200	166
T-Mobile USA Inc.	5.200%	1/15/33	300	298
T-Mobile USA Inc.	5.050%	7/15/33	460	452
T-Mobile USA Inc.	4.375%	4/15/40	400	354
T-Mobile USA Inc.	3.000%	2/15/41	155	113
T-Mobile USA Inc.	4.500%	4/15/50	600	515
T-Mobile USA Inc.	3.300%	2/15/51	1,000	702
T-Mobile USA Inc.	3.400%	10/15/52	575	410
T-Mobile USA Inc.	5.650%	1/15/53	158	160
T-Mobile USA Inc.	5.750%	1/15/54	221	227
T-Mobile USA Inc.	3.600%	11/15/60	200	140
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	286
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	155
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	68
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	180
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	103
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	176
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	216
Verisign Inc.	2.700%	6/15/31	200	167
Verizon Communications Inc.	3.376%	2/15/25	250	242
Verizon Communications Inc.	0.850%	11/20/25	500	451
Verizon Communications Inc.	1.450%	3/20/26	500	453
Verizon Communications Inc.	2.625%	8/15/26	475	442
Verizon Communications Inc.	4.125%	3/16/27	700	680
Verizon Communications Inc.	3.000%	3/22/27	150	140
Verizon Communications Inc.	2.100%	3/22/28	600	527
Verizon Communications Inc.	4.329%	9/21/28	829	799
Verizon Communications Inc.	4.016%	12/3/29	727	678
Verizon Communications Inc.	3.150%	3/22/30	310	276
Verizon Communications Inc.	1.680%	10/30/30	527	417
Verizon Communications Inc.	1.750%	1/20/31	500	394
Verizon Communications Inc.	2.550%	3/21/31	800	668
Verizon Communications Inc.	2.355%	3/15/32	933	750
Verizon Communications Inc.	5.050%	5/9/33	177	175
Verizon Communications Inc.	4.500%	8/10/33	575	542
Verizon Communications Inc.	4.400%	11/1/34	325	300
Verizon Communications Inc.	4.272%	1/15/36	256	231
Verizon Communications Inc.	4.812%	3/15/39	350	327
Verizon Communications Inc.	2.650%	11/20/40	700	487
Verizon Communications Inc.	3.400%	3/22/41	600	463
Verizon Communications Inc.	2.850%	9/3/41	200	142
Verizon Communications Inc.	4.750%	11/1/41	200	184
Verizon Communications Inc.	4.125%	8/15/46	250	206
Verizon Communications Inc.	4.862%	8/21/46	639	586
Verizon Communications Inc.	4.522%	9/15/48	176	155
Verizon Communications Inc.	4.000%	3/22/50	250	203
Verizon Communications Inc.	2.875%	11/20/50	500	326
Verizon Communications Inc.	3.550%	3/22/51	900	672
Verizon Communications Inc.	2.987%	10/30/56	900	572
Verizon Communications Inc.	3.000%	11/20/60	500	313
Verizon Communications Inc.	3.700%	3/22/61	500	364
Vodafone Group plc	4.375%	5/30/28	103	101
Vodafone Group plc	7.875%	2/15/30	150	172
Vodafone Group plc	6.250%	11/30/32	100	106
Vodafone Group plc	6.150%	2/27/37	200	209
Vodafone Group plc	4.375%	2/19/43	275	231

24

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vodafone Group plc	4.875%	6/19/49	350	310
Vodafone Group plc	4.250%	9/17/50	300	241
Vodafone Group plc	5.625%	2/10/53	110	108
Vodafone Group plc	5.125%	6/19/59	100	89
Walt Disney Co.	3.350%	3/24/25	345	334
Walt Disney Co.	3.700%	10/15/25	125	121
Walt Disney Co.	1.750%	1/13/26	300	278
Walt Disney Co.	2.200%	1/13/28	200	181
Walt Disney Co.	2.000%	9/1/29	400	340
Walt Disney Co.	3.800%	3/22/30	240	227
Walt Disney Co.	2.650%	1/13/31	700	609
Walt Disney Co.	6.200%	12/15/34	400	441
Walt Disney Co.	6.400%	12/15/35	149	168
Walt Disney Co.	6.650%	11/15/37	200	232
Walt Disney Co.	4.625%	3/23/40	75	72
Walt Disney Co.	3.500%	5/13/40	400	330
Walt Disney Co.	5.400%	10/1/43	100	102
Walt Disney Co.	4.750%	9/15/44	175	166
Walt Disney Co.	2.750%	9/1/49	275	186
Walt Disney Co.	4.700%	3/23/50	395	378
Walt Disney Co.	3.600%	1/13/51	400	318
Walt Disney Co.	3.800%	5/13/60	300	241
Warnermedia Holdings Inc.	3.638%	3/15/25	300	289
Warnermedia Holdings Inc.	3.755%	3/15/27	800	746
Warnermedia Holdings Inc.	4.054%	3/15/29	300	274
Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	886
Warnermedia Holdings Inc.	5.050%	3/15/42	900	755
Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,142
Warnermedia Holdings Inc.	5.391%	3/15/62	600	488
Weibo Corp.	3.500%	7/5/24	200	194
Weibo Corp.	3.375%	7/8/30	200	160
WPP Finance 2010	3.750%	9/19/24	200	194
				95,860
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	215
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	387
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	372
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	244
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	258
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	167
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	177
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	129
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	185
Amazon.com Inc.	2.800%	8/22/24	250	243
Amazon.com Inc.	3.800%	12/5/24	120	118
Amazon.com Inc.	3.000%	4/13/25	200	193
Amazon.com Inc.	0.800%	6/3/25	285	263
Amazon.com Inc.	5.200%	12/3/25	225	226
Amazon.com Inc.	1.000%	5/12/26	600	540
Amazon.com Inc.	3.300%	4/13/27	600	572
Amazon.com Inc.	1.200%	6/3/27	285	250
Amazon.com Inc.	3.150%	8/22/27	725	682
Amazon.com Inc.	4.550%	12/1/27	500	497
Amazon.com Inc.	1.650%	5/12/28	500	437
Amazon.com Inc.	3.450%	4/13/29	400	377
Amazon.com Inc.	1.500%	6/3/30	405	333
Amazon.com Inc.	2.100%	5/12/31	500	420
Amazon.com Inc.	3.600%	4/13/32	500	466
Amazon.com Inc.	4.700%	12/1/32	500	504
Amazon.com Inc.	4.800%	12/5/34	225	230
Amazon.com Inc.	3.875%	8/22/37	600	548
Amazon.com Inc.	2.875%	5/12/41	500	386
Amazon.com Inc.	4.050%	8/22/47	600	538
Amazon.com Inc.	2.500%	6/3/50	800	531
Amazon.com Inc.	3.100%	5/12/51	700	522
Amazon.com Inc.	3.950%	4/13/52	400	348
Amazon.com Inc.	2.700%	6/3/60	400	257
Amazon.com Inc.	3.250%	5/12/61	200	145
Amazon.com Inc.	4.100%	4/13/62	400	345
American Honda Finance Corp.	0.550%	7/12/24	500	475
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	2.150%	9/10/24	125	120
	American Honda Finance Corp.	4.600%	4/17/25	200	198
	American Honda Finance Corp.	1.200%	7/8/25	200	184
	American Honda Finance Corp.	2.350%	1/8/27	100	92
	American Honda Finance Corp.	2.000%	3/24/28	100	88
	American Honda Finance Corp.	2.250%	1/12/29	100	87
	American Honda Finance Corp.	4.600%	4/17/30	200	196
	American Honda Finance Corp.	1.800%	1/13/31	300	243
[2]	American University	3.672%	4/1/49	110	88
	Aptiv plc	4.350%	3/15/29	50	48
	Aptiv plc	4.400%	10/1/46	50	39
	Aptiv plc	5.400%	3/15/49	50	44
	Aptiv plc	3.100%	12/1/51	250	157
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	171
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	152
	AutoNation Inc.	3.500%	11/15/24	205	198
	AutoNation Inc.	4.500%	10/1/25	150	144
	AutoNation Inc.	3.800%	11/15/27	75	69
	AutoNation Inc.	3.850%	3/1/32	250	212
	AutoZone Inc.	3.250%	4/15/25	132	126
	AutoZone Inc.	3.750%	6/1/27	100	95
	AutoZone Inc.	3.750%	4/18/29	100	92
	AutoZone Inc.	4.000%	4/15/30	250	232
	AutoZone Inc.	1.650%	1/15/31	200	156
	AutoZone Inc.	4.750%	8/1/32	200	193
	Best Buy Co. Inc.	4.450%	10/1/28	200	194
	BorgWarner Inc.	3.375%	3/15/25	75	72
	BorgWarner Inc.	2.650%	7/1/27	200	182
	BorgWarner Inc.	4.375%	3/15/45	100	80
	Brunswick Corp.	0.850%	8/18/24	200	189
	California Endowment	2.498%	4/1/51	50	32
	California Institute of Technology	4.321%	8/1/45	70	64
	California Institute of Technology	4.700%	11/1/11	50	44
	California Institute of Technology	3.650%	9/1/19	100	68
	Claremont Mckenna College	3.775%	1/1/22	150	104
	Darden Restaurants Inc.	3.850%	5/1/27	200	191
	Darden Restaurants Inc.	4.550%	2/15/48	50	42
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	164
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	69
	DR Horton Inc.	2.500%	10/15/24	100	96
[2]	Duke University	2.682%	10/1/44	100	74
[2]	Duke University	2.757%	10/1/50	50	35
[2]	Duke University	2.832%	10/1/55	125	87
	eBay Inc.	3.450%	8/1/24	125	122
	eBay Inc.	1.900%	3/11/25	180	169
	eBay Inc.	1.400%	5/10/26	200	181
	eBay Inc.	3.600%	6/5/27	300	284
	eBay Inc.	2.700%	3/11/30	200	172
	eBay Inc.	2.600%	5/10/31	200	167
	eBay Inc.	4.000%	7/15/42	200	159
	eBay Inc.	3.650%	5/10/51	200	147
	Emory University	2.143%	9/1/30	150	126
	Emory University	2.969%	9/1/50	50	36
	Ford Foundation	2.415%	6/1/50	60	40
	Ford Foundation	2.815%	6/1/70	150	94
	Fortune Brands Innovations Inc.	4.000%	6/15/25	233	225
	Fortune Brands Innovations Inc.	3.250%	9/15/29	50	44
	General Motors Co.	6.125%	10/1/25	600	604
	General Motors Co.	6.800%	10/1/27	100	104
	General Motors Co.	5.600%	10/15/32	200	194
	General Motors Co.	5.000%	4/1/35	165	150
	General Motors Co.	6.600%	4/1/36	250	257
	General Motors Co.	5.150%	4/1/38	225	201
	General Motors Co.	6.250%	10/2/43	210	206
	General Motors Co.	5.200%	4/1/45	230	196
	General Motors Co.	5.400%	4/1/48	200	173
	General Motors Co.	5.950%	4/1/49	175	163
	General Motors Financial Co. Inc.	1.200%	10/15/24	200	188
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	193
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	910
	General Motors Financial Co. Inc.	3.800%	4/7/25	250	241

25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	317
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	141
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	148
	General Motors Financial Co. Inc.	5.400%	4/6/26	200	198
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	177
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	312
	General Motors Financial Co. Inc.	5.000%	4/9/27	250	243
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	443
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	172
	General Motors Financial Co. Inc.	2.400%	10/15/28	200	170
	General Motors Financial Co. Inc.	4.300%	4/6/29	500	459
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	606
	General Motors Financial Co. Inc.	2.350%	1/8/31	300	235
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	159
	General Motors Financial Co. Inc.	6.400%	1/9/33	100	102
	George Washington University	4.126%	9/15/48	150	129
	Georgetown University	4.315%	4/1/49	68	60
	Georgetown University	2.943%	4/1/50	100	68
	Georgetown University	5.215%	10/1/18	59	54
	Harley-Davidson Inc.	3.500%	7/28/25	100	96
	Harley-Davidson Inc.	4.625%	7/28/45	125	95
	Hasbro Inc.	3.900%	11/19/29	350	317
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	44
	Home Depot Inc.	2.700%	4/15/25	200	192
	Home Depot Inc.	2.500%	4/15/27	395	367
	Home Depot Inc.	2.800%	9/14/27	200	186
	Home Depot Inc.	2.950%	6/15/29	600	546
	Home Depot Inc.	2.700%	4/15/30	445	395
	Home Depot Inc.	1.375%	3/15/31	500	395
	Home Depot Inc.	1.875%	9/15/31	200	163
	Home Depot Inc.	3.250%	4/15/32	200	180
	Home Depot Inc.	4.500%	9/15/32	200	198
	Home Depot Inc.	5.875%	12/16/36	825	899
	Home Depot Inc.	3.300%	4/15/40	295	240
	Home Depot Inc.	5.950%	4/1/41	175	193
	Home Depot Inc.	4.200%	4/1/43	200	179
	Home Depot Inc.	4.875%	2/15/44	300	292
	Home Depot Inc.	4.400%	3/15/45	100	91
	Home Depot Inc.	4.250%	4/1/46	330	293
	Home Depot Inc.	3.900%	6/15/47	250	212
	Home Depot Inc.	4.500%	12/6/48	225	209
	Home Depot Inc.	3.350%	4/15/50	375	286
	Home Depot Inc.	2.375%	3/15/51	200	124
	Home Depot Inc.	2.750%	9/15/51	300	202
	Home Depot Inc.	3.625%	4/15/52	500	398
	Home Depot Inc.	4.950%	9/15/52	250	248
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	184
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	177
	Howard University	5.209%	10/1/52	50	41
	Hyatt Hotels Corp.	1.800%	10/1/24	200	191
	Hyatt Hotels Corp.	4.850%	3/15/26	200	196
	Hyatt Hotels Corp.	4.375%	9/15/28	75	71
	Hyatt Hotels Corp.	5.750%	4/23/30	200	201
	JD.com Inc.	3.875%	4/29/26	200	191
	JD.com Inc.	3.375%	1/14/30	200	179
[2]	Johns Hopkins University	4.083%	7/1/53	75	66
	Johns Hopkins University	4.705%	7/1/32	75	75
	Lear Corp.	3.800%	9/15/27	41	38
	Lear Corp.	4.250%	5/15/29	150	141
	Lear Corp.	3.500%	5/30/30	100	88
	Lear Corp.	5.250%	5/15/49	125	109
	Leggett & Platt Inc.	3.800%	11/15/24	100	97
	Leggett & Platt Inc.	3.500%	11/15/27	125	115
	Leggett & Platt Inc.	4.400%	3/15/29	75	71
	Leggett & Platt Inc.	3.500%	11/15/51	200	145
	Leland Stanford Junior University	3.647%	5/1/48	200	171
	Lennar Corp.	5.250%	6/1/26	200	198
	Lowe's Cos. Inc.	3.125%	9/15/24	100	97
	Lowe's Cos. Inc.	4.400%	9/8/25	150	147
	Lowe's Cos. Inc.	3.375%	9/15/25	200	192
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.800%	4/1/26	200	198
	Lowe's Cos. Inc.	2.500%	4/15/26	250	234
	Lowe's Cos. Inc.	3.100%	5/3/27	350	327
	Lowe's Cos. Inc.	1.300%	4/15/28	260	220
	Lowe's Cos. Inc.	1.700%	9/15/28	200	170
	Lowe's Cos. Inc.	6.500%	3/15/29	67	72
	Lowe's Cos. Inc.	3.650%	4/5/29	300	278
	Lowe's Cos. Inc.	4.500%	4/15/30	250	243
	Lowe's Cos. Inc.	1.700%	10/15/30	300	240
	Lowe's Cos. Inc.	2.625%	4/1/31	500	422
	Lowe's Cos. Inc.	3.750%	4/1/32	500	452
	Lowe's Cos. Inc.	5.000%	4/15/33	250	247
	Lowe's Cos. Inc.	5.150%	7/1/33	200	200
	Lowe's Cos. Inc.	2.800%	9/15/41	200	141
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	191
	Lowe's Cos. Inc.	4.050%	5/3/47	300	241
	Lowe's Cos. Inc.	3.000%	10/15/50	500	328
	Lowe's Cos. Inc.	4.250%	4/1/52	300	245
	Lowe's Cos. Inc.	5.625%	4/15/53	200	200
	Lowe's Cos. Inc.	5.750%	7/1/53	200	203
	Lowe's Cos. Inc.	4.450%	4/1/62	250	201
	Lowe's Cos. Inc.	5.800%	9/15/62	200	198
	Lowe's Cos. Inc.	5.850%	4/1/63	200	199
	Magna International Inc.	4.150%	10/1/25	100	97
	Magna International Inc.	2.450%	6/15/30	100	85
	Marriott International Inc.	3.750%	3/15/25	175	169
	Marriott International Inc.	3.750%	10/1/25	65	62
	Marriott International Inc.	3.125%	6/15/26	1,083	1,017
	Marriott International Inc.	4.000%	4/15/28	50	47
	Marriott International Inc.	4.625%	6/15/30	200	191
	Marriott International Inc.	2.850%	4/15/31	300	252
	Masco Corp.	3.500%	11/15/27	100	94
	Masco Corp.	1.500%	2/15/28	200	170
	Masco Corp.	7.750%	8/1/29	24	26
	Masco Corp.	2.000%	2/15/31	100	79
	Masco Corp.	4.500%	5/15/47	100	81
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	115
	Massachusetts Institute of Technology	2.989%	7/1/50	85	63
	Massachusetts Institute of Technology	3.067%	4/1/52	100	75
	Massachusetts Institute of Technology	5.600%	7/1/11	130	147
	Massachusetts Institute of Technology	4.678%	7/1/14	125	117
	Massachusetts Institute of Technology	3.885%	7/1/16	100	77
	McDonald's Corp.	3.300%	7/1/25	497	479
	McDonald's Corp.	3.700%	1/30/26	300	290
	McDonald's Corp.	3.500%	3/1/27	200	191
	McDonald's Corp.	3.500%	7/1/27	315	300
	McDonald's Corp.	3.800%	4/1/28	350	335
	McDonald's Corp.	2.625%	9/1/29	200	177
	McDonald's Corp.	2.125%	3/1/30	200	170
	McDonald's Corp.	3.600%	7/1/30	200	186
	McDonald's Corp.	4.700%	12/9/35	200	194
	McDonald's Corp.	6.300%	10/15/37	150	165
	McDonald's Corp.	6.300%	3/1/38	100	110
	McDonald's Corp.	5.700%	2/1/39	100	103
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	80
	McDonald's Corp.	4.600%	5/26/45	210	191
	McDonald's Corp.	4.875%	12/9/45	300	287
	McDonald's Corp.	4.450%	3/1/47	250	225
	McDonald's Corp.	4.450%	9/1/48	150	135
	McDonald's Corp.	3.625%	9/1/49	200	158
	McDonald's Corp.	4.200%	4/1/50	200	173
	MDC Holdings Inc.	2.500%	1/15/31	100	79
	MDC Holdings Inc.	6.000%	1/15/43	100	90

26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	311
	Mohawk Industries Inc.	3.625%	5/15/30	125	113
	NIKE Inc.	2.400%	3/27/25	225	215
	NIKE Inc.	2.375%	11/1/26	200	186
	NIKE Inc.	2.750%	3/27/27	200	188
	NIKE Inc.	2.850%	3/27/30	200	181
	NIKE Inc.	3.625%	5/1/43	125	105
	NIKE Inc.	3.875%	11/1/45	225	197
	NIKE Inc.	3.375%	3/27/50	300	243
[2]	Northwestern University	4.643%	12/1/44	75	73
[2]	Northwestern University	2.640%	12/1/50	50	35
[2]	Northwestern University	3.662%	12/1/57	75	62
	NVR Inc.	3.000%	5/15/30	200	173
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	308
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	394
	President and Fellows of Harvard College	4.875%	10/15/40	225	227
	President and Fellows of Harvard College	3.150%	7/15/46	100	77
	President and Fellows of Harvard College	3.745%	11/15/52	100	86
	PulteGroup Inc.	5.500%	3/1/26	200	199
	PulteGroup Inc.	6.375%	5/15/33	300	312
	Ralph Lauren Corp.	3.750%	9/15/25	50	48
	Ralph Lauren Corp.	2.950%	6/15/30	200	176
	Rockefeller Foundation	2.492%	10/1/50	250	163
	Ross Stores Inc.	4.600%	4/15/25	200	196
	Ross Stores Inc.	1.875%	4/15/31	200	157
	Starbucks Corp.	2.450%	6/15/26	200	186
	Starbucks Corp.	3.500%	3/1/28	100	94
	Starbucks Corp.	4.000%	11/15/28	200	192
	Starbucks Corp.	3.550%	8/15/29	200	187
	Starbucks Corp.	2.250%	3/12/30	450	381
	Starbucks Corp.	2.550%	11/15/30	550	469
	Starbucks Corp.	4.300%	6/15/45	50	44
	Starbucks Corp.	3.750%	12/1/47	125	99
	Starbucks Corp.	4.500%	11/15/48	200	179
	Starbucks Corp.	3.350%	3/12/50	100	73
	Starbucks Corp.	3.500%	11/15/50	300	228
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	3.050%	3/15/32	200	160
	TJX Cos. Inc.	2.250%	9/15/26	350	323
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	235
	Toyota Motor Corp.	2.358%	7/2/24	100	97
	Toyota Motor Corp.	1.339%	3/25/26	500	454
	Toyota Motor Corp.	2.760%	7/2/29	100	90
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	189
	Toyota Motor Credit Corp.	4.400%	9/20/24	200	198
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	189
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	237
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	121
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	142
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	179
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	189
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	72
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	432
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	247
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	93
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	176
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	499
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	129
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	368
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	98
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	161
	Tractor Supply Co.	1.750%	11/1/30	200	159
	Trustees of Boston College	3.129%	7/1/52	100	74
[2]	Trustees of Boston University	4.061%	10/1/48	50	44
	Trustees of Princeton University	5.700%	3/1/39	150	166
	Trustees of Princeton University	2.516%	7/1/50	150	103
	Trustees of Princeton University	4.201%	3/1/52	100	93
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	130
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	45
[2]	University of Chicago	2.547%	4/1/50	100	68
	University of Chicago	3.000%	10/1/52	50	36
[2]	University of Chicago	4.003%	10/1/53	100	88
	University of Miami	4.063%	4/1/52	100	85
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	81
	University of Notre Dame du Lac	3.394%	2/15/48	125	102
[2]	University of Southern California	3.028%	10/1/39	100	80
[2]	University of Southern California	3.841%	10/1/47	100	86
	University of Southern California	2.945%	10/1/51	200	142
	University of Southern California	5.250%	10/1/11	100	100
	VF Corp.	2.400%	4/23/25	200	188
	VF Corp.	2.950%	4/23/30	200	165
	Washington University	3.524%	4/15/54	100	80
	Washington University	4.349%	4/15/22	50	41
	Whirlpool Corp.	3.700%	5/1/25	75	73
	Whirlpool Corp.	4.750%	2/26/29	150	146
	Whirlpool Corp.	5.500%	3/1/33	100	100
	Whirlpool Corp.	4.500%	6/1/46	100	81
	Whirlpool Corp.	4.600%	5/15/50	75	62
[2]	William Marsh Rice University	3.574%	5/15/45	150	126
	Yale University	0.873%	4/15/25	100	93
	Yale University	1.482%	4/15/30	100	83
	Yale University	2.402%	4/15/50	100	66
					65,375
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	107
	Altria Group Inc.	2.350%	5/6/25	150	141
	Altria Group Inc.	5.800%	2/14/39	120	117
	Altria Group Inc.	3.400%	2/4/41	500	350
	Altria Group Inc.	4.250%	8/9/42	275	215
	Altria Group Inc.	4.500%	5/2/43	125	100
	Altria Group Inc.	5.375%	1/31/44	350	329
	Altria Group Inc.	3.875%	9/16/46	425	298
	Altria Group Inc.	5.950%	2/14/49	155	147
	Altria Group Inc.	3.700%	2/4/51	750	503
	Altria Group Inc.	6.200%	2/14/59	70	68
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,012
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,164
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,557
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	97
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	413
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	452
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	484
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	463
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	931
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	255
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	196
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	129
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	317
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	605	562
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	542
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	632
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	150	139

27

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	162
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	169
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	187	170
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	188
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	86
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	99
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	41
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	116
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	134
BAT Capital Corp.	3.222%	8/15/24	650	631
BAT Capital Corp.	4.700%	4/2/27	330	320
BAT Capital Corp.	3.557%	8/15/27	875	806
BAT Capital Corp.	2.259%	3/25/28	500	429
BAT Capital Corp.	2.726%	3/25/31	500	398
BAT Capital Corp.	7.750%	10/19/32	100	110
BAT Capital Corp.	4.390%	8/15/37	525	420
BAT Capital Corp.	4.540%	8/15/47	575	424
BAT Capital Corp.	4.758%	9/6/49	250	189
BAT Capital Corp.	3.984%	9/25/50	300	202
Brown-Forman Corp.	3.500%	4/15/25	81	78
Brown-Forman Corp.	4.750%	4/15/33	200	201
Brown-Forman Corp.	4.500%	7/15/45	100	93
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	189
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	294
Campbell Soup Co.	3.950%	3/15/25	200	195
Campbell Soup Co.	3.300%	3/19/25	125	120
Campbell Soup Co.	4.150%	3/15/28	175	168
Campbell Soup Co.	4.800%	3/15/48	135	122
Campbell Soup Co.	3.125%	4/24/50	100	69
Church & Dwight Co. Inc.	3.150%	8/1/27	100	94
Church & Dwight Co. Inc.	3.950%	8/1/47	75	62
Clorox Co.	3.100%	10/1/27	50	46
Clorox Co.	3.900%	5/15/28	50	48
Clorox Co.	1.800%	5/15/30	50	41
Coca-Cola Co.	1.750%	9/6/24	100	97
Coca-Cola Co.	3.375%	3/25/27	200	193
Coca-Cola Co.	2.900%	5/25/27	559	529
Coca-Cola Co.	1.000%	3/15/28	500	430
Coca-Cola Co.	2.125%	9/6/29	125	110
Coca-Cola Co.	3.450%	3/25/30	250	236
Coca-Cola Co.	1.375%	3/15/31	500	401
Coca-Cola Co.	4.125%	3/25/40	100	93
Coca-Cola Co.	2.500%	6/1/40	200	151
Coca-Cola Co.	2.875%	5/5/41	500	396
Coca-Cola Co.	4.200%	3/25/50	175	166
Coca-Cola Co.	2.600%	6/1/50	300	210
Coca-Cola Co.	2.750%	6/1/60	325	224
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	121
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	177
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	150
Colgate-Palmolive Co.	3.100%	8/15/27	250	238
Colgate-Palmolive Co.	4.000%	8/15/45	150	136
Conagra Brands Inc.	4.600%	11/1/25	150	147
Conagra Brands Inc.	7.000%	10/1/28	75	80
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	100	96
Constellation Brands Inc.	4.750%	11/15/24	175	173
Constellation Brands Inc.	4.400%	11/15/25	100	98
Constellation Brands Inc.	3.700%	12/6/26	425	405
Constellation Brands Inc.	3.500%	5/9/27	150	142
Constellation Brands Inc.	3.600%	2/15/28	175	164
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	203
Constellation Brands Inc.	2.875%	5/1/30	356	309
Constellation Brands Inc.	2.250%	8/1/31	200	164
Constellation Brands Inc.	5.250%	11/15/48	225	216
Constellation Brands Inc.	3.750%	5/1/50	125	98
Costco Wholesale Corp.	3.000%	5/18/27	100	95
Costco Wholesale Corp.	1.375%	6/20/27	250	221
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,582
	Costco Wholesale Corp.	1.750%	4/20/32	200	162
	Delhaize America LLC	9.000%	4/15/31	100	120
	Diageo Capital plc	2.125%	10/24/24	200	191
	Diageo Capital plc	1.375%	9/29/25	200	184
	Diageo Capital plc	5.300%	10/24/27	250	254
	Diageo Capital plc	2.000%	4/29/30	200	169
	Diageo Capital plc	2.125%	4/29/32	200	163
	Diageo Capital plc	5.875%	9/30/36	50	54
	Diageo Capital plc	3.875%	4/29/43	250	212
	Dollar General Corp.	4.150%	11/1/25	105	102
	Dollar General Corp.	3.875%	4/15/27	150	143
	Dollar General Corp.	4.125%	5/1/28	150	143
	Dollar General Corp.	5.200%	7/5/28	200	198
	Dollar General Corp.	3.500%	4/3/30	100	90
	Dollar General Corp.	5.450%	7/5/33	200	198
	Dollar General Corp.	4.125%	4/3/50	350	274
	Dollar Tree Inc.	4.000%	5/15/25	200	194
	Dollar Tree Inc.	4.200%	5/15/28	300	284
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	349
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	108
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	197
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	82
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	89
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	88
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	91
	Flowers Foods Inc.	3.500%	10/1/26	75	70
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	87
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	200	153
	General Mills Inc.	4.200%	4/17/28	225	219
	General Mills Inc.	2.875%	4/15/30	150	133
	General Mills Inc.	2.250%	10/14/31	250	205
	General Mills Inc.	4.950%	3/29/33	200	198
	Haleon US Capital LLC	3.375%	3/24/27	250	234
	Haleon US Capital LLC	3.375%	3/24/29	250	227
	Haleon US Capital LLC	3.625%	3/24/32	1,000	897
	Hershey Co.	2.050%	11/15/24	55	53
	Hershey Co.	3.200%	8/21/25	65	63
	Hershey Co.	2.300%	8/15/26	100	93
	Hershey Co.	2.450%	11/15/29	130	114
	Hershey Co.	3.125%	11/15/49	150	111
	Hormel Foods Corp.	1.800%	6/11/30	200	167
	Hormel Foods Corp.	3.050%	6/3/51	200	142
	Ingredion Inc.	3.200%	10/1/26	100	93
	Ingredion Inc.	2.900%	6/1/30	175	151
	J M Smucker Co.	3.500%	3/15/25	175	169
	J M Smucker Co.	3.375%	12/15/27	150	140
	J M Smucker Co.	2.375%	3/15/30	100	85
	J M Smucker Co.	2.125%	3/15/32	100	80
	J M Smucker Co.	4.250%	3/15/35	100	91
	J M Smucker Co.	4.375%	3/15/45	125	108
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.500%	1/15/30	500	479
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.750%	4/1/33	500	471
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	4.375%	2/2/52	400	282
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	6.500%	12/1/52	200	189
	Kellogg Co.	3.250%	4/1/26	125	119
	Kellogg Co.	3.400%	11/15/27	125	117
	Kellogg Co.	4.300%	5/15/28	100	97
	Kellogg Co.	7.450%	4/1/31	125	142
[5]	Kenvue Inc.	5.050%	3/22/28	200	202
[5]	Kenvue Inc.	4.900%	3/22/33	200	202
[5]	Kenvue Inc.	5.100%	3/22/43	200	203
[5]	Kenvue Inc.	5.050%	3/22/53	200	204
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	65
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	96
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	69

28

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	94
Keurig Dr Pepper Inc.	3.950%	4/15/29	250	236
Keurig Dr Pepper Inc.	3.200%	5/1/30	150	135
Keurig Dr Pepper Inc.	2.250%	3/15/31	250	206
Keurig Dr Pepper Inc.	4.050%	4/15/32	250	232
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	175
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	107
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	118
Keurig Dr Pepper Inc.	4.500%	4/15/52	250	220
Kimberly-Clark Corp.	3.050%	8/15/25	50	48
Kimberly-Clark Corp.	2.750%	2/15/26	100	95
Kimberly-Clark Corp.	1.050%	9/15/27	500	432
Kimberly-Clark Corp.	3.950%	11/1/28	50	49
Kimberly-Clark Corp.	3.200%	4/25/29	150	139
Kimberly-Clark Corp.	3.100%	3/26/30	155	141
Kimberly-Clark Corp.	2.000%	11/2/31	250	206
Kimberly-Clark Corp.	6.625%	8/1/37	250	294
Kimberly-Clark Corp.	5.300%	3/1/41	25	26
Kimberly-Clark Corp.	3.200%	7/30/46	175	131
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	37
Kraft Heinz Foods Co.	3.000%	6/1/26	350	330
Kraft Heinz Foods Co.	3.750%	4/1/30	200	186
Kraft Heinz Foods Co.	4.250%	3/1/31	200	190
Kraft Heinz Foods Co.	6.875%	1/26/39	100	112
Kraft Heinz Foods Co.	6.500%	2/9/40	250	270
Kraft Heinz Foods Co.	5.200%	7/15/45	800	759
Kraft Heinz Foods Co.	4.375%	6/1/46	450	383
Kraft Heinz Foods Co.	4.875%	10/1/49	350	319
Kraft Heinz Foods Co.	5.500%	6/1/50	250	248
Kroger Co.	3.500%	2/1/26	160	153
Kroger Co.	2.650%	10/15/26	140	130
Kroger Co.	3.700%	8/1/27	100	95
Kroger Co.	7.700%	6/1/29	50	56
Kroger Co.	8.000%	9/15/29	125	142
Kroger Co.	2.200%	5/1/30	100	83
Kroger Co.	7.500%	4/1/31	100	114
Kroger Co.	5.400%	7/15/40	50	48
Kroger Co.	5.000%	4/15/42	125	114
Kroger Co.	5.150%	8/1/43	100	92
Kroger Co.	4.450%	2/1/47	150	131
Kroger Co.	4.650%	1/15/48	225	198
Kroger Co.	3.950%	1/15/50	175	140
McCormick & Co. Inc.	3.150%	8/15/24	150	146
McCormick & Co. Inc.	3.400%	8/15/27	150	140
McCormick & Co. Inc.	2.500%	4/15/30	250	212
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	346
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	105
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	135
Molson Coors Beverage Co.	3.000%	7/15/26	375	350
Molson Coors Beverage Co.	5.000%	5/1/42	200	186
Molson Coors Beverage Co.	4.200%	7/15/46	375	309
Mondelez International Inc.	1.500%	5/4/25	100	93
Mondelez International Inc.	2.625%	3/17/27	200	185
Mondelez International Inc.	2.750%	4/13/30	115	101
Mondelez International Inc.	1.875%	10/15/32	500	389
Mondelez International Inc.	2.625%	9/4/50	250	162
PepsiCo Inc.	2.250%	3/19/25	265	253
PepsiCo Inc.	2.750%	4/30/25	200	191
PepsiCo Inc.	3.500%	7/17/25	452	440
PepsiCo Inc.	2.375%	10/6/26	225	211
PepsiCo Inc.	2.625%	3/19/27	100	93
PepsiCo Inc.	3.000%	10/15/27	325	306
PepsiCo Inc.	4.450%	5/15/28	200	200
PepsiCo Inc.	2.625%	7/29/29	200	180
PepsiCo Inc.	2.750%	3/19/30	345	311
PepsiCo Inc.	1.625%	5/1/30	200	166
PepsiCo Inc.	1.400%	2/25/31	200	161
PepsiCo Inc.	3.500%	3/19/40	175	148
PepsiCo Inc.	2.625%	10/21/41	200	151
PepsiCo Inc.	3.600%	8/13/42	100	85
PepsiCo Inc.	4.450%	4/14/46	300	289
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	3.450%	10/6/46	300	248
PepsiCo Inc.	4.000%	5/2/47	100	92
PepsiCo Inc.	3.375%	7/29/49	240	195
PepsiCo Inc.	2.875%	10/15/49	325	245
PepsiCo Inc.	3.875%	3/19/60	150	130
Philip Morris International Inc.	3.250%	11/10/24	250	243
Philip Morris International Inc.	5.125%	11/15/24	200	199
Philip Morris International Inc.	3.375%	8/11/25	150	144
Philip Morris International Inc.	5.000%	11/17/25	200	199
Philip Morris International Inc.	2.750%	2/25/26	305	287
Philip Morris International Inc.	5.125%	11/17/27	200	201
Philip Morris International Inc.	3.125%	3/2/28	100	92
Philip Morris International Inc.	3.375%	8/15/29	250	226
Philip Morris International Inc.	5.625%	11/17/29	200	204
Philip Morris International Inc.	2.100%	5/1/30	150	124
Philip Morris International Inc.	1.750%	11/1/30	500	396
Philip Morris International Inc.	5.750%	11/17/32	700	717
Philip Morris International Inc.	5.375%	2/15/33	200	200
Philip Morris International Inc.	6.375%	5/16/38	200	219
Philip Morris International Inc.	4.375%	11/15/41	500	427
Philip Morris International Inc.	4.500%	3/20/42	125	108
Philip Morris International Inc.	3.875%	8/21/42	25	20
Pilgrim's Pride Corp.	3.500%	3/1/32	500	398
Procter & Gamble Co.	0.550%	10/29/25	300	272
Procter & Gamble Co.	2.800%	3/25/27	500	471
Procter & Gamble Co.	3.000%	3/25/30	500	463
Procter & Gamble Co.	1.200%	10/29/30	300	243
Procter & Gamble Co.	5.550%	3/5/37	150	167
Procter & Gamble Co.	3.550%	3/25/40	188	166
Procter & Gamble Co.	3.500%	10/25/47	169	143
Reynolds American Inc.	4.450%	6/12/25	525	510
Reynolds American Inc.	5.700%	8/15/35	175	165
Reynolds American Inc.	7.250%	6/15/37	100	105
Reynolds American Inc.	6.150%	9/15/43	75	72
Reynolds American Inc.	5.850%	8/15/45	450	401
Sysco Corp.	3.750%	10/1/25	75	73
Sysco Corp.	3.300%	7/15/26	250	236
Sysco Corp.	3.250%	7/15/27	175	164
Sysco Corp.	2.400%	2/15/30	100	85
Sysco Corp.	5.950%	4/1/30	166	174
Sysco Corp.	6.600%	4/1/40	175	189
Sysco Corp.	4.500%	4/1/46	200	170
Sysco Corp.	4.450%	3/15/48	100	85
Sysco Corp.	6.600%	4/1/50	250	285
Sysco Corp.	3.150%	12/14/51	250	173
Target Corp.	3.500%	7/1/24	325	319
Target Corp.	2.250%	4/15/25	200	191
Target Corp.	2.500%	4/15/26	175	166
Target Corp.	1.950%	1/15/27	100	92
Target Corp.	3.375%	4/15/29	200	187
Target Corp.	2.650%	9/15/30	250	218
Target Corp.	4.500%	9/15/32	200	195
Target Corp.	6.500%	10/15/37	103	117
Target Corp.	7.000%	1/15/38	125	151
Target Corp.	3.900%	11/15/47	300	253
Target Corp.	4.800%	1/15/53	250	239
Tyson Foods Inc.	3.950%	8/15/24	600	589
Tyson Foods Inc.	4.000%	3/1/26	100	97
Tyson Foods Inc.	3.550%	6/2/27	275	259
Tyson Foods Inc.	4.350%	3/1/29	280	267
Tyson Foods Inc.	5.150%	8/15/44	200	182
Tyson Foods Inc.	5.100%	9/28/48	275	250
Unilever Capital Corp.	3.375%	3/22/25	100	97
Unilever Capital Corp.	3.100%	7/30/25	225	216
Unilever Capital Corp.	2.000%	7/28/26	125	115
Unilever Capital Corp.	1.375%	9/14/30	300	241
Unilever Capital Corp.	1.750%	8/12/31	500	404
Unilever Capital Corp.	5.900%	11/15/32	200	219
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	365
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	305
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	228

29

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Walmart Inc.	2.850%	7/8/24	275	268
Walmart Inc.	2.650%	12/15/24	200	193
Walmart Inc.	3.550%	6/26/25	309	301
Walmart Inc.	3.900%	9/9/25	225	220
Walmart Inc.	4.000%	4/15/26	100	98
Walmart Inc.	3.050%	7/8/26	250	239
Walmart Inc.	1.050%	9/17/26	100	89
Walmart Inc.	3.900%	4/15/28	200	195
Walmart Inc.	3.700%	6/26/28	450	435
Walmart Inc.	3.250%	7/8/29	300	281
Walmart Inc.	2.375%	9/24/29	175	155
Walmart Inc.	1.800%	9/22/31	100	83
Walmart Inc.	4.150%	9/9/32	250	246
Walmart Inc.	4.100%	4/15/33	250	243
Walmart Inc.	5.250%	9/1/35	192	205
Walmart Inc.	6.200%	4/15/38	315	363
Walmart Inc.	3.950%	6/28/38	275	254
Walmart Inc.	5.000%	10/25/40	100	102
Walmart Inc.	4.000%	4/11/43	274	245
Walmart Inc.	3.625%	12/15/47	265	224
Walmart Inc.	4.050%	6/29/48	375	347
Walmart Inc.	2.650%	9/22/51	200	142
Walmart Inc.	4.500%	9/9/52	200	195
Walmart Inc.	4.500%	4/15/53	250	244
				73,089
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	16	15
Apache Corp.	4.250%	1/15/30	45	40
Apache Corp.	6.000%	1/15/37	77	69
Apache Corp.	5.100%	9/1/40	197	161
Apache Corp.	5.250%	2/1/42	42	33
Apache Corp.	4.750%	4/15/43	75	55
Apache Corp.	5.350%	7/1/49	68	53
Baker Hughes Holdings LLC	5.125%	9/15/40	175	170
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	180
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	185
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	223
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	223
Boardwalk Pipelines LP	4.950%	12/15/24	150	147
Boardwalk Pipelines LP	5.950%	6/1/26	200	202
Boardwalk Pipelines LP	4.450%	7/15/27	100	95
BP Capital Markets America Inc.	3.410%	2/11/26	100	96
BP Capital Markets America Inc.	3.119%	5/4/26	550	524
BP Capital Markets America Inc.	3.017%	1/16/27	400	377
BP Capital Markets America Inc.	4.234%	11/6/28	225	219
BP Capital Markets America Inc.	3.633%	4/6/30	350	326
BP Capital Markets America Inc.	2.721%	1/12/32	200	170
BP Capital Markets America Inc.	4.812%	2/13/33	400	395
BP Capital Markets America Inc.	4.893%	9/11/33	250	248
BP Capital Markets America Inc.	3.060%	6/17/41	300	228
BP Capital Markets America Inc.	3.000%	2/24/50	450	314
BP Capital Markets America Inc.	2.772%	11/10/50	300	199
BP Capital Markets America Inc.	2.939%	6/4/51	500	342
BP Capital Markets America Inc.	3.001%	3/17/52	300	207
BP Capital Markets America Inc.	3.379%	2/8/61	400	285
BP Capital Markets plc	3.279%	9/19/27	200	189
Burlington Resources LLC	7.400%	12/1/31	175	202
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	472
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	86
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	129
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	97
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	306
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	125
Cenovus Energy Inc.	4.250%	4/15/27	100	96
Cenovus Energy Inc.	2.650%	1/15/32	100	81
Cenovus Energy Inc.	5.250%	6/15/37	200	184
Cenovus Energy Inc.	6.800%	9/15/37	50	52
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	6.750%	11/15/39	134	141
	Cenovus Energy Inc.	5.400%	6/15/47	200	181
	Cenovus Energy Inc.	3.750%	2/15/52	150	106
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	224
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	516
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	272
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	79
	Cheniere Energy Inc.	4.625%	10/15/28	252	236
	Cheniere Energy Partners LP	4.500%	10/1/29	275	253
	Cheniere Energy Partners LP	4.000%	3/1/31	346	305
	Cheniere Energy Partners LP	3.250%	1/31/32	350	289
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	95	95
	Chevron Corp.	1.554%	5/11/25	300	281
	Chevron Corp.	2.236%	5/11/30	500	436
	Chevron USA Inc.	1.018%	8/12/27	500	435
	Chevron USA Inc.	3.850%	1/15/28	100	98
	Chevron USA Inc.	3.250%	10/15/29	200	185
	Chevron USA Inc.	5.250%	11/15/43	175	178
	Chevron USA Inc.	2.343%	8/12/50	200	128
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	356
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	146
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	196
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	211
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	250
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	294
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	99
	ConocoPhillips	4.300%	8/15/28	46	45
	ConocoPhillips	2.400%	2/15/31	300	248
	ConocoPhillips	5.900%	5/15/38	450	478
	ConocoPhillips	6.500%	2/1/39	100	115
	ConocoPhillips	4.875%	10/1/47	100	95
	ConocoPhillips Co.	6.950%	4/15/29	262	289
	ConocoPhillips Co.	3.758%	3/15/42	88	74
	ConocoPhillips Co.	4.300%	11/15/44	275	243
	ConocoPhillips Co.	5.300%	5/15/53	178	181
	ConocoPhillips Co.	4.025%	3/15/62	300	245
	Continental Resources Inc.	4.375%	1/15/28	200	188
	Continental Resources Inc.	4.900%	6/1/44	50	39
	Coterra Energy Inc.	3.900%	5/15/27	200	189
	DCP Midstream Operating LP	5.625%	7/15/27	75	75
	DCP Midstream Operating LP	3.250%	2/15/32	181	153
	Devon Energy Corp.	5.250%	9/15/24	200	198
	Devon Energy Corp.	5.850%	12/15/25	100	101
	Devon Energy Corp.	5.250%	10/15/27	100	99
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	122
	Devon Energy Corp.	7.875%	9/30/31	160	181
	Devon Energy Corp.	7.950%	4/15/32	163	187
	Devon Energy Corp.	5.000%	6/15/45	150	130
	Diamondback Energy Inc.	3.250%	12/1/26	100	94
	Diamondback Energy Inc.	3.500%	12/1/29	200	180
	Diamondback Energy Inc.	3.125%	3/24/31	200	171
	Diamondback Energy Inc.	4.400%	3/24/51	200	159
	Diamondback Energy Inc.	4.250%	3/15/52	100	77
	Diamondback Energy Inc.	6.250%	3/15/53	200	203
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	87
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	168
	Enbridge Energy Partners LP	5.875%	10/15/25	150	151
	Enbridge Energy Partners LP	7.500%	4/15/38	150	169
	Enbridge Energy Partners LP	5.500%	9/15/40	125	118
	Enbridge Inc.	2.500%	1/15/25	100	95
	Enbridge Inc.	1.600%	10/4/26	200	178

30

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	3.700%	7/15/27	150	142
	Enbridge Inc.	3.125%	11/15/29	200	177
	Enbridge Inc.	5.700%	3/8/33	350	355
	Enbridge Inc.	2.500%	8/1/33	200	157
	Enbridge Inc.	4.500%	6/10/44	100	83
	Enbridge Inc.	4.000%	11/15/49	100	77
	Enbridge Inc.	3.400%	8/1/51	200	140
	Energy Transfer LP	4.050%	3/15/25	700	681
	Energy Transfer LP	4.750%	1/15/26	500	489
	Energy Transfer LP	4.400%	3/15/27	150	144
	Energy Transfer LP	5.500%	6/1/27	300	299
	Energy Transfer LP	5.550%	2/15/28	200	200
	Energy Transfer LP	4.950%	5/15/28	200	194
	Energy Transfer LP	5.250%	4/15/29	425	415
	Energy Transfer LP	3.750%	5/15/30	250	226
	Energy Transfer LP	5.750%	2/15/33	200	201
	Energy Transfer LP	6.625%	10/15/36	150	154
	Energy Transfer LP	5.800%	6/15/38	150	143
	Energy Transfer LP	6.050%	6/1/41	100	96
	Energy Transfer LP	6.500%	2/1/42	275	278
	Energy Transfer LP	4.950%	1/15/43	175	145
	Energy Transfer LP	5.300%	4/1/44	300	259
	Energy Transfer LP	5.000%	5/15/44	100	84
	Energy Transfer LP	5.350%	5/15/45	100	87
	Energy Transfer LP	6.125%	12/15/45	200	191
	Energy Transfer LP	5.300%	4/15/47	200	174
	Energy Transfer LP	5.400%	10/1/47	275	243
	Energy Transfer LP	6.250%	4/15/49	320	313
	Energy Transfer LP	5.000%	5/15/50	500	422
	Energy Transfer Operating LP	6.000%	6/15/48	300	285
	Enterprise Products Operating LLC	3.750%	2/15/25	150	146
	Enterprise Products Operating LLC	5.050%	1/10/26	200	200
	Enterprise Products Operating LLC	3.700%	2/15/26	150	145
	Enterprise Products Operating LLC	3.950%	2/15/27	100	97
	Enterprise Products Operating LLC	3.125%	7/31/29	200	179
	Enterprise Products Operating LLC	2.800%	1/31/30	300	263
	Enterprise Products Operating LLC	6.875%	3/1/33	175	197
	Enterprise Products Operating LLC	7.550%	4/15/38	150	173
	Enterprise Products Operating LLC	6.125%	10/15/39	300	319
	Enterprise Products Operating LLC	5.950%	2/1/41	175	183
	Enterprise Products Operating LLC	4.450%	2/15/43	300	264
	Enterprise Products Operating LLC	4.850%	3/15/44	520	479
	Enterprise Products Operating LLC	4.900%	5/15/46	425	392
	Enterprise Products Operating LLC	4.250%	2/15/48	300	254
	Enterprise Products Operating LLC	4.200%	1/31/50	350	293
	Enterprise Products Operating LLC	3.200%	2/15/52	300	211
	Enterprise Products Operating LLC	3.300%	2/15/53	200	143
	Enterprise Products Operating LLC	3.950%	1/31/60	200	154
	Enterprise Products Operating LLC	5.250%	8/16/77	100	87
	Enterprise Products Operating LLC	5.375%	2/15/78	200	166
	EOG Resources Inc.	4.150%	1/15/26	150	147
	EOG Resources Inc.	4.375%	4/15/30	200	196
	EOG Resources Inc.	4.950%	4/15/50	200	198
	EQT Corp.	6.125%	2/1/25	56	56
[5]	EQT Corp.	3.125%	5/15/26	150	138
	EQT Corp.	3.900%	10/1/27	200	186
	EQT Corp.	5.700%	4/1/28	200	198
	EQT Corp.	5.000%	1/15/29	200	188
	EQT Corp.	7.000%	2/1/30	200	209
	Equinor ASA	3.250%	11/10/24	150	146
	Equinor ASA	1.750%	1/22/26	479	442
	Equinor ASA	7.250%	9/23/27	250	273
	Equinor ASA	3.625%	9/10/28	175	167
	Equinor ASA	2.375%	5/22/30	400	348
	Equinor ASA	5.100%	8/17/40	125	125
	Equinor ASA	4.250%	11/23/41	175	157
	Equinor ASA	3.950%	5/15/43	125	107
	Equinor ASA	4.800%	11/8/43	175	167
	Equinor ASA	3.250%	11/18/49	225	169
	Equinor ASA	3.700%	4/6/50	405	330
	Exxon Mobil Corp.	2.992%	3/19/25	950	916
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Exxon Mobil Corp.	3.043%	3/1/26	300	287
Exxon Mobil Corp.	2.275%	8/16/26	600	557
Exxon Mobil Corp.	2.440%	8/16/29	250	222
Exxon Mobil Corp.	2.610%	10/15/30	650	571
Exxon Mobil Corp.	2.995%	8/16/39	100	79
Exxon Mobil Corp.	4.227%	3/19/40	400	369
Exxon Mobil Corp.	3.567%	3/6/45	235	191
Exxon Mobil Corp.	4.114%	3/1/46	200	176
Exxon Mobil Corp.	4.327%	3/19/50	825	749
Exxon Mobil Corp.	3.452%	4/15/51	500	390
Halliburton Co.	3.800%	11/15/25	8	8
Halliburton Co.	2.920%	3/1/30	200	176
Halliburton Co.	6.700%	9/15/38	345	378
Halliburton Co.	4.500%	11/15/41	100	85
Halliburton Co.	5.000%	11/15/45	500	453
Helmerich & Payne Inc.	2.900%	9/29/31	100	81
Hess Corp.	3.500%	7/15/24	100	98
Hess Corp.	4.300%	4/1/27	250	240
Hess Corp.	7.125%	3/15/33	100	109
Hess Corp.	5.600%	2/15/41	450	431
HF Sinclair Corp.	5.875%	4/1/26	200	201
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	49
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	257
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	204
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	254
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	46
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	395
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	65
Kinder Morgan Inc.	4.300%	6/1/25	300	293
Kinder Morgan Inc.	1.750%	11/15/26	200	177
Kinder Morgan Inc.	4.300%	3/1/28	200	191
Kinder Morgan Inc.	7.800%	8/1/31	290	327
Kinder Morgan Inc.	7.750%	1/15/32	265	299
Kinder Morgan Inc.	5.200%	6/1/33	350	339
Kinder Morgan Inc.	5.300%	12/1/34	175	169
Kinder Morgan Inc.	5.550%	6/1/45	200	184
Kinder Morgan Inc.	5.050%	2/15/46	350	300
Kinder Morgan Inc.	3.600%	2/15/51	200	138
Magellan Midstream Partners LP	3.250%	6/1/30	200	176
Magellan Midstream Partners LP	5.150%	10/15/43	125	106
Magellan Midstream Partners LP	4.250%	9/15/46	200	148
Magellan Midstream Partners LP	4.200%	10/3/47	150	111
Magellan Midstream Partners LP	4.850%	2/1/49	100	81
Marathon Oil Corp.	4.400%	7/15/27	200	191
Marathon Oil Corp.	6.800%	3/15/32	400	414
Marathon Petroleum Corp.	4.700%	5/1/25	300	294
Marathon Petroleum Corp.	5.125%	12/15/26	200	198
Marathon Petroleum Corp.	6.500%	3/1/41	300	309
Marathon Petroleum Corp.	4.500%	4/1/48	260	206
MPLX LP	4.875%	12/1/24	400	394
MPLX LP	4.875%	6/1/25	283	278
MPLX LP	4.125%	3/1/27	300	287
MPLX LP	4.250%	12/1/27	400	381
MPLX LP	4.000%	3/15/28	400	377
MPLX LP	2.650%	8/15/30	500	419
MPLX LP	4.950%	9/1/32	149	142
MPLX LP	5.000%	3/1/33	200	192
MPLX LP	4.500%	4/15/38	400	345
MPLX LP	5.500%	2/15/49	455	415
MPLX LP	4.950%	3/14/52	200	170
MPLX LP	5.650%	3/1/53	200	187
NOV Inc.	3.600%	12/1/29	200	178
NOV Inc.	3.950%	12/1/42	125	92
Occidental Petroleum Corp.	5.875%	9/1/25	107	107
Occidental Petroleum Corp.	5.500%	12/1/25	80	79
Occidental Petroleum Corp.	5.550%	3/15/26	150	148
Occidental Petroleum Corp.	8.500%	7/15/27	86	93
Occidental Petroleum Corp.	6.375%	9/1/28	97	99
Occidental Petroleum Corp.	8.875%	7/15/30	176	202
Occidental Petroleum Corp.	6.625%	9/1/30	255	265

31

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	6.125%	1/1/31	196	199
	Occidental Petroleum Corp.	7.500%	5/1/31	153	167
	Occidental Petroleum Corp.	7.875%	9/15/31	85	95
	Occidental Petroleum Corp.	6.450%	9/15/36	301	310
	Occidental Petroleum Corp.	7.950%	6/15/39	43	49
	Occidental Petroleum Corp.	6.200%	3/15/40	128	127
	Occidental Petroleum Corp.	6.600%	3/15/46	196	202
	Occidental Petroleum Corp.	4.400%	4/15/46	75	59
	Occidental Petroleum Corp.	4.200%	3/15/48	53	40
	ONEOK Inc.	2.750%	9/1/24	100	97
	ONEOK Inc.	2.200%	9/15/25	425	393
	ONEOK Inc.	4.550%	7/15/28	200	190
	ONEOK Inc.	4.350%	3/15/29	100	93
	ONEOK Inc.	3.400%	9/1/29	245	214
	ONEOK Inc.	3.100%	3/15/30	200	172
	ONEOK Inc.	4.950%	7/13/47	200	165
	ONEOK Inc.	4.450%	9/1/49	150	114
	ONEOK Inc.	4.500%	3/15/50	100	76
	ONEOK Inc.	7.150%	1/15/51	150	157
	ONEOK Partners LP	6.650%	10/1/36	300	308
	ONEOK Partners LP	6.125%	2/1/41	150	145
	Ovintiv Exploration Inc.	5.375%	1/1/26	100	99
	Ovintiv Inc.	5.650%	5/15/28	100	98
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.250%	7/15/33	100	99
	Ovintiv Inc.	6.500%	8/15/34	150	151
	Ovintiv Inc.	6.625%	8/15/37	200	197
	Ovintiv Inc.	6.500%	2/1/38	100	98
	Ovintiv Inc.	7.100%	7/15/53	75	77
[2]	Petroleos Mexicanos	2.378%	4/15/25	10	10
	Phillips 66	3.850%	4/9/25	300	292
	Phillips 66 Co.	2.450%	12/15/24	50	48
	Phillips 66 Co.	3.605%	2/15/25	250	241
	Phillips 66 Co.	4.950%	12/1/27	200	198
	Phillips 66 Co.	3.750%	3/1/28	50	47
	Phillips 66 Co.	3.150%	12/15/29	100	87
	Phillips 66 Co.	2.150%	12/15/30	100	82
	Phillips 66 Co.	4.650%	11/15/34	300	284
	Phillips 66 Co.	4.875%	11/15/44	500	461
	Phillips 66 Co.	4.680%	2/15/45	245	209
	Phillips 66 Co.	3.300%	3/15/52	200	138
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	243
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	164
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	200	194
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	97
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	242
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	178
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	101
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	156
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	40
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	399
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	454
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	246
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	285
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	285
[5]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	151
	Schlumberger Investment SA	4.500%	5/15/28	100	98
	Schlumberger Investment SA	2.650%	6/26/30	300	263
	Schlumberger Investment SA	4.850%	5/15/33	100	99
	Shell International Finance BV	3.250%	5/11/25	200	193
	Shell International Finance BV	2.875%	5/10/26	500	476
	Shell International Finance BV	2.500%	9/12/26	600	559
	Shell International Finance BV	3.875%	11/13/28	100	97
	Shell International Finance BV	2.375%	11/7/29	550	482
	Shell International Finance BV	2.750%	4/6/30	200	179
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	4.125%	5/11/35	300	279
Shell International Finance BV	6.375%	12/15/38	475	532
Shell International Finance BV	5.500%	3/25/40	175	183
Shell International Finance BV	2.875%	11/26/41	200	149
Shell International Finance BV	4.550%	8/12/43	300	278
Shell International Finance BV	4.375%	5/11/45	430	387
Shell International Finance BV	4.000%	5/10/46	700	596
Shell International Finance BV	3.125%	11/7/49	500	364
Shell International Finance BV	3.000%	11/26/51	200	142
Spectra Energy Partners LP	3.500%	3/15/25	138	133
Spectra Energy Partners LP	3.375%	10/15/26	205	193
Spectra Energy Partners LP	4.500%	3/15/45	325	268
Suncor Energy Inc.	5.950%	12/1/34	125	125
Suncor Energy Inc.	6.800%	5/15/38	225	239
Suncor Energy Inc.	6.500%	6/15/38	300	312
Suncor Energy Inc.	4.000%	11/15/47	100	77
Suncor Energy Inc.	3.750%	3/4/51	200	147
Targa Resources Corp.	4.200%	2/1/33	200	177
Targa Resources Corp.	6.125%	3/15/33	100	102
Targa Resources Corp.	4.950%	4/15/52	200	165
Targa Resources Corp.	6.500%	2/15/53	200	205
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	96
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	192
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	185
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	173
TC PipeLines LP	3.900%	5/25/27	50	48
Total Capital International SA	3.386%	6/29/60	200	147
TotalEnergies Capital International SA	2.434%	1/10/25	175	168
TotalEnergies Capital International SA	3.461%	7/12/49	200	156
TotalEnergies Capital International SA	3.127%	5/29/50	100	73
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	188
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	239
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	372
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	162
TransCanada PipeLines Ltd.	4.625%	3/1/34	300	275
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	148
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	299
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	268
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	205
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	269
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	94
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	178
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	85
Valero Energy Corp.	4.350%	6/1/28	137	131
Valero Energy Corp.	7.500%	4/15/32	400	452
Valero Energy Corp.	6.625%	6/15/37	300	322
Valero Energy Corp.	4.900%	3/15/45	150	133
Valero Energy Corp.	3.650%	12/1/51	100	70
Valero Energy Partners LP	4.500%	3/15/28	75	72
Western Midstream Operating LP	3.350%	2/1/25	200	191
Western Midstream Operating LP	4.750%	8/15/28	54	51
Western Midstream Operating LP	4.300%	2/1/30	205	185
Western Midstream Operating LP	6.150%	4/1/33	132	133
Western Midstream Operating LP	5.300%	3/1/48	200	167

32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Western Midstream Operating LP	5.500%	2/1/50	300	249
Williams Cos. Inc.	3.900%	1/15/25	681	662
Williams Cos. Inc.	3.750%	6/15/27	300	283
Williams Cos. Inc.	3.500%	11/15/30	200	179
Williams Cos. Inc.	2.600%	3/15/31	200	166
Williams Cos. Inc.	4.650%	8/15/32	200	189
Williams Cos. Inc.	5.650%	3/15/33	200	203
Williams Cos. Inc.	6.300%	4/15/40	100	105
Williams Cos. Inc.	5.800%	11/15/43	100	97
Williams Cos. Inc.	5.400%	3/4/44	400	369
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	180
Williams Cos. Inc.	4.850%	3/1/48	150	131
Williams Cos. Inc.	3.500%	10/15/51	200	138
Williams Cos. Inc.	5.300%	8/15/52	200	185
				78,686
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon NV	5.500%	4/11/48	200	191
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	470
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	251
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	120
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	670
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	275
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	476
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	276
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	198
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	651
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	613
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	403
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	228
Affiliated Managers Group Inc.	3.500%	8/1/25	125	118
Affiliated Managers Group Inc.	3.300%	6/15/30	300	253
Aflac Inc.	2.875%	10/15/26	75	69
Aflac Inc.	3.600%	4/1/30	225	207
Aflac Inc.	4.000%	10/15/46	50	40
Aflac Inc.	4.750%	1/15/49	235	219
Air Lease Corp.	4.250%	9/15/24	75	73
Air Lease Corp.	2.300%	2/1/25	200	188
Air Lease Corp.	3.250%	3/1/25	150	143
Air Lease Corp.	3.375%	7/1/25	250	236
Air Lease Corp.	2.200%	1/15/27	200	177
Air Lease Corp.	3.625%	4/1/27	75	69
Air Lease Corp.	3.625%	12/1/27	200	183
Air Lease Corp.	2.100%	9/1/28	500	416
Air Lease Corp.	4.625%	10/1/28	100	94
Air Lease Corp.	3.250%	10/1/29	100	87
Air Lease Corp.	3.000%	2/1/30	225	188
Air Lease Corp.	3.125%	12/1/30	750	625
Air Lease Corp.	2.875%	1/15/32	200	161
Aircastle Ltd.	4.250%	6/15/26	100	94
Alleghany Corp.	3.625%	5/15/30	100	93
Alleghany Corp.	4.900%	9/15/44	100	93
Alleghany Corp.	3.250%	8/15/51	250	179
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	72
Allstate Corp.	1.450%	12/15/30	100	78
Allstate Corp.	5.250%	3/30/33	200	199
Allstate Corp.	5.550%	5/9/35	75	76
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	200	164
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Allstate Corp.	3.850%	8/10/49	100	78
Allstate Corp.	6.500%	5/15/67	100	97
Ally Financial Inc.	5.125%	9/30/24	135	132
Ally Financial Inc.	2.200%	11/2/28	450	360
Ally Financial Inc.	6.992%	6/13/29	200	198
Ally Financial Inc.	8.000%	11/1/31	400	415
American Express Co.	3.000%	10/30/24	200	193
American Express Co.	3.625%	12/5/24	241	234
American Express Co.	2.250%	3/4/25	200	190
American Express Co.	4.200%	11/6/25	150	146
American Express Co.	4.900%	2/13/26	230	228
American Express Co.	4.990%	5/1/26	200	198
American Express Co.	3.125%	5/20/26	250	237
American Express Co.	1.650%	11/4/26	525	467
American Express Co.	2.550%	3/4/27	200	182
American Express Co.	3.300%	5/3/27	350	327
American Express Co.	5.043%	5/1/34	192	188
American Express Co.	4.050%	12/3/42	67	58
American Financial Group Inc.	5.250%	4/2/30	150	147
American Financial Group Inc.	4.500%	6/15/47	110	90
American International Group Inc.	3.900%	4/1/26	450	433
American International Group Inc.	4.200%	4/1/28	120	115
American International Group Inc.	4.250%	3/15/29	30	28
American International Group Inc.	3.400%	6/30/30	120	106
American International Group Inc.	3.875%	1/15/35	100	86
American International Group Inc.	4.700%	7/10/35	45	40
American International Group Inc.	6.250%	5/1/36	475	494
American International Group Inc.	4.500%	7/16/44	350	302
American International Group Inc.	4.750%	4/1/48	200	180
American International Group Inc.	5.750%	4/1/48	125	121
Ameriprise Financial Inc.	3.700%	10/15/24	187	182
Ameriprise Financial Inc.	3.000%	4/2/25	20	19
Ameriprise Financial Inc.	2.875%	9/15/26	100	93
Ameriprise Financial Inc.	5.150%	5/15/33	200	199
Aon Corp.	8.205%	1/1/27	25	25
Aon Corp.	4.500%	12/15/28	100	96
Aon Corp.	3.750%	5/2/29	90	83
Aon Corp.	2.800%	5/15/30	405	351
Aon Corp.	6.250%	9/30/40	100	106
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	227
Aon Global Ltd.	3.875%	12/15/25	125	120
Aon Global Ltd.	4.600%	6/14/44	175	152
Aon Global Ltd.	4.750%	5/15/45	100	89
Arch Capital Finance LLC	4.011%	12/15/26	100	95
Arch Capital Finance LLC	5.031%	12/15/46	100	89
Arch Capital Group Ltd.	7.350%	5/1/34	50	57
Arch Capital Group Ltd.	3.635%	6/30/50	200	147
Arch Capital Group US Inc.	5.144%	11/1/43	50	45
Ares Capital Corp.	4.250%	3/1/25	105	100
Ares Capital Corp.	3.250%	7/15/25	115	106
Ares Capital Corp.	2.150%	7/15/26	500	434
Ares Capital Corp.	2.875%	6/15/27	224	194
Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
Arthur J Gallagher & Co.	5.750%	3/2/53	200	201
Assurant Inc.	4.900%	3/27/28	100	96
Assurant Inc.	6.750%	2/15/34	9	9
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	48
Athene Holding Ltd.	4.125%	1/12/28	200	182
Athene Holding Ltd.	6.150%	4/3/30	210	211
Athene Holding Ltd.	3.500%	1/15/31	500	412
Athene Holding Ltd.	3.950%	5/25/51	5	3
Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	200	200
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	241
Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	250	249
AXA SA	8.600%	12/15/30	112	135
AXIS Specialty Finance LLC	3.900%	7/15/29	50	46
AXIS Specialty Finance LLC	4.900%	1/15/40	50	40

33

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AXIS Specialty Finance plc	4.000%	12/6/27	550	517
Banco Santander SA	5.147%	8/18/25	200	197
Banco Santander SA	5.179%	11/19/25	250	243
Banco Santander SA	1.849%	3/25/26	1,000	895
Banco Santander SA	4.250%	4/11/27	600	568
Banco Santander SA	5.294%	8/18/27	200	196
Banco Santander SA	3.800%	2/23/28	200	184
Banco Santander SA	4.379%	4/12/28	200	188
Banco Santander SA	2.958%	3/25/31	600	496
Bank of America Corp.	3.093%	10/1/25	350	337
Bank of America Corp.	2.456%	10/22/25	300	286
Bank of America Corp.	1.530%	12/6/25	1,225	1,147
Bank of America Corp.	3.366%	1/23/26	300	288
Bank of America Corp.	2.015%	2/13/26	1,000	937
Bank of America Corp.	4.450%	3/3/26	475	462
Bank of America Corp.	3.384%	4/2/26	582	558
Bank of America Corp.	3.500%	4/19/26	320	307
Bank of America Corp.	1.319%	6/19/26	500	458
Bank of America Corp.	4.250%	10/22/26	725	700
Bank of America Corp.	1.197%	10/24/26	500	450
Bank of America Corp.	5.080%	1/20/27	275	272
Bank of America Corp.	3.559%	4/23/27	750	711
Bank of America Corp.	1.734%	7/22/27	500	446
Bank of America Corp.	3.248%	10/21/27	750	699
Bank of America Corp.	4.183%	11/25/27	560	532
Bank of America Corp.	3.824%	1/20/28	1,248	1,182
Bank of America Corp.	2.551%	2/4/28	675	609
Bank of America Corp.	3.705%	4/24/28	350	328
Bank of America Corp.	3.593%	7/21/28	800	745
Bank of America Corp.	6.204%	11/10/28	350	360
Bank of America Corp.	3.419%	12/20/28	1,334	1,226
Bank of America Corp.	3.970%	3/5/29	225	211
Bank of America Corp.	5.202%	4/25/29	450	445
Bank of America Corp.	2.087%	6/14/29	1,500	1,282
Bank of America Corp.	4.271%	7/23/29	575	545
Bank of America Corp.	3.974%	2/7/30	150	139
Bank of America Corp.	3.194%	7/23/30	1,125	993
Bank of America Corp.	2.884%	10/22/30	300	258
Bank of America Corp.	2.496%	2/13/31	750	628
Bank of America Corp.	2.592%	4/29/31	2,000	1,681
Bank of America Corp.	2.687%	4/22/32	500	414
Bank of America Corp.	2.572%	10/20/32	1,500	1,221
Bank of America Corp.	2.972%	2/4/33	925	770
Bank of America Corp.	5.015%	7/22/33	500	488
Bank of America Corp.	5.288%	4/25/34	450	446
Bank of America Corp.	6.110%	1/29/37	335	353
Bank of America Corp.	3.846%	3/8/37	570	487
Bank of America Corp.	4.244%	4/24/38	300	264
Bank of America Corp.	7.750%	5/14/38	240	286
Bank of America Corp.	4.078%	4/23/40	550	472
Bank of America Corp.	2.676%	6/19/41	1,000	702
Bank of America Corp.	5.875%	2/7/42	300	320
Bank of America Corp.	3.311%	4/22/42	400	305
Bank of America Corp.	5.000%	1/21/44	615	592
Bank of America Corp.	4.875%	4/1/44	300	286
Bank of America Corp.	4.750%	4/21/45	100	91
Bank of America Corp.	4.443%	1/20/48	100	88
Bank of America Corp.	4.330%	3/15/50	250	215
Bank of America Corp.	4.083%	3/20/51	1,500	1,241
Bank of America Corp.	2.831%	10/24/51	500	328
Bank of America Corp.	3.483%	3/13/52	500	371
Bank of America Corp.	2.972%	7/21/52	400	271
Bank of America NA	6.000%	10/15/36	250	267
Bank of Montreal	0.625%	7/9/24	200	190
Bank of Montreal	5.200%	12/12/24	200	198
Bank of Montreal	1.500%	1/10/25	200	188
Bank of Montreal	1.850%	5/1/25	457	427
Bank of Montreal	3.700%	6/7/25	200	193
Bank of Montreal	5.300%	6/5/26	200	200
Bank of Montreal	2.650%	3/8/27	200	183
Bank of Montreal	5.203%	2/1/28	200	200
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	3.803%	12/15/32	500	441
	Bank of New York Mellon	5.224%	11/21/25	250	249
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	146
	Bank of New York Mellon Corp.	2.100%	10/24/24	225	215
	Bank of New York Mellon Corp.	3.000%	2/24/25	547	526
	Bank of New York Mellon Corp.	2.800%	5/4/26	576	541
	Bank of New York Mellon Corp.	2.450%	8/17/26	408	376
	Bank of New York Mellon Corp.	2.050%	1/26/27	120	108
	Bank of New York Mellon Corp.	4.947%	4/26/27	200	197
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	140
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	141
	Bank of New York Mellon Corp.	5.802%	10/25/28	200	204
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	179
	Bank of New York Mellon Corp.	4.543%	2/1/29	200	195
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	90
	Bank of New York Mellon Corp.	2.500%	1/26/32	80	66
	Bank of New York Mellon Corp.	5.834%	10/25/33	200	208
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	192
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,172
	Bank of Nova Scotia	5.250%	12/6/24	200	198
	Bank of Nova Scotia	1.450%	1/10/25	200	188
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,773
	Bank of Nova Scotia	3.450%	4/11/25	200	193
	Bank of Nova Scotia	5.450%	6/12/25	200	199
	Bank of Nova Scotia	4.500%	12/16/25	300	289
	Bank of Nova Scotia	2.700%	8/3/26	100	93
	Bank of Nova Scotia	1.300%	9/15/26	500	440
	Bank of Nova Scotia	1.950%	2/2/27	200	178
	Bank of Nova Scotia	5.250%	6/12/28	200	199
	Bank of Nova Scotia	2.450%	2/2/32	200	163
	Bank of Nova Scotia	4.588%	5/4/37	200	172
	Barclays plc	3.650%	3/16/25	350	336
	Barclays plc	4.375%	1/12/26	300	288
	Barclays plc	2.852%	5/7/26	300	281
	Barclays plc	5.200%	5/12/26	610	589
	Barclays plc	5.304%	8/9/26	500	490
	Barclays plc	7.325%	11/2/26	375	384
	Barclays plc	5.829%	5/9/27	350	345
	Barclays plc	4.337%	1/10/28	200	188
	Barclays plc	4.836%	5/9/28	400	369
	Barclays plc	5.501%	8/9/28	325	317
	Barclays plc	7.385%	11/2/28	375	392
	Barclays plc	4.972%	5/16/29	500	473
	Barclays plc	5.088%	6/20/30	345	314
	Barclays plc	2.645%	6/24/31	400	321
	Barclays plc	5.746%	8/9/33	325	314
	Barclays plc	7.437%	11/2/33	1,125	1,217
	Barclays plc	7.119%	6/27/34	270	270
	Barclays plc	3.564%	9/23/35	250	198
	Barclays plc	5.250%	8/17/45	250	232
	Barclays plc	4.950%	1/10/47	200	177
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	155
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	186
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	676
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	164
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	505
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	442
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	698
	BGC Partners Inc.	3.750%	10/1/24	105	99
	BlackRock Inc.	3.200%	3/15/27	100	95
	BlackRock Inc.	3.250%	4/30/29	90	84
	BlackRock Inc.	2.400%	4/30/30	380	329
	BlackRock Inc.	2.100%	2/25/32	600	484
	BlackRock Inc.	4.750%	5/25/33	200	197
	Blackstone Private Credit Fund	2.625%	12/15/26	300	256
	Blackstone Private Credit Fund	3.250%	3/15/27	200	173
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	437
[5]	BNP Paribas SA	3.052%	1/13/31	50	43
	BPCE SA	3.375%	12/2/26	250	233
	Brighthouse Financial Inc.	4.700%	6/22/47	173	132
	Brookfield Corp.	4.000%	1/15/25	157	152

34

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brookfield Finance Inc.	4.250%	6/2/26	50	48
Brookfield Finance Inc.	3.900%	1/25/28	125	116
Brookfield Finance Inc.	4.850%	3/29/29	150	144
Brookfield Finance Inc.	4.350%	4/15/30	205	190
Brookfield Finance Inc.	4.700%	9/20/47	185	156
Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	83
Brown & Brown Inc.	4.200%	9/15/24	75	73
Brown & Brown Inc.	4.500%	3/15/29	75	71
Brown & Brown Inc.	2.375%	3/15/31	500	403
Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	114
Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	192
Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	244
Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	188
Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	179
Capital One Financial Corp.	3.300%	10/30/24	1,013	973
Capital One Financial Corp.	4.200%	10/29/25	175	168
Capital One Financial Corp.	2.636%	3/3/26	243	227
Capital One Financial Corp.	3.750%	7/28/26	500	466
Capital One Financial Corp.	3.750%	3/9/27	100	93
Capital One Financial Corp.	3.650%	5/11/27	800	743
Capital One Financial Corp.	3.800%	1/31/28	300	276
Capital One Financial Corp.	5.468%	2/1/29	200	192
Capital One Financial Corp.	3.273%	3/1/30	230	196
Capital One Financial Corp.	5.817%	2/1/34	732	699
Cboe Global Markets Inc.	3.650%	1/12/27	110	105
Charles Schwab Corp.	3.625%	4/1/25	384	369
Charles Schwab Corp.	3.850%	5/21/25	25	24
Charles Schwab Corp.	0.900%	3/11/26	300	265
Charles Schwab Corp.	1.150%	5/13/26	500	443
Charles Schwab Corp.	3.200%	3/2/27	250	231
Charles Schwab Corp.	2.450%	3/3/27	245	220
Charles Schwab Corp.	3.300%	4/1/27	125	116
Charles Schwab Corp.	3.200%	1/25/28	100	91
Charles Schwab Corp.	4.000%	2/1/29	125	117
Charles Schwab Corp.	5.643%	5/19/29	220	221
Charles Schwab Corp.	3.250%	5/22/29	100	88
Charles Schwab Corp.	2.750%	10/1/29	50	43
Charles Schwab Corp.	4.625%	3/22/30	50	49
Charles Schwab Corp.	2.300%	5/13/31	500	399
Chubb Corp.	6.000%	5/11/37	125	134
Chubb Corp.	6.500%	5/15/38	95	107
Chubb INA Holdings Inc.	3.150%	3/15/25	250	242
Chubb INA Holdings Inc.	3.350%	5/3/26	355	341
Chubb INA Holdings Inc.	6.700%	5/15/36	200	224
Chubb INA Holdings Inc.	4.150%	3/13/43	100	86
Chubb INA Holdings Inc.	4.350%	11/3/45	350	317
Chubb INA Holdings Inc.	2.850%	12/15/51	100	70
Chubb INA Holdings Inc.	3.050%	12/15/61	200	135
CI Financial Corp.	4.100%	6/15/51	350	213
Cincinnati Financial Corp.	6.920%	5/15/28	100	107
Cincinnati Financial Corp.	6.125%	11/1/34	75	79
Citigroup Inc.	4.000%	8/5/24	125	123
Citigroup Inc.	3.875%	3/26/25	350	338
Citigroup Inc.	4.400%	6/10/25	1,716	1,668
Citigroup Inc.	5.500%	9/13/25	75	75
Citigroup Inc.	1.281%	11/3/25	300	281
Citigroup Inc.	3.700%	1/12/26	275	264
Citigroup Inc.	2.014%	1/25/26	300	282
Citigroup Inc.	4.600%	3/9/26	275	266
Citigroup Inc.	5.610%	9/29/26	200	200
Citigroup Inc.	3.200%	10/21/26	1,025	960
Citigroup Inc.	4.300%	11/20/26	75	72
Citigroup Inc.	4.450%	9/29/27	1,230	1,175
Citigroup Inc.	3.887%	1/10/28	475	450
Citigroup Inc.	3.070%	2/24/28	1,000	921
Citigroup Inc.	4.658%	5/24/28	350	342
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Inc.	3.668%	7/24/28	900	843
Citigroup Inc.	4.125%	7/25/28	100	94
Citigroup Inc.	3.520%	10/27/28	580	539
Citigroup Inc.	3.980%	3/20/30	475	440
Citigroup Inc.	2.976%	11/5/30	300	261
Citigroup Inc.	2.666%	1/29/31	500	423
Citigroup Inc.	4.412%	3/31/31	750	706
Citigroup Inc.	2.572%	6/3/31	500	417
Citigroup Inc.	6.625%	6/15/32	100	106
Citigroup Inc.	2.520%	11/3/32	475	383
Citigroup Inc.	3.057%	1/25/33	230	192
Citigroup Inc.	3.785%	3/17/33	600	530
Citigroup Inc.	4.910%	5/24/33	220	213
Citigroup Inc.	6.270%	11/17/33	500	531
Citigroup Inc.	6.174%	5/25/34	350	352
Citigroup Inc.	6.125%	8/25/36	75	77
Citigroup Inc.	3.878%	1/24/39	225	188
Citigroup Inc.	8.125%	7/15/39	562	719
Citigroup Inc.	5.316%	3/26/41	1,000	979
Citigroup Inc.	5.875%	1/30/42	100	105
Citigroup Inc.	5.300%	5/6/44	375	347
Citigroup Inc.	4.650%	7/30/45	200	177
Citigroup Inc.	4.750%	5/18/46	375	321
Citigroup Inc.	4.650%	7/23/48	450	408
Citizens Bank NA/Providence RI	6.064%	10/24/25	250	237
Citizens Financial Group Inc.	2.850%	7/27/26	175	155
Citizens Financial Group Inc.	2.500%	2/6/30	200	157
Citizens Financial Group Inc.	4.300%	2/11/31	357	301
Citizens Financial Group Inc.	2.638%	9/30/32	125	88
CME Group Inc.	2.650%	3/15/32	500	425
CME Group Inc.	5.300%	9/15/43	200	208
CNA Financial Corp.	4.500%	3/1/26	125	121
CNA Financial Corp.	3.450%	8/15/27	100	93
CNA Financial Corp.	3.900%	5/1/29	100	92
CNO Financial Group Inc.	5.250%	5/30/25	250	246
Comerica Bank	4.000%	7/27/25	50	46
Comerica Inc.	4.000%	2/1/29	90	76
Commonwealth Bank of Australia	5.316%	3/13/26	265	266
Cooperatieve Rabobank UA	3.875%	8/22/24	250	245
Cooperatieve Rabobank UA	3.375%	5/21/25	666	642
Cooperatieve Rabobank UA	3.750%	7/21/26	475	444
Cooperatieve Rabobank UA	5.250%	5/24/41	100	104
Cooperatieve Rabobank UA	5.750%	12/1/43	250	251
Cooperatieve Rabobank UA	5.250%	8/4/45	350	326
Corebridge Financial Inc.	3.500%	4/4/25	500	476
Corebridge Financial Inc.	3.850%	4/5/29	185	167
Corebridge Financial Inc.	3.900%	4/5/32	500	435
Corebridge Financial Inc.	4.350%	4/5/42	100	81
Corebridge Financial Inc.	4.400%	4/5/52	215	165
Credit Suisse AG	4.750%	8/9/24	550	538
Credit Suisse AG	3.625%	9/9/24	575	555
Credit Suisse AG	3.700%	2/21/25	300	287
Credit Suisse AG	5.000%	7/9/27	250	241
Credit Suisse AG	7.500%	2/15/28	425	452
Credit Suisse USA Inc.	7.125%	7/15/32	100	110
Deutsche Bank AG	4.500%	4/1/25	200	190
Deutsche Bank AG	4.100%	1/13/26	100	93
Deutsche Bank AG	1.686%	3/19/26	500	451
Deutsche Bank AG	6.119%	7/14/26	1,150	1,141
Deutsche Bank AG	2.311%	11/16/27	250	215
Deutsche Bank AG	6.720%	1/18/29	325	326
Deutsche Bank AG	4.875%	12/1/32	240	203
Deutsche Bank AG	3.742%	1/7/33	215	157
Deutsche Bank AG	7.079%	2/10/34	200	184
Discover Bank	2.450%	9/12/24	150	142
Discover Bank	3.450%	7/27/26	309	284
Discover Bank	4.650%	9/13/28	250	232
Discover Bank	2.700%	2/6/30	100	80
Discover Financial Services	3.950%	11/6/24	450	434
Discover Financial Services	3.750%	3/4/25	183	175
Discover Financial Services	4.500%	1/30/26	428	409

35

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discover Financial Services	4.100%	2/9/27	250	233
Discover Financial Services	6.700%	11/29/32	250	258
Eaton Vance Corp.	3.500%	4/6/27	100	93
Enstar Group Ltd.	4.950%	6/1/29	395	368
Equitable Holdings Inc.	7.000%	4/1/28	75	78
Equitable Holdings Inc.	4.350%	4/20/28	279	261
Equitable Holdings Inc.	5.000%	4/20/48	350	301
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	89
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	331
Fairfax Financial Holdings Ltd	5.625%	8/16/32	200	194
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	48
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	94
Fidelity National Financial Inc.	3.400%	6/15/30	100	87
Fidelity National Financial Inc.	2.450%	3/15/31	500	392
Fifth Third Bancorp	2.375%	1/28/25	349	328
Fifth Third Bancorp	2.550%	5/5/27	100	89
Fifth Third Bancorp	1.707%	11/1/27	200	171
Fifth Third Bancorp	3.950%	3/14/28	75	69
Fifth Third Bancorp	4.772%	7/28/30	125	117
Fifth Third Bancorp	8.250%	3/1/38	200	229
Fifth Third Bank NA	3.950%	7/28/25	200	191
Fifth Third Bank NA	3.850%	3/15/26	200	184
Fifth Third Bank NA	2.250%	2/1/27	250	219
First American Financial Corp.	4.600%	11/15/24	100	98
First American Financial Corp.	2.400%	8/15/31	200	152
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	74
Franklin Resources Inc.	2.950%	8/12/51	200	127
FS KKR Capital Corp.	4.625%	7/15/24	25	24
FS KKR Capital Corp.	4.125%	2/1/25	100	95
FS KKR Capital Corp.	3.400%	1/15/26	500	454
GATX Corp.	3.250%	3/30/25	125	119
GATX Corp.	3.250%	9/15/26	50	46
GATX Corp.	3.850%	3/30/27	175	164
GATX Corp.	3.500%	3/15/28	100	91
GATX Corp.	4.550%	11/7/28	150	143
GATX Corp.	4.700%	4/1/29	75	72
GATX Corp.	4.500%	3/30/45	50	40
GATX Corp.	3.100%	6/1/51	200	127
Globe Life Inc.	4.550%	9/15/28	80	77
Goldman Sachs Capital I	6.345%	2/15/34	225	226
Goldman Sachs Group Inc.	3.850%	7/8/24	586	575
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,286
Goldman Sachs Group Inc.	3.500%	4/1/25	50	48
Goldman Sachs Group Inc.	3.750%	5/22/25	825	797
Goldman Sachs Group Inc.	3.272%	9/29/25	550	532
Goldman Sachs Group Inc.	4.250%	10/21/25	200	193
Goldman Sachs Group Inc.	3.750%	2/25/26	200	192
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,173
Goldman Sachs Group Inc.	1.093%	12/9/26	500	447
Goldman Sachs Group Inc.	5.950%	1/15/27	400	405
Goldman Sachs Group Inc.	3.850%	1/26/27	350	333
Goldman Sachs Group Inc.	1.542%	9/10/27	200	176
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,200
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	916
Goldman Sachs Group Inc.	3.615%	3/15/28	495	465
Goldman Sachs Group Inc.	3.691%	6/5/28	625	587
Goldman Sachs Group Inc.	4.482%	8/23/28	475	460
Goldman Sachs Group Inc.	3.814%	4/23/29	450	418
Goldman Sachs Group Inc.	4.223%	5/1/29	475	449
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,156
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,220
Goldman Sachs Group Inc.	2.650%	10/21/32	800	652
Goldman Sachs Group Inc.	3.102%	2/24/33	300	253
Goldman Sachs Group Inc.	6.450%	5/1/36	50	52
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,048
Goldman Sachs Group Inc.	4.017%	10/31/38	405	343
Goldman Sachs Group Inc.	4.411%	4/23/39	500	437
Goldman Sachs Group Inc.	6.250%	2/1/41	675	725
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	761
Goldman Sachs Group Inc.	5.150%	5/22/45	475	443
Hanover Insurance Group Inc.	4.500%	4/15/26	100	97
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	302
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	51
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	98
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	143
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	94
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	131
HSBC Bank USA NA	7.000%	1/15/39	250	269
HSBC Holdings plc	4.250%	8/18/25	150	144
HSBC Holdings plc	2.633%	11/7/25	200	190
HSBC Holdings plc	4.300%	3/8/26	1,100	1,064
HSBC Holdings plc	2.999%	3/10/26	300	285
HSBC Holdings plc	1.645%	4/18/26	1,000	923
HSBC Holdings plc	3.900%	5/25/26	450	429
HSBC Holdings plc	2.099%	6/4/26	1,700	1,574
HSBC Holdings plc	4.292%	9/12/26	500	481
HSBC Holdings plc	7.336%	11/3/26	250	257
HSBC Holdings plc	4.375%	11/23/26	350	331
HSBC Holdings plc	1.589%	5/24/27	500	441
HSBC Holdings plc	2.251%	11/22/27	725	643
HSBC Holdings plc	4.041%	3/13/28	400	376
HSBC Holdings plc	5.210%	8/11/28	815	797
HSBC Holdings plc	4.583%	6/19/29	400	376
HSBC Holdings plc	2.206%	8/17/29	500	418
HSBC Holdings plc	4.950%	3/31/30	250	246
HSBC Holdings plc	3.973%	5/22/30	570	512
HSBC Holdings plc	7.625%	5/17/32	100	107
HSBC Holdings plc	2.871%	11/22/32	1,225	990
HSBC Holdings plc	7.350%	11/27/32	100	103
HSBC Holdings plc	4.762%	3/29/33	300	271
HSBC Holdings plc	5.402%	8/11/33	275	268
HSBC Holdings plc	8.113%	11/3/33	250	277
HSBC Holdings plc	6.254%	3/9/34	350	359
HSBC Holdings plc	6.547%	6/20/34	200	199
HSBC Holdings plc	6.500%	5/2/36	600	596
HSBC Holdings plc	6.500%	9/15/37	50	52
HSBC Holdings plc	6.800%	6/1/38	200	202
HSBC Holdings plc	6.332%	3/9/44	350	363
HSBC Holdings plc	5.250%	3/14/44	750	675
HSBC USA Inc.	5.625%	3/17/25	405	404
Huntington Bancshares Inc.	4.443%	8/4/28	200	186
Huntington Bancshares Inc.	2.550%	2/4/30	250	200
Huntington National Bank	5.699%	11/18/25	250	243
Huntington National Bank	4.270%	11/25/26	150	137
Huntington National Bank	4.552%	5/17/28	250	234
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	238
ING Groep NV	3.869%	3/28/26	200	192
ING Groep NV	3.950%	3/29/27	300	284
ING Groep NV	4.017%	3/28/28	200	188
ING Groep NV	4.550%	10/2/28	200	192
ING Groep NV	4.050%	4/9/29	200	187
Intercontinental Exchange Inc.	3.650%	5/23/25	150	147
Intercontinental Exchange Inc.	3.750%	12/1/25	300	291
Intercontinental Exchange Inc.	3.100%	9/15/27	150	140
Intercontinental Exchange Inc.	4.000%	9/15/27	150	146
Intercontinental Exchange Inc.	3.750%	9/21/28	75	71
Intercontinental Exchange Inc.	4.350%	6/15/29	122	120
Intercontinental Exchange Inc.	2.100%	6/15/30	750	628
Intercontinental Exchange Inc.	4.600%	3/15/33	165	160
Intercontinental Exchange Inc.	2.650%	9/15/40	500	356
Intercontinental Exchange Inc.	4.250%	9/21/48	175	152
Intercontinental Exchange Inc.	3.000%	6/15/50	60	42
Intercontinental Exchange Inc.	4.950%	6/15/52	111	106
Intercontinental Exchange Inc.	3.000%	9/15/60	300	196
Intercontinental Exchange Inc.	5.200%	6/15/62	110	109
Invesco Finance plc	3.750%	1/15/26	170	164

36

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invesco Finance plc	5.375%	11/30/43	75	73
Jackson Financial Inc.	3.125%	11/23/31	250	193
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74
Jefferies Financial Group Inc.	4.850%	1/15/27	200	196
Jefferies Financial Group Inc.	4.150%	1/23/30	300	270
Jefferies Financial Group Inc.	6.250%	1/15/36	75	77
Jefferies Financial Group Inc.	6.500%	1/20/43	75	76
JPMorgan Chase & Co.	3.875%	2/1/24	445	440
JPMorgan Chase & Co.	3.875%	9/10/24	575	561
JPMorgan Chase & Co.	3.125%	1/23/25	400	387
JPMorgan Chase & Co.	3.900%	7/15/25	362	353
JPMorgan Chase & Co.	2.301%	10/15/25	700	667
JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,217
JPMorgan Chase & Co.	5.546%	12/15/25	450	448
JPMorgan Chase & Co.	3.300%	4/1/26	685	653
JPMorgan Chase & Co.	2.083%	4/22/26	500	468
JPMorgan Chase & Co.	3.200%	6/15/26	300	286
JPMorgan Chase & Co.	2.950%	10/1/26	875	821
JPMorgan Chase & Co.	4.125%	12/15/26	450	433
JPMorgan Chase & Co.	3.960%	1/29/27	500	481
JPMorgan Chase & Co.	1.578%	4/22/27	500	449
JPMorgan Chase & Co.	1.470%	9/22/27	500	441
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	939
JPMorgan Chase & Co.	3.782%	2/1/28	625	596
JPMorgan Chase & Co.	3.540%	5/1/28	350	327
JPMorgan Chase & Co.	3.509%	1/23/29	575	532
JPMorgan Chase & Co.	4.005%	4/23/29	300	283
JPMorgan Chase & Co.	2.069%	6/1/29	625	537
JPMorgan Chase & Co.	4.203%	7/23/29	250	238
JPMorgan Chase & Co.	4.452%	12/5/29	300	288
JPMorgan Chase & Co.	3.702%	5/6/30	300	275
JPMorgan Chase & Co.	4.565%	6/14/30	275	264
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,293
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,009
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,694
JPMorgan Chase & Co.	2.956%	5/13/31	500	428
JPMorgan Chase & Co.	1.764%	11/19/31	500	396
JPMorgan Chase & Co.	2.580%	4/22/32	500	415
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	843
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,015
JPMorgan Chase & Co.	6.400%	5/15/38	450	502
JPMorgan Chase & Co.	3.882%	7/24/38	500	431
JPMorgan Chase & Co.	5.500%	10/15/40	650	670
JPMorgan Chase & Co.	3.109%	4/22/41	500	378
JPMorgan Chase & Co.	5.600%	7/15/41	275	285
JPMorgan Chase & Co.	5.400%	1/6/42	150	152
JPMorgan Chase & Co.	3.157%	4/22/42	450	340
JPMorgan Chase & Co.	5.625%	8/16/43	300	307
JPMorgan Chase & Co.	4.950%	6/1/45	100	93
JPMorgan Chase & Co.	4.260%	2/22/48	375	325
JPMorgan Chase & Co.	4.032%	7/24/48	500	416
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	818
JPMorgan Chase & Co.	3.897%	1/23/49	400	323
JPMorgan Chase & Co.	3.109%	4/22/51	500	350
JPMorgan Chase & Co.	3.328%	4/22/52	745	543
Kemper Corp.	4.350%	2/15/25	40	38
KeyBank NA	3.300%	6/1/25	403	370
KeyBank NA	4.700%	1/26/26	250	233
KeyBank NA	5.850%	11/15/27	250	235
KeyBank NA	6.950%	2/1/28	250	234
KeyBank NA	5.000%	1/26/33	250	216
KeyCorp	4.150%	10/29/25	150	139
KeyCorp	4.100%	4/30/28	600	520
KeyCorp	2.550%	10/1/29	150	113
Lazard Group LLC	3.750%	2/13/25	50	48
Lazard Group LLC	3.625%	3/1/27	100	93
Lazard Group LLC	4.500%	9/19/28	100	95
Legg Mason Inc.	4.750%	3/15/26	100	99
Legg Mason Inc.	5.625%	1/15/44	120	118
Lincoln National Corp.	3.350%	3/9/25	13	12
Lincoln National Corp.	3.625%	12/12/26	75	70
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lincoln National Corp.	3.800%	3/1/28	100	90
Lincoln National Corp.	3.050%	1/15/30	350	289
Lincoln National Corp.	6.300%	10/9/37	75	74
Lincoln National Corp.	7.000%	6/15/40	160	167
Lloyds Banking Group plc	4.450%	5/8/25	200	194
Lloyds Banking Group plc	4.582%	12/10/25	700	669
Lloyds Banking Group plc	3.511%	3/18/26	200	190
Lloyds Banking Group plc	4.650%	3/24/26	575	549
Lloyds Banking Group plc	4.716%	8/11/26	200	194
Lloyds Banking Group plc	3.750%	1/11/27	436	409
Lloyds Banking Group plc	3.750%	3/18/28	200	185
Lloyds Banking Group plc	4.375%	3/22/28	250	237
Lloyds Banking Group plc	4.550%	8/16/28	200	189
Lloyds Banking Group plc	3.574%	11/7/28	200	181
Lloyds Banking Group plc	5.871%	3/6/29	200	199
Lloyds Banking Group plc	7.953%	11/15/33	200	217
Lloyds Banking Group plc	5.300%	12/1/45	450	401
Lloyds Banking Group plc	4.344%	1/9/48	275	207
Loews Corp.	6.000%	2/1/35	50	52
Loews Corp.	4.125%	5/15/43	100	83
M&T Bank Corp.	4.000%	7/15/24	100	97
M&T Bank Corp.	5.053%	1/27/34	200	182
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	151
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	239
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	236
Manulife Financial Corp.	4.150%	3/4/26	175	170
Manulife Financial Corp.	4.061%	2/24/32	190	178
Manulife Financial Corp.	5.375%	3/4/46	200	198
Markel Corp.	3.500%	11/1/27	50	47
Markel Corp.	3.350%	9/17/29	75	67
Markel Corp.	4.300%	11/1/47	50	41
Markel Corp.	5.000%	5/20/49	150	135
Markel Corp.	4.150%	9/17/50	200	156
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	97
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	97
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	591
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	235
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	85
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	170
Mercury General Corp.	4.400%	3/15/27	75	71
MetLife Inc.	3.000%	3/1/25	250	242
MetLife Inc.	3.600%	11/13/25	400	385
MetLife Inc.	4.550%	3/23/30	500	489
MetLife Inc.	6.500%	12/15/32	175	193
MetLife Inc.	6.375%	6/15/34	100	110
MetLife Inc.	5.875%	2/6/41	590	604
MetLife Inc.	4.125%	8/13/42	175	147
MetLife Inc.	4.875%	11/13/43	355	329
MetLife Inc.	4.721%	12/15/44	63	56
MetLife Inc.	5.250%	1/15/54	200	195
MetLife Inc.	6.400%	12/15/66	210	210
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	194
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	242
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,833
Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	200	198
Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	498
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	503
Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	225	224
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	230
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	481
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	353
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	232
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	358
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	190
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	190
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	199
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	185
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	221
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	155
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	42
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	405

37

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	330
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	185
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	490
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	1,034	1,025
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	45
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	169
	Mizuho Financial Group Inc.	2.839%	7/16/25	375	361
	Mizuho Financial Group Inc.	2.555%	9/13/25	100	95
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	235
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	176
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	306
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	226
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	374
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	432
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	85
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	390
	Mizuho Financial Group Inc.	5.748%	7/6/34	225	226
	Morgan Stanley	3.700%	10/23/24	610	596
	Morgan Stanley	4.000%	7/23/25	330	320
	Morgan Stanley	1.164%	10/21/25	700	654
	Morgan Stanley	5.000%	11/24/25	650	639
	Morgan Stanley	3.875%	1/27/26	225	217
	Morgan Stanley	4.754%	4/21/26	275	271
	Morgan Stanley	2.188%	4/28/26	1,000	939
	Morgan Stanley	3.125%	7/27/26	700	656
	Morgan Stanley	6.250%	8/9/26	1,796	1,834
	Morgan Stanley	4.350%	9/8/26	966	933
	Morgan Stanley	6.138%	10/16/26	500	505
	Morgan Stanley	0.985%	12/10/26	500	446
	Morgan Stanley	3.625%	1/20/27	250	237
	Morgan Stanley	5.050%	1/28/27	350	347
	Morgan Stanley	3.950%	4/23/27	325	308
	Morgan Stanley	1.593%	5/4/27	525	470
	Morgan Stanley	2.475%	1/21/28	500	451
	Morgan Stanley	4.210%	4/20/28	200	192
[4]	Morgan Stanley	3.591%	7/22/28	935	864
	Morgan Stanley	6.296%	10/18/28	500	515
	Morgan Stanley	3.772%	1/24/29	575	537
	Morgan Stanley	5.123%	2/1/29	350	345
	Morgan Stanley	5.164%	4/20/29	450	445
	Morgan Stanley	4.431%	1/23/30	550	524
	Morgan Stanley	2.699%	1/22/31	1,750	1,490
	Morgan Stanley	3.622%	4/1/31	600	541
	Morgan Stanley	1.794%	2/13/32	500	388
	Morgan Stanley	7.250%	4/1/32	150	170
	Morgan Stanley	1.928%	4/28/32	200	156
	Morgan Stanley	2.239%	7/21/32	500	397
	Morgan Stanley	2.511%	10/20/32	600	484
	Morgan Stanley	2.943%	1/21/33	500	416
	Morgan Stanley	6.342%	10/18/33	750	798
	Morgan Stanley	5.250%	4/21/34	450	444
	Morgan Stanley	5.948%	1/19/38	350	345
[4]	Morgan Stanley	3.971%	7/22/38	375	318
	Morgan Stanley	4.457%	4/22/39	250	223
	Morgan Stanley	3.217%	4/22/42	325	247
	Morgan Stanley	6.375%	7/24/42	600	669
	Morgan Stanley	4.300%	1/27/45	650	569
	Morgan Stanley	2.802%	1/25/52	940	617
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	71
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	63
	Nasdaq Inc.	5.650%	6/28/25	500	501
	Nasdaq Inc.	3.850%	6/30/26	100	96
	Nasdaq Inc.	5.350%	6/28/28	200	201
	Nasdaq Inc.	1.650%	1/15/31	250	194
	Nasdaq Inc.	5.550%	2/15/34	200	201
	Nasdaq Inc.	2.500%	12/21/40	200	134
	Nasdaq Inc.	3.250%	4/28/50	35	24
	Nasdaq Inc.	3.950%	3/7/52	200	154
	Nasdaq Inc.	5.950%	8/15/53	200	205
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nasdaq Inc.	6.100%	6/28/63	200	205
National Australia Bank Ltd.	5.132%	11/22/24	250	249
National Australia Bank Ltd.	5.200%	5/13/25	500	499
National Australia Bank Ltd.	3.375%	1/14/26	100	96
National Australia Bank Ltd.	2.500%	7/12/26	200	185
National Australia Bank Ltd.	4.944%	1/12/28	250	249
National Australia Bank Ltd.	4.900%	6/13/28	500	495
National Bank of Canada	5.250%	1/17/25	250	248
NatWest Group plc	7.472%	11/10/26	200	205
NatWest Group plc	5.847%	3/2/27	200	198
NatWest Group plc	5.516%	9/30/28	200	196
NatWest Group plc	4.892%	5/18/29	1,000	951
NatWest Group plc	5.808%	9/13/29	200	197
NatWest Group plc	5.076%	1/27/30	200	191
NatWest Group plc	4.445%	5/8/30	700	642
NatWest Group plc	6.016%	3/2/34	200	201
Nomura Holdings Inc.	2.648%	1/16/25	170	161
Nomura Holdings Inc.	5.099%	7/3/25	225	221
Nomura Holdings Inc.	1.851%	7/16/25	300	275
Nomura Holdings Inc.	2.329%	1/22/27	200	177
Nomura Holdings Inc.	5.386%	7/6/27	200	197
Nomura Holdings Inc.	2.172%	7/14/28	200	169
Nomura Holdings Inc.	5.605%	7/6/29	225	222
Nomura Holdings Inc.	3.103%	1/16/30	400	342
Nomura Holdings Inc.	2.679%	7/16/30	250	205
Nomura Holdings Inc.	2.608%	7/14/31	200	159
Northern Trust Corp.	3.950%	10/30/25	150	145
Northern Trust Corp.	4.000%	5/10/27	200	193
Northern Trust Corp.	3.650%	8/3/28	100	95
Northern Trust Corp.	3.375%	5/8/32	50	45
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	119
Old Republic International Corp.	3.875%	8/26/26	100	94
Old Republic International Corp.	3.850%	6/11/51	200	144
ORIX Corp.	3.250%	12/4/24	75	72
ORIX Corp.	3.700%	7/18/27	200	188
Owl Rock Capital Corp.	4.000%	3/30/25	47	44
Owl Rock Capital Corp.	3.750%	7/22/25	180	167
Owl Rock Capital Corp.	3.400%	7/15/26	244	216
Owl Rock Capital Corp.	2.625%	1/15/27	200	170
PartnerRe Finance B LLC	3.700%	7/2/29	95	87
PNC Bank NA	3.300%	10/30/24	706	681
PNC Bank NA	2.950%	2/23/25	293	279
PNC Bank NA	3.250%	6/1/25	169	161
PNC Bank NA	3.100%	10/25/27	250	229
PNC Bank NA	3.250%	1/22/28	150	138
PNC Bank NA	4.050%	7/26/28	250	231
PNC Bank NA	2.700%	10/22/29	150	126
PNC Financial Services Group Inc.	5.671%	10/28/25	200	198
PNC Financial Services Group Inc.	5.812%	6/12/26	200	199
PNC Financial Services Group Inc.	4.758%	1/26/27	200	196
PNC Financial Services Group Inc.	3.150%	5/19/27	450	417
PNC Financial Services Group Inc.	3.450%	4/23/29	500	451
PNC Financial Services Group Inc.	5.582%	6/12/29	200	199
PNC Financial Services Group Inc.	2.550%	1/22/30	425	359
PNC Financial Services Group Inc.	4.626%	6/6/33	200	184
PNC Financial Services Group Inc.	6.037%	10/28/33	255	262
PNC Financial Services Group Inc.	5.068%	1/24/34	200	192
Principal Financial Group Inc.	3.400%	5/15/25	128	123
Principal Financial Group Inc.	3.100%	11/15/26	100	92
Principal Financial Group Inc.	4.625%	9/15/42	50	43
Principal Financial Group Inc.	4.350%	5/15/43	150	122
Principal Financial Group Inc.	4.300%	11/15/46	195	156
Progressive Corp.	2.450%	1/15/27	150	138
Progressive Corp.	6.625%	3/1/29	125	135
Progressive Corp.	4.950%	6/15/33	100	99
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	251
Progressive Corp.	4.200%	3/15/48	115	98
Progressive Corp.	3.950%	3/26/50	180	149
Progressive Corp.	3.700%	3/15/52	100	79

38

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prospect Capital Corp.	3.364%	11/15/26	200	168
Prudential Financial Inc.	3.878%	3/27/28	163	156
Prudential Financial Inc.	5.750%	7/15/33	100	105
Prudential Financial Inc.	5.700%	12/14/36	125	130
Prudential Financial Inc.	6.625%	12/1/37	65	72
Prudential Financial Inc.	3.000%	3/10/40	50	37
Prudential Financial Inc.	6.625%	6/21/40	65	71
Prudential Financial Inc.	5.100%	8/15/43	50	45
Prudential Financial Inc.	4.600%	5/15/44	525	463
Prudential Financial Inc.	5.375%	5/15/45	250	244
Prudential Financial Inc.	3.905%	12/7/47	182	145
Prudential Financial Inc.	5.700%	9/15/48	250	240
Prudential Financial Inc.	3.935%	12/7/49	363	289
Prudential Financial Inc.	4.350%	2/25/50	210	178
Prudential Financial Inc.	3.700%	10/1/50	200	168
Prudential Financial Inc.	5.125%	3/1/52	250	225
Prudential Funding Asia plc	3.125%	4/14/30	200	177
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	189
Raymond James Financial Inc.	3.750%	4/1/51	250	189
Regions Bank	6.450%	6/26/37	250	247
Regions Financial Corp.	2.250%	5/18/25	100	93
Reinsurance Group of America Inc.	3.900%	5/15/29	50	46
Reinsurance Group of America Inc.	6.000%	9/15/33	100	101
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	70
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	67
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	94	92
Royal Bank of Canada	2.550%	7/16/24	200	194
Royal Bank of Canada	5.660%	10/25/24	200	200
Royal Bank of Canada	2.250%	11/1/24	650	621
Royal Bank of Canada	1.600%	1/21/25	100	94
Royal Bank of Canada	3.375%	4/14/25	200	193
Royal Bank of Canada	4.950%	4/25/25	200	198
Royal Bank of Canada	4.875%	1/12/26	200	198
Royal Bank of Canada	4.650%	1/27/26	898	874
Royal Bank of Canada	1.200%	4/27/26	200	178
Royal Bank of Canada	1.400%	11/2/26	500	441
Royal Bank of Canada	2.050%	1/21/27	100	90
Royal Bank of Canada	3.625%	5/4/27	200	189
Royal Bank of Canada	4.240%	8/3/27	200	193
Royal Bank of Canada	6.000%	11/1/27	200	205
Royal Bank of Canada	4.900%	1/12/28	200	197
Royal Bank of Canada	2.300%	11/3/31	500	406
Royal Bank of Canada	3.875%	5/4/32	200	183
Royal Bank of Canada	5.000%	2/1/33	465	456
Royal Bank of Canada	5.000%	5/2/33	200	195
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,093
Santander Holdings USA Inc.	3.244%	10/5/26	400	360
Santander Holdings USA Inc.	4.400%	7/13/27	250	235
Santander Holdings USA Inc.	2.490%	1/6/28	200	173
Santander Holdings USA Inc.	6.499%	3/9/29	200	198
Santander UK Group Holdings plc	1.532%	8/21/26	600	534
Santander UK Group Holdings plc	1.673%	6/14/27	400	346
Santander UK Group Holdings plc	3.823%	11/3/28	200	180
Santander UK Group Holdings plc	6.534%	1/10/29	415	418
Selective Insurance Group Inc.	5.375%	3/1/49	50	46
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.300%	12/16/24	227	219
State Street Corp.	3.550%	8/18/25	200	193
State Street Corp.	2.354%	11/1/25	125	119
State Street Corp.	5.104%	5/18/26	500	496
State Street Corp.	2.650%	5/19/26	125	117
State Street Corp.	4.141%	12/3/29	200	190
State Street Corp.	2.400%	1/24/30	150	129
State Street Corp.	4.821%	1/26/34	130	126
State Street Corp.	5.159%	5/18/34	500	497
State Street Corp.	3.031%	11/1/34	125	106
Stifel Financial Corp.	4.250%	7/18/24	150	147
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	244
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	363
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	303
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,379
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	178
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	143
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	115
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	162
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	188
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	654
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	277
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	93
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	421
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	415
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	131
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	319
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	156
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	303
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	133
Synchrony Financial	4.250%	8/15/24	250	241
Synchrony Financial	4.500%	7/23/25	426	403
Synchrony Financial	3.700%	8/4/26	125	112
Synchrony Financial	3.950%	12/1/27	300	261
Toronto-Dominion Bank	3.250%	3/11/24	400	393
Toronto-Dominion Bank	1.250%	12/13/24	825	776
Toronto-Dominion Bank	1.450%	1/10/25	200	188
Toronto-Dominion Bank	3.766%	6/6/25	425	412
Toronto-Dominion Bank	1.150%	6/12/25	200	184
Toronto-Dominion Bank	0.750%	1/6/26	200	179
Toronto-Dominion Bank	5.103%	1/9/26	200	199
Toronto-Dominion Bank	1.250%	9/10/26	325	287
Toronto-Dominion Bank	1.950%	1/12/27	200	180
Toronto-Dominion Bank	4.108%	6/8/27	425	407
Toronto-Dominion Bank	5.156%	1/10/28	225	223
Toronto-Dominion Bank	2.000%	9/10/31	325	258
Toronto-Dominion Bank	2.450%	1/12/32	850	696
Toronto-Dominion Bank	4.456%	6/8/32	400	380
Travelers Cos. Inc.	6.250%	6/15/37	150	166
Travelers Cos. Inc.	4.300%	8/25/45	150	130
Travelers Cos. Inc.	4.000%	5/30/47	225	189
Travelers Cos. Inc.	4.100%	3/4/49	200	170
Travelers Cos. Inc.	2.550%	4/27/50	500	322
Travelers Cos. Inc.	5.450%	5/25/53	143	150
Trinity Acquisition plc	4.400%	3/15/26	100	96
Truist Bank	2.150%	12/6/24	250	236
Truist Bank	3.625%	9/16/25	500	467
Truist Bank	3.300%	5/15/26	200	183
Truist Financial Corp.	3.700%	6/5/25	175	168
Truist Financial Corp.	1.200%	8/5/25	200	181
Truist Financial Corp.	6.047%	6/8/27	265	265
Truist Financial Corp.	1.125%	8/3/27	500	422
Truist Financial Corp.	3.875%	3/19/29	200	179
Truist Financial Corp.	1.887%	6/7/29	500	416
Truist Financial Corp.	1.950%	6/5/30	100	80
Truist Financial Corp.	4.916%	7/28/33	200	183
Truist Financial Corp.	5.122%	1/26/34	810	767
Truist Financial Corp.	5.867%	6/8/34	200	200

39

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
UBS Group AG	3.750%	3/26/25	250	239
UBS Group AG	4.550%	4/17/26	456	438
UBS Group AG	4.875%	5/15/45	375	324
Unum Group	4.000%	6/15/29	80	74
Unum Group	5.750%	8/15/42	75	71
Unum Group	4.500%	12/15/49	100	77
US Bancorp	3.950%	11/17/25	25	24
US Bancorp	3.100%	4/27/26	300	280
US Bancorp	2.375%	7/22/26	249	228
US Bancorp	5.727%	10/21/26	525	527
US Bancorp	3.150%	4/27/27	275	255
US Bancorp	5.775%	6/12/29	275	275
US Bancorp	3.000%	7/30/29	240	203
US Bancorp	2.677%	1/27/33	90	72
US Bancorp	4.967%	7/22/33	235	213
US Bancorp	5.850%	10/21/33	525	527
US Bancorp	4.839%	2/1/34	360	337
US Bancorp	5.836%	6/12/34	275	277
US Bancorp	2.491%	11/3/36	250	183
US Bank NA	2.050%	1/21/25	175	165
US Bank NA	2.800%	1/27/25	625	597
Voya Financial Inc.	3.650%	6/15/26	250	235
Voya Financial Inc.	5.700%	7/15/43	75	72
Voya Financial Inc.	4.800%	6/15/46	40	33
Voya Financial Inc.	4.700%	1/23/48	100	81
Webster Financial Corp.	4.100%	3/25/29	55	48
Wells Fargo & Co.	3.000%	2/19/25	425	408
Wells Fargo & Co.	2.406%	10/30/25	600	572
Wells Fargo & Co.	2.164%	2/11/26	500	471
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,200
Wells Fargo & Co.	3.908%	4/25/26	400	387
Wells Fargo & Co.	4.100%	6/3/26	725	696
Wells Fargo & Co.	4.540%	8/15/26	275	269
Wells Fargo & Co.	3.000%	10/23/26	675	627
Wells Fargo & Co.	4.300%	7/22/27	475	456
Wells Fargo & Co.	3.584%	5/22/28	500	466
Wells Fargo & Co.	4.808%	7/25/28	975	953
Wells Fargo & Co.	4.150%	1/24/29	200	190
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,124
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,189
Wells Fargo & Co.	4.897%	7/25/33	975	935
Wells Fargo & Co.	5.389%	4/24/34	525	522
Wells Fargo & Co.	3.068%	4/30/41	600	440
Wells Fargo & Co.	5.375%	11/2/43	1,000	941
Wells Fargo & Co.	4.650%	11/4/44	325	277
Wells Fargo & Co.	3.900%	5/1/45	250	201
Wells Fargo & Co.	4.900%	11/17/45	250	220
Wells Fargo & Co.	4.400%	6/14/46	300	244
Wells Fargo & Co.	4.750%	12/7/46	350	298
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,625
Wells Fargo & Co.	4.611%	4/25/53	400	351
Wells Fargo Bank NA	5.950%	8/26/36	200	201
Wells Fargo Bank NA	5.850%	2/1/37	300	304
Wells Fargo Bank NA	6.600%	1/15/38	225	244
Westpac Banking Corp.	1.019%	11/18/24	275	259
Westpac Banking Corp.	2.350%	2/19/25	200	190
Westpac Banking Corp.	2.850%	5/13/26	200	188
Westpac Banking Corp.	1.150%	6/3/26	218	194
Westpac Banking Corp.	2.700%	8/19/26	175	163
Westpac Banking Corp.	3.350%	3/8/27	250	236
Westpac Banking Corp.	1.953%	11/20/28	275	236
Westpac Banking Corp.	2.650%	1/16/30	150	132
Westpac Banking Corp.	2.894%	2/4/30	425	397
Westpac Banking Corp.	4.322%	11/23/31	500	463
Westpac Banking Corp.	5.405%	8/10/33	200	189
Westpac Banking Corp.	4.110%	7/24/34	25	22
Westpac Banking Corp.	2.668%	11/15/35	315	241
Westpac Banking Corp.	3.020%	11/18/36	500	383
Westpac Banking Corp.	4.421%	7/24/39	200	165
Westpac Banking Corp.	2.963%	11/16/40	200	134
Willis North America Inc.	4.500%	9/15/28	100	95
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	2.950%	9/15/29	440	379
	Willis North America Inc.	5.350%	5/15/33	100	98
	Willis North America Inc.	5.050%	9/15/48	50	43
	Willis North America Inc.	3.875%	9/15/49	90	65
	Zions Bancorp NA	3.250%	10/29/29	250	184
					312,332
Health Care (3.0%)
	Abbott Laboratories	3.750%	11/30/26	367	358
	Abbott Laboratories	1.150%	1/30/28	100	87
	Abbott Laboratories	1.400%	6/30/30	150	123
	Abbott Laboratories	4.750%	11/30/36	200	201
	Abbott Laboratories	5.300%	5/27/40	250	262
	Abbott Laboratories	4.750%	4/15/43	175	172
	Abbott Laboratories	4.900%	11/30/46	700	706
	AbbVie Inc.	2.600%	11/21/24	750	720
	AbbVie Inc.	3.600%	5/14/25	411	397
	AbbVie Inc.	2.950%	11/21/26	740	692
	AbbVie Inc.	4.250%	11/14/28	350	340
	AbbVie Inc.	3.200%	11/21/29	1,130	1,021
	AbbVie Inc.	4.550%	3/15/35	350	333
	AbbVie Inc.	4.500%	5/14/35	495	470
	AbbVie Inc.	4.300%	5/14/36	190	175
	AbbVie Inc.	4.050%	11/21/39	825	718
	AbbVie Inc.	4.625%	10/1/42	50	45
	AbbVie Inc.	4.400%	11/6/42	501	449
	AbbVie Inc.	4.850%	6/15/44	230	214
	AbbVie Inc.	4.750%	3/15/45	200	183
	AbbVie Inc.	4.700%	5/14/45	402	366
	AbbVie Inc.	4.450%	5/14/46	455	401
	AbbVie Inc.	4.875%	11/14/48	350	330
	AbbVie Inc.	4.250%	11/21/49	1,025	883
	Adventist Health System	2.952%	3/1/29	100	87
	Adventist Health System	3.630%	3/1/49	100	74
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	21
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	88
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	56
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	52
	Aetna Inc.	3.500%	11/15/24	125	121
	Aetna Inc.	6.625%	6/15/36	130	143
	Aetna Inc.	6.750%	12/15/37	100	110
	Aetna Inc.	4.500%	5/15/42	75	64
	Aetna Inc.	4.125%	11/15/42	75	62
	Aetna Inc.	3.875%	8/15/47	300	234
	Agilent Technologies Inc.	3.050%	9/22/26	75	69
	Agilent Technologies Inc.	2.750%	9/15/29	100	87
	Agilent Technologies Inc.	2.100%	6/4/30	100	82
	AHS Hospital Corp.	5.024%	7/1/45	75	73
	AHS Hospital Corp.	2.780%	7/1/51	150	99
[2]	Allina Health System	3.887%	4/15/49	75	60
	AmerisourceBergen Corp.	3.250%	3/1/25	50	48
	AmerisourceBergen Corp.	3.450%	12/15/27	275	257
	AmerisourceBergen Corp.	2.700%	3/15/31	300	256
	AmerisourceBergen Corp.	4.300%	12/15/47	175	149
	Amgen Inc.	1.900%	2/21/25	180	170
	Amgen Inc.	5.250%	3/2/25	200	199
	Amgen Inc.	5.507%	3/2/26	350	349
	Amgen Inc.	2.200%	2/21/27	150	136
	Amgen Inc.	5.150%	3/2/28	500	499
	Amgen Inc.	1.650%	8/15/28	200	171
	Amgen Inc.	4.050%	8/18/29	200	189
	Amgen Inc.	5.250%	3/2/30	250	251
	Amgen Inc.	2.000%	1/15/32	450	358
	Amgen Inc.	3.350%	2/22/32	500	441
	Amgen Inc.	4.200%	3/1/33	200	187
	Amgen Inc.	5.250%	3/2/33	950	951
	Amgen Inc.	3.150%	2/21/40	575	440
	Amgen Inc.	2.800%	8/15/41	450	318
	Amgen Inc.	4.950%	10/1/41	240	223
	Amgen Inc.	5.150%	11/15/41	126	122
	Amgen Inc.	5.600%	3/2/43	300	301

40

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.400%	5/1/45	450	390
	Amgen Inc.	3.375%	2/21/50	725	532
	Amgen Inc.	4.663%	6/15/51	250	224
	Amgen Inc.	3.000%	1/15/52	806	538
	Amgen Inc.	4.200%	2/22/52	500	414
	Amgen Inc.	5.650%	3/2/53	500	507
	Amgen Inc.	2.770%	9/1/53	422	263
	Amgen Inc.	5.750%	3/2/63	500	508
	Ascension Health	2.532%	11/15/29	350	301
	Ascension Health	3.106%	11/15/39	100	78
	Ascension Health	3.945%	11/15/46	175	147
[2]	Ascension Health	4.847%	11/15/53	75	74
	Astrazeneca Finance LLC	1.200%	5/28/26	200	180
	Astrazeneca Finance LLC	4.875%	3/3/28	200	200
	Astrazeneca Finance LLC	1.750%	5/28/28	200	173
	Astrazeneca Finance LLC	4.900%	3/3/30	200	200
	Astrazeneca Finance LLC	2.250%	5/28/31	200	169
	Astrazeneca Finance LLC	4.875%	3/3/33	200	203
	AstraZeneca plc	3.375%	11/16/25	400	384
	AstraZeneca plc	0.700%	4/8/26	500	447
	AstraZeneca plc	4.000%	1/17/29	200	193
	AstraZeneca plc	1.375%	8/6/30	300	241
	AstraZeneca plc	6.450%	9/15/37	450	517
	AstraZeneca plc	4.000%	9/18/42	290	258
	AstraZeneca plc	4.375%	11/16/45	200	186
	AstraZeneca plc	3.000%	5/28/51	335	249
	Banner Health	2.338%	1/1/30	125	107
	Banner Health	3.181%	1/1/50	75	54
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	185
	Baxalta Inc.	4.000%	6/23/25	97	94
	Baxalta Inc.	5.250%	6/23/45	73	72
	Baxter International Inc.	1.322%	11/29/24	200	188
	Baxter International Inc.	1.915%	2/1/27	750	666
	Baxter International Inc.	2.272%	12/1/28	250	214
	Baxter International Inc.	2.539%	2/1/32	500	405
	Baxter International Inc.	3.500%	8/15/46	100	70
	Baxter International Inc.	3.132%	12/1/51	200	132
	Baylor Scott & White Holdings	1.777%	11/15/30	100	80
	Baylor Scott & White Holdings	4.185%	11/15/45	100	86
	Baylor Scott & White Holdings	2.839%	11/15/50	350	237
	Becton Dickinson & Co.	3.734%	12/15/24	75	73
	Becton Dickinson & Co.	3.700%	6/6/27	375	356
	Becton Dickinson & Co.	4.693%	2/13/28	250	247
	Becton Dickinson & Co.	1.957%	2/11/31	500	405
	Becton Dickinson & Co.	4.685%	12/15/44	172	157
	Becton Dickinson & Co.	4.669%	6/6/47	300	275
	Biogen Inc.	4.050%	9/15/25	350	339
	Biogen Inc.	2.250%	5/1/30	400	334
	Biogen Inc.	3.150%	5/1/50	300	205
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	220
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	90
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	174
	Boston Scientific Corp.	1.900%	6/1/25	550	516
	Boston Scientific Corp.	2.650%	6/1/30	150	131
	Boston Scientific Corp.	4.550%	3/1/39	131	122
	Boston Scientific Corp.	7.375%	1/15/40	50	60
	Boston Scientific Corp.	4.700%	3/1/49	133	125
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	657
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	289
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	435
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	201
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	267
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	144
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	161
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	265
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	78
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	166
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	227
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	217
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	621
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	326
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	584
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	161
	Cardinal Health Inc.	3.750%	9/15/25	100	96
	Cardinal Health Inc.	4.600%	3/15/43	75	63
	Cardinal Health Inc.	4.500%	11/15/44	50	41
	Cardinal Health Inc.	4.368%	6/15/47	125	103
	Centene Corp.	4.250%	12/15/27	474	444
	Centene Corp.	2.450%	7/15/28	467	400
	Centene Corp.	4.625%	12/15/29	386	356
	Centene Corp.	3.375%	2/15/30	110	95
	Centene Corp.	3.000%	10/15/30	407	339
	Centene Corp.	2.500%	3/1/31	395	315
	Centene Corp.	2.625%	8/1/31	254	202
	Children's Health System of Texas	2.511%	8/15/50	100	62
	Children's Hospital Corp.	4.115%	1/1/47	75	65
	Children's Hospital Corp.	2.585%	2/1/50	50	32
	Children's Hospital Medical Center	4.268%	5/15/44	50	44
	CHRISTUS Health	4.341%	7/1/28	125	119
	Cigna Group	3.250%	4/15/25	250	240
	Cigna Group	4.125%	11/15/25	467	455
	Cigna Group	4.500%	2/25/26	390	382
	Cigna Group	3.400%	3/1/27	275	259
	Cigna Group	7.875%	5/15/27	41	45
	Cigna Group	4.375%	10/15/28	610	590
	Cigna Group	2.400%	3/15/30	265	225
	Cigna Group	2.375%	3/15/31	250	210
	Cigna Group	4.800%	8/15/38	415	392
	Cigna Group	3.200%	3/15/40	150	115
	Cigna Group	6.125%	11/15/41	92	98
	Cigna Group	4.800%	7/15/46	400	367
	Cigna Group	3.875%	10/15/47	170	135
	Cigna Group	4.900%	12/15/48	545	507
	Cigna Group	3.400%	3/15/50	375	274
	City of Hope	5.623%	11/15/43	75	74
	City of Hope	4.378%	8/15/48	100	84
	Cleveland Clinic Foundation	4.858%	1/1/14	100	90
	CommonSpirit Health	2.760%	10/1/24	100	96
	CommonSpirit Health	2.782%	10/1/30	500	421
[2]	CommonSpirit Health	4.350%	11/1/42	225	193
	CommonSpirit Health	3.817%	10/1/49	50	38
	CommonSpirit Health	4.187%	10/1/49	200	164
	Community Health Network Inc.	3.099%	5/1/50	250	162
	Corewell Health Obligated Group	3.487%	7/15/49	75	55
	Cottage Health Obligated Group	3.304%	11/1/49	100	74
	CVS Health Corp.	3.375%	8/12/24	275	268
	CVS Health Corp.	3.875%	7/20/25	573	557
	CVS Health Corp.	2.875%	6/1/26	416	391
	CVS Health Corp.	3.000%	8/15/26	450	422
	CVS Health Corp.	1.300%	8/21/27	400	345
	CVS Health Corp.	4.300%	3/25/28	677	653
	CVS Health Corp.	5.000%	1/30/29	470	466
	CVS Health Corp.	3.250%	8/15/29	360	323
	CVS Health Corp.	5.125%	2/21/30	250	248
	CVS Health Corp.	1.750%	8/21/30	225	180
	CVS Health Corp.	5.250%	1/30/31	100	100
	CVS Health Corp.	1.875%	2/28/31	350	278
	CVS Health Corp.	5.250%	2/21/33	250	249
	CVS Health Corp.	5.300%	6/1/33	400	399
	CVS Health Corp.	4.875%	7/20/35	125	119
	CVS Health Corp.	4.780%	3/25/38	1,000	922
	CVS Health Corp.	6.125%	9/15/39	75	78
	CVS Health Corp.	4.125%	4/1/40	200	168
	CVS Health Corp.	5.300%	12/5/43	150	143
	CVS Health Corp.	5.125%	7/20/45	525	485
	CVS Health Corp.	5.050%	3/25/48	1,502	1,385
	CVS Health Corp.	4.250%	4/1/50	300	248
	CVS Health Corp.	5.625%	2/21/53	250	248
	CVS Health Corp.	5.875%	6/1/53	118	121
	CVS Health Corp.	6.000%	6/1/63	135	139

41

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Danaher Corp.	3.350%	9/15/25	100	96
	Danaher Corp.	4.375%	9/15/45	75	68
	Danaher Corp.	2.600%	10/1/50	500	337
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	79
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	130
	DH Europe Finance II Sarl	2.200%	11/15/24	250	239
	DH Europe Finance II Sarl	2.600%	11/15/29	150	132
	DH Europe Finance II Sarl	3.250%	11/15/39	175	143
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	100	87
	Dignity Health	5.267%	11/1/64	50	46
	Duke University Health System Inc.	3.920%	6/1/47	100	84
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	97
	Elevance Health Inc.	3.500%	8/15/24	475	463
	Elevance Health Inc.	2.375%	1/15/25	100	95
	Elevance Health Inc.	2.250%	5/15/30	530	444
	Elevance Health Inc.	2.550%	3/15/31	650	547
	Elevance Health Inc.	4.100%	5/15/32	200	187
	Elevance Health Inc.	5.500%	10/15/32	250	257
	Elevance Health Inc.	4.750%	2/15/33	200	194
	Elevance Health Inc.	5.950%	12/15/34	1	1
	Elevance Health Inc.	5.850%	1/15/36	75	77
	Elevance Health Inc.	6.375%	6/15/37	50	54
	Elevance Health Inc.	4.625%	5/15/42	175	158
	Elevance Health Inc.	4.650%	1/15/43	775	708
	Elevance Health Inc.	5.100%	1/15/44	100	95
	Elevance Health Inc.	4.375%	12/1/47	261	228
	Elevance Health Inc.	4.550%	3/1/48	155	136
	Elevance Health Inc.	4.550%	5/15/52	200	178
	Elevance Health Inc.	5.125%	2/15/53	200	194
	Elevance Health Inc.	4.850%	8/15/54	30	26
	Eli Lilly & Co.	2.750%	6/1/25	71	68
	Eli Lilly & Co.	3.375%	3/15/29	92	87
	Eli Lilly & Co.	2.500%	9/15/60	250	157
	Eli Lilly & Co.	4.950%	2/27/63	250	255
	GE HealthCare Technologies Inc.	5.550%	11/15/24	200	199
	GE HealthCare Technologies Inc.	5.600%	11/15/25	250	250
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	202
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	261
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	167
	Gilead Sciences Inc.	3.650%	3/1/26	575	553
	Gilead Sciences Inc.	2.950%	3/1/27	525	493
	Gilead Sciences Inc.	4.600%	9/1/35	575	555
	Gilead Sciences Inc.	4.000%	9/1/36	350	316
	Gilead Sciences Inc.	5.650%	12/1/41	175	184
	Gilead Sciences Inc.	4.800%	4/1/44	400	382
	Gilead Sciences Inc.	4.750%	3/1/46	455	429
	Gilead Sciences Inc.	2.800%	10/1/50	475	322
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	587
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	361
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	90
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	627
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	90
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	23
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	176
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	109
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	44
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	54
	HCA Inc.	5.375%	2/1/25	250	248
	HCA Inc.	5.250%	4/15/25	320	316
	HCA Inc.	5.250%	6/15/26	325	322
	HCA Inc.	4.500%	2/15/27	125	121
	HCA Inc.	5.200%	6/1/28	177	176
	HCA Inc.	5.625%	9/1/28	275	276
	HCA Inc.	4.125%	6/15/29	405	375
	HCA Inc.	3.500%	9/1/30	500	438
	HCA Inc.	2.375%	7/15/31	400	320
[5]	HCA Inc.	3.625%	3/15/32	250	217
	HCA Inc.	5.500%	6/1/33	221	221
	HCA Inc.	5.125%	6/15/39	200	186
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	HCA Inc.	4.375%	3/15/42	250	206
	HCA Inc.	5.500%	6/15/47	425	399
	HCA Inc.	5.250%	6/15/49	400	362
	HCA Inc.	3.500%	7/15/51	200	138
[5]	HCA Inc.	4.625%	3/15/52	300	246
	HCA Inc.	5.900%	6/1/53	177	175
	Humana Inc.	3.850%	10/1/24	326	319
	Humana Inc.	1.350%	2/3/27	200	174
	Humana Inc.	3.950%	3/15/27	150	144
	Humana Inc.	4.875%	4/1/30	135	132
	Humana Inc.	2.150%	2/3/32	200	158
	Humana Inc.	4.625%	12/1/42	110	97
	Humana Inc.	4.950%	10/1/44	270	247
	Humana Inc.	3.950%	8/15/49	40	32
	Humana Inc.	5.500%	3/15/53	200	199
	IHC Health Services Inc.	4.131%	5/15/48	100	94
	Illumina Inc.	2.550%	3/23/31	250	207
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	106
	Iowa Health System	3.665%	2/15/50	125	96
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	103
	Johnson & Johnson	2.625%	1/15/25	250	242
	Johnson & Johnson	2.450%	3/1/26	350	331
	Johnson & Johnson	2.950%	3/3/27	200	191
	Johnson & Johnson	0.950%	9/1/27	300	262
	Johnson & Johnson	2.900%	1/15/28	100	94
	Johnson & Johnson	1.300%	9/1/30	375	308
	Johnson & Johnson	4.950%	5/15/33	150	158
	Johnson & Johnson	4.375%	12/5/33	175	176
	Johnson & Johnson	3.550%	3/1/36	175	158
	Johnson & Johnson	3.625%	3/3/37	300	270
	Johnson & Johnson	5.950%	8/15/37	200	226
	Johnson & Johnson	2.100%	9/1/40	250	176
	Johnson & Johnson	4.500%	9/1/40	150	148
	Johnson & Johnson	4.850%	5/15/41	75	75
	Johnson & Johnson	4.500%	12/5/43	200	198
	Johnson & Johnson	3.700%	3/1/46	400	352
	Johnson & Johnson	3.750%	3/3/47	250	220
	Johnson & Johnson	2.250%	9/1/50	400	265
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	94
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	184
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	228
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	132
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	167
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	175
	Koninklijke KPN NV	6.875%	3/11/38	100	111
	Koninklijke Philips NV	5.000%	3/15/42	150	137
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	145
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	95
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	194
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	178
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	95
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	110
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	169
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	169
	Mass General Brigham Inc.	3.192%	7/1/49	150	109
	Mass General Brigham Inc.	3.342%	7/1/60	250	175
	Mayo Clinic	3.774%	11/15/43	75	63
	Mayo Clinic	4.128%	11/15/52	50	43
	Mayo Clinic	3.196%	11/15/61	250	170
	McKesson Corp.	0.900%	12/3/25	500	448
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	5.100%	7/15/33	100	100
[2]	MedStar Health Inc.	3.626%	8/15/49	75	56

42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medtronic Inc.	4.375%	3/15/35	511	491
	Medtronic Inc.	4.625%	3/15/45	244	237
	Memorial Health Services	3.447%	11/1/49	150	111
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	69
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	127
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	21
	Merck & Co. Inc.	2.750%	2/10/25	740	713
	Merck & Co. Inc.	1.700%	6/10/27	400	358
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	3.400%	3/7/29	375	351
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	171
	Merck & Co. Inc.	2.150%	12/10/31	450	373
	Merck & Co. Inc.	4.500%	5/17/33	265	263
	Merck & Co. Inc.	6.500%	12/1/33	125	144
	Merck & Co. Inc.	3.900%	3/7/39	200	180
	Merck & Co. Inc.	3.600%	9/15/42	100	83
	Merck & Co. Inc.	4.150%	5/18/43	200	182
	Merck & Co. Inc.	4.900%	5/17/44	133	133
	Merck & Co. Inc.	3.700%	2/10/45	525	446
	Merck & Co. Inc.	4.000%	3/7/49	300	265
	Merck & Co. Inc.	2.750%	12/10/51	700	483
	Merck & Co. Inc.	5.000%	5/17/53	265	268
	Merck & Co. Inc.	2.900%	12/10/61	375	249
	Merck & Co. Inc.	5.150%	5/17/63	177	181
	Methodist Hospital	2.705%	12/1/50	300	195
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	113
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	342
	MultiCare Health System	2.803%	8/15/50	250	151
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	136
	New York and Presbyterian Hospital	4.024%	8/1/45	130	110
	New York and Presbyterian Hospital	4.063%	8/1/56	75	63
	New York and Presbyterian Hospital	2.606%	8/1/60	100	59
	New York and Presbyterian Hospital	3.954%	8/1/19	125	90
	Northwell Healthcare Inc.	3.979%	11/1/46	100	78
	Northwell Healthcare Inc.	4.260%	11/1/47	200	164
	Northwell Healthcare Inc.	3.809%	11/1/49	100	75
	Novant Health Inc.	2.637%	11/1/36	250	188
	Novartis Capital Corp.	3.400%	5/6/24	287	282
	Novartis Capital Corp.	1.750%	2/14/25	200	190
	Novartis Capital Corp.	2.000%	2/14/27	525	481
	Novartis Capital Corp.	3.100%	5/17/27	175	167
	Novartis Capital Corp.	2.200%	8/14/30	410	355
	Novartis Capital Corp.	3.700%	9/21/42	100	86
	Novartis Capital Corp.	4.400%	5/6/44	375	360
	Novartis Capital Corp.	4.000%	11/20/45	225	203
	Novartis Capital Corp.	2.750%	8/14/50	75	55
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	93
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	97
	NYU Langone Hospitals	3.380%	7/1/55	200	141
[2]	OhioHealth Corp.	3.042%	11/15/50	100	72
	Orlando Health Obligated Group	4.089%	10/1/48	50	41
	PeaceHealth Obligated Group	4.787%	11/15/48	75	67
	PeaceHealth Obligated Group	3.218%	11/15/50	200	135
	Pfizer Inc.	3.600%	9/15/28	200	192
	Pfizer Inc.	3.450%	3/15/29	375	353
	Pfizer Inc.	2.625%	4/1/30	300	267
	Pfizer Inc.	1.700%	5/28/30	225	187
	Pfizer Inc.	1.750%	8/18/31	200	163
	Pfizer Inc.	4.000%	12/15/36	250	233
	Pfizer Inc.	4.100%	9/15/38	150	136
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.900%	3/15/39	125	112
	Pfizer Inc.	7.200%	3/15/39	425	529
	Pfizer Inc.	2.550%	5/28/40	200	147
	Pfizer Inc.	4.300%	6/15/43	125	116
	Pfizer Inc.	4.400%	5/15/44	200	190
	Pfizer Inc.	4.125%	12/15/46	250	225
	Pfizer Inc.	4.200%	9/15/48	350	322
	Pfizer Inc.	4.000%	3/15/49	175	157
	Pfizer Inc.	2.700%	5/28/50	450	317
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	531	526
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	525
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	695
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	521
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	884	881
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	525
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,105
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	715
	Pharmacia LLC	6.600%	12/1/28	175	189
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	46
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	126
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	199
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	56
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	59
	Quest Diagnostics Inc.	3.500%	3/30/25	100	96
	Quest Diagnostics Inc.	3.450%	6/1/26	125	119
	Quest Diagnostics Inc.	4.200%	6/30/29	140	135
	Quest Diagnostics Inc.	2.950%	6/30/30	160	141
	Quest Diagnostics Inc.	2.800%	6/30/31	125	108
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	399
	Revvity Inc.	0.850%	9/15/24	250	235
	Revvity Inc.	1.900%	9/15/28	250	211
	Revvity Inc.	3.625%	3/15/51	150	108
	Royalty Pharma plc	1.200%	9/2/25	300	271
	Royalty Pharma plc	2.200%	9/2/30	300	241
	Royalty Pharma plc	3.550%	9/2/50	350	236
	Royalty Pharma plc	3.350%	9/2/51	250	161
	Rush Obligated Group	3.922%	11/15/29	75	69
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	82
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	19
	Sanofi	3.625%	6/19/28	225	217
	Seattle Children's Hospital	2.719%	10/1/50	200	133
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	540
	Smith & Nephew plc	2.032%	10/14/30	300	243
	SSM Health Care Corp.	3.823%	6/1/27	100	93
	SSM Health Care Corp.	4.894%	6/1/28	200	196
	Stanford Health Care	3.795%	11/15/48	125	103
	Stryker Corp.	1.150%	6/15/25	100	92
	Stryker Corp.	3.375%	11/1/25	140	134
	Stryker Corp.	3.500%	3/15/26	183	175
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	64
	Stryker Corp.	4.375%	5/15/44	50	44
	Sutter Health	1.321%	8/15/25	500	455
	Sutter Health	3.695%	8/15/28	75	70
	Sutter Health	5.164%	8/15/33	75	75
	Sutter Health	4.091%	8/15/48	75	62
	Sutter Health	3.361%	8/15/50	125	90

43

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	403
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	113
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	429
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	137
	Texas Health Resources	2.328%	11/15/50	300	177
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	236
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	815
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	186
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	188
	Trinity Health Corp.	4.125%	12/1/45	85	73
	UnitedHealth Group Inc.	3.750%	7/15/25	950	925
	UnitedHealth Group Inc.	5.150%	10/15/25	200	201
	UnitedHealth Group Inc.	3.100%	3/15/26	225	215
	UnitedHealth Group Inc.	3.450%	1/15/27	175	168
	UnitedHealth Group Inc.	3.375%	4/15/27	350	333
	UnitedHealth Group Inc.	3.700%	5/15/27	120	116
	UnitedHealth Group Inc.	2.950%	10/15/27	150	139
	UnitedHealth Group Inc.	5.250%	2/15/28	375	382
	UnitedHealth Group Inc.	3.875%	12/15/28	150	144
	UnitedHealth Group Inc.	4.250%	1/15/29	200	194
	UnitedHealth Group Inc.	2.875%	8/15/29	150	135
	UnitedHealth Group Inc.	5.300%	2/15/30	200	205
	UnitedHealth Group Inc.	2.000%	5/15/30	755	636
	UnitedHealth Group Inc.	2.300%	5/15/31	650	550
	UnitedHealth Group Inc.	4.200%	5/15/32	750	716
	UnitedHealth Group Inc.	5.350%	2/15/33	375	390
	UnitedHealth Group Inc.	4.500%	4/15/33	200	195
	UnitedHealth Group Inc.	4.625%	7/15/35	175	171
	UnitedHealth Group Inc.	6.500%	6/15/37	50	56
	UnitedHealth Group Inc.	6.625%	11/15/37	125	143
	UnitedHealth Group Inc.	6.875%	2/15/38	245	292
	UnitedHealth Group Inc.	3.500%	8/15/39	240	201
	UnitedHealth Group Inc.	2.750%	5/15/40	200	148
	UnitedHealth Group Inc.	5.950%	2/15/41	60	65
	UnitedHealth Group Inc.	3.050%	5/15/41	300	231
	UnitedHealth Group Inc.	4.625%	11/15/41	110	103
	UnitedHealth Group Inc.	4.375%	3/15/42	50	45
	UnitedHealth Group Inc.	3.950%	10/15/42	175	150
	UnitedHealth Group Inc.	4.250%	3/15/43	125	114
	UnitedHealth Group Inc.	4.750%	7/15/45	305	292
	UnitedHealth Group Inc.	4.200%	1/15/47	210	185
	UnitedHealth Group Inc.	4.250%	4/15/47	290	254
	UnitedHealth Group Inc.	4.250%	6/15/48	300	264
	UnitedHealth Group Inc.	4.450%	12/15/48	150	137
	UnitedHealth Group Inc.	3.700%	8/15/49	310	250
	UnitedHealth Group Inc.	3.250%	5/15/51	750	558
	UnitedHealth Group Inc.	5.875%	2/15/53	200	222
	UnitedHealth Group Inc.	5.050%	4/15/53	269	267
	UnitedHealth Group Inc.	3.875%	8/15/59	420	343
	UnitedHealth Group Inc.	3.125%	5/15/60	250	174
	UnitedHealth Group Inc.	6.050%	2/15/63	200	226
	UnitedHealth Group Inc.	5.200%	4/15/63	300	299
	Universal Health Services Inc.	2.650%	10/15/30	300	245
	UPMC	3.600%	4/3/25	125	120
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	844
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	178
	Viatris Inc.	1.650%	6/22/25	175	161
	Viatris Inc.	2.300%	6/22/27	175	153
	Viatris Inc.	4.000%	6/22/50	250	165
	WakeMed	3.286%	10/1/52	200	139
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	45
	Wyeth LLC	6.500%	2/1/34	150	168
	Wyeth LLC	6.000%	2/15/36	85	92
	Wyeth LLC	5.950%	4/1/37	385	421
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	25
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	188
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	236
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	166
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	127
	Zoetis Inc.	4.500%	11/13/25	100	98
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.000%	9/12/27	150	140
	Zoetis Inc.	3.900%	8/20/28	100	96
	Zoetis Inc.	2.000%	5/15/30	150	125
	Zoetis Inc.	5.600%	11/16/32	250	261
	Zoetis Inc.	4.700%	2/1/43	175	163
	Zoetis Inc.	3.950%	9/12/47	150	125
	Zoetis Inc.	4.450%	8/20/48	75	67
					124,863
Industrials (2.0%)
	3M Co.	2.000%	2/14/25	150	142
	3M Co.	2.650%	4/15/25	100	95
	3M Co.	3.000%	8/7/25	100	96
	3M Co.	2.250%	9/19/26	150	137
	3M Co.	2.875%	10/15/27	125	114
	3M Co.	3.375%	3/1/29	150	138
	3M Co.	2.375%	8/26/29	360	309
	3M Co.	3.125%	9/19/46	75	53
	3M Co.	3.625%	10/15/47	100	77
	3M Co.	4.000%	9/14/48	250	219
	3M Co.	3.250%	8/26/49	300	218
	3M Co.	3.700%	4/15/50	125	99
	Allegion plc	3.500%	10/1/29	75	66
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	162
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	131	109
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	37	34
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	104	96
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	105	93
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	36	33
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	42	36
	Amphenol Corp.	2.050%	3/1/25	40	38
	Amphenol Corp.	4.350%	6/1/29	100	97
	Amphenol Corp.	2.800%	2/15/30	275	241
	Amphenol Corp.	2.200%	9/15/31	100	82
	Block Financial LLC	5.250%	10/1/25	100	98
	Block Financial LLC	3.875%	8/15/30	200	176
	BNSF Funding Trust I	6.613%	12/15/55	65	63
	Boeing Co.	2.850%	10/30/24	100	96
	Boeing Co.	2.500%	3/1/25	145	137
	Boeing Co.	4.875%	5/1/25	795	784
	Boeing Co.	2.196%	2/4/26	1,200	1,102
	Boeing Co.	3.100%	5/1/26	100	94
	Boeing Co.	2.250%	6/15/26	50	45
	Boeing Co.	2.700%	2/1/27	195	178
	Boeing Co.	2.800%	3/1/27	50	46
	Boeing Co.	5.040%	5/1/27	360	356
	Boeing Co.	3.250%	3/1/28	100	91
	Boeing Co.	3.450%	11/1/28	250	227
	Boeing Co.	3.200%	3/1/29	200	179
	Boeing Co.	2.950%	2/1/30	190	165
	Boeing Co.	5.150%	5/1/30	695	688
	Boeing Co.	6.125%	2/15/33	75	78
	Boeing Co.	3.600%	5/1/34	350	298
	Boeing Co.	3.250%	2/1/35	190	154
	Boeing Co.	6.625%	2/15/38	50	53
	Boeing Co.	3.550%	3/1/38	50	39
	Boeing Co.	3.500%	3/1/39	75	57
	Boeing Co.	6.875%	3/15/39	100	110
	Boeing Co.	5.875%	2/15/40	75	75
	Boeing Co.	5.705%	5/1/40	740	738
	Boeing Co.	3.375%	6/15/46	75	52
	Boeing Co.	3.650%	3/1/47	55	39
	Boeing Co.	3.625%	3/1/48	75	53
	Boeing Co.	3.850%	11/1/48	60	44
	Boeing Co.	3.900%	5/1/49	150	115
	Boeing Co.	3.750%	2/1/50	150	113
	Boeing Co.	5.805%	5/1/50	530	527

44

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.825%	3/1/59	200	143
Boeing Co.	3.950%	8/1/59	75	55
Boeing Co.	5.930%	5/1/60	735	728
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	146
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	96
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	73
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	215
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	137
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	123
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	256
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	227
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	181
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	159
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	124
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	97
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	138
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	109
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	70
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	124
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	109
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	321
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	174
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	317
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	142
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	137
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	332
Canadian National Railway Co.	2.950%	11/21/24	233	225
Canadian National Railway Co.	6.250%	8/1/34	75	83
Canadian National Railway Co.	6.200%	6/1/36	75	83
Canadian National Railway Co.	6.375%	11/15/37	100	111
Canadian National Railway Co.	3.200%	8/2/46	100	74
Canadian National Railway Co.	2.450%	5/1/50	425	271
Canadian Pacific Railway Co.	2.875%	11/15/29	100	89
Canadian Pacific Railway Co.	2.050%	3/5/30	200	168
Canadian Pacific Railway Co.	7.125%	10/15/31	100	113
Canadian Pacific Railway Co.	2.450%	12/2/31	250	220
Canadian Pacific Railway Co.	5.950%	5/15/37	80	84
Canadian Pacific Railway Co.	3.000%	12/2/41	178	146
Canadian Pacific Railway Co.	4.300%	5/15/43	75	66
Canadian Pacific Railway Co.	4.950%	8/15/45	125	117
Canadian Pacific Railway Co.	4.700%	5/1/48	225	204
Canadian Pacific Railway Co.	3.100%	12/2/51	500	355
Canadian Pacific Railway Co.	6.125%	9/15/15	120	125
Carrier Global Corp.	2.242%	2/15/25	400	379
Carrier Global Corp.	2.493%	2/15/27	250	228
Carrier Global Corp.	2.722%	2/15/30	355	306
Carrier Global Corp.	2.700%	2/15/31	85	72
Carrier Global Corp.	3.377%	4/5/40	300	230
Carrier Global Corp.	3.577%	4/5/50	400	296
Caterpillar Financial Services Corp.	0.600%	9/13/24	200	189
Caterpillar Financial Services Corp.	2.150%	11/8/24	300	288
Caterpillar Financial Services Corp.	3.250%	12/1/24	277	269
Caterpillar Financial Services Corp.	4.900%	1/17/25	200	199
Caterpillar Financial Services Corp.	1.450%	5/15/25	100	93
Caterpillar Financial Services Corp.	3.650%	8/12/25	300	291
Caterpillar Financial Services Corp.	0.800%	11/13/25	400	363
Caterpillar Financial Services Corp.	0.900%	3/2/26	300	270
Caterpillar Financial Services Corp.	4.350%	5/15/26	200	197
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	93
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	178
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	181
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	289
Caterpillar Inc.	2.600%	9/19/29	200	180
Caterpillar Inc.	2.600%	4/9/30	120	107
Caterpillar Inc.	6.050%	8/15/36	100	110
Caterpillar Inc.	5.200%	5/27/41	150	156
Caterpillar Inc.	3.803%	8/15/42	243	213
Caterpillar Inc.	3.250%	9/19/49	200	157
Caterpillar Inc.	3.250%	4/9/50	200	158
Caterpillar Inc.	4.750%	5/15/64	100	95
Cintas Corp. No. 2	3.700%	4/1/27	175	169
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	1.450%	7/15/26	200	177
	CNH Industrial NV	3.850%	11/15/27	100	94
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	26	26
	CSX Corp.	3.400%	8/1/24	62	61
	CSX Corp.	3.350%	11/1/25	150	144
	CSX Corp.	3.250%	6/1/27	150	141
	CSX Corp.	3.800%	3/1/28	350	334
	CSX Corp.	4.250%	3/15/29	200	194
	CSX Corp.	2.400%	2/15/30	172	148
	CSX Corp.	4.100%	11/15/32	87	82
	CSX Corp.	6.220%	4/30/40	152	165
	CSX Corp.	5.500%	4/15/41	225	228
	CSX Corp.	4.750%	5/30/42	210	193
	CSX Corp.	4.100%	3/15/44	150	129
	CSX Corp.	4.300%	3/1/48	250	218
	CSX Corp.	4.500%	3/15/49	225	201
	CSX Corp.	3.350%	9/15/49	265	196
	CSX Corp.	4.500%	11/15/52	162	146
	CSX Corp.	4.500%	8/1/54	25	22
	CSX Corp.	4.250%	11/1/66	150	124
	CSX Corp.	4.650%	3/1/68	75	67
	Cummins Inc.	0.750%	9/1/25	400	364
	Cummins Inc.	2.600%	9/1/50	200	129
	Deere & Co.	2.750%	4/15/25	100	96
	Deere & Co.	5.375%	10/16/29	125	129
	Deere & Co.	7.125%	3/3/31	100	116
	Deere & Co.	3.900%	6/9/42	250	227
	Deere & Co.	2.875%	9/7/49	200	151
	Deere & Co.	3.750%	4/15/50	175	155
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	123	109
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	194
	Dover Corp.	3.150%	11/15/25	200	189
	Dover Corp.	2.950%	11/4/29	75	66
	Eaton Corp.	3.103%	9/15/27	128	120
	Eaton Corp.	4.150%	3/15/33	236	224
	Eaton Corp.	4.150%	11/2/42	150	133
	Eaton Corp.	4.700%	8/23/52	228	219
	Emerson Electric Co.	2.000%	12/21/28	200	173
	Emerson Electric Co.	1.950%	10/15/30	100	83
	Emerson Electric Co.	2.200%	12/21/31	200	166
	Emerson Electric Co.	2.750%	10/15/50	150	100
	Emerson Electric Co.	2.800%	12/21/51	200	136
	FedEx Corp.	3.250%	4/1/26	100	96
	FedEx Corp.	3.100%	8/5/29	200	180
	FedEx Corp.	4.250%	5/15/30	100	96
	FedEx Corp.	3.900%	2/1/35	200	176
	FedEx Corp.	4.100%	4/15/43	75	61
	FedEx Corp.	4.100%	2/1/45	125	101
	FedEx Corp.	4.750%	11/15/45	250	223
	FedEx Corp.	4.550%	4/1/46	225	193
	FedEx Corp.	4.400%	1/15/47	125	106
	FedEx Corp.	4.050%	2/15/48	200	160
	FedEx Corp.	4.950%	10/17/48	250	229
	FedEx Corp.	5.250%	5/15/50	250	240
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	433	354
	Fortive Corp.	3.150%	6/15/26	150	142
	Fortive Corp.	4.300%	6/15/46	100	80
	GE Capital Funding LLC	3.450%	5/15/25	445	425
	GE Capital Funding LLC	4.550%	5/15/32	200	194
	General Dynamics Corp.	2.375%	11/15/24	320	307
	General Dynamics Corp.	3.250%	4/1/25	150	145
	General Dynamics Corp.	3.500%	5/15/25	200	194
	General Dynamics Corp.	3.500%	4/1/27	100	96
	General Dynamics Corp.	2.625%	11/15/27	200	183
	General Dynamics Corp.	3.750%	5/15/28	200	192
	General Dynamics Corp.	3.625%	4/1/30	200	188
	General Dynamics Corp.	4.250%	4/1/40	150	138
	General Dynamics Corp.	3.600%	11/15/42	100	83

45

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Electric Co.	5.875%	1/14/38	560	602
	GXO Logistics Inc.	2.650%	7/15/31	250	195
	Hexcel Corp.	4.200%	2/15/27	72	68
	Honeywell International Inc.	2.300%	8/15/24	425	411
	Honeywell International Inc.	1.350%	6/1/25	275	257
	Honeywell International Inc.	2.500%	11/1/26	50	47
	Honeywell International Inc.	1.100%	3/1/27	250	220
	Honeywell International Inc.	4.950%	2/15/28	90	91
	Honeywell International Inc.	4.250%	1/15/29	200	195
	Honeywell International Inc.	2.700%	8/15/29	100	89
	Honeywell International Inc.	1.950%	6/1/30	1,000	841
	Honeywell International Inc.	1.750%	9/1/31	250	201
	Honeywell International Inc.	5.000%	2/15/33	197	201
	Honeywell International Inc.	4.500%	1/15/34	200	196
	Honeywell International Inc.	5.700%	3/15/37	200	213
	Honeywell International Inc.	5.375%	3/1/41	150	155
	Hubbell Inc.	3.350%	3/1/26	75	71
	Hubbell Inc.	3.150%	8/15/27	50	46
	Hubbell Inc.	3.500%	2/15/28	175	164
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	92
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	168
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	185
	IDEX Corp.	3.000%	5/1/30	75	66
	Illinois Tool Works Inc.	2.650%	11/15/26	300	281
	Illinois Tool Works Inc.	4.875%	9/15/41	75	74
	Illinois Tool Works Inc.	3.900%	9/1/42	250	221
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	193
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	125	114
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	126	107
	John Deere Capital Corp.	0.625%	9/10/24	200	189
	John Deere Capital Corp.	2.050%	1/9/25	350	334
	John Deere Capital Corp.	1.250%	1/10/25	500	472
	John Deere Capital Corp.	3.450%	3/13/25	300	291
	John Deere Capital Corp.	3.400%	9/11/25	75	72
	John Deere Capital Corp.	4.800%	1/9/26	200	199
	John Deere Capital Corp.	0.700%	1/15/26	300	270
	John Deere Capital Corp.	2.650%	6/10/26	100	94
	John Deere Capital Corp.	1.050%	6/17/26	200	180
	John Deere Capital Corp.	2.250%	9/14/26	125	115
	John Deere Capital Corp.	2.350%	3/8/27	200	183
	John Deere Capital Corp.	2.800%	9/8/27	150	139
	John Deere Capital Corp.	4.150%	9/15/27	200	195
	John Deere Capital Corp.	3.050%	1/6/28	100	94
	John Deere Capital Corp.	4.750%	1/20/28	200	200
	John Deere Capital Corp.	3.450%	3/7/29	50	47
	John Deere Capital Corp.	2.800%	7/18/29	150	135
	John Deere Capital Corp.	2.450%	1/9/30	325	285
	Johnson Controls International plc	3.625%	7/2/24	126	123
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	40
	Johnson Controls International plc	4.625%	7/2/44	175	157
	Johnson Controls International plc	5.125%	9/14/45	14	13
	Johnson Controls International plc	4.500%	2/15/47	100	87
	Johnson Controls International plc	4.950%	7/2/64	72	64
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	160
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	71
	Kansas City Southern	3.500%	5/1/50	100	74
	Kennametal Inc.	4.625%	6/15/28	120	114
	Keysight Technologies Inc.	4.550%	10/30/24	195	192
	Keysight Technologies Inc.	4.600%	4/6/27	125	123
	Keysight Technologies Inc.	3.000%	10/30/29	100	88
	Kirby Corp.	4.200%	3/1/28	300	281
	L3Harris Technologies Inc.	3.832%	4/27/25	200	194
	L3Harris Technologies Inc.	3.850%	12/15/26	50	48
	L3Harris Technologies Inc.	4.400%	6/15/28	175	169
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	5.054%	4/27/45	100	92
	Legrand France SA	8.500%	2/15/25	68	71
	Lennox International Inc.	3.000%	11/15/23	100	99
	Lennox International Inc.	1.700%	8/1/27	50	43
	Lockheed Martin Corp.	3.550%	1/15/26	190	184
	Lockheed Martin Corp.	5.100%	11/15/27	250	254
	Lockheed Martin Corp.	4.450%	5/15/28	100	99
	Lockheed Martin Corp.	3.900%	6/15/32	100	94
	Lockheed Martin Corp.	5.250%	1/15/33	250	259
	Lockheed Martin Corp.	3.600%	3/1/35	150	134
	Lockheed Martin Corp.	4.500%	5/15/36	100	97
	Lockheed Martin Corp.	6.150%	9/1/36	300	333
	Lockheed Martin Corp.	4.070%	12/15/42	270	240
	Lockheed Martin Corp.	3.800%	3/1/45	100	84
	Lockheed Martin Corp.	4.700%	5/15/46	275	265
	Lockheed Martin Corp.	2.800%	6/15/50	175	124
	Lockheed Martin Corp.	4.090%	9/15/52	331	291
	Lockheed Martin Corp.	4.150%	6/15/53	250	220
	Lockheed Martin Corp.	5.700%	11/15/54	250	278
	Lockheed Martin Corp.	5.200%	2/15/55	115	119
	Lockheed Martin Corp.	4.300%	6/15/62	125	111
	Lockheed Martin Corp.	5.900%	11/15/63	134	153
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	400	401
	Norfolk Southern Corp.	3.650%	8/1/25	50	48
	Norfolk Southern Corp.	2.900%	6/15/26	310	292
	Norfolk Southern Corp.	7.800%	5/15/27	60	66
	Norfolk Southern Corp.	3.150%	6/1/27	125	117
	Norfolk Southern Corp.	3.800%	8/1/28	113	107
	Norfolk Southern Corp.	2.550%	11/1/29	200	173
	Norfolk Southern Corp.	3.000%	3/15/32	200	172
	Norfolk Southern Corp.	4.837%	10/1/41	113	104
	Norfolk Southern Corp.	4.450%	6/15/45	75	65
	Norfolk Southern Corp.	4.650%	1/15/46	75	67
	Norfolk Southern Corp.	4.150%	2/28/48	25	21
	Norfolk Southern Corp.	4.100%	5/15/49	73	61
	Norfolk Southern Corp.	3.400%	11/1/49	75	55
	Norfolk Southern Corp.	3.050%	5/15/50	350	243
	Norfolk Southern Corp.	4.050%	8/15/52	239	197
	Norfolk Southern Corp.	3.155%	5/15/55	438	300
	Norfolk Southern Corp.	4.100%	5/15/21	100	71
	Northrop Grumman Corp.	2.930%	1/15/25	275	264
	Northrop Grumman Corp.	3.200%	2/1/27	150	142
	Northrop Grumman Corp.	3.250%	1/15/28	100	94
	Northrop Grumman Corp.	4.400%	5/1/30	290	283
	Northrop Grumman Corp.	4.700%	3/15/33	100	98
	Northrop Grumman Corp.	5.150%	5/1/40	90	89
	Northrop Grumman Corp.	5.050%	11/15/40	150	145
	Northrop Grumman Corp.	4.750%	6/1/43	275	257
	Northrop Grumman Corp.	4.030%	10/15/47	380	326
	Northrop Grumman Corp.	5.250%	5/1/50	310	316
	Northrop Grumman Corp.	4.950%	3/15/53	100	98
	Nvent Finance Sarl	4.550%	4/15/28	100	94
	Oshkosh Corp.	4.600%	5/15/28	185	178
	Oshkosh Corp.	3.100%	3/1/30	60	52
	Otis Worldwide Corp.	2.293%	4/5/27	200	182
	Otis Worldwide Corp.	2.565%	2/15/30	300	259
	Otis Worldwide Corp.	3.112%	2/15/40	400	309
	Otis Worldwide Corp.	3.362%	2/15/50	150	110
	PACCAR Financial Corp.	2.150%	8/15/24	75	72
	PACCAR Financial Corp.	1.800%	2/6/25	60	57
	Parker-Hannifin Corp.	3.300%	11/21/24	290	280
	Parker-Hannifin Corp.	3.250%	3/1/27	125	118
	Parker-Hannifin Corp.	4.250%	9/15/27	215	209
	Parker-Hannifin Corp.	3.250%	6/14/29	75	68
	Parker-Hannifin Corp.	6.250%	5/15/38	150	161
	Parker-Hannifin Corp.	4.450%	11/21/44	200	178
	Parker-Hannifin Corp.	4.000%	6/14/49	215	179
	Precision Castparts Corp.	3.250%	6/15/25	175	169
	Precision Castparts Corp.	4.375%	6/15/45	200	179

46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	2.900%	10/1/30	400	340
	Raytheon Technologies Corp.	3.950%	8/16/25	400	392
	Raytheon Technologies Corp.	3.500%	3/15/27	300	285
	Raytheon Technologies Corp.	3.125%	5/4/27	225	211
	Raytheon Technologies Corp.	7.200%	8/15/27	25	27
	Raytheon Technologies Corp.	4.125%	11/16/28	537	517
	Raytheon Technologies Corp.	2.250%	7/1/30	300	253
	Raytheon Technologies Corp.	1.900%	9/1/31	200	160
	Raytheon Technologies Corp.	2.375%	3/15/32	200	164
	Raytheon Technologies Corp.	5.150%	2/27/33	200	203
	Raytheon Technologies Corp.	5.400%	5/1/35	150	153
	Raytheon Technologies Corp.	6.050%	6/1/36	100	107
	Raytheon Technologies Corp.	6.125%	7/15/38	50	54
	Raytheon Technologies Corp.	4.450%	11/16/38	175	161
	Raytheon Technologies Corp.	4.700%	12/15/41	50	46
	Raytheon Technologies Corp.	4.500%	6/1/42	675	622
	Raytheon Technologies Corp.	4.800%	12/15/43	65	61
	Raytheon Technologies Corp.	4.150%	5/15/45	200	171
	Raytheon Technologies Corp.	3.750%	11/1/46	200	161
	Raytheon Technologies Corp.	4.350%	4/15/47	250	222
	Raytheon Technologies Corp.	4.050%	5/4/47	107	91
	Raytheon Technologies Corp.	4.625%	11/16/48	350	326
	Raytheon Technologies Corp.	3.125%	7/1/50	179	130
	Raytheon Technologies Corp.	2.820%	9/1/51	200	134
	Raytheon Technologies Corp.	3.030%	3/15/52	200	141
	Raytheon Technologies Corp.	5.375%	2/27/53	200	208
[5]	Regal Rexnord Corp.	6.050%	2/15/26	100	100
[5]	Regal Rexnord Corp.	6.050%	4/15/28	250	248
[5]	Regal Rexnord Corp.	6.300%	2/15/30	200	199
[5]	Regal Rexnord Corp.	6.400%	4/15/33	225	225
	Republic Services Inc.	2.500%	8/15/24	200	193
	Republic Services Inc.	0.875%	11/15/25	500	450
	Republic Services Inc.	6.200%	3/1/40	175	190
	Republic Services Inc.	5.700%	5/15/41	100	104
	Rockwell Automation Inc.	3.500%	3/1/29	100	94
	Rockwell Automation Inc.	1.750%	8/15/31	200	161
	Rockwell Automation Inc.	4.200%	3/1/49	125	112
	Rockwell Automation Inc.	2.800%	8/15/61	200	131
	Ryder System Inc.	2.500%	9/1/24	50	48
	Ryder System Inc.	4.625%	6/1/25	193	189
	Ryder System Inc.	2.900%	12/1/26	100	92
	Ryder System Inc.	5.650%	3/1/28	100	100
	Ryder System Inc.	5.250%	6/1/28	200	198
	Snap-on Inc.	3.250%	3/1/27	50	47
	Snap-on Inc.	4.100%	3/1/48	75	66
	Snap-on Inc.	3.100%	5/1/50	75	56
	Southwest Airlines Co.	5.250%	5/4/25	600	594
	Southwest Airlines Co.	3.000%	11/15/26	100	92
	Southwest Airlines Co.	5.125%	6/15/27	475	471
	Southwest Airlines Co.	3.450%	11/16/27	50	46
	Southwest Airlines Co.	2.625%	2/10/30	100	85
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	15	13
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	95
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	70
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	78
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	305
	Textron Inc.	4.000%	3/15/26	200	193
	Textron Inc.	3.650%	3/15/27	250	235
	Textron Inc.	3.900%	9/17/29	225	207
	Timken Co.	3.875%	9/1/24	100	98
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	202
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	128
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	364
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	72
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	212
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	66
	Trimble Inc.	4.750%	12/1/24	93	91
	Trimble Inc.	4.900%	6/15/28	50	49
	Tyco Electronics Group SA	3.450%	8/1/24	125	122
	Tyco Electronics Group SA	3.125%	8/15/27	200	187
	Tyco Electronics Group SA	2.500%	2/4/32	200	168
	Tyco Electronics Group SA	7.125%	10/1/37	125	145
	Union Pacific Corp.	3.250%	1/15/25	206	200
	Union Pacific Corp.	3.750%	7/15/25	560	544
	Union Pacific Corp.	2.750%	3/1/26	75	71
	Union Pacific Corp.	2.150%	2/5/27	513	469
	Union Pacific Corp.	2.400%	2/5/30	200	174
	Union Pacific Corp.	2.800%	2/14/32	100	86
	Union Pacific Corp.	3.375%	2/1/35	100	86
	Union Pacific Corp.	2.891%	4/6/36	500	399
	Union Pacific Corp.	3.600%	9/15/37	90	77
	Union Pacific Corp.	3.250%	2/5/50	200	149
	Union Pacific Corp.	2.950%	3/10/52	250	174
	Union Pacific Corp.	4.950%	9/9/52	110	109
	Union Pacific Corp.	3.500%	2/14/53	600	464
	Union Pacific Corp.	3.875%	2/1/55	100	81
	Union Pacific Corp.	3.950%	8/15/59	100	81
	Union Pacific Corp.	3.839%	3/20/60	386	307
	Union Pacific Corp.	2.973%	9/16/62	325	212
	Union Pacific Corp.	3.799%	4/6/71	535	410
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	43	42
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	56	53
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	36	31
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	35	30
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	496	492
	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	225	229
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	116	105
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	284	256
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	53	47
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	150	137
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	86	73
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	137	131
	United Parcel Service Inc.	2.800%	11/15/24	186	180
	United Parcel Service Inc.	3.900%	4/1/25	300	294
	United Parcel Service Inc.	2.400%	11/15/26	399	372
	United Parcel Service Inc.	3.400%	3/15/29	100	94
	United Parcel Service Inc.	2.500%	9/1/29	100	89
	United Parcel Service Inc.	4.875%	3/3/33	200	202
	United Parcel Service Inc.	6.200%	1/15/38	173	194
	United Parcel Service Inc.	5.200%	4/1/40	255	261
	United Parcel Service Inc.	4.875%	11/15/40	75	74
	United Parcel Service Inc.	3.625%	10/1/42	100	83
	United Parcel Service Inc.	3.400%	11/15/46	110	85
	United Parcel Service Inc.	4.250%	3/15/49	125	113
	United Parcel Service Inc.	3.400%	9/1/49	200	158
	United Parcel Service Inc.	5.300%	4/1/50	300	315
	United Parcel Service Inc.	5.050%	3/3/53	200	203
	Valmont Industries Inc.	5.000%	10/1/44	150	132
	Valmont Industries Inc.	5.250%	10/1/54	75	67
	Waste Connections Inc.	4.250%	12/1/28	51	49
	Waste Connections Inc.	3.500%	5/1/29	200	184
	Waste Connections Inc.	2.600%	2/1/30	139	120
	Waste Connections Inc.	2.200%	1/15/32	200	162
	Waste Connections Inc.	4.200%	1/15/33	132	124
	Waste Connections Inc.	3.050%	4/1/50	75	52

47

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	2.950%	1/15/52	200	137
	Waste Management Inc.	0.750%	11/15/25	100	90
	Waste Management Inc.	3.150%	11/15/27	125	117
	Waste Management Inc.	1.500%	3/15/31	200	159
	Waste Management Inc.	4.625%	2/15/33	88	86
	Waste Management Inc.	2.950%	6/1/41	200	148
	Waste Management Inc.	2.500%	11/15/50	200	128
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	342
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	170
	WW Grainger Inc.	1.850%	2/15/25	75	71
	WW Grainger Inc.	3.750%	5/15/46	75	61
	WW Grainger Inc.	4.200%	5/15/47	75	66
	Xylem Inc.	3.250%	11/1/26	100	94
	Xylem Inc.	1.950%	1/30/28	100	88
	Xylem Inc.	2.250%	1/30/31	100	83
	Xylem Inc.	4.375%	11/1/46	100	85
					80,392
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	200	195
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	170
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	149
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	143
	Albemarle Corp.	5.450%	12/1/44	75	71
	Albemarle Corp.	5.650%	6/1/52	300	286
	Amcor Finance USA Inc.	5.625%	5/26/33	48	47
	Amcor Flexibles North America Inc.	4.000%	5/17/25	91	88
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	45
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	104
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	164
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	175
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	171
	ArcelorMittal SA	4.550%	3/11/26	100	98
	ArcelorMittal SA	6.550%	11/29/27	200	206
	ArcelorMittal SA	4.250%	7/16/29	100	95
	ArcelorMittal SA	6.800%	11/29/32	180	185
	ArcelorMittal SA	7.000%	10/15/39	100	105
	ArcelorMittal SA	6.750%	3/1/41	100	102
	Avery Dennison Corp.	4.875%	12/6/28	75	74
	Barrick Gold Corp.	6.450%	10/15/35	75	79
	Barrick North America Finance LLC	5.700%	5/30/41	450	455
	Barrick North America Finance LLC	5.750%	5/1/43	150	154
	Berry Global Inc.	1.570%	1/15/26	400	361
[5]	Berry Global Inc.	5.500%	4/15/28	200	197
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	199
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	199
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	200	199
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	135
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	570
	Cabot Corp.	4.000%	7/1/29	55	51
	Carlisle Cos. Inc.	3.500%	12/1/24	50	48
	Carlisle Cos. Inc.	3.750%	12/1/27	125	119
	Carlisle Cos. Inc.	2.750%	3/1/30	150	128
	Celanese US Holdings LLC	5.900%	7/5/24	200	200
	Celanese US Holdings LLC	6.050%	3/15/25	300	299
	Celanese US Holdings LLC	6.165%	7/15/27	400	399
	Celanese US Holdings LLC	6.330%	7/15/29	200	199
	Celanese US Holdings LLC	6.379%	7/15/32	200	201
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	276
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	167
	CF Industries Inc.	5.150%	3/15/34	200	192
	CF Industries Inc.	4.950%	6/1/43	150	130
	CF Industries Inc.	5.375%	3/15/44	100	91
	Dow Chemical Co.	4.550%	11/30/25	10	10
	Dow Chemical Co.	4.800%	11/30/28	225	223
	Dow Chemical Co.	2.100%	11/15/30	400	330
	Dow Chemical Co.	4.250%	10/1/34	106	96
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	9.400%	5/15/39	203	273
	Dow Chemical Co.	5.250%	11/15/41	100	97
	Dow Chemical Co.	4.625%	10/1/44	200	173
	Dow Chemical Co.	5.550%	11/30/48	100	97
	Dow Chemical Co.	6.900%	5/15/53	150	170
	DuPont de Nemours Inc.	4.493%	11/15/25	350	343
	DuPont de Nemours Inc.	4.725%	11/15/28	425	418
	DuPont de Nemours Inc.	5.319%	11/15/38	300	297
	DuPont de Nemours Inc.	5.419%	11/15/48	375	371
	Eastman Chemical Co.	3.800%	3/15/25	200	195
	Eastman Chemical Co.	4.800%	9/1/42	225	196
	Eastman Chemical Co.	4.650%	10/15/44	150	126
	Ecolab Inc.	2.700%	11/1/26	200	188
	Ecolab Inc.	1.650%	2/1/27	100	90
	Ecolab Inc.	3.250%	12/1/27	100	94
	Ecolab Inc.	5.250%	1/15/28	200	203
	Ecolab Inc.	1.300%	1/30/31	500	394
	Ecolab Inc.	2.125%	2/1/32	100	82
	Ecolab Inc.	2.700%	12/15/51	100	66
	Ecolab Inc.	2.750%	8/18/55	100	64
	EIDP Inc.	1.700%	7/15/25	100	93
	EIDP Inc.	4.500%	5/15/26	100	98
	EIDP Inc.	2.300%	7/15/30	100	84
	EIDP Inc.	4.800%	5/15/33	100	98
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	146
	FMC Corp.	5.150%	5/18/26	100	98
	FMC Corp.	3.200%	10/1/26	50	46
	FMC Corp.	3.450%	10/1/29	100	88
	FMC Corp.	5.650%	5/18/33	100	98
	FMC Corp.	4.500%	10/1/49	100	77
	FMC Corp.	6.375%	5/18/53	100	102
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/27	200	196
	Freeport-McMoRan Inc.	4.125%	3/1/28	100	94
	Freeport-McMoRan Inc.	4.375%	8/1/28	100	94
	Freeport-McMoRan Inc.	5.250%	9/1/29	100	98
	Freeport-McMoRan Inc.	4.250%	3/1/30	100	92
	Freeport-McMoRan Inc.	4.625%	8/1/30	200	189
	Freeport-McMoRan Inc.	5.400%	11/14/34	100	97
	Freeport-McMoRan Inc.	5.450%	3/15/43	300	280
	Georgia-Pacific LLC	7.375%	12/1/25	100	104
	Georgia-Pacific LLC	8.875%	5/15/31	250	308
	Huntsman International LLC	2.950%	6/15/31	100	80
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	47
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	69
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	85
	International Paper Co.	5.000%	9/15/35	100	96
	International Paper Co.	6.000%	11/15/41	100	103
	International Paper Co.	4.800%	6/15/44	200	177
	International Paper Co.	4.400%	8/15/47	200	168
	Kinross Gold Corp.	4.500%	7/15/27	25	24
[5]	Kinross Gold Corp.	6.250%	7/15/33	100	99
	Linde Inc.	2.650%	2/5/25	147	141
	Linde Inc.	4.700%	12/5/25	200	198
	Linde Inc.	1.100%	8/10/30	300	239
	Linde Inc.	3.550%	11/7/42	50	41
	LYB International Finance BV	5.250%	7/15/43	200	182
	LYB International Finance III LLC	1.250%	10/1/25	491	444
	LYB International Finance III LLC	5.625%	5/15/33	52	52
	LYB International Finance III LLC	3.375%	10/1/40	200	148
	LYB International Finance III LLC	4.200%	10/15/49	135	103
	LYB International Finance III LLC	3.625%	4/1/51	280	194
	LyondellBasell Industries NV	4.625%	2/26/55	425	347
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	99
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	47
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	93
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	85
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	122
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	146

48

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Martin Marietta Materials Inc.	3.200%	7/15/51	220	153
Mosaic Co.	4.050%	11/15/27	200	191
Mosaic Co.	5.450%	11/15/33	100	98
Mosaic Co.	4.875%	11/15/41	50	43
Mosaic Co.	5.625%	11/15/43	100	94
Newmont Corp.	2.800%	10/1/29	150	129
Newmont Corp.	2.250%	10/1/30	200	164
Newmont Corp.	2.600%	7/15/32	200	163
Newmont Corp.	5.875%	4/1/35	100	102
Newmont Corp.	6.250%	10/1/39	225	238
Newmont Corp.	5.450%	6/9/44	200	196
Nucor Corp.	2.000%	6/1/25	100	94
Nucor Corp.	3.950%	5/1/28	100	95
Nucor Corp.	2.700%	6/1/30	100	87
Nucor Corp.	3.125%	4/1/32	100	87
Nucor Corp.	6.400%	12/1/37	100	110
Nucor Corp.	2.979%	12/15/55	300	192
Nutrien Ltd.	3.000%	4/1/25	250	238
Nutrien Ltd.	5.950%	11/7/25	200	201
Nutrien Ltd.	4.000%	12/15/26	50	48
Nutrien Ltd.	4.900%	3/27/28	200	197
Nutrien Ltd.	4.125%	3/15/35	250	219
Nutrien Ltd.	5.625%	12/1/40	275	266
Nutrien Ltd.	4.900%	6/1/43	50	45
Nutrien Ltd.	5.250%	1/15/45	191	177
Nutrien Ltd.	5.000%	4/1/49	100	90
Nutrien Ltd.	5.800%	3/27/53	45	45
Owens Corning	3.400%	8/15/26	200	189
Owens Corning	3.950%	8/15/29	100	93
Owens Corning	3.875%	6/1/30	50	46
Owens Corning	4.300%	7/15/47	200	164
Owens Corning	4.400%	1/30/48	75	62
Packaging Corp. of America	3.400%	12/15/27	100	93
Packaging Corp. of America	3.000%	12/15/29	140	122
Packaging Corp. of America	4.050%	12/15/49	90	72
Packaging Corp. of America	3.050%	10/1/51	200	132
PPG Industries Inc.	2.400%	8/15/24	200	192
PPG Industries Inc.	2.550%	6/15/30	300	256
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	163
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	243
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	83
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	239
Rio Tinto Finance USA plc	5.000%	3/9/33	200	202
Rio Tinto Finance USA plc	4.750%	3/22/42	150	143
Rio Tinto Finance USA plc	4.125%	8/21/42	250	220
Rio Tinto Finance USA plc	5.125%	3/9/53	200	202
Rohm and Haas Co.	7.850%	7/15/29	125	139
RPM International Inc.	3.750%	3/15/27	50	47
RPM International Inc.	4.250%	1/15/48	200	154
Sherwin-Williams Co.	3.450%	8/1/25	225	216
Sherwin-Williams Co.	4.250%	8/8/25	200	196
Sherwin-Williams Co.	3.950%	1/15/26	200	194
Sherwin-Williams Co.	3.450%	6/1/27	100	94
Sherwin-Williams Co.	2.950%	8/15/29	200	177
Sherwin-Williams Co.	2.300%	5/15/30	100	84
Sherwin-Williams Co.	4.000%	12/15/42	100	81
Sherwin-Williams Co.	4.550%	8/1/45	90	77
Sherwin-Williams Co.	4.500%	6/1/47	300	263
Sherwin-Williams Co.	3.300%	5/15/50	100	71
Sherwin-Williams Co.	2.900%	3/15/52	100	64
Sonoco Products Co.	2.250%	2/1/27	500	446
Sonoco Products Co.	3.125%	5/1/30	105	92
Southern Copper Corp.	3.875%	4/23/25	50	49
Southern Copper Corp.	7.500%	7/27/35	100	116
Southern Copper Corp.	6.750%	4/16/40	325	358
Southern Copper Corp.	5.250%	11/8/42	300	287
Southern Copper Corp.	5.875%	4/23/45	200	205
Steel Dynamics Inc.	2.400%	6/15/25	100	93
Steel Dynamics Inc.	3.450%	4/15/30	125	111
Steel Dynamics Inc.	3.250%	1/15/31	100	87
Steel Dynamics Inc.	3.250%	10/15/50	100	66
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suzano Austria GmbH	6.000%	1/15/29	400	398
Suzano Austria GmbH	5.000%	1/15/30	200	187
Suzano Austria GmbH	3.750%	1/15/31	200	171
Suzano Austria GmbH	3.125%	1/15/32	125	100
Teck Resources Ltd.	3.900%	7/15/30	100	91
Teck Resources Ltd.	6.000%	8/15/40	48	47
Vale Overseas Ltd.	3.750%	7/8/30	100	88
Vale Overseas Ltd.	6.125%	6/12/33	200	200
Vale Overseas Ltd.	8.250%	1/17/34	50	58
Vale Overseas Ltd.	6.875%	11/21/36	310	325
Vale Overseas Ltd.	6.875%	11/10/39	325	341
Vale SA	5.625%	9/11/42	75	72
Vulcan Materials Co.	4.500%	4/1/25	200	196
Vulcan Materials Co.	3.500%	6/1/30	150	136
Vulcan Materials Co.	4.500%	6/15/47	125	109
Westlake Corp.	3.600%	8/15/26	100	94
Westlake Corp.	3.375%	6/15/30	100	87
Westlake Corp.	5.000%	8/15/46	200	173
Westlake Corp.	3.125%	8/15/51	100	63
Westlake Corp.	3.375%	8/15/61	100	61
WestRock MWV LLC	7.950%	2/15/31	250	284
WRKCo Inc.	3.000%	9/15/24	250	241
WRKCo Inc.	4.650%	3/15/26	100	97
WRKCo Inc.	3.375%	9/15/27	250	230
WRKCo Inc.	4.900%	3/15/29	200	193
WRKCo Inc.	3.000%	6/15/33	100	81
				33,193
Real Estate (1.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	243
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	170
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	129
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	366
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	308
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	137
American Homes 4 Rent LP	2.375%	7/15/31	200	159
American Homes 4 Rent LP	3.375%	7/15/51	200	131
American Tower Corp.	2.950%	1/15/25	100	96
American Tower Corp.	4.000%	6/1/25	138	133
American Tower Corp.	1.600%	4/15/26	200	179
American Tower Corp.	1.450%	9/15/26	200	176
American Tower Corp.	3.375%	10/15/26	200	187
American Tower Corp.	2.750%	1/15/27	500	455
American Tower Corp.	3.125%	1/15/27	125	115
American Tower Corp.	3.650%	3/15/27	200	187
American Tower Corp.	1.500%	1/31/28	500	420
American Tower Corp.	3.950%	3/15/29	140	129
American Tower Corp.	3.800%	8/15/29	475	434
American Tower Corp.	2.900%	1/15/30	145	125
American Tower Corp.	2.100%	6/15/30	150	122
American Tower Corp.	2.700%	4/15/31	200	166
American Tower Corp.	2.300%	9/15/31	200	159
American Tower Corp.	4.050%	3/15/32	200	182
American Tower Corp.	3.700%	10/15/49	200	144
American Tower Corp.	3.100%	6/15/50	150	98
AvalonBay Communities Inc.	3.450%	6/1/25	100	96
AvalonBay Communities Inc.	2.950%	5/11/26	150	141
AvalonBay Communities Inc.	2.900%	10/15/26	50	46
AvalonBay Communities Inc.	3.350%	5/15/27	75	70
AvalonBay Communities Inc.	3.200%	1/15/28	75	69
AvalonBay Communities Inc.	2.050%	1/15/32	300	241
AvalonBay Communities Inc.	3.900%	10/15/46	50	39
AvalonBay Communities Inc.	4.350%	4/15/48	60	51
Boston Properties LP	3.200%	1/15/25	111	105
Boston Properties LP	3.650%	2/1/26	100	93

49

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	2.750%	10/1/26	50	44
Boston Properties LP	3.400%	6/21/29	400	337
Boston Properties LP	2.900%	3/15/30	400	323
Boston Properties LP	2.450%	10/1/33	400	289
Boston Properties LP	6.500%	1/15/34	50	50
Brandywine Operating Partnership LP	3.950%	11/15/27	100	79
Brixmor Operating Partnership LP	3.850%	2/1/25	125	120
Brixmor Operating Partnership LP	4.125%	6/15/26	200	187
Brixmor Operating Partnership LP	3.900%	3/15/27	75	69
Brixmor Operating Partnership LP	4.125%	5/15/29	533	476
Brixmor Operating Partnership LP	4.050%	7/1/30	250	226
Camden Property Trust	3.150%	7/1/29	50	44
Camden Property Trust	2.800%	5/15/30	265	231
Camden Property Trust	3.350%	11/1/49	120	87
CBRE Services Inc.	4.875%	3/1/26	125	121
CBRE Services Inc.	2.500%	4/1/31	200	160
CBRE Services Inc.	5.950%	8/15/34	200	198
Corporate Office Properties LP	2.000%	1/15/29	350	267
Crown Castle Inc.	3.200%	9/1/24	250	242
Crown Castle Inc.	1.350%	7/15/25	100	92
Crown Castle Inc.	4.450%	2/15/26	250	244
Crown Castle Inc.	3.700%	6/15/26	175	166
Crown Castle Inc.	2.900%	3/15/27	200	183
Crown Castle Inc.	3.650%	9/1/27	325	304
Crown Castle Inc.	3.800%	2/15/28	425	397
Crown Castle Inc.	4.800%	9/1/28	200	194
Crown Castle Inc.	3.100%	11/15/29	100	87
Crown Castle Inc.	3.300%	7/1/30	115	102
Crown Castle Inc.	2.250%	1/15/31	200	163
Crown Castle Inc.	2.500%	7/15/31	200	164
Crown Castle Inc.	5.100%	5/1/33	200	197
Crown Castle Inc.	2.900%	4/1/41	500	350
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	69
Crown Castle Inc.	4.150%	7/1/50	100	79
Crown Castle Inc.	3.250%	1/15/51	200	137
CubeSmart LP	4.000%	11/15/25	50	47
CubeSmart LP	3.125%	9/1/26	100	92
CubeSmart LP	2.250%	12/15/28	200	169
CubeSmart LP	4.375%	2/15/29	50	47
CubeSmart LP	2.000%	2/15/31	75	59
CubeSmart LP	2.500%	2/15/32	200	159
Digital Realty Trust LP	4.450%	7/15/28	370	348
Digital Realty Trust LP	3.600%	7/1/29	175	156
EPR Properties	4.500%	6/1/27	141	127
EPR Properties	3.600%	11/15/31	375	293
Equinix Inc.	2.625%	11/18/24	200	191
Equinix Inc.	1.250%	7/15/25	100	91
Equinix Inc.	1.000%	9/15/25	500	452
Equinix Inc.	1.450%	5/15/26	200	179
Equinix Inc.	2.900%	11/18/26	100	92
Equinix Inc.	1.800%	7/15/27	100	87
Equinix Inc.	1.550%	3/15/28	500	419
Equinix Inc.	3.200%	11/18/29	450	396
Equinix Inc.	2.150%	7/15/30	250	202
Equinix Inc.	2.500%	5/15/31	200	163
Equinix Inc.	3.000%	7/15/50	100	65
ERP Operating LP	3.375%	6/1/25	125	120
ERP Operating LP	2.850%	11/1/26	50	46
ERP Operating LP	3.500%	3/1/28	100	93
ERP Operating LP	4.150%	12/1/28	70	67
ERP Operating LP	3.000%	7/1/29	75	66
ERP Operating LP	2.500%	2/15/30	150	128
ERP Operating LP	4.500%	7/1/44	150	131
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	78
Essex Portfolio LP	3.875%	5/1/24	50	49
Essex Portfolio LP	3.500%	4/1/25	166	160
Essex Portfolio LP	3.375%	4/15/26	345	327
Essex Portfolio LP	3.625%	5/1/27	100	93
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Essex Portfolio LP	4.000%	3/1/29	100	92
Essex Portfolio LP	3.000%	1/15/30	110	94
Essex Portfolio LP	2.650%	3/15/32	105	85
Essex Portfolio LP	4.500%	3/15/48	120	98
Extra Space Storage LP	5.700%	4/1/28	200	200
Extra Space Storage LP	5.500%	7/1/30	500	496
Federal Realty Investment Trust	3.250%	7/15/27	50	45
Federal Realty Investment Trust	3.200%	6/15/29	25	22
Federal Realty Investment Trust	4.500%	12/1/44	150	118
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	72
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	196
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	171
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	262
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	152
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	173
Healthcare Realty Holdings LP	3.500%	8/1/26	130	120
Healthcare Realty Holdings LP	3.625%	1/15/28	100	89
Healthcare Realty Holdings LP	2.000%	3/15/31	500	384
Healthpeak OP LLC	3.400%	2/1/25	81	78
Healthpeak OP LLC	3.250%	7/15/26	25	23
Healthpeak OP LLC	3.500%	7/15/29	125	112
Healthpeak OP LLC	3.000%	1/15/30	200	174
Healthpeak OP LLC	5.250%	12/15/32	100	98
Healthpeak OP LLC	6.750%	2/1/41	100	106
Highwoods Realty LP	2.600%	2/1/31	250	183
Host Hotels & Resorts LP	2.900%	12/15/31	275	217
Hudson Pacific Properties LP	3.950%	11/1/27	100	73
Hudson Pacific Properties LP	4.650%	4/1/29	25	18
Hudson Pacific Properties LP	3.250%	1/15/30	60	38
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	170
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	152
Kilroy Realty LP	3.450%	12/15/24	50	47
Kilroy Realty LP	4.750%	12/15/28	50	44
Kilroy Realty LP	4.250%	8/15/29	104	88
Kilroy Realty LP	3.050%	2/15/30	200	157
Kilroy Realty LP	2.650%	11/15/33	250	170
Kimco Realty OP LLC	2.800%	10/1/26	125	114
Kimco Realty OP LLC	3.800%	4/1/27	75	70
Kimco Realty OP LLC	1.900%	3/1/28	500	421
Kimco Realty OP LLC	2.700%	10/1/30	100	83
Kimco Realty OP LLC	3.200%	4/1/32	200	166
Kimco Realty OP LLC	4.600%	2/1/33	200	185
Kimco Realty OP LLC	4.125%	12/1/46	50	37
Kimco Realty OP LLC	4.450%	9/1/47	50	41
Kite Realty Group LP	4.000%	10/1/26	200	182
Life Storage LP	3.500%	7/1/26	125	118
Life Storage LP	3.875%	12/15/27	150	139
Life Storage LP	4.000%	6/15/29	25	23
Life Storage LP	2.400%	10/15/31	200	158
LXP Industrial Trust	2.375%	10/1/31	200	152
Mid-America Apartments LP	3.600%	6/1/27	250	237
Mid-America Apartments LP	2.750%	3/15/30	150	131
Mid-America Apartments LP	1.700%	2/15/31	150	119
NNN REIT Inc.	3.500%	10/15/27	350	321
NNN REIT Inc.	4.300%	10/15/28	25	23
NNN REIT Inc.	2.500%	4/15/30	75	62
NNN REIT Inc.	4.800%	10/15/48	50	41
NNN REIT Inc.	3.100%	4/15/50	50	31
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	205
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	198
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	186
Physicians Realty LP	4.300%	3/15/27	100	94

50

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Physicians Realty LP	3.950%	1/15/28	100	91
Physicians Realty LP	2.625%	11/1/31	500	389
Prologis LP	3.250%	6/30/26	175	166
Prologis LP	2.125%	4/15/27	105	95
Prologis LP	3.375%	12/15/27	160	149
Prologis LP	4.875%	6/15/28	100	99
Prologis LP	3.875%	9/15/28	100	95
Prologis LP	4.000%	9/15/28	50	48
Prologis LP	4.375%	2/1/29	200	192
Prologis LP	2.875%	11/15/29	70	61
Prologis LP	2.250%	4/15/30	155	132
Prologis LP	1.750%	7/1/30	200	161
Prologis LP	1.250%	10/15/30	350	272
Prologis LP	2.250%	1/15/32	100	81
Prologis LP	4.750%	6/15/33	100	98
Prologis LP	4.375%	9/15/48	75	64
Prologis LP	3.000%	4/15/50	140	95
Prologis LP	5.250%	6/15/53	200	196
Public Storage	1.500%	11/9/26	225	202
Public Storage	3.094%	9/15/27	100	93
Public Storage	1.950%	11/9/28	225	193
Public Storage	3.385%	5/1/29	100	92
Public Storage	2.250%	11/9/31	225	185
Realty Income Corp.	3.875%	7/15/24	50	49
Realty Income Corp.	3.875%	4/15/25	225	218
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	120
Realty Income Corp.	3.000%	1/15/27	150	139
Realty Income Corp.	3.950%	8/15/27	450	428
Realty Income Corp.	3.650%	1/15/28	190	177
Realty Income Corp.	3.100%	12/15/29	150	131
Realty Income Corp.	1.800%	3/15/33	500	364
Realty Income Corp.	4.650%	3/15/47	175	157
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	70
Regency Centers LP	2.950%	9/15/29	100	86
Regency Centers LP	4.400%	2/1/47	200	161
Regency Centers LP	4.650%	3/15/49	75	63
Rexford Industrial Realty LP	2.150%	9/1/31	200	156
Sabra Health Care LP	5.125%	8/15/26	25	24
Sabra Health Care LP	3.900%	10/15/29	150	123
Sabra Health Care LP	3.200%	12/1/31	100	74
Safehold Operating Partnership LP	2.850%	1/15/32	200	153
Simon Property Group LP	2.000%	9/13/24	145	138
Simon Property Group LP	3.500%	9/1/25	300	288
Simon Property Group LP	3.300%	1/15/26	195	186
Simon Property Group LP	1.375%	1/15/27	500	438
Simon Property Group LP	1.750%	2/1/28	250	214
Simon Property Group LP	2.650%	7/15/30	200	170
Simon Property Group LP	2.200%	2/1/31	250	201
Simon Property Group LP	2.250%	1/15/32	500	391
Simon Property Group LP	2.650%	2/1/32	100	81
Simon Property Group LP	4.250%	11/30/46	100	79
Simon Property Group LP	3.250%	9/13/49	200	134
Simon Property Group LP	3.800%	7/15/50	200	148
Simon Property Group LP	5.850%	3/8/53	89	88
SITE Centers Corp.	3.900%	8/15/24	100	96
SITE Centers Corp.	4.250%	2/1/26	70	66
Spirit Realty LP	3.200%	1/15/27	80	72
Spirit Realty LP	2.100%	3/15/28	300	252
Spirit Realty LP	4.000%	7/15/29	60	53
Spirit Realty LP	3.400%	1/15/30	80	68
STORE Capital Corp.	4.500%	3/15/28	75	66
STORE Capital Corp.	4.625%	3/15/29	100	84
Sun Communities Operating LP	2.300%	11/1/28	200	168
Sun Communities Operating LP	4.200%	4/15/32	200	175
Tanger Properties LP	3.125%	9/1/26	175	155
Tanger Properties LP	3.875%	7/15/27	50	45
UDR Inc.	2.950%	9/1/26	150	137
UDR Inc.	3.500%	7/1/27	150	140
UDR Inc.	3.500%	1/15/28	250	228
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UDR Inc.	3.200%	1/15/30	60	53
	UDR Inc.	3.000%	8/15/31	65	55
	UDR Inc.	1.900%	3/15/33	200	148
	UDR Inc.	3.100%	11/1/34	65	52
	Ventas Realty LP	2.650%	1/15/25	75	71
	Ventas Realty LP	4.125%	1/15/26	75	72
	Ventas Realty LP	3.250%	10/15/26	75	69
	Ventas Realty LP	3.850%	4/1/27	50	47
	Ventas Realty LP	4.000%	3/1/28	125	116
	Ventas Realty LP	3.000%	1/15/30	100	86
	Ventas Realty LP	4.750%	11/15/30	200	190
	Ventas Realty LP	4.875%	4/15/49	80	68
	VICI Properties LP	4.750%	2/15/28	200	190
	VICI Properties LP	4.950%	2/15/30	200	188
	VICI Properties LP	5.125%	5/15/32	200	187
	VICI Properties LP	5.625%	5/15/52	100	91
	Vornado Realty LP	3.500%	1/15/25	100	94
	Welltower OP LLC	3.625%	3/15/24	195	192
	Welltower OP LLC	4.000%	6/1/25	380	367
	Welltower OP LLC	4.250%	4/1/26	150	145
	Welltower OP LLC	2.700%	2/15/27	300	273
	Welltower OP LLC	4.250%	4/15/28	125	118
	Welltower OP LLC	4.125%	3/15/29	250	232
	Welltower OP LLC	2.750%	1/15/31	250	206
	Welltower OP LLC	2.750%	1/15/32	200	162
	Welltower OP LLC	6.500%	3/15/41	25	26
	Welltower OP LLC	4.950%	9/1/48	75	67
	Weyerhaeuser Co.	4.750%	5/15/26	51	50
	Weyerhaeuser Co.	4.000%	11/15/29	150	139
	Weyerhaeuser Co.	4.000%	4/15/30	200	184
	Weyerhaeuser Co.	7.375%	3/15/32	29	32
	Weyerhaeuser Co.	3.375%	3/9/33	100	86
	WP Carey Inc.	4.000%	2/1/25	50	49
	WP Carey Inc.	4.250%	10/1/26	75	72
	WP Carey Inc.	2.250%	4/1/33	500	377
					41,299
Technology (2.5%)
	Adobe Inc.	1.900%	2/1/25	20	19
	Adobe Inc.	3.250%	2/1/25	175	170
	Adobe Inc.	2.150%	2/1/27	180	165
	Adobe Inc.	2.300%	2/1/30	225	197
	Amdocs Ltd.	2.538%	6/15/30	200	167
	Analog Devices Inc.	2.950%	4/1/25	85	82
	Analog Devices Inc.	3.500%	12/5/26	200	193
[5]	Analog Devices Inc.	3.450%	6/15/27	100	95
	Analog Devices Inc.	1.700%	10/1/28	200	172
	Analog Devices Inc.	2.800%	10/1/41	200	149
	Analog Devices Inc.	2.950%	10/1/51	400	283
	Apple Inc.	1.800%	9/11/24	150	144
	Apple Inc.	2.750%	1/13/25	275	265
	Apple Inc.	1.125%	5/11/25	900	839
	Apple Inc.	0.550%	8/20/25	500	457
	Apple Inc.	0.700%	2/8/26	500	451
	Apple Inc.	3.250%	2/23/26	705	679
	Apple Inc.	2.450%	8/4/26	450	422
	Apple Inc.	3.350%	2/9/27	500	480
	Apple Inc.	3.200%	5/11/27	775	740
	Apple Inc.	2.900%	9/12/27	555	521
	Apple Inc.	1.200%	2/8/28	500	433
	Apple Inc.	4.000%	5/10/28	1,000	983
	Apple Inc.	1.400%	8/5/28	475	410
	Apple Inc.	2.200%	9/11/29	430	377
	Apple Inc.	4.150%	5/10/30	88	87
	Apple Inc.	1.250%	8/20/30	500	406
	Apple Inc.	1.650%	2/8/31	500	414
	Apple Inc.	1.700%	8/5/31	200	165
	Apple Inc.	4.300%	5/10/33	177	176
	Apple Inc.	4.500%	2/23/36	225	229
	Apple Inc.	2.375%	2/8/41	500	369
	Apple Inc.	3.850%	5/4/43	450	401
	Apple Inc.	4.450%	5/6/44	200	195

51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.450%	2/9/45	225	189
	Apple Inc.	4.375%	5/13/45	400	379
	Apple Inc.	4.650%	2/23/46	910	896
	Apple Inc.	3.850%	8/4/46	375	330
	Apple Inc.	3.750%	11/13/47	450	389
	Apple Inc.	2.650%	5/11/50	515	359
	Apple Inc.	2.650%	2/8/51	600	414
	Apple Inc.	4.850%	5/10/53	221	226
	Apple Inc.	2.550%	8/20/60	300	198
	Apple Inc.	2.800%	2/8/61	600	405
	Apple Inc.	2.850%	8/5/61	275	187
	Applied Materials Inc.	3.900%	10/1/25	145	142
	Applied Materials Inc.	3.300%	4/1/27	225	215
	Applied Materials Inc.	1.750%	6/1/30	200	167
	Applied Materials Inc.	5.100%	10/1/35	100	102
	Applied Materials Inc.	5.850%	6/15/41	125	137
	Applied Materials Inc.	4.350%	4/1/47	175	164
	Applied Materials Inc.	2.750%	6/1/50	200	141
	Arrow Electronics Inc.	3.250%	9/8/24	171	165
	Arrow Electronics Inc.	4.000%	4/1/25	50	48
	Arrow Electronics Inc.	3.875%	1/12/28	100	93
	Autodesk Inc.	4.375%	6/15/25	100	98
	Autodesk Inc.	3.500%	6/15/27	75	71
	Autodesk Inc.	2.850%	1/15/30	75	66
	Autodesk Inc.	2.400%	12/15/31	200	164
	Automatic Data Processing Inc.	3.375%	9/15/25	200	193
	Automatic Data Processing Inc.	1.700%	5/15/28	200	176
	Automatic Data Processing Inc.	1.250%	9/1/30	400	324
	Avnet Inc.	4.625%	4/15/26	100	97
	Avnet Inc.	6.250%	3/15/28	100	101
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	692
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	139
	Broadcom Inc.	2.250%	11/15/23	200	197
	Broadcom Inc.	3.150%	11/15/25	278	264
[5]	Broadcom Inc.	1.950%	2/15/28	157	136
	Broadcom Inc.	4.110%	9/15/28	428	405
[5]	Broadcom Inc.	4.000%	4/15/29	200	185
	Broadcom Inc.	4.750%	4/15/29	300	290
	Broadcom Inc.	5.000%	4/15/30	250	245
	Broadcom Inc.	4.150%	11/15/30	600	551
[5]	Broadcom Inc.	2.450%	2/15/31	500	406
	Broadcom Inc.	4.300%	11/15/32	400	366
[5]	Broadcom Inc.	3.419%	4/15/33	652	546
[5]	Broadcom Inc.	3.469%	4/15/34	436	357
[5]	Broadcom Inc.	3.187%	11/15/36	50	38
[5]	Broadcom Inc.	4.926%	5/15/37	550	497
[5]	Broadcom Inc.	3.500%	2/15/41	700	524
[5]	Broadcom Inc.	3.750%	2/15/51	500	369
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	94
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	64
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	164
	Cadence Design Systems Inc.	4.375%	10/15/24	100	98
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	97
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	92
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	86
	CGI Inc.	1.450%	9/14/26	100	88
	CGI Inc.	2.300%	9/14/31	100	78
	Cisco Systems Inc.	2.950%	2/28/26	100	96
	Cisco Systems Inc.	2.500%	9/20/26	225	211
	Cisco Systems Inc.	5.900%	2/15/39	400	443
	Corning Inc.	5.750%	8/15/40	195	198
	Corning Inc.	3.900%	11/15/49	100	75
	Corning Inc.	4.375%	11/15/57	300	244
	Corning Inc.	5.450%	11/15/79	200	182
	Dell Inc.	7.100%	4/15/28	30	32
	Dell Inc.	6.500%	4/15/38	100	103
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	98
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	201
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,090
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	248
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
	Dell International LLC / EMC Corp.	5.250%	2/1/28	200	200
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	322
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	156
	Dell International LLC / EMC Corp.	5.750%	2/1/33	250	253
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	201
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	141
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	129
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	200
	DXC Technology Co.	1.800%	9/15/26	200	174
	DXC Technology Co.	2.375%	9/15/28	200	167
	Equifax Inc.	2.600%	12/1/24	75	71
	Equifax Inc.	2.600%	12/15/25	100	93
	Equifax Inc.	5.100%	6/1/28	400	395
	Equifax Inc.	3.100%	5/15/30	120	104
	Equifax Inc.	2.350%	9/15/31	200	160
	FactSet Research Systems Inc.	3.450%	3/1/32	100	85
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	446
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	169
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	91
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	240
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	138
	Fiserv Inc.	3.200%	7/1/26	700	657
	Fiserv Inc.	2.250%	6/1/27	300	270
	Fiserv Inc.	4.200%	10/1/28	200	192
	Fiserv Inc.	3.500%	7/1/29	600	549
	Fiserv Inc.	2.650%	6/1/30	200	170
	Fiserv Inc.	4.400%	7/1/49	415	349
	Flex Ltd.	4.750%	6/15/25	26	25
	Flex Ltd.	4.875%	6/15/29	50	48
	Global Payments Inc.	1.500%	11/15/24	200	188
	Global Payments Inc.	2.650%	2/15/25	337	320
	Global Payments Inc.	4.800%	4/1/26	150	147
	Global Payments Inc.	2.150%	1/15/27	200	178
	Global Payments Inc.	3.200%	8/15/29	310	269
	Global Payments Inc.	2.900%	5/15/30	200	169
	Global Payments Inc.	2.900%	11/15/31	200	163
	Global Payments Inc.	5.400%	8/15/32	200	195
	Global Payments Inc.	4.150%	8/15/49	200	149
	Global Payments Inc.	5.950%	8/15/52	175	168
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	100	100
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	493
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	137
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	198
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	157
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	286
	HP Inc.	2.200%	6/17/25	300	282
	HP Inc.	1.450%	6/17/26	200	180
	HP Inc.	3.000%	6/17/27	350	323
	HP Inc.	4.750%	1/15/28	200	195
	HP Inc.	4.000%	4/15/29	200	187
	HP Inc.	3.400%	6/17/30	500	439
	HP Inc.	2.650%	6/17/31	200	161
	HP Inc.	4.200%	4/15/32	200	179
	HP Inc.	5.500%	1/15/33	200	196
	HP Inc.	6.000%	9/15/41	100	101
	Intel Corp.	3.400%	3/25/25	300	291
	Intel Corp.	3.700%	7/29/25	450	437
	Intel Corp.	2.600%	5/19/26	210	198
	Intel Corp.	3.750%	8/5/27	200	191
	Intel Corp.	4.875%	2/10/28	310	309
	Intel Corp.	1.600%	8/12/28	200	172
	Intel Corp.	2.450%	11/15/29	375	325
	Intel Corp.	3.900%	3/25/30	345	325
	Intel Corp.	2.000%	8/12/31	250	204
	Intel Corp.	4.150%	8/5/32	200	191

52

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.000%	12/15/32	150	141
Intel Corp.	5.200%	2/10/33	396	400
Intel Corp.	4.600%	3/25/40	150	140
Intel Corp.	2.800%	8/12/41	200	143
Intel Corp.	4.800%	10/1/41	162	151
Intel Corp.	4.250%	12/15/42	150	130
Intel Corp.	4.100%	5/19/46	250	210
Intel Corp.	4.100%	5/11/47	200	169
Intel Corp.	3.734%	12/8/47	674	524
Intel Corp.	3.250%	11/15/49	300	211
Intel Corp.	4.750%	3/25/50	400	362
Intel Corp.	3.050%	8/12/51	250	168
Intel Corp.	5.700%	2/10/53	481	490
Intel Corp.	3.100%	2/15/60	300	192
Intel Corp.	3.200%	8/12/61	200	130
Intel Corp.	5.050%	8/5/62	355	327
Intel Corp.	5.900%	2/10/63	200	206
International Business Machines Corp.	7.000%	10/30/25	300	312
International Business Machines Corp.	4.500%	2/6/26	200	197
International Business Machines Corp.	3.450%	2/19/26	285	273
International Business Machines Corp.	3.300%	5/15/26	700	667
International Business Machines Corp.	1.700%	5/15/27	265	235
International Business Machines Corp.	6.220%	8/1/27	75	79
International Business Machines Corp.	6.500%	1/15/28	75	80
International Business Machines Corp.	4.500%	2/6/28	200	196
International Business Machines Corp.	3.500%	5/15/29	750	693
International Business Machines Corp.	1.950%	5/15/30	265	220
International Business Machines Corp.	4.750%	2/6/33	200	196
International Business Machines Corp.	4.150%	5/15/39	400	351
International Business Machines Corp.	5.600%	11/30/39	48	49
International Business Machines Corp.	2.850%	5/15/40	165	121
International Business Machines Corp.	4.000%	6/20/42	358	302
International Business Machines Corp.	4.250%	5/15/49	500	426
International Business Machines Corp.	2.950%	5/15/50	165	111
International Business Machines Corp.	3.430%	2/9/52	100	73
International Business Machines Corp.	5.100%	2/6/53	400	385
Intuit Inc.	0.950%	7/15/25	100	91
Intuit Inc.	1.350%	7/15/27	100	88
Intuit Inc.	1.650%	7/15/30	100	81
Jabil Inc.	3.950%	1/12/28	100	93
Jabil Inc.	3.600%	1/15/30	100	90
Jabil Inc.	3.000%	1/15/31	150	127
Juniper Networks Inc.	3.750%	8/15/29	200	180
Juniper Networks Inc.	5.950%	3/15/41	25	24
KLA Corp.	4.650%	11/1/24	73	72
KLA Corp.	4.100%	3/15/29	150	144
KLA Corp.	4.650%	7/15/32	200	199
KLA Corp.	5.000%	3/15/49	75	73
KLA Corp.	3.300%	3/1/50	150	113
KLA Corp.	4.950%	7/15/52	200	197
KLA Corp.	5.250%	7/15/62	200	203
Kyndryl Holdings Inc.	2.050%	10/15/26	100	87
Kyndryl Holdings Inc.	2.700%	10/15/28	100	81
Kyndryl Holdings Inc.	3.150%	10/15/31	100	75
Kyndryl Holdings Inc.	4.100%	10/15/41	100	67
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lam Research Corp.	3.800%	3/15/25	145	142
Lam Research Corp.	3.750%	3/15/26	150	146
Lam Research Corp.	4.000%	3/15/29	150	145
Lam Research Corp.	1.900%	6/15/30	295	246
Lam Research Corp.	4.875%	3/15/49	125	121
Lam Research Corp.	2.875%	6/15/50	150	105
Lam Research Corp.	3.125%	6/15/60	100	68
Leidos Inc.	3.625%	5/15/25	100	96
Leidos Inc.	4.375%	5/15/30	150	138
Leidos Inc.	2.300%	2/15/31	200	158
Marvell Technology Inc.	2.450%	4/15/28	100	87
Marvell Technology Inc.	4.875%	6/22/28	100	97
Marvell Technology Inc.	2.950%	4/15/31	100	84
Mastercard Inc.	2.000%	3/3/25	400	380
Mastercard Inc.	2.950%	11/21/26	100	95
Mastercard Inc.	3.300%	3/26/27	200	191
Mastercard Inc.	4.875%	3/9/28	200	202
Mastercard Inc.	2.950%	6/1/29	275	250
Mastercard Inc.	3.350%	3/26/30	300	280
Mastercard Inc.	2.000%	11/18/31	200	166
Mastercard Inc.	3.950%	2/26/48	100	89
Mastercard Inc.	3.650%	6/1/49	250	209
Mastercard Inc.	3.850%	3/26/50	200	173
Microchip Technology Inc.	4.250%	9/1/25	200	194
Micron Technology Inc.	4.975%	2/6/26	100	98
Micron Technology Inc.	4.185%	2/15/27	200	192
Micron Technology Inc.	5.375%	4/15/28	200	198
Micron Technology Inc.	5.327%	2/6/29	150	148
Micron Technology Inc.	6.750%	11/1/29	75	78
Micron Technology Inc.	4.663%	2/15/30	100	94
Micron Technology Inc.	5.875%	2/9/33	235	234
Micron Technology Inc.	5.875%	9/15/33	200	198
Micron Technology Inc.	3.366%	11/1/41	100	70
Micron Technology Inc.	3.477%	11/1/51	100	67
Microsoft Corp.	3.125%	11/3/25	632	608
Microsoft Corp.	2.400%	8/8/26	805	755
Microsoft Corp.	3.300%	2/6/27	675	649
Microsoft Corp.	3.500%	2/12/35	325	304
Microsoft Corp.	3.450%	8/8/36	425	387
Microsoft Corp.	4.100%	2/6/37	250	243
Microsoft Corp.	3.700%	8/8/46	1,226	1,073
Microsoft Corp.	2.525%	6/1/50	1,478	1,022
Microsoft Corp.	2.921%	3/17/52	1,364	1,014
Microsoft Corp.	2.675%	6/1/60	594	398
Microsoft Corp.	3.041%	3/17/62	656	479
Moody's Corp.	3.250%	1/15/28	200	187
Moody's Corp.	2.000%	8/19/31	200	161
Moody's Corp.	2.750%	8/19/41	200	140
Moody's Corp.	4.875%	12/17/48	125	117
Moody's Corp.	3.250%	5/20/50	100	71
Moody's Corp.	3.750%	2/25/52	100	79
Moody's Corp.	3.100%	11/29/61	200	131
Motorola Solutions Inc.	4.000%	9/1/24	26	25
Motorola Solutions Inc.	4.600%	2/23/28	125	121
Motorola Solutions Inc.	5.500%	9/1/44	75	71
NetApp Inc.	3.300%	9/29/24	75	73
NetApp Inc.	1.875%	6/22/25	150	139
NetApp Inc.	2.375%	6/22/27	100	91
NetApp Inc.	2.700%	6/22/30	200	168
Nokia OYJ	6.625%	5/15/39	90	86
NVIDIA Corp.	3.200%	9/16/26	200	193
NVIDIA Corp.	1.550%	6/15/28	250	218
NVIDIA Corp.	2.850%	4/1/30	300	272
NVIDIA Corp.	2.000%	6/15/31	250	210
NVIDIA Corp.	3.500%	4/1/40	200	171
NVIDIA Corp.	3.500%	4/1/50	405	329
NVIDIA Corp.	3.700%	4/1/60	113	93
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	99
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	424

53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	177
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	163
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	333
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	145
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	70
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	67
	Oracle Corp.	3.400%	7/8/24	450	440
	Oracle Corp.	2.950%	11/15/24	425	410
	Oracle Corp.	2.500%	4/1/25	919	872
	Oracle Corp.	1.650%	3/25/26	725	658
	Oracle Corp.	2.650%	7/15/26	561	519
	Oracle Corp.	2.800%	4/1/27	500	460
	Oracle Corp.	2.300%	3/25/28	500	441
	Oracle Corp.	4.500%	5/6/28	35	34
	Oracle Corp.	6.150%	11/9/29	225	234
	Oracle Corp.	2.950%	4/1/30	550	480
	Oracle Corp.	4.650%	5/6/30	100	97
	Oracle Corp.	2.875%	3/25/31	900	767
	Oracle Corp.	6.250%	11/9/32	225	239
	Oracle Corp.	4.900%	2/6/33	300	291
	Oracle Corp.	4.300%	7/8/34	325	295
	Oracle Corp.	3.900%	5/15/35	150	129
	Oracle Corp.	3.850%	7/15/36	250	209
	Oracle Corp.	3.800%	11/15/37	525	429
	Oracle Corp.	6.125%	7/8/39	250	257
	Oracle Corp.	3.600%	4/1/40	605	468
	Oracle Corp.	5.375%	7/15/40	400	382
	Oracle Corp.	3.650%	3/25/41	300	231
	Oracle Corp.	4.500%	7/8/44	250	209
	Oracle Corp.	4.125%	5/15/45	425	334
	Oracle Corp.	4.000%	7/15/46	575	442
	Oracle Corp.	4.000%	11/15/47	475	366
	Oracle Corp.	3.600%	4/1/50	920	657
	Oracle Corp.	3.950%	3/25/51	600	453
	Oracle Corp.	6.900%	11/9/52	355	398
	Oracle Corp.	5.550%	2/6/53	400	388
	Oracle Corp.	4.375%	5/15/55	150	121
	Oracle Corp.	3.850%	4/1/60	500	351
	Oracle Corp.	4.100%	3/25/61	300	221
	PayPal Holdings Inc.	2.400%	10/1/24	100	96
	PayPal Holdings Inc.	1.650%	6/1/25	200	187
	PayPal Holdings Inc.	2.650%	10/1/26	300	279
	PayPal Holdings Inc.	2.850%	10/1/29	400	355
	PayPal Holdings Inc.	2.300%	6/1/30	200	170
	PayPal Holdings Inc.	4.400%	6/1/32	200	193
	PayPal Holdings Inc.	3.250%	6/1/50	310	224
[5]	Qorvo Inc.	1.750%	12/15/24	100	93
	Qorvo Inc.	4.375%	10/15/29	200	181
	QUALCOMM Inc.	3.450%	5/20/25	200	194
	QUALCOMM Inc.	3.250%	5/20/27	400	379
	QUALCOMM Inc.	1.300%	5/20/28	378	322
	QUALCOMM Inc.	1.650%	5/20/32	414	326
	QUALCOMM Inc.	5.400%	5/20/33	200	211
	QUALCOMM Inc.	4.650%	5/20/35	200	200
	QUALCOMM Inc.	4.800%	5/20/45	275	266
	QUALCOMM Inc.	4.300%	5/20/47	350	317
	QUALCOMM Inc.	3.250%	5/20/50	200	150
	QUALCOMM Inc.	4.500%	5/20/52	200	182
	QUALCOMM Inc.	6.000%	5/20/53	200	224
	RELX Capital Inc.	4.000%	3/18/29	100	96
	RELX Capital Inc.	3.000%	5/22/30	150	134
	RELX Capital Inc.	4.750%	5/20/32	100	98
	Roper Technologies Inc.	2.350%	9/15/24	125	120
	Roper Technologies Inc.	1.000%	9/15/25	500	455
	Roper Technologies Inc.	3.850%	12/15/25	100	96
	Roper Technologies Inc.	3.800%	12/15/26	145	139
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roper Technologies Inc.	1.400%	9/15/27	500	431
Roper Technologies Inc.	4.200%	9/15/28	175	168
Roper Technologies Inc.	2.950%	9/15/29	125	111
Roper Technologies Inc.	2.000%	6/30/30	125	102
S&P Global Inc.	2.450%	3/1/27	250	231
S&P Global Inc.	4.750%	8/1/28	140	139
S&P Global Inc.	2.700%	3/1/29	250	226
S&P Global Inc.	4.250%	5/1/29	100	98
S&P Global Inc.	2.500%	12/1/29	125	109
S&P Global Inc.	1.250%	8/15/30	200	158
S&P Global Inc.	2.900%	3/1/32	300	260
S&P Global Inc.	3.250%	12/1/49	150	113
S&P Global Inc.	3.700%	3/1/52	200	164
S&P Global Inc.	2.300%	8/15/60	100	58
S&P Global Inc.	3.900%	3/1/62	100	83
Salesforce Inc.	3.700%	4/11/28	325	313
Salesforce Inc.	1.500%	7/15/28	200	172
Salesforce Inc.	1.950%	7/15/31	300	248
Salesforce Inc.	2.700%	7/15/41	250	183
Salesforce Inc.	2.900%	7/15/51	400	282
Salesforce Inc.	3.050%	7/15/61	250	170
ServiceNow Inc.	1.400%	9/1/30	400	317
Skyworks Solutions Inc.	1.800%	6/1/26	200	179
Teledyne FLIR LLC	2.500%	8/1/30	100	83
Teledyne Technologies Inc.	2.750%	4/1/31	300	251
Texas Instruments Inc.	1.375%	3/12/25	200	188
Texas Instruments Inc.	1.125%	9/15/26	200	179
Texas Instruments Inc.	2.900%	11/3/27	94	88
Texas Instruments Inc.	2.250%	9/4/29	100	87
Texas Instruments Inc.	1.750%	5/4/30	210	176
Texas Instruments Inc.	1.900%	9/15/31	150	123
Texas Instruments Inc.	4.900%	3/14/33	200	205
Texas Instruments Inc.	3.875%	3/15/39	142	127
Texas Instruments Inc.	4.150%	5/15/48	300	272
Texas Instruments Inc.	5.000%	3/14/53	200	203
Texas Instruments Inc.	5.050%	5/18/63	212	212
Thomson Reuters Corp.	5.500%	8/15/35	75	74
Thomson Reuters Corp.	5.850%	4/15/40	100	99
Thomson Reuters Corp.	5.650%	11/23/43	100	95
TSMC Arizona Corp.	1.750%	10/25/26	400	356
TSMC Arizona Corp.	3.875%	4/22/27	200	192
TSMC Arizona Corp.	2.500%	10/25/31	200	167
TSMC Arizona Corp.	4.250%	4/22/32	200	193
TSMC Arizona Corp.	3.125%	10/25/41	200	160
TSMC Arizona Corp.	3.250%	10/25/51	200	154
TSMC Arizona Corp.	4.500%	4/22/52	200	193
Verisk Analytics Inc.	4.000%	6/15/25	150	146
Verisk Analytics Inc.	4.125%	3/15/29	400	382
Verisk Analytics Inc.	5.500%	6/15/45	50	48
Verisk Analytics Inc.	3.625%	5/15/50	100	74
Visa Inc.	3.150%	12/14/25	925	887
Visa Inc.	1.900%	4/15/27	200	182
Visa Inc.	0.750%	8/15/27	500	433
Visa Inc.	2.750%	9/15/27	150	139
Visa Inc.	1.100%	2/15/31	400	316
Visa Inc.	4.150%	12/14/35	325	309
Visa Inc.	2.700%	4/15/40	200	153
Visa Inc.	4.300%	12/14/45	725	673
Visa Inc.	3.650%	9/15/47	100	85
Visa Inc.	2.000%	8/15/50	300	184
VMware Inc.	4.500%	5/15/25	200	196
VMware Inc.	4.650%	5/15/27	100	97
VMware Inc.	3.900%	8/21/27	300	285
VMware Inc.	1.800%	8/15/28	200	168
VMware Inc.	4.700%	5/15/30	500	478
VMware Inc.	2.200%	8/15/31	300	236
Western Digital Corp.	4.750%	2/15/26	500	476
Western Digital Corp.	2.850%	2/1/29	200	160
Western Union Co.	2.850%	1/10/25	108	103
Western Union Co.	1.350%	3/15/26	200	177
Western Union Co.	6.200%	11/17/36	100	101

54

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Western Union Co.	6.200%	6/21/40	35	35
Workday Inc.	3.500%	4/1/27	200	190
Workday Inc.	3.700%	4/1/29	200	186
Workday Inc.	3.800%	4/1/32	200	180
Xilinx Inc.	2.375%	6/1/30	200	173
				104,190
Utilities (2.4%)
AEP Texas Inc.	3.950%	6/1/28	100	94
AEP Texas Inc.	2.100%	7/1/30	200	164
AEP Texas Inc.	3.800%	10/1/47	50	38
AEP Texas Inc.	3.450%	1/15/50	50	36
AEP Texas Inc.	5.250%	5/15/52	89	85
AEP Transmission Co. LLC	4.000%	12/1/46	75	63
AEP Transmission Co. LLC	3.750%	12/1/47	100	80
AEP Transmission Co. LLC	3.800%	6/15/49	70	56
AEP Transmission Co. LLC	3.150%	9/15/49	70	50
AEP Transmission Co. LLC	4.500%	6/15/52	200	179
AES Corp.	1.375%	1/15/26	300	268
AES Corp.	5.450%	6/1/28	200	196
AES Corp.	2.450%	1/15/31	300	243
Alabama Power Co.	1.450%	9/15/30	500	396
Alabama Power Co.	3.940%	9/1/32	331	306
Alabama Power Co.	6.125%	5/15/38	50	54
Alabama Power Co.	3.850%	12/1/42	25	21
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	118
Alabama Power Co.	4.300%	1/2/46	250	210
Alabama Power Co.	3.700%	12/1/47	100	78
Alabama Power Co.	4.300%	7/15/48	100	85
Alabama Power Co.	3.450%	10/1/49	108	79
Alabama Power Co.	3.125%	7/15/51	107	74
Alabama Power Co.	3.000%	3/15/52	200	135
Ameren Corp.	2.500%	9/15/24	100	96
Ameren Corp.	3.650%	2/15/26	80	76
Ameren Corp.	1.950%	3/15/27	200	178
Ameren Corp.	3.500%	1/15/31	100	89
Ameren Illinois Co.	3.800%	5/15/28	75	72
Ameren Illinois Co.	3.700%	12/1/47	150	121
Ameren Illinois Co.	3.250%	3/15/50	60	44
American Electric Power Co. Inc	5.625%	3/1/33	200	204
American Electric Power Co. Inc.	3.200%	11/13/27	75	69
American Electric Power Co. Inc.	4.300%	12/1/28	150	143
American Electric Power Co. Inc.	3.250%	3/1/50	71	49
American Electric Power Co. Inc.	3.875%	2/15/62	150	120
American Water Capital Corp.	3.400%	3/1/25	125	121
American Water Capital Corp.	2.950%	9/1/27	325	300
American Water Capital Corp.	3.450%	6/1/29	125	116
American Water Capital Corp.	2.800%	5/1/30	100	87
American Water Capital Corp.	4.450%	6/1/32	250	242
American Water Capital Corp.	6.593%	10/15/37	150	169
American Water Capital Corp.	4.300%	9/1/45	100	85
American Water Capital Corp.	3.750%	9/1/47	100	79
American Water Capital Corp.	4.200%	9/1/48	100	84
American Water Capital Corp.	4.150%	6/1/49	125	105
American Water Capital Corp.	3.450%	5/1/50	100	75
American Water Capital Corp.	3.250%	6/1/51	98	71
Appalachian Power Co.	3.300%	6/1/27	500	468
Appalachian Power Co.	4.500%	3/1/49	71	60
Appalachian Power Co.	3.700%	5/1/50	100	76
Arizona Public Service Co.	3.150%	5/15/25	100	96
Arizona Public Service Co.	2.950%	9/15/27	50	45
Arizona Public Service Co.	4.500%	4/1/42	225	191
Arizona Public Service Co.	4.350%	11/15/45	125	101
Arizona Public Service Co.	3.750%	5/15/46	125	92
Arizona Public Service Co.	4.250%	3/1/49	100	79
Arizona Public Service Co.	3.500%	12/1/49	60	42
Atmos Energy Corp.	3.000%	6/15/27	100	94
Atmos Energy Corp.	2.625%	9/15/29	50	44
Atmos Energy Corp.	5.500%	6/15/41	200	199
Atmos Energy Corp.	4.150%	1/15/43	100	86
Atmos Energy Corp.	4.125%	10/15/44	50	42
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atmos Energy Corp.	3.375%	9/15/49	400	295
Atmos Energy Corp.	2.850%	2/15/52	200	135
Avangrid Inc.	3.150%	12/1/24	230	221
Avangrid Inc.	3.800%	6/1/29	195	178
Avista Corp.	4.350%	6/1/48	75	65
Avista Corp.	4.000%	4/1/52	72	57
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	307
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	83
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	75
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	196
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	42
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	58
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	67
Baltimore Gas and Electric Co.	5.400%	6/1/53	200	204
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	97
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	115
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	642
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	104
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	231
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	139
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	128
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	39
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	169
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	162
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	171
Black Hills Corp.	1.037%	8/23/24	200	189
Black Hills Corp.	3.950%	1/15/26	75	72
Black Hills Corp.	3.150%	1/15/27	75	70
Black Hills Corp.	3.050%	10/15/29	70	60
Black Hills Corp.	4.350%	5/1/33	75	67
Black Hills Corp.	4.200%	9/15/46	50	39
Black Hills Corp.	3.875%	10/15/49	70	52
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	276
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	57
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	106
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	62
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	131
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	68
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	150
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	53
CenterPoint Energy Inc.	2.500%	9/1/24	100	96
CenterPoint Energy Inc.	1.450%	6/1/26	200	179
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	2.950%	3/1/30	80	70
CenterPoint Energy Inc.	2.650%	6/1/31	200	167
CenterPoint Energy Inc.	3.700%	9/1/49	50	38
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	96
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	80
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	150
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	257
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	41
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	94
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	105
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	225
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	74
CMS Energy Corp.	3.000%	5/15/26	75	70
CMS Energy Corp.	3.450%	8/15/27	50	47
CMS Energy Corp.	4.875%	3/1/44	75	68
CMS Energy Corp.	4.750%	6/1/50	100	86
Commonwealth Edison Co.	2.550%	6/15/26	223	208

55

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	2.950%	8/15/27	75	69
Commonwealth Edison Co.	2.200%	3/1/30	50	42
Commonwealth Edison Co.	5.900%	3/15/36	150	157
Commonwealth Edison Co.	6.450%	1/15/38	175	194
Commonwealth Edison Co.	4.600%	8/15/43	75	68
Commonwealth Edison Co.	4.700%	1/15/44	175	161
Commonwealth Edison Co.	3.700%	3/1/45	75	59
Commonwealth Edison Co.	3.650%	6/15/46	175	137
Commonwealth Edison Co.	3.750%	8/15/47	100	79
Commonwealth Edison Co.	4.000%	3/1/48	150	126
Commonwealth Edison Co.	4.000%	3/1/49	125	103
Commonwealth Edison Co.	3.000%	3/1/50	200	138
Commonwealth Edison Co.	3.850%	3/15/52	200	160
Connecticut Light and Power Co.	0.750%	12/1/25	500	449
Connecticut Light and Power Co.	3.200%	3/15/27	50	47
Connecticut Light and Power Co.	4.300%	4/15/44	150	130
Connecticut Light and Power Co.	4.000%	4/1/48	160	135
Connecticut Light and Power Co.	5.250%	1/15/53	200	204
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	500
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	77
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	198
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	281
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	79
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	102
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	175
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	327
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	113
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	59
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	327
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	204
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	220
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	59
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	101
Constellation Energy Generation LLC	5.600%	3/1/28	46	46
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.250%	10/1/39	360	373
Constellation Energy Generation LLC	5.750%	10/1/41	75	73
Constellation Energy Generation LLC	5.600%	6/15/42	155	150
Consumers Energy Co.	3.800%	11/15/28	75	71
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	200	195
Consumers Energy Co.	3.950%	5/15/43	75	63
Consumers Energy Co.	3.250%	8/15/46	50	37
Consumers Energy Co.	3.950%	7/15/47	50	41
Consumers Energy Co.	4.050%	5/15/48	125	105
Consumers Energy Co.	4.350%	4/15/49	80	71
Consumers Energy Co.	3.100%	8/15/50	80	57
Consumers Energy Co.	3.500%	8/1/51	400	306
Consumers Energy Co.	4.200%	9/1/52	84	72
Consumers Energy Co.	2.500%	5/1/60	59	34
Delmarva Power & Light Co.	4.150%	5/15/45	100	83
Dominion Energy Inc.	3.071%	8/15/24	75	72
Dominion Energy Inc.	3.900%	10/1/25	125	121
Dominion Energy Inc.	1.450%	4/15/26	200	180
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominion Energy Inc.	2.850%	8/15/26	379	351
Dominion Energy Inc.	4.250%	6/1/28	125	120
Dominion Energy Inc.	3.375%	4/1/30	125	112
Dominion Energy Inc.	2.250%	8/15/31	250	202
Dominion Energy Inc.	4.350%	8/15/32	56	52
Dominion Energy Inc.	5.375%	11/15/32	200	201
Dominion Energy Inc.	6.300%	3/15/33	75	80
Dominion Energy Inc.	5.950%	6/15/35	225	231
Dominion Energy Inc.	4.900%	8/1/41	280	251
Dominion Energy Inc.	4.050%	9/15/42	300	239
Dominion Energy Inc.	5.750%	10/1/54	100	95
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	81
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	55
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	134
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	75
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	68
DTE Electric Co.	3.375%	3/1/25	150	145
DTE Electric Co.	2.250%	3/1/30	450	384
DTE Electric Co.	2.625%	3/1/31	100	86
DTE Electric Co.	4.000%	4/1/43	225	188
DTE Electric Co.	3.700%	6/1/46	50	39
DTE Electric Co.	3.750%	8/15/47	100	79
DTE Electric Co.	3.950%	3/1/49	128	105
DTE Electric Co.	2.950%	3/1/50	150	103
DTE Energy Co.	2.529%	10/1/24	100	96
DTE Energy Co.	4.220%	11/1/24	250	245
DTE Energy Co.	1.050%	6/1/25	500	458
DTE Energy Co.	2.850%	10/1/26	300	276
DTE Energy Co.	4.875%	6/1/28	200	196
DTE Energy Co.	3.400%	6/15/29	94	84
DTE Energy Co.	2.950%	3/1/30	60	52
Duke Energy Carolinas LLC	2.950%	12/1/26	100	94
Duke Energy Carolinas LLC	3.950%	11/15/28	125	120
Duke Energy Carolinas LLC	6.000%	12/1/28	125	131
Duke Energy Carolinas LLC	2.450%	8/15/29	200	173
Duke Energy Carolinas LLC	2.450%	2/1/30	100	86
Duke Energy Carolinas LLC	2.550%	4/15/31	200	170
Duke Energy Carolinas LLC	4.950%	1/15/33	175	174
Duke Energy Carolinas LLC	6.100%	6/1/37	100	105
Duke Energy Carolinas LLC	6.000%	1/15/38	25	26
Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
Duke Energy Carolinas LLC	5.300%	2/15/40	150	150
Duke Energy Carolinas LLC	4.000%	9/30/42	175	145
Duke Energy Carolinas LLC	3.875%	3/15/46	100	80
Duke Energy Carolinas LLC	3.700%	12/1/47	100	78
Duke Energy Carolinas LLC	3.200%	8/15/49	400	288
Duke Energy Carolinas LLC	3.550%	3/15/52	200	153
Duke Energy Carolinas LLC	5.350%	1/15/53	160	162
Duke Energy Corp.	2.650%	9/1/26	80	74
Duke Energy Corp.	3.150%	8/15/27	140	129
Duke Energy Corp.	4.300%	3/15/28	200	192
Duke Energy Corp.	2.450%	6/1/30	100	84
Duke Energy Corp.	2.550%	6/15/31	200	166
Duke Energy Corp.	4.800%	12/15/45	125	112
Duke Energy Corp.	3.750%	9/1/46	280	213
Duke Energy Corp.	4.200%	6/15/49	115	93
Duke Energy Corp.	3.500%	6/15/51	140	102
Duke Energy Corp.	5.000%	8/15/52	250	229
Duke Energy Corp.	3.250%	1/15/82	200	149
Duke Energy Florida LLC	3.800%	7/15/28	100	95
Duke Energy Florida LLC	2.500%	12/1/29	425	367
Duke Energy Florida LLC	1.750%	6/15/30	100	81
Duke Energy Florida LLC	2.400%	12/15/31	200	164
Duke Energy Florida LLC	6.350%	9/15/37	225	243
Duke Energy Florida LLC	6.400%	6/15/38	200	220
Duke Energy Florida LLC	3.850%	11/15/42	200	163
Duke Energy Florida LLC	3.400%	10/1/46	100	75

56

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	4.200%	7/15/48	200	170
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	92	84
	Duke Energy Indiana LLC	6.350%	8/15/38	740	804
	Duke Energy Indiana LLC	3.750%	5/15/46	225	174
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	83
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Progress LLC	3.700%	9/1/28	175	165
	Duke Energy Progress LLC	3.450%	3/15/29	125	115
	Duke Energy Progress LLC	2.000%	8/15/31	200	161
	Duke Energy Progress LLC	5.250%	3/15/33	200	203
	Duke Energy Progress LLC	4.375%	3/30/44	300	260
	Duke Energy Progress LLC	4.150%	12/1/44	100	83
	Duke Energy Progress LLC	3.700%	10/15/46	50	39
	Duke Energy Progress LLC	3.600%	9/15/47	100	77
	Duke Energy Progress LLC	2.900%	8/15/51	434	290
	Duke Energy Progress LLC	5.350%	3/15/53	200	201
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	85	76
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	79
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	70
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	96
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	129
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	50	50
	El Paso Electric Co.	5.000%	12/1/44	75	67
	Emera US Finance LP	3.550%	6/15/26	150	142
	Emera US Finance LP	4.750%	6/15/46	245	199
	Enel Chile SA	4.875%	6/12/28	125	120
	Entergy Arkansas LLC	3.500%	4/1/26	50	48
	Entergy Arkansas LLC	2.650%	6/15/51	500	313
	Entergy Corp.	2.950%	9/1/26	200	185
	Entergy Corp.	2.800%	6/15/30	100	85
	Entergy Corp.	3.750%	6/15/50	300	221
	Entergy Louisiana LLC	0.950%	10/1/24	200	189
	Entergy Louisiana LLC	5.590%	10/1/24	223	223
	Entergy Louisiana LLC	5.400%	11/1/24	382	381
	Entergy Louisiana LLC	2.400%	10/1/26	75	69
	Entergy Louisiana LLC	3.120%	9/1/27	100	92
	Entergy Louisiana LLC	3.050%	6/1/31	100	87
	Entergy Louisiana LLC	4.000%	3/15/33	150	136
	Entergy Louisiana LLC	4.950%	1/15/45	150	138
	Entergy Louisiana LLC	4.200%	9/1/48	167	140
	Entergy Louisiana LLC	4.200%	4/1/50	100	83
	Entergy Louisiana LLC	2.900%	3/15/51	121	80
	Entergy Mississippi LLC	2.850%	6/1/28	125	112
	Entergy Texas Inc.	1.750%	3/15/31	500	396
	Essential Utilities Inc.	3.566%	5/1/29	75	68
	Essential Utilities Inc.	2.704%	4/15/30	100	85
	Essential Utilities Inc.	4.276%	5/1/49	85	69
	Essential Utilities Inc.	3.351%	4/15/50	200	140
	Evergy Inc.	2.450%	9/15/24	200	192
	Evergy Inc.	2.900%	9/15/29	150	131
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	139
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	94
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	168
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	83
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	21
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	71
	Evergy Metro Inc.	2.250%	6/1/30	100	83
	Evergy Metro Inc.	5.300%	10/1/41	100	97
	Evergy Metro Inc.	4.200%	6/15/47	100	83
	Eversource Energy	2.900%	10/1/24	50	48
	Eversource Energy	3.150%	1/15/25	168	162
	Eversource Energy	3.300%	1/15/28	100	92
	Eversource Energy	4.250%	4/1/29	200	191
	Eversource Energy	3.375%	3/1/32	119	104
	Eversource Energy	3.450%	1/15/50	200	147
	Exelon Corp.	3.950%	6/15/25	200	194
	Exelon Corp.	3.400%	4/15/26	200	191
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	2.750%	3/15/27	250	229
	Exelon Corp.	5.150%	3/15/28	200	199
	Exelon Corp.	4.050%	4/15/30	250	234
	Exelon Corp.	5.300%	3/15/33	159	159
	Exelon Corp.	4.950%	6/15/35	225	215
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	136
	Exelon Corp.	4.450%	4/15/46	175	149
	Exelon Corp.	4.100%	3/15/52	250	202
	Exelon Corp.	5.600%	3/15/53	200	202
	Florida Power & Light Co.	2.850%	4/1/25	300	288
	Florida Power & Light Co.	4.450%	5/15/26	200	198
	Florida Power & Light Co.	4.400%	5/15/28	200	196
	Florida Power & Light Co.	4.625%	5/15/30	200	197
	Florida Power & Light Co.	2.450%	2/3/32	200	168
	Florida Power & Light Co.	5.100%	4/1/33	200	203
	Florida Power & Light Co.	4.800%	5/15/33	200	199
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.960%	4/1/39	375	405
	Florida Power & Light Co.	4.125%	2/1/42	170	149
	Florida Power & Light Co.	4.050%	6/1/42	125	108
	Florida Power & Light Co.	3.800%	12/15/42	75	63
	Florida Power & Light Co.	3.700%	12/1/47	150	122
	Florida Power & Light Co.	3.950%	3/1/48	325	274
	Florida Power & Light Co.	3.150%	10/1/49	555	405
	Florida Power & Light Co.	2.875%	12/4/51	500	345
	Fortis Inc.	3.055%	10/4/26	295	272
	Georgia Power Co.	2.200%	9/15/24	225	215
	Georgia Power Co.	3.250%	4/1/26	100	95
	Georgia Power Co.	4.650%	5/16/28	200	196
	Georgia Power Co.	4.950%	5/17/33	200	197
	Georgia Power Co.	4.750%	9/1/40	175	160
	Georgia Power Co.	4.300%	3/15/43	100	84
	Georgia Power Co.	5.125%	5/15/52	250	244
	Gulf Power Co.	3.300%	5/30/27	50	47
	Iberdrola International BV	6.750%	7/15/36	75	85
	Indiana Michigan Power Co.	3.850%	5/15/28	250	237
	Indiana Michigan Power Co.	3.750%	7/1/47	150	117
	Indiana Michigan Power Co.	4.250%	8/15/48	100	84
	Interstate Power and Light Co.	3.250%	12/1/24	202	195
	Interstate Power and Light Co.	4.100%	9/26/28	125	118
	Interstate Power and Light Co.	3.600%	4/1/29	60	55
	Interstate Power and Light Co.	2.300%	6/1/30	100	83
	Interstate Power and Light Co.	6.250%	7/15/39	50	53
	Interstate Power and Light Co.	3.700%	9/15/46	75	56
	ITC Holdings Corp.	3.350%	11/15/27	100	93
	ITC Holdings Corp.	5.300%	7/1/43	200	188
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	62	58
	Kentucky Utilities Co.	5.125%	11/1/40	125	120
	Kentucky Utilities Co.	4.375%	10/1/45	100	84
	Kentucky Utilities Co.	3.300%	6/1/50	200	142
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	72
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	142
	MidAmerican Energy Co.	3.500%	10/15/24	179	174
	MidAmerican Energy Co.	3.100%	5/1/27	150	140
	MidAmerican Energy Co.	3.650%	4/15/29	200	186
	MidAmerican Energy Co.	6.750%	12/30/31	125	139
	MidAmerican Energy Co.	5.750%	11/1/35	125	129
	MidAmerican Energy Co.	4.800%	9/15/43	100	92
	MidAmerican Energy Co.	3.950%	8/1/47	100	81
	MidAmerican Energy Co.	3.650%	8/1/48	125	96
	MidAmerican Energy Co.	4.250%	7/15/49	200	170
	Mississippi Power Co.	4.250%	3/15/42	100	83
	National Fuel Gas Co.	5.500%	1/15/26	50	49
	National Fuel Gas Co.	4.750%	9/1/28	50	47
	National Fuel Gas Co.	2.950%	3/1/31	100	80
	National Grid plc	5.809%	6/12/33	200	204
	National Grid USA	5.803%	4/1/35	50	51
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	89

57

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	140
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	94
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	93
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	85
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	76
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	187
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	70
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	200	171
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	85
Nevada Power Co.	3.700%	5/1/29	200	186
Nevada Power Co.	2.400%	5/1/30	75	63
Nevada Power Co.	6.750%	7/1/37	75	82
Nevada Power Co.	3.125%	8/1/50	150	100
NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	275	270
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	147
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	236
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	227
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	220
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	257
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	92
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	87
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	416
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	177
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	63
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	197
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	110
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	93
NiSource Inc.	0.950%	8/15/25	223	204
NiSource Inc.	3.490%	5/15/27	250	236
NiSource Inc.	5.250%	3/30/28	200	200
NiSource Inc.	2.950%	9/1/29	200	175
NiSource Inc.	3.600%	5/1/30	200	180
NiSource Inc.	1.700%	2/15/31	300	235
NiSource Inc.	5.950%	6/15/41	77	79
NiSource Inc.	4.800%	2/15/44	125	114
NiSource Inc.	5.650%	2/1/45	100	100
NiSource Inc.	4.375%	5/15/47	250	214
NiSource Inc.	3.950%	3/30/48	200	161
NiSource Inc.	5.000%	6/15/52	63	58
Northern States Power Co.	6.250%	6/1/36	75	81
Northern States Power Co.	6.200%	7/1/37	50	54
Northern States Power Co.	5.350%	11/1/39	175	177
Northern States Power Co.	3.400%	8/15/42	105	82
Northern States Power Co.	4.000%	8/15/45	50	41
Northern States Power Co.	2.900%	3/1/50	250	172
Northern States Power Co.	2.600%	6/1/51	100	64
Northern States Power Co.	5.100%	5/15/53	200	197
NSTAR Electric Co.	3.200%	5/15/27	125	117
NSTAR Electric Co.	3.250%	5/15/29	50	46
NSTAR Electric Co.	5.500%	3/15/40	75	76
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	4.950%	9/15/52	74	72
	Oglethorpe Power Corp.	5.950%	11/1/39	50	50
	Oglethorpe Power Corp.	5.375%	11/1/40	175	163
	Oglethorpe Power Corp.	3.750%	8/1/50	250	186
	Ohio Edison Co.	6.875%	7/15/36	100	110
	Ohio Power Co.	4.150%	4/1/48	100	82
	Ohio Power Co.	4.000%	6/1/49	240	194
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	71
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	89
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	81
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	41
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	58
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	72
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	47
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	175
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	58
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	151
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	125
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	69
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	38
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	82
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	40
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	162
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	250	177
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	163
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	64
	ONE Gas Inc.	2.000%	5/15/30	100	83
	ONE Gas Inc.	4.658%	2/1/44	125	113
	ONE Gas Inc.	4.500%	11/1/48	75	65
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	189
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	279
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	705
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	173
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	269
	Pacific Gas and Electric Co.	6.100%	1/15/29	100	98
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	634
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	70
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	196
	Pacific Gas and Electric Co.	6.400%	6/15/33	46	46
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	389
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	388
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	143
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	452
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	319
	Pacific Gas and Electric Co.	6.750%	1/15/53	200	197
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	197
	PacifiCorp	3.500%	6/15/29	100	90
	PacifiCorp	2.700%	9/15/30	50	42
	PacifiCorp	7.700%	11/15/31	250	277
	PacifiCorp	5.250%	6/15/35	56	55
	PacifiCorp	6.100%	8/1/36	100	102
	PacifiCorp	6.250%	10/15/37	125	125
	PacifiCorp	6.350%	7/15/38	75	75
	PacifiCorp	6.000%	1/15/39	116	114
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	100	77
	PacifiCorp	4.150%	2/15/50	200	155
	PacifiCorp	3.300%	3/15/51	100	68
	PacifiCorp	5.350%	12/1/53	200	182
	PacifiCorp	5.500%	5/15/54	200	188
	PECO Energy Co.	4.900%	6/15/33	400	399
	PECO Energy Co.	3.900%	3/1/48	75	62
	PECO Energy Co.	2.800%	6/15/50	200	132
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	77
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	71
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	287
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	93
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	132	125

58

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	47	45
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	95
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	73
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	74
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	224
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	200
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	94
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	76
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	100
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	75
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	44
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	137
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	182
	Potomac Electric Power Co.	6.500%	11/15/37	250	278
	Potomac Electric Power Co.	4.150%	3/15/43	150	130
	PPL Capital Funding Inc.	3.100%	5/15/26	100	94
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	201
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	110
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	42
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	132
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	63
	PPL Electric Utilities Corp.	5.250%	5/15/53	200	204
	Progress Energy Inc.	7.000%	10/30/31	119	130
	Progress Energy Inc.	6.000%	12/1/39	125	126
	Public Service Co. of Colorado	3.700%	6/15/28	75	71
	Public Service Co. of Colorado	1.900%	1/15/31	100	81
	Public Service Co. of Colorado	1.875%	6/15/31	200	160
	Public Service Co. of Colorado	3.600%	9/15/42	175	138
	Public Service Co. of Colorado	4.100%	6/15/48	75	61
	Public Service Co. of Colorado	2.700%	1/15/51	100	64
	Public Service Co. of Colorado	5.250%	4/1/53	200	192
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	59
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	54
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	85
	Public Service Electric and Gas Co.	3.000%	5/15/25	80	77
	Public Service Electric and Gas Co.	2.250%	9/15/26	250	230
	Public Service Electric and Gas Co.	3.000%	5/15/27	75	70
	Public Service Electric and Gas Co.	3.200%	5/15/29	70	63
	Public Service Electric and Gas Co.	2.450%	1/15/30	50	43
	Public Service Electric and Gas Co.	3.800%	3/1/46	250	202
	Public Service Electric and Gas Co.	3.850%	5/1/49	200	164
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	145
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	295
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	392
	Puget Energy Inc.	3.650%	5/15/25	400	383
	Puget Energy Inc.	4.100%	6/15/30	100	91
	Puget Sound Energy Inc.	6.274%	3/15/37	125	133
	Puget Sound Energy Inc.	5.757%	10/1/39	125	127
	Puget Sound Energy Inc.	4.300%	5/20/45	100	84
	Puget Sound Energy Inc.	4.223%	6/15/48	125	106
	Puget Sound Energy Inc.	3.250%	9/15/49	90	64
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	233
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	401
	San Diego Gas & Electric Co.	3.000%	3/15/32	100	86
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	92
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	59
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	63
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	72
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	77
	San Diego Gas & Electric Co.	5.350%	4/1/53	200	199
	SCE Recovery Funding LLC	4.697%	6/15/42	75	73
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
SCE Recovery Funding LLC	2.943%	11/15/44	50	40
SCE Recovery Funding LLC	3.240%	11/15/48	50	37
SCE Recovery Funding LLC	5.112%	12/14/49	50	49
Sempra Energy	3.300%	4/1/25	200	192
Sempra Energy	3.250%	6/15/27	150	139
Sempra Energy	3.400%	2/1/28	200	184
Sempra Energy	3.800%	2/1/38	200	166
Sempra Energy	6.000%	10/15/39	150	153
Sempra Energy	4.000%	2/1/48	175	136
Sempra Energy	4.125%	4/1/52	200	162
Sierra Pacific Power Co.	2.600%	5/1/26	100	93
Southern California Edison Co.	3.700%	8/1/25	150	144
Southern California Edison Co.	3.650%	3/1/28	100	93
Southern California Edison Co.	5.300%	3/1/28	200	200
Southern California Edison Co.	4.200%	3/1/29	75	71
Southern California Edison Co.	6.650%	4/1/29	75	78
Southern California Edison Co.	2.850%	8/1/29	275	241
Southern California Edison Co.	2.250%	6/1/30	300	251
Southern California Edison Co.	2.500%	6/1/31	200	166
Southern California Edison Co.	2.750%	2/1/32	130	109
Southern California Edison Co.	5.750%	4/1/35	75	76
Southern California Edison Co.	5.350%	7/15/35	200	196
Southern California Edison Co.	5.625%	2/1/36	125	124
Southern California Edison Co.	5.500%	3/15/40	100	98
Southern California Edison Co.	4.500%	9/1/40	275	240
Southern California Edison Co.	4.050%	3/15/42	208	168
Southern California Edison Co.	3.900%	3/15/43	100	79
Southern California Edison Co.	4.000%	4/1/47	335	267
Southern California Edison Co.	4.125%	3/1/48	350	285
Southern California Edison Co.	4.875%	3/1/49	100	90
Southern California Edison Co.	3.650%	6/1/51	200	149
Southern California Edison Co.	3.450%	2/1/52	200	143
Southern California Gas Co.	2.600%	6/15/26	405	378
Southern California Gas Co.	2.950%	4/15/27	200	187
Southern California Gas Co.	2.550%	2/1/30	150	129
Southern California Gas Co.	3.750%	9/15/42	75	59
Southern California Gas Co.	4.125%	6/1/48	75	60
Southern California Gas Co.	3.950%	2/15/50	70	55
Southern California Gas Co.	5.750%	6/1/53	100	101
Southern Co.	4.475%	8/1/24	200	196
Southern Co.	3.250%	7/1/26	350	330
Southern Co.	5.113%	8/1/27	200	198
Southern Co.	1.750%	3/15/28	300	256
Southern Co.	4.850%	6/15/28	200	196
Southern Co.	5.700%	10/15/32	90	93
Southern Co.	5.200%	6/15/33	200	199
Southern Co.	4.250%	7/1/36	200	178
Southern Co.	4.400%	7/1/46	360	309
Southern Co.	4.000%	1/15/51	300	278
Southern Co.	3.750%	9/15/51	200	170
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	71
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	70
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	89
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	75
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	41
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	77
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	83
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	46
Southern Power Co.	4.950%	12/15/46	75	66
Southwest Gas Corp.	3.700%	4/1/28	50	46
Southwest Gas Corp.	4.050%	3/15/32	200	180
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	410
Southwestern Electric Power Co.	4.100%	9/15/28	100	95
Southwestern Electric Power Co.	6.200%	3/15/40	75	77
Southwestern Electric Power Co.	3.900%	4/1/45	100	76
Southwestern Electric Power Co.	3.850%	2/1/48	325	244
Southwestern Electric Power Co.	3.250%	11/1/51	200	134

59

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southwestern Public Service Co.	4.500%	8/15/41	100	87
Southwestern Public Service Co.	3.400%	8/15/46	275	199
Southwestern Public Service Co.	3.700%	8/15/47	75	57
Southwestern Public Service Co.	4.400%	11/15/48	275	235
Southwestern Public Service Co.	3.750%	6/15/49	75	58
Southwestern Public Service Co.	3.150%	5/1/50	100	70
Tampa Electric Co.	4.100%	6/15/42	50	42
Tampa Electric Co.	4.350%	5/15/44	50	42
Tampa Electric Co.	4.300%	6/15/48	75	63
Tampa Electric Co.	4.450%	6/15/49	125	106
Tampa Electric Co.	3.625%	6/15/50	50	37
Tampa Electric Co.	5.000%	7/15/52	100	93
Toledo Edison Co.	6.150%	5/15/37	75	78
Tucson Electric Power Co.	3.050%	3/15/25	50	48
Tucson Electric Power Co.	5.500%	4/15/53	66	66
Union Electric Co.	2.950%	6/15/27	72	67
Union Electric Co.	2.950%	3/15/30	350	311
Union Electric Co.	2.150%	3/15/32	200	160
Union Electric Co.	8.450%	3/15/39	150	197
Union Electric Co.	3.650%	4/15/45	125	97
Union Electric Co.	4.000%	4/1/48	275	225
Union Electric Co.	3.250%	10/1/49	100	71
Union Electric Co.	3.900%	4/1/52	100	81
Virginia Electric and Power Co.	2.950%	11/15/26	276	256
Virginia Electric and Power Co.	3.500%	3/15/27	250	237
Virginia Electric and Power Co.	3.800%	4/1/28	150	142
Virginia Electric and Power Co.	2.875%	7/15/29	275	245
Virginia Electric and Power Co.	2.300%	11/15/31	200	163
Virginia Electric and Power Co.	2.400%	3/30/32	200	164
Virginia Electric and Power Co.	5.000%	4/1/33	200	198
Virginia Electric and Power Co.	6.000%	1/15/36	125	130
Virginia Electric and Power Co.	6.000%	5/15/37	150	156
Virginia Electric and Power Co.	6.350%	11/30/37	50	53
Virginia Electric and Power Co.	4.000%	1/15/43	90	74
Virginia Electric and Power Co.	4.450%	2/15/44	475	408
Virginia Electric and Power Co.	4.200%	5/15/45	75	62
Virginia Electric and Power Co.	4.000%	11/15/46	100	80
Virginia Electric and Power Co.	3.800%	9/15/47	100	78
Virginia Electric and Power Co.	4.600%	12/1/48	175	156
Virginia Electric and Power Co.	3.300%	12/1/49	98	70
Virginia Electric and Power Co.	2.950%	11/15/51	200	134
Virginia Electric and Power Co.	5.450%	4/1/53	200	201
Washington Gas Light Co.	3.796%	9/15/46	100	77
Washington Gas Light Co.	3.650%	9/15/49	30	22
WEC Energy Group Inc.	3.550%	6/15/25	48	46
WEC Energy Group Inc.	1.375%	10/15/27	500	427
WEC Energy Group Inc.	4.750%	1/15/28	250	245
WEC Energy Group Inc.	2.200%	12/15/28	200	172
Wisconsin Electric Power Co.	2.050%	12/15/24	100	95
Wisconsin Electric Power Co.	4.750%	9/30/32	90	88
Wisconsin Electric Power Co.	4.300%	10/15/48	100	86
Wisconsin Power and Light Co.	6.375%	8/15/37	100	107
Wisconsin Power and Light Co.	3.650%	4/1/50	50	38
Xcel Energy Inc.	3.300%	6/1/25	325	311
Xcel Energy Inc.	3.350%	12/1/26	75	70
Xcel Energy Inc.	1.750%	3/15/27	200	177
Xcel Energy Inc.	4.000%	6/15/28	75	72
Xcel Energy Inc.	2.600%	12/1/29	200	171
Xcel Energy Inc.	3.400%	6/1/30	250	223
Xcel Energy Inc.	4.600%	6/1/32	200	189
Xcel Energy Inc.	3.500%	12/1/49	100	73
				96,662
Total Corporate Bonds (Cost $1,246,516)				1,105,941
Sovereign Bonds (3.5%)
African Development Bank	0.875%	3/23/26	600	542
African Development Bank	0.875%	7/22/26	400	357
African Development Bank	4.375%	11/3/27	500	501
African Development Bank	4.375%	3/14/28	375	376
Asian Development Bank	4.125%	9/27/24	325	320
Asian Development Bank	0.625%	10/8/24	700	660
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asian Development Bank	1.500%	10/18/24	500	476
Asian Development Bank	2.000%	1/22/25	300	286
Asian Development Bank	0.625%	4/29/25	700	647
Asian Development Bank	2.875%	5/6/25	405	390
Asian Development Bank	4.625%	6/13/25	250	248
Asian Development Bank	0.375%	9/3/25	1,000	909
Asian Development Bank	4.250%	1/9/26	800	792
Asian Development Bank	0.500%	2/4/26	850	765
Asian Development Bank	2.000%	4/24/26	100	93
Asian Development Bank	2.625%	1/12/27	200	188
Asian Development Bank	1.500%	1/20/27	1,125	1,016
Asian Development Bank	2.375%	8/10/27	275	255
Asian Development Bank	6.220%	8/15/27	100	106
Asian Development Bank	3.125%	8/20/27	725	693
Asian Development Bank	2.500%	11/2/27	673	625
Asian Development Bank	3.750%	4/25/28	525	513
Asian Development Bank	1.250%	6/9/28	210	182
Asian Development Bank	5.820%	6/16/28	148	157
Asian Development Bank	3.125%	9/26/28	130	123
Asian Development Bank	1.750%	9/19/29	200	174
Asian Development Bank	1.875%	1/24/30	200	174
Asian Development Bank	0.750%	10/8/30	500	395
Asian Development Bank	1.500%	3/4/31	500	416
Asian Development Bank	3.125%	4/27/32	400	374
Asian Development Bank	3.875%	9/28/32	225	223
Asian Development Bank	4.000%	1/12/33	380	380
Asian Development Bank	3.875%	6/14/33	425	420
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	366
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	193
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	537
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	441
Canada	1.625%	1/22/25	550	521
Canada	2.875%	4/28/25	520	501
Canada	0.750%	5/19/26	800	718
Canada	3.750%	4/26/28	525	514
Corp. Andina de Fomento	1.250%	10/26/24	300	282
Corp. Andina de Fomento	5.250%	11/21/25	620	617
Corp. Andina de Fomento	4.750%	4/1/26	130	128
Corp. Andina de Fomento	2.250%	2/8/27	210	189
Council of Europe Development Bank	1.375%	2/27/25	200	188
Council of Europe Development Bank	3.000%	6/16/25	120	115
Council of Europe Development Bank	3.750%	5/25/26	250	244
Council of Europe Development Bank	0.875%	9/22/26	200	178
Council of Europe Development Bank	3.625%	1/26/28	280	272
European Bank for Reconstruction & Development	1.625%	9/27/24	270	258
European Bank for Reconstruction & Development	1.500%	2/13/25	100	94
European Bank for Reconstruction & Development	0.500%	5/19/25	100	92
European Bank for Reconstruction & Development	0.500%	11/25/25	500	452
European Bank for Reconstruction & Development	0.500%	1/28/26	500	450
European Bank for Reconstruction & Development	4.375%	3/9/28	400	402
European Investment Bank	2.500%	10/15/24	276	266
European Investment Bank	1.625%	3/14/25	100	94
European Investment Bank	0.625%	7/25/25	1,600	1,469
European Investment Bank	2.750%	8/15/25	800	766
European Investment Bank	0.375%	12/15/25	2,000	1,802
European Investment Bank	0.375%	3/26/26	1,000	892
European Investment Bank	0.750%	10/26/26	450	398
European Investment Bank	1.375%	3/15/27	600	538

60

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	2.375%	5/24/27	225	209
	European Investment Bank	0.625%	10/21/27	500	429
	European Investment Bank	3.250%	11/15/27	500	480
	European Investment Bank	3.875%	3/15/28	1,100	1,083
	European Investment Bank	1.625%	10/9/29	125	108
	European Investment Bank	0.875%	5/17/30	200	162
	European Investment Bank	3.625%	7/15/30	800	777
	European Investment Bank	0.750%	9/23/30	500	399
	European Investment Bank	3.750%	2/14/33	425	419
	European Investment Bank	4.875%	2/15/36	325	349
[6]	Export Development Canada	3.375%	8/26/25	550	534
	Export Development Canada	4.375%	6/29/26	550	546
	Export Development Canada	3.000%	5/25/27	450	427
	Export Development Canada	3.875%	2/14/28	400	393
	Export-Import Bank of Korea	4.000%	9/15/24	750	736
	Export-Import Bank of Korea	2.625%	5/26/26	200	185
	Export-Import Bank of Korea	1.625%	1/18/27	200	179
	Export-Import Bank of Korea	4.250%	9/15/27	200	195
	Export-Import Bank of Korea	1.250%	9/21/30	500	397
	Export-Import Bank of Korea	2.125%	1/18/32	200	165
	Export-Import Bank of Korea	5.125%	1/11/33	200	207
	Export-Import Bank of Korea	2.500%	6/29/41	350	259
	Hydro-Quebec	8.050%	7/7/24	325	332
	Inter-American Development Bank	3.250%	7/1/24	600	587
	Inter-American Development Bank	0.500%	9/23/24	600	566
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,051
	Inter-American Development Bank	1.750%	3/14/25	200	189
	Inter-American Development Bank	0.875%	4/3/25	500	465
	Inter-American Development Bank	7.000%	6/15/25	134	138
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,194
	Inter-American Development Bank	0.875%	4/20/26	500	451
	Inter-American Development Bank	4.500%	5/15/26	475	473
	Inter-American Development Bank	2.000%	6/2/26	750	697
	Inter-American Development Bank	2.000%	7/23/26	100	93
	Inter-American Development Bank	2.375%	7/7/27	450	418
	Inter-American Development Bank	0.625%	9/16/27	800	688
	Inter-American Development Bank	4.000%	1/12/28	920	910
	Inter-American Development Bank	1.125%	7/20/28	300	257
	Inter-American Development Bank	3.125%	9/18/28	875	827
	Inter-American Development Bank	1.125%	1/13/31	350	283
	Inter-American Development Bank	3.500%	4/12/33	400	384
	Inter-American Development Bank	3.875%	10/28/41	200	188
	Inter-American Development Bank	3.200%	8/7/42	100	85
	Inter-American Investment Corp.	4.125%	2/15/28	250	246
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	665
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	722
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	190
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,387
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,369
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,097
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,816
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	453
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	470
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	325
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	773
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	845
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,282
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	753
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	174
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	640
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	323
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	634
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	531
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,255
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	179
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	262
	International Finance Corp.	1.375%	10/16/24	200	190
	International Finance Corp.	0.375%	7/16/25	400	366
	International Finance Corp.	2.125%	4/7/26	600	561
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	110
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	300
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	100
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	191
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	313
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	366
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	419
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	462
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	187
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	246
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	184
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	187
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	740
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	281
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	331
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	367
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	396
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	278
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	188
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	146
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	163
[9]	KFW	1.375%	8/5/24	900	861
[9]	KFW	0.500%	9/20/24	825	778
[9]	KFW	1.250%	1/31/25	1,725	1,623
[9]	KFW	2.000%	5/2/25	150	142
[9]	KFW	0.375%	7/18/25	1,500	1,370
[9]	KFW	0.625%	1/22/26	1,000	903
[9]	KFW	3.625%	4/1/26	575	560
[9]	KFW	1.000%	10/1/26	1,000	895
[9]	KFW	3.000%	5/20/27	560	531
[9]	KFW	3.750%	2/15/28	800	783
[9]	KFW	2.875%	4/3/28	500	470
[9]	KFW	3.875%	6/15/28	750	739
[9]	KFW	1.750%	9/14/29	175	153
[9]	KFW	0.000%	4/18/36	400	238
[9]	KFW	0.000%	6/29/37	200	113

61

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	191
	Korea Development Bank	2.125%	10/1/24	200	192
	Korea Development Bank	0.750%	1/25/25	200	186
	Korea Development Bank	1.375%	4/25/27	200	176
	Korea Development Bank	4.375%	2/15/28	450	441
	Korea Development Bank	1.625%	1/19/31	400	323
	Korea Development Bank	4.375%	2/15/33	450	438
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	810
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	367
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	451
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	253
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	232
	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	271
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	399
	Nordic Investment Bank	0.375%	9/11/25	600	545
	Nordic Investment Bank	0.500%	1/21/26	200	180
	Nordic Investment Bank	4.375%	3/14/28	450	452
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	94
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	454
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	138
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	449
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	389
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	249
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	461
	Oriental Republic of Uruguay	5.750%	10/28/34	214	231
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	240
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	182
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	694
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	361
	Province of Alberta	1.875%	11/13/24	450	429
	Province of Alberta	1.000%	5/20/25	485	449
	Province of Alberta	3.300%	3/15/28	250	237
	Province of Alberta	1.300%	7/22/30	500	406
	Province of British Columbia	1.750%	9/27/24	225	215
	Province of British Columbia	2.250%	6/2/26	300	280
	Province of British Columbia	0.900%	7/20/26	300	268
	Province of British Columbia	4.200%	7/6/33	250	249
	Province of Manitoba	2.125%	6/22/26	90	83
	Province of Manitoba	1.500%	10/25/28	350	302
	Province of New Brunswick	3.625%	2/24/28	105	101
	Province of Ontario	2.500%	4/27/26	250	235
	Province of Ontario	2.300%	6/15/26	900	840
	Province of Ontario	3.100%	5/19/27	600	567
	Province of Ontario	2.000%	10/2/29	585	511
	Province of Ontario	1.125%	10/7/30	500	401
	Province of Ontario	1.600%	2/25/31	600	494
	Province of Ontario	1.800%	10/14/31	200	166
	Province of Quebec	1.500%	2/11/25	441	416
	Province of Quebec	0.600%	7/23/25	500	458
	Province of Quebec	2.500%	4/20/26	200	188
	Province of Quebec	2.750%	4/12/27	850	794
	Province of Quebec	3.625%	4/13/28	250	241
	Province of Quebec	7.500%	9/15/29	475	553
	Province of Quebec	1.350%	5/28/30	400	330
	Province of Quebec	1.900%	4/21/31	1,200	1,012
	Republic of Chile	3.125%	1/21/26	485	465
	Republic of Chile	2.750%	1/31/27	250	232
	Republic of Chile	3.240%	2/6/28	460	432
	Republic of Chile	2.450%	1/31/31	200	173
	Republic of Chile	2.550%	1/27/32	200	171
	Republic of Chile	2.550%	7/27/33	400	327
	Republic of Chile	3.500%	1/31/34	600	529
	Republic of Chile	4.949%	1/5/36	200	198
	Republic of Chile	3.100%	5/7/41	300	226
	Republic of Chile	4.340%	3/7/42	400	356
	Republic of Chile	3.500%	1/25/50	275	207
	Republic of Chile	4.000%	1/31/52	200	163
	Republic of Chile	5.330%	1/5/54	200	199
	Republic of Chile	3.100%	1/22/61	500	327
	Republic of Chile	3.250%	9/21/71	200	130
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Hungary	7.625%	3/29/41	240	271
	Republic of Indonesia	4.100%	4/24/28	200	193
	Republic of Indonesia	4.750%	2/11/29	425	423
	Republic of Indonesia	3.400%	9/18/29	200	185
	Republic of Indonesia	2.850%	2/14/30	200	178
	Republic of Indonesia	3.850%	10/15/30	200	188
	Republic of Indonesia	4.350%	1/11/48	725	643
	Republic of Indonesia	3.700%	10/30/49	200	160
	Republic of Indonesia	4.200%	10/15/50	430	367
	Republic of Indonesia	3.050%	3/12/51	400	293
	Republic of Indonesia	4.300%	3/31/52	200	173
	Republic of Indonesia	5.450%	9/20/52	200	204
	Republic of Indonesia	5.650%	1/11/53	200	210
	Republic of Indonesia	3.200%	9/23/61	200	136
	Republic of Indonesia	4.450%	4/15/70	200	170
	Republic of Italy	2.375%	10/17/24	475	454
	Republic of Italy	1.250%	2/17/26	500	447
	Republic of Italy	2.875%	10/17/29	400	349
	Republic of Italy	5.375%	6/15/33	475	473
	Republic of Italy	4.000%	10/17/49	500	376
	Republic of Italy	3.875%	5/6/51	400	290
	Republic of Korea	5.625%	11/3/25	100	100
	Republic of Korea	2.750%	1/19/27	1,000	943
	Republic of Korea	2.500%	6/19/29	200	180
	Republic of Korea	1.750%	10/15/31	200	167
	Republic of Korea	3.875%	9/20/48	125	112
	Republic of Panama	3.750%	3/16/25	207	200
	Republic of Panama	7.125%	1/29/26	168	175
	Republic of Panama	8.875%	9/30/27	238	273
	Republic of Panama	3.875%	3/17/28	460	435
	Republic of Panama	9.375%	4/1/29	200	241
	Republic of Panama	3.160%	1/23/30	200	175
	Republic of Panama	2.252%	9/29/32	500	382
	Republic of Panama	6.400%	2/14/35	400	418
[2]	Republic of Panama	6.700%	1/26/36	292	312
[2]	Republic of Panama	4.500%	4/16/50	560	434
[2]	Republic of Panama	4.300%	4/29/53	400	298
	Republic of Panama	4.500%	4/1/56	500	375
[2]	Republic of Panama	3.870%	7/23/60	750	496
	Republic of Panama	4.500%	1/19/63	200	146
	Republic of Peru	7.350%	7/21/25	225	233
	Republic of Peru	2.392%	1/23/26	200	186
	Republic of Peru	2.783%	1/23/31	900	771
	Republic of Peru	1.862%	12/1/32	350	270
	Republic of Peru	8.750%	11/21/33	505	639
	Republic of Peru	3.000%	1/15/34	550	456
[2]	Republic of Peru	6.550%	3/14/37	325	364
	Republic of Peru	3.300%	3/11/41	200	154
	Republic of Peru	5.625%	11/18/50	200	205
	Republic of Peru	3.600%	1/15/72	175	119
	Republic of Peru	3.230%	7/28/21	525	317
	Republic of Philippines	9.500%	10/21/24	350	372
	Republic of Philippines	10.625%	3/16/25	100	110
	Republic of Philippines	5.500%	3/30/26	225	229
	Republic of Philippines	5.170%	10/13/27	300	305
	Republic of Philippines	3.000%	2/1/28	400	371
	Republic of Philippines	3.750%	1/14/29	400	382
	Republic of Philippines	9.500%	2/2/30	300	378
	Republic of Philippines	2.457%	5/5/30	200	173
	Republic of Philippines	7.750%	1/14/31	400	473
	Republic of Philippines	1.648%	6/10/31	200	159
	Republic of Philippines	1.950%	1/6/32	200	160
	Republic of Philippines	6.375%	1/15/32	200	223
	Republic of Philippines	5.609%	4/13/33	300	318
	Republic of Philippines	5.000%	7/17/33	200	203
	Republic of Philippines	6.375%	10/23/34	550	614
	Republic of Philippines	3.950%	1/20/40	400	347
	Republic of Philippines	3.700%	3/1/41	400	332
	Republic of Philippines	3.700%	2/2/42	350	290
	Republic of Philippines	2.950%	5/5/45	200	144
	Republic of Philippines	2.650%	12/10/45	200	135

62

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Republic of Philippines	3.200%	7/6/46	500	371
Republic of Philippines	5.950%	10/13/47	200	219
Republic of Poland	3.250%	4/6/26	500	482
Republic of Poland	5.500%	11/16/27	225	231
Republic of Poland	5.750%	11/16/32	200	210
Republic of Poland	4.875%	10/4/33	400	393
Republic of Poland	5.500%	4/4/53	440	444
State of Israel	2.875%	3/16/26	200	190
State of Israel	3.250%	1/17/28	300	280
State of Israel	2.500%	1/15/30	200	175
State of Israel	2.750%	7/3/30	600	530
State of Israel	4.500%	1/17/33	450	442
State of Israel	4.500%	1/30/43	200	184
State of Israel	4.125%	1/17/48	250	214
State of Israel	3.375%	1/15/50	200	151
State of Israel	3.875%	7/3/50	400	329
State of Israel	4.500%	4/3/20	200	162
Svensk Exportkredit AB	0.375%	7/30/24	500	473
Svensk Exportkredit AB	0.625%	10/7/24	200	188
Svensk Exportkredit AB	0.625%	5/14/25	500	460
Svensk Exportkredit AB	4.000%	7/15/25	225	221
Svensk Exportkredit AB	0.500%	8/26/25	800	728
Svensk Exportkredit AB	4.625%	11/28/25	247	245
Svensk Exportkredit AB	4.375%	2/13/26	250	247
Svensk Exportkredit AB	2.250%	3/22/27	200	184
Svensk Exportkredit AB	4.125%	6/14/28	250	247
United Mexican States	3.900%	4/27/25	400	394
United Mexican States	4.125%	1/21/26	445	437
United Mexican States	4.150%	3/28/27	800	784
United Mexican States	3.750%	1/11/28	675	642
United Mexican States	4.500%	4/22/29	650	631
United Mexican States	3.250%	4/16/30	385	343
United Mexican States	2.659%	5/24/31	600	499
United Mexican States	8.300%	8/15/31	220	260
United Mexican States	4.750%	4/27/32	300	287
United Mexican States	7.500%	4/8/33	100	114
United Mexican States	6.350%	2/9/35	300	316
United Mexican States	6.050%	1/11/40	883	897
United Mexican States	4.280%	8/14/41	665	550
United Mexican States	4.750%	3/8/44	765	657
United Mexican States	5.550%	1/21/45	200	191
United Mexican States	4.600%	1/23/46	600	500
United Mexican States	4.350%	1/15/47	360	289
United Mexican States	4.600%	2/10/48	255	210
United Mexican States	4.500%	1/31/50	200	163
United Mexican States	5.000%	4/27/51	600	521
United Mexican States	4.400%	2/12/52	300	237
United Mexican States	6.338%	5/4/53	600	613
United Mexican States	3.771%	5/24/61	800	545
United Mexican States	5.750%	10/12/10	342	306
Total Sovereign Bonds (Cost $158,241)				144,510
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	40	39
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	162
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	62
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	237
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	118
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	296
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	128
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	128
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	71
	California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
	California GO	3.375%	4/1/25	100	97
	California GO	2.650%	4/1/26	75	71
	California GO	1.700%	2/1/28	100	88
	California GO	3.500%	4/1/28	150	142
	California GO	2.500%	10/1/29	70	62
	California GO	6.000%	3/1/33	100	110
	California GO	4.500%	4/1/33	190	187
	California GO	7.500%	4/1/34	350	426
	California GO	5.125%	3/1/38	100	100
	California GO	4.600%	4/1/38	300	288
	California GO	7.550%	4/1/39	630	794
	California GO	7.300%	10/1/39	75	91
	California GO	7.350%	11/1/39	375	456
	California GO	7.625%	3/1/40	205	258
	California GO	7.600%	11/1/40	200	255
	California GO	5.200%	3/1/43	100	99
	California State University College & University Revenue	3.899%	11/1/47	50	44
	California State University College & University Revenue	2.975%	11/1/51	140	101
	Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	52
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	70
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	38
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	120	136
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	122
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	90
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	90
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	158
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	37
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	168
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	71
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	250	243
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	53
	Connecticut GO	5.090%	10/1/30	175	173
	Connecticut GO	5.850%	3/15/32	200	213
	Cook County IL GO	6.229%	11/15/34	50	54
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	114
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	51
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	85
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	167

63

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	58
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	93
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	52
District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	139
East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	93
Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	221
Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	116
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	236	269
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	143	164
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	75
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	78
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	160	147
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	149
Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	290
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	81
Houston TX GO	6.290%	3/1/32	100	105
Illinois GO	5.100%	6/1/33	1,405	1,381
Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	54
Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	57
JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	147
JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	98
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	60
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	206
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	133
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	226
Los Angeles Community College District GO	1.606%	8/1/28	100	87
Los Angeles Community College District GO	1.806%	8/1/30	150	125
Los Angeles Community College District GO	2.106%	8/1/32	100	82
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	81
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	63
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	121
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	124
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Gasoline & Fuels Sales Tax Revenue	2.952%	5/1/41	50	39
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	134	130
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	100	100
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	97
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	101
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	142
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	200	204
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	103
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	53
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	108
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	41
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	78
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	57
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	49
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	109
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	107
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	112
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	61
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	162
Michigan State University College & University Revenue	4.496%	8/15/48	50	45
Michigan State University College & University Revenue	4.165%	8/15/22	100	79
Mississippi GO	5.245%	11/1/34	50	51
Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	76
Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	81

64

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	242
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	54
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	65
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	125
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	487
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.750%	6/15/41	50	52
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.440%	6/15/43	100	107
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	57
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	57
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	145	152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	79
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	104
	New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	497
	New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	159
	New York NY GO	5.517%	10/1/37	50	52
	New York NY GO	6.271%	12/1/37	100	111
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	211
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	41
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	104
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	39
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	157
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	72
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	42
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	93
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	157
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	38
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	186
	Ohio State University College & University Revenue	4.910%	6/1/40	100	99
	Ohio State University College & University Revenue	4.800%	6/1/11	100	92
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	55
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	165
	Oregon GO	5.892%	6/1/27	75	76
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	50
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	111
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	38
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	72
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	79
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	57
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	41
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	244
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	150
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	106
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	251
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	69
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	74
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	114
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	45
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	53
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	63
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	93
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	148

65

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	136
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	136
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	113
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	123
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	89
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	185	193
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	112
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	300
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	208
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas GO	5.517%	4/1/39	180	193
	Texas GO	4.681%	4/1/40	50	50
	Texas GO	3.211%	4/1/44	225	183
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	250	251
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	309
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	142
	Texas Transportation Commission GO	2.562%	4/1/42	100	76
	Texas Transportation Commission GO	2.472%	10/1/44	125	89
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	177
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	95
[13]	Tucson AZ COP	2.856%	7/1/47	50	37
	University of California College & University Revenue	0.883%	5/15/25	100	93
	University of California College & University Revenue	3.063%	7/1/25	100	96
	University of California College & University Revenue	1.316%	5/15/27	100	89
	University of California College & University Revenue	1.614%	5/15/30	125	103
	University of California College & University Revenue	5.946%	5/15/45	175	191
	University of California College & University Revenue	3.071%	5/15/51	100	71
	University of California College & University Revenue	4.858%	5/15/12	225	200
	University of California College & University Revenue	4.767%	5/15/15	100	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	408
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	58
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	91
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	93
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	40
	University of Michigan College & University Revenue	2.437%	4/1/40	100	75
	University of Michigan College & University Revenue	2.562%	4/1/50	100	67
	University of Michigan College & University Revenue	4.454%	4/1/22	225	195
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	50
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	69
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	101
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	40
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	33
	University of Virginia College & University Revenue	2.256%	9/1/50	335	208
	University of Virginia College & University Revenue	4.179%	9/1/17	50	41
	Utah GO	4.554%	7/1/24	10	10
	Utah GO	3.539%	7/1/25	37	36
	Washington GO	5.140%	8/1/40	150	153
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	36
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	50	50
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	94
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	232
Total Taxable Municipal Bonds (Cost $30,552)					27,964

66

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[15]	Vanguard Market Liquidity Fund (Cost $31,898)	5.150%	319,013	31,895
Total Investments (100.1%) (Cost $4,604,093)				4,114,279
Other Assets and Liabilities—Net (-0.1%)				(3,763)
Net Assets (100%)				4,110,516
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $9,873,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
67

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,572,195)	4,082,384
Affiliated Issuers (Cost $31,898)	31,895
Total Investments in Securities	4,114,279
Investment in Vanguard	145
Cash	612
Receivables for Investment Securities Sold	30,209
Receivables for Accrued Income	26,518
Receivables for Capital Shares Issued	1,682
Total Assets	4,173,445
Liabilities
Payables for Investment Securities Purchased	62,128
Payables for Capital Shares Redeemed	563
Payables to Vanguard	238
Total Liabilities	62,929
Net Assets	4,110,516
At June 30, 2023, net assets consisted of:

Paid-in Capital	4,626,143
Total Distributable Earnings (Loss)	(515,627)
Net Assets	4,110,516

Net Assets
Applicable to 399,473,690 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,110,516
Net Asset Value Per Share	$10.29

See accompanying Notes, which are an integral part of the Financial Statements.
68

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	59,563
Total Income	59,563
Expenses
The Vanguard Group—Note B
Investment Advisory Services	44
Management and Administrative	2,559
Marketing and Distribution	126
Custodian Fees	23
Shareholders’ Reports	75
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	2,840
Expenses Paid Indirectly	(4)
Net Expenses	2,836
Net Investment Income	56,727
Realized Net Gain (Loss)
Investment Securities Sold[1]	(24,429)
Futures Contracts	6
Realized Net Gain (Loss)	(24,423)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	55,849
Net Increase (Decrease) in Net Assets Resulting from Operations	88,153
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $352,000, $2,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,727	98,686
Realized Net Gain (Loss)	(24,423)	(47,018)
Change in Unrealized Appreciation (Depreciation)	55,849	(687,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,153	(635,942)
Distributions
Total Distributions	(99,185)	(120,844)
Capital Share Transactions
Issued	290,018	515,314
Issued in Lieu of Cash Distributions	99,185	120,844
Redeemed	(240,151)	(778,104)
Net Increase (Decrease) from Capital Share Transactions	149,052	(141,946)
Total Increase (Decrease)	138,020	(898,732)
Net Assets
Beginning of Period	3,972,496	4,871,228
End of Period	4,110,516	3,972,496

See accompanying Notes, which are an integral part of the Financial Statements.
69

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.32	$12.22	$12.81	$12.21	$11.54	$11.86
Investment Operations
Net Investment Income[1]	.145	.250	.228	.277	.324	.313
Net Realized and Unrealized Gain (Loss) on Investments	.083	(1.844)	(.454)	.635	.657	(.343)
Total from Investment Operations	.228	(1.594)	(.226)	.912	.981	(.030)
Distributions
Dividends from Net Investment Income	(.258)	(.226)	(.260)	(.312)	(.311)	(.267)
Distributions from Realized Capital Gains	—	(.080)	(.104)	—	—	(.023)
Total Distributions	(.258)	(.306)	(.364)	(.312)	(.311)	(.290)
Net Asset Value, End of Period	$10.29	$10.32	$12.22	$12.81	$12.21	$11.54
Total Return	2.20%	-13.21%	-1.72%	7.58%	8.67%	-0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,111	$3,972	$4,871	$4,867	$4,300	$3,535
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.14%[2]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.30%	1.85%	2.20%	2.72%	2.74%
Portfolio Turnover Rate[3]	21%	42%	69%	94%	80%	89%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 12%, 33%, 28%, 19%, and 26%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
70

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio
71

Total Bond Market Index Portfolio
trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at June 30, 2023.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management,
72

Total Bond Market Index Portfolio
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $145,000, representing less than 0.01% of the portfolio’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the portfolio’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,698,578	—	2,698,578
Asset-Backed/Commercial Mortgage-Backed Securities	—	105,391	—	105,391
Corporate Bonds	—	1,105,941	—	1,105,941
Sovereign Bonds	—	144,510	—	144,510
Taxable Municipal Bonds	—	27,964	—	27,964
Temporary Cash Investments	31,895	—	—	31,895
Total	31,895	4,082,384	—	4,114,279
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,611,704
Gross Unrealized Appreciation	5,528
Gross Unrealized Depreciation	(502,953)
Net Unrealized Appreciation (Depreciation)	(497,425)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the portfolio had available capital losses totaling $46,022,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2023, the portfolio purchased $129,297,000 of investment securities and sold $100,150,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $831,651,000 and $754,308,000, respectively.
73

Total Bond Market Index Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	27,792	47,186
Issued in Lieu of Cash Distributions	9,620	10,897
Redeemed	(22,987)	(71,707)
Net Increase (Decrease) in Shares Outstanding	14,425	(13,624)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 29% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
74

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
75

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692GBI 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Growth Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,275.80	$1.86
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.16	1.66
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.33%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Growth Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	10.5%
Consumer Discretionary	12.4
Consumer Staples	1.4
Energy	0.4
Financials	16.7
Health Care	9.5
Industrials	7.0
Information Technology	39.6
Real Estate	2.5
The table reflects the portfolio’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Communication Services (10.4%)
*	Alphabet Inc. Class C	597,883	72,326
*	Meta Platforms Inc. Class A	103,635	29,741
*	ZoomInfo Technologies Inc. Class A	515,304	13,084
			115,151
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	584,947	76,254
	TJX Cos. Inc.	166,211	14,093
*	Airbnb Inc. Class A	107,365	13,760
	Hilton Worldwide Holdings Inc.	74,750	10,880
*	Lululemon Athletica Inc.	17,408	6,589
*	Chipotle Mexican Grill Inc. Class A	3,014	6,447
	NIKE Inc. Class B	48,793	5,385
*	Tesla Inc.	11,531	3,018
			136,426
Consumer Staples (1.5%)
	Constellation Brands Inc. Class A	41,656	10,253
	Estee Lauder Cos. Inc. Class A	29,206	5,735
			15,988
Energy (0.4%)
	Schlumberger NV	91,951	4,517
Financials (16.6%)
	Mastercard Inc. Class A	129,169	50,802
*	FleetCor Technologies Inc.	71,931	18,060
	S&P Global Inc.	42,164	16,903
	Visa Inc. Class A	62,186	14,768
	American Express Co.	77,950	13,579
	Blackstone Inc.	112,522	10,461
*	Adyen NV ADR	603,117	10,428
*	Block Inc. (XNYS)	150,152	9,996
	Marsh & McLennan Cos. Inc.	51,587	9,702
	Global Payments Inc.	86,617	8,534
	Progressive Corp.	59,190	7,835
	MSCI Inc. Class A	15,082	7,078
	Ares Management Corp. Class A	58,111	5,599
			183,745
		Shares	Market Value• ($000)
Health Care (9.4%)
	UnitedHealth Group Inc.	51,714	24,856
	Zoetis Inc.	84,859	14,614
*	Boston Scientific Corp.	197,362	10,675
	Stryker Corp.	34,460	10,513
*	Insulet Corp.	33,516	9,664
	Danaher Corp.	34,315	8,236
*	Illumina Inc.	40,451	7,584
*	Align Technology Inc.	20,118	7,114
	Eli Lilly & Co.	13,200	6,191
*	Mettler-Toledo International Inc.	3,853	5,054
			104,501
Industrials (6.9%)
*	Uber Technologies Inc.	391,025	16,880
	TransUnion	192,667	15,092
	Equifax Inc.	57,117	13,440
*	Copart Inc.	93,462	8,525
	General Dynamics Corp.	34,704	7,466
	Airbus SE ADR	187,820	6,788
*	Ceridian HCM Holding Inc.	84,851	5,682
	IDEX Corp.	12,292	2,646
			76,519
Information Technology (39.2%)
	Microsoft Corp.	391,904	133,459
	Apple Inc.	607,539	117,844
	NVIDIA Corp.	135,127	57,161
*	Advanced Micro Devices Inc.	159,581	18,178
*	MongoDB Inc. Class A	33,477	13,759
	Monolithic Power Systems Inc.	23,640	12,771
*	ServiceNow Inc.	22,264	12,512
	Microchip Technology Inc.	137,099	12,283
	ASML Holding NV GDR (Registered)	14,325	10,382
*	Atlassian Corp. Ltd. Class A	59,880	10,048
	Intuit Inc.	18,239	8,357
*	Okta Inc.	101,525	7,041
*	HubSpot Inc.	10,559	5,618
*	Salesforce Inc.	22,478	4,749
*	VeriSign Inc.	20,998	4,745
*	ANSYS Inc.	8,342	2,755
*	Snowflake Inc. Class A	13,416	2,361
*	Cadence Design Systems Inc.	3,700	868
			434,891
		Shares	Market Value• ($000)
Real Estate (2.5%)
	American Tower Corp.	53,701	10,415
	Equinix Inc.	11,862	9,299
*	Welltower Inc.	99,214	8,025
			27,739
Total Common Stocks (Cost $915,303)			1,099,477
Temporary Cash Investments (1.4%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.150%	14	1
		Face Amount ($000)
Repurchase Agreement (1.4%)
	Bank of America Securities LLC 5.060%, 7/3/23 (Dated 6/30/23, Repurchase Value $14,906,000, collateralized by U.S. Treasury Note/Bond 1.750%, 1/31/29, with a value of $15,198,000)	14,900	14,900
Total Temporary Cash Investments (Cost $14,901)			14,901
Total Investments (100.6%) (Cost $930,204)			1,114,378
Other Assets and Liabilities—Net (-0.6%)			(6,109)
Net Assets (100%)			1,108,269
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $930,203)	1,114,377
Affiliated Issuers (Cost $1)	1
Total Investments in Securities	1,114,378
Investment in Vanguard	37
Cash	42
Receivables for Investment Securities Sold	165
Receivables for Accrued Income	185
Receivables for Capital Shares Issued	619
Total Assets	1,115,426
Liabilities
Payables for Investment Securities Purchased	6,537
Payables to Investment Advisor	198
Payables for Capital Shares Redeemed	310
Payables to Vanguard	112
Total Liabilities	7,157
Net Assets	1,108,269
At June 30, 2023, net assets consisted of:

Paid-in Capital	953,641
Total Distributable Earnings (Loss)	154,628
Net Assets	1,108,269

Net Assets
Applicable to 48,035,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,108,269
Net Asset Value Per Share	$23.07

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	2,982
Interest	330
Securities Lending—Net	—
Total Income	3,312
Expenses
Investment Advisory Fees—Note B
Basic Fee	726
Performance Adjustment	(359)
The Vanguard Group—Note C
Management and Administrative	1,155
Marketing and Distribution	27
Custodian Fees	3
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	1,568
Expenses Paid Indirectly	(1)
Net Expenses	1,567
Net Investment Income	1,745
Realized Net Gain (Loss) on Investment Securities Sold[2]	(14,228)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	249,305
Net Increase (Decrease) in Net Assets Resulting from Operations	236,822
1	Dividends are net of foreign withholding taxes of $38,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,745	2,706
Realized Net Gain (Loss)	(14,228)	(9,198)
Change in Unrealized Appreciation (Depreciation)	249,305	(434,524)
Net Increase (Decrease) in Net Assets Resulting from Operations	236,822	(441,016)
Distributions
Total Distributions	(2,438)	(339,141)
Capital Share Transactions
Issued	75,089	113,930
Issued in Lieu of Cash Distributions	2,438	339,141
Redeemed	(59,180)	(153,998)
Net Increase (Decrease) from Capital Share Transactions	18,347	299,073
Total Increase (Decrease)	252,731	(481,084)
Net Assets
Beginning of Period	855,538	1,336,622
End of Period	1,108,269	855,538

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.13	$38.27	$35.94	$26.95	$22.82	$23.99
Investment Operations
Net Investment Income (Loss)[1]	.037	.060	(.013)	.033	.108	.113
Net Realized and Unrealized Gain (Loss) on Investments	4.955	(10.288)	5.826	10.536	7.119	.038
Total from Investment Operations	4.992	(10.228)	5.813	10.569	7.227	.151
Distributions
Dividends from Net Investment Income	(.052)	—	(.013)	(.104)	(.108)	(.080)
Distributions from Realized Capital Gains	—	(9.912)	(3.470)	(1.475)	(2.989)	(1.241)
Total Distributions	(.052)	(9.912)	(3.483)	(1.579)	(3.097)	(1.321)
Net Asset Value, End of Period	$23.07	$18.13	$38.27	$35.94	$26.95	$22.82
Total Return	27.58%	-33.37%	17.86%	43.09%	33.82%	0.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,108	$856	$1,337	$1,247	$791	$598
Ratio of Total Expenses to Average Net Assets[2]	0.33%[3]	0.34%[3]	0.41%	0.41%[3]	0.40%	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	0.27%	(0.04)%	0.11%	0.43%	0.45%
Portfolio Turnover Rate	17%	33%	66%	41%	32%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.06%), 0.02%, 0.01%, 0.01%, and 0.00%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34% and 0.40% for 2023, 2022 and 2020 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in
7

Growth Portfolio
Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. For the six months ended June 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $359,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2023, these arrangements reduced the portfolio’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
8

Growth Portfolio
E.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,099,477	—	—	1,099,477
Temporary Cash Investments	1	14,900	—	14,901
Total	1,099,478	14,900	—	1,114,378
F.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	936,898
Gross Unrealized Appreciation	246,035
Gross Unrealized Depreciation	(68,555)
Net Unrealized Appreciation (Depreciation)	177,480
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the portfolio had available capital losses totaling $9,965,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2023, the portfolio purchased $192,458,000 of investment securities and sold $159,945,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $1,346,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	3,600	5,039
Issued in Lieu of Cash Distributions	124	13,911
Redeemed	(2,874)	(6,689)
Net Increase (Decrease) in Shares Outstanding	850	12,261
9

Growth Portfolio
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 63% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Growth Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has advised the portfolio since 2010.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692G 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	22
Liquidity Risk Management	23

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
High Yield Bond Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,042.40	$1.22
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.60	1.20
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.24%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

High Yield Bond Portfolio
Portfolio Allocation
As of June 30, 2023
Communications	15.4%
Consumer Discretionary	18.0
Consumer Staples	3.3
Energy	12.0
Financials	6.1
Health Care	8.7
Industrials	9.8
Materials	8.9
Real Estate	1.6
Technology	8.4
U.S. Government Securities	5.6
Utilities	2.2
The table reflects the portfolio’s investments, except for short-term investments, derivatives and other financial instruments.
2

High Yield Bond Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.4%)
U.S. Government Securities (5.4%)
[1]	United States Treasury Note/Bond	0.125%	7/31/23	4,175	4,158
	United States Treasury Note/Bond	0.750%	12/31/23	4,550	4,448
	United States Treasury Note/Bond	3.000%	7/31/24	463	451
	United States Treasury Note/Bond	4.375%	10/31/24	112	111
	United States Treasury Note/Bond	4.500%	11/30/24	803	794
[1]	United States Treasury Note/Bond	3.875%	4/30/25	3,706	3,635
	United States Treasury Note/Bond	2.875%	6/15/25	135	130
[1,2]	United States Treasury Note/Bond	3.500%	9/15/25	2,128	2,070
	United States Treasury Note/Bond	4.500%	11/15/25	935	930
[1]	United States Treasury Note/Bond	3.750%	4/15/26	9,216	9,022
	United States Treasury Note/Bond	3.625%	5/15/26	4,880	4,761
[2]	United States Treasury Note/Bond	2.375%	5/15/27	504	469
	United States Treasury Note/Bond	3.125%	8/31/27	50	48
	United States Treasury Note/Bond	4.125%	10/31/27	159	158
	United States Treasury Note/Bond	1.250%	4/30/28	40	35
	United States Treasury Note/Bond	3.500%	4/30/28	3,629	3,526
	United States Treasury Note/Bond	1.125%	8/31/28	26	22
	United States Treasury Note/Bond	2.375%	3/31/29	417	381
	United States Treasury Note/Bond	4.000%	10/31/29	80	80
	United States Treasury Note/Bond	3.875%	12/31/29	40	40
	United States Treasury Note/Bond	3.500%	4/30/30	532	517
	United States Treasury Note/Bond	3.750%	5/31/30	770	759
	United States Treasury Note/Bond	3.375%	5/15/33	204	197
	United States Treasury Note/Bond	4.250%	5/15/39	17	18
	United States Treasury Note/Bond	3.875%	2/15/43	66	64
	United States Treasury Note/Bond	3.000%	2/15/48	27	23
	United States Treasury Note/Bond	3.375%	11/15/48	767	693
	United States Treasury Note/Bond	3.625%	5/15/53	7	7
Total U.S. Government and Agency Obligations (Cost $38,088)					37,547
Corporate Bonds (87.1%)
Communications (14.5%)
[3,4]	Altice France SA	2.125%	2/15/25	585	583
[3]	Altice France SA	5.500%	1/15/28	1,900	1,439
[3]	Altice France SA	5.125%	7/15/29	225	160
[3]	Banijay Entertainment SASU	5.375%	3/1/25	675	662
	Belo Corp.	7.750%	6/1/27	940	931
	Belo Corp.	7.250%	9/15/27	307	297
[3]	Cable One Inc.	4.000%	11/15/30	97	76
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,398	1,363
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,055	981
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	225	205
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	800	723
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,000	942
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	450	385
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,665	3,053
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,810	2,270
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,316
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	4,006	3,186
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	705	554
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	800	605
[3]	CSC Holdings LLC	5.500%	4/15/27	630	525
[3]	CSC Holdings LLC	6.500%	2/1/29	350	284
[3]	CSC Holdings LLC	5.750%	1/15/30	80	38
[3]	CSC Holdings LLC	4.125%	12/1/30	3,221	2,262
[3]	CSC Holdings LLC	4.625%	12/1/30	120	53
[3]	CSC Holdings LLC	3.375%	2/15/31	960	653
[3]	CSC Holdings LLC	4.500%	11/15/31	2,815	1,962
[3]	CSC Holdings LLC	5.000%	11/15/31	600	281
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	780	706
	DISH DBS Corp.	5.875%	11/15/24	1,005	884
	DISH DBS Corp.	7.750%	7/1/26	965	592
[3]	DISH DBS Corp.	5.250%	12/1/26	80	64
	DISH DBS Corp.	7.375%	7/1/28	2,025	1,085
[3]	DISH DBS Corp.	5.750%	12/1/28	1,075	804
[3]	DISH Network Corp.	11.750%	11/15/27	1,310	1,281
	Embarq Corp.	7.995%	6/1/36	350	214
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	443
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,840	3,313
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	380	295
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,280	934
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	40	39
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	835	808
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,175	1,865
[3]	Iliad Holding SASU	6.500%	10/15/26	455	430
[3]	Iliad Holding SASU	7.000%	10/15/28	625	577
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,515
	Lamar Media Corp.	4.875%	1/15/29	80	74
	Lamar Media Corp.	4.000%	2/15/30	1,995	1,757
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,186
[3]	Level 3 Financing Inc.	3.400%	3/1/27	75	64
[3]	Level 3 Financing Inc.	3.625%	1/15/29	518	310
[3]	Level 3 Financing Inc.	3.875%	11/15/29	490	391
[3]	Level 3 Financing Inc.	10.500%	5/15/30	585	594
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,685	1,674
[3]	Lumen Technologies Inc.	4.000%	2/15/27	200	149
[3]	Match Group Holdings II LLC	4.625%	6/1/28	140	129
[3]	Match Group Holdings II LLC	4.125%	8/1/30	374	321
[3]	Match Group Holdings II LLC	3.625%	10/1/31	575	473
	Netflix Inc.	4.875%	4/15/28	346	342
[3]	News Corp.	3.875%	5/15/29	1,160	1,022
[3]	Nexstar Media Inc.	4.750%	11/1/28	540	469
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	310	310
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	739
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	785	660
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,647	2,217
	Paramount Global Inc.	6.250%	2/28/57	944	721
	Paramount Global Inc.	6.375%	3/30/62	885	739
[3]	ROBLOX Corp.	3.875%	5/1/30	2,505	2,111
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,560	1,260
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	382	270
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	310	279
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	948
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	2,040	1,667
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	1,370	1,060
	Sprint LLC	7.875%	9/15/23	4,019	4,031
	Sprint LLC	7.125%	6/15/24	1,094	1,105
	Sprint LLC	7.625%	2/15/25	345	352
	TEGNA Inc.	4.625%	3/15/28	410	362
	TEGNA Inc.	5.000%	9/15/29	1,365	1,181
	Telecom Italia Capital SA	6.375%	11/15/33	311	264
	Telecom Italia Capital SA	6.000%	9/30/34	660	532
	Telecom Italia Capital SA	7.721%	6/4/38	560	495
[3]	Telecom Italia SpA	5.303%	5/30/24	445	433
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	2,200	2,043
[3,4]	TMNL Holding BV	3.750%	1/15/29	915	870
	T-Mobile USA Inc.	5.375%	4/15/27	355	353
[3]	Uber Technologies Inc.	7.500%	5/15/25	680	689
[3]	Uber Technologies Inc.	8.000%	11/1/26	300	306
[3]	Uber Technologies Inc.	7.500%	9/15/27	450	461
[3]	Uber Technologies Inc.	6.250%	1/15/28	250	249
[3]	Uber Technologies Inc.	4.500%	8/15/29	1,600	1,473
[3]	Univision Communications Inc.	7.375%	6/30/30	10	10
[3]	UPC Broadband Finco BV	4.875%	7/15/31	2,160	1,783
[3]	UPC Holding BV	5.500%	1/15/28	2,630	2,304
[3]	Videotron Ltd.	5.375%	6/15/24	160	158
[5]	Videotron Ltd.	5.625%	6/15/25	275	205
[3]	Videotron Ltd.	5.125%	4/15/27	2,000	1,922
[3,5]	Videotron Ltd.	3.625%	6/15/28	2,690	1,744
[3]	Videotron Ltd.	3.625%	6/15/29	1,344	1,162
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,055	957
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,390	1,168
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	990	992
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	943
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	2,542
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,375
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	520	512
[3]	WMG Acquisition Corp.	3.875%	7/15/30	1,895	1,639
[3]	WMG Acquisition Corp.	3.000%	2/15/31	1,785	1,444
[3]	Zayo Group Holdings Inc.	4.000%	3/1/27	65	46
[3]	Ziggo BV	4.875%	1/15/30	2,189	1,819
					101,498
Consumer Discretionary (16.8%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,083
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,386
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	675	595
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,405	2,930
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	514
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,316	1,200
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,435	1,233
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	686
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	495	441
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	412
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	564
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	91
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	170	145
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	886
	Bath & Body Works Inc.	6.694%	1/15/27	429	430
	Bath & Body Works Inc.	5.250%	2/1/28	40	38
[3]	Bath & Body Works Inc.	6.625%	10/1/30	1,140	1,101
	Bath & Body Works Inc.	6.875%	11/1/35	150	137
	Bath & Body Works Inc.	6.750%	7/1/36	25	23
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	430	381
	Boyd Gaming Corp.	4.750%	12/1/27	3,510	3,327
[3]	Boyd Gaming Corp.	4.750%	6/15/31	265	237
[3]	Boyne USA Inc.	4.750%	5/15/29	200	181
[3]	Builders Firstsource Inc.	4.250%	2/1/32	825	718
[3]	Builders FirstSource Inc.	5.000%	3/1/30	150	140
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	3,367	3,352
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	2,094	2,141
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,425	1,244
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	2,790	2,804
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	1,978	2,002
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	320	304
[3]	Carnival Corp.	5.750%	3/1/27	1,111	1,022
[3]	Carnival Corp.	9.875%	8/1/27	255	265
[3]	Carnival Corp.	4.000%	8/1/28	2,920	2,587
[3]	Carnival Corp.	6.000%	5/1/29	4,275	3,817
[3]	Carnival Corp.	10.500%	6/1/30	1,190	1,261
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	360	394
[3]	CDI Escrow Issuer Inc.	5.750%	4/1/30	920	858
	Cedar Fair LP	5.250%	7/15/29	1,475	1,340
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	55	55
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	1,325	1,260
	Century Communities Inc.	6.750%	6/1/27	288	289
[3]	Century Communities Inc.	3.875%	8/15/29	1,028	892
[3]	Churchill Downs Inc.	5.500%	4/1/27	260	251
[3]	Churchill Downs Inc.	4.750%	1/15/28	310	288
	Churchill Downs Inc.	6.750%	5/1/31	140	139
[3]	Cinemark USA Inc.	8.750%	5/1/25	45	46
[3]	Cinemark USA Inc.	5.875%	3/15/26	330	313
[3]	Cinemark USA Inc.	5.250%	7/15/28	815	724
[3,4]	Cirsa Finance International Sarl	6.250%	12/20/23	217	236
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	240	239
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	543
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,024	1,027
	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	852	850
	Dana Inc.	5.625%	6/15/28	100	95
	Dana Inc.	4.500%	2/15/32	85	71
	Ford Motor Co.	4.346%	12/8/26	430	416
	Ford Motor Co.	9.625%	4/22/30	60	70
	Ford Motor Co.	3.250%	2/12/32	3,550	2,788
	Ford Motor Co.	4.750%	1/15/43	700	537
	Ford Motor Co.	5.291%	12/8/46	200	164
	Ford Motor Credit Co. LLC	3.370%	11/17/23	1,895	1,875
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	361
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	437
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	190
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,580	2,303
	Ford Motor Credit Co. LLC	4.950%	5/28/27	435	410

4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	3.815%	11/2/27	342	306
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,435	1,438
	Ford Motor Credit Co. LLC	7.350%	3/6/30	270	276
	Ford Motor Credit Co. LLC	7.200%	6/10/30	530	535
[3]	Gap Inc.	3.625%	10/1/29	745	527
[3]	Gap Inc.	3.875%	10/1/31	570	391
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	485	437
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	685	595
	Griffon Corp.	5.750%	3/1/28	300	281
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,974	2,776
[3]	Hanesbrands Inc.	9.000%	2/15/31	605	610
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	255	251
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	421
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	55	48
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/32	445	371
	KB Home	4.800%	11/15/29	405	373
	KB Home	7.250%	7/15/30	225	229
	KB Home	4.000%	6/15/31	1,175	1,015
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,084
[3]	Lithia Motors Inc.	4.625%	12/15/27	1,995	1,862
[3]	Lithia Motors Inc.	3.875%	6/1/29	465	405
[3]	Lithia Motors Inc.	4.375%	1/15/31	400	345
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	435	430
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	415	371
[3]	Mattel Inc.	3.375%	4/1/26	1,075	989
[3]	Mattel Inc.	5.875%	12/15/27	1,745	1,713
[3]	Mattel Inc.	3.750%	4/1/29	105	92
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	568
[3]	Melco Resorts Finance Ltd.	5.250%	4/26/26	200	186
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/29	725	595
	MGM Resorts International	6.750%	5/1/25	150	150
	MGM Resorts International	5.750%	6/15/25	1,695	1,677
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,325	1,070
[3]	Michaels Cos. Inc.	7.875%	5/1/29	718	485
[3]	NCL Corp Ltd.	8.375%	2/1/28	1,505	1,581
[3]	NCL Corp. Ltd.	7.750%	2/15/29	545	519
	Newell Brands Inc.	4.700%	4/1/26	112	105
	Newell Brands Inc.	6.375%	9/15/27	615	591
	Newell Brands Inc.	6.625%	9/15/29	425	408
[3]	Nissan Motor Co. Ltd.	4.810%	9/17/30	180	158
[3]	Openlane Inc.	5.125%	6/1/25	245	241
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,775	1,644
[3]	PetSmart Inc. / PetSmart Finance Corp.	7.750%	2/15/29	925	920
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	272
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,154
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,345	1,261
[3]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	835	908
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	940	877
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,215	1,276
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	138	140
	Sands China Ltd.	5.625%	8/8/25	600	585
	Sands China Ltd.	5.900%	8/8/28	1,345	1,280
	Sands China Ltd.	4.875%	6/18/30	200	178
	Sands China Ltd.	3.750%	8/8/31	1,005	817
[3]	Scientific Games International Inc.	7.000%	5/15/28	630	629
	Service Corp. International	4.625%	12/15/27	370	350
	Service Corp. International	5.125%	6/1/29	2,105	1,987
	Service Corp. International	3.375%	8/15/30	650	544
	Service Corp. International	4.000%	5/15/31	1,735	1,484
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,028	956
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	450	443
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	641
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	425	347
	Toll Brothers Finance Corp.	4.875%	11/15/25	170	167
	Under Armour Inc.	3.250%	6/15/26	1,410	1,296
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Viking Cruises Ltd.	9.125%	7/15/31	735	743
[3]	William Carter Co.	5.625%	3/15/27	404	394
[3]	WW International Inc.	4.500%	4/15/29	134	80
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	2,050	2,016
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,510	1,431
[3]	Wynn Macau Ltd.	5.500%	1/15/26	650	604
[3]	Wynn Macau Ltd.	5.625%	8/26/28	160	138
[3]	Wynn Macau Ltd.	5.125%	12/15/29	1,440	1,196
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	78	70
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,175	1,168
[3]	Yum! Brands Inc.	4.750%	1/15/30	1,095	1,028
	Yum! Brands Inc.	3.625%	3/15/31	1,715	1,485
	Yum! Brands Inc.	4.625%	1/31/32	460	417
					117,570
Consumer Staples (3.1%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	341
	B&G Foods Inc.	5.250%	9/15/27	2,995	2,601
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	421
[3]	Darling Ingredients Inc.	5.250%	4/15/27	855	829
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	171
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,530	3,150
[3]	Energizer Holdings Inc.	4.375%	3/31/29	555	478
[3]	Performance Food Group Inc.	6.875%	5/1/25	305	305
[3]	Performance Food Group Inc.	5.500%	10/15/27	3,360	3,252
[3]	Performance Food Group Inc.	4.250%	8/1/29	2,225	1,981
[3]	Post Holdings Inc.	5.750%	3/1/27	314	307
[3]	Post Holdings Inc.	5.625%	1/15/28	2,245	2,160
[3]	Post Holdings Inc.	5.500%	12/15/29	1,110	1,027
[3]	Post Holdings Inc.	4.625%	4/15/30	2,389	2,095
[3]	Post Holdings Inc.	4.500%	9/15/31	1,495	1,276
[3]	United Natural Foods Inc.	6.750%	10/15/28	1,054	873
[3]	US Foods Inc.	4.625%	6/1/30	563	504
					21,771
Energy (11.4%)
	Apache Corp.	4.875%	11/15/27	1,560	1,447
	Apache Corp.	4.375%	10/15/28	55	50
	Apache Corp.	4.250%	1/15/30	475	423
	Apache Corp.	5.100%	9/1/40	354	288
	Apache Corp.	5.250%	2/1/42	271	214
	Apache Corp.	4.250%	1/15/44	15	10
	Apache Corp.	5.350%	7/1/49	547	426
	Baytex Energy Corp.	8.500%	4/30/30	270	264
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	260	263
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	470
	Buckeye Partners LP	4.150%	7/1/23	90	90
	Buckeye Partners LP	4.350%	10/15/24	150	146
[3]	Buckeye Partners LP	4.125%	3/1/25	1,781	1,705
	Buckeye Partners LP	3.950%	12/1/26	288	261
	Buckeye Partners LP	4.125%	12/1/27	715	650
[3]	Buckeye Partners LP	4.500%	3/1/28	2,734	2,468
	Cheniere Energy Partners LP	4.500%	10/1/29	501	460
	Cheniere Energy Partners LP	4.000%	3/1/31	375	330
[3]	Chesapeake Energy Corp	5.875%	2/1/29	355	337
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	735	730
[3]	Civitas Resources Inc.	8.750%	7/1/31	495	503
[3]	CNX Resources Corp.	6.000%	1/15/29	175	162
[3]	CNX Resources Corp.	7.375%	1/15/31	560	547
	Continental Resources Inc.	4.375%	1/15/28	628	590
[3]	Continental Resources Inc.	5.750%	1/15/31	860	820
	Continental Resources Inc.	4.900%	6/1/44	2,020	1,570

5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	510	503
	DCP Midstream Operating LP	5.125%	5/15/29	130	127
[3]	DT Midstream Inc.	4.125%	6/15/29	2,885	2,533
[3]	DT Midstream Inc.	4.375%	6/15/31	3,636	3,135
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	910	877
	Earthstone Energy Holdings LLC	9.875%	7/15/31	600	594
[3]	Enerflex Ltd.	9.000%	10/15/27	1,090	1,062
[3]	EnLink Midstream LLC	5.625%	1/15/28	720	698
	EnLink Midstream LLC	5.375%	6/1/29	720	687
[3]	EnLink Midstream LLC	6.500%	9/1/30	875	874
	EnLink Midstream Partners LP	4.150%	6/1/25	750	728
	EnLink Midstream Partners LP	4.850%	7/15/26	841	815
	EnLink Midstream Partners LP	5.600%	4/1/44	25	21
	EnLink Midstream Partners LP	5.050%	4/1/45	995	794
	EnLink Midstream Partners LP	5.450%	6/1/47	663	545
	EQM Midstream Partners LP	4.000%	8/1/24	458	449
[3]	EQM Midstream Partners LP	6.000%	7/1/25	1,695	1,682
	EQM Midstream Partners LP	4.125%	12/1/26	100	93
[3]	EQM Midstream Partners LP	7.500%	6/1/27	95	96
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,686
	EQM Midstream Partners LP	5.500%	7/15/28	916	866
[3]	EQM Midstream Partners LP	4.500%	1/15/29	990	883
[3]	EQM Midstream Partners LP	7.500%	6/1/30	820	828
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,232
	EQT Corp.	6.125%	2/1/25	53	53
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	111	109
[3]	Hess Midstream Operations LP	4.250%	2/15/30	70	61
	Matador Resources Co.	6.875%	4/15/28	1,150	1,138
	Noble Finance II LLC	8.000%	4/15/30	2,123	2,156
	Occidental Petroleum Corp.	5.500%	12/1/25	115	114
	Occidental Petroleum Corp.	5.550%	3/15/26	210	207
	Occidental Petroleum Corp.	3.400%	4/15/26	365	338
	Occidental Petroleum Corp.	3.200%	8/15/26	100	91
	Occidental Petroleum Corp.	3.000%	2/15/27	250	225
	Occidental Petroleum Corp.	6.375%	9/1/28	900	918
	Occidental Petroleum Corp.	6.625%	9/1/30	228	237
	Occidental Petroleum Corp.	6.125%	1/1/31	1,834	1,862
	Occidental Petroleum Corp.	7.500%	5/1/31	91	99
	Occidental Petroleum Corp.	6.450%	9/15/36	300	309
	Occidental Petroleum Corp.	6.600%	3/15/46	103	106
	Occidental Petroleum Corp.	4.400%	4/15/46	225	176
	Ovintiv Inc.	7.200%	11/1/31	90	95
	Ovintiv Inc.	7.375%	11/1/31	869	931
	Ovintiv Inc.	6.500%	8/15/34	247	248
	Ovintiv Inc.	6.500%	2/1/38	440	433
	PDC Energy Inc.	5.750%	5/15/26	315	314
[3]	Permian Resources Operating LLC	5.375%	1/15/26	80	77
[3]	Permian Resources Operating LLC	7.750%	2/15/26	65	66
[3]	Permian Resources Operating LLC	6.875%	4/1/27	530	523
[3]	Permian Resources Operating LLC	5.875%	7/1/29	1,881	1,773
	Range Resources Corp.	8.250%	1/15/29	400	416
[3]	Range Resources Corp.	4.750%	2/15/30	1,762	1,587
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	69
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	67
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	114
	SM Energy Co.	6.750%	9/15/26	686	672
	SM Energy Co.	6.625%	1/15/27	30	29
	SM Energy Co.	6.500%	7/15/28	409	393
	Southwestern Energy Co.	5.375%	2/1/29	667	630
	Southwestern Energy Co.	5.375%	3/15/30	2,143	2,000
	Southwestern Energy Co.	4.750%	2/1/32	1,170	1,034
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,236
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	409
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	855	759
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,400	1,230
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	725	739
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	990	915
[3]	Transocean Inc.	11.500%	1/30/27	80	83
[3]	Transocean Inc.	8.750%	2/15/30	2,595	2,635
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	340	347
	Valaris Ltd.	8.375%	4/30/30	905	908
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,415
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	805	799
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,900	1,636
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	1,460	1,200
[3]	Venture Global LNG Inc.	8.125%	6/1/28	295	300
[3]	Venture Global LNG Inc.	8.375%	6/1/31	1,345	1,358
[3]	Weatherford International Ltd.	8.625%	4/30/30	1,700	1,727
	Western Midstream Operating LP	3.350%	2/1/25	55	53
	Western Midstream Operating LP	3.950%	6/1/25	380	365
	Western Midstream Operating LP	4.650%	7/1/26	678	652
	Western Midstream Operating LP	4.500%	3/1/28	50	47
	Western Midstream Operating LP	4.750%	8/15/28	265	252
	Western Midstream Operating LP	4.300%	2/1/30	45	41
	Western Midstream Operating LP	5.450%	4/1/44	370	314
	Western Midstream Operating LP	5.300%	3/1/48	892	746
	Western Midstream Operating LP	5.500%	2/1/50	1,079	896
					79,764
Financials (5.6%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,600	2,244
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,710	3,598
	Aircastle Ltd.	4.125%	5/1/24	1,210	1,182
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co.	6.750%	4/15/28	1,175	1,159
[3]	AmWINS Group Inc.	4.875%	6/30/29	165	149
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,603
[3]	Burford Capital Global Finance LLC	6.875%	4/15/30	655	599
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	170	149
[3]	Enact Holdings Inc.	6.500%	8/15/25	1,390	1,366
[3]	FirstCash Inc.	4.625%	9/1/28	400	358
[3]	FirstCash Inc.	5.625%	1/1/30	395	357
[3]	GGAM Finance Ltd.	7.750%	5/15/26	450	451
[3]	GGAM Finance Ltd.	8.000%	6/15/28	700	700
[3]	goeasy Ltd.	4.375%	5/1/26	896	817
[3]	HUB International Ltd.	7.000%	5/1/26	175	175
[3]	HUB International Ltd.	5.625%	12/1/29	735	660
[3]	HUB International Ltd.	7.250%	6/15/30	2,225	2,297
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	550	533
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,810	1,722
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	347
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	755	615
	MGIC Investment Corp.	5.250%	8/15/28	635	598
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	575	504
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,474	2,008
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	500	411
	Navient Corp.	7.250%	9/25/23	111	111
	Navient Corp.	6.750%	6/15/26	15	14
	Navient Corp.	4.875%	3/15/28	248	212
	Navient Corp.	5.500%	3/15/29	1,560	1,331
	Navient Corp.	9.375%	7/25/30	255	254
	Navient Corp.	5.625%	8/1/33	181	136
	OneMain Finance Corp.	8.250%	10/1/23	380	382
	OneMain Finance Corp.	6.125%	3/15/24	815	812
	OneMain Finance Corp.	7.125%	3/15/26	2,461	2,423
	OneMain Finance Corp.	3.500%	1/15/27	1,340	1,152
	OneMain Finance Corp.	3.875%	9/15/28	985	805
	OneMain Finance Corp.	9.000%	1/15/29	578	583
	OneMain Finance Corp.	4.000%	9/15/30	965	744
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	155	154

6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	991
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,055	849
	Radian Group Inc.	4.500%	10/1/24	1,485	1,447
	Radian Group Inc.	6.625%	3/15/25	175	175
	Radian Group Inc.	4.875%	3/15/27	175	165
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	175	155
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	130	109
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	320	259
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	25	20
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	375	358
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	780	712
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	160	137
					39,092
Health Care (8.0%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	625	598
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	766
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	2,106	2,197
[3]	Avantor Funding Inc.	4.625%	7/15/28	1,860	1,724
[3]	Avantor Funding Inc.	3.875%	11/1/29	345	302
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	525	464
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	580
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,150
[4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	658
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	360	293
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	1,090	883
	Centene Corp.	4.625%	12/15/29	210	193
	Centene Corp.	3.375%	2/15/30	325	279
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	950	873
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	390	345
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	650	567
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	270	263
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,190	1,937
[3]	CHS/Community Health Systems Inc.	8.000%	12/15/27	75	73
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	470	400
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	840	664
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	155	117
[3]	DaVita Inc.	3.750%	2/15/31	850	682
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	435	445
[3]	Grifols Escrow Issuer SA	4.750%	10/15/28	290	252
[3,4]	Grifols SA	2.250%	11/15/27	1,325	1,305
	HCA Inc.	7.690%	6/15/25	80	82
	HCA Inc.	5.875%	2/15/26	280	280
	HCA Inc.	5.875%	2/1/29	275	276
	HCA Inc.	3.500%	9/1/30	850	745
[3]	Hologic Inc.	3.250%	2/15/29	1,575	1,378
[3]	IQVIA Inc.	5.000%	5/15/27	3,853	3,711
[3,4]	IQVIA Inc.	2.250%	1/15/28	1,200	1,151
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,855	1,817
[3]	IQVIA Inc.	6.500%	5/15/30	845	855
[3]	Jazz Securities DAC	4.375%	1/15/29	750	669
[3]	Medline Borrower LP	3.875%	4/1/29	4,925	4,284
[3]	Medline Borrower LP	5.250%	10/1/29	2,589	2,247
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	3,350	2,975
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,865	1,538
[3]	Owens & Minor Inc.	4.500%	3/31/29	455	381
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Owens & Minor Inc.	6.625%	4/1/30	1,471	1,335
[3]	Prestige Brands Inc.	3.750%	4/1/31	200	165
[3]	Teleflex Inc.	4.250%	6/1/28	1,991	1,830
	Tenet Healthcare Corp.	4.875%	1/1/26	495	482
	Tenet Healthcare Corp.	5.125%	11/1/27	245	234
	Tenet Healthcare Corp.	4.625%	6/15/28	1,030	962
	Tenet Healthcare Corp.	6.125%	10/1/28	1,045	1,006
	Tenet Healthcare Corp.	4.250%	6/1/29	495	447
	Tenet Healthcare Corp.	4.375%	1/15/30	720	650
	Tenet Healthcare Corp.	6.125%	6/15/30	1,670	1,646
	Tenet Healthcare Corp.	6.750%	5/15/31	2,065	2,077
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,740	1,558
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	185
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	1,325	1,306
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	585	530
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	395	408
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	665	696
					55,916
Industrials (8.6%)
[3]	Air Canada	3.875%	8/15/26	1,480	1,372
[3]	Allison Transmission Inc.	5.875%	6/1/29	60	59
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	33
[3]	American Airlines Inc.	7.250%	2/15/28	286	284
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	780	773
[3,7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,060	1,030
[3]	Aramark Services Inc.	5.000%	4/1/25	1,871	1,843
[3]	Aramark Services Inc.	6.375%	5/1/25	1,344	1,346
[3]	Aramark Services Inc.	5.000%	2/1/28	1,390	1,310
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	971
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,340	1,213
[3]	Chart Industries Inc.	7.500%	1/1/30	170	173
[3]	Chart Industries Inc.	9.500%	1/1/31	235	251
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,389
[3]	Clean Harbors Inc.	5.125%	7/15/29	768	729
[3]	Clean Harbors Inc.	6.375%	2/1/31	726	731
[3]	Covanta Holding Corp.	4.875%	12/1/29	1,055	917
	Delta Air Lines Inc.	3.750%	10/28/29	205	184
[3]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	3,665	3,637
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,447	2,074
[3]	Garda World Security Corp.	7.750%	2/15/28	100	100
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	641	633
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	2,360	2,234
[3]	Herc Holdings Inc.	5.500%	7/15/27	4,586	4,403
[4]	Loxam SAS	2.875%	4/15/26	655	662
[4]	Loxam SAS	3.750%	7/15/26	400	413
[3]	Moog Inc.	4.250%	12/15/27	150	139
[3]	Mueller Water Products Inc.	4.000%	6/15/29	175	155
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	805	839
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	795	739
[3]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	150	152
[3]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	145	151
[3]	Rolls-Royce plc	3.625%	10/14/25	810	766
[3]	Rolls-Royce plc	5.750%	10/15/27	1,120	1,095
[3]	Sensata Technologies BV	5.625%	11/1/24	425	423
[3]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,591
[3]	Sensata Technologies Inc.	4.375%	2/15/30	400	359
[3]	Sensata Technologies Inc.	3.750%	2/15/31	1,142	979
[3]	Spirit AeroSystems Inc.	7.500%	4/15/25	849	843
	Spirit AeroSystems Inc.	3.850%	6/15/26	90	84
	Spirit AeroSystems Inc.	4.600%	6/15/28	267	224

7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,689	1,811
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	600	584
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	934
[3]	TransDigm Inc.	6.250%	3/15/26	2,150	2,139
	TransDigm Inc.	5.500%	11/15/27	575	544
[3]	TransDigm Inc.	6.750%	8/15/28	2,565	2,579
	TransDigm Inc.	4.625%	1/15/29	3,014	2,680
	TransDigm Inc.	4.875%	5/1/29	701	628
[3]	Triumph Group Inc.	9.000%	3/15/28	308	315
[7]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	532	528
[3]	United Airlines Inc.	4.375%	4/15/26	1,150	1,093
[3]	United Airlines Inc.	4.625%	4/15/29	1,455	1,326
	United Rentals North America Inc.	5.500%	5/15/27	638	628
	United Rentals North America Inc.	4.875%	1/15/28	1,834	1,745
	United Rentals North America Inc.	5.250%	1/15/30	440	420
	United Rentals North America Inc.	4.000%	7/15/30	2,345	2,076
	United Rentals North America Inc.	3.875%	2/15/31	1,156	1,002
	United Rentals North America Inc.	3.750%	1/15/32	1,175	996
[3]	WESCO Distribution Inc.	7.125%	6/15/25	535	541
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	330	303
					60,175
Materials (8.4%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	167
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	479
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	786
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	670	532
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	200	196
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,190	1,109
[3,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	161
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,590	1,355
[3]	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	250	212
[3]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	95	69
[3]	Avient Corp.	7.125%	8/1/30	1,663	1,682
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,840	1,567
	Ball Corp.	5.250%	7/1/25	380	377
	Ball Corp.	4.875%	3/15/26	1,375	1,337
[4]	Ball Corp.	1.500%	3/15/27	1,295	1,261
	Ball Corp.	6.875%	3/15/28	880	898
	Ball Corp.	6.000%	6/15/29	975	968
	Ball Corp.	2.875%	8/15/30	235	195
	Ball Corp.	3.125%	9/15/31	425	350
[3]	Berry Global Inc.	4.500%	2/15/26	1,463	1,398
[3]	Berry Global Inc.	4.875%	7/15/26	1,270	1,225
[3]	Berry Global Inc.	5.625%	7/15/27	250	245
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	215
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	285	232
	Chemours Co.	5.375%	5/15/27	150	142
[3]	Chemours Co.	5.750%	11/15/28	415	381
[3]	Chemours Co.	4.625%	11/15/29	2,349	1,985
[3]	Cleveland-Cliffs Inc.	6.750%	3/15/26	687	695
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	770	737
	Commercial Metals Co.	4.125%	1/15/30	225	201
	Commercial Metals Co.	3.875%	2/15/31	95	82
	Commercial Metals Co.	4.375%	3/15/32	605	525
[3]	Constellium SE	5.875%	2/15/26	447	440
[3]	Constellium SE	5.625%	6/15/28	790	746
[3]	Constellium SE	3.750%	4/15/29	980	842
	Crown Americas LLC	5.250%	4/1/30	405	386
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,589
[3,4]	Crown European Holdings SA	2.875%	2/1/26	755	790
[3]	Element Solutions Inc.	3.875%	9/1/28	1,006	878
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	745	710
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,350	1,152
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	509
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,024
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	195
[3]	Graphic Packaging International LLC	3.500%	3/15/28	1,990	1,795
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	277
[3]	Graphic Packaging International LLC	3.750%	2/1/30	285	248
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	950	875
[3]	Ingevity Corp.	3.875%	11/1/28	60	51
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	370	324
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	436	348
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	759	676
[3]	Novelis Corp.	3.250%	11/15/26	1,200	1,087
[3]	Novelis Corp.	4.750%	1/30/30	1,644	1,461
[3]	Novelis Corp.	3.875%	8/15/31	1,343	1,108
[3]	OCI NV	4.625%	10/15/25	555	537
	Olin Corp.	5.125%	9/15/27	175	168
	Olin Corp.	5.625%	8/1/29	75	72
[3]	Olympus Water U.S. Holding Corp.	9.750%	11/15/28	1,230	1,199
[3]	Olympus Water US Holding Corp.	7.125%	10/1/27	300	272
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	834	659
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	345	249
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,247
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	705	701
	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	520	526
[3]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	468
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	118
[3]	Sealed Air Corp.	4.000%	12/1/27	275	251
[3]	Sealed Air Corp.	6.125%	2/1/28	265	263
[3]	Sealed Air Corp.	5.000%	4/15/29	50	47
[3]	Sealed Air Corp.	6.875%	7/15/33	255	265
	Silgan Holdings Inc.	4.125%	2/1/28	620	569
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,237
[3]	SPCM SA	3.125%	3/15/27	430	386
[3]	SPCM SA	3.375%	3/15/30	160	133
[3]	Standard Industries Inc.	5.000%	2/15/27	425	405
[3]	Standard Industries Inc.	4.750%	1/15/28	1,160	1,081
[3]	Standard Industries Inc.	4.375%	7/15/30	1,594	1,381
[3]	Standard Industries Inc.	3.375%	1/15/31	2,105	1,695
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,006
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	483
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	1,155	1,109
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	50	48
[3]	Tronox Inc.	4.625%	3/15/29	1,365	1,133
	Windsor Holdings III LLC	8.500%	6/15/30	900	895
[3]	WR Grace Holdings LLC	5.625%	8/15/29	490	400
[3]	WR Grace Holdings LLC	7.375%	3/1/31	255	251
					58,529
Real Estate (1.5%)
	Iron Mountain Inc	7.000%	2/15/29	1,080	1,082
[3]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,010
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	14
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	120
[3]	Iron Mountain Inc.	4.875%	9/15/29	1,659	1,485
[3]	Iron Mountain Inc.	5.250%	7/15/30	1,010	910

8

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Iron Mountain Inc.	4.500%	2/15/31	303	260
[3]	Iron Mountain Inc.	5.625%	7/15/32	265	237
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	11
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	95	80
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	865	655
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	318
	SBA Communications Corp.	3.875%	2/15/27	385	355
	SBA Communications Corp.	3.125%	2/1/29	450	382
	Service Properties Trust	7.500%	9/15/25	78	77
	Service Properties Trust	5.250%	2/15/26	100	91
	Service Properties Trust	4.750%	10/1/26	243	211
	Service Properties Trust	5.500%	12/15/27	367	323
[3]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	150	149
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	2,590	2,427
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	283	261
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	495	450
					10,908
Technology (7.1%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	1,569	1,409
	Block Inc.	2.750%	6/1/26	1,250	1,138
	Block Inc.	3.500%	6/1/31	610	506
[3]	Booz Allen Hamilton Inc.	3.875%	9/1/28	240	219
[3]	Booz Allen Hamilton Inc.	4.000%	7/1/29	255	228
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	62	62
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,190	1,151
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	1,070	984
[3]	Cloud Software Group Inc.	6.500%	3/31/29	380	338
	Cloud Software Grp Inc.	9.000%	9/30/29	295	258
[3]	Coherent Corp.	5.000%	12/15/29	1,775	1,603
[3]	CommScope Inc.	8.250%	3/1/27	40	32
[3]	CommScope Inc.	7.125%	7/1/28	610	433
[3]	CommScope Technologies LLC	5.000%	3/15/27	210	147
[3]	Entegris Escrow Corp.	4.750%	4/15/29	1,120	1,040
[3]	Entegris Escrow Corp.	5.950%	6/15/30	400	384
[3]	Entegris Inc.	4.375%	4/15/28	1,985	1,816
[3]	Entegris Inc.	3.625%	5/1/29	840	724
[3]	Fair Isaac Corp.	4.000%	6/15/28	987	906
[3]	Gartner Inc.	3.625%	6/15/29	285	251
[3]	Gartner Inc.	3.750%	10/1/30	1,290	1,124
[3]	Gen Digital Inc.	5.000%	4/15/25	3,035	2,978
[3]	Imola Merger Corp.	4.750%	5/15/29	7,005	6,109
[3]	McAfee Corp.	7.375%	2/15/30	2,145	1,865
[3]	Minerva Merger Sub Inc.	6.500%	2/15/30	2,568	2,160
[3]	MSCI Inc.	4.000%	11/15/29	880	794
[3]	MSCI Inc.	3.625%	11/1/31	10	9
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,300
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,465
	Nokia OYJ	4.375%	6/12/27	85	80
	Nokia OYJ	6.625%	5/15/39	1,499	1,439
[3]	Open Text Corp.	3.875%	2/15/28	1,878	1,653
[3]	Open Text Corp.	3.875%	12/1/29	1,300	1,087
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,825	1,553
[3]	Open Text Holdings Inc.	4.125%	12/1/31	840	690
[3]	Presidio Holdings Inc.	4.875%	2/1/27	2,437	2,287
[3]	Presidio Holdings Inc.	8.250%	2/1/28	300	285
[3]	PTC Inc.	3.625%	2/15/25	435	420
[3]	PTC Inc.	4.000%	2/15/28	385	357
[3]	Seagate HDD Cayman	8.250%	12/15/29	160	167
[3]	Seagate HDD Cayman	8.500%	7/15/31	345	362
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,425	4,236
	Western Digital Corp.	4.750%	2/15/26	525	500
	Xerox Corp.	4.800%	3/1/35	50	33
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Xerox Holdings Corp.	5.000%	8/15/25	105	99
[3]	Xerox Holdings Corp.	5.500%	8/15/28	2,685	2,284
					49,965
Utilities (2.1%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	745	720
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	2,365	2,232
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	1,045	1,062
[3]	Calpine Corp.	4.500%	2/15/28	250	227
[3]	Calpine Corp.	5.125%	3/15/28	530	475
[3]	Calpine Corp.	4.625%	2/1/29	335	284
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	571	527
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	2,905	2,412
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	450	368
	FirstEnergy Corp.	1.600%	1/15/26	30	27
	FirstEnergy Corp.	4.150%	7/15/27	455	432
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	965
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	98
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	2,825
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	1,000	929
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	349
	TransAlta Corp.	7.750%	11/15/29	75	77
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	150	144
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	850	744
					14,897
Total Corporate Bonds (Cost $652,044)					610,085
Floating Rate Loan Interests (3.0%)
[8]	Alterra Mountain Co. Term Loan B, TSFR1M + 3.750%	8.952%	5/31/30	80	80
[8]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	1,100	1,124
[8]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.452%	8/19/28	135	128
[8]	Asurion LLC Term Loan B-7, 3M USD LIBOR + 3.000%	8.538%	11/3/24	506	505
[8]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.500%	8.589%	2/15/29	565	542
[8]	Axalta Coating Systems US Holdings Inc. Term Loan B-4, TSFR3M + 3.000%	8.242%	12/20/29	360	360
[8]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	150	150
[8]	Bombardier Recreational Products Inc. Term Loan B, TSFR1M + 3.500%	8.602%	12/13/29	388	388
[8]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	7.584%	6/7/28	494	486
[8]	Chemours Co. Term Loan B, TSFR1M + 1.750%	6.952%	4/3/25	284	281
[8]	Clarios Global LP Term Loan, TSFR1M + 3.750%	8.852%	5/6/30	1,121	1,116
[8]	Cloud Software Group Inc. Term Loan, TSFR3M + 4.500%	9.739%	3/30/29	978	914
[8]	CommScope Inc. Term Loan B, 1M USD LIBOR + 3.250%	8.443%	4/6/26	654	625
[8]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.217%	8/2/27	722	705
[8]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 3.250%	8.434%	2/6/26	1,437	1,438
[8]	First Student Bidco Inc. Term Loan B, 3M USD LIBOR + 3.000%	8.529%	7/21/28	650	627
[8]	First Student Bidco Inc. Term Loan C, 3M USD LIBOR + 3.000%	8.529%	7/21/28	256	247

9

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Fortrea Holdings Inc. Term Loan, TSFR1M + 3.750%	8.992%	6/12/30	30	30
[8]	HUB International Ltd. Term Loan B, TSFR3M + 4.250%	9.341%	6/20/30	939	940
[8]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	8.202%	12/15/27	1,236	1,227
[8]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.010%	3/1/29	844	805
[8]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.352%	10/23/28	1,975	1,951
[8]	Mileage Plus Holdings LLC Term Loan B, 3M USD LIBOR + 5.250%	10.764%	6/21/27	968	1,004
[8]	NorthRiver Midstream Finance LP Term Loan B, 3M USD LIBOR + 3.250%	8.427%	10/1/25	710	708
[8,9]	Open Text Corp. Term Loan B	—%	1/31/30	139	139
[8]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.952%	2/1/28	389	382
[8]	SBA Senior Finance II LLC Term Loan B, 1M USD LIBOR + 1.750%	6.950%	4/11/25	761	761
[8]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.798%	10/20/27	1,640	1,702
[8]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	30	30
[8]	SS&C Technologies Inc. Term Loan B-5, 1M USD LIBOR + 1.750%	6.967%	4/16/25	333	333
[8]	SS&C Technologies Inc. Term Loan B-5, TSFR1M + 1.750%	6.967%	4/16/25	624	623
[8]	Trans Union LLC Term Loan B-6, TSFR1M + 2.250%	7.467%	12/1/28	284	283
[8]	TransDigm Inc. Term Loan H, TSFR3M + 3.250%	8.492%	2/22/27	25	25
[8]	TransDigm Inc. Term Loan I, TSFR3M + 3.250%	8.492%	8/24/28	171	171
[8]	Zayo Group Holdings Inc. Term Loan, TSFR1M + 3.000%	8.217%	3/9/27	140	109
Total Floating Rate Loan Interests (Cost $20,878)					20,939
				Shares
Temporary Cash Investments (3.4%)
Money Market Fund (0.8%)
[10]	Vanguard Market Liquidity Fund	5.150%		51,972	5,196
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (2.0%)
Bank of America Securities LLC (Dated 6/30/23, Repurchase Value $14,006,000, collateralized by U.S. Treasury Note/Bond 1.750%, 1/31/29, with a value of $14,280,000)	5.060%	7/3/23	14,000	14,000
U.S. Government and Agency Obligations (0.6%)
United States Treasury Bill	5.052%	10/26/23	4,450	4,376
Total Temporary Cash Investments (Cost $23,576)				23,572
Total Investments (98.9%) (Cost $734,586)				692,143
Other Assets and Liabilities—Net (1.1%)				8,008
Net Assets (100%)				700,151
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,776,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $240,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $436,834,000, representing 62.4% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Represents an unsettled loan as of June 30, 2023. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Group Inc.	69	66	—	(3)
10

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	52	10,574	(137)
5-Year U.S. Treasury Note	September 2023	45	4,819	(37)
10-Year U.S. Treasury Note	September 2023	20	2,245	(28)
Long U.S. Treasury Bond	September 2023	11	1,396	(3)
Ultra 10-Year U.S. Treasury Note	September 2023	12	1,421	(11)
Ultra Long U.S. Treasury Bond	September 2023	2	272	3
				(213)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(9)	(1,830)	9
10-Year U.S. Treasury Note	September 2023	(72)	(8,083)	94
Ultra Long U.S. Treasury Bond	September 2023	(5)	(681)	(1)
				102
				(111)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
BNP Paribas	7/31/23	USD	2,242	CAD	2,951	14	—
Toronto-Dominion Bank	7/31/23	USD	20,911	EUR	19,137	—	(5)
JPMorgan Chase Bank, N.A.	7/31/23	USD	1,385	GBP	1,087	4	—
						18	(5)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/21/28	USD	30,785	5.000	913	747
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
11

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $729,389)	686,947
Affiliated Issuers (Cost $5,197)	5,196
Total Investments in Securities	692,143
Investment in Vanguard	25
Cash	253
Foreign Currency, at Value (Cost $3)	3
Receivables for Investment Securities Sold	677
Receivables for Accrued Income	9,801
Receivables for Capital Shares Issued	183
Variation Margin Receivable—Centrally Cleared Swap Contracts	111
Unrealized Appreciation—Forward Currency Contracts	18
Total Assets	703,214
Liabilities
Payables for Investment Securities Purchased	2,686
Payables to Investment Advisor	66
Payables for Capital Shares Redeemed	245
Payables to Vanguard	57
Unrealized Depreciation—Floating Rate Loan Commitments	3
Variation Margin Payable—Futures Contracts	1
Unrealized Depreciation—Forward Currency Contracts	5
Total Liabilities	3,063
Net Assets	700,151
At June 30, 2023, net assets consisted of:

Paid-in Capital	763,949
Total Distributable Earnings (Loss)	(63,798)
Net Assets	700,151

Net Assets
Applicable to 101,570,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	700,151
Net Asset Value Per Share	$6.89

See accompanying Notes, which are an integral part of the Financial Statements.
12

High Yield Bond Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	19,186
Total Income	19,186
Expenses
Investment Advisory Fees—Note B	141
The Vanguard Group—Note C
Management and Administrative	597
Marketing and Distribution	22
Custodian Fees	10
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	795
Expenses Paid Indirectly	(5)
Net Expenses	790
Net Investment Income	18,396
Realized Net Gain (Loss)
Investment Securities Sold[1]	(11,456)
Futures Contracts	(180)
Swap Contracts	1,288
Forward Currency Contracts	(450)
Foreign Currencies	23
Realized Net Gain (Loss)	(10,775)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	19,805
Floating Rate Loan Commitments	7
Futures Contracts	(105)
Swap Contracts	40
Forward Currency Contracts	132
Foreign Currencies	(9)
Change in Unrealized Appreciation (Depreciation)	19,870
Net Increase (Decrease) in Net Assets Resulting from Operations	27,491
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $182,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,396	32,119
Realized Net Gain (Loss)	(10,775)	(17,182)
Change in Unrealized Appreciation (Depreciation)	19,870	(85,796)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,491	(70,859)
Distributions
Total Distributions	(32,915)	(33,997)
Capital Share Transactions
Issued	106,349	105,586
Issued in Lieu of Cash Distributions	32,915	33,997
Redeemed	(61,212)	(185,909)
Net Increase (Decrease) from Capital Share Transactions	78,052	(46,326)
Total Increase (Decrease)	72,628	(151,182)
Net Assets
Beginning of Period	627,523	778,705
End of Period	700,151	627,523

See accompanying Notes, which are an integral part of the Financial Statements.
13

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$6.96	$8.06	$8.12	$8.19	$7.53	$8.13
Investment Operations
Net Investment Income[1]	.192	.345	.337	.353	.410	.420
Net Realized and Unrealized Gain (Loss) on Investments	.094	(1.074)	(.053)	.021	.731	(.636)
Total from Investment Operations	.286	(.729)	.284	.374	1.141	(.216)
Distributions
Dividends from Net Investment Income	(.356)	(.371)	(.344)	(.444)	(.481)	(.384)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.356)	(.371)	(.344)	(.444)	(.481)	(.384)
Net Asset Value, End of Period	$6.89	$6.96	$8.06	$8.12	$8.19	$7.53
Total Return	4.24%	-9.23%	3.68%	5.67%	15.67%	-2.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$700	$628	$779	$831	$783	$704
Ratio of Total Expenses to Average Net Assets	0.24%[2]	0.25%[2]	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	5.57%	4.82%	4.22%	4.57%	5.21%	5.39%
Portfolio Turnover Rate	27%	34%	30%	41%	27%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24% and 0.25%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
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High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse
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High Yield Bond Portfolio
imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2023, the portfolio’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance,
16

High Yield Bond Portfolio
and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2023, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal
17

High Yield Bond Portfolio
funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $11,000 for the six months ended June 30, 2023.
For the six months ended June 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.04% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $25,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the portfolio’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	37,547	—	37,547
Corporate Bonds	—	610,085	—	610,085
Floating Rate Loan Interests	—	20,939	—	20,939
Temporary Cash Investments	5,196	18,376	—	23,572
Total	5,196	686,947	—	692,143
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	3	—	3
Derivative Financial Instruments
Assets
Futures Contracts[1]	106	—	—	106
Forward Currency Contracts	—	18	—	18
Swap Contracts	747[1]	—	—	747
Total	853	18	—	871
Liabilities
Futures Contracts[1]	217	—	—	217
Forward Currency Contracts	—	5	—	5
Total	217	5	—	222
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At June 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	106	—	—	106
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	747	747
Unrealized Appreciation—Forward Currency Contracts	—	18	—	18
Total Assets	106	18	747	871

Unrealized Depreciation—Futures Contracts[1]	217	—	—	217
Unrealized Depreciation—Forward Currency Contracts	—	5	—	5
Liabilities	217	5	—	222
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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High Yield Bond Portfolio
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(180)	—	—	(180)
Swap Contracts	—	—	1,288	1,288
Forward Currency Contracts	—	(450)	—	(450)
Realized Net Gain (Loss) on Derivatives	(180)	(450)	1,288	658
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(105)	—	—	(105)
Swap Contracts	—	—	40	40
Forward Currency Contracts	—	132	—	132
Change in Unrealized Appreciation (Depreciation) on Derivatives	(105)	132	40	67
G.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments, derivatives, and other financial instruments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	733,028
Gross Unrealized Appreciation	5,446
Gross Unrealized Depreciation	(45,685)
Net Unrealized Appreciation (Depreciation)	(40,239)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the portfolio had available capital losses totaling $29,900,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
H.	During the six months ended June 30, 2023, the portfolio purchased $159,711,000 of investment securities and sold $97,756,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $77,975,000 and $69,814,000, respectively.
I.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	15,250	14,561
Issued in Lieu of Cash Distributions	4,905	4,683
Redeemed	(8,798)	(25,684)
Net Increase (Decrease) in Shares Outstanding	11,357	(6,440)
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
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High Yield Bond Portfolio
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 39% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders. The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, is also advisor to the portfolio.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers are supported by a dedicated team of high-yield and bank loan analysts who conduct in-depth credit research on the universe of high-yield issuers, seeking to identify issuers with stable or improving business prospects and attractive yields. Wellington Management focuses on higher-quality bonds, as they believe that these issues offer a more attractive risk/return trade-off than lower-rated bonds within the high-yield universe over the long term. Wellington Management seeks to maintain credit quality and diversification guidelines in order to minimize the risk of potential defaults. Wellington Management has advised a portion of the portfolio since its inception in 1996. The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below its peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the fee rate negotiated with Wellington Management without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
22

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the High Yield Bond Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692HY 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
International Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	13
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
International Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,132.50	$1.85
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

International Portfolio
Portfolio Allocation
As of June 30, 2023
United States	13.7%
Netherlands	11.0
China	9.3
Japan	8.1
United Kingdom	7.9
France	7.2
Germany	6.2
Sweden	5.0
Denmark	4.9
Switzerland	4.3
Taiwan	3.1
Belgium	3.0
Italy	2.7
Hong Kong	2.3
South Korea	2.1
India	1.9
Brazil	1.6
Spain	1.1
Australia	1.0
Canada	1.0
Other	2.6
The table reflects the portfolio’s investments, except for short-term investments and derivatives.
2

International Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Australia (1.0%)
	WiseTech Global Ltd.	561,705	30,129
Austria (0.5%)
	Erste Group Bank AG	418,535	14,681
Belgium (2.9%)
*	Argenx SE	142,336	55,511
	Umicore SA	774,424	21,652
	UCB SA	123,078	10,912
			88,075
Brazil (1.6%)
*	NU Holdings Ltd.	3,300,182	26,038
	B3 SA - Brasil Bolsa Balcao	4,189,083	12,782
	Raia Drogasil SA	1,667,762	10,310
			49,130
Canada (1.0%)
	Toronto-Dominion Bank	263,250	16,317
	Canadian National Railway Co.	110,659	13,400
			29,717
China (9.1%)
	Tencent Holdings Ltd.	2,008,400	85,158
*,1	Meituan Class B	2,988,592	46,864
*	Alibaba Group Holding Ltd.	2,708,404	28,194
[2]	NIO Inc. ADR	2,400,534	23,261
*	PDD Holdings Inc. ADR	302,571	20,920
*	Baidu Inc. ADR	118,779	16,262
*,1	Wuxi Biologics Cayman Inc.	2,378,000	11,429
	Shenzhen Inovance Technology Co. Ltd. Class A	1,119,321	9,921
	Contemporary Amperex Technology Co. Ltd. Class A	309,500	9,779
*,1,2	Ganfeng Lithium Co. Ltd. Class H	1,168,600	7,665
	China Mengniu Dairy Co. Ltd.	1,906,000	7,203
	JD.com Inc. Class A	376,438	6,420
*	Full Truck Alliance Co. Ltd. ADR	740,642	4,607
			277,683
Denmark (4.7%)
*	Genmab A/S	150,844	57,163
*	Vestas Wind Systems A/S	1,985,179	52,781
	Novo Nordisk A/S Class B	133,064	21,495
*	Ambu A/S Class B	834,821	13,686
			145,125
France (7.0%)
	Kering SA	134,805	74,439
	L'Oreal SA (XPAR)	91,012	42,455
		Shares	Market Value• ($000)
	Schneider Electric SE	187,856	34,129
	Sanofi	195,087	21,003
	TotalEnergies SE	211,777	12,157
	EssilorLuxottica SA	54,876	10,348
	Carrefour SA	528,855	10,022
	Legrand SA	87,214	8,652
			213,205
Germany (6.0%)
	Sartorius AG Preference Shares	78,065	27,046
*,1	Delivery Hero SE	598,056	26,386
	Bayerische Motoren Werke AG (XETR)	196,592	24,182
	SAP SE	173,927	23,760
*,1	Zalando SE	757,082	21,834
	Infineon Technologies AG	506,952	20,878
*	HelloFresh SE	616,033	15,236
	Siemens AG (Registered)	91,189	15,201
[1]	Dr. Ing Hc F Porsche AG Preference Shares	71,481	8,880
[2]	Jumia Technologies AG ADR	477,446	1,633
			185,036
Hong Kong (2.2%)
	AIA Group Ltd.	4,862,800	49,389
	Hong Kong Exchanges & Clearing Ltd.	252,560	9,569
	BOC Hong Kong Holdings Ltd.	2,921,000	8,948
			67,906
India (1.8%)
	Housing Development Finance Corp. Ltd.	748,563	25,826
	HDFC Bank Ltd.	961,100	19,945
	Larsen & Toubro Ltd.	225,922	6,831
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	2,913
			55,515
Indonesia (0.4%)
	Bank Central Asia Tbk PT	20,869,800	12,799
Israel (0.7%)
*	Wix.com Ltd.	257,526	20,149
Italy (2.6%)
	Ferrari NV	178,173	58,253
	FinecoBank Banca Fineco SpA	867,297	11,674
	Prysmian SpA	259,295	10,845
			80,772
Japan (7.8%)
	Nidec Corp.	637,100	35,108
	SMC Corp.	59,200	32,901
	M3 Inc.	1,417,800	30,915
		Shares	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3,098,100	22,836
	Sony Group Corp.	225,400	20,347
	Bridgestone Corp.	375,000	15,406
	KDDI Corp.	448,800	13,860
	Recruit Holdings Co. Ltd.	362,100	11,556
	Keyence Corp.	18,000	8,553
	Kubota Corp.	560,700	8,208
	Murata Manufacturing Co. Ltd.	126,100	7,243
	Sekisui Chemical Co. Ltd.	483,500	6,985
	FUJIFILM Holdings Corp.	103,500	6,167
	Daikin Industries Ltd.	29,100	5,963
	SBI Holdings Inc.	293,000	5,651
	Terumo Corp.	142,900	4,551
	MISUMI Group Inc.	195,000	3,926
			240,176
Netherlands (10.7%)
	ASML Holding NV	221,852	160,916
*,1	Adyen NV	67,710	117,251
	EXOR NV	467,496	41,736
	Universal Music Group NV	320,695	7,124
			327,027
Norway (0.7%)
*,1	AutoStore Holdings Ltd.	5,309,709	11,623
	DNB Bank ASA	517,814	9,683
			21,306
Singapore (0.3%)
*	Sea Ltd. ADR	152,487	8,850
South Korea (2.0%)
	Samsung Electronics Co. Ltd. (XKRX)	600,962	33,091
*	Coupang Inc. Class A	936,566	16,296
	Samsung SDI Co. Ltd. (XKRX)	24,400	12,460
			61,847
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	2,181,914	16,763
	Iberdrola SA (XMAD)	1,177,523	15,377
			32,140
Sweden (4.8%)
*	Spotify Technology SA	492,368	79,050
	Atlas Copco AB Class A	2,954,700	42,657
*	Kinnevik AB Class B	940,952	13,052
	Svenska Handelsbanken AB Class A	1,122,356	9,397
	Nibe Industrier AB Class B	345,091	3,281
			147,437
3

International Portfolio
		Shares	Market Value• ($000)
Switzerland (4.2%)
	Roche Holding AG	88,217	26,948
	Nestle SA (Registered)	151,537	18,228
[1]	VAT Group AG	40,725	16,869
	Cie Financiere Richemont SA Class A (Registered)	90,171	15,317
	Lonza Group AG (Registered)	25,604	15,304
	Alcon Inc.	157,527	13,069
	Temenos AG (Registered)	137,690	10,964
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	866	10,888
			127,587
Taiwan (3.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,067,000	93,604
United Kingdom (7.6%)
	Shell plc	1,340,286	40,374
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	31,036
	AstraZeneca plc	158,180	22,676
*	Ocado Group plc	2,924,862	21,165
*	Wise plc Class A	2,183,438	18,250
	Reckitt Benckiser Group plc	218,768	16,441
	RELX plc	378,176	12,616
	Diageo plc	272,167	11,701
	GSK plc	656,173	11,629
	Burberry Group plc	417,424	11,264
	National Grid plc	763,085	10,117
	Bunzl plc	259,177	9,877
	HSBC Holdings plc	1,241,328	9,829
	Whitbread plc	164,895	7,098
			234,073
United States (13.2%)
*	MercadoLibre Inc.	117,374	139,041
*	Moderna Inc.	582,262	70,745
	NVIDIA Corp.	110,057	46,556
*	Tesla Inc.	171,651	44,933
		Shares	Market Value• ($000)
*	Illumina Inc.	197,269	36,986
*	Elastic NV	312,362	20,028
*,2	Mobileye Global Inc. Class A	324,695	12,475
*	Booking Holdings Inc.	4,486	12,114
*	Lululemon Athletica Inc.	28,898	10,938
*	SolarEdge Technologies Inc.	32,819	8,830
[2]	Oatly Group AB ADR	1,376,931	2,823
			405,469
Total Common Stocks (Cost $2,719,040)			2,969,438
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[5,6]	Vanguard Market Liquidity Fund, 5.150% (Cost $109,284)	1,092,943	109,273
Total Investments (100.4%) (Cost $2,828,324)			3,078,711
Other Assets and Liabilities—Net (-0.4%)			(12,792)
Net Assets (100%)			3,065,919
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $268,801,000, representing 8.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,910,000.
3	Restricted securities totaling $33,949,000, representing 1.1% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,518,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2023	449	48,391	397
MSCI Emerging Markets Index	September 2023	404	20,158	(269)
				128

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,719,040)	2,969,438
Affiliated Issuers (Cost $109,284)	109,273
Total Investments in Securities	3,078,711
Investment in Vanguard	105
Cash	227
Cash Collateral Pledged—Futures Contracts	1,978
Foreign Currency, at Value (Cost $1,612)	1,489
Receivables for Investment Securities Sold	724
Receivables for Accrued Income	8,706
Receivables for Capital Shares Issued	877
Variation Margin Receivable—Futures Contracts	721
Other Assets	48
Total Assets	3,093,586
Liabilities
Payables for Investment Securities Purchased	9,366
Collateral for Securities on Loan	14,518
Payables to Investment Advisor	959
Payables for Capital Shares Redeemed	422
Payables to Vanguard	514
Deferred Foreign Capital Gains Taxes	1,888
Total Liabilities	27,667
Net Assets	3,065,919
1 Includes $12,910,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	2,746,392
Total Distributable Earnings (Loss)	319,527
Net Assets	3,065,919

Net Assets
Applicable to 126,334,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,065,919
Net Asset Value Per Share	$24.27

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	25,249
Non-Cash Dividends	5,750
Interest[2]	2,347
Securities Lending—Net	153
Total Income	33,499
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,330
Performance Adjustment	(11)
The Vanguard Group—Note C
Management and Administrative	2,649
Marketing and Distribution	96
Custodian Fees	106
Shareholders’ Reports	12
Trustees’ Fees and Expenses	1
Other Expenses	141
Total Expenses	5,324
Net Investment Income	28,175
Realized Net Gain (Loss)
Investment Securities Sold[2]	52,350
Futures Contracts	4,037
Foreign Currencies	41
Realized Net Gain (Loss)	56,428
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	283,819
Futures Contracts	2,043
Foreign Currencies	(9)
Change in Unrealized Appreciation (Depreciation)	285,853
Net Increase (Decrease) in Net Assets Resulting from Operations	370,456
1	Dividends are net of foreign withholding taxes of $2,889,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $2,284,000, less than $1,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($302,000).

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,175	32,897
Realized Net Gain (Loss)	56,428	104,135
Change in Unrealized Appreciation (Depreciation)	285,853	(1,396,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	370,456	(1,259,841)
Distributions
Total Distributions	(145,551)	(657,944)
Capital Share Transactions
Issued	135,838	372,085
Issued in Lieu of Cash Distributions	145,551	657,944
Redeemed	(277,719)	(521,400)
Net Increase (Decrease) from Capital Share Transactions	3,670	508,629
Total Increase (Decrease)	228,575	(1,409,156)
Net Assets
Beginning of Period	2,837,344	4,246,500
End of Period	3,065,919	2,837,344

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.52	$39.70	$43.57	$29.00	$23.14	$27.34
Investment Operations
Net Investment Income[1]	.223	.269	.345	.158	.371	.367
Net Realized and Unrealized Gain (Loss) on Investments	2.701	(11.155)	(1.007)	15.535	6.692	(3.644)
Total from Investment Operations	2.924	(10.886)	(.662)	15.693	7.063	(3.277)
Distributions
Dividends from Net Investment Income	(.372)	(.398)	(.123)	(.397)	(.378)	(.212)
Distributions from Realized Capital Gains	(.802)	(5.896)	(3.085)	(.726)	(.825)	(.711)
Total Distributions	(1.174)	(6.294)	(3.208)	(1.123)	(1.203)	(.923)
Net Asset Value, End of Period	$24.27	$22.52	$39.70	$43.57	$29.00	$23.14
Total Return	13.25%	-30.12%	-1.54%	57.58%	31.22%	-12.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,066	$2,837	$4,247	$5,897	$4,023	$3,109
Ratio of Total Expenses to Average Net Assets[2]	0.35%	0.41%	0.38%	0.38%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.06%	0.81%	0.49%	1.43%	1.36%
Portfolio Turnover Rate	7%	17%	21%[3]	22%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.06%, 0.04%, 0.04%, 0.04%, and 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
8

International Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such
9

International Portfolio
tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $11,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $105,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	484,316	—	—	484,316
Common Stocks—Other	191,028	2,260,145	33,949	2,485,122
Temporary Cash Investments	109,273	—	—	109,273
Total	784,617	2,260,145	33,949	3,078,711
Derivative Financial Instruments
Assets
Futures Contracts[1]	397	—	—	397
Liabilities
Futures Contracts[1]	269	—	—	269
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market
10

International Portfolio
activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the six months ended June 30, 2023. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2022	31,572
Change in Unrealized Appreciation (Depreciation)	2,377
Balance as of June 30, 2023	33,949
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of June 30, 2023, was $2,377,000.
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of June 30, 2023.
Security Type	Fair Value at 6/30/2023 ($000)	Valuation Technique[1]	Unobservable Input	Range (Weighted Avg.)
Common Stocks	31,036	Recent Transaction	Adjusted Cost	7.95 USD per share
	2,913	Market Comparables	EV/LTM Revenue Liquidity Discount Index Return	0.81-7.41 (4.02) 10% 15.5%
1	Change in valuation technique is due to consideration of the information that was available at the time the investments were valued.
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at June 30, 2023.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,843,221
Gross Unrealized Appreciation	673,582
Gross Unrealized Depreciation	(437,964)
Net Unrealized Appreciation (Depreciation)	235,618
F.	During the six months ended June 30, 2023, the portfolio purchased $210,796,000 of investment securities and sold $296,637,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	5,586	14,219
Issued in Lieu of Cash Distributions	6,306	24,242
Redeemed	(11,540)	(19,430)
Net Increase (Decrease) in Shares Outstanding	352	19,031
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
11

International Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 32% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Variable Insurance Funds International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.
Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised a portion of the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised a portion of the portfolio since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
13

Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangements again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the International Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
15

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692I 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Mid-Cap Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,087.60	$0.88
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.95	0.85
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Mid-Cap Index Portfolio
Portfolio Allocation
As of June 30, 2023
Basic Materials	3.8%
Consumer Discretionary	14.1
Consumer Staples	5.0
Energy	5.1
Financials	11.8
Health Care	11.1
Industrials	17.5
Real Estate	8.6
Technology	14.1
Telecommunications	1.7
Utilities	7.2
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
2

Mid-Cap Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.8%)
	Nucor Corp.	94,331	15,468
	Fastenal Co.	214,502	12,654
	Albemarle Corp.	44,046	9,826
	LyondellBasell Industries NV Class A	97,727	8,974
	International Flavors & Fragrances Inc.	95,867	7,630
	Avery Dennison Corp.	30,351	5,214
	CF Industries Holdings Inc.	73,247	5,085
	FMC Corp.	46,997	4,904
	Mosaic Co.	124,801	4,368
	Celanese Corp. Class A	36,767	4,258
	International Paper Co.	130,372	4,147
	Eastman Chemical Co.	44,725	3,744
	Steel Dynamics Inc.	30,200	3,290
	Westlake Corp.	6,047	722
			90,284
Consumer Discretionary (14.0%)
*	Copart Inc.	161,160	14,699
	DR Horton Inc.	115,287	14,029
*	Trade Desk Inc. Class A	167,149	12,907
	Lennar Corp. Class A	93,434	11,708
*	Delta Air Lines Inc.	241,417	11,477
*	Dollar Tree Inc.	78,915	11,324
*	Chipotle Mexican Grill Inc. Class A	5,148	11,012
*	Aptiv plc	101,651	10,378
*	Warner Bros Discovery Inc.	823,800	10,330
*	Take-Two Interactive Software Inc.	63,493	9,344
	Tractor Supply Co.	41,214	9,112
	eBay Inc.	200,777	8,973
	Genuine Parts Co.	52,783	8,932
*	Ulta Beauty Inc.	18,872	8,881
*	AutoZone Inc.	3,434	8,562
*	Royal Caribbean Cruises Ltd.	81,643	8,470
	Southwest Airlines Co.	223,537	8,094
	Darden Restaurants Inc.	45,483	7,599
*	NVR Inc.	1,163	7,386
	Hilton Worldwide Holdings Inc.	49,700	7,234
	Omnicom Group Inc.	75,003	7,137
*	Carnival Corp.	377,416	7,107
*	United Airlines Holdings Inc.	122,704	6,733
	PulteGroup Inc.	83,828	6,512
	Best Buy Co. Inc.	73,895	6,056
	Garmin Ltd.	57,474	5,994
*	Expedia Group Inc.	53,549	5,858
	LKQ Corp.	100,338	5,847
*	ROBLOX Corp. Class A	136,900	5,517
*	Live Nation Entertainment Inc.	60,519	5,514
*	CarMax Inc.	59,477	4,978
	MGM Resorts International	109,296	4,800
	Domino's Pizza Inc.	13,297	4,481
*	Rivian Automotive Inc. Class A	262,600	4,375
	BorgWarner Inc.	88,040	4,306
	Rollins Inc.	92,617	3,967
*	Etsy Inc.	46,300	3,917
*	Burlington Stores Inc.	24,444	3,847
*	Las Vegas Sands Corp.	64,600	3,747
	News Corp. Class A	183,321	3,575
	Fox Corp. Class A	101,100	3,437
		Shares	Market Value• ($000)
[1]	Paramount Global Class B	183,941	2,927
	Interpublic Group of Cos. Inc.	72,301	2,789
	Pool Corp.	7,000	2,623
*	American Airlines Group Inc.	123,137	2,209
*,1	Lucid Group Inc.	297,543	2,050
*	Caesars Entertainment Inc.	38,400	1,957
	Vail Resorts Inc.	7,552	1,901
	Fox Corp. Class B	48,768	1,555
*	Chewy Inc. Class A	34,920	1,378
*	Endeavor Group Holdings Inc. Class A	56,426	1,350
	VF Corp.	65,685	1,254
	Warner Music Group Corp. Class A	44,467	1,160
[1]	Sirius XM Holdings Inc.	215,900	978
*	Liberty Media Corp.-Liberty SiriusXM Class C	28,136	921
	Advance Auto Parts Inc.	11,186	786
	Lennar Corp. Class B	6,899	779
*	Liberty Media Corp.-Liberty SiriusXM Class A	14,445	474
	News Corp. Class B	3,475	69
[1]	Paramount Global Class A	2,790	52
			335,368
Consumer Staples (5.0%)
	Corteva Inc.	253,669	14,535
	AmerisourceBergen Corp.	64,595	12,430
	Kroger Co.	242,605	11,403
	Church & Dwight Co. Inc.	91,750	9,196
	McCormick & Co. Inc. (Non-Voting)	94,286	8,225
	Archer-Daniels-Midland Co.	102,318	7,731
	Clorox Co.	46,445	7,387
	Kellogg Co.	96,564	6,508
	Conagra Brands Inc.	179,215	6,043
	J M Smucker Co.	38,077	5,623
	Tyson Foods Inc. Class A	107,277	5,475
	Hormel Foods Corp.	102,687	4,130
	Walgreens Boots Alliance Inc.	137,800	3,926
	Brown-Forman Corp. Class B	54,600	3,646
	Campbell Soup Co.	73,166	3,344
	Lamb Weston Holdings Inc.	27,413	3,151
	Albertsons Cos. Inc. Class A	118,600	2,588
	Molson Coors Beverage Co. Class B	33,720	2,220
	Brown-Forman Corp. Class A	13,200	899
			118,460
Energy (5.1%)
	Hess Corp.	103,836	14,116
	Cheniere Energy Inc.	86,720	13,213
	Baker Hughes Co. Class A	380,312	12,022
	Devon Energy Corp.	241,100	11,655
	ONEOK Inc.	168,082	10,374
	Halliburton Co.	305,055	10,064
	Diamondback Energy Inc.	68,000	8,932
*	Enphase Energy Inc.	51,460	8,618
	Williams Cos. Inc.	228,864	7,468
*	First Solar Inc.	38,100	7,242
	Coterra Energy Inc.	270,400	6,841
	Marathon Oil Corp.	232,000	5,341
	EQT Corp.	67,975	2,796
	Texas Pacific Land Corp.	1,200	1,580
*,1	Plug Power Inc.	112,800	1,172
			121,434
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
Financials (11.7%)
	Arthur J Gallagher & Co.	80,500	17,675
	MSCI Inc. Class A	28,529	13,388
	Ameriprise Financial Inc.	39,092	12,985
	Apollo Global Management Inc.	149,199	11,460
	Discover Financial Services	95,442	11,152
*	Arch Capital Group Ltd.	132,948	9,951
	T. Rowe Price Group Inc.	84,400	9,454
	Willis Towers Watson plc	39,967	9,412
	State Street Corp.	119,309	8,731
	Hartford Financial Services Group Inc.	116,512	8,391
	American International Group Inc.	135,900	7,820
	M&T Bank Corp.	62,286	7,709
	Raymond James Financial Inc.	71,687	7,439
	Nasdaq Inc.	147,478	7,352
	Broadridge Financial Solutions Inc.	44,280	7,334
	Principal Financial Group Inc.	91,164	6,914
	Fifth Third Bancorp	255,766	6,704
*	Markel Group Inc.	4,764	6,589
	LPL Financial Holdings Inc.	29,144	6,337
	Regions Financial Corp.	352,593	6,283
	Prudential Financial Inc.	68,600	6,052
	Huntington Bancshares Inc.	542,433	5,847
	Ares Management Corp. Class A	60,400	5,820
	FactSet Research Systems Inc.	14,383	5,763
	Cincinnati Financial Corp.	59,104	5,752
	Everest Re Group Ltd.	16,333	5,584
	Northern Trust Corp.	74,362	5,513
	Cboe Global Markets Inc.	39,670	5,475
	Allstate Corp.	49,400	5,387
	Citizens Financial Group Inc.	172,750	4,505
	W R Berkley Corp.	73,534	4,380
	Loews Corp.	72,733	4,319
*,1	Coinbase Global Inc. Class A	56,200	4,021
	MarketAxess Holdings Inc.	14,170	3,704
	Fidelity National Financial Inc.	97,144	3,497
	KeyCorp	351,036	3,244
	Interactive Brokers Group Inc. Class A	36,650	3,045
	Franklin Resources Inc.	112,947	3,017
	Tradeweb Markets Inc. Class A	43,100	2,951
	Brown & Brown Inc.	42,500	2,926
	Annaly Capital Management Inc.	92,729	1,855
	Equitable Holdings Inc.	66,913	1,817
	Globe Life Inc.	16,207	1,777
	Corebridge Financial Inc.	61,354	1,084
*	Rocket Cos. Inc. Class A	43,800	392
			280,807
Health Care (11.0%)
*	Dexcom Inc.	145,657	18,718
*	IQVIA Holdings Inc.	69,673	15,660
*	Centene Corp.	206,160	13,907
	ResMed Inc.	55,238	12,070
	Zimmer Biomet Holdings Inc.	78,326	11,404
*	Veeva Systems Inc. Class A	54,705	10,817
	West Pharmaceutical Services Inc.	27,900	10,671
*	Seagen Inc.	52,826	10,167
*	Align Technology Inc.	27,300	9,654
	Cardinal Health Inc.	95,623	9,043
*	Alnylam Pharmaceuticals Inc.	46,833	8,895
*	Horizon Therapeutics plc	85,900	8,835
	Baxter International Inc.	189,900	8,652
	STERIS plc	37,300	8,392
	Laboratory Corp. of America Holdings	33,292	8,034
*	IDEXX Laboratories Inc.	15,606	7,838
*	Insulet Corp.	26,200	7,555
*	Hologic Inc.	92,489	7,489
	Cooper Cos. Inc.	18,607	7,134
*	Molina Healthcare Inc.	21,929	6,606
*	BioMarin Pharmaceutical Inc.	70,414	6,104
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	41,968	5,899
	GE HealthCare Technologies Inc.	72,600	5,898
	Revvity Inc.	47,100	5,595
*	Illumina Inc.	29,700	5,568
*	Avantor Inc.	253,700	5,211
	Viatris Inc.	450,657	4,498
*	Incyte Corp.	71,281	4,437
	Royalty Pharma plc Class A	142,804	4,390
	Teleflex Inc.	17,618	4,264
*	Henry Schein Inc.	49,190	3,989
*	Bio-Rad Laboratories Inc. Class A	7,853	2,977
*	Charles River Laboratories International Inc.	9,600	2,018
*	Catalent Inc.	32,100	1,392
			263,781
Industrials (17.5%)
	TransDigm Group Inc.	19,592	17,519
	PACCAR Inc.	196,359	16,425
	Cintas Corp.	32,481	16,146
	Carrier Global Corp.	313,599	15,589
	Rockwell Automation Inc.	43,119	14,205
	AMETEK Inc.	86,610	14,020
	Old Dominion Freight Line Inc.	37,044	13,697
	WW Grainger Inc.	16,963	13,377
	Verisk Analytics Inc. Class A	54,421	12,301
	Ferguson plc	76,900	12,097
	United Rentals Inc.	25,778	11,481
	Vulcan Materials Co.	49,980	11,267
*	Keysight Technologies Inc.	66,920	11,206
	Equifax Inc.	46,121	10,852
*	Mettler-Toledo International Inc.	8,256	10,829
	Martin Marietta Materials Inc.	23,249	10,734
	Quanta Services Inc.	54,600	10,726
	Xylem Inc.	89,968	10,132
	Ingersoll Rand Inc.	152,012	9,935
	Fortive Corp.	132,811	9,930
	Global Payments Inc.	98,400	9,694
	Dover Corp.	52,543	7,758
	Westinghouse Air Brake Technologies Corp.	67,555	7,409
*	Teledyne Technologies Inc.	17,700	7,277
	Expeditors International of Washington Inc.	57,437	6,957
	Otis Worldwide Corp.	77,596	6,907
	Ball Corp.	118,142	6,877
*	FleetCor Technologies Inc.	26,357	6,618
	Cummins Inc.	26,600	6,521
*	Waters Corp.	22,228	5,925
*	Zebra Technologies Corp. Class A	19,360	5,727
	Snap-on Inc.	19,857	5,723
	TransUnion	72,603	5,687
	Jacobs Solutions Inc.	47,675	5,668
	JB Hunt Transport Services Inc.	31,132	5,636
	DuPont de Nemours Inc.	77,600	5,544
	Synchrony Financial	161,019	5,462
	Stanley Black & Decker Inc.	57,539	5,392
	Textron Inc.	75,718	5,121
*	Trimble Inc.	93,104	4,929
	Masco Corp.	84,552	4,852
	Packaging Corp. of America	33,799	4,467
*	BILL Holdings Inc.	37,900	4,429
	CH Robinson Worldwide Inc.	43,790	4,132
	HEICO Corp. Class A	27,999	3,937
	Crown Holdings Inc.	45,163	3,923
	Howmet Aerospace Inc.	73,700	3,652
	Hubbell Inc. Class B	10,079	3,342
	HEICO Corp.	15,269	2,702
	Jack Henry & Associates Inc.	13,616	2,278
	Westrock Co.	48,103	1,398
			418,412

4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
Real Estate (8.6%)
	Realty Income Corp.	252,991	15,126
	Welltower Inc.	186,714	15,103
*	CoStar Group Inc.	153,467	13,659
	Digital Realty Trust Inc.	109,475	12,466
	VICI Properties Inc. Class A	377,300	11,859
	AvalonBay Communities Inc.	53,359	10,099
	SBA Communications Corp. Class A	40,705	9,434
	Weyerhaeuser Co.	275,121	9,219
*	CBRE Group Inc. Class A	110,970	8,956
	Equity Residential	135,236	8,922
	Invitation Homes Inc.	229,874	7,908
	Extra Space Storage Inc.	50,792	7,560
	Alexandria Real Estate Equities Inc.	64,983	7,375
	Ventas Inc.	150,300	7,105
	Simon Property Group Inc.	58,333	6,736
	Mid-America Apartment Communities Inc.	43,838	6,657
	Iron Mountain Inc.	109,563	6,225
	Sun Communities Inc.	46,788	6,104
	Essex Property Trust Inc.	24,128	5,653
	WP Carey Inc.	80,375	5,430
	UDR Inc.	123,650	5,312
	Camden Property Trust	40,130	4,369
	Healthpeak Properties Inc.	205,509	4,131
*	Zillow Group Inc. Class C	57,800	2,905
	Host Hotels & Resorts Inc.	133,558	2,248
	Regency Centers Corp.	31,999	1,977
	Boston Properties Inc.	26,474	1,525
*	Zillow Group Inc. Class A	14,900	733
			204,796
Technology (14.0%)
	Amphenol Corp. Class A	223,652	18,999
	Microchip Technology Inc.	205,778	18,436
*	ON Semiconductor Corp.	162,261	15,347
*	ANSYS Inc.	32,542	10,748
*	MongoDB Inc. Class A	25,138	10,331
	Corning Inc.	287,445	10,072
*	Gartner Inc.	28,237	9,892
*	Palantir Technologies Inc. Class A	643,620	9,867
*	Datadog Inc. Class A	100,228	9,860
	Marvell Technology Inc.	160,938	9,621
*	Atlassian Corp. Class A	57,100	9,582
*	Fortinet Inc.	125,350	9,475
*	HubSpot Inc.	17,700	9,418
	CDW Corp.	50,662	9,296
	Monolithic Power Systems Inc.	16,908	9,134
*	DoorDash Inc. Class A	108,500	8,292
	Hewlett Packard Enterprise Co.	486,868	8,179
*	VeriSign Inc.	33,289	7,522
*	Cloudflare Inc. Class A	103,196	6,746
	Skyworks Solutions Inc.	59,829	6,622
*	Splunk Inc.	62,287	6,608
*	Tyler Technologies Inc.	15,700	6,539
	Teradyne Inc.	58,300	6,491
	Paycom Software Inc.	19,292	6,197
	NetApp Inc.	80,380	6,141
*	Pinterest Inc. Class A	223,284	6,105
*	Zoom Video Communications Inc. Class A	83,600	5,675
*	Akamai Technologies Inc.	58,752	5,280
	HP Inc.	166,600	5,116
*	EPAM Systems Inc.	21,800	4,900
	SS&C Technologies Holdings Inc.	79,561	4,821
*	Zscaler Inc.	32,600	4,769
	Bentley Systems Inc. Class B	84,718	4,594
	Seagate Technology Holdings plc	73,890	4,572
*	Western Digital Corp.	120,228	4,560
*	Snap Inc. Class A	380,000	4,499
		Shares	Market Value• ($000)
*	Match Group Inc.	104,604	4,378
*	GoDaddy Inc. Class A	57,897	4,350
*	Twilio Inc. Class A	65,500	4,167
*	Unity Software Inc.	92,498	4,016
*	Okta Inc. Class A	57,877	4,014
*	DocuSign Inc. Class A	75,768	3,871
	Gen Digital Inc.	204,163	3,787
*	Qorvo Inc.	37,078	3,783
*	ZoomInfo Technologies Inc. Class A	128,488	3,262
	Leidos Holdings Inc.	25,900	2,292
*	Black Knight Inc.	26,485	1,582
*	Toast Inc. Class A	64,891	1,465
			335,273
Telecommunications (1.7%)
	Motorola Solutions Inc.	63,031	18,486
*	Arista Networks Inc.	86,860	14,076
*	Liberty Broadband Corp. Class C	45,039	3,608
	Juniper Networks Inc.	60,439	1,894
*	Roku Inc. Class A	23,204	1,484
*	Liberty Broadband Corp. Class A	6,086	485
			40,033
Utilities (7.2%)
*	PG&E Corp.	882,791	15,255
	Waste Connections Inc.	96,767	13,831
	Consolidated Edison Inc.	130,239	11,774
	Constellation Energy Corp.	122,771	11,240
	WEC Energy Group Inc.	118,463	10,453
	American Water Works Co. Inc.	73,062	10,430
	Edison International	143,841	9,990
	Eversource Energy	131,084	9,296
	Ameren Corp.	98,606	8,053
	FirstEnergy Corp.	204,478	7,950
	Entergy Corp.	79,456	7,737
	DTE Energy Co.	69,696	7,668
	PPL Corp.	276,867	7,326
	CenterPoint Energy Inc.	236,495	6,894
	CMS Energy Corp.	109,592	6,438
	Public Service Enterprise Group Inc.	93,700	5,866
	AES Corp.	251,423	5,212
	Evergy Inc.	86,265	5,040
	Alliant Energy Corp.	94,398	4,954
	NiSource Inc.	155,193	4,244
	Vistra Corp.	70,026	1,838
	Avangrid Inc.	29,410	1,108
			172,597
Total Common Stocks (Cost $1,912,256)			2,381,245
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.150% (Cost $9,858)	98,595	9,857
Total Investments (100.0%) (Cost $1,922,114)			2,391,102
Other Assets and Liabilities—Net (0.0%)			380
Net Assets (100%)			2,391,482
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,782,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,015,000 was received for securities on loan.

5

Mid-Cap Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	21	1,999	17
E-mini S&P 500 Index	September 2023	18	4,039	67
E-mini S&P Mid-Cap 400 Index	September 2023	15	3,966	73
				157
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,912,256)	2,381,245
Affiliated Issuers (Cost $9,858)	9,857
Total Investments in Securities	2,391,102
Investment in Vanguard	78
Cash Collateral Pledged—Futures Contracts	550
Receivables for Investment Securities Sold	802
Receivables for Accrued Income	2,731
Receivables for Capital Shares Issued	1,150
Variation Margin Receivable—Futures Contracts	78
Total Assets	2,396,491
Liabilities
Due to Custodian	921
Payables for Investment Securities Purchased	14
Collateral for Securities on Loan	3,015
Payables for Capital Shares Redeemed	896
Payables to Vanguard	163
Total Liabilities	5,009
Net Assets	2,391,482
1 Includes $2,782,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	1,904,514
Total Distributable Earnings (Loss)	486,968
Net Assets	2,391,482
Net Assets
Applicable to 106,444,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,391,482
Net Asset Value Per Share	$22.47
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	17,454
Interest[2]	61
Securities Lending—Net	229
Total Income	17,744
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative	1,755
Marketing and Distribution	67
Custodian Fees	36
Shareholders’ Reports	38
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	1,925
Net Investment Income	15,819
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,599
Futures Contracts	447
Realized Net Gain (Loss)	4,046
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	174,178
Futures Contracts	275
Change in Unrealized Appreciation (Depreciation)	174,453
Net Increase (Decrease) in Net Assets Resulting from Operations	194,318
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $55,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,819	32,440
Realized Net Gain (Loss)	4,046	41,605
Change in Unrealized Appreciation (Depreciation)	174,453	(592,924)
Net Increase (Decrease) in Net Assets Resulting from Operations	194,318	(518,879)
Distributions
Total Distributions	(73,871)	(277,011)
Capital Share Transactions
Issued	146,156	270,019
Issued in Lieu of Cash Distributions	73,871	277,011
Redeemed	(180,258)	(300,821)
Net Increase (Decrease) from Capital Share Transactions	39,769	246,209
Total Increase (Decrease)	160,216	(549,681)
Net Assets
Beginning of Period	2,231,266	2,780,947
End of Period	2,391,482	2,231,266
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.38	$29.48	$25.77	$24.03	$20.23	$23.72
Investment Operations
Net Investment Income[1]	.151	.319	.284	.325[2]	.334	.343
Net Realized and Unrealized Gain (Loss) on Investments	1.659	(5.464)	5.642	3.047	5.621	(2.386)
Total from Investment Operations	1.810	(5.145)	5.926	3.372	5.955	(2.043)
Distributions
Dividends from Net Investment Income	(.319)	(.282)	(.318)	(.344)	(.350)	(.286)
Distributions from Realized Capital Gains	(.401)	(2.673)	(1.898)	(1.288)	(1.805)	(1.161)
Total Distributions	(.720)	(2.955)	(2.216)	(1.632)	(2.155)	(1.447)
Net Asset Value, End of Period	$22.47	$21.38	$29.48	$25.77	$24.03	$20.23
Total Return	8.76%	-18.82%	24.36%	18.07%	30.87%	-9.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,391	$2,231	$2,781	$2,241	$2,155	$1,621
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.39%	1.03%	1.50%[2]	1.49%	1.49%
Portfolio Turnover Rate	5%	16%	20%	28%	21%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While
11

Mid-Cap Index Portfolio
collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $78,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Mid-Cap Index Portfolio
At June 30, 2023, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,922,528
Gross Unrealized Appreciation	660,407
Gross Unrealized Depreciation	(191,676)
Net Unrealized Appreciation (Depreciation)	468,731
E.  During the six months ended June 30, 2023, the portfolio purchased $123,601,000 of investment securities and sold $136,160,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $13,862,000 and sales were $65,163,000, resulting in net realized loss of $14,047,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	6,741	11,614
Issued in Lieu of Cash Distributions	3,576	11,188
Redeemed	(8,224)	(12,791)
Net Increase (Decrease) in Shares Outstanding	2,093	10,011
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder, (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 33% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Mid-Cap Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
15

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692MC 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Moderate Allocation Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Moderate Allocation Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Moderate Allocation Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,091.20	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolios' annualized expense figure for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Moderate Allocation Portfolio
Underlying Vanguard Funds
As of June 30, 2023
Vanguard Variable Insurance Funds—Equity Index Portfolio	31.3%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27.7
Vanguard Total International Stock Index Fund Admiral Shares	23.7
Vanguard Total International Bond Index Fund Admiral Shares	11.8
Vanguard Extended Market Index Fund Admiral Shares	5.5
The table reflects the portfolio's investments, except for short-term investments.
2

Moderate Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.8%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,306,873	186,508
Vanguard Extended Market Index Fund Admiral Shares	288,929	32,614
		219,122
International Stock Fund (23.7%)
Vanguard Total International Stock Index Fund Admiral Shares	4,676,996	140,778
U.S. Bond Fund (27.7%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	15,990,039	164,537
International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Admiral Shares	3,597,071	70,071
Total Investment Companies (Cost $590,035)		594,508
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.150% (Cost $1)	5	1
Total Investments (100.0%) (Cost $590,036)		594,509
Other Assets and Liabilities—Net (0.0%)		(92)
Net Assets (100%)		594,417
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $590,036)	594,509
Receivables for Investment Securities Sold	66
Receivables for Accrued Income	109
Receivables for Capital Shares Issued	61
Total Assets	594,745
Liabilities
Due to Custodian	66
Payables for Investment Securities Purchased	110
Payables for Capital Shares Redeemed	152
Total Liabilities	328
Net Assets	594,417
At June 30, 2023, net assets consisted of:

Paid-in Capital	571,851
Total Distributable Earnings (Loss)	22,566
Net Assets	594,417

Net Assets
Applicable to 21,626,387 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	594,417
Net Asset Value Per Share	$27.49
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	9,035
Net Investment Income—Note B	9,035
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5,716
Affiliated Funds Sold	4,062
Realized Net Gain (Loss)	9,778
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	31,129
Net Increase (Decrease) in Net Assets Resulting from Operations	49,942
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,035	12,064
Realized Net Gain (Loss)	9,778	18,775
Change in Unrealized Appreciation (Depreciation)	31,129	(148,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,942	(117,372)
Distributions
Total Distributions	(30,799)	(44,976)
Capital Share Transactions
Issued	28,788	60,858
Issued in Lieu of Cash Distributions	30,799	44,976
Redeemed	(34,790)	(134,521)
Net Increase (Decrease) from Capital Share Transactions	24,797	(28,687)
Total Increase (Decrease)	43,940	(191,035)
Net Assets
Beginning of Period	550,477	741,512
End of Period	594,417	550,477
See accompanying Notes, which are an integral part of the Financial Statements.
6

Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.65	$33.89	$32.45	$30.12	$26.46	$29.35
Investment Operations
Net Investment Income[1]	.428	.533	.691	.552	.720	.634
Capital Gain Distributions Received[1]	.271	.443	.470	.184	.199	.148
Net Realized and Unrealized Gain (Loss) on Investments	1.648	(6.147)	1.977	2.976	4.106	(2.142)
Total from Investment Operations	2.347	(5.171)	3.138	3.712	5.025	(1.360)
Distributions
Dividends from Net Investment Income	(.581)	(.723)	(.496)	(.720)	(.657)	(.577)
Distributions from Realized Capital Gains	(.926)	(1.346)	(1.202)	(.662)	(.708)	(.953)
Total Distributions	(1.507)	(2.069)	(1.698)	(1.382)	(1.365)	(1.530)
Net Asset Value, End of Period	$27.49	$26.65	$33.89	$32.45	$30.12	$26.46
Total Return	9.12%	-15.93%	10.07%	13.77%	19.53%	-4.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$594	$550	$742	$680	$532	$400
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.88%	2.09%	1.89%	2.54%	2.25%
Portfolio Turnover Rate	4%	11%	10%	26%	13%	20%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying
8

Moderate Allocation Portfolio
Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2023, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	590,280
Gross Unrealized Appreciation	51,249
Gross Unrealized Depreciation	(47,020)
Net Unrealized Appreciation (Depreciation)	4,229
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023 Shares (000)	Year Ended December 31, 2022 Shares (000)

Issued	1,064	2,128
Issued in Lieu of Cash Distributions	1,182	1,503
Redeemed	(1,277)	(4,851)
Net Increase (Decrease) in Shares Outstanding	969	(1,220)
9

Moderate Allocation Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Extended Market Index Fund	29,497	556	935	346	3,150	205	—	32,614
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	3	—	1
Vanguard Total International Bond Index Fund	65,411	3,163	375	8	1,864	568	—	70,071
Vanguard Total International Stock Index Fund	134,957	3,519	8,512	861	9,953	1,810	—	140,778
Vanguard Variable Insurance Funds—Equity Index Portfolio	165,979	11,789	10,684	2,814	16,610	2,581	5,716	186,508
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	154,500	14,931	4,479	33	(448)	3,868	—	164,537
Total	550,344	33,958	24,985	4,062	31,129	9,035	5,716	594,509
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 73% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
 The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
 The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
 In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
 Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
 The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
 The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Moderate Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692MA 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Money Market Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,023.30	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.05	0.75
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Money Market Portfolio
Distribution by Effective Maturity1
As of June 30, 2023
1 - 7 Days	78.2%
8 - 30 Days	6.0
31 - 60 Days	7.1
61 - 90 Days	2.4
91 - 180 Days	4.2
Over 180 Days	2.1
1 Percentage of investments.
2

Money Market Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (50.2%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.018%	5.078%	7/3/23	2,700	2,700
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.085%	7/3/23	6,000	5,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.085%	7/3/23	960	960
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	5.095%	7/3/23	6,000	5,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.100%	7/3/23	6,000	6,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.100%	7/3/23	2,000	2,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.100%	7/3/23	837	837
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.105%	7/3/23	3,300	3,299
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.105%	7/3/23	3,000	2,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.105%	7/3/23	1,000	1,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.105%	7/3/23	925	925
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.110%	7/3/23	9,125	9,124
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.110%	7/3/23	8,650	8,648
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	5.120%	7/3/23	1,500	1,500
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.140%	7/3/23	1,576	1,576
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	5.180%	7/3/23	10,000	10,003
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	5.180%	7/3/23	960	960
	Federal Home Loan Banks	5.020%	12/14/23	5,500	5,500
	Federal Home Loan Banks	5.510%	4/1/24	5,845	5,845
	Federal Home Loan Banks	5.500%	4/1/24	2,500	2,500
	Federal Home Loan Banks	5.350%	5/30/24	3,575	3,575
	Federal Home Loan Banks Discount Notes	4.278%	7/3/23	699	699
	Federal Home Loan Banks Discount Notes	5.140%	7/14/23	541	540
	Federal Home Loan Banks Discount Notes	5.148%	7/21/23	361	360
	Federal Home Loan Banks Discount Notes	5.043%–5.084%	7/25/23	1,106	1,103
	Federal Home Loan Banks Discount Notes	5.144%–5.146%	7/26/23	1,139	1,135
	Federal Home Loan Banks Discount Notes	5.249%	7/28/23	12,700	12,606
	Federal Home Loan Banks Discount Notes	4.971%	8/9/23	1,000	995
	Federal Home Loan Banks Discount Notes	5.217%	8/16/23	1,032	1,026
	Federal Home Loan Banks Discount Notes	5.169%–5.171%	8/18/23	6,066	6,027
	Federal Home Loan Banks Discount Notes	5.284%	8/21/23	5,100	5,064
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.334%	8/25/23	9,889	9,813
	Federal Home Loan Banks Discount Notes	5.274%	8/30/23	390	387
	Federal Home Loan Banks Discount Notes	5.217%	9/5/23	1,000	991
	Federal Home Loan Banks Discount Notes	5.115%–5.274%	9/6/23	2,450	2,427
	Federal Home Loan Banks Discount Notes	5.300%	9/11/23	2,300	2,277
	Federal Home Loan Banks Discount Notes	5.158%	9/13/23	1,908	1,889
	Federal Home Loan Banks Discount Notes	5.205%	9/15/23	357	353
	Federal Home Loan Banks Discount Notes	5.300%–5.315%	9/20/23	3,352	3,314
	Federal Home Loan Banks Discount Notes	5.366%	9/22/23	5,211	5,150
	Federal Home Loan Banks Discount Notes	5.369%	9/26/23	1,764	1,742
	Federal Home Loan Banks Discount Notes	5.359%	10/13/23	3,945	3,887
	Federal Home Loan Banks Discount Notes	5.462%	10/18/23	5,100	5,020
	Federal Home Loan Banks Discount Notes	5.258%	10/20/23	8,500	8,365
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	3,671	3,564
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	11,034	10,710
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.075%	7/3/23	4,890	4,890
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.080%	7/3/23	5,400	5,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.080%	7/3/23	1,500	1,500
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.085%	7/3/23	6,600	6,600
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.085%	7/3/23	5,800	5,800
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.085%	7/3/23	3,400	3,400
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.085%	7/3/23	2,570	2,570
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.085%	7/3/23	1,400	1,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	8,530	8,530
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	7,100	7,100
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	5,700	5,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	4,800	4,800
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	4,300	4,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	4,100	4,100
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	3,800	3,800
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	3,600	3,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	3,500	3,500
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	3,000	3,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	3,000	3,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	2,915	2,915
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	2,890	2,890
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	1,715	1,715
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.090%	7/3/23	1,035	1,035
3

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.095%	7/3/23	8,640	8,640
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.095%	7/3/23	5,800	5,800
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.095%	7/3/23	5,160	5,160
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.095%	7/3/23	1,715	1,715
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.095%	7/3/23	1,400	1,400
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.095%	7/3/23	1,300	1,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.100%	7/3/23	8,500	8,500
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.100%	7/3/23	1,800	1,800
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.100%	7/3/23	1,760	1,760
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.100%	7/3/23	1,325	1,325
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.100%	7/3/23	995	995
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.105%	7/3/23	3,555	3,555
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.110%	7/3/23	19,200	19,200
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.110%	7/3/23	5,900	5,900
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.110%	7/3/23	3,910	3,910
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.110%	7/3/23	3,600	3,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.110%	7/3/23	2,900	2,900
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.110%	7/3/23	730	730
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.115%	7/3/23	7,100	7,100
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.115%	7/3/23	6,000	6,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.115%	7/3/23	2,900	2,900
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	7,000	7,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	3,900	3,900
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	3,900	3,900
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	2,700	2,699
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	1,400	1,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.120%	7/3/23	725	725
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.125%	7/3/23	7,300	7,300
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.125%	7/3/23	4,000	4,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.125%	7/3/23	3,000	3,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.125%	7/3/23	2,800	2,800
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.125%	7/3/23	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.130%	7/3/23	5,600	5,600
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.130%	7/3/23	3,000	3,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.130%	7/3/23	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.130%	7/3/23	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.130%	7/3/23	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	5.135%	7/3/23	4,000	4,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	5.135%	7/3/23	3,700	3,700
[2]	Federal Home Loan Banks, SOFR + 0.080%	5.140%	7/3/23	12,000	12,000
[2]	Federal Home Loan Banks, SOFR + 0.085%	5.145%	7/3/23	11,900	11,900
[2]	Federal Home Loan Banks, SOFR + 0.085%	5.145%	7/3/23	7,300	7,300
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.150%	7/3/23	9,800	9,800
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.150%	7/3/23	3,600	3,600
[2]	Federal Home Loan Banks, SOFR + 0.095%	5.155%	7/3/23	12,030	12,030
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.180%	7/3/23	15,000	15,001
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.180%	7/3/23	1,025	1,025
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.180%	7/3/23	130	130
[2]	Federal Home Loan Banks, SOFR + 0.120%	1.000%	7/5/23	1,390	1,390
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	280	278
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	2,089	2,058
	United States Treasury Bill	5.013%	7/5/23	93	93
	United States Treasury Bill	4.855%–4.902%	7/27/23	8,059	8,032
	United States Treasury Bill	4.230%–4.234%	8/1/23	14,778	14,722
	United States Treasury Bill	4.936%	8/3/23	1,000	996
	United States Treasury Bill	4.970%	8/10/23	26,000	25,860
	United States Treasury Bill	4.757%–4.789%	8/29/23	25,997	25,791
	United States Treasury Bill	5.324%	8/31/23	4,425	4,387
	United States Treasury Bill	5.162%–5.163%	9/28/23	7,816	7,718
	United States Treasury Bill	5.102%–5.107%	10/10/23	5,885	5,801
	United States Treasury Bill	5.068%–5.074%	10/17/23	3,787	3,729
	United States Treasury Bill	5.479%	11/9/23	12,000	11,770
	United States Treasury Bill	5.451%	11/30/23	7,798	7,626
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.174%	7/3/23	763	762
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.286%	7/3/23	5,000	5,000
Total U.S. Government and Agency Obligations (Cost $618,950)					618,950
Repurchase Agreements (53.0%)
	Bank of Montreal (Dated 6/15/23, Repurchase Value $2,009,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%–2.125%, 2/15/41–2/15/49, with a value of $2,040,000)	5.060%	7/17/23	2,000	2,000
	Bank of Montreal (Dated 6/23/23, Repurchase Value $1,004,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 1/15/29–2/15/51, with a value of $1,020,000)	5.060%	7/21/23	1,000	1,000
	Bank of Montreal (Dated 6/26/23, Repurchase Value $2,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.125%, 2/15/40–2/15/41, with a value of $2,040,000)	5.060%	7/24/23	2,000	2,000

4

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 6/29/23, Repurchase Value $6,006,000, collateralized by U.S. Treasury Bill 0.000%, 7/11/23–9/26/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 4/15/26–4/15/28, and U.S. Treasury Note/Bond 1.250%–6.250%, 8/15/23–2/15/52, with a value of $6,120,000)	5.055%	7/6/23	6,000	6,000
Canadian Imperial Bank of Commerce (Dated 6/15/23, Repurchase Value $21,124,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–2.125%, 1/15/28–2/15/53, and U.S. Treasury Note/Bond 1.250%–4.250%, 12/31/24–8/15/50, with a value of $21,420,000)	5.060%	7/27/23	21,000	21,000
Federal Reserve Bank of New York (Dated 6/30/23, Repurchase Value $535,225,000, collateralized by U.S. Treasury Note/Bond 1.375%–2.500%, 8/15/23–8/15/50, with a value of $535,225,000)	5.050%	7/3/23	535,000	535,000
Fixed Income Clearing Corp. (Dated 6/30/23, Repurchase Value $28,012,000, collateralized by U.S. Treasury Note/Bond 5.060%, 7/3/23, with a value of $28,700,000)	5.060%	7/3/23	28,000	28,000
Fixed Income Clearing Corp. (Dated 6/30/23, Repurchase Value $22,009,000, collateralized by U.S. Treasury Note/Bond 1.500%, 11/30/28, with a value of $22,440,000)	5.060%	7/3/23	22,000	22,000
MUFG Securities America Inc. (Dated 6/30/23, Repurchase Value $2,001,000, collateralized by U.S. Treasury Note/Bond 3.000%–3.625%, 5/15/45–2/15/53, with a value of $2,040,000)	5.060%	7/3/23	2,000	2,000
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International plc (Dated 6/30/23, Repurchase Value $2,001,000, collateralized by U.S. Treasury Bill 0.000%, 3/21/24, and U.S. Treasury Note/Bond 2.875%, 10/31/23, with a value of $2,040,000)	5.060%	7/3/23	2,000	2,000
RBC Capital Markets LLC (Dated 6/15/23, Repurchase Value $6,035,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.875%, 1/15/29–2/15/47, and U.S. Treasury Note/Bond 1.750%–4.125%, 6/15/26–11/15/41, with a value of $6,120,000)	5.060%	7/27/23	6,000	6,000
Royal Bank of Canada (Dated 6/15/23, Repurchase Value $20,118,000, collateralized by U.S. Treasury Note/Bond 2.625%, 5/31/27, with a value of $20,400,000)	5.060%	7/27/23	20,000	20,000
Standard Chartered Bank (Dated 6/30/23, Repurchase Value $5,002,000, collateralized by U.S. Treasury Note/Bond 0.375%–2.750%, 7/15/24–8/15/31, with a value of $5,102,000)	5.060%	7/3/23	5,000	5,000
TD Securities (USA) LLC (Dated 6/30/23, Repurchase Value $1,000,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.250%, 8/15/23–8/15/30, with a value of $1,020,000)	5.080%	7/3/23	1,000	1,000
Total Repurchase Agreements (Cost $653,000)				653,000
Total Investments (103.2%) (Cost $1,271,950)				1,271,950
Other Assets and Liabilities—Net (-3.2%)				(39,822)
Net Assets (100%)				1,232,128
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $618,950)	618,950
Repurchase Agreements (Cost $653,000)	653,000
Total Investments in Securities	1,271,950
Investment in Vanguard	45
Cash	1
Receivables for Accrued Income	2,889
Receivables for Capital Shares Issued	10
Total Assets	1,274,895
Liabilities
Payables for Investment Securities Purchased	41,904
Payables for Capital Shares Redeemed	787
Payables to Vanguard	76
Total Liabilities	42,767
Net Assets	1,232,128
At June 30, 2023, net assets consisted of:

Paid-in Capital	1,232,104
Total Distributable Earnings (Loss)	24
Net Assets	1,232,128

Net Assets
Applicable to 1,231,705,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,232,128
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest	29,217
Total Income	29,217
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative	809
Marketing and Distribution	48
Custodian Fees	41
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	918
Expenses Paid Indirectly	(7)
Net Expenses	911
Net Investment Income	28,306
Realized Net Gain (Loss) on Investment Securities Sold	26
Net Increase (Decrease) in Net Assets Resulting from Operations	28,332

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,306	18,135
Realized Net Gain (Loss)	26	15
Net Increase (Decrease) in Net Assets Resulting from Operations	28,332	18,150
Distributions
Total Distributions	(28,320)	(18,174)
Capital Share Transactions (at $1.00 per share)
Issued	172,057	368,640
Issued in Lieu of Cash Distributions	28,319	18,174
Redeemed	(185,242)	(275,627)
Net Increase (Decrease) from Capital Share Transactions	15,134	111,187
Total Increase (Decrease)	15,146	111,163
Net Assets
Beginning of Period	1,216,982	1,105,819
End of Period	1,232,128	1,216,982

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0231	.0154	.0001	.005	.022	.020
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0004)	—	—	—	—
Total from Investment Operations	.0231	.0150	.0001	.005	.022	.020
Distributions
Dividends from Net Investment Income	(.0231)	(.0150)	(.0001)	(.005)	(.022)	(.020)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	—	—	—	—
Total Distributions	(.0231)	(.0150)	(.0001)	(.005)	(.022)	(.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.33%	1.51%	0.02%	0.52%	2.26%	1.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,232	$1,217	$1,106	$1,301	$1,243	$1,218
Ratio of Expenses to Average Net Assets[3]	0.15%[4]	0.14%[4]	0.07%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	4.66%	1.54%	0.01%	0.49%	2.23%	1.97%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, 0.15% for 2021 and 0.15% for 2020. For the six months ended June 30, 2023, and the years ended December 31, 2019, and 2018, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15% and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9

Money Market Portfolio
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $45,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the portfolio’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,271,950
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
10

Money Market Portfolio
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 87% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
12

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692MM 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Real Estate Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,034.50	$1.31
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Real Estate Index Portfolio
Portfolio Allocation
As of June 30, 2023
Data Center REITs	8.2%
Diversified Real Estate Activities	0.2
Diversified REITs	2.1
Health Care REITs	8.0
Hotel & Resort REITs	2.6
Industrial REITs	12.6
Multi-Family Residential REITs	9.4
Office REITs	4.3
Other Specialized REITs	6.1
Real Estate Development	0.3
Real Estate Operating Companies	0.3
Real Estate Services	6.9
Retail REITs	12.3
Self-Storage REITs	6.9
Single-Family Residential REITs	4.7
Telecom Tower REITs	12.6
Timber REITs	2.5
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Real Estate Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.2%)
Data Center REITs (8.1%)
	Equinix Inc.	77,852	61,031
	Digital Realty Trust Inc.	242,512	27,615
			88,646
Diversified REITs (2.1%)
	WP Carey Inc.	178,058	12,030
	Essential Properties Realty Trust Inc.	123,912	2,917
	Broadstone Net Lease Inc.	155,858	2,406
	Alexander & Baldwin Inc.	60,441	1,123
	Global Net Lease Inc.	86,456	889
	Empire State Realty Trust Inc. Class A	113,592	851
	American Assets Trust Inc.	42,992	825
	Armada Hoffler Properties Inc.	56,390	659
	Gladstone Commercial Corp.	33,664	416
[1]	NexPoint Diversified Real Estate Trust	26,348	330
	One Liberty Properties Inc.	14,176	288
			22,734
Health Care REITs (8.0%)
	Welltower Inc.	413,173	33,422
	Ventas Inc.	333,047	15,743
	Healthpeak Properties Inc.	455,381	9,153
	Omega Healthcare Investors Inc.	195,030	5,985
	Healthcare Realty Trust Inc. Class A	317,019	5,979
[1]	Medical Properties Trust Inc.	498,127	4,613
	Physicians Realty Trust	198,599	2,778
	Sabra Health Care REIT Inc.	192,483	2,266
	National Health Investors Inc.	36,124	1,894
[1]	CareTrust REIT Inc.	82,848	1,645
	LTC Properties Inc.	34,440	1,137
	Community Healthcare Trust Inc.	20,636	681
	Universal Health Realty Income Trust	10,923	520
	Global Medical REIT Inc.	51,879	474
	Diversified Healthcare Trust	197,348	444
			86,734
Hotel & Resort REITs (2.6%)
	Host Hotels & Resorts Inc.	593,975	9,997
	Ryman Hospitality Properties Inc.	43,698	4,060
	Apple Hospitality REIT Inc.	181,389	2,741
	Park Hotels & Resorts Inc.	184,756	2,368
	Sunstone Hotel Investors Inc.	164,715	1,667
	Pebblebrook Hotel Trust	104,067	1,451
	DiamondRock Hospitality Co.	175,665	1,407
	RLJ Lodging Trust	134,606	1,382
	Service Properties Trust	137,754	1,197
	Xenia Hotels & Resorts Inc.	92,588	1,140
	Summit Hotel Properties Inc.	89,072	580
	Chatham Lodging Trust	40,704	381
			28,371
Industrial REITs (12.6%)
	Prologis Inc.	768,789	94,277
	Rexford Industrial Realty Inc.	167,165	8,729
	Americold Realty Trust Inc.	224,862	7,263
	EastGroup Properties Inc.	36,834	6,394
	First Industrial Realty Trust Inc.	110,060	5,794
	STAG Industrial Inc.	149,329	5,358
	Terreno Realty Corp.	68,915	4,142
	LXP Industrial Trust	243,573	2,375
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	23,316	1,702
	Plymouth Industrial REIT Inc.	32,262	743
	Industrial Logistics Properties Trust	53,348	176
			136,953
Multi-Family Residential REITs (9.4%)
	AvalonBay Communities Inc.	116,558	22,061
	Equity Residential	299,662	19,769
	Mid-America Apartment Communities Inc.	97,069	14,741
	Essex Property Trust Inc.	53,668	12,574
	UDR Inc.	260,336	11,184
	Camden Property Trust	88,829	9,671
	Apartment Income REIT Corp. Class A	124,124	4,479
	Independence Realty Trust Inc.	186,881	3,405
	Elme Communities	73,039	1,201
*	Veris Residential Inc.	60,735	975
	Apartment Investment & Management Co. Class A	112,331	957
	NexPoint Residential Trust Inc.	19,216	874
	Centerspace	12,517	768
			102,659
Office REITs (4.3%)
	Alexandria Real Estate Equities Inc.	136,838	15,530
	Boston Properties Inc.	124,043	7,143
	Cousins Properties Inc.	126,316	2,880
	Kilroy Realty Corp.	92,645	2,788
	Vornado Realty Trust	135,829	2,464
	Corporate Office Properties Trust	93,678	2,225
	Highwoods Properties Inc.	87,798	2,099
	Equity Commonwealth	92,586	1,876
	Douglas Emmett Inc.	146,412	1,840
[1]	SL Green Realty Corp.	53,604	1,611
	JBG SMITH Properties	90,206	1,357
	Easterly Government Properties Inc. Class A	76,612	1,111
	Piedmont Office Realty Trust Inc. Class A	103,009	749
	Brandywine Realty Trust	144,079	670
	Paramount Group Inc.	135,759	601
	Hudson Pacific Properties Inc.	105,718	446
	Office Properties Income Trust	40,122	309
	Orion Office REIT Inc.	44,884	297
	City Office REIT Inc.	32,893	183
	Franklin Street Properties Corp.	73,740	107
			46,286
Other Specialized REITs (6.1%)
	VICI Properties Inc. Class A	835,989	26,275
	Iron Mountain Inc.	242,732	13,792
	Gaming & Leisure Properties Inc.	218,392	10,583
	Lamar Advertising Co. Class A	72,808	7,226
	EPR Properties	62,668	2,933
	Outfront Media Inc.	123,634	1,944
	Four Corners Property Trust Inc.	71,658	1,820
	Uniti Group Inc.	198,704	918
	Safehold Inc.	31,955	758
[1]	Gladstone Land Corp.	28,267	460
			66,709
Retail REITs (12.3%)
	Realty Income Corp.	549,891	32,878
	Simon Property Group Inc.	272,004	31,411
	Kimco Realty Corp.	516,090	10,177
	Regency Centers Corp.	128,352	7,928
3

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	NNN REIT Inc.	151,560	6,485
	Federal Realty Investment Trust	61,073	5,910
	Brixmor Property Group Inc.	250,178	5,504
	Agree Realty Corp.	75,131	4,913
	Spirit Realty Capital Inc.	117,629	4,632
	Kite Realty Group Trust	182,615	4,080
	Phillips Edison & Co. Inc.	97,642	3,328
	SITE Centers Corp.	156,820	2,073
	Macerich Co.	179,065	2,018
	Tanger Factory Outlet Centers Inc.	87,679	1,935
	Urban Edge Properties	97,900	1,511
	Retail Opportunity Investments Corp.	104,120	1,407
	InvenTrust Properties Corp.	56,183	1,300
	Getty Realty Corp.	36,988	1,251
	Acadia Realty Trust	79,292	1,141
	NETSTREIT Corp.	48,523	867
	RPT Realty	72,139	754
	Necessity Retail REIT Inc. Class A	111,453	753
	Urstadt Biddle Properties Inc. Class A	24,120	513
	Saul Centers Inc.	10,954	403
	Alexander's Inc.	1,914	352
	CBL & Associates Properties Inc.	9,212	203
*,2	Spirit MTA REIT	42,040	—
			133,727
Self-Storage REITs (6.9%)
	Public Storage	131,716	38,445
	Extra Space Storage Inc.	112,398	16,730
	Life Storage Inc.	70,838	9,419
	CubeSmart	187,753	8,385
	National Storage Affiliates Trust	69,846	2,433
			75,412
Single-Family Residential REITs (4.7%)
	Invitation Homes Inc.	509,384	17,523
	Sun Communities Inc.	103,587	13,514
	Equity LifeStyle Properties Inc.	147,244	9,849
	American Homes 4 Rent Class A	270,586	9,592
	UMH Properties Inc.	47,497	759
			51,237
Telecom Tower REITs (12.6%)
	American Tower Corp.	387,983	75,245
	Crown Castle Inc.	361,039	41,137
	SBA Communications Corp. Class A	90,182	20,901
			137,283
Timber REITs (2.5%)
	Weyerhaeuser Co.	610,144	20,446
	Rayonier Inc.	116,634	3,663
	PotlatchDeltic Corp.	66,531	3,516
			27,625
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,124,322)			1,004,376
Real Estate Management & Development (7.6%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	29,160	1,410
		Shares	Market Value• ($000)
	RMR Group Inc. Class A	12,783	296
			1,706
Real Estate Development (0.3%)
*	Howard Hughes Corp.	29,142	2,300
*	Forestar Group Inc.	16,578	374
			2,674
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	134,609	1,980
	Kennedy-Wilson Holdings Inc.	80,436	1,313
*	Seritage Growth Properties Class A	30,385	271
*,1	WeWork Inc. Class A	101,280	26
			3,590
Real Estate Services (6.8%)
*	CoStar Group Inc.	338,646	30,139
*	CBRE Group Inc. Class A	258,740	20,883
*	Zillow Group Inc. Class C	127,112	6,389
*	Jones Lang LaSalle Inc.	39,638	6,175
*	Zillow Group Inc. Class A	48,635	2,393
*	Opendoor Technologies Inc.	428,022	1,721
[1]	eXp World Holdings Inc.	62,080	1,259
*	Redfin Corp.	91,379	1,135
*	Cushman & Wakefield plc	132,372	1,083
*	Compass Inc. Class A	238,406	834
	Newmark Group Inc. Class A	120,614	750
	Marcus & Millichap Inc.	21,203	668
*	Anywhere Real Estate Inc.	82,783	553
	RE/MAX Holdings Inc. Class A	15,115	291
	Douglas Elliman Inc.	61,142	136
*,1	Offerpad Solutions Inc.	4,691	61
*,1	Doma Holdings Inc.	4,358	21
			74,491
Total Real Estate Management & Development (Cost $107,426)			82,461
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $8,280)	82,806	8,279
Total Investments (100.6%) (Cost $1,240,028)			1,095,116
Other Assets and Liabilities—Net (-0.6%)			(6,309)
Net Assets (100%)			1,088,807
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,750,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $8,265,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

4

Real Estate Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	September 2023	30	1,011	25
E-mini S&P 500 Index	September 2023	6	1,346	2
				27
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,231,748)	1,086,837
Affiliated Issuers (Cost $8,280)	8,279
Total Investments in Securities	1,095,116
Investment in Vanguard	37
Cash Collateral Pledged—Futures Contracts	72
Receivables for Investment Securities Sold	31,890
Receivables for Accrued Income	4,295
Receivables for Capital Shares Issued	58
Variation Margin Receivable—Futures Contracts	8
Total Assets	1,131,476
Liabilities
Due to Custodian	2,054
Payables for Investment Securities Purchased	31,697
Collateral for Securities on Loan	8,265
Payables for Capital Shares Redeemed	538
Payables to Vanguard	115
Total Liabilities	42,669
Net Assets	1,088,807
1 Includes $7,750,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	1,197,518
Total Distributable Earnings (Loss)	(108,711)
Net Assets	1,088,807

Net Assets
Applicable to 98,632,617 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,088,807
Net Asset Value Per Share	$11.04
See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends	16,500
Interest[1]	4
Securities Lending—Net	17
Total Income	16,521
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative	1,314
Marketing and Distribution	34
Custodian Fees	45
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	1,423
Net Investment Income	15,098
Realized Net Gain (Loss)
Capital Gain Distributions Received	3,760
Investment Securities Sold[1]	16,672
Futures Contracts	(17)
Realized Net Gain (Loss)	20,415
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,095
Futures Contracts	44
Change in Unrealized Appreciation (Depreciation)	1,139
Net Increase (Decrease) in Net Assets Resulting from Operations	36,652
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $3,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,098	28,122
Realized Net Gain (Loss)	20,415	49,985
Change in Unrealized Appreciation (Depreciation)	1,139	(476,185)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,652	(398,078)
Distributions
Total Distributions	(77,195)	(77,984)
Capital Share Transactions
Issued	54,221	147,195
Issued in Lieu of Cash Distributions	77,195	77,984
Redeemed	(95,950)	(193,133)
Net Increase (Decrease) from Capital Share Transactions	35,466	32,046
Total Increase (Decrease)	(5,077)	(444,016)
Net Assets
Beginning of Period	1,093,884	1,537,900
End of Period	1,088,807	1,093,884
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.53	$16.56	$12.43	$13.74	$11.57	$13.14
Investment Operations
Net Investment Income[1]	.155	.297	.257	.259	.329	.367
Net Realized and Unrealized Gain (Loss) on Investments	.180	(4.474)	4.553	(1.054)	2.874	(1.084)
Total from Investment Operations	.335	(4.177)	4.810	(.795)	3.203	(.717)
Distributions
Dividends from Net Investment Income	(.286)	(.262)	(.293)	(.316)	(.368)	(.383)
Distributions from Realized Capital Gains	(.539)	(.591)	(.387)	(.199)	(.665)	(.470)
Total Distributions	(.825)	(.853)	(.680)	(.515)	(1.033)	(.853)
Net Asset Value, End of Period	$11.04	$11.53	$16.56	$12.43	$13.74	$11.57
Total Return	3.45%	-26.30%	40.21%	-4.85%	28.81%	-5.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,089	$1,094	$1,538	$1,077	$1,242	$965
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%[2]	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.25%	1.79%	2.19%	2.52%	3.04%
Portfolio Turnover Rate	7%	11%	12%	10%	7%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While
10

Real Estate Index Portfolio
collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Real Estate Index Portfolio
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,086,837	—	—	1,086,837
Temporary Cash Investments	8,279	—	—	8,279
Total	1,095,116	—	—	1,095,116

Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,241,423
Gross Unrealized Appreciation	123,061
Gross Unrealized Depreciation	(269,341)
Net Unrealized Appreciation (Depreciation)	(146,280)
E.  During the six months ended June 30, 2023, the portfolio purchased $81,715,000 of investment securities and sold $103,877,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $0 and sales were $35,000, resulting in net realized gain of $4,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	4,731	11,004
Issued in Lieu of Cash Distributions	7,524	5,356
Redeemed	(8,462)	(14,362)
Net Increase (Decrease) in Shares Outstanding	3,793	1,998
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may
12

Real Estate Index Portfolio
be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 38% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Real Estate Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692REIT  082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	35
Liquidity Risk Management	36

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Short-Term Investment-Grade Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,018.30	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Short-Term Investment-Grade Portfolio
Portfolio Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	3.0%
Corporate Bonds	82.1
Floating Rate Loan Interests	0.3
Sovereign Bonds	1.0
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	13.5
The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
2

Short-Term Investment-Grade Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (13.3%)
U.S. Government Securities (13.3%)
	United States Treasury Note/Bond	4.625%	2/28/25	5,000	4,962
	United States Treasury Note/Bond	3.875%	4/30/25	64,387	63,139
	United States Treasury Note/Bond	4.250%	5/31/25	4,000	3,950
[1]	United States Treasury Note/Bond	3.125%	8/15/25	15,870	15,327
[2]	United States Treasury Note/Bond	4.500%	11/15/25	29,285	29,134
	United States Treasury Note/Bond	3.750%	4/15/26	59,577	58,321
	United States Treasury Note/Bond	3.625%	5/15/26	52,836	51,548
	United States Treasury Note/Bond	2.125%	5/31/26	4,000	3,741
	United States Treasury Note/Bond	1.875%	7/31/26	4,000	3,703
	United States Treasury Note/Bond	2.375%	5/15/27	10,500	9,778
	United States Treasury Note/Bond	4.125%	10/31/27	4,974	4,947
	United States Treasury Note/Bond	0.750%	1/31/28	7,447	6,387
	United States Treasury Note/Bond	3.500%	1/31/28	20,000	19,425
	United States Treasury Note/Bond	1.250%	3/31/28	6,094	5,332
	United States Treasury Note/Bond	1.250%	5/31/28	1,909	1,666
	United States Treasury Note/Bond	1.250%	6/30/28	2,050	1,785
	United States Treasury Note/Bond	1.000%	7/31/28	6,895	5,914
	United States Treasury Note/Bond	1.250%	9/30/28	3,377	2,924
Total U.S. Government and Agency Obligations (Cost $295,903)					291,983
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-3	5.070%	4/15/27	460	456
[3]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	890	859
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	2,650	2,569
[3]	American Express Credit Account Master Trust Class A Series 2022-4	4.950%	10/15/27	640	636
[3]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	750	743
[3,4]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	253	246
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	86	82
[3,4]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	78
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	96
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	241
[3]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	254
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	447
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	270	268
[3]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	440	425
[3]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	550	547
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	102
[3,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.483%	9/15/48	40	35
[3,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.071%	9/20/46	65	48
[3]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	138
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	27
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	320
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	247
[3]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	233	225
[3,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.887%	5/25/47	87	72
[3,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.927%	10/25/36	91	70
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	93
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	190	174
[3,4]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	198
[3]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	710	705
[3]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	260	237
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	560	542
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	370	337
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	487
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	228
[3]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	280	275
[3]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	153
[3]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	194
[3]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	581	554
[3]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	256
[3]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	199	187
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	85
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	99
[3,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	164
[3]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	80	68
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	78
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	60	54
[3,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	32
[3,5]	CD Mortgage Trust Class C Series 2018-CD7	5.004%	8/15/51	90	68
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	95
[3,5]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	3.826%	3/20/36	65	56
[3,5]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	3.613%	2/25/47	77	64
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	54
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	299
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	170	159
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	166
[3]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	117
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.575%	7/10/47	153	139
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.726%	9/10/58	100	82
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.401%	9/15/50	50	36
[3,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.288%	7/25/37	37	37
[3]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	330	321
[3]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	170	163
[3]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	50
[3,5]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	75
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	33	29
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	112
[3,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.500%	8/15/48	140	105
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	119
[3]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	850	820
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	1,540	1,533
[3]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	330	290
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	2,880	2,782
[3,4]	DLLMT 2021-1 LLC Class A4	1.240%	6/20/29	230	214
[3]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	31	31
[3]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	101	100
[3]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	137	135
[3]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	196
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	5.950%	10/25/56	166	162
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	87	82
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	274	263
[3,5]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	3.379%	11/25/36	38	22
[3,5]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	4.186%	1/25/37	72	40
[3,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	50
[3,4]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	430	405
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,230	1,208
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	200	194
[3]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	280
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	200	187
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	181
[3,4]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	140
[3,4]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	214
[3]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	157
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	177
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	70	63
[3,4]	Ford Credit Floorplan Master Owner Trust Class A Series 2023-1	5.120%	4/11/35	510	504
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	580	573
[3]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	190	188
[3,4,5,6]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.167%	3/25/42	107	107
[3]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	260	252
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	950	923
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	560	551
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	303
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	381
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	307
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	510	485
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	250	248
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	49

4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	226
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	92
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	210
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	80	72
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	95
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	85
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	70	65
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	196
[3]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	95
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	53
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	87
[3,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.620%	11/19/35	10	8
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/17/30	300	299
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	139
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	276
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	110
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	197
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	741
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	68
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	217
[3,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	9
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	183
[3,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	92
[3]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	19
[3,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.657%	9/10/47	410	317
[3,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.794%	10/10/48	110	92
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	306
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	140	129
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	140	138
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	100	98
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	250	230
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	450	438
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	350	323
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	190	184
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	348
[3,4]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	230	225
[3]	Hyundai Auto Receivables Trust Class A3 Series 2022-B	3.720%	11/16/26	1,010	982
[3]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	380	347
[3]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	540	516
[3]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	259
[3]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	247
[3]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	207
[3]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	229
[3]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	250	222
[3]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	530	527
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.931%	11/15/43	57	54
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	93	91
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	252
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	226
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	184
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	9
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	145
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	137
[3,4]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	21	21
[3,4]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	40	40
[3,4]	Master Credit Card Trust II Class A Series 2023-1A	4.700%	6/21/27	340	334
[3,4]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	440	414
[3,5]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	4.091%	4/25/34	1	1
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	730	718
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	250	251
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-1	4.310%	4/16/29	190	186
[3,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	5.700%	7/25/33	4	4

5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	7.119%	2/25/33	6	5
[3,4]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	16	16
[3,4]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	213
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	68
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,055	994
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.200%	7/15/46	70	53
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.021%	4/15/47	50	48
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	136
[3]	Morgan Stanley Capital I Trust Class ASB Series 2017-HR2	3.509%	12/15/50	126	120
[3,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.115%	6/25/36	36	35
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	226	175
[3,4]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	35	35
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	187	180
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	170	168
[3,4]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	230	132
[3,4,5]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	6.157%	6/20/60	12	12
[3,4,5]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	6.107%	8/18/60	15	15
[3,4]	PFS Financing Corp.	5.270%	5/15/28	350	346
[3,4,5]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	6.088%	11/25/65	190	187
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	109	100
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	99	94
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	91
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	94
[3,4,5]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	6.072%	4/10/50	1	1
[3,5]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.169%	9/25/36	41	22
[3,5]	RFMSI Trust Class 2A1 Series 2006-SA2	5.224%	8/25/36	124	72
[3]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	380	360
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	88
[3,4]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	180	174
[3,4]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	581
[3,4]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	446
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	45	43
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	148	140
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	303	289
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	429	411
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	8	8
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	54	51
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	52	50
[3]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	870	844
[3,4]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	230	219
[3,4]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	340	322
[3,4]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	218
[3,4]	T-Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	410	406
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	506
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	544
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	440	393
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	518
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	720	700
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	330	299
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	317
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	445
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	343
[3,4]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	640	599
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	134
[3]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	155
[3,4]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	17
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	880	853
[3]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	690	678
[3]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	686
[3]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	570	535
[3]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	372
[3,5]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	4.154%	9/25/33	4	4
[3,5]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	4.470%	1/25/33	3	3

6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	3.952%	8/25/33	3	3
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	183
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	150	142
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	109
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	69
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	70
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	84
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.435%	7/15/46	110	109
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	191
[3]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	110
[3]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	76
[3,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.696%	9/15/58	115	98
[3,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	62
[3,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	4.509%	10/25/36	47	42
[3,4,5]	WFLD 2014-MONT Mortgage Trust Class A	3.880%	8/10/31	875	802
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	63	61
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	39	38
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	161
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.996%	12/15/46	140	136
[3]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	207
[3,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	47
[3]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	390	378
[3]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	380	346
[3]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	430	408
[3]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	275
[3]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	295
[3]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	127
[3]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	126
[3]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	93
[3]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	117
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	70	62
[3]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	127
[3]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	150	145
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $70,306)					66,101
Corporate Bonds (81.0%)
Communications (6.0%)
	Activision Blizzard Inc.	3.400%	9/15/26	230	219
	AT&T Inc.	0.900%	3/25/24	5,141	4,965
[7]	AT&T Inc.	3.550%	11/18/25	1,600	1,724
	AT&T Inc.	3.875%	1/15/26	400	387
	AT&T Inc.	1.700%	3/25/26	7,134	6,500
	AT&T Inc.	2.300%	6/1/27	3,066	2,759
	AT&T Inc.	1.650%	2/1/28	1,940	1,669
	AT&T Inc.	4.100%	2/15/28	1,152	1,103
	Booking Holdings Inc.	3.600%	6/1/26	500	482
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	65	61
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	8,740	8,571
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	930	854
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	760	713
	Comcast Corp.	3.375%	8/15/25	3,395	3,278
	Comcast Corp.	3.950%	10/15/25	1,640	1,598
	Comcast Corp.	3.150%	3/1/26	2,147	2,058
[7]	Comcast Corp.	0.000%	9/14/26	1,440	1,388
	Comcast Corp.	2.350%	1/15/27	1,800	1,654
	Comcast Corp.	5.350%	11/15/27	1,000	1,019
	Comcast Corp.	3.150%	2/15/28	841	785
	Comcast Corp.	3.550%	5/1/28	1,015	962
	Comcast Corp.	5.250%	11/7/25	1,000	1,005
[4]	Cox Communications Inc.	3.150%	8/15/24	1,450	1,405
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	50	45
	Discovery Communications LLC	3.900%	11/15/24	1,492	1,448
	Discovery Communications LLC	3.450%	3/15/25	175	167
	Discovery Communications LLC	3.950%	6/15/25	210	202
	Discovery Communications LLC	4.900%	3/11/26	2,825	2,771
[4]	DISH DBS Corp.	5.250%	12/1/26	70	56
	Expedia Group Inc.	4.625%	8/1/27	731	709
	Fox Corp.	3.050%	4/7/25	2,888	2,765
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	75	65
[4]	Level 3 Financing Inc.	4.625%	9/15/27	50	35
[4]	Level 3 Financing Inc.	4.250%	7/1/28	20	13
[4]	Level 3 Financing Inc.	3.625%	1/15/29	45	27
	Meta Platforms Inc.	3.500%	8/15/27	7,057	6,700
	Meta Platforms Inc.	4.600%	5/15/28	2,420	2,395
	Netflix Inc.	5.875%	2/15/25	45	45
[4]	Netflix Inc.	3.625%	6/15/25	455	439
	Netflix Inc.	4.375%	11/15/26	515	503
	Netflix Inc.	4.875%	4/15/28	1,532	1,516
	Netflix Inc.	5.875%	11/15/28	1,505	1,560
[7]	Netflix Inc.	3.875%	11/15/29	400	424
[4]	Nexstar Media Inc.	5.625%	7/15/27	120	112
[4]	Nexstar Media Inc.	4.750%	11/1/28	100	87
[4]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,006

7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,018
	Paramount Global Inc.	4.750%	5/15/25	1,831	1,788
	Paramount Global Inc.	4.000%	1/15/26	260	248
[4]	Rogers Communications Inc.	3.200%	3/15/27	1,280	1,190
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	25	22
[4]	Sky Ltd.	3.750%	9/16/24	1,580	1,542
[7]	Sky Ltd.	2.500%	9/15/26	645	674
	Sprint Capital Corp.	6.875%	11/15/28	3,360	3,563
	Sprint LLC	7.625%	3/1/26	560	582
	Take-Two Interactive Software Inc.	3.550%	4/14/25	1,690	1,630
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	938
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	890
	Telefonica Emisiones SA	4.103%	3/8/27	1,856	1,780
	T-Mobile USA Inc.	3.500%	4/15/25	8,380	8,063
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,564
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,469
	T-Mobile USA Inc.	2.625%	4/15/26	220	204
	T-Mobile USA Inc.	3.750%	4/15/27	4,592	4,350
	T-Mobile USA Inc.	5.375%	4/15/27	250	249
	T-Mobile USA Inc.	4.950%	3/15/28	2,172	2,139
	T-Mobile USA Inc.	4.800%	7/15/28	900	883
	VeriSign Inc.	5.250%	4/1/25	397	393
	Verizon Communications Inc.	1.450%	3/20/26	2,695	2,443
	Verizon Communications Inc.	2.625%	8/15/26	1,470	1,367
	Verizon Communications Inc.	4.125%	3/16/27	1,510	1,467
	Verizon Communications Inc.	3.000%	3/22/27	2,075	1,939
	Verizon Communications Inc.	2.100%	3/22/28	4,127	3,626
	Verizon Communications Inc.	4.329%	9/21/28	2,020	1,946
[4]	Videotron Ltd.	5.125%	4/15/27	55	53
	Vodafone Group plc	4.125%	5/30/25	1,350	1,318
	Walt Disney Co.	1.750%	1/13/26	1,549	1,434
	Walt Disney Co.	3.375%	11/15/26	1,500	1,427
	Walt Disney Co.	3.700%	3/23/27	250	242
	Walt Disney Co.	2.200%	1/13/28	180	163
	Warnermedia Holdings Inc.	3.638%	3/15/25	2,485	2,397
	Warnermedia Holdings Inc.	3.755%	3/15/27	7,059	6,587
					131,837
Consumer Discretionary (5.4%)
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	59	55
	Advance Auto Parts Inc.	5.900%	3/9/26	305	301
	Advance Auto Parts Inc.	5.950%	3/9/28	811	800
	Amazon.com Inc.	4.600%	12/1/25	5,730	5,687
	Amazon.com Inc.	3.150%	8/22/27	500	471
	Amazon.com Inc.	4.550%	12/1/27	5,810	5,772
	American Honda Finance Corp.	0.550%	7/12/24	2,490	2,365
	American Honda Finance Corp.	2.150%	9/10/24	355	341
	American Honda Finance Corp.	4.600%	4/17/25	4,718	4,660
	American Honda Finance Corp.	5.000%	5/23/25	350	349
	American Honda Finance Corp.	1.200%	7/8/25	1,658	1,527
	American Honda Finance Corp.	4.750%	1/12/26	445	443
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	207
	AutoZone Inc.	3.625%	4/15/25	1,750	1,692
	AutoZone Inc.	3.750%	6/1/27	500	476
	AutoZone Inc.	4.500%	2/1/28	1,540	1,502
[4]	BMW US Capital LLC	1.250%	8/12/26	650	580
[4]	BMW US Capital LLC	3.450%	4/1/27	275	261
	Brunswick Corp.	0.850%	8/18/24	750	708
[4]	Caesars Entertainment Inc.	6.250%	7/1/25	80	80
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	100	101
[4]	Carnival Corp.	9.875%	8/1/27	25	26
[4]	Carnival Corp.	4.000%	8/1/28	110	97
[4]	Churchill Downs Inc.	5.500%	4/1/27	200	193
[4]	Churchill Downs Inc.	4.750%	1/15/28	90	84
[4]	Clarios Global LP	6.750%	5/15/25	72	72
	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	5	5
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	5.900%	11/22/25	605	612
	eBay Inc.	1.400%	5/10/26	1,500	1,355
	eBay Inc.	5.950%	11/22/27	945	968
[4]	ERAC USA Finance LLC	3.850%	11/15/24	1,400	1,364
[4]	ERAC USA Finance LLC	3.800%	11/1/25	665	636
[4]	ERAC USA Finance LLC	3.300%	12/1/26	100	93
[4]	ERAC USA Finance LLC	4.600%	5/1/28	770	749
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	38
	Ford Motor Credit Co. LLC	3.375%	11/13/25	160	149
	Ford Motor Credit Co. LLC	2.700%	8/10/26	180	161
	Ford Motor Credit Co. LLC	4.950%	5/28/27	510	481
	Ford Motor Credit Co. LLC	4.125%	8/17/27	230	210
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	31
	General Motors Co.	6.125%	10/1/25	3,475	3,498
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,400	1,317
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,600	1,548
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	97
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,180	1,121
	General Motors Financial Co. Inc.	4.350%	4/9/25	910	886
	General Motors Financial Co. Inc.	2.750%	6/20/25	700	659
	General Motors Financial Co. Inc.	6.050%	10/10/25	3,310	3,319
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,449
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,100	1,083
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,938
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	358
	General Motors Financial Co. Inc.	4.000%	10/6/26	267	253
	General Motors Financial Co. Inc.	4.350%	1/17/27	625	599
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,013
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,501	1,462
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,758
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	676
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	750
[4]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	472
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,469	3,111
	Harley-Davidson Inc.	3.500%	7/28/25	900	863
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	258
	Home Depot Inc.	2.800%	9/14/27	290	270
	Home Depot Inc.	3.900%	12/6/28	540	523
	Honda Motor Co. Ltd.	2.271%	3/10/25	706	673
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,410	1,298
	Lennar Corp.	4.750%	5/30/25	819	801
	Lennar Corp.	5.250%	6/1/26	1,755	1,739
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	20	20
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	350	352
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	49
	Lowe's Cos. Inc.	4.400%	9/8/25	1,135	1,113
	Lowe's Cos. Inc.	4.800%	4/1/26	2,800	2,772
	Lowe's Cos. Inc.	3.350%	4/1/27	1,020	964
	Lowe's Cos. Inc.	1.300%	4/15/28	708	599
	Lowe's Cos. Inc.	1.700%	9/15/28	355	302
	Marriott International Inc.	3.750%	10/1/25	500	480
	Marriott International Inc.	3.125%	6/15/26	190	179
	Marriott International Inc.	5.000%	10/15/27	850	844
[4]	Mattel Inc.	5.875%	12/15/27	275	270
	McDonald's Corp.	1.450%	9/1/25	700	646
	McDonald's Corp.	3.500%	7/1/27	900	857
[4]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	1,475	1,465
[4]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	560	508
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,760	1,743
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	1,990	1,966
[4]	Meritage Homes Corp.	3.875%	4/15/29	25	22
[4]	NCL Corp. Ltd.	5.875%	2/15/27	38	37
[4]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,600	1,538

8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	970
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,788
[4]	Penn National Gaming Inc.	5.625%	1/15/27	35	33
	Ross Stores Inc.	0.875%	4/15/26	935	825
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	16	17
	Starbucks Corp.	4.750%	2/15/26	1,055	1,045
	Starbucks Corp.	2.000%	3/12/27	116	104
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,915	1,845
	Toyota Motor Credit Corp.	3.950%	6/30/25	1,309	1,280
	Toyota Motor Credit Corp.	3.650%	8/18/25	1,565	1,516
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,615	2,368
	Toyota Motor Credit Corp.	5.400%	11/10/25	1,180	1,188
	Toyota Motor Credit Corp.	4.450%	5/18/26	1,585	1,561
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,439
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,945	3,697
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,240	2,210
[7]	Toyota Motor Credit Corp.	0.125%	11/5/27	244	228
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,064
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	784
[4]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	479
[7]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	1,835
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	40	37
					119,533
Consumer Staples (5.3%)
[4]	7-Eleven Inc.	0.800%	2/10/24	3,924	3,802
[4]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,055
	Altria Group Inc.	2.350%	5/6/25	1,719	1,618
	Altria Group Inc.	4.400%	2/14/26	1,089	1,066
	Altria Group Inc.	2.625%	9/16/26	1,000	926
	Altria Group Inc.	4.800%	2/14/29	230	224
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	2,503	2,424
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	1,298	1,256
	BAT Capital Corp.	3.222%	8/15/24	1,740	1,688
	BAT Capital Corp.	2.789%	9/6/24	250	241
[8]	BAT Capital Corp.	2.125%	8/15/25	295	339
	BAT Capital Corp.	3.215%	9/6/26	2,316	2,156
	BAT Capital Corp.	4.700%	4/2/27	2,985	2,892
	BAT Capital Corp.	3.557%	8/15/27	1,125	1,036
	BAT Capital Corp.	2.259%	3/25/28	915	784
[4]	BAT International Finance plc	3.950%	6/15/25	2,455	2,364
	BAT International Finance plc	1.668%	3/25/26	5,180	4,658
[8]	BAT International Finance plc	4.000%	9/4/26	100	116
	BAT International Finance plc	4.448%	3/16/28	875	825
	Campbell Soup Co.	3.950%	3/15/25	670	652
	Campbell Soup Co.	4.150%	3/15/28	620	594
[4]	Cargill Inc.	4.500%	6/24/26	670	660
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	454
[7]	Coca-Cola Co.	1.875%	9/22/26	370	383
	Colgate-Palmolive Co.	4.600%	3/1/28	242	244
	Constellation Brands Inc.	4.750%	11/15/24	913	901
	Constellation Brands Inc.	4.400%	11/15/25	724	709
	Constellation Brands Inc.	4.750%	12/1/25	215	211
	Constellation Brands Inc.	3.700%	12/6/26	200	191
	Constellation Brands Inc.	3.500%	5/9/27	915	867
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,729
	Costco Wholesale Corp.	1.375%	6/20/27	1,340	1,184
	Diageo Capital plc	5.200%	10/24/25	740	741
	Diageo Capital plc	5.300%	10/24/27	1,440	1,465
	Dollar General Corp.	4.625%	11/1/27	1,250	1,224
	Estee Lauder Cos. Inc.	4.375%	5/15/28	600	591
	General Mills Inc.	4.200%	4/17/28	595	578
	Haleon UK Capital plc	3.125%	3/24/25	4,875	4,659
	Haleon US Capital LLC	3.375%	3/24/27	2,241	2,098
	Hershey Co.	4.250%	5/4/28	355	351
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	3.500%	3/15/25	831	803
[4]	JDE Peet's NV	1.375%	1/15/27	1,310	1,137
[4]	Kenvue Inc.	5.350%	3/22/26	1,245	1,254
[4]	Kenvue Inc.	5.050%	3/22/28	655	660
	Keurig Dr Pepper Inc.	4.417%	5/25/25	688	675
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,010	1,970
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	338
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	566
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,724	1,655
	Kroger Co.	3.500%	2/1/26	1,470	1,410
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	25	24
[4]	Mars Inc.	4.550%	4/20/28	1,610	1,585
	McCormick & Co. Inc.	3.150%	8/15/24	286	278
	McCormick & Co. Inc.	3.400%	8/15/27	600	562
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	98
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,023
[4]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	2,275	2,177
[4]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	690	648
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,749
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,317
	Mondelez International Inc.	2.625%	3/17/27	970	896
	Pepsico Inc.	3.600%	2/18/28	1,319	1,271
[4]	Performance Food Group Inc.	6.875%	5/1/25	35	35
[4]	Performance Food Group Inc.	5.500%	10/15/27	150	145
	Philip Morris International Inc.	5.125%	11/15/24	1,755	1,748
	Philip Morris International Inc.	1.500%	5/1/25	1,200	1,122
	Philip Morris International Inc.	3.375%	8/11/25	290	279
	Philip Morris International Inc.	5.000%	11/17/25	2,305	2,294
	Philip Morris International Inc.	4.875%	2/13/26	3,785	3,758
	Philip Morris International Inc.	2.750%	2/25/26	500	470
[7]	Philip Morris International Inc.	2.875%	3/3/26	645	683
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,026
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,667
	Philip Morris International Inc.	4.875%	2/15/28	3,305	3,259
	Philip Morris International Inc.	3.125%	3/2/28	782	720
[7]	Procter & Gamble Co.	3.250%	8/2/26	940	1,014
[4]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	1,365	1,328
[4]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	500	468
	Reynolds American Inc.	4.450%	6/12/25	5,506	5,353
	Target Corp.	1.950%	1/15/27	1,392	1,274
	Tyson Foods Inc.	3.950%	8/15/24	2,682	2,632
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,802
	Walmart Inc.	3.900%	9/9/25	4,636	4,542
	Walmart Inc.	4.000%	4/15/26	60	59
	Walmart Inc.	3.950%	9/9/27	3,695	3,628
	Walmart Inc.	3.900%	4/15/28	1,494	1,458
					116,816
Energy (5.6%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	721
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,580	1,464
	BP Capital Markets America Inc.	3.410%	2/11/26	1,010	971
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,904
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,021
	BP Capital Markets America Inc.	4.234%	11/6/28	465	452
	BP Capital Markets plc	3.279%	9/19/27	1,812	1,708
[7]	BP Capital Markets plc	0.831%	11/8/27	800	775
	BP Capital Markets plc	3.723%	11/28/28	740	701
	Buckeye Partners LP	4.150%	7/1/23	95	95
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	416
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	578
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,575	2,433

9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,430	4,413
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,036
	Cheniere Energy Inc.	4.625%	10/15/28	125	117
[4]	Civitas Resources Inc.	8.375%	7/1/28	75	76
[4]	CNX Resources Corp.	7.250%	3/14/27	14	14
	ConocoPhillips Co.	2.400%	3/7/25	86	82
	Continental Resources Inc.	3.800%	6/1/24	429	420
[4]	Continental Resources Inc.	2.268%	11/15/26	1,000	889
	Coterra Energy Inc.	3.900%	5/15/27	512	483
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	75	74
	DCP Midstream Operating LP	5.625%	7/15/27	58	58
	Devon Energy Corp.	5.250%	9/15/24	2,315	2,296
	Devon Energy Corp.	5.850%	12/15/25	400	403
	Diamondback Energy Inc.	3.250%	12/1/26	2,600	2,445
[4]	DT Midstream Inc.	4.125%	6/15/29	110	97
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	213
	Empresa Nacional del Petroleo	3.750%	8/5/26	495	469
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	193
	Enbridge Energy Partners LP	5.875%	10/15/25	820	823
	Enbridge Inc.	2.500%	1/15/25	1,528	1,455
	Enbridge Inc.	2.500%	2/14/25	856	814
	Enbridge Inc.	1.600%	10/4/26	900	802
	Enbridge Inc.	4.250%	12/1/26	150	145
	Enbridge Inc.	3.700%	7/15/27	1,340	1,267
	Energy Transfer LP	4.900%	2/1/24	1,310	1,299
	Energy Transfer LP	4.250%	4/1/24	1,505	1,482
	Energy Transfer LP	4.500%	4/15/24	1,505	1,487
	Energy Transfer LP	3.900%	5/15/24	210	206
	Energy Transfer LP	4.050%	3/15/25	1,910	1,858
	Energy Transfer LP	5.950%	12/1/25	250	250
	Energy Transfer LP	4.750%	1/15/26	95	93
	Energy Transfer LP	3.900%	7/15/26	392	373
	Energy Transfer LP	4.400%	3/15/27	3,490	3,341
	Energy Transfer LP	5.500%	6/1/27	240	239
	Energy Transfer LP	4.000%	10/1/27	741	695
	Energy Transfer LP	5.550%	2/15/28	1,220	1,218
	Energy Transfer LP	4.950%	5/15/28	1,295	1,255
	Energy Transfer LP	4.950%	6/15/28	375	365
[4]	Eni SpA	4.000%	9/12/23	1,380	1,373
	EnLink Midstream Partners LP	4.850%	7/15/26	85	82
	Enterprise Products Operating LLC	5.050%	1/10/26	1,745	1,744
	Enterprise Products Operating LLC	3.700%	2/15/26	955	922
[4]	EQM Midstream Partners LP	6.000%	7/1/25	35	35
[4]	EQM Midstream Partners LP	7.500%	6/1/27	105	106
	EQT Corp.	6.125%	2/1/25	345	343
[4]	EQT Corp.	3.125%	5/15/26	50	46
	EQT Corp.	3.900%	10/1/27	1,595	1,479
	Exxon Mobil Corp.	3.043%	3/1/26	1,075	1,028
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	14	14
	Harvest Operations Corp.	1.000%	4/26/24	560	538
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	152
	Kinder Morgan Inc.	4.300%	6/1/25	835	815
	Kinder Morgan Inc.	1.750%	11/15/26	900	797
	Kinder Morgan Inc.	4.300%	3/1/28	435	416
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,018
	Marathon Petroleum Corp.	4.700%	5/1/25	3,492	3,427
	Marathon Petroleum Corp.	5.125%	12/15/26	2,130	2,112
	Marathon Petroleum Corp.	3.800%	4/1/28	581	542
	MPLX LP	4.875%	12/1/24	920	907
	MPLX LP	4.875%	6/1/25	930	914
	MPLX LP	1.750%	3/1/26	3,260	2,962
	MPLX LP	4.000%	3/15/28	290	273
	Occidental Petroleum Corp.	6.950%	7/1/24	56	57
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	5.875%	9/1/25	140	140
	Occidental Petroleum Corp.	5.500%	12/1/25	90	89
	Occidental Petroleum Corp.	6.375%	9/1/28	860	877
	ONEOK Inc.	2.750%	9/1/24	480	464
	ONEOK Inc.	2.200%	9/15/25	735	680
	ONEOK Inc.	5.850%	1/15/26	3,196	3,208
	ONEOK Partners LP	4.900%	3/15/25	320	315
	Ovintiv Exploration Inc.	5.375%	1/1/26	1,211	1,204
	Ovintiv Inc.	5.650%	5/15/25	835	829
	Ovintiv Inc.	5.650%	5/15/28	1,445	1,418
	Pertamina Persero PT	1.400%	2/9/26	567	513
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Phillips 66	3.850%	4/9/25	675	657
	Phillips 66	1.300%	2/15/26	1,000	905
	Phillips 66	3.900%	3/15/28	360	342
	Phillips 66 Co.	3.605%	2/15/25	665	641
	Phillips 66 Co.	4.950%	12/1/27	1,780	1,765
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,163
	Pioneer Natural Resources Co.	5.100%	3/29/26	3,025	3,009
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,150	1,113
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,963
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,129	1,092
	SA Global Sukuk Ltd.	0.946%	6/17/24	1,289	1,228
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	616	615
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,925	3,912
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,293
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,195	2,161
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	460	436
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	390
	Saudi Arabian Oil Co.	3.500%	4/16/29	1,358	1,252
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	755	695
	Schlumberger Investment SA	4.500%	5/15/28	1,180	1,162
[9]	Southern Gas Corridor CJSC	6.875%	3/24/26	715	726
	Spectra Energy Partners LP	3.500%	3/15/25	365	351
	Spectra Energy Partners LP	3.375%	10/15/26	596	560
	Targa Resources Corp.	5.200%	7/1/27	1,180	1,160
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	129
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,210	3,019
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	865
	TransCanada PipeLines Ltd.	4.250%	5/15/28	650	620
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	880	829
[4]	Venture Global LNG Inc.	8.125%	6/1/28	680	692
	Western Midstream Operating LP	4.650%	7/1/26	115	111
	Western Midstream Operating LP	4.500%	3/1/28	365	345
	Williams Cos. Inc.	4.550%	6/24/24	3,770	3,720
	Williams Cos. Inc.	4.000%	9/15/25	345	333
	Williams Cos. Inc.	5.400%	3/2/26	885	884
	Williams Cos. Inc.	3.750%	6/15/27	955	902
					122,364
Financials (27.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,680	1,614
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	4,800	4,509
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	2,900	2,724
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	930	895
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	1,205	1,160
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	2,054	1,845

10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	3,129	2,797
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,212
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,064	1,012
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,500	2,480
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	284
	Aflac Inc.	1.125%	3/15/26	1,445	1,295
	Air Lease Corp.	2.300%	2/1/25	1,470	1,384
	Air Lease Corp.	3.250%	3/1/25	90	86
	Air Lease Corp.	3.375%	7/1/25	1,245	1,177
	Air Lease Corp.	2.875%	1/15/26	1,935	1,792
	Air Lease Corp.	3.750%	6/1/26	1,000	946
	Air Lease Corp.	2.200%	1/15/27	900	797
	Air Lease Corp.	5.300%	2/1/28	925	909
	Aircastle Ltd.	4.125%	5/1/24	210	205
	Allstate Corp.	0.750%	12/15/25	330	296
	Ally Financial Inc.	4.625%	3/30/25	100	96
	Ally Financial Inc.	5.800%	5/1/25	60	59
	Ally Financial Inc.	4.750%	6/9/27	1,000	929
	Ally Financial Inc.	6.992%	6/13/29	1,570	1,551
	American Express Co.	3.950%	8/1/25	1,242	1,205
	American Express Co.	4.990%	5/1/26	2,612	2,582
	American Express Co.	2.550%	3/4/27	2,543	2,317
	American Express Co.	5.850%	11/5/27	2,200	2,254
	American International Group Inc.	2.500%	6/30/25	1,731	1,632
	American International Group Inc.	3.900%	4/1/26	424	408
	American International Group Inc.	5.750%	4/1/48	200	194
	Ameriprise Financial Inc.	3.000%	4/2/25	740	705
	Ameriprise Financial Inc.	2.875%	9/15/26	341	318
[4]	Antares Holdings LP	2.750%	1/15/27	1,061	873
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	916
	Aon Global Ltd.	3.875%	12/15/25	400	386
[4]	Apollo Management Holdings LP	4.000%	5/30/24	165	161
	Ares Capital Corp.	2.150%	7/15/26	1,000	868
[4]	Athene Global Funding	0.914%	8/19/24	360	336
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,044
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	2,298	2,108
[4,8]	Aviva plc	6.125%	11/14/36	240	293
	Banco Santander SA	2.746%	5/28/25	2,040	1,916
	Banco Santander SA	5.147%	8/18/25	290	285
	Banco Santander SA	1.849%	3/25/26	750	671
	Banco Santander SA	5.294%	8/18/27	800	785
	Banco Santander SA	1.722%	9/14/27	800	696
	Bank of America Corp.	4.000%	1/22/25	3,104	3,020
	Bank of America Corp.	3.950%	4/21/25	2,690	2,606
	Bank of America Corp.	0.981%	9/25/25	600	564
	Bank of America Corp.	3.366%	1/23/26	603	579
	Bank of America Corp.	2.015%	2/13/26	1,974	1,849
	Bank of America Corp.	4.450%	3/3/26	2,071	2,015
	Bank of America Corp.	3.384%	4/2/26	3,900	3,741
	Bank of America Corp.	1.319%	6/19/26	2,695	2,469
	Bank of America Corp.	4.827%	7/22/26	2,156	2,118
	Bank of America Corp.	4.250%	10/22/26	840	811
	Bank of America Corp.	1.197%	10/24/26	1,440	1,296
	Bank of America Corp.	5.080%	1/20/27	900	890
	Bank of America Corp.	1.658%	3/11/27	1,485	1,337
	Bank of America Corp.	3.559%	4/23/27	871	826
	Bank of America Corp.	1.734%	7/22/27	4,675	4,172
	Bank of America Corp.	3.248%	10/21/27	1,001	933
	Bank of America Corp.	3.824%	1/20/28	2,400	2,273
	Bank of America Corp.	2.551%	2/4/28	3,794	3,425
	Bank of America Corp.	3.705%	4/24/28	1,660	1,557
	Bank of America Corp.	4.376%	4/27/28	2,050	1,971
	Bank of America Corp.	4.948%	7/22/28	2,440	2,397
	Bank of America Corp.	6.204%	11/10/28	4,190	4,310
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.419%	12/20/28	1,070	984
	Bank of America Corp.	3.970%	3/5/29	540	506
	Bank of America Corp.	5.202%	4/25/29	5,900	5,837
	Bank of America Corp.	2.087%	6/14/29	720	615
	Bank of America Corp.	4.271%	7/23/29	600	569
	Bank of America Corp.	2.972%	2/4/33	670	558
	Bank of Montreal	5.300%	6/5/26	1,000	998
	Bank of Montreal	1.250%	9/15/26	800	706
	Bank of Montreal	5.203%	2/1/28	1,300	1,300
	Bank of Montreal	4.338%	10/5/28	1,541	1,521
	Bank of New York Mellon Corp.	4.414%	7/24/26	1,200	1,174
	Bank of New York Mellon Corp.	2.450%	8/17/26	300	276
	Bank of New York Mellon Corp.	4.947%	4/26/27	5,000	4,936
	Bank of New York Mellon Corp.	3.400%	1/29/28	982	919
	Bank of New York Mellon Corp.	3.442%	2/7/28	1,498	1,410
	Bank of New York Mellon Corp.	5.802%	10/25/28	1,790	1,823
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,550	1,509
	Bank of Nova Scotia	3.450%	4/11/25	800	771
	Bank of Nova Scotia	1.300%	6/11/25	740	681
	Bank of Nova Scotia	5.450%	6/12/25	2,000	1,990
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,418
	Bank of Nova Scotia	4.750%	2/2/26	2,100	2,068
	Bank of Nova Scotia	1.050%	3/2/26	2,000	1,781
	Bank of Nova Scotia	2.700%	8/3/26	1,150	1,065
	Bank of Nova Scotia	1.950%	2/2/27	840	749
	Bank of Nova Scotia	5.250%	6/12/28	1,220	1,212
[7]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	492
	Barclays plc	4.375%	9/11/24	1,780	1,728
	Barclays plc	3.650%	3/16/25	1,487	1,426
	Barclays plc	4.375%	1/12/26	1,796	1,725
	Barclays plc	2.852%	5/7/26	1,240	1,162
	Barclays plc	5.200%	5/12/26	975	941
	Barclays plc	5.304%	8/9/26	2,010	1,968
	Barclays plc	7.325%	11/2/26	197	202
	Barclays plc	5.829%	5/9/27	2,200	2,171
	Barclays plc	2.279%	11/24/27	251	221
	Barclays plc	4.836%	5/9/28	300	277
	Barclays plc	5.501%	8/9/28	800	781
	Barclays plc	7.385%	11/2/28	4,000	4,179
	Barclays plc	4.972%	5/16/29	1,300	1,230
[7]	Berkshire Hathaway Inc.	1.125%	3/16/27	200	198
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,095
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	1,100	1,091
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,560	1,385
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	100	94
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	1,900	1,871
	Capital One Financial Corp.	4.250%	4/30/25	360	348
	Capital One Financial Corp.	4.166%	5/9/25	1,534	1,495
	Capital One Financial Corp.	4.200%	10/29/25	730	700
	Capital One Financial Corp.	2.636%	3/3/26	2,600	2,427
	Capital One Financial Corp.	3.750%	3/9/27	1,480	1,379
	Capital One Financial Corp.	1.878%	11/2/27	4,750	4,085
	Capital One Financial Corp.	4.927%	5/10/28	1,400	1,328
	Capital One Financial Corp.	5.468%	2/1/29	1,950	1,872
	Capital One Financial Corp.	6.312%	6/8/29	3,820	3,796
	Capital One NA	2.280%	1/28/26	1,180	1,099
	Charles Schwab Corp.	3.625%	4/1/25	1,530	1,472
	Charles Schwab Corp.	3.850%	5/21/25	1,765	1,701
	Charles Schwab Corp.	0.900%	3/11/26	885	782
	Charles Schwab Corp.	1.150%	5/13/26	1,300	1,151
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,545
	Charles Schwab Corp.	3.300%	4/1/27	663	613
	Charles Schwab Corp.	5.643%	5/19/29	2,400	2,410
[7]	Chubb INA Holdings Inc.	0.300%	12/15/24	685	705
	Chubb INA Holdings Inc.	3.150%	3/15/25	558	540

11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,435	2,341
	Citigroup Inc.	3.875%	3/26/25	795	768
	Citigroup Inc.	4.400%	6/10/25	1,087	1,056
	Citigroup Inc.	5.500%	9/13/25	60	60
	Citigroup Inc.	1.281%	11/3/25	600	562
	Citigroup Inc.	2.014%	1/25/26	1,310	1,232
	Citigroup Inc.	4.600%	3/9/26	1,984	1,920
	Citigroup Inc.	3.290%	3/17/26	800	766
	Citigroup Inc.	3.106%	4/8/26	1,500	1,432
	Citigroup Inc.	3.400%	5/1/26	1,200	1,141
	Citigroup Inc.	5.610%	9/29/26	1,330	1,330
	Citigroup Inc.	3.200%	10/21/26	2,791	2,613
	Citigroup Inc.	4.300%	11/20/26	1,034	990
	Citigroup Inc.	1.122%	1/28/27	822	733
	Citigroup Inc.	1.462%	6/9/27	2,860	2,539
	Citigroup Inc.	4.450%	9/29/27	1,104	1,054
	Citigroup Inc.	3.887%	1/10/28	1,290	1,222
	Citigroup Inc.	3.070%	2/24/28	1,850	1,703
	Citigroup Inc.	4.658%	5/24/28	720	703
	Citigroup Inc.	3.668%	7/24/28	2,334	2,185
	Citigroup Inc.	4.125%	7/25/28	200	188
	Citigroup Inc.	3.520%	10/27/28	594	552
	Citigroup Inc.	4.075%	4/23/29	340	320
	CNO Financial Group Inc.	5.250%	5/30/25	750	737
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.354%	1/14/27	700	464
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.237%	8/20/31	1,200	783
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.017%	9/10/30	600	400
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	724
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,374
	Corebridge Financial Inc	3.650%	4/5/27	2,928	2,722
	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,653
	Credit Suisse AG	4.750%	8/9/24	900	880
	Credit Suisse AG	3.625%	9/9/24	870	839
	Credit Suisse AG	7.950%	1/9/25	1,410	1,437
	Credit Suisse AG	3.700%	2/21/25	1,188	1,137
	Credit Suisse AG	2.950%	4/9/25	1,275	1,199
	Credit Suisse AG	1.250%	8/7/26	1,310	1,128
	Credit Suisse AG	5.000%	7/9/27	1,615	1,556
	Credit Suisse AG	7.500%	2/15/28	965	1,025
[4]	Credit Suisse Group AG	6.373%	7/15/26	840	835
[4,7]	Danske Bank A/S	1.000%	5/15/31	100	96
[7]	de Volksbank NV	0.250%	6/22/26	200	192
	Deutsche Bank AG	2.222%	9/18/24	935	924
	Deutsche Bank AG	1.447%	4/1/25	1,060	1,007
	Deutsche Bank AG	4.500%	4/1/25	510	486
	Deutsche Bank AG	3.961%	11/26/25	150	143
	Deutsche Bank AG	6.119%	7/14/26	1,333	1,323
	Deutsche Bank AG	2.129%	11/24/26	2,250	1,998
	Deutsche Bank AG	2.311%	11/16/27	1,424	1,225
	Deutsche Bank AG	2.552%	1/7/28	1,000	868
	Deutsche Bank AG	6.720%	1/18/29	1,325	1,330
	Discover Bank	2.450%	9/12/24	1,050	995
	Discover Bank	3.450%	7/27/26	1,140	1,048
	Discover Bank	4.682%	8/9/28	550	500
	Discover Financial Services	3.750%	3/4/25	200	191
	Equitable Holdings Inc.	4.350%	4/20/28	545	511
[4]	F&G Global Funding	0.900%	9/20/24	320	298
[4]	F&G Global Funding	1.750%	6/30/26	590	522
	Fifth Third Bancorp	2.375%	1/28/25	130	122
	Fifth Third Bancorp	2.550%	5/5/27	300	266
	Fifth Third Bancorp	1.707%	11/1/27	870	743
	Fifth Third Bancorp	3.950%	3/14/28	5,900	5,421
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,828
	Fifth Third Bancorp	4.772%	7/28/30	1,040	973
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fifth Third Bank NA	3.950%	7/28/25	1,010	964
	Fifth Third Bank NA	3.850%	3/15/26	355	327
	Fifth Third Bank NA	2.250%	2/1/27	250	219
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	515	485
	FS KKR Capital Corp.	3.400%	1/15/26	440	400
	GATX Corp.	3.250%	3/30/25	60	57
	GATX Corp.	3.250%	9/15/26	490	452
	Goldman Sachs Group Inc.	5.700%	11/1/24	2,421	2,418
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,845	1,781
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,960	1,881
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,621	2,533
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,895	1,827
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,025	945
	Goldman Sachs Group Inc.	3.750%	2/25/26	312	299
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	793
	Goldman Sachs Group Inc.	1.093%	12/9/26	1,350	1,206
	Goldman Sachs Group Inc.	3.850%	1/26/27	540	514
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,395	3,036
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,487
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,787
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,060
	Goldman Sachs Group Inc.	3.615%	3/15/28	3,487	3,272
[8]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	260
	Goldman Sachs Group Inc.	3.691%	6/5/28	1,500	1,410
	Goldman Sachs Group Inc.	4.482%	8/23/28	4,200	4,063
	Goldman Sachs Group Inc.	3.814%	4/23/29	300	279
	Goldman Sachs Group Inc.	4.223%	5/1/29	300	283
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	290
	HSBC Holdings plc	4.250%	8/18/25	1,700	1,633
	HSBC Holdings plc	2.633%	11/7/25	1,584	1,506
	HSBC Holdings plc	4.300%	3/8/26	770	745
	HSBC Holdings plc	2.999%	3/10/26	1,590	1,510
	HSBC Holdings plc	1.645%	4/18/26	3,780	3,490
	HSBC Holdings plc	3.900%	5/25/26	1,248	1,190
	HSBC Holdings plc	2.099%	6/4/26	4,181	3,872
	HSBC Holdings plc	4.292%	9/12/26	2,070	1,991
	HSBC Holdings plc	1.589%	5/24/27	2,640	2,330
[8]	HSBC Holdings plc	1.750%	7/24/27	200	216
	HSBC Holdings plc	2.251%	11/22/27	1,200	1,065
	HSBC Holdings plc	4.041%	3/13/28	2,320	2,179
	HSBC Holdings plc	4.755%	6/9/28	1,400	1,345
	HSBC Holdings plc	5.210%	8/11/28	1,680	1,643
	HSBC Holdings plc	2.013%	9/22/28	350	300
	HSBC Holdings plc	7.390%	11/3/28	2,350	2,481
	HSBC Holdings plc	6.161%	3/9/29	1,441	1,454
	HSBC USA Inc.	5.625%	3/17/25	1,700	1,695
	Huntington Bancshares Inc.	4.443%	8/4/28	1,270	1,181
	Huntington National Bank	4.008%	5/16/25	650	624
	Huntington National Bank	5.699%	11/18/25	780	758
	ING Groep NV	1.726%	4/1/27	437	389
	ING Groep NV	4.017%	3/28/28	320	301
	Intercontinental Exchange Inc.	3.750%	12/1/25	937	909
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,950	1,900
	Invesco Finance plc	3.750%	1/15/26	406	392
[7]	JAB Holdings BV	1.000%	12/20/27	600	570
	JPMorgan Chase & Co.	2.301%	10/15/25	3,310	3,155
	JPMorgan Chase & Co.	1.561%	12/10/25	1,400	1,311
	JPMorgan Chase & Co.	2.005%	3/13/26	3,174	2,981
	JPMorgan Chase & Co.	2.083%	4/22/26	3,320	3,109
	JPMorgan Chase & Co.	3.200%	6/15/26	668	636
	JPMorgan Chase & Co.	2.950%	10/1/26	470	441
	JPMorgan Chase & Co.	1.045%	11/19/26	4,934	4,421
	JPMorgan Chase & Co.	4.125%	12/15/26	688	663
	JPMorgan Chase & Co.	1.040%	2/4/27	2,910	2,593
	JPMorgan Chase & Co.	1.578%	4/22/27	3,969	3,565
	JPMorgan Chase & Co.	1.470%	9/22/27	1,905	1,682
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,006
	JPMorgan Chase & Co.	2.947%	2/24/28	155	142
	JPMorgan Chase & Co.	4.323%	4/26/28	3,134	3,025

12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.540%	5/1/28	600	561
	JPMorgan Chase & Co.	2.182%	6/1/28	900	801
	JPMorgan Chase & Co.	4.851%	7/25/28	1,856	1,831
	JPMorgan Chase & Co.	4.005%	4/23/29	1,850	1,744
	JPMorgan Chase & Co.	1.953%	2/4/32	600	478
	Kemper Corp.	4.350%	2/15/25	290	279
	KeyBank NA	4.700%	1/26/26	750	700
	KeyBank NA	5.850%	11/15/27	1,250	1,177
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	113
	Lazard Group LLC	3.750%	2/13/25	230	221
[11,12]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lloyds Banking Group plc	4.582%	12/10/25	1,295	1,237
	Lloyds Banking Group plc	4.716%	8/11/26	1,308	1,272
	Lloyds Banking Group plc	3.750%	1/11/27	1,020	956
	Lloyds Banking Group plc	1.627%	5/11/27	585	518
	Lloyds Banking Group plc	3.750%	3/18/28	300	277
	Lloyds Banking Group plc	5.871%	3/6/29	1,100	1,092
[4]	LSEGA Financing plc	0.650%	4/6/24	880	843
[4,7]	Luminor Bank A/S	0.792%	12/3/24	156	163
	M&T Bank Corp.	4.553%	8/16/28	3,070	2,867
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.854%	5/28/30	1,460	987
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	250	236
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	460	447
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	2,370	2,263
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,320	2,188
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	855
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	925	872
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	615	596
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,430	1,311
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	600	591
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	1,411	1,333
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,600	1,580
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,100	1,027
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	920	915
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	505	464
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,185	1,928
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	800	703
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,800	1,610
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	640	627
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	199
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,340	1,330
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,300	1,279
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,110	1,030
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,630	1,431
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,300	1,146
	Mizuho Financial Group Inc.	5.667%	5/27/29	1,000	998
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,250	1,254
	Morgan Stanley	4.000%	7/23/25	1,331	1,292
	Morgan Stanley	5.000%	11/24/25	2,820	2,773
	Morgan Stanley	3.875%	1/27/26	3,025	2,919
	Morgan Stanley	4.754%	4/21/26	2,300	2,265
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.188%	4/28/26	2,500	2,346
	Morgan Stanley	4.679%	7/17/26	700	687
	Morgan Stanley	3.125%	7/27/26	395	370
	Morgan Stanley	4.350%	9/8/26	1,505	1,454
	Morgan Stanley	6.138%	10/16/26	1,466	1,482
	Morgan Stanley	0.985%	12/10/26	1,842	1,643
	Morgan Stanley	3.625%	1/20/27	2,130	2,023
	Morgan Stanley	5.050%	1/28/27	1,390	1,378
	Morgan Stanley	3.950%	4/23/27	856	811
	Morgan Stanley	1.593%	5/4/27	2,005	1,795
	Morgan Stanley	1.512%	7/20/27	2,450	2,171
[7]	Morgan Stanley	0.406%	10/29/27	314	299
	Morgan Stanley	2.475%	1/21/28	3,140	2,835
	Morgan Stanley	4.210%	4/20/28	900	865
[5]	Morgan Stanley	3.591%	7/22/28	600	554
	Morgan Stanley	6.296%	10/18/28	4,320	4,447
	Morgan Stanley	3.772%	1/24/29	1,000	934
	Morgan Stanley	5.123%	2/1/29	860	849
	Morgan Stanley	5.164%	4/20/29	5,000	4,945
	Nasdaq Inc.	5.650%	6/28/25	3,070	3,078
	Nasdaq Inc.	5.350%	6/28/28	3,000	3,008
	National Australia Bank Ltd.	4.944%	1/12/28	1,040	1,036
[4,7]	Nationwide Building Society	2.000%	7/25/29	906	944
[4,7]	NatWest Group plc	1.750%	3/2/26	400	414
	NatWest Group plc	4.800%	4/5/26	815	791
	NatWest Group plc	5.847%	3/2/27	800	791
	NatWest Group plc	1.642%	6/14/27	700	616
	NatWest Group plc	3.073%	5/22/28	380	342
	NatWest Group plc	5.516%	9/30/28	300	294
	NatWest Group plc	3.754%	11/1/29	1,180	1,107
[4,8]	NatWest Group plc	2.105%	11/28/31	200	209
[7]	NatWest Markets plc	0.125%	11/12/25	300	296
[8]	NIBC Bank NV	3.125%	11/15/23	1,300	1,626
	Nomura Holdings Inc.	1.851%	7/16/25	300	275
	Nomura Holdings Inc.	2.329%	1/22/27	950	841
	Nomura Holdings Inc.	5.386%	7/6/27	600	590
	Nomura Holdings Inc.	5.842%	1/18/28	690	689
	Northern Trust Corp.	4.000%	5/10/27	560	541
[4]	Nuveen Finance LLC	4.125%	11/1/24	488	474
	OneMain Finance Corp.	3.500%	1/15/27	75	64
	Owl Rock Capital Corp.	3.750%	7/22/25	330	305
	Owl Rock Capital Corp.	4.250%	1/15/26	60	56
	Owl Rock Capital Corp.	3.400%	7/15/26	1,286	1,140
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	595	747
[4]	Penske Truck Leasing Co Lp / PTL Finance Corp.	5.750%	5/24/26	1,270	1,259
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	2,070	2,017
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,860	1,658
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	69
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	775	959
	PNC Bank NA	2.950%	2/23/25	300	285
	PNC Financial Services Group Inc.	5.812%	6/12/26	950	945
	PNC Financial Services Group Inc.	4.758%	1/26/27	3,748	3,666
	PNC Financial Services Group Inc.	5.354%	12/2/28	3,045	3,010
	PNC Financial Services Group Inc.	5.582%	6/12/29	7,360	7,327
	PNC Financial Services Group Inc.	2.550%	1/22/30	400	338
	Principal Financial Group Inc.	3.100%	11/15/26	175	162
	Progressive Corp.	2.500%	3/15/27	1,317	1,210
[4]	Protective Life Global Funding	1.618%	4/15/26	670	600
[4]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,111
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	70	62
[8]	Rothesay Life plc	8.000%	10/30/25	645	816
	Royal Bank of Canada	4.950%	4/25/25	1,931	1,908
	Royal Bank of Canada	1.200%	4/27/26	2,220	1,980
	Royal Bank of Canada	1.150%	7/14/26	1,405	1,244

13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	1.400%	11/2/26	1,065	939
	Royal Bank of Canada	3.625%	5/4/27	670	634
	Royal Bank of Canada	4.240%	8/3/27	300	290
	Royal Bank of Canada	6.000%	11/1/27	4,200	4,309
	Royal Bank of Canada	4.900%	1/12/28	2,060	2,032
	Santander Holdings USA Inc.	3.450%	6/2/25	1,315	1,241
	Santander Holdings USA Inc.	6.499%	3/9/29	960	951
	Santander UK Group Holdings plc	1.532%	8/21/26	1,125	1,002
	Santander UK Group Holdings plc	6.833%	11/21/26	1,770	1,775
	Santander UK Group Holdings plc	1.673%	6/14/27	2,085	1,805
	Santander UK Group Holdings plc	2.469%	1/11/28	1,498	1,309
	Santander UK Group Holdings plc	6.534%	1/10/29	730	735
[4]	Security Benefit Global Funding	1.250%	5/17/24	405	385
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	263
[5,10]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.156%	6/28/25	750	498
	State Street Corp.	5.104%	5/18/26	2,000	1,986
	State Street Corp.	5.751%	11/4/26	400	402
	State Street Corp.	5.820%	11/4/28	900	924
	Stifel Financial Corp.	4.250%	7/18/24	485	474
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	400	399
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,550	1,480
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,830	1,684
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,700	1,495
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	638
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	536
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	300	280
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,300	1,305
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	395
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	200	163
[5,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.911%	10/16/24	529	352
	Synchrony Bank	5.400%	8/22/25	900	860
	Synchrony Financial	4.500%	7/23/25	1,006	951
	Synchrony Financial	3.700%	8/4/26	735	657
	Synovus Bank	5.625%	2/15/28	520	469
	Toronto-Dominion Bank	3.766%	6/6/25	508	493
	Toronto-Dominion Bank	0.750%	9/11/25	956	865
	Toronto-Dominion Bank	5.103%	1/9/26	470	468
	Toronto-Dominion Bank	1.200%	6/3/26	970	863
	Toronto-Dominion Bank	1.250%	9/10/26	3,100	2,741
	Toronto-Dominion Bank	2.800%	3/10/27	3,535	3,238
	Toronto-Dominion Bank	4.108%	6/8/27	1,600	1,531
	Toronto-Dominion Bank	4.693%	9/15/27	200	196
	Toronto-Dominion Bank	5.156%	1/10/28	1,865	1,852
	Toronto-Dominion Bank	3.625%	9/15/31	160	147
	Trinity Acquisition plc	4.400%	3/15/26	40	39
	Truist Bank	1.500%	3/10/25	830	766
	Truist Bank	3.625%	9/16/25	635	593
	Truist Bank	2.636%	9/17/29	500	461
	Truist Financial Corp.	3.700%	6/5/25	360	345
	Truist Financial Corp.	1.267%	3/2/27	470	415
	Truist Financial Corp.	6.047%	6/8/27	3,200	3,202
	Truist Financial Corp.	4.123%	6/6/28	300	283
	Truist Financial Corp.	4.873%	1/26/29	3,225	3,099
	Truist Financial Corp.	6.123%	10/28/33	773	787
	Truist Financial Corp.	5.122%	1/26/34	810	767
	UBS Group AG	3.750%	3/26/25	2,556	2,447
	UBS Group AG	4.550%	4/17/26	767	737
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	3.100%	4/27/26	300	280
	US Bancorp	2.375%	7/22/26	800	732
	US Bancorp	5.727%	10/21/26	1,980	1,987
	US Bancorp	4.548%	7/22/28	5,300	5,074
	US Bancorp	4.653%	2/1/29	2,500	2,390
	US Bancorp	5.775%	6/12/29	2,000	1,999
	Voya Financial Inc.	3.650%	6/15/26	440	414
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.000%	2/19/25	1,510	1,450
	Wells Fargo & Co.	3.550%	9/29/25	3,241	3,109
	Wells Fargo & Co.	2.164%	2/11/26	2,290	2,157
	Wells Fargo & Co.	3.000%	4/22/26	2,180	2,052
	Wells Fargo & Co.	2.188%	4/30/26	2,116	1,983
	Wells Fargo & Co.	4.100%	6/3/26	2,995	2,875
	Wells Fargo & Co.	4.540%	8/15/26	850	831
	Wells Fargo & Co.	3.000%	10/23/26	2,140	1,989
[7]	Wells Fargo & Co.	1.375%	10/26/26	1,410	1,393
	Wells Fargo & Co.	3.196%	6/17/27	1,414	1,328
	Wells Fargo & Co.	4.300%	7/22/27	800	768
	Wells Fargo & Co.	3.526%	3/24/28	2,835	2,650
	Wells Fargo & Co.	3.584%	5/22/28	3,515	3,275
	Wells Fargo & Co.	2.393%	6/2/28	2,159	1,925
	Wells Fargo & Co.	4.808%	7/25/28	2,008	1,963
	Westpac Banking Corp.	2.894%	2/4/30	2,216	2,071
	Westpac Banking Corp.	4.322%	11/23/31	925	857
[5,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.050%	4.967%	5/20/27	500	335
[5,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.104%	11/11/27	1,600	1,079
[5,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.228%	1/29/31	400	264
	Willis North America Inc.	3.600%	5/15/24	2,305	2,249
	Willis North America Inc.	4.650%	6/15/27	725	705
					612,771
Health Care (8.9%)
	AbbVie Inc.	2.600%	11/21/24	7,547	7,241
	AbbVie Inc.	3.800%	3/15/25	3,460	3,365
	AbbVie Inc.	3.600%	5/14/25	1,200	1,160
	AbbVie Inc.	3.200%	5/14/26	250	237
	AbbVie Inc.	2.950%	11/21/26	5,570	5,205
	AbbVie Inc.	4.250%	11/14/28	330	320
	Aetna Inc.	3.500%	11/15/24	330	320
[4]	Alcon Finance Corp.	2.750%	9/23/26	650	597
[7]	American Medical Systems Europe BV	0.750%	3/8/25	1,458	1,505
	AmerisourceBergen Corp.	3.450%	12/15/27	608	569
	Amgen Inc.	5.250%	3/2/25	3,820	3,801
	Amgen Inc.	3.125%	5/1/25	565	541
	Amgen Inc.	2.200%	2/21/27	1,500	1,363
	Amgen Inc.	3.200%	11/2/27	623	582
	Amgen Inc.	5.150%	3/2/28	5,465	5,458
	Astrazeneca Finance LLC	1.200%	5/28/26	2,220	2,003
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,734
	Astrazeneca Finance LLC	1.750%	5/28/28	330	286
	Baxalta Inc.	4.000%	6/23/25	1,200	1,164
	Baxter International Inc.	1.322%	11/29/24	4,825	4,527
	Baxter International Inc.	1.915%	2/1/27	6,585	5,851
	Baxter International Inc.	2.272%	12/1/28	2,130	1,827
[4]	Bayer US Finance LLC	3.375%	10/8/24	730	707
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,728
	Becton Dickinson & Co.	4.693%	2/13/28	755	745
	Boston Scientific Corp.	1.900%	6/1/25	1,360	1,275
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	201
	Bristol-Myers Squibb Co.	3.900%	2/20/28	2,145	2,083
	Centene Corp.	2.450%	7/15/28	350	300
	Cigna Group	3.250%	4/15/25	1,000	959

14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	4.125%	11/15/25	2,970	2,892
	Cigna Group	4.500%	2/25/26	100	98
	Cigna Group	1.250%	3/15/26	700	629
	Cigna Group	3.400%	3/1/27	2,000	1,884
	Cigna Group	4.375%	10/15/28	765	740
	CommonSpirit Health	2.760%	10/1/24	1,600	1,540
	CommonSpirit Health	1.547%	10/1/25	1,075	977
[4]	CSL UK Holdings Ltd.	3.850%	4/27/27	320	306
	CVS Health Corp.	2.625%	8/15/24	1,775	1,717
	CVS Health Corp.	4.100%	3/25/25	480	470
	CVS Health Corp.	3.875%	7/20/25	1,695	1,648
	CVS Health Corp.	5.000%	2/20/26	1,745	1,738
	CVS Health Corp.	2.875%	6/1/26	800	753
	CVS Health Corp.	3.000%	8/15/26	1,500	1,406
	CVS Health Corp.	3.625%	4/1/27	3,355	3,184
	CVS Health Corp.	1.300%	8/21/27	1,185	1,021
	CVS Health Corp.	4.300%	3/25/28	4,370	4,214
	CVS Health Corp.	5.000%	1/30/29	1,800	1,783
	DH Europe Finance II Sarl	2.200%	11/15/24	3,035	2,905
[7]	DH Europe Finance II Sarl	0.200%	3/18/26	565	559
	Dignity Health	3.812%	11/1/24	30	29
	Elevance Health Inc.	3.500%	8/15/24	40	39
	Elevance Health Inc.	2.375%	1/15/25	545	518
	Elevance Health Inc.	5.350%	10/15/25	400	399
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,452
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,306
	GE HealthCare Technologies Inc.	5.550%	11/15/24	655	652
	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,455	4,460
	GE HealthCare Technologies Inc.	5.650%	11/15/27	3,775	3,819
	Gilead Sciences Inc.	3.500%	2/1/25	2,667	2,586
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	3,003
	Gilead Sciences Inc.	2.950%	3/1/27	260	244
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,970	1,896
	HCA Inc.	5.375%	2/1/25	810	803
	HCA Inc.	5.250%	4/15/25	1,700	1,678
	HCA Inc.	5.250%	6/15/26	1,740	1,722
	HCA Inc.	4.500%	2/15/27	1,113	1,075
[4]	HCA Inc.	3.125%	3/15/27	1,155	1,061
[4]	Highmark Inc.	1.450%	5/10/26	1,760	1,567
	Humana Inc.	3.850%	10/1/24	460	450
	Humana Inc.	4.500%	4/1/25	835	821
	Humana Inc.	1.350%	2/3/27	250	218
	Humana Inc.	3.950%	3/15/27	1,550	1,483
	Humana Inc.	5.750%	3/1/28	385	392
	McKesson Corp.	0.900%	12/3/25	1,000	897
	McKesson Corp.	1.300%	8/15/26	1,150	1,022
	McKesson Corp.	3.950%	2/16/28	966	929
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,375
	Merck & Co. Inc.	4.050%	5/17/28	1,857	1,825
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	290	258
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	8,735	8,655
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	14,080	13,908
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	12,075	11,877
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	255
	Quest Diagnostics Inc.	3.500%	3/30/25	345	333
	Quest Diagnostics Inc.	3.450%	6/1/26	100	95
	Revvity Inc.	0.850%	9/15/24	1,915	1,802
[4]	Roche Holdings Inc.	2.314%	3/10/27	2,200	2,022
	Royalty Pharma plc	1.200%	9/2/25	1,300	1,174
	Royalty Pharma plc	1.750%	9/2/27	1,000	861
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,970	4,665
	Stryker Corp.	1.150%	6/15/25	900	830
	Stryker Corp.	3.375%	11/1/25	40	38
	Tenet Healthcare Corp.	4.875%	1/1/26	195	190
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tenet Healthcare Corp.	4.250%	6/1/29	78	70
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	14
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	5,315	5,026
[7]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	246	263
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	1,865	1,874
	UnitedHealth Group Inc.	1.250%	1/15/26	323	295
	UnitedHealth Group Inc.	5.250%	2/15/28	2,569	2,619
	UnitedHealth Group Inc.	3.850%	6/15/28	910	873
	UnitedHealth Group Inc.	4.250%	1/15/29	2,080	2,021
	Utah Acquisition Sub Inc.	3.950%	6/15/26	2,760	2,621
	Viatris Inc.	1.650%	6/22/25	2,024	1,863
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,285
	Zoetis Inc.	4.500%	11/13/25	1,200	1,180
	Zoetis Inc.	5.400%	11/14/25	935	938
	Zoetis Inc.	3.000%	9/12/27	790	736
					196,480
Industrials (5.8%)
[4]	Air Canada	3.875%	8/15/26	105	97
[4]	American Airlines Inc.	11.750%	7/15/25	43	47
[4]	American Airlines Inc.	7.250%	2/15/28	31	31
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	238
	Amphenol Corp.	4.750%	3/30/26	430	425
[4]	AP Moller - Maersk A/S	3.875%	9/28/25	800	771
[4]	Aramark Services Inc.	6.375%	5/1/25	350	350
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	158
	Boeing Co.	1.433%	2/4/24	7,850	7,642
	Boeing Co.	2.850%	10/30/24	245	236
	Boeing Co.	4.875%	5/1/25	7,340	7,235
	Boeing Co.	2.600%	10/30/25	348	324
	Boeing Co.	2.750%	2/1/26	1,040	969
	Boeing Co.	2.196%	2/4/26	12,539	11,514
	Boeing Co.	2.250%	6/15/26	250	227
	Boeing Co.	2.700%	2/1/27	1,094	1,000
	Boeing Co.	5.040%	5/1/27	237	234
	Boeing Co.	3.250%	2/1/28	910	836
[10]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	400	259
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	490
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	279	266
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	317
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	980
	Canadian Pacific Railway Co.	4.000%	6/1/28	945	904
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	75
	Carrier Global Corp.	2.242%	2/15/25	614	581
	Caterpillar Financial Services Corp.	4.800%	1/6/26	3,612	3,604
	Caterpillar Financial Services Corp.	4.350%	5/15/26	2,500	2,461
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	534
	CNH Industrial Capital LLC	1.875%	1/15/26	2,527	2,308
	CNH Industrial Capital LLC	1.450%	7/15/26	1,670	1,478
	CNH Industrial Capital LLC	4.550%	4/10/28	700	678
	CSX Corp.	3.350%	11/1/25	140	134
	CSX Corp.	3.800%	3/1/28	658	628
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	525
	Dover Corp.	3.150%	11/15/25	210	199
	Embraer Overseas Ltd.	5.696%	9/16/23	37	37
	Emerson Electric Co.	0.875%	10/15/26	425	375
	Emerson Electric Co.	1.800%	10/15/27	500	443
	FedEx Corp.	3.250%	4/1/26	330	316
	FedEx Corp.	3.400%	2/15/28	544	507
	General Dynamics Corp.	3.250%	4/1/25	740	716
	General Dynamics Corp.	3.500%	4/1/27	1,195	1,142
	General Dynamics Corp.	2.625%	11/15/27	305	279
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	285	361
[7]	Honeywell International Inc.	3.500%	5/17/27	1,065	1,142
	Honeywell International Inc.	4.950%	2/15/28	6,623	6,716
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	2,105	2,026
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,175	1,078

15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	John Deere Capital Corp.	3.400%	6/6/25	980	949
	John Deere Capital Corp.	4.050%	9/8/25	919	899
	John Deere Capital Corp.	4.800%	1/9/26	3,224	3,213
	John Deere Capital Corp.	5.050%	3/3/26	2,110	2,117
	John Deere Capital Corp.	4.750%	6/8/26	880	878
	John Deere Capital Corp.	1.300%	10/13/26	300	267
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,016
	John Deere Capital Corp.	2.800%	9/8/27	50	46
	John Deere Capital Corp.	4.150%	9/15/27	2,900	2,832
	John Deere Capital Corp.	4.750%	1/20/28	1,920	1,917
	Johnson Controls International plc	3.900%	2/14/26	80	77
	L3Harris Technologies Inc.	3.832%	4/27/25	155	150
	L3Harris Technologies Inc.	3.850%	12/15/26	780	744
	Lennox International Inc.	1.350%	8/1/25	230	210
	Lennox International Inc.	1.700%	8/1/27	200	174
	Lockheed Martin Corp.	4.950%	10/15/25	100	100
	Lockheed Martin Corp.	5.100%	11/15/27	1,120	1,140
	Lockheed Martin Corp.	4.450%	5/15/28	910	898
[10]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	690	417
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,046	6,061
[4]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	1,450	1,392
[4]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	205	192
	Norfolk Southern Corp.	3.650%	8/1/25	270	260
	Norfolk Southern Corp.	2.900%	6/15/26	520	490
	Northrop Grumman Corp.	2.930%	1/15/25	1,917	1,843
	Northrop Grumman Corp.	3.250%	1/15/28	2,338	2,187
	Otis Worldwide Corp.	2.056%	4/5/25	3,585	3,380
	PACCAR Financial Corp.	1.100%	5/11/26	345	310
[10]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,120	722
	Parker-Hannifin Corp.	3.250%	3/1/27	60	56
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,329
[10]	Qantas Airways Ltd.	4.750%	10/12/26	210	135
[10]	Qantas Airways Ltd.	3.150%	9/27/28	350	202
	Quanta Services Inc.	0.950%	10/1/24	350	329
	Raytheon Technologies Corp.	3.950%	8/16/25	3,058	2,996
	Raytheon Technologies Corp.	5.000%	2/27/26	960	959
	Raytheon Technologies Corp.	3.500%	3/15/27	1,349	1,283
	Raytheon Technologies Corp.	3.125%	5/4/27	985	922
	Raytheon Technologies Corp.	4.125%	11/16/28	125	120
[4]	Regal Rexnord Corp.	6.050%	4/15/28	465	462
	Republic Services Inc.	3.200%	3/15/25	335	322
	Republic Services Inc.	0.875%	11/15/25	500	450
	Republic Services Inc.	2.900%	7/1/26	140	132
	Republic Services Inc.	3.375%	11/15/27	500	471
	Republic Services Inc.	4.875%	4/1/29	910	909
[4]	Rolls-Royce plc	3.625%	10/14/25	120	113
[4]	Rolls-Royce plc	5.750%	10/15/27	70	68
	Ryder System Inc.	3.650%	3/18/24	1,605	1,578
	Ryder System Inc.	1.750%	9/1/26	710	632
	Ryder System Inc.	2.850%	3/1/27	1,051	960
	Ryder System Inc.	5.650%	3/1/28	540	541
	Ryder System Inc.	5.250%	6/1/28	500	494
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	2,050	1,853
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	640	556
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,253
	Southwest Airlines Co.	3.000%	11/15/26	200	184
	Southwest Airlines Co.	5.125%	6/15/27	1,750	1,737
	Southwest Airlines Co.	3.450%	11/16/27	270	249
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	597
[4]	TransDigm Inc.	6.250%	3/15/26	190	189
[4]	TransDigm Inc.	6.750%	8/15/28	215	216
	Tyco Electronics Group SA	4.500%	2/13/26	1,500	1,478
	Tyco Electronics Group SA	3.700%	2/15/26	720	695
	Tyco Electronics Group SA	3.125%	8/15/27	700	655
	Union Pacific Corp.	3.250%	8/15/25	470	452
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.750%	3/1/26	300	284
	Union Pacific Corp.	3.000%	4/15/27	615	579
[3]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	205	197
[4]	United Airlines Inc.	4.375%	4/15/26	300	285
[3,12]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1	1
	Waste Management Inc.	0.750%	11/15/25	790	713
	Waste Management Inc.	3.150%	11/15/27	500	469
	Waste Management Inc.	1.150%	3/15/28	100	85
					126,964
Materials (2.1%)
	Albemarle Corp.	4.650%	6/1/27	500	487
	ArcelorMittal SA	4.550%	3/11/26	475	464
[4]	Arconic Corp.	6.000%	5/15/25	35	35
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	130	127
	Avery Dennison Corp.	0.850%	8/15/24	650	614
	Ball Corp.	4.875%	3/15/26	75	73
	Berry Global Inc.	0.950%	2/15/24	2,365	2,291
	Berry Global Inc.	1.570%	1/15/26	4,117	3,716
[4]	Berry Global Inc.	4.875%	7/15/26	458	442
	Berry Global Inc.	1.650%	1/15/27	725	627
[4]	Berry Global Inc.	5.625%	7/15/27	265	260
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	3,800	3,780
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,270	4,242
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	132
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	45	37
	Celanese US Holdings LLC	5.900%	7/5/24	520	519
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,139
	Dow Chemical Co.	4.550%	11/30/25	790	770
	DuPont de Nemours Inc.	4.493%	11/15/25	2,090	2,047
	Eastman Chemical Co.	3.800%	3/15/25	670	652
	EIDP Inc.	1.700%	7/15/25	460	428
	EIDP Inc.	4.500%	5/15/26	1,445	1,418
[4]	Element Solutions Inc.	3.875%	9/1/28	210	183
	FMC Corp.	5.150%	5/18/26	715	704
	FMC Corp.	3.200%	10/1/26	400	371
	Freeport Indonesia PT	4.763%	4/14/27	240	232
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	778
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	255
[4]	Georgia-Pacific LLC	1.750%	9/30/25	2,375	2,180
[4]	Georgia-Pacific LLC	0.950%	5/15/26	2,590	2,291
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,604
[4]	Graphic Packaging International LLC	3.500%	3/15/28	20	18
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	75	70
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	1,102	1,073
[4]	Ingevity Corp.	3.875%	11/1/28	70	60
	LYB International Finance III LLC	1.250%	10/1/25	1,809	1,637
	Nucor Corp.	3.950%	5/23/25	300	291
	Nucor Corp.	2.000%	6/1/25	831	777
	Nucor Corp.	4.300%	5/23/27	300	292
	Nutrien Ltd.	5.900%	11/7/24	235	235
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,013
	Nutrien Ltd.	5.950%	11/7/25	605	609
	Nutrien Ltd.	4.900%	3/27/28	1,645	1,617
[4]	Olympus Water U.S. Holding Corp.	9.750%	11/15/28	130	127
	Packaging Corp. of America	3.650%	9/15/24	11	11
	PPG Industries Inc.	1.200%	3/15/26	935	838
	RPM International Inc.	3.750%	3/15/27	1,360	1,277
	Sherwin-Williams Co.	4.250%	8/8/25	960	940
	Steel Dynamics Inc.	2.800%	12/15/24	445	425
	Steel Dynamics Inc.	2.400%	6/15/25	530	496
	WRKCo Inc.	3.000%	9/15/24	937	903

16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	3.750%	3/15/25	270	260
	WRKCo Inc.	3.375%	9/15/27	100	92
					45,959
Real Estate (3.9%)
[8]	Akelius Residential Property AB	2.375%	8/15/25	800	908
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	2,104	2,016
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	319
	American Tower Corp.	0.600%	1/15/24	1,450	1,409
	American Tower Corp.	2.950%	1/15/25	1,886	1,804
	American Tower Corp.	2.400%	3/15/25	2,093	1,973
	American Tower Corp.	4.000%	6/1/25	1,060	1,024
	American Tower Corp.	1.600%	4/15/26	2,220	1,991
	American Tower Corp.	1.450%	9/15/26	1,330	1,171
	American Tower Corp.	3.375%	10/15/26	1,040	972
[7]	American Tower Corp.	0.450%	1/15/27	563	533
	American Tower Corp.	2.750%	1/15/27	1,178	1,072
[7]	American Tower Corp.	0.400%	2/15/27	256	242
	American Tower Corp.	3.550%	7/15/27	575	534
[4,7]	Aroundtown SA	3.375%	Perpetual	100	45
[7]	Aroundtown SA	0.625%	7/9/25	200	189
	AvalonBay Communities Inc.	2.950%	5/11/26	600	565
	AvalonBay Communities Inc.	2.900%	10/15/26	200	185
[7]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	885
[7]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	149
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	90
	Boston Properties LP	3.800%	2/1/24	150	147
	Boston Properties LP	3.200%	1/15/25	280	266
	Boston Properties LP	3.650%	2/1/26	510	474
	Boston Properties LP	2.750%	10/1/26	492	436
	Boston Properties LP	6.750%	12/1/27	500	505
	Brandywine Operating Partnership LP	4.100%	10/1/24	290	273
	Brandywine Operating Partnership LP	3.950%	11/15/27	198	157
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,335	2,259
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	998
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	308
	Camden Property Trust	3.500%	9/15/24	180	175
	Corporate Office Properties LP	2.250%	3/15/26	1,913	1,688
	Crown Castle Inc.	3.200%	9/1/24	2,430	2,355
	Crown Castle Inc.	1.350%	7/15/25	1,060	971
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,492
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,092
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,829
	Crown Castle Inc.	4.000%	3/1/27	210	200
	Crown Castle Inc.	2.900%	3/15/27	570	522
	Crown Castle Inc.	5.000%	1/11/28	1,390	1,369
	CubeSmart LP	4.000%	11/15/25	240	228
	CubeSmart LP	3.125%	9/1/26	95	87
[7]	Digital Dutch Finco BV	0.625%	7/15/25	420	416
[7]	Digital Euro Finco LLC	2.625%	4/15/24	200	213
	Digital Realty Trust LP	3.700%	8/15/27	575	531
	Digital Realty Trust LP	5.550%	1/15/28	1,450	1,433
	Equinix Inc.	1.450%	5/15/26	290	259
	Equinix Inc.	2.900%	11/18/26	480	440
	Equinix Inc.	1.800%	7/15/27	450	390
	Equinix Inc.	2.000%	5/15/28	400	341
	ERP Operating LP	3.375%	6/1/25	800	769
	ERP Operating LP	2.850%	11/1/26	246	228
	Essex Portfolio LP	3.625%	5/1/27	360	336
	Essex Portfolio LP	1.700%	3/1/28	300	253
	Extra Space Storage LP	5.700%	4/1/28	1,000	999
	Federal Realty Investment Trust	3.250%	7/15/27	323	293
	Healthcare Realty Holdings LP	3.875%	5/1/25	200	188
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	642
	Healthpeak OP LLC	3.400%	2/1/25	114	110
	Healthpeak OP LLC	4.000%	6/1/25	390	376
	Healthpeak OP LLC	1.350%	2/1/27	700	607
[7]	Heimstaden Bostad AB	1.125%	1/21/26	500	438
	Highwoods Realty LP	3.875%	3/1/27	762	688
	Host Hotels & Resorts LP	4.000%	6/15/25	366	352
	Kilroy Realty LP	3.450%	12/15/24	1,269	1,204
	Kilroy Realty LP	4.375%	10/1/25	190	178
	Kimco Realty OP LLC	2.700%	3/1/24	885	864
	Kimco Realty OP LLC	3.300%	2/1/25	1,770	1,693
	Kimco Realty OP LLC	2.800%	10/1/26	210	192
	Kimco Realty OP LLC	3.800%	4/1/27	316	294
[7]	Kojamo OYJ	1.500%	6/19/24	150	156
[7]	Logicor Financing Sarl	0.750%	7/15/24	200	208
[7]	Logicor Financing Sarl	2.250%	5/13/25	145	147
	Mid-America Apartments LP	4.000%	11/15/25	300	290
	Mid-America Apartments LP	1.100%	9/15/26	1,020	890
	NNN REIT Inc.	3.900%	6/15/24	805	788
	NNN REIT Inc.	4.000%	11/15/25	615	585
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	519
	Omega Healthcare Investors Inc.	4.500%	1/15/25	401	385
	Omega Healthcare Investors Inc.	5.250%	1/15/26	970	933
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	140
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	185
	Physicians Realty LP	4.300%	3/15/27	90	85
	Prologis LP	3.250%	6/30/26	430	408
	Prologis LP	2.125%	4/15/27	580	523
	Prologis LP	3.375%	12/15/27	400	373
	Prologis LP	4.875%	6/15/28	1,480	1,468
	Public Storage	1.500%	11/9/26	575	515
	Public Storage	1.850%	5/1/28	1,130	982
	Realty Income Corp.	3.875%	4/15/25	945	915
	Realty Income Corp.	4.625%	11/1/25	2,550	2,510
	Realty Income Corp.	0.750%	3/15/26	330	290
	Realty Income Corp.	4.875%	6/1/26	3,880	3,841
	Realty Income Corp.	4.125%	10/15/26	1,646	1,578
[8]	Realty Income Corp.	1.875%	1/14/27	182	195
[8]	Realty Income Corp.	1.125%	7/13/27	400	406
[7]	Realty Income Corp.	4.875%	7/6/30	119	129
	Regency Centers LP	3.750%	6/15/24	40	39
	Regency Centers LP	3.600%	2/1/27	50	47
	Sabra Health Care LP	5.125%	8/15/26	758	716
	Simon Property Group LP	2.000%	9/13/24	1,629	1,553
	Simon Property Group LP	3.375%	10/1/24	1,410	1,369
	Simon Property Group LP	3.500%	9/1/25	1,605	1,539
	Simon Property Group LP	3.250%	11/30/26	800	750
	Simon Property Group LP	1.375%	1/15/27	1,050	921
	STORE Capital Corp.	4.500%	3/15/28	180	158
	UDR Inc.	2.950%	9/1/26	400	366
	Ventas Realty LP	3.500%	4/15/24	1,295	1,266
	Ventas Realty LP	3.750%	5/1/24	595	584
	Ventas Realty LP	2.650%	1/15/25	390	367
	Ventas Realty LP	3.500%	2/1/25	180	172
	Ventas Realty LP	3.250%	10/15/26	765	701
[4]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	483	480
[4]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	276	267
[4]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	198
	Welltower OP LLC	3.625%	3/15/24	840	825
	Welltower OP LLC	4.000%	6/1/25	2,218	2,143
	Welltower OP LLC	4.250%	4/1/26	195	189
[8]	Westfield America Management Ltd.	2.125%	3/30/25	200	230
					85,958

17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (5.0%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	900	865
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,870	1,784
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	323
	Broadcom Inc.	3.625%	10/15/24	2,886	2,806
	Broadcom Inc.	3.150%	11/15/25	1,560	1,482
	Broadcom Inc.	3.459%	9/15/26	830	785
[4]	Broadcom Inc.	1.950%	2/15/28	520	450
[4]	Clarivate Science Holdings Corp.	3.875%	7/1/28	55	49
	Dell International LLC / EMC Corp.	4.000%	7/15/24	425	418
	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,010	2,017
	Dell International LLC / EMC Corp.	6.020%	6/15/26	6,020	6,106
	Dell International LLC / EMC Corp.	4.900%	10/1/26	350	348
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	319
	Dell International LLC / EMC Corp.	5.250%	2/1/28	2,670	2,665
	DXC Technology Co.	1.800%	9/15/26	1,130	982
	DXC Technology Co.	2.375%	9/15/28	360	300
[4]	Entegris Escrow Corp.	4.750%	4/15/29	120	111
	Equifax Inc.	2.600%	12/1/24	2,976	2,837
	Equifax Inc.	2.600%	12/15/25	1,600	1,489
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	509
	Fiserv Inc.	2.750%	7/1/24	5,885	5,711
	Fiserv Inc.	3.200%	7/1/26	1,905	1,788
	Fiserv Inc.	5.450%	3/2/28	1,350	1,357
	Global Payments Inc.	1.500%	11/15/24	1,190	1,119
	Global Payments Inc.	1.200%	3/1/26	2,677	2,379
	Global Payments Inc.	2.150%	1/15/27	2,855	2,538
	HP Inc.	2.200%	6/17/25	2,920	2,746
	HP Inc.	1.450%	6/17/26	3,275	2,940
	HP Inc.	3.000%	6/17/27	650	600
	HP Inc.	4.750%	1/15/28	273	266
	Intel Corp.	4.875%	2/10/26	2,160	2,154
	Intel Corp.	3.750%	3/25/27	150	144
	Intel Corp.	3.150%	5/11/27	190	178
	Intel Corp.	3.750%	8/5/27	3,610	3,453
	Intel Corp.	4.875%	2/10/28	2,179	2,171
	International Business Machines Corp.	3.300%	5/15/26	3,960	3,774
	International Business Machines Corp.	4.500%	2/6/28	1,380	1,353
	Juniper Networks Inc.	1.200%	12/10/25	690	617
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	517
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	841
	Oracle Corp.	2.950%	11/15/24	795	768
	Oracle Corp.	2.500%	4/1/25	4,228	4,013
	Oracle Corp.	2.950%	5/15/25	1,570	1,498
	Oracle Corp.	5.800%	11/10/25	1,330	1,345
	Oracle Corp.	1.650%	3/25/26	4,671	4,242
	Oracle Corp.	2.650%	7/15/26	3,202	2,965
	Oracle Corp.	2.800%	4/1/27	1,300	1,196
	Oracle Corp.	3.250%	11/15/27	500	464
	Oracle Corp.	2.300%	3/25/28	450	397
	Oracle Corp.	4.500%	5/6/28	1,910	1,859
	PayPal Holdings Inc.	3.900%	6/1/27	410	397
[4]	Qorvo Inc.	1.750%	12/15/24	440	409
	QUALCOMM Inc.	3.250%	5/20/27	1,107	1,049
	Roper Technologies Inc.	3.800%	12/15/26	366	350
	S&P Global Inc.	2.450%	3/1/27	2,082	1,922
[4]	Sabre GLBL Inc.	7.375%	9/1/25	103	91
[4]	Seagate HDD Cayman	8.250%	12/15/29	145	152
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,047
[4]	SS&C Technologies Inc.	5.500%	9/30/27	120	115
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,393
	Teledyne Technologies Inc.	2.250%	4/1/28	702	612
	Texas Instruments Inc.	2.900%	11/3/27	1,140	1,064
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	4.600%	2/15/28	200	200
	Verisk Analytics Inc.	4.000%	6/15/25	1,780	1,728
[7]	Visa Inc.	1.500%	6/15/26	955	977
	VMware Inc.	4.500%	5/15/25	4,929	4,825
	VMware Inc.	1.400%	8/15/26	2,710	2,391
	Workday Inc.	3.500%	4/1/27	1,350	1,280
					109,040
Utilities (5.1%)
	AEP Transmission Co. LLC	3.100%	12/1/26	580	544
	AES Corp.	5.450%	6/1/28	1,080	1,061
[5,10]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.653%	1/8/26	500	329
	Alabama Power Co.	3.750%	9/1/27	1,700	1,626
	Ameren Corp.	2.500%	9/15/24	1,060	1,016
	Ameren Corp.	3.650%	2/15/26	260	248
	Ameren Corp.	1.950%	3/15/27	1,075	956
	Ameren Corp.	1.750%	3/15/28	540	464
	Ameren Illinois Co.	3.250%	3/1/25	340	329
	American Electric Power Co. Inc.	2.031%	3/15/24	1,280	1,244
	American Electric Power Co. Inc.	5.699%	8/15/25	1,130	1,122
	American Electric Power Co. Inc.	1.000%	11/1/25	325	293
	American Electric Power Co. Inc.	5.750%	11/1/27	616	630
[5,10]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.751%	7/1/24	500	328
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	590	576
	Black Hills Corp.	1.037%	8/23/24	1,000	945
[8]	Cadent Finance plc	2.125%	9/22/28	200	205
[4]	Calpine Corp.	4.500%	2/15/28	46	42
	CenterPoint Energy Inc.	2.500%	9/1/24	580	557
	CenterPoint Energy Inc.	1.450%	6/1/26	1,710	1,530
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	360
	Consumers Energy Co.	4.650%	3/1/28	2,050	2,035
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	155
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,477
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,069
	Dominion Energy Inc.	2.850%	8/15/26	500	464
	DTE Energy Co.	1.050%	6/1/25	1,475	1,351
	DTE Energy Co.	2.850%	10/1/26	1,240	1,142
	DTE Energy Co.	4.875%	6/1/28	800	783
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	244	211
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,306
	Duke Energy Corp.	5.000%	12/8/25	870	865
	Duke Energy Corp.	2.650%	9/1/26	709	656
	Duke Energy Corp.	5.000%	12/8/27	700	695
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,053
[7]	Duke Energy Corp.	3.100%	6/15/28	300	308
	Duke Energy Progress LLC	3.250%	8/15/25	300	288
[8]	E.ON International Finance BV	5.625%	12/6/23	100	127
[4]	East Ohio Gas Co.	1.300%	6/15/25	285	261
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	574	554
[4]	Electricite de France SA	5.700%	5/23/28	310	310
[4]	Electricite de France SA	4.500%	9/21/28	200	191
[7]	Enel Finance International NV	0.000%	6/17/27	800	749
[7]	Energias de Portugal SA	2.875%	6/1/26	300	317
	Entergy Arkansas LLC	3.500%	4/1/26	690	662
	Entergy Corp.	0.900%	9/15/25	1,760	1,582
	Entergy Corp.	2.950%	9/1/26	3,170	2,927
	Entergy Louisiana LLC	0.950%	10/1/24	540	509
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,100
	Evergy Inc.	2.450%	9/15/24	1,500	1,440
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	600
	Eversource Energy	0.800%	8/15/25	405	365
	Eversource Energy	4.750%	5/15/26	1,400	1,374
	Eversource Energy	1.400%	8/15/26	750	666
	Eversource Energy	2.900%	3/1/27	1,635	1,509

18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	4.600%	7/1/27	800	781
	Eversource Energy	5.450%	3/1/28	1,670	1,682
	Exelon Corp.	3.950%	6/15/25	715	692
	Exelon Corp.	3.400%	4/15/26	500	476
	Exelon Corp.	2.750%	3/15/27	1,363	1,249
	Exelon Corp.	5.150%	3/15/28	2,450	2,442
	FirstEnergy Corp.	2.050%	3/1/25	165	154
	FirstEnergy Corp.	1.600%	1/15/26	370	336
	FirstEnergy Corp.	4.150%	7/15/27	115	109
	Georgia Power Co.	2.200%	9/15/24	820	784
	Georgia Power Co.	4.650%	5/16/28	3,240	3,178
	ITC Holdings Corp.	3.250%	6/30/26	300	284
[4]	ITC Holdings Corp.	4.950%	9/22/27	440	434
	ITC Holdings Corp.	3.350%	11/15/27	880	822
[4]	Metropolitan Edison Co.	5.200%	4/1/28	540	535
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	331
	National Fuel Gas Co.	5.500%	1/15/26	295	291
	National Fuel Gas Co.	5.500%	10/1/26	725	710
[7]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	500	531
[8]	National Grid Electricity Distribution plc	3.625%	11/6/23	428	539
[8]	National Grid Electricity Distribution plc	3.500%	10/16/26	132	152
	National Grid plc	5.602%	6/12/28	1,020	1,024
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	710	671
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	417	389
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	776
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	978
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	45	42
	NiSource Inc.	5.250%	3/30/28	1,330	1,331
[4]	NRG Energy Inc.	2.000%	12/2/25	628	563
	NRG Energy Inc.	6.625%	1/15/27	47	47
	NSTAR Electric Co.	3.250%	11/15/25	290	274
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,291
	NTPC Ltd.	4.375%	11/26/24	200	195
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	292	264
[4]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,743
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	488
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	449
	Pacific Gas and Electric Co.	3.150%	1/1/26	3,562	3,307
	Pacific Gas and Electric Co.	2.100%	8/1/27	586	503
	PacifiCorp	3.350%	7/1/25	600	570
	PECO Energy Co.	3.150%	10/15/25	115	110
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	290	286
	PG&E Recovery Funding LLC	5.045%	7/15/34	1,900	1,891
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	263
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,295	2,228
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,755	1,587
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,190	2,237
	Puget Energy Inc.	3.650%	5/15/25	443	424
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	279	249
	Sempra Energy	3.300%	4/1/25	1,040	998
	Southern California Edison Co.	3.700%	8/1/25	400	385
	Southern California Edison Co.	1.200%	2/1/26	200	179
	Southern California Edison Co.	5.300%	3/1/28	760	761
	Southern California Gas Co.	2.600%	6/15/26	680	634
	Southern California Gas Co.	2.950%	4/15/27	575	537
	Southern Co.	4.475%	8/1/24	1,120	1,100
	Southern Co.	5.150%	10/6/25	530	528
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	5.113%	8/1/27	1,500	1,485
	Southern Co.	1.750%	3/15/28	30	26
	Southern Co.	4.850%	6/15/28	1,810	1,777
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	100	94
	Southern Power Co.	0.900%	1/15/26	300	269
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,113
	Union Electric Co.	2.950%	6/15/27	535	499
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	270	177
[5,10]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.416%	8/23/24	300	199
	Virginia Electric and Power Co.	3.100%	5/15/25	300	286
	Virginia Electric and Power Co.	3.150%	1/15/26	680	648
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,509
	Virginia Electric and Power Co.	3.500%	3/15/27	800	758
	Virginia Electric and Power Co.	3.750%	5/15/27	550	527
	Virginia Electric and Power Co.	3.800%	4/1/28	540	512
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	303	295
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	680	655
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	110	105
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	40	38
	WEC Energy Group Inc.	5.000%	9/27/25	920	912
	WEC Energy Group Inc.	4.750%	1/9/26	4,890	4,819
	WEC Energy Group Inc.	5.150%	10/1/27	820	820
	WEC Energy Group Inc.	4.750%	1/15/28	2,770	2,709
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,003
	Xcel Energy Inc.	3.350%	12/1/26	735	690
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,040
	Xcel Energy Inc.	4.000%	6/15/28	1,070	1,021
					113,306
Total Corporate Bonds (Cost $1,868,426)					1,781,028
Floating Rate Loan Interests (0.3%)
[5]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	35	36
[5]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	10	10
[5]	Berry Global Inc. Term Loan Z, 1M USD LIBOR + 1.750%	6.972%	7/1/26	29	29
[5]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.492%	7/6/29	45	45
[5]	Clarios Global LP Term Loan, TSFR1M + 3.750%	8.852%	5/6/30	91	90
[5]	DaVita Inc. Term Loan B, TSFR1M + 1.750%	6.967%	8/12/26	90	88
[5]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.217%	8/2/27	83	81
[5]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	6.939%	6/22/26	200	200
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.010%	3/1/29	40	38
[5]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.352%	10/23/28	99	98
[5]	Oracle Corp. Term Loan A-1, TSFR1M + 1.600%	6.777%	8/16/27	5,000	4,862
[5]	SBA Senior Finance II LLC Term Loan B, 1M USD LIBOR + 1.750%	6.950%	4/11/25	358	358
[5]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	7.538%	11/5/28	1,045	1,044
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.798%	10/20/27	99	103
[5]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	35	35
[5]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.452%	3/22/29	25	25
[5]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.452%	3/22/29	38	38

19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.452%	5/24/30	88	88
Total Floating Rate Loan Interests (Cost $7,362)					7,268
Sovereign Bonds (1.0%)
[4]	Airport Authority Hong Kong	4.875%	1/12/26	1,055	1,047
[4]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	440
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	211
	Corp. Andina de Fomento	1.250%	10/26/24	1,981	1,863
	Corp. Andina de Fomento	4.750%	4/1/26	704	692
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	44
	Dominican Republic	6.000%	7/19/28	529	515
	Dominican Republic	5.500%	2/22/29	475	445
	Federative Republic of Brazil	8.750%	2/4/25	629	664
	Fondo MIVIVIENDA SA	4.625%	4/12/27	239	231
[7]	Kingdom of Morocco	1.375%	3/30/26	796	791
[4]	Kingdom of Saudi Arabia	4.750%	1/18/28	2,072	2,054
	Korea National Oil Corp.	0.875%	10/5/25	600	540
[4]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	594
[7,13]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	544
[7]	Republic of Chile	0.100%	1/26/27	570	541
	Republic of Hungary	5.375%	3/25/24	204	203
[7]	Republic of Hungary	1.125%	4/28/26	1,000	995
[7]	Republic of Korea	0.000%	10/15/26	257	248
	Republic of Panama	3.750%	3/16/25	1,362	1,318
	Republic of Peru	2.844%	6/20/30	805	705
	Republic of Peru	2.783%	1/23/31	938	804
[7]	Republic of Serbia	3.125%	5/15/27	1,229	1,200
	Republic of Uzbekistan	4.750%	2/20/24	260	257
[7]	Romania	2.750%	2/26/26	311	322
[7]	Romania	2.000%	12/8/26	511	508
[4]	Romania	5.250%	11/25/27	733	716
	Romania	5.250%	11/25/27	302	295
[7]	Romania	2.500%	2/8/30	196	175
[7]	Romania	1.750%	7/13/30	120	100
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	741
	United Mexican States	5.400%	2/9/28	1,920	1,952
	United Mexican States	2.659%	5/24/31	600	499
Total Sovereign Bonds (Cost $23,719)					22,254
Taxable Municipal Bonds (0.1%)
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	721
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	457
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	155	151
Total Taxable Municipal Bonds (Cost $1,387)					1,329
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.3%)
[15]	Vanguard Market Liquidity Fund	5.150%		63,792	6,378
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commercial Paper (0.2%)
[16]	AT&T Inc.	5.960%	2/21/24	5,280	5,074
Total Temporary Cash Investments (Cost $11,467)					11,452
Total Investments (99.2%) (Cost $2,278,570)					2,181,415
Other Assets and Liabilities—Net (0.8%)					17,415
Net Assets (100%)					2,198,830
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,159,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $5,266,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $128,996,000, representing 5.9% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Security value determined using significant unobservable inputs.
13	Guaranteed by the Republic of Hungary.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At June 30, 2023, the aggregate value of these securities was $5,074,000, representing 0.2% of net assets.
1M—1-month.
3M—3-month.
6M—6-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

20

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	184	37,415	(245)
5-Year U.S. Treasury Note	September 2023	400	42,838	(15)
10-Year U.S. Treasury Note	September 2023	75	8,420	(181)
				(441)

Short Futures Contracts
10-Year Japanese Government Bond	September 2023	(14)	(14,413)	(44)
AUD 3-Year Treasury Bond	September 2023	(31)	(2,181)	12
Euro-Bobl	September 2023	(134)	(16,919)	241
Euro-Schatz	September 2023	(32)	(3,661)	31
Long Gilt	September 2023	(14)	(1,694)	13
Long U.S. Treasury Bond	September 2023	(2)	(254)	(1)
Ultra 10-Year U.S. Treasury Note	September 2023	(18)	(2,132)	24
				276
				(165)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	7/21/23	EUR	161	USD	176	—	—
JPMorgan Chase Bank, N.A.	7/21/23	EUR	101	USD	111	—	—
JPMorgan Chase Bank, N.A.	9/20/23	GBP	1,028	USD	1,307	—	(1)
BNP Paribas	9/20/23	USD	8,089	AUD	11,740	251	—
State Street Bank & Trust Co.	7/21/23	USD	16,302	EUR	14,853	77	—
State Street Bank & Trust Co.	7/6/23	USD	14,366	EUR	13,152	11	—
UBS AG	7/6/23	USD	429	EUR	393	1	—
BNP Paribas	7/21/23	USD	420	EUR	383	2	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	10,448	GBP	8,140	108	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	109	JPY	15,160	2	—
Bank of Montreal	9/20/23	USD	65	JPY	9,237	1	—
						453	(1)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
21

Short-Term Investment-Grade Portfolio
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S40-V1	6/21/28	USD	205,036	1.000	3,100	1,219

Credit Protection Purchased
iTraxx Europe-S39-V1	6/21/28	EUR	2,000	(1.000)	(26)	(6)
					3,074	1,213
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	(3)	—	—	(3)
American Express Co./A2	12/23/25	GSI	100	1.000	2	2	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
AT&T Inc./Baa2	12/21/23	BARC	5,240	1.000	15	15	—	—
AT&T Inc./Baa2	12/21/23	BARC	1,320	1.000	4	4	—	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	4	3	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	(2)	1	—	(3)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
22

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
People’s Republic of China/A1	6/21/24	GSI	295	1.000	2	1	1	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Republic of Chile/A2	6/21/28	BNPSW	280	1.000	4	(1)	5	—
Republic of Chile/A2	6/21/28	MSCS	425	1.000	6	(4)	10	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	2	1	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
					57	42	21	(6)

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	310	(1.000)	(2)	8	—	(10)
					55	50	21	(16)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,272,191)	2,175,037
Affiliated Issuers (Cost $6,379)	6,378
Total Investments in Securities	2,181,415
Investment in Vanguard	78
Foreign Currency, at Value (Cost $491)	489
Receivables for Investment Securities Sold	5,248
Receivables for Accrued Income	19,344
Receivables for Capital Shares Issued	409
Swap Premiums Paid	55
Variation Margin Receivable—Centrally Cleared Swap Contracts	429
Unrealized Appreciation—Forward Currency Contracts	453
Unrealized Appreciation—Over-the-Counter Swap Contracts	21
Total Assets	2,207,941
Liabilities
Due to Custodian	216
Payables for Investment Securities Purchased	5,774
Payables for Capital Shares Redeemed	2,945
Payables to Vanguard	128
Swap Premiums Received	5
Variation Margin Payable—Futures Contracts	26
Unrealized Depreciation—Forward Currency Contracts	1
Unrealized Depreciation—Over-the-Counter Swap Contracts	16
Total Liabilities	9,111
Net Assets	2,198,830
At June 30, 2023, net assets consisted of:

Paid-in Capital	2,339,245
Total Distributable Earnings (Loss)	(140,415)
Net Assets	2,198,830

Net Assets
Applicable to 222,387,341 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,198,830
Net Asset Value Per Share	$9.89

See accompanying Notes, which are an integral part of the Financial Statements.
24

Short-Term Investment-Grade Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	35,374
Total Income	35,374
Expenses
The Vanguard Group—Note B
Investment Advisory Services	115
Management and Administrative	1,261
Marketing and Distribution	84
Custodian Fees	41
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	1,523
Expenses Paid Indirectly	(5)
Net Expenses	1,518
Net Investment Income	33,856
Realized Net Gain (Loss)
Investment Securities Sold[1]	(29,151)
Futures Contracts	833
Options Purchased	(358)
Swap Contracts	450
Forward Currency Contracts	(1,065)
Foreign Currencies	(150)
Realized Net Gain (Loss)	(29,441)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	33,176
Futures Contracts	(842)
Options Purchased	338
Swap Contracts	1,136
Forward Currency Contracts	746
Foreign Currencies	(2)
Change in Unrealized Appreciation (Depreciation)	34,552
Net Increase (Decrease) in Net Assets Resulting from Operations	38,967
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $343,000, ($4,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,856	44,011
Realized Net Gain (Loss)	(29,441)	(48,466)
Change in Unrealized Appreciation (Depreciation)	34,552	(127,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,967	(132,021)
Distributions
Total Distributions	(45,828)	(52,370)
Capital Share Transactions
Issued	229,201	556,971
Issued in Lieu of Cash Distributions	45,828	52,370
Redeemed	(224,462)	(557,470)
Net Increase (Decrease) from Capital Share Transactions	50,567	51,871
Total Increase (Decrease)	43,706	(132,520)
Net Assets
Beginning of Period	2,155,124	2,287,644
End of Period	2,198,830	2,155,124

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.92	$10.78	$11.12	$10.84	$10.54	$10.63
Investment Operations
Net Investment Income[1]	.154	.202	.166	.238	.302	.284
Net Realized and Unrealized Gain (Loss) on Investments	.027	(.815)	(.216)	.336	.287	(.187)
Total from Investment Operations	.181	(.613)	(.050)	.574	.589	.097
Distributions
Dividends from Net Investment Income	(.211)	(.167)	(.233)	(.294)	(.289)	(.187)
Distributions from Realized Capital Gains	—	(.080)	(.057)	—	—	—
Total Distributions	(.211)	(.247)	(.290)	(.294)	(.289)	(.187)
Net Asset Value, End of Period	$9.89	$9.92	$10.78	$11.12	$10.84	$10.54
Total Return	1.83%	-5.72%	-0.45%	5.49%	5.69%	0.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,199	$2,155	$2,288	$2,234	$1,907	$1,683
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.14%[2]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.12%	2.00%	1.52%	2.18%	2.83%	2.72%
Portfolio Turnover Rate	68%[3]	86%[3]	78%[3]	89%[3]	67%[3]	78%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 10%, 5%, 7%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate.
27

Short-Term Investment-Grade Portfolio
Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
During the six months ended June 30, 2023, the portfolio’s average value of investments in swaptions purchased and swaptions written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.
The portfolio had no open swaption contracts at June 30, 2023.
7. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary
28

Short-Term Investment-Grade Portfolio
risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2023, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer
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Short-Term Investment-Grade Portfolio
with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2023, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 5% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,
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Short-Term Investment-Grade Portfolio
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $78,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the portfolio’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
31

Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	291,983	—	291,983
Asset-Backed/Commercial Mortgage-Backed Securities	—	66,101	—	66,101
Corporate Bonds	—	1,781,027	1	1,781,028
Floating Rate Loan Interests	—	7,268	—	7,268
Sovereign Bonds	—	22,254	—	22,254
Taxable Municipal Bonds	—	1,329	—	1,329
Temporary Cash Investments	6,378	5,074	—	11,452
Total	6,378	2,175,036	1	2,181,415
Derivative Financial Instruments
Assets
Futures Contracts[1]	321	—	—	321
Forward Currency Contracts	—	453	—	453
Swap Contracts	1,219[1]	21	—	1,240
Total	1,540	474	—	2,014
Liabilities
Futures Contracts[1]	486	—	—	486
Forward Currency Contracts	—	1	—	1
Swap Contracts	6[1]	16	—	22
Total	492	17	—	509
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At June 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	55	55
Unrealized Appreciation—Futures Contracts[1]	321	—	—	321
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1,219	1,219
Unrealized Appreciation—Forward Currency Contracts	—	453	—	453
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	21	21
Total Assets	321	453	1,295	2,069

Swap Premiums Received	—	—	5	5
Unrealized Depreciation—Futures Contracts[1]	486	—	—	486
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	6	6
Unrealized Depreciation—Forward Currency Contracts	—	1	—	1
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	16	16
Total Liabilities	486	1	27	514
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
32

Short-Term Investment-Grade Portfolio
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	833	—	—	833
Options Purchased	(337)	—	(21)	(358)
Swap Contracts	—	—	450	450
Forward Currency Contracts	—	(1,065)	—	(1,065)
Realized Net Gain (Loss) on Derivatives	496	(1,065)	429	(140)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(842)	—	—	(842)
Options Purchased	338	—	—	338
Swap Contracts	—	—	1,136	1,136
Forward Currency Contracts	—	746	—	746
Change in Unrealized Appreciation (Depreciation) on Derivatives	(504)	746	1,136	1,378
F.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,274,029
Gross Unrealized Appreciation	8,345
Gross Unrealized Depreciation	(99,404)
Net Unrealized Appreciation (Depreciation)	(91,059)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the portfolio had available capital losses totaling $50,898,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2023, the portfolio purchased $565,885,000 of investment securities and sold $510,750,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $910,967,000 and $980,879,000, respectively.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	22,999	55,015
Issued in Lieu of Cash Distributions	4,648	5,190
Redeemed	(22,489)	(55,107)
Net Increase (Decrease) in Shares Outstanding	5,158	5,098
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
33

Short-Term Investment-Grade Portfolio
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 35% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
34

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
35

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Short-Term Investment-Grade Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
36

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692ST 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Small Company Growth Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,151.60	$1.55
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Small Company Growth Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	5.8%
Consumer Discretionary	13.0
Consumer Staples	2.1
Energy	2.3
Financials	7.0
Health Care	25.0
Industrials	22.4
Information Technology	17.8
Materials	2.9
Real Estate	1.0
Utilities	0.7
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Small Company Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.8%)
Communication Services (5.5%)
*	Ziff Davis Inc.	320,806	22,476
*	Cargurus Inc.	852,267	19,287
*	ZipRecruiter Inc. Class A	771,120	13,695
	Iridium Communications Inc.	148,083	9,199
*	IAC Inc.	81,869	5,141
*	Yelp Inc. Class A	80,912	2,946
*	Playtika Holding Corp.	210,749	2,445
*	Vimeo Inc.	301,251	1,241
*	TripAdvisor Inc.	71,574	1,180
*	Clear Channel Outdoor Holdings Inc.	849,472	1,164
*	ZoomInfo Technologies Inc. Class A	34,876	886
*	Cinemark Holdings Inc.	47,328	781
*	Integral Ad Science Holding Corp.	26,928	484
*	DHI Group Inc.	116,046	444
*	Consolidated Communications Holdings Inc.	114,883	440
	Madison Square Garden Sports Corp.	1,789	336
*	Bandwidth Inc. Class A	12,485	171
	Shutterstock Inc.	3,278	160
			82,476
Consumer Discretionary (12.4%)
	Churchill Downs Inc.	116,472	16,209
*	Skechers USA Inc.	237,862	12,526
*	Sally Beauty Holdings Inc.	756,713	9,345
*	Frontdoor Inc.	259,766	8,287
*,1	Sportradar Holding AG Class A	572,677	7,388
*	Grand Canyon Education Inc.	65,934	6,805
*	Under Armour Inc. Class C	968,292	6,497
*,1	Canada Goose Holdings Inc.	350,702	6,242
	Pool Corp.	15,230	5,706
	Texas Roadhouse Inc. Class A	49,166	5,520
	Murphy USA Inc.	16,195	5,038
*	National Vision Holdings Inc.	200,432	4,868
*	Fox Factory Holding Corp.	43,569	4,728
	Toll Brothers Inc.	56,600	4,475
	Boyd Gaming Corp.	59,274	4,112
*,1	Farfetch Ltd. Class A	654,053	3,950
*	Floor & Decor Holdings Inc. Class A	31,700	3,296
	Travel & Leisure Co.	77,981	3,146
*	Master Craft Boat Holdings Inc.	102,428	3,139
	Williams-Sonoma Inc.	24,775	3,100
	Hanesbrands Inc.	635,605	2,886
*	Tri Pointe Homes Inc.	79,259	2,604
*	Modine Manufacturing Co.	75,621	2,497
		Shares	Market Value• ($000)
	Wingstop Inc.	12,400	2,482
	Red Rock Resorts Inc. Class A	52,531	2,457
*	Skyline Champion Corp.	35,444	2,320
*	SeaWorld Entertainment Inc.	41,072	2,300
*	Malibu Boats Inc. Class A	38,810	2,277
	Buckle Inc.	65,140	2,254
	Tapestry Inc.	49,297	2,110
*	Perdoceo Education Corp.	158,802	1,948
*	Five Below Inc.	9,798	1,926
*	Cavco Industries Inc.	5,902	1,741
*	Brinker International Inc.	40,511	1,483
	Dine Brands Global Inc.	25,557	1,483
*	Inspired Entertainment Inc.	94,735	1,394
*	Shake Shack Inc. Class A	17,313	1,346
*	Deckers Outdoor Corp.	2,528	1,334
*	CarParts.com Inc.	299,553	1,273
	Patrick Industries Inc.	15,052	1,204
*	Visteon Corp.	8,295	1,191
	Build-A-Bear Workshop Inc.	54,008	1,157
	Academy Sports & Outdoors Inc.	21,353	1,154
	Signet Jewelers Ltd.	17,223	1,124
*	Hilton Grand Vacations Inc.	22,935	1,042
*	Taylor Morrison Home Corp. Class A	18,673	911
	International Game Technology plc	26,796	855
	Monarch Casino & Resort Inc.	11,778	830
*,1	Carvana Co. Class A	29,691	770
*	Six Flags Entertainment Corp.	29,416	764
*	Everi Holdings Inc.	52,353	757
*	Wynn Resorts Ltd.	6,226	658
*	Stitch Fix Inc. Class A	163,362	629
*	Valvoline Inc.	15,701	589
*	Red Robin Gourmet Burgers Inc.	42,449	587
*	Norwegian Cruise Line Holdings Ltd.	26,061	567
*	Dave & Buster's Entertainment Inc.	12,519	558
*	RH	1,615	532
	Standard Motor Products Inc.	13,776	517
	Wendy's Co.	22,920	498
	Installed Building Products Inc.	3,485	488
*	Bally's Corp.	30,439	474
	PulteGroup Inc.	6,047	470
*	Abercrombie & Fitch Co. Class A	12,043	454
*	Hovnanian Enterprises Inc. Class A	4,183	415
*	Wayfair Inc. Class A	6,383	415
*	2U Inc.	100,616	405
*	Accel Entertainment Inc. Class A	38,333	405
		Shares	Market Value• ($000)
*	Chegg Inc.	44,098	392
*	Boot Barn Holdings Inc.	4,590	389
*	Jack in the Box Inc.	2,577	251
*	Destination XL Group Inc.	50,296	246
*	Duolingo Inc.	1,620	232
*	Golden Entertainment Inc.	4,166	174
*	PlayAGS Inc.	29,299	166
*	Upbound Group Inc.	5,099	159
*	Bloomin' Brands Inc.	5,753	155
*	Stride Inc.	3,555	132
	Dillard's Inc. Class A	395	129
*	Duluth Holdings Inc. Class B	20,048	126
*	Stoneridge Inc.	6,110	115
			185,578
Consumer Staples (2.1%)
	Coca-Cola Consolidated Inc.	7,808	4,966
*	BJ's Wholesale Club Holdings Inc.	77,755	4,899
*	elf Beauty Inc.	40,153	4,587
	Lamb Weston Holdings Inc.	34,574	3,974
	Cal-Maine Foods Inc.	62,651	2,819
	Energizer Holdings Inc.	64,800	2,176
*	Performance Food Group Co.	30,270	1,824
	Vector Group Ltd.	127,170	1,629
	PriceSmart Inc.	16,072	1,190
	John B Sanfilippo & Son Inc.	5,627	660
	Turning Point Brands Inc.	25,502	612
	Inter Parfums Inc.	4,200	568
*	Vita Coco Co. Inc.	14,855	399
*	Oil-Dri Corp. of America	4,126	244
*	USANA Health Sciences Inc.	3,770	238
			30,785
Energy (2.2%)
	Viper Energy Partners LP	186,676	5,008
*	Par Pacific Holdings Inc.	170,149	4,528
*	Weatherford International plc	53,722	3,568
	Liberty Energy Inc. Class A	256,874	3,434
	Diamondback Energy Inc.	21,745	2,856
*	Nabors Industries Ltd. (XNYS)	16,782	1,561
*	Oceaneering International Inc.	76,515	1,431
	Delek US Holdings Inc.	56,687	1,358
	Range Resources Corp.	42,909	1,262
*	US Silica Holdings Inc.	94,857	1,151
*	Denbury Inc.	12,778	1,102
*	Dorian LPG Ltd.	34,082	874
[1]	Riley Exploration Permian Inc.	18,541	662
	CONSOL Energy Inc.	8,704	590
	Matador Resources Co.	10,912	571
*	RPC Inc.	79,714	570
	Murphy Oil Corp.	14,644	561
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	SM Energy Co.	16,814	532
	PBF Energy Inc. Class A	11,210	459
	Patterson-UTI Energy Inc.	29,566	354
*	Evolution Petroleum Corp.	33,825	273
			32,705
Financials (6.7%)
	LPL Financial Holdings Inc.	88,190	19,175
*	Euronet Worldwide Inc.	156,068	18,318
	WisdomTree Inc.	1,452,448	9,964
	FactSet Research Systems Inc.	10,462	4,192
*	AvidXchange Holdings Inc.	387,197	4,019
	Virtus Investment Partners Inc.	18,715	3,696
	Everest Re Group Ltd.	10,614	3,628
*	NMI Holdings Inc. Class A	107,533	2,776
	RLI Corp.	19,697	2,688
	Brightsphere Investment Group Inc.	127,900	2,679
	MarketAxess Holdings Inc.	9,838	2,572
*	Equitable Holdings Inc.	86,850	2,359
	Victory Capital Holdings Inc. Class A	68,150	2,149
	Bank of NT Butterfield & Son Ltd.	71,100	1,945
	Lincoln National Corp.	68,175	1,756
*	Shift4 Payments Inc. Class A	25,780	1,751
	Federated Hermes Inc.	47,131	1,690
*	Skyward Specialty Insurance Group Inc.	63,839	1,621
*	Green Dot Corp. Class A	67,718	1,269
*	StoneCo. Ltd. Class A	96,931	1,235
*	PROG Holdings Inc.	32,977	1,059
*	Flywire Corp.	33,886	1,052
*	Palomar Holdings Inc.	15,919	924
	RenaissanceRe Holdings Ltd.	4,814	898
	Synovus Financial Corp.	26,197	792
*	International Money Express Inc.	25,592	628
*	SiriusPoint Ltd.	61,562	556
	Westamerica BanCorp.	14,031	537
	Brown & Brown Inc.	7,318	504
*	StoneX Group Inc.	5,995	498
*	LendingClub Corp.	47,346	462
*	Payoneer Global Inc.	80,380	387
*	Assetmark Financial Holdings Inc.	13,018	386
	Universal Insurance Holdings Inc.	21,072	325
	Perella Weinberg Partners Class A	34,070	284
	Pathward Financial Inc.	4,833	224
*	Cantaloupe Inc.	27,606	220
*	Open Lending Corp. Class A	18,805	198
*	WEX Inc.	879	160
	Esquire Financial Holdings Inc.	3,213	147
	Hanmi Financial Corp.	9,153	137
			99,860
Health Care (23.9%)
	STERIS plc	106,124	23,876
*	QuidelOrtho Corp.	268,838	22,276
*	Merit Medical Systems Inc.	211,143	17,660
*	Henry Schein Inc.	160,350	13,004
	Cooper Cos. Inc.	33,082	12,685
	Bio-Techne Corp.	138,683	11,321
*	Sotera Health Co.	558,134	10,515
		Shares	Market Value• ($000)
*	HealthEquity Inc.	149,611	9,446
	Teleflex Inc.	36,878	8,926
*	Inspire Medical Systems Inc.	22,025	7,150
*	Certara Inc.	362,763	6,606
*	Legend Biotech Corp. ADR	92,519	6,387
*	Nevro Corp.	242,192	6,157
	Bruker Corp.	81,185	6,001
*	Doximity Inc. Class A	166,857	5,676
*	Syneos Health Inc.	132,027	5,564
*	Ionis Pharmaceuticals Inc.	134,913	5,535
*	Veracyte Inc.	210,967	5,373
*	Halozyme Therapeutics Inc.	146,621	5,289
*	Medpace Holdings Inc.	21,555	5,177
*	Agios Pharmaceuticals Inc.	182,642	5,172
*	Omnicell Inc.	67,998	5,009
*	Shockwave Medical Inc.	17,084	4,876
*	SpringWorks Therapeutics Inc.	179,375	4,703
*	Arvinas Inc.	169,147	4,198
*	IQVIA Holdings Inc.	18,203	4,092
*	CorVel Corp.	21,129	4,088
	Chemed Corp.	7,471	4,047
*	Alkermes plc	129,049	4,039
*	Neurocrine Biosciences Inc.	42,733	4,030
*	Align Technology Inc.	11,284	3,990
*	Penumbra Inc.	10,635	3,659
*	Exelixis Inc.	189,703	3,625
*	Axogen Inc.	393,714	3,595
*	ACADIA Pharmaceuticals Inc.	148,040	3,546
*	Lantheus Holdings Inc.	38,404	3,223
*	Relay Therapeutics Inc.	243,933	3,064
*	Sarepta Therapeutics Inc.	26,646	3,052
	HealthStream Inc.	113,171	2,779
*	Veeva Systems Inc. Class A	13,567	2,683
*	Tenet Healthcare Corp.	32,419	2,638
*	Apellis Pharmaceuticals Inc.	28,787	2,623
*	Exact Sciences Corp.	25,763	2,419
*	Teladoc Health Inc.	85,439	2,163
*	Ultragenyx Pharmaceutical Inc.	46,426	2,142
*	Avantor Inc.	102,242	2,100
*	Axonics Inc.	41,469	2,093
*	UFP Technologies Inc.	10,581	2,051
	iRadimed Corp.	41,868	1,999
	Stevanato Group SpA	58,117	1,882
*	Arrowhead Pharmaceuticals Inc.	52,380	1,868
*	Charles River Laboratories International Inc.	8,839	1,858
*	Intercept Pharmaceuticals Inc.	166,501	1,842
*	Fate Therapeutics Inc.	375,899	1,789
*	ANI Pharmaceuticals Inc.	33,191	1,787
*	Coherus Biosciences Inc.	411,636	1,758
*	Inmode Ltd.	45,927	1,715
*	Haemonetics Corp.	19,473	1,658
*	Phreesia Inc.	52,108	1,616
*	ImmunoGen Inc.	80,969	1,528
*	Tactile Systems Technology Inc.	59,729	1,489
*	Amphastar Pharmaceuticals Inc.	24,827	1,427
*	Jazz Pharmaceuticals plc	10,914	1,353
*	ADMA Biologics Inc.	323,485	1,194
*	Supernus Pharmaceuticals Inc.	39,687	1,193
		Shares	Market Value• ($000)
*	Madrigal Pharmaceuticals Inc.	4,841	1,118
*	Natera Inc.	22,914	1,115
*	Karyopharm Therapeutics Inc.	612,635	1,097
*	Option Care Health Inc.	33,755	1,097
*	PTC Therapeutics Inc.	26,814	1,091
*	Enanta Pharmaceuticals Inc.	50,435	1,079
*	SI-BONE Inc.	38,825	1,048
*	Bridgebio Pharma Inc.	57,834	995
*	STAAR Surgical Co.	18,394	967
*	Health Catalyst Inc.	77,319	966
*	Protagonist Therapeutics Inc.	34,721	959
	Agenus Inc.	579,368	927
*	Sangamo Therapeutics Inc.	703,310	914
*	iRhythm Technologies Inc.	8,199	855
*	AtriCure Inc.	17,158	847
*	Joint Corp.	59,248	800
*	PetIQ Inc. Class A	52,171	791
*	Viridian Therapeutics Inc.	32,590	775
*	Dyne Therapeutics Inc.	65,723	739
*	Y-mAbs Therapeutics Inc.	103,404	702
*	Immunovant Inc.	36,876	700
*	Puma Biotechnology Inc.	197,181	696
*	Deciphera Pharmaceuticals Inc.	48,741	686
*	Innovage Holding Corp.	85,882	644
*	Addus HomeCare Corp.	6,892	639
*	Alector Inc.	104,052	625
*	Arcturus Therapeutics Holdings Inc.	21,519	617
*	Akero Therapeutics Inc.	12,966	605
*	MacroGenics Inc.	111,566	597
*	Aldeyra Therapeutics Inc.	69,869	586
*	Vaxcyte Inc.	11,319	565
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	538
*	NGM Biopharmaceuticals Inc.	198,498	514
*,1	Novavax Inc.	68,021	505
*	LivaNova plc	9,542	491
*	CytomX Therapeutics Inc.	281,383	484
*,1	Astria Therapeutics Inc.	56,195	468
*	Surmodics Inc.	13,367	419
*	Rigel Pharmaceuticals Inc.	305,726	394
*,1	Esperion Therapeutics Inc.	282,905	393
*	Affimed NV	653,577	391
*	Kiniksa Pharmaceuticals Ltd. Class A	27,696	390
*,1	Selecta Biosciences Inc.	341,573	383
*	Ventyx Biosciences Inc.	11,165	366
*	Voyager Therapeutics Inc.	31,880	365
*	Keros Therapeutics Inc.	8,442	339
*	Silk Road Medical Inc.	9,758	317
*	TG Therapeutics Inc.	12,165	302
*	Karuna Therapeutics Inc.	1,375	298
*	Atara Biotherapeutics Inc.	184,637	297
*	Inogen Inc.	25,202	291
*	Heron Therapeutics Inc.	246,845	286
*	Pliant Therapeutics Inc.	15,465	280
*	Cue Biopharma Inc.	73,927	270
*	Pediatrix Medical Group Inc.	18,507	263
*	Mineralys Therapeutics Inc.	15,271	260
*	Precision BioSciences Inc.	462,172	243
*	Mei Pharma Inc.	36,960	243
*	Akebia Therapeutics Inc.	261,889	240
*	Pulmonx Corp.	17,333	227
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Ensign Group Inc.	2,300	220
*	Viemed Healthcare Inc.	21,005	205
*	HilleVax Inc.	11,912	205
*	89bio Inc.	9,742	185
*	ViewRay Inc.	509,089	179
*	Pennant Group Inc.	14,403	177
*	Glaukos Corp.	2,256	161
*	TransMedics Group Inc.	1,771	149
*	Prothena Corp. plc	2,060	141
*	Cogent Biosciences Inc.	11,933	141
*	Arbutus Biopharma Corp.	60,687	140
*	Axsome Therapeutics Inc.	1,831	132
*	Hims & Hers Health Inc.	13,906	131
*	FibroGen Inc.	34,557	93
*,1	Aquestive Therapeutics Inc.	55,778	92
*	Fortress Biotech Inc.	151,271	83
*	Assembly Biosciences Inc.	63,315	73
*,1	Eiger BioPharmaceuticals Inc.	100,909	71
*	Aadi Bioscience Inc.	10,349	71
*	Harpoon Therapeutics Inc.	98,260	70
*	Gritstone bio Inc.	33,605	66
*	Homology Medicines Inc.	66,289	59
*	Molecular Templates Inc.	112,801	54
*	Retractable Technologies Inc.	32,281	37
*,1	Pieris Pharmaceuticals Inc.	140,951	23
*,1	Avalo Therapeutics Inc.	19,776	7
			357,343
Industrials (21.5%)
	RB Global Inc.	409,826	24,590
*	Alight Inc. Class A	2,392,993	22,111
	Sensata Technologies Holding plc	483,493	21,752
*	ACV Auctions Inc. Class A	1,080,539	18,661
	Matson Inc.	196,578	15,280
*	Kirby Corp.	170,184	13,096
	Applied Industrial Technologies Inc.	81,278	11,772
*	Generac Holdings Inc.	78,856	11,760
	Forward Air Corp.	88,811	9,424
*	Cimpress plc	153,662	9,140
	Tennant Co.	107,049	8,683
	John Bean Technologies Corp.	59,430	7,209
*	Atkore Inc.	41,697	6,502
	EMCOR Group Inc.	30,247	5,589
*	WillScot Mobile Mini Holdings Corp.	108,922	5,205
	Watts Water Technologies Inc. Class A	27,181	4,994
	UFP Industries Inc.	50,905	4,940
*	GMS Inc.	67,696	4,685
*	Rocket Lab USA Inc.	779,679	4,678
	Allison Transmission Holdings Inc.	82,743	4,672
	Terex Corp.	76,805	4,595
*	Paylocity Holding Corp.	23,354	4,310
	Howmet Aerospace Inc.	86,239	4,274
*	Middleby Corp.	28,880	4,269
	AGCO Corp.	30,019	3,945
*	American Airlines Group Inc.	196,704	3,529
	Apogee Enterprises Inc.	74,120	3,519
	Heartland Express Inc.	212,369	3,485
	H&E Equipment Services Inc.	70,474	3,224
*	ExlService Holdings Inc.	20,364	3,076
	Tetra Tech Inc.	17,435	2,855
		Shares	Market Value• ($000)
	WESCO International Inc.	15,075	2,699
	Herc Holdings Inc.	19,457	2,663
*	Axon Enterprise Inc.	13,057	2,548
*	Alamo Group Inc.	13,132	2,415
*	SP Plus Corp.	60,917	2,382
	Valmont Industries Inc.	7,729	2,250
*	Upwork Inc.	230,405	2,152
*	Heritage-Crystal Clean Inc.	55,753	2,107
	Marten Transport Ltd.	97,632	2,099
	Graco Inc.	23,994	2,072
	Heidrick & Struggles International Inc.	73,518	1,946
	Lincoln Electric Holdings Inc.	8,930	1,774
	CSG Systems International Inc.	32,163	1,696
	Booz Allen Hamilton Holding Corp. Class A	15,051	1,680
	Wabash National Corp.	64,595	1,656
	Comfort Systems USA Inc.	9,992	1,641
*	JELD-WEN Holding Inc.	93,443	1,639
*	Franklin Covey Co.	33,533	1,465
	Insperity Inc.	12,281	1,461
	Enerpac Tool Group Corp. Class A	52,403	1,415
	Exponent Inc.	14,636	1,366
*	MRC Global Inc.	134,226	1,352
	Brink's Co.	18,916	1,283
	EnerSys	11,325	1,229
*	Sterling Infrastructure Inc.	21,149	1,180
*	Legalzoom.com Inc.	87,515	1,057
*	Forrester Research Inc.	35,932	1,045
	Robert Half International Inc.	13,396	1,008
*	Hubbell Inc. Class B	2,835	940
*	ASGN Inc.	11,351	858
	Kadant Inc.	3,828	850
*	Toro Co.	8,088	822
*	Masterbrand Inc.	69,496	808
*	Masonite International Corp.	7,843	803
*	Titan International Inc.	67,522	775
	Franklin Electric Co. Inc.	7,413	763
	Veritiv Corp.	5,953	748
	Boise Cascade Co.	8,237	744
	Universal Logistics Holdings Inc.	25,590	737
*	Lyft Inc. Class A	75,391	723
	Donaldson Co. Inc.	10,171	636
	Vertiv Holdings Co. Class A	25,166	623
*	Daseke Inc.	75,410	538
	Genpact Ltd.	13,798	518
*	Liquidity Services Inc.	31,042	512
*	Array Technologies Inc.	22,630	511
*	Sun Country Airlines Holdings Inc.	18,971	426
	Advanced Drainage Systems Inc.	3,256	370
*	Shoals Technologies Group Inc. Class A	11,823	302
*	American Woodmark Corp.	3,857	295
	Preformed Line Products Co.	1,679	262
	Allegion plc	2,166	260
*	Asure Software Inc.	19,782	241
			320,169
Information Technology (17.1%)
*	Trimble Inc.	343,046	18,161
*	Dynatrace Inc.	316,921	16,312
		Shares	Market Value• ($000)
*,1	GLOBALFOUNDRIES Inc.	181,647	11,731
*	ON Semiconductor Corp.	118,993	11,254
*	Smartsheet Inc. Class A	259,081	9,912
*	Tenable Holdings Inc.	216,393	9,424
*	Okta Inc.	128,112	8,885
*	N-Able Inc.	536,066	7,725
	Jabil Inc.	71,093	7,673
*	Pure Storage Inc. Class A	200,880	7,396
*	Manhattan Associates Inc.	35,833	7,162
*	Dropbox Inc. Class A	249,897	6,665
*	Monday.com Ltd.	37,836	6,478
*	Lattice Semiconductor Corp.	57,866	5,559
*	Elastic NV	82,297	5,277
*	8x8 Inc.	1,237,086	5,233
*	Consensus Cloud Solutions Inc.	155,142	4,809
*	Cadence Design Systems Inc.	18,918	4,437
*	Axcelis Technologies Inc.	23,513	4,311
*	Nutanix Inc. Class A	150,786	4,230
*	CommScope Holding Co. Inc.	731,316	4,117
*	BlackLine Inc.	71,628	3,855
*	Wix.com Ltd.	49,236	3,852
*	Arlo Technologies Inc.	339,247	3,701
*	Box Inc. Class A	124,934	3,671
*	CommVault Systems Inc.	46,184	3,354
*	Yext Inc.	286,949	3,245
*	Super Micro Computer Inc.	12,997	3,239
*	Domo Inc. Class B	201,430	2,953
*	Rapid7 Inc.	60,418	2,736
*	SMART Global Holdings Inc.	92,805	2,692
*	Teradata Corp.	50,060	2,674
*	Diodes Inc.	27,876	2,578
*	Impinj Inc.	28,122	2,521
*	Synaptics Inc.	29,386	2,509
*	Zuora Inc. Class A	208,875	2,291
*	Extreme Networks Inc.	85,665	2,232
*	New Relic Inc.	31,020	2,030
	Pegasystems Inc.	39,761	1,960
*	RingCentral Inc. Class A	59,487	1,947
*	UiPath Inc. Class A	113,289	1,877
	Amkor Technology Inc.	58,400	1,737
*	Q2 Holdings Inc.	54,222	1,675
*	BigCommerce Holdings Inc. Series 1	167,666	1,668
*	MaxLinear Inc.	52,563	1,659
*	Everbridge Inc.	61,192	1,646
*	eGain Corp.	174,153	1,304
*	Fair Isaac Corp.	1,516	1,227
*	Itron Inc.	16,646	1,200
*	Asana Inc. Class A	51,462	1,134
*	Globant SA	6,229	1,119
	Vishay Intertechnology Inc.	36,752	1,081
*	EngageSmart Inc.	56,454	1,078
*	PTC Inc.	7,380	1,050
*	ACM Research Inc. Class A	70,974	928
*	Weave Communications Inc.	82,620	918
*	Infinera Corp.	185,748	897
*,1	MicroStrategy Inc. Class A	2,330	798
*	ePlus Inc.	13,331	751
*	PDF Solutions Inc.	16,608	749
*	Varonis Systems Inc. Class B	25,913	691
*	PROS Holdings Inc.	20,938	645
*	SkyWater Technology Inc.	67,631	637
*	Brightcove Inc.	155,847	625
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	FormFactor Inc.	17,995	616
	A10 Networks Inc.	41,989	613
*	Bel Fuse Inc. Class B	10,603	609
*	Turtle Beach Corp.	49,295	574
*	CS Disco Inc.	64,895	533
*	Semtech Corp.	19,884	506
*	PagerDuty Inc.	17,640	397
*	Ultra Clean Holdings Inc.	9,969	383
*	Alpha & Omega Semiconductor Ltd.	10,902	358
*	CEVA Inc.	13,427	343
*	Sanmina Corp.	4,809	290
*,1	Kaltura Inc.	130,995	278
*	Squarespace Inc. Class A	6,801	214
*	Maxeon Solar Technologies Ltd.	7,325	206
*	Confluent Inc. Class A	5,624	199
*,1	Marathon Digital Holdings Inc.	12,601	175
*	Workiva Inc. Class A	1,600	163
*	Upland Software Inc.	37,477	135
*	Inseego Corp.	182,943	118
*	LivePerson Inc.	9,742	44
			254,639
Materials (2.8%)
	Graphic Packaging Holding Co.	711,836	17,105
	Eagle Materials Inc.	33,401	6,227
	Warrior Met Coal Inc.	86,256	3,360
*	O-I Glass Inc.	101,840	2,172
	Ryerson Holding Corp.	44,925	1,949
	Chemours Co.	43,860	1,618
	Innospec Inc.	14,589	1,465
*	Ingevity Corp.	24,192	1,407
		Shares	Market Value• ($000)
	Olin Corp.	26,028	1,337
*	Constellium SE Class A	71,203	1,225
	Myers Industries Inc.	61,692	1,199
	Sensient Technologies Corp.	10,586	753
	American Vanguard Corp.	23,712	424
	Berry Global Group Inc.	5,918	381
	AdvanSix Inc.	9,243	323
	Koppers Holdings Inc.	5,786	197
	Sylvamo Corp.	3,633	147
	Alpha Metallurgical Resources Inc.	854	140
			41,429
Real Estate (0.9%)
	Lamar Advertising Co. Class A	48,380	4,802
*	Zillow Group Inc. Class C	47,902	2,407
	Universal Health Realty Income Trust	41,970	1,997
	Tanger Factory Outlet Centers Inc.	66,375	1,465
	Essential Properties Realty Trust Inc.	29,430	693
*	Redfin Corp.	47,204	586
	RMR Group Inc. Class A	25,178	583
	Hersha Hospitality Trust Class A	83,537	509
	Newmark Group Inc. Class A	56,219	350
	Phillips Edison & Co. Inc.	9,984	340
	Outfront Media Inc.	9,414	148
			13,880
Utilities (0.7%)
	Vistra Corp.	183,355	4,813
	Otter Tail Corp.	46,066	3,637
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class C	35,797	1,022
	MGE Energy Inc.	4,076	323
*	Pure Cycle Corp.	15,719	173
			9,968
Total Common Stocks (Cost $1,465,291)			1,428,832
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $69,734)	697,374	69,723
Total Investments (100.5%) (Cost $1,535,025)			1,498,555
Other Assets and Liabilities—Net (-0.5%)			(7,091)
Net Assets (100%)			1,491,464
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,749,000.
2	Restricted securities totaling $538,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,691,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	316	30,078	264

See accompanying Notes, which are an integral part of the Financial Statements.
6

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,465,291)	1,428,832
Affiliated Issuers (Cost $69,734)	69,723
Total Investments in Securities	1,498,555
Investment in Vanguard	49
Cash	2,907
Cash Collateral Pledged—Futures Contracts	1,974
Receivables for Investment Securities Sold	7,407
Receivables for Accrued Income	419
Receivables for Capital Shares Issued	711
Variation Margin Receivable—Futures Contracts	89
Total Assets	1,512,111
Liabilities
Payables for Investment Securities Purchased	4,910
Collateral for Securities on Loan	14,691
Payables to Investment Advisor	246
Payables for Capital Shares Redeemed	668
Payables to Vanguard	132
Total Liabilities	20,647
Net Assets	1,491,464
1 Includes $13,749,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	1,587,818
Total Distributable Earnings (Loss)	(96,354)
Net Assets	1,491,464

Net Assets
Applicable to 87,992,213 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,491,464
Net Asset Value Per Share	$16.95

See accompanying Notes, which are an integral part of the Financial Statements.
7

Small Company Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	4,448
Interest[2]	1,412
Securities Lending—Net	234
Total Income	6,094
Expenses
Investment Advisory Fees—Note B
Basic Fee	778
Performance Adjustment	(180)
The Vanguard Group—Note C
Management and Administrative	1,402
Marketing and Distribution	37
Custodian Fees	12
Shareholders’ Reports	18
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,071
Net Investment Income	4,023
Realized Net Gain (Loss)
Investment Securities Sold[2]	(3,231)
Futures Contracts	504
Realized Net Gain (Loss)	(2,727)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	196,645
Futures Contracts	742
Change in Unrealized Appreciation (Depreciation)	197,387
Net Increase (Decrease) in Net Assets Resulting from Operations	198,683
1	Dividends are net of foreign withholding taxes of $96,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,363,000, ($1,000), and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,023	6,362
Realized Net Gain (Loss)	(2,727)	(58,237)
Change in Unrealized Appreciation (Depreciation)	197,387	(429,646)
Net Increase (Decrease) in Net Assets Resulting from Operations	198,683	(481,521)
Distributions
Total Distributions	(5,792)	(435,138)
Capital Share Transactions
Issued	62,479	106,836
Issued in Lieu of Cash Distributions	5,792	435,138
Redeemed	(97,272)	(241,319)
Net Increase (Decrease) from Capital Share Transactions	(29,001)	300,655
Total Increase (Decrease)	163,890	(616,004)
Net Assets
Beginning of Period	1,327,574	1,943,578
End of Period	1,491,464	1,327,574

See accompanying Notes, which are an integral part of the Financial Statements.
8

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.78	$26.50	$24.49	$23.08	$20.30	$24.62
Investment Operations
Net Investment Income[1]	.045	.073	.056	.102	.128	.123
Net Realized and Unrealized Gain (Loss) on Investments	2.190	(5.677)	3.343	3.521	5.323	(1.563)
Total from Investment Operations	2.235	(5.604)	3.399	3.623	5.451	(1.440)
Distributions
Dividends from Net Investment Income	(.065)	(.057)	(.101)	(.143)	(.118)	(.103)
Distributions from Realized Capital Gains	—	(6.059)	(1.288)	(2.070)	(2.553)	(2.777)
Total Distributions	(.065)	(6.116)	(1.389)	(2.213)	(2.671)	(2.880)
Net Asset Value, End of Period	$16.95	$14.78	$26.50	$24.49	$23.08	$20.30
Total Return	15.16%	-25.35%	14.22%	23.18%	28.05%	-7.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,491	$1,328	$1,944	$2,130	$2,111	$1,827
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.29%	0.30%	0.30%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.43%	0.21%	0.52%	0.59%	0.52%
Portfolio Turnover Rate	30%	64%	57%[3]	53%	58%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), (0.02%), (0.02%), 0.01%, and 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
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Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its
10

Small Company Growth Portfolio
counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the proceeding five years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $80,000 for the six months ended June 30, 2023.
For the six months ended June 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.11% of the portfolio’s average net assets, before a net decrease of $180,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management,
11

Small Company Growth Portfolio
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $49,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,428,294	538	—	1,428,832
Temporary Cash Investments	69,723	—	—	69,723
Total	1,498,017	538	—	1,498,555
Derivative Financial Instruments
Assets
Futures Contracts[1]	264	—	—	264
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,544,552
Gross Unrealized Appreciation	186,619
Gross Unrealized Depreciation	(232,352)
Net Unrealized Appreciation (Depreciation)	(45,733)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the portfolio had available capital losses totaling $47,993,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2023, the portfolio purchased $414,357,000 of investment securities and sold $444,940,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $267,000 and sales were $1,452,000, resulting in net realized gain of $860,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Small Company Growth Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	3,855	6,280
Issued in Lieu of Cash Distributions	372	24,081
Redeemed	(6,082)	(13,856)
Net Increase (Decrease) in Shares Outstanding	(1,855)	16,505
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 52% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. ArrowMark Partners has managed a portion of the portfolio since 2016.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
14

The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate with ArrowMark Partners without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Small Company Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692SCG 082023

Semiannual Report   |   June 30, 2023
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	75
Liquidity Risk Management	76

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2023
Total Bond Market Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,022.00	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market Index Portfolio
Portfolio Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	2.6%
Corporate Bonds	27.1
Sovereign Bonds	3.5
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	66.1
The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.6%)
U.S. Government Securities (44.6%)
United States Treasury Note/Bond	2.000%	6/30/24	1,520	1,470
United States Treasury Note/Bond	0.375%	7/15/24	9,735	9,245
United States Treasury Note/Bond	1.750%	7/31/24	9,127	8,778
United States Treasury Note/Bond	2.125%	7/31/24	4,736	4,574
United States Treasury Note/Bond	3.000%	7/31/24	12,010	11,706
United States Treasury Note/Bond	0.375%	8/15/24	12,985	12,285
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,190
United States Treasury Note/Bond	1.250%	8/31/24	7,475	7,128
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,472
United States Treasury Note/Bond	0.375%	9/15/24	9,330	8,794
United States Treasury Note/Bond	1.500%	9/30/24	5,785	5,520
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,264
United States Treasury Note/Bond	4.250%	9/30/24	985	972
United States Treasury Note/Bond	0.625%	10/15/24	8,830	8,318
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,629
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,746
United States Treasury Note/Bond	0.750%	11/15/24	9,540	8,972
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,174
United States Treasury Note/Bond	7.500%	11/15/24	6,985	7,181
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,450
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,150
United States Treasury Note/Bond	4.500%	11/30/24	7,381	7,303
United States Treasury Note/Bond	1.000%	12/15/24	72	68
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,283
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,878
United States Treasury Note/Bond	4.250%	12/31/24	1,300	1,282
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,746
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,154
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,364
United States Treasury Note/Bond	4.125%	1/31/25	1,113	1,096
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,890
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,207
United States Treasury Note/Bond	1.125%	2/28/25	10,386	9,735
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,421
United States Treasury Note/Bond	4.625%	2/28/25	375	372
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,644
United States Treasury Note/Bond	0.500%	3/31/25	13,674	12,648
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,882
United States Treasury Note/Bond	3.875%	3/31/25	1,782	1,747
United States Treasury Note/Bond	2.625%	4/15/25	10,291	9,870
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,687
United States Treasury Note/Bond	2.875%	4/30/25	4,060	3,909
United States Treasury Note/Bond	3.875%	4/30/25	2,861	2,806
United States Treasury Note/Bond	2.125%	5/15/25	8,935	8,483
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,527
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,778
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,111
United States Treasury Note/Bond	4.250%	5/31/25	17,051	16,838
United States Treasury Note/Bond	2.875%	6/15/25	11,785	11,336
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,278
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,681
United States Treasury Note/Bond	4.625%	6/30/25	875	871
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,002
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,906
United States Treasury Note/Bond	2.000%	8/15/25	25,480	24,031
United States Treasury Note/Bond	3.125%	8/15/25	2,294	2,215
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,166
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,516
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,913
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,378
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,139
United States Treasury Note/Bond	4.250%	10/15/25	8,390	8,296
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,008
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,861
United States Treasury Note/Bond	2.250%	11/15/25	10,421	9,845
United States Treasury Note/Bond	4.500%	11/15/25	15,135	15,057
United States Treasury Note/Bond	0.375%	11/30/25	9,330	8,420
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,024
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,065
United States Treasury Note/Bond	0.375%	12/31/25	9,293	8,377
United States Treasury Note/Bond	2.625%	12/31/25	4,165	3,966
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,649
United States Treasury Note/Bond	0.375%	1/31/26	11,120	9,982
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,472
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,465
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,762
United States Treasury Note/Bond	0.500%	2/28/26	4,701	4,223
United States Treasury Note/Bond	4.625%	3/15/26	10,515	10,528
United States Treasury Note/Bond	0.750%	3/31/26	8,152	7,367
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,881
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,089
United States Treasury Note/Bond	0.750%	4/30/26	2,731	2,460
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,508
United States Treasury Note/Bond	1.625%	5/15/26	10,789	9,958
United States Treasury Note/Bond	3.625%	5/15/26	13,714	13,380
United States Treasury Note/Bond	0.750%	5/31/26	11,025	9,902
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,298
United States Treasury Note/Bond	4.125%	6/15/26	3,779	3,741
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,583
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,281
United States Treasury Note/Bond	0.625%	7/31/26	9,800	8,731
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,449
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,203
United States Treasury Note/Bond	6.750%	8/15/26	630	669
United States Treasury Note/Bond	0.750%	8/31/26	12,214	10,893
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,821
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,094
United States Treasury Note/Bond	1.625%	9/30/26	5,215	4,777
United States Treasury Note/Bond	1.125%	10/31/26	9,930	8,931
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,738
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,379
United States Treasury Note/Bond	6.500%	11/15/26	765	812
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,208
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,628
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,272
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,563
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,753
United States Treasury Note/Bond	2.250%	2/15/27	6,372	5,925
United States Treasury Note/Bond	6.625%	2/15/27	65	70
United States Treasury Note/Bond	1.125%	2/28/27	7,683	6,854
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,553
United States Treasury Note/Bond	0.625%	3/31/27	5,063	4,420
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,613
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,717
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,309
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,180
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,709
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,668
United States Treasury Note/Bond	0.500%	6/30/27	7,990	6,888

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,486
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,321
United States Treasury Note/Bond	2.750%	7/31/27	5,284	4,982
United States Treasury Note/Bond	2.250%	8/15/27	8,422	7,785
United States Treasury Note/Bond	6.375%	8/15/27	185	199
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,712
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,544
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,701
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,821
United States Treasury Note/Bond	0.500%	10/31/27	11,115	9,486
United States Treasury Note/Bond	4.125%	10/31/27	4,011	3,990
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,738
United States Treasury Note/Bond	6.125%	11/15/27	10,839	11,628
United States Treasury Note/Bond	0.625%	11/30/27	8,128	6,961
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,595
United States Treasury Note/Bond	0.625%	12/31/27	16,975	14,503
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,977
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,536
United States Treasury Note/Bond	2.750%	2/15/28	8,180	7,688
United States Treasury Note/Bond	1.125%	2/29/28	10,060	8,766
United States Treasury Note/Bond	4.000%	2/29/28	5,424	5,385
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,197
United States Treasury Note/Bond	3.625%	3/31/28	6,971	6,810
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,447
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,513
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,398
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,262
United States Treasury Note/Bond	3.625%	5/31/28	10,668	10,436
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,655
United States Treasury Note/Bond	4.000%	6/30/28	6,905	6,867
United States Treasury Note/Bond	1.000%	7/31/28	11,480	9,846
United States Treasury Note/Bond	2.875%	8/15/28	11,632	10,960
United States Treasury Note/Bond	5.500%	8/15/28	325	344
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,143
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,188
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,332
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,792
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,737
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,742
United States Treasury Note/Bond	1.375%	12/31/28	3,490	3,028
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,109
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,387
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,683
United States Treasury Note/Bond	2.375%	3/31/29	16,780	15,322
United States Treasury Note/Bond	2.875%	4/30/29	7,750	7,268
United States Treasury Note/Bond	2.375%	5/15/29	9,195	8,384
United States Treasury Note/Bond	2.750%	5/31/29	6,730	6,266
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,836
United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,437
United States Treasury Note/Bond	1.625%	8/15/29	4,730	4,125
United States Treasury Note/Bond	3.125%	8/31/29	2,010	1,909
United States Treasury Note/Bond	3.875%	9/30/29	4,525	4,481
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,910
United States Treasury Note/Bond	1.750%	11/15/29	2,541	2,228
United States Treasury Note/Bond	3.875%	11/30/29	9,893	9,807
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,838
United States Treasury Note/Bond	3.500%	1/31/30	3,830	3,717
United States Treasury Note/Bond	1.500%	2/15/30	7,154	6,129
United States Treasury Note/Bond	4.000%	2/28/30	3,040	3,039
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,623
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,142
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,661
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,528
United States Treasury Note/Bond	3.750%	5/31/30	9,070	8,945
United States Treasury Note/Bond	3.750%	6/30/30	5,225	5,156
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,019
United States Treasury Note/Bond	0.875%	11/15/30	17,961	14,537
United States Treasury Note/Bond	1.125%	2/15/31	17,535	14,423
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,681
United States Treasury Note/Bond	1.625%	5/15/31	19,034	16,179
United States Treasury Note/Bond	1.250%	8/15/31	20,157	16,544
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.375%	11/15/31	22,353	18,427
United States Treasury Note/Bond	1.875%	2/15/32	22,053	18,890
United States Treasury Note/Bond	2.875%	5/15/32	18,654	17,296
United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,375
United States Treasury Note/Bond	4.125%	11/15/32	18,909	19,326
United States Treasury Note/Bond	3.500%	2/15/33	21,343	20,796
United States Treasury Note/Bond	3.375%	5/15/33	18,953	18,281
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,294
United States Treasury Note/Bond	5.000%	5/15/37	2,270	2,570
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,277
United States Treasury Note/Bond	4.500%	5/15/38	1,059	1,140
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,265
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,350
United States Treasury Note/Bond	4.500%	8/15/39	2,216	2,383
United States Treasury Note/Bond	4.375%	11/15/39	1,742	1,844
United States Treasury Note/Bond	4.625%	2/15/40	1,300	1,416
United States Treasury Note/Bond	1.125%	5/15/40	6,810	4,414
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,980
United States Treasury Note/Bond	1.125%	8/15/40	8,405	5,405
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,494
United States Treasury Note/Bond	1.375%	11/15/40	10,129	6,777
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,281
United States Treasury Note/Bond	1.875%	2/15/41	12,303	8,935
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,820
United States Treasury Note/Bond	2.250%	5/15/41	10,495	8,082
United States Treasury Note/Bond	4.375%	5/15/41	1,904	2,003
United States Treasury Note/Bond	1.750%	8/15/41	13,741	9,653
United States Treasury Note/Bond	3.750%	8/15/41	2,140	2,066
United States Treasury Note/Bond	2.000%	11/15/41	11,218	8,210
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,379
United States Treasury Note/Bond	2.375%	2/15/42	9,361	7,290
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,829
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,478
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,941
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,385
United States Treasury Note/Bond	3.375%	8/15/42	2,057	1,866
United States Treasury Note/Bond	2.750%	11/15/42	4,646	3,820
United States Treasury Note/Bond	4.000%	11/15/42	4,867	4,837
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,380
United States Treasury Note/Bond	3.875%	2/15/43	5,624	5,485
United States Treasury Note/Bond	2.875%	5/15/43	800	668
United States Treasury Note/Bond	3.875%	5/15/43	6,189	6,040
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,390
United States Treasury Note/Bond	3.750%	11/15/43	1,009	963
United States Treasury Note/Bond	3.625%	2/15/44	5,452	5,106
United States Treasury Note/Bond	3.375%	5/15/44	8,369	7,543
United States Treasury Note/Bond	3.125%	8/15/44	7,731	6,689
United States Treasury Note/Bond	3.000%	11/15/44	7,512	6,356
United States Treasury Note/Bond	2.500%	2/15/45	8,120	6,284
United States Treasury Note/Bond	3.000%	5/15/45	5,502	4,644
United States Treasury Note/Bond	2.875%	8/15/45	4,991	4,117
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,613
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,666
United States Treasury Note/Bond	2.500%	5/15/46	5,456	4,193
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,462
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,277
United States Treasury Note/Bond	3.000%	2/15/47	5,290	4,453
United States Treasury Note/Bond	3.000%	5/15/47	4,615	3,884
United States Treasury Note/Bond	2.750%	8/15/47	6,238	5,016
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,692
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,882
United States Treasury Note/Bond	3.125%	5/15/48	7,684	6,629
United States Treasury Note/Bond	3.000%	8/15/48	7,810	6,588
United States Treasury Note/Bond	3.375%	11/15/48	5,340	4,828
United States Treasury Note/Bond	3.000%	2/15/49	8,344	7,056
United States Treasury Note/Bond	2.875%	5/15/49	4,900	4,050
United States Treasury Note/Bond	2.250%	8/15/49	5,029	3,654
United States Treasury Note/Bond	2.375%	11/15/49	5,907	4,412
United States Treasury Note/Bond	2.000%	2/15/50	8,212	5,627
United States Treasury Note/Bond	1.250%	5/15/50	11,066	6,221
United States Treasury Note/Bond	1.375%	8/15/50	11,786	6,847

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	11/15/50	12,196	7,573
	United States Treasury Note/Bond	1.875%	2/15/51	13,054	8,644
	United States Treasury Note/Bond	2.375%	5/15/51	13,225	9,830
	United States Treasury Note/Bond	2.000%	8/15/51	12,950	8,826
	United States Treasury Note/Bond	1.875%	11/15/51	11,335	7,481
	United States Treasury Note/Bond	2.250%	2/15/52	12,907	9,327
	United States Treasury Note/Bond	2.875%	5/15/52	10,830	8,975
	United States Treasury Note/Bond	3.000%	8/15/52	11,798	10,032
	United States Treasury Note/Bond	4.000%	11/15/52	8,701	8,939
	United States Treasury Note/Bond	3.625%	2/15/53	10,818	10,384
	United States Treasury Note/Bond	3.625%	5/15/53	10,665	10,255
					1,835,124
Agency Bonds and Notes (1.0%)
	Federal Farm Credit Banks Funding Corp.	3.375%	8/26/24	1,000	977
	Federal Farm Credit Banks Funding Corp.	4.250%	9/26/24	825	814
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	165
	Federal Farm Credit Banks Funding Corp.	4.500%	11/18/24	805	795
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	198
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	493
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	276
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,407
	Federal Home Loan Banks	3.000%	7/8/24	500	488
	Federal Home Loan Banks	1.500%	8/15/24	330	316
	Federal Home Loan Banks	4.875%	9/13/24	240	238
	Federal Home Loan Banks	4.500%	10/3/24	750	742
	Federal Home Loan Banks	5.000%	2/28/25	1,350	1,346
	Federal Home Loan Banks	0.500%	4/14/25	1,000	923
	Federal Home Loan Banks	4.625%	6/6/25	450	447
	Federal Home Loan Banks	0.375%	9/4/25	500	454
	Federal Home Loan Banks	4.500%	12/12/25	500	497
	Federal Home Loan Banks	1.250%	12/21/26	1,000	898
	Federal Home Loan Banks	3.250%	11/16/28	315	300
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,572
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,133
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,369
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,814
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	145
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,790
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,282
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	992
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	155
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	925
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,233
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	925
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	917
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,818
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,810
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	538
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	461
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	865
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	193
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,078
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	354
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,123
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	835
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	317
	Private Export Funding Corp.	2.450%	7/15/24	100	97
	Private Export Funding Corp.	1.750%	11/15/24	75	71
	Private Export Funding Corp.	3.250%	6/15/25	50	48
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Export Funding Corp.	1.400%	7/15/28	175	151
	Tennessee Valley Authority	2.875%	9/15/24	191	185
	Tennessee Valley Authority	0.750%	5/15/25	200	184
	Tennessee Valley Authority	6.750%	11/1/25	134	139
	Tennessee Valley Authority	3.875%	3/15/28	375	369
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,163
	Tennessee Valley Authority	1.500%	9/15/31	550	443
	Tennessee Valley Authority	4.650%	6/15/35	175	176
	Tennessee Valley Authority	5.880%	4/1/36	250	283
	Tennessee Valley Authority	5.500%	6/15/38	100	109
	Tennessee Valley Authority	5.250%	9/15/39	512	539
	Tennessee Valley Authority	4.875%	1/15/48	100	99
	Tennessee Valley Authority	5.375%	4/1/56	50	54
	Tennessee Valley Authority	4.625%	9/15/60	180	175
	Tennessee Valley Authority	4.250%	9/15/65	200	179
					40,882
Conventional Mortgage-Backed Securities (20.0%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	9	10
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/23– 11/1/48	1,493	1,499
[1,2]	Freddie Mac Gold Pool	7.000%	9/1/23– 2/1/37	64	66
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	1,167	1,184
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/24– 10/1/48	4,970	4,874
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24– 11/1/48	9,805	9,369
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24– 11/1/30	3	3
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24– 7/1/30	3	3
[1,2]	Freddie Mac Gold Pool	7.500%	7/1/25– 4/1/28	3	3
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	17,779	16,610
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26– 8/1/47	16,777	15,282
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27– 2/1/43	4,670	4,343
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27– 5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28– 3/1/39	833	857
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	244	226
[2,3]	Ginnie Mae	3.000%	7/20/53	120	107
[2,3]	Ginnie Mae	3.500%	7/20/53	450	415
[2,3]	Ginnie Mae	4.000%	7/20/53	425	402
[2,3]	Ginnie Mae	5.500%	7/20/53	750	746
[2,3]	Ginnie Mae	6.000%	7/20/53	1,455	1,464
[2,3]	Ginnie Mae	6.500%	7/20/53	766	779
[2]	Ginnie Mae I Pool	7.000%	8/15/23– 10/15/31	19	19
[2]	Ginnie Mae I Pool	6.500%	12/15/23– 12/15/38	85	84
[2]	Ginnie Mae I Pool	7.500%	12/15/23– 1/15/31	7	7
[2]	Ginnie Mae I Pool	8.000%	8/15/24– 10/15/30	6	7
[2]	Ginnie Mae I Pool	4.000%	10/15/24– 11/15/47	1,069	1,012
[2]	Ginnie Mae I Pool	4.500%	10/15/24– 3/15/41	1,155	1,147
[2]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	1,051	994
[2]	Ginnie Mae I Pool	3.000%	1/15/26– 12/15/45	1,203	1,088
[2]	Ginnie Mae I Pool	6.000%	6/15/32– 3/15/40	52	53
[2]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	787	794
[2]	Ginnie Mae II Pool	3.500%	9/20/25– 7/20/52	27,174	25,463

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ginnie Mae II Pool	4.000%	9/20/25– 1/20/53	18,483	17,735
[2]	Ginnie Mae II Pool	3.000%	2/20/27– 6/20/52	35,399	31,897
[2]	Ginnie Mae II Pool	2.500%	6/20/27– 4/20/52	36,262	31,491
[2,3]	Ginnie Mae II Pool	5.000%	12/20/32– 7/20/53	12,839	12,679
[2]	Ginnie Mae II Pool	6.500%	12/20/35– 2/20/53	1,239	1,267
[2]	Ginnie Mae II Pool	7.000%	8/20/36– 2/20/53	136	138
[2,3]	Ginnie Mae II Pool	4.500%	2/20/39– 7/20/53	16,084	15,659
[2,3]	Ginnie Mae II Pool	2.000%	8/20/50– 7/20/53	35,666	30,009
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,016	815
[2]	Ginnie Mae II Pool	5.500%	10/20/52– 5/20/53	8,078	8,049
[2]	Ginnie Mae II Pool	6.000%	12/20/52– 3/20/53	3,247	3,268
[1,2,3]	UMBS Pool	5.000%	8/1/23– 7/13/53	31,462	30,991
[1,2,3]	UMBS Pool	4.500%	9/1/23– 7/13/53	33,193	32,227
[1,2]	UMBS Pool	7.000%	9/1/23– 11/1/37	101	110
[1,2]	UMBS Pool	7.500%	9/1/23– 2/1/32	11	11
[1,2,3]	UMBS Pool	2.000%	11/1/23– 7/13/53	195,732	162,513
[1,2,3]	UMBS Pool	5.500%	12/1/23– 7/13/53	23,021	23,041
[1,2,3]	UMBS Pool	4.000%	2/1/24– 12/1/52	43,153	41,000
[1,2,3]	UMBS Pool	6.000%	3/1/24– 7/13/53	11,629	11,800
[1,2]	UMBS Pool	8.000%	9/1/24– 11/1/30	1	1
[1,2]	UMBS Pool	8.500%	10/1/24– 4/1/31	1	1
[1,2]	UMBS Pool	3.500%	9/1/25– 4/1/53	48,577	44,962
[1,2]	UMBS Pool	3.000%	11/1/25– 8/1/52	80,907	72,593
[1,2]	UMBS Pool	2.500%	1/1/27– 4/1/53	137,701	118,413
[1,2]	UMBS Pool	1.500%	7/1/35– 9/1/51	46,234	37,516
[1,2,3]	UMBS Pool	6.500%	11/1/52– 7/13/53	4,560	4,674
					821,771
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.839%	12/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	20	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	3.683%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.465%	3.715%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.851%	3/1/43	27	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.694%	7/1/43	29	30
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	4.416%	6/1/43	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	24	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	1	1
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.085%	10/1/42	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	3.935%	12/1/33	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	24	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	5.161%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	4.059%	8/1/39	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	5.476%	6/1/41	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	4.554%	5/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	4.436%	7/1/41	18	19
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	4.068%	9/1/43	12	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.773%	4.376%	5/1/42	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	4.252%	7/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	4.336%	3/1/42	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.072%	11/1/39	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.446%	3/1/42	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	25	26
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.807%	4.198%	3/1/41	8	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33– 12/1/40	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	20	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	5.448%	5/1/41	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.575%	3/1/41	6	6

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	13	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	5.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.836%	4.143%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.090%	12/1/39	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.862%	4.262%	9/1/40	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.290%	11/1/34	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	5.289%	4/1/37	6	6
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	13	14
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	4	4
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.037%	5.580%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	6	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	5.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.074%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.001%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	11	11
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	5.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	4.050%	12/1/35	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	4	4
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.357%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40– 12/1/40	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.953%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	5.593%	6/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.308%	2/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	2	2
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	11	12
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	2/1/36	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	4.535%	10/1/36	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.020%	6/1/37	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38– 3/20/43	45	43
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/42	52	50
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	8	8
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41– 6/20/43	39	38
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	7/20/41– 8/20/41	16	14
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	3	3
					801
Total U.S. Government and Agency Obligations (Cost $3,019,599)					2,698,578
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	122
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	150	148
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	12	12
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	49
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	399
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	724
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	412
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	273
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	74
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	15	15
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	24
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	195

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	34
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	145
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	198
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	71
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	67
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	25	24
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	22	21
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	69	65
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	93
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	63
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	144
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	155
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	130
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	46
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	91
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	133
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	138
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	118
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	46
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	94
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	104
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	116
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	91
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	87
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	249
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	145
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	40
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	39
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	58
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	40
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	138
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	372
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	69
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	230
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	23
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	85
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	167
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	122
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	62
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	41
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	120
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	80
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	102
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	102
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	164
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	90
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	354
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	67
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	22
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	45
[2,4]	BANK Class AS Series 2018-BNK12	4.477%	5/15/61	50	45
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	23
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	22
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	42
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	59
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	59
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	60
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	49
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	41
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	39
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	19
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	39
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	46	44
[2,4]	BANK Class C Series 2017-BNK8	4.232%	11/15/50	50	35
[2,4]	BANK Class C Series 2019-BNK19	4.164%	8/15/61	35	23
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	25
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	226
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	131
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	239
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	168
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	20
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	86
[2]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	96
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	272
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	115
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	85
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	118
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	41
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	100
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	40
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	82
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	122
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	51
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	87
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	29
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	123
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	29	26
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	23	23
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	45
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	101
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	70
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	46
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	164
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	72
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	241
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	91
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	296
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	208
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	325
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	114
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	194
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	192
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	95
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	85
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	80
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	78
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	98
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	78
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	173
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	100
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	99
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	39
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	60
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	79
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	40
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	162
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	223
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	66
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	43
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	94
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/55	175	179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	43
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	67
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	42
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	20
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	121
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	44
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	57
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	22
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	19
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	37
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	56
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	20
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	60
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/55	50	51
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	25
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	43
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	200
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	49
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C5	6.162%	6/15/56	25	26
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	34	33
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	12	12
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	49
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	1	1
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	24
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	116
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	113
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	116
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	46
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	387
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	295
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	190

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	383
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	378
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	274
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	377
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	100	96
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	96
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	73
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	47
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	10	10
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	11	11
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	193	189
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	23
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	30	29
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	66	64
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	95	90
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	100	96
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	97
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	99
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	74
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	46
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	73	69
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	34
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	135
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	91
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	129
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	70
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	381
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	113
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	18	17
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	65
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	44	42
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	10
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	124	121
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	118
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	232
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	139
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	46
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	91
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	227
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	44
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	97
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	109
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	190
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	26	26
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	138
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	92
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	3	3
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	97
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	168
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	165
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	95
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	94
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	116
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	47
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	69
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	225
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	252
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	232
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	49
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	214
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	443
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	92
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	71
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/11/47	3	3
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	30	29
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	74
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	94
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	44
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	35
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	44
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	78
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	48
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	49
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	4	4
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	148	142
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	32
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	119
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	55
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	48
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	148
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	97
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	120
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	95
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	154	147
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	212
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	118
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	142
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	10	10
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	170
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	48
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	53
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	120
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	216
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	142
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	71
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	95
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	99
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	30
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	23
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	69
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	47
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	39
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	47
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	94
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	42
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	4	4
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	5	5
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	3	3
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	2	2
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	35	34
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	26	25
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	59	57
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	7	7
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	63	61
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	17
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.763%	2/10/47	28	23
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	22
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.813%	2/10/47	50	39
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	242
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	206
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	95
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	142
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	96
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	188
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	137
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	23
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	206

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	182
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	134
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	253
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	70
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	40
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	30	29
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	23	22
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.250%	8/15/48	50	45
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	50	50
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	92
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	70
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	91
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	92
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	40
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	43
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	386
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	224
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	293
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	274
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	165
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	189
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	132
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	386
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	6	6
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	14	13
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	49
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	47
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	15	15
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	25
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	5	5
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	31	31
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	48
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	32
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	46
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.321%	6/25/24	121	118
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	26
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.680%	3/25/33	200	157
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	143	137
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	85	85
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.004%	7/25/23	12	12
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	94	91
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	88	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	16	16
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	48	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	62	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	102	99
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	199	191
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	67	63
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.896%	5/25/25	145	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	135	129
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	66	64
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	127	121
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	85	82
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	237	220
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.528%	9/25/26	233	216
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.594%	9/25/26	58	54
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	61	57
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	68	64
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	188	176
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	41	39
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	293	272
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	151	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.165%	6/25/27	198	187
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.958%	11/25/27	70	65
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.899%	2/25/27	129	121
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.638%	12/25/26	141	131
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.172%	4/25/29	53	49

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	212	200
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	427	404
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.469%	7/25/28	125	118
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	289	269
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.758%	8/25/30	50	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.866%	9/25/30	158	151
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.701%	8/25/28	167	160
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.166%	3/25/28	126	118
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.130%	3/25/28	92	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.665%	9/25/28	176	168
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	393	361
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	241	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.745%	11/25/28	182	174
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	196	184
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	191	177
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	294	270
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	836
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	246	207
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	336	298
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	82
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	204
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	111	97
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.361%	10/25/30	275	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	48
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	178
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.656%	4/25/31	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	225
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/30	50	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.287%	1/25/31	225	179
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/31	325	260
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	2.003%	1/25/32	225	185
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	60
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	80
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	130
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	123
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.171%	2/25/30	66	60
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	3.002%	1/25/28	403	374
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	2	2
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.625%	7/25/24	89	87
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.205%	11/25/27	235	220
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	59	59
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	50	49
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	1	1
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	7	7
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	31	30
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	72	70
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	50	48
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	100	98
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	49
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	34
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	23
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	47
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	98
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	95
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	147
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	178
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	136
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	2	2
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	8	8
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	3	3
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	13	13
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	83	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	81	78
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	23	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	14	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	37
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	99	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1520	2.007%	7/25/35	49	41
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	278	276
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	197	194
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.023%	1/25/25	158	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.205%	3/25/25	175	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	145
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	314
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	120
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	193
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	285
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	411
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	142
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	472
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	118
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	216
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	144
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	340
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	339
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,658
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	265
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	189
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	426
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	368
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	252
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	250
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	201

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	399
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	329
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	312
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	268
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	388
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	352
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	259
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	326
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	143
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	142
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	581
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	210
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	330
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	167
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	85
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	648
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	161
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	77
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	4/25/60	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	73
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	171

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	96
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	61	61
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	82	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	137	134
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	171	167
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	242	235
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	874
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	263	256
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	205	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	494	467
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	110
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	86
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	43
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	132
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	110
[2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	159	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	373
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	281
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	72
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	44
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	78	77
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	175	172
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	74
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	100	98
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	50
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	41	41
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	39	39
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-1	0.350%	10/16/25	28	27
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	37	35
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	84	80
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	75	72
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	123
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	27	27
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	250	233

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	45
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	49
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	197
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	142
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	47
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	94
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	69
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	181
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	69
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	227
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	89
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	131
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	237
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	107
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.086%	7/10/46	10	10
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	134	132
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	48
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	120
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	215
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	144
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	107
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	61
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	98
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	19	19
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	51	49
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	57	55
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	46
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	45
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	42
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	86
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	59
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	40
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	29
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	19
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.636%	9/10/47	25	21
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	42
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	99	96
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	24
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	40	39
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	77	75
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	63	60
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	100	96
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	24
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	47
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	1	1
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	4	4
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	18	17
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	30	29
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	50	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	74
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	23
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	24
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	87	83
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	173
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	93
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	73
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	71
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	225
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	66
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	44
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	93	88
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	72	71
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	168
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	167
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	56
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	118
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	94
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	77
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	17	17
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	125
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	24
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	82
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	192
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	94
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	117
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	34
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	24
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	49
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	45
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	71
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	46
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	45
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	35	34
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	19	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	41	40
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	23	22
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	51	49
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	36	35
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.893%	2/15/47	30	27
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	41
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	175
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	368
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	91
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	91
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	86
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	21
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	69
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	212
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	143
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	68

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	40
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	44
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	44
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	22
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	34	33
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	74
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.710%	2/15/29	50	49
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	15	15
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	64	62
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	74
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	114
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.284%	8/15/46	40	40
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	189
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	95
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	119
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	209
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	135
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	73	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	70
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	181
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	227
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	138
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	91
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	3	3
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	13	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	12	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	30	29
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	17	17
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	48	46
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	33	32
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	21	21
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	38	37
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.037%	2/15/47	100	98
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.439%	6/15/47	50	44
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.575%	10/15/47	50	47
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	46
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	46
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	146
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	70
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	92
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	184
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	46
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	222
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	139
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	173
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	52
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	60
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	137
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	121

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.921%	4/15/55	150	133
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	72
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	22
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	20
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	103
[2]	MSWF Commercial Mortgage Trust Class As Series 2023-1	6.199%	5/15/56	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	50	49
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	75	73
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	99
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	27	26
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	46
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	23
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	150	148
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	61	61
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	73
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	48
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	24
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	15	14
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	49	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	47
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	57
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	47
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	193
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	20	20
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	1	1
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	5	5
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	15	15
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	225	218
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	114	110
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	100	96
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	73
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	44	44
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	23
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	13	13
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	84
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	110
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	91
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	135
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	159
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	138
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	134
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	165
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	70
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	213
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	118
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	255
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	89
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	107
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	65
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	89
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	115
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	92
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	45
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	43
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	67
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	55
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	90
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	69

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	22
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	525
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	329
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	141
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	193
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	97
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	172
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	74
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	160
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	56	55
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	124	120
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	1	1
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	134
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	38
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	92
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	154	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	166
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	166
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	193
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	304
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	69
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	137
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	227
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	255
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	187
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	70
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	142
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	174
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	173
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	87
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	40
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	73
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	261
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	176
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	159
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	164
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	232
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	139
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	41
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	81
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	70
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	47
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	29
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	71
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	47
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	87
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	22
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	80
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	38	37
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	44	43
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	9	9
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	21	20
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	9	9
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	51	49
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	29	28
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	59	56
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	45
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	52	50
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	22	22
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	144
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	62
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	138
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	27	25
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	19
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	49
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	25
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	1	1
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	3	3
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	4	4
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	18	17
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	4	4
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	23
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[2]	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	50	49
[2]	World Omni Auto Receivables Trust Ciass A4 Series 2023-B	4.680%	5/15/29	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	2	2
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	11	11
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	19	19
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	55	53
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	85	82
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	100	96
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	72
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	74
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	23
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	32	32
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $117,287)					105,391
Corporate Bonds (26.9%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	152
	Activision Blizzard Inc.	1.350%	9/15/30	150	120
	Activision Blizzard Inc.	4.500%	6/15/47	200	184
	Activision Blizzard Inc.	2.500%	9/15/50	300	193
	Alphabet Inc.	0.450%	8/15/25	500	457
	Alphabet Inc.	0.800%	8/15/27	500	433
	Alphabet Inc.	1.100%	8/15/30	500	404
	Alphabet Inc.	1.900%	8/15/40	200	138
	Alphabet Inc.	2.250%	8/15/60	500	304
	America Movil SAB de CV	3.625%	4/22/29	200	183
	America Movil SAB de CV	2.875%	5/7/30	200	174
	America Movil SAB de CV	4.700%	7/21/32	250	241
	America Movil SAB de CV	6.375%	3/1/35	300	328
	America Movil SAB de CV	6.125%	11/15/37	150	160
	America Movil SAB de CV	6.125%	3/30/40	200	213
	America Movil SAB de CV	4.375%	7/16/42	250	220
	America Movil SAB de CV	4.375%	4/22/49	200	174
	AT&T Inc.	3.875%	1/15/26	400	387
	AT&T Inc.	5.539%	2/20/26	250	250
	AT&T Inc.	1.700%	3/25/26	500	456
	AT&T Inc.	3.800%	2/15/27	700	669
	AT&T Inc.	2.300%	6/1/27	450	405
	AT&T Inc.	1.650%	2/1/28	500	430
	AT&T Inc.	4.100%	2/15/28	402	385
	AT&T Inc.	4.350%	3/1/29	650	624
	AT&T Inc.	4.300%	2/15/30	460	437
	AT&T Inc.	2.750%	6/1/31	450	380
	AT&T Inc.	2.250%	2/1/32	600	477
	AT&T Inc.	2.550%	12/1/33	472	369
	AT&T Inc.	4.500%	5/15/35	200	184
	AT&T Inc.	4.900%	8/15/37	300	281
	AT&T Inc.	4.850%	3/1/39	480	442
	AT&T Inc.	3.500%	6/1/41	500	384
	AT&T Inc.	4.300%	12/15/42	271	230
	AT&T Inc.	4.750%	5/15/46	723	639
	AT&T Inc.	5.150%	11/15/46	736	685
	AT&T Inc.	4.500%	3/9/48	400	338
	AT&T Inc.	3.650%	6/1/51	867	636
	AT&T Inc.	3.500%	9/15/53	1,764	1,249
	AT&T Inc.	3.550%	9/15/55	1,550	1,085
	AT&T Inc.	3.800%	12/1/57	968	700
	AT&T Inc.	3.650%	9/15/59	629	438
	AT&T Inc.	3.850%	6/1/60	416	302
	Baidu Inc.	3.075%	4/7/25	200	191
	Baidu Inc.	3.625%	7/6/27	200	188
	Baidu Inc.	3.425%	4/7/30	200	179
	Baidu Inc.	2.375%	8/23/31	200	163
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	1,000	988
	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	69
	Booking Holdings Inc.	3.650%	3/15/25	100	97
	Booking Holdings Inc.	3.600%	6/1/26	225	217
	Booking Holdings Inc.	3.550%	3/15/28	100	94
	Booking Holdings Inc.	4.625%	4/13/30	300	293
	British Telecommunications plc	9.625%	12/15/30	516	633
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	834
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	211

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	208
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	215
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	266
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	176
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	175	171
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	298
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	167
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	424
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	372
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	342
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	275	216
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	489
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	254
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	326
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	242
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	71
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	182
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	135
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	154
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	160
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.375%	8/15/25	500	483
Comcast Corp.	3.950%	10/15/25	625	609
Comcast Corp.	3.150%	3/1/26	400	383
Comcast Corp.	2.350%	1/15/27	495	455
Comcast Corp.	3.300%	2/1/27	400	380
Comcast Corp.	3.300%	4/1/27	150	142
Comcast Corp.	3.150%	2/15/28	325	303
Comcast Corp.	4.150%	10/15/28	950	921
Comcast Corp.	4.550%	1/15/29	200	196
Comcast Corp.	4.250%	10/15/30	350	337
Comcast Corp.	1.950%	1/15/31	500	409
Comcast Corp.	1.500%	2/15/31	500	398
Comcast Corp.	4.250%	1/15/33	275	261
Comcast Corp.	4.800%	5/15/33	200	198
Comcast Corp.	4.200%	8/15/34	175	163
Comcast Corp.	5.650%	6/15/35	1,065	1,116
Comcast Corp.	4.400%	8/15/35	150	141
Comcast Corp.	3.200%	7/15/36	225	185
Comcast Corp.	6.450%	3/15/37	175	192
Comcast Corp.	4.600%	10/15/38	550	513
Comcast Corp.	3.250%	11/1/39	250	198
Comcast Corp.	3.750%	4/1/40	300	253
Comcast Corp.	4.650%	7/15/42	370	341
Comcast Corp.	3.400%	7/15/46	200	152
Comcast Corp.	3.969%	11/1/47	1,086	902
Comcast Corp.	4.000%	3/1/48	200	167
Comcast Corp.	4.700%	10/15/48	38	36
Comcast Corp.	3.999%	11/1/49	268	222
Comcast Corp.	3.450%	2/1/50	400	305
Comcast Corp.	2.800%	1/15/51	300	198
Comcast Corp.	2.887%	11/1/51	882	592
Comcast Corp.	5.350%	5/15/53	283	288
Comcast Corp.	2.937%	11/1/56	853	556
Comcast Corp.	4.950%	10/15/58	238	229
Comcast Corp.	2.987%	11/1/63	847	537
Comcast Corp.	5.500%	5/15/64	248	251
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	928
Discovery Communications LLC	3.900%	11/15/24	150	146
Discovery Communications LLC	3.950%	6/15/25	303	291
Discovery Communications LLC	3.950%	3/20/28	400	372
Discovery Communications LLC	5.000%	9/20/37	325	278
Discovery Communications LLC	6.350%	6/1/40	150	146
Discovery Communications LLC	5.200%	9/20/47	225	185
Discovery Communications LLC	5.300%	5/15/49	75	62
Discovery Communications LLC	4.650%	5/15/50	200	152
Discovery Communications LLC	4.000%	9/15/55	269	178
Electronic Arts Inc.	4.800%	3/1/26	100	99
Expedia Group Inc.	5.000%	2/15/26	150	148
Expedia Group Inc.	4.625%	8/1/27	150	146
Expedia Group Inc.	3.250%	2/15/30	250	217
Expedia Group Inc.	2.950%	3/15/31	81	69
Fox Corp.	3.050%	4/7/25	100	96
Fox Corp.	4.709%	1/25/29	375	365
Fox Corp.	3.500%	4/8/30	150	135
Fox Corp.	5.476%	1/25/39	250	234
Fox Corp.	5.576%	1/25/49	325	304
Grupo Televisa SAB	4.625%	1/30/26	100	97
Grupo Televisa SAB	6.625%	1/15/40	125	130
Grupo Televisa SAB	5.000%	5/13/45	225	194
Grupo Televisa SAB	5.250%	5/24/49	200	180
Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	207
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	96
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	97
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	164
Koninklijke KPN NV	8.375%	10/1/30	125	144
Meta Platforms Inc.	3.500%	8/15/27	200	190
Meta Platforms Inc.	4.600%	5/15/28	275	272
Meta Platforms Inc.	4.800%	5/15/30	200	200
Meta Platforms Inc.	3.850%	8/15/32	200	186
Meta Platforms Inc.	4.950%	5/15/33	300	300

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.450%	8/15/52	200	174
	Meta Platforms Inc.	5.600%	5/15/53	442	454
	Meta Platforms Inc.	4.650%	8/15/62	200	176
	Meta Platforms Inc.	5.750%	5/15/63	310	320
	NBCUniversal Media LLC	4.450%	1/15/43	225	202
	Netflix Inc.	4.375%	11/15/26	245	239
	Netflix Inc.	4.875%	4/15/28	409	405
	Netflix Inc.	5.875%	11/15/28	230	238
	Netflix Inc.	6.375%	5/15/29	85	90
[5]	Netflix Inc.	5.375%	11/15/29	147	147
[5]	Netflix Inc.	4.875%	6/15/30	125	123
	Omnicom Group Inc.	2.450%	4/30/30	150	126
	Omnicom Group Inc.	4.200%	6/1/30	100	94
	Omnicom Group Inc.	2.600%	8/1/31	200	166
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	146
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	240
	Orange SA	9.000%	3/1/31	550	676
	Orange SA	5.375%	1/13/42	325	323
	Orange SA	5.500%	2/6/44	200	203
	Paramount Global Inc.	4.750%	5/15/25	134	131
	Paramount Global Inc.	4.000%	1/15/26	400	381
	Paramount Global Inc.	2.900%	1/15/27	279	251
	Paramount Global Inc.	3.375%	2/15/28	100	89
	Paramount Global Inc.	3.700%	6/1/28	100	89
	Paramount Global Inc.	4.950%	1/15/31	250	226
	Paramount Global Inc.	4.200%	5/19/32	200	168
	Paramount Global Inc.	5.500%	5/15/33	75	69
	Paramount Global Inc.	6.875%	4/30/36	240	233
	Paramount Global Inc.	4.850%	7/1/42	225	167
	Paramount Global Inc.	4.375%	3/15/43	256	181
	Paramount Global Inc.	5.850%	9/1/43	225	192
	Paramount Global Inc.	4.900%	8/15/44	100	74
	Paramount Global Inc.	4.950%	5/19/50	250	187
	Rogers Communications Inc.	3.625%	12/15/25	125	118
	Rogers Communications Inc.	2.900%	11/15/26	100	92
[5]	Rogers Communications Inc.	3.200%	3/15/27	200	186
[5]	Rogers Communications Inc.	3.800%	3/15/32	400	350
[5]	Rogers Communications Inc.	4.500%	3/15/42	200	166
	Rogers Communications Inc.	4.500%	3/15/43	265	220
	Rogers Communications Inc.	5.000%	3/15/44	190	168
	Rogers Communications Inc.	4.350%	5/1/49	250	199
	Rogers Communications Inc.	3.700%	11/15/49	150	107
[5]	Rogers Communications Inc.	4.550%	3/15/52	400	323
	Sprint Capital Corp.	6.875%	11/15/28	250	265
	Sprint Capital Corp.	8.750%	3/15/32	448	541
	Sprint LLC	7.625%	2/15/25	245	250
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	193
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	189
	Telefonica Emisiones SA	4.103%	3/8/27	250	240
	Telefonica Emisiones SA	7.045%	6/20/36	475	519
	Telefonica Emisiones SA	4.665%	3/6/38	200	170
	Telefonica Emisiones SA	5.213%	3/8/47	550	479
	Telefonica Emisiones SA	4.895%	3/6/48	250	209
	Telefonica Europe BV	8.250%	9/15/30	250	289
	TELUS Corp.	2.800%	2/16/27	100	92
	TELUS Corp.	3.400%	5/13/32	100	86
	TELUS Corp.	4.300%	6/15/49	200	163
	Tencent Music Entertainment Group	2.000%	9/3/30	200	158
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	220
	Time Warner Cable LLC	6.550%	5/1/37	200	192
	Time Warner Cable LLC	7.300%	7/1/38	50	51
	Time Warner Cable LLC	6.750%	6/15/39	400	384
	Time Warner Cable LLC	5.875%	11/15/40	425	376
	Time Warner Cable LLC	5.500%	9/1/41	250	209
	Time Warner Cable LLC	4.500%	9/15/42	250	187
	T-Mobile USA Inc.	3.500%	4/15/25	600	577
	T-Mobile USA Inc.	1.500%	2/15/26	200	181
	T-Mobile USA Inc.	2.250%	2/15/26	339	312
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
T-Mobile USA Inc.	2.625%	4/15/26	104	96
T-Mobile USA Inc.	3.750%	4/15/27	800	758
T-Mobile USA Inc.	5.375%	4/15/27	70	70
T-Mobile USA Inc.	4.750%	2/1/28	200	194
T-Mobile USA Inc.	2.050%	2/15/28	250	217
T-Mobile USA Inc.	4.950%	3/15/28	70	69
T-Mobile USA Inc.	4.800%	7/15/28	200	196
T-Mobile USA Inc.	2.625%	2/15/29	140	122
T-Mobile USA Inc.	2.400%	3/15/29	100	86
T-Mobile USA Inc.	3.375%	4/15/29	110	99
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,401
T-Mobile USA Inc.	2.550%	2/15/31	900	748
T-Mobile USA Inc.	2.875%	2/15/31	186	158
T-Mobile USA Inc.	3.500%	4/15/31	395	348
T-Mobile USA Inc.	2.250%	11/15/31	500	400
T-Mobile USA Inc.	2.700%	3/15/32	200	166
T-Mobile USA Inc.	5.200%	1/15/33	300	298
T-Mobile USA Inc.	5.050%	7/15/33	460	452
T-Mobile USA Inc.	4.375%	4/15/40	400	354
T-Mobile USA Inc.	3.000%	2/15/41	155	113
T-Mobile USA Inc.	4.500%	4/15/50	600	515
T-Mobile USA Inc.	3.300%	2/15/51	1,000	702
T-Mobile USA Inc.	3.400%	10/15/52	575	410
T-Mobile USA Inc.	5.650%	1/15/53	158	160
T-Mobile USA Inc.	5.750%	1/15/54	221	227
T-Mobile USA Inc.	3.600%	11/15/60	200	140
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	286
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	155
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	68
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	180
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	103
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	176
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	216
Verisign Inc.	2.700%	6/15/31	200	167
Verizon Communications Inc.	3.376%	2/15/25	250	242
Verizon Communications Inc.	0.850%	11/20/25	500	451
Verizon Communications Inc.	1.450%	3/20/26	500	453
Verizon Communications Inc.	2.625%	8/15/26	475	442
Verizon Communications Inc.	4.125%	3/16/27	700	680
Verizon Communications Inc.	3.000%	3/22/27	150	140
Verizon Communications Inc.	2.100%	3/22/28	600	527
Verizon Communications Inc.	4.329%	9/21/28	829	799
Verizon Communications Inc.	4.016%	12/3/29	727	678
Verizon Communications Inc.	3.150%	3/22/30	310	276
Verizon Communications Inc.	1.680%	10/30/30	527	417
Verizon Communications Inc.	1.750%	1/20/31	500	394
Verizon Communications Inc.	2.550%	3/21/31	800	668
Verizon Communications Inc.	2.355%	3/15/32	933	750
Verizon Communications Inc.	5.050%	5/9/33	177	175
Verizon Communications Inc.	4.500%	8/10/33	575	542
Verizon Communications Inc.	4.400%	11/1/34	325	300
Verizon Communications Inc.	4.272%	1/15/36	256	231
Verizon Communications Inc.	4.812%	3/15/39	350	327
Verizon Communications Inc.	2.650%	11/20/40	700	487
Verizon Communications Inc.	3.400%	3/22/41	600	463
Verizon Communications Inc.	2.850%	9/3/41	200	142
Verizon Communications Inc.	4.750%	11/1/41	200	184
Verizon Communications Inc.	4.125%	8/15/46	250	206
Verizon Communications Inc.	4.862%	8/21/46	639	586
Verizon Communications Inc.	4.522%	9/15/48	176	155
Verizon Communications Inc.	4.000%	3/22/50	250	203
Verizon Communications Inc.	2.875%	11/20/50	500	326
Verizon Communications Inc.	3.550%	3/22/51	900	672
Verizon Communications Inc.	2.987%	10/30/56	900	572
Verizon Communications Inc.	3.000%	11/20/60	500	313
Verizon Communications Inc.	3.700%	3/22/61	500	364
Vodafone Group plc	4.375%	5/30/28	103	101
Vodafone Group plc	7.875%	2/15/30	150	172
Vodafone Group plc	6.250%	11/30/32	100	106
Vodafone Group plc	6.150%	2/27/37	200	209
Vodafone Group plc	4.375%	2/19/43	275	231

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vodafone Group plc	4.875%	6/19/49	350	310
Vodafone Group plc	4.250%	9/17/50	300	241
Vodafone Group plc	5.625%	2/10/53	110	108
Vodafone Group plc	5.125%	6/19/59	100	89
Walt Disney Co.	3.350%	3/24/25	345	334
Walt Disney Co.	3.700%	10/15/25	125	121
Walt Disney Co.	1.750%	1/13/26	300	278
Walt Disney Co.	2.200%	1/13/28	200	181
Walt Disney Co.	2.000%	9/1/29	400	340
Walt Disney Co.	3.800%	3/22/30	240	227
Walt Disney Co.	2.650%	1/13/31	700	609
Walt Disney Co.	6.200%	12/15/34	400	441
Walt Disney Co.	6.400%	12/15/35	149	168
Walt Disney Co.	6.650%	11/15/37	200	232
Walt Disney Co.	4.625%	3/23/40	75	72
Walt Disney Co.	3.500%	5/13/40	400	330
Walt Disney Co.	5.400%	10/1/43	100	102
Walt Disney Co.	4.750%	9/15/44	175	166
Walt Disney Co.	2.750%	9/1/49	275	186
Walt Disney Co.	4.700%	3/23/50	395	378
Walt Disney Co.	3.600%	1/13/51	400	318
Walt Disney Co.	3.800%	5/13/60	300	241
Warnermedia Holdings Inc.	3.638%	3/15/25	300	289
Warnermedia Holdings Inc.	3.755%	3/15/27	800	746
Warnermedia Holdings Inc.	4.054%	3/15/29	300	274
Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	886
Warnermedia Holdings Inc.	5.050%	3/15/42	900	755
Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,142
Warnermedia Holdings Inc.	5.391%	3/15/62	600	488
Weibo Corp.	3.500%	7/5/24	200	194
Weibo Corp.	3.375%	7/8/30	200	160
WPP Finance 2010	3.750%	9/19/24	200	194
				95,860
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	215
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	387
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	372
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	244
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	258
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	167
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	177
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	129
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	79
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	185
Amazon.com Inc.	2.800%	8/22/24	250	243
Amazon.com Inc.	3.800%	12/5/24	120	118
Amazon.com Inc.	3.000%	4/13/25	200	193
Amazon.com Inc.	0.800%	6/3/25	285	263
Amazon.com Inc.	5.200%	12/3/25	225	226
Amazon.com Inc.	1.000%	5/12/26	600	540
Amazon.com Inc.	3.300%	4/13/27	600	572
Amazon.com Inc.	1.200%	6/3/27	285	250
Amazon.com Inc.	3.150%	8/22/27	725	682
Amazon.com Inc.	4.550%	12/1/27	500	497
Amazon.com Inc.	1.650%	5/12/28	500	437
Amazon.com Inc.	3.450%	4/13/29	400	377
Amazon.com Inc.	1.500%	6/3/30	405	333
Amazon.com Inc.	2.100%	5/12/31	500	420
Amazon.com Inc.	3.600%	4/13/32	500	466
Amazon.com Inc.	4.700%	12/1/32	500	504
Amazon.com Inc.	4.800%	12/5/34	225	230
Amazon.com Inc.	3.875%	8/22/37	600	548
Amazon.com Inc.	2.875%	5/12/41	500	386
Amazon.com Inc.	4.050%	8/22/47	600	538
Amazon.com Inc.	2.500%	6/3/50	800	531
Amazon.com Inc.	3.100%	5/12/51	700	522
Amazon.com Inc.	3.950%	4/13/52	400	348
Amazon.com Inc.	2.700%	6/3/60	400	257
Amazon.com Inc.	3.250%	5/12/61	200	145
Amazon.com Inc.	4.100%	4/13/62	400	345
American Honda Finance Corp.	0.550%	7/12/24	500	475
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	2.150%	9/10/24	125	120
	American Honda Finance Corp.	4.600%	4/17/25	200	198
	American Honda Finance Corp.	1.200%	7/8/25	200	184
	American Honda Finance Corp.	2.350%	1/8/27	100	92
	American Honda Finance Corp.	2.000%	3/24/28	100	88
	American Honda Finance Corp.	2.250%	1/12/29	100	87
	American Honda Finance Corp.	4.600%	4/17/30	200	196
	American Honda Finance Corp.	1.800%	1/13/31	300	243
[2]	American University	3.672%	4/1/49	110	88
	Aptiv plc	4.350%	3/15/29	50	48
	Aptiv plc	4.400%	10/1/46	50	39
	Aptiv plc	5.400%	3/15/49	50	44
	Aptiv plc	3.100%	12/1/51	250	157
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	171
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	152
	AutoNation Inc.	3.500%	11/15/24	205	198
	AutoNation Inc.	4.500%	10/1/25	150	144
	AutoNation Inc.	3.800%	11/15/27	75	69
	AutoNation Inc.	3.850%	3/1/32	250	212
	AutoZone Inc.	3.250%	4/15/25	132	126
	AutoZone Inc.	3.750%	6/1/27	100	95
	AutoZone Inc.	3.750%	4/18/29	100	92
	AutoZone Inc.	4.000%	4/15/30	250	232
	AutoZone Inc.	1.650%	1/15/31	200	156
	AutoZone Inc.	4.750%	8/1/32	200	193
	Best Buy Co. Inc.	4.450%	10/1/28	200	194
	BorgWarner Inc.	3.375%	3/15/25	75	72
	BorgWarner Inc.	2.650%	7/1/27	200	182
	BorgWarner Inc.	4.375%	3/15/45	100	80
	Brunswick Corp.	0.850%	8/18/24	200	189
	California Endowment	2.498%	4/1/51	50	32
	California Institute of Technology	4.321%	8/1/45	70	64
	California Institute of Technology	4.700%	11/1/11	50	44
	California Institute of Technology	3.650%	9/1/19	100	68
	Claremont Mckenna College	3.775%	1/1/22	150	104
	Darden Restaurants Inc.	3.850%	5/1/27	200	191
	Darden Restaurants Inc.	4.550%	2/15/48	50	42
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	164
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	69
	DR Horton Inc.	2.500%	10/15/24	100	96
[2]	Duke University	2.682%	10/1/44	100	74
[2]	Duke University	2.757%	10/1/50	50	35
[2]	Duke University	2.832%	10/1/55	125	87
	eBay Inc.	3.450%	8/1/24	125	122
	eBay Inc.	1.900%	3/11/25	180	169
	eBay Inc.	1.400%	5/10/26	200	181
	eBay Inc.	3.600%	6/5/27	300	284
	eBay Inc.	2.700%	3/11/30	200	172
	eBay Inc.	2.600%	5/10/31	200	167
	eBay Inc.	4.000%	7/15/42	200	159
	eBay Inc.	3.650%	5/10/51	200	147
	Emory University	2.143%	9/1/30	150	126
	Emory University	2.969%	9/1/50	50	36
	Ford Foundation	2.415%	6/1/50	60	40
	Ford Foundation	2.815%	6/1/70	150	94
	Fortune Brands Innovations Inc.	4.000%	6/15/25	233	225
	Fortune Brands Innovations Inc.	3.250%	9/15/29	50	44
	General Motors Co.	6.125%	10/1/25	600	604
	General Motors Co.	6.800%	10/1/27	100	104
	General Motors Co.	5.600%	10/15/32	200	194
	General Motors Co.	5.000%	4/1/35	165	150
	General Motors Co.	6.600%	4/1/36	250	257
	General Motors Co.	5.150%	4/1/38	225	201
	General Motors Co.	6.250%	10/2/43	210	206
	General Motors Co.	5.200%	4/1/45	230	196
	General Motors Co.	5.400%	4/1/48	200	173
	General Motors Co.	5.950%	4/1/49	175	163
	General Motors Financial Co. Inc.	1.200%	10/15/24	200	188
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	193
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	910
	General Motors Financial Co. Inc.	3.800%	4/7/25	250	241

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	317
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	141
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	148
	General Motors Financial Co. Inc.	5.400%	4/6/26	200	198
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	177
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	312
	General Motors Financial Co. Inc.	5.000%	4/9/27	250	243
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	443
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	172
	General Motors Financial Co. Inc.	2.400%	10/15/28	200	170
	General Motors Financial Co. Inc.	4.300%	4/6/29	500	459
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	606
	General Motors Financial Co. Inc.	2.350%	1/8/31	300	235
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	159
	General Motors Financial Co. Inc.	6.400%	1/9/33	100	102
	George Washington University	4.126%	9/15/48	150	129
	Georgetown University	4.315%	4/1/49	68	60
	Georgetown University	2.943%	4/1/50	100	68
	Georgetown University	5.215%	10/1/18	59	54
	Harley-Davidson Inc.	3.500%	7/28/25	100	96
	Harley-Davidson Inc.	4.625%	7/28/45	125	95
	Hasbro Inc.	3.900%	11/19/29	350	317
	Hasbro Inc.	6.350%	3/15/40	125	128
	Hasbro Inc.	5.100%	5/15/44	50	44
	Home Depot Inc.	2.700%	4/15/25	200	192
	Home Depot Inc.	2.500%	4/15/27	395	367
	Home Depot Inc.	2.800%	9/14/27	200	186
	Home Depot Inc.	2.950%	6/15/29	600	546
	Home Depot Inc.	2.700%	4/15/30	445	395
	Home Depot Inc.	1.375%	3/15/31	500	395
	Home Depot Inc.	1.875%	9/15/31	200	163
	Home Depot Inc.	3.250%	4/15/32	200	180
	Home Depot Inc.	4.500%	9/15/32	200	198
	Home Depot Inc.	5.875%	12/16/36	825	899
	Home Depot Inc.	3.300%	4/15/40	295	240
	Home Depot Inc.	5.950%	4/1/41	175	193
	Home Depot Inc.	4.200%	4/1/43	200	179
	Home Depot Inc.	4.875%	2/15/44	300	292
	Home Depot Inc.	4.400%	3/15/45	100	91
	Home Depot Inc.	4.250%	4/1/46	330	293
	Home Depot Inc.	3.900%	6/15/47	250	212
	Home Depot Inc.	4.500%	12/6/48	225	209
	Home Depot Inc.	3.350%	4/15/50	375	286
	Home Depot Inc.	2.375%	3/15/51	200	124
	Home Depot Inc.	2.750%	9/15/51	300	202
	Home Depot Inc.	3.625%	4/15/52	500	398
	Home Depot Inc.	4.950%	9/15/52	250	248
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	184
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	177
	Howard University	5.209%	10/1/52	50	41
	Hyatt Hotels Corp.	1.800%	10/1/24	200	191
	Hyatt Hotels Corp.	4.850%	3/15/26	200	196
	Hyatt Hotels Corp.	4.375%	9/15/28	75	71
	Hyatt Hotels Corp.	5.750%	4/23/30	200	201
	JD.com Inc.	3.875%	4/29/26	200	191
	JD.com Inc.	3.375%	1/14/30	200	179
[2]	Johns Hopkins University	4.083%	7/1/53	75	66
	Johns Hopkins University	4.705%	7/1/32	75	75
	Lear Corp.	3.800%	9/15/27	41	38
	Lear Corp.	4.250%	5/15/29	150	141
	Lear Corp.	3.500%	5/30/30	100	88
	Lear Corp.	5.250%	5/15/49	125	109
	Leggett & Platt Inc.	3.800%	11/15/24	100	97
	Leggett & Platt Inc.	3.500%	11/15/27	125	115
	Leggett & Platt Inc.	4.400%	3/15/29	75	71
	Leggett & Platt Inc.	3.500%	11/15/51	200	145
	Leland Stanford Junior University	3.647%	5/1/48	200	171
	Lennar Corp.	5.250%	6/1/26	200	198
	Lowe's Cos. Inc.	3.125%	9/15/24	100	97
	Lowe's Cos. Inc.	4.400%	9/8/25	150	147
	Lowe's Cos. Inc.	3.375%	9/15/25	200	192
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.800%	4/1/26	200	198
	Lowe's Cos. Inc.	2.500%	4/15/26	250	234
	Lowe's Cos. Inc.	3.100%	5/3/27	350	327
	Lowe's Cos. Inc.	1.300%	4/15/28	260	220
	Lowe's Cos. Inc.	1.700%	9/15/28	200	170
	Lowe's Cos. Inc.	6.500%	3/15/29	67	72
	Lowe's Cos. Inc.	3.650%	4/5/29	300	278
	Lowe's Cos. Inc.	4.500%	4/15/30	250	243
	Lowe's Cos. Inc.	1.700%	10/15/30	300	240
	Lowe's Cos. Inc.	2.625%	4/1/31	500	422
	Lowe's Cos. Inc.	3.750%	4/1/32	500	452
	Lowe's Cos. Inc.	5.000%	4/15/33	250	247
	Lowe's Cos. Inc.	5.150%	7/1/33	200	200
	Lowe's Cos. Inc.	2.800%	9/15/41	200	141
	Lowe's Cos. Inc.	4.250%	9/15/44	28	22
	Lowe's Cos. Inc.	3.700%	4/15/46	250	191
	Lowe's Cos. Inc.	4.050%	5/3/47	300	241
	Lowe's Cos. Inc.	3.000%	10/15/50	500	328
	Lowe's Cos. Inc.	4.250%	4/1/52	300	245
	Lowe's Cos. Inc.	5.625%	4/15/53	200	200
	Lowe's Cos. Inc.	5.750%	7/1/53	200	203
	Lowe's Cos. Inc.	4.450%	4/1/62	250	201
	Lowe's Cos. Inc.	5.800%	9/15/62	200	198
	Lowe's Cos. Inc.	5.850%	4/1/63	200	199
	Magna International Inc.	4.150%	10/1/25	100	97
	Magna International Inc.	2.450%	6/15/30	100	85
	Marriott International Inc.	3.750%	3/15/25	175	169
	Marriott International Inc.	3.750%	10/1/25	65	62
	Marriott International Inc.	3.125%	6/15/26	1,083	1,017
	Marriott International Inc.	4.000%	4/15/28	50	47
	Marriott International Inc.	4.625%	6/15/30	200	191
	Marriott International Inc.	2.850%	4/15/31	300	252
	Masco Corp.	3.500%	11/15/27	100	94
	Masco Corp.	1.500%	2/15/28	200	170
	Masco Corp.	7.750%	8/1/29	24	26
	Masco Corp.	2.000%	2/15/31	100	79
	Masco Corp.	4.500%	5/15/47	100	81
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	115
	Massachusetts Institute of Technology	2.989%	7/1/50	85	63
	Massachusetts Institute of Technology	3.067%	4/1/52	100	75
	Massachusetts Institute of Technology	5.600%	7/1/11	130	147
	Massachusetts Institute of Technology	4.678%	7/1/14	125	117
	Massachusetts Institute of Technology	3.885%	7/1/16	100	77
	McDonald's Corp.	3.300%	7/1/25	497	479
	McDonald's Corp.	3.700%	1/30/26	300	290
	McDonald's Corp.	3.500%	3/1/27	200	191
	McDonald's Corp.	3.500%	7/1/27	315	300
	McDonald's Corp.	3.800%	4/1/28	350	335
	McDonald's Corp.	2.625%	9/1/29	200	177
	McDonald's Corp.	2.125%	3/1/30	200	170
	McDonald's Corp.	3.600%	7/1/30	200	186
	McDonald's Corp.	4.700%	12/9/35	200	194
	McDonald's Corp.	6.300%	10/15/37	150	165
	McDonald's Corp.	6.300%	3/1/38	100	110
	McDonald's Corp.	5.700%	2/1/39	100	103
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	80
	McDonald's Corp.	4.600%	5/26/45	210	191
	McDonald's Corp.	4.875%	12/9/45	300	287
	McDonald's Corp.	4.450%	3/1/47	250	225
	McDonald's Corp.	4.450%	9/1/48	150	135
	McDonald's Corp.	3.625%	9/1/49	200	158
	McDonald's Corp.	4.200%	4/1/50	200	173
	MDC Holdings Inc.	2.500%	1/15/31	100	79
	MDC Holdings Inc.	6.000%	1/15/43	100	90

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	311
	Mohawk Industries Inc.	3.625%	5/15/30	125	113
	NIKE Inc.	2.400%	3/27/25	225	215
	NIKE Inc.	2.375%	11/1/26	200	186
	NIKE Inc.	2.750%	3/27/27	200	188
	NIKE Inc.	2.850%	3/27/30	200	181
	NIKE Inc.	3.625%	5/1/43	125	105
	NIKE Inc.	3.875%	11/1/45	225	197
	NIKE Inc.	3.375%	3/27/50	300	243
[2]	Northwestern University	4.643%	12/1/44	75	73
[2]	Northwestern University	2.640%	12/1/50	50	35
[2]	Northwestern University	3.662%	12/1/57	75	62
	NVR Inc.	3.000%	5/15/30	200	173
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	308
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	394
	President and Fellows of Harvard College	4.875%	10/15/40	225	227
	President and Fellows of Harvard College	3.150%	7/15/46	100	77
	President and Fellows of Harvard College	3.745%	11/15/52	100	86
	PulteGroup Inc.	5.500%	3/1/26	200	199
	PulteGroup Inc.	6.375%	5/15/33	300	312
	Ralph Lauren Corp.	3.750%	9/15/25	50	48
	Ralph Lauren Corp.	2.950%	6/15/30	200	176
	Rockefeller Foundation	2.492%	10/1/50	250	163
	Ross Stores Inc.	4.600%	4/15/25	200	196
	Ross Stores Inc.	1.875%	4/15/31	200	157
	Starbucks Corp.	2.450%	6/15/26	200	186
	Starbucks Corp.	3.500%	3/1/28	100	94
	Starbucks Corp.	4.000%	11/15/28	200	192
	Starbucks Corp.	3.550%	8/15/29	200	187
	Starbucks Corp.	2.250%	3/12/30	450	381
	Starbucks Corp.	2.550%	11/15/30	550	469
	Starbucks Corp.	4.300%	6/15/45	50	44
	Starbucks Corp.	3.750%	12/1/47	125	99
	Starbucks Corp.	4.500%	11/15/48	200	179
	Starbucks Corp.	3.350%	3/12/50	100	73
	Starbucks Corp.	3.500%	11/15/50	300	228
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	3.050%	3/15/32	200	160
	TJX Cos. Inc.	2.250%	9/15/26	350	323
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	235
	Toyota Motor Corp.	2.358%	7/2/24	100	97
	Toyota Motor Corp.	1.339%	3/25/26	500	454
	Toyota Motor Corp.	2.760%	7/2/29	100	90
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	189
	Toyota Motor Credit Corp.	4.400%	9/20/24	200	198
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	189
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	237
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	121
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	142
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	179
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	189
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	72
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	432
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	247
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	93
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	176
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	499
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	129
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	368
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	98
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	161
	Tractor Supply Co.	1.750%	11/1/30	200	159
	Trustees of Boston College	3.129%	7/1/52	100	74
[2]	Trustees of Boston University	4.061%	10/1/48	50	44
	Trustees of Princeton University	5.700%	3/1/39	150	166
	Trustees of Princeton University	2.516%	7/1/50	150	103
	Trustees of Princeton University	4.201%	3/1/52	100	93
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	130
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	45
[2]	University of Chicago	2.547%	4/1/50	100	68
	University of Chicago	3.000%	10/1/52	50	36
[2]	University of Chicago	4.003%	10/1/53	100	88
	University of Miami	4.063%	4/1/52	100	85
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	81
	University of Notre Dame du Lac	3.394%	2/15/48	125	102
[2]	University of Southern California	3.028%	10/1/39	100	80
[2]	University of Southern California	3.841%	10/1/47	100	86
	University of Southern California	2.945%	10/1/51	200	142
	University of Southern California	5.250%	10/1/11	100	100
	VF Corp.	2.400%	4/23/25	200	188
	VF Corp.	2.950%	4/23/30	200	165
	Washington University	3.524%	4/15/54	100	80
	Washington University	4.349%	4/15/22	50	41
	Whirlpool Corp.	3.700%	5/1/25	75	73
	Whirlpool Corp.	4.750%	2/26/29	150	146
	Whirlpool Corp.	5.500%	3/1/33	100	100
	Whirlpool Corp.	4.500%	6/1/46	100	81
	Whirlpool Corp.	4.600%	5/15/50	75	62
[2]	William Marsh Rice University	3.574%	5/15/45	150	126
	Yale University	0.873%	4/15/25	100	93
	Yale University	1.482%	4/15/30	100	83
	Yale University	2.402%	4/15/50	100	66
					65,375
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	107
	Altria Group Inc.	2.350%	5/6/25	150	141
	Altria Group Inc.	5.800%	2/14/39	120	117
	Altria Group Inc.	3.400%	2/4/41	500	350
	Altria Group Inc.	4.250%	8/9/42	275	215
	Altria Group Inc.	4.500%	5/2/43	125	100
	Altria Group Inc.	5.375%	1/31/44	350	329
	Altria Group Inc.	3.875%	9/16/46	425	298
	Altria Group Inc.	5.950%	2/14/49	155	147
	Altria Group Inc.	3.700%	2/4/51	750	503
	Altria Group Inc.	6.200%	2/14/59	70	68
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,012
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,164
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,557
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	97
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	413
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	452
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	484
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	463
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	931
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	255
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	196
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	129
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	317
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	605	562
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	542
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	632
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	150	139

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	162
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	169
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	187	170
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	188
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	86
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	99
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	41
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	116
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	134
BAT Capital Corp.	3.222%	8/15/24	650	631
BAT Capital Corp.	4.700%	4/2/27	330	320
BAT Capital Corp.	3.557%	8/15/27	875	806
BAT Capital Corp.	2.259%	3/25/28	500	429
BAT Capital Corp.	2.726%	3/25/31	500	398
BAT Capital Corp.	7.750%	10/19/32	100	110
BAT Capital Corp.	4.390%	8/15/37	525	420
BAT Capital Corp.	4.540%	8/15/47	575	424
BAT Capital Corp.	4.758%	9/6/49	250	189
BAT Capital Corp.	3.984%	9/25/50	300	202
Brown-Forman Corp.	3.500%	4/15/25	81	78
Brown-Forman Corp.	4.750%	4/15/33	200	201
Brown-Forman Corp.	4.500%	7/15/45	100	93
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	189
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	294
Campbell Soup Co.	3.950%	3/15/25	200	195
Campbell Soup Co.	3.300%	3/19/25	125	120
Campbell Soup Co.	4.150%	3/15/28	175	168
Campbell Soup Co.	4.800%	3/15/48	135	122
Campbell Soup Co.	3.125%	4/24/50	100	69
Church & Dwight Co. Inc.	3.150%	8/1/27	100	94
Church & Dwight Co. Inc.	3.950%	8/1/47	75	62
Clorox Co.	3.100%	10/1/27	50	46
Clorox Co.	3.900%	5/15/28	50	48
Clorox Co.	1.800%	5/15/30	50	41
Coca-Cola Co.	1.750%	9/6/24	100	97
Coca-Cola Co.	3.375%	3/25/27	200	193
Coca-Cola Co.	2.900%	5/25/27	559	529
Coca-Cola Co.	1.000%	3/15/28	500	430
Coca-Cola Co.	2.125%	9/6/29	125	110
Coca-Cola Co.	3.450%	3/25/30	250	236
Coca-Cola Co.	1.375%	3/15/31	500	401
Coca-Cola Co.	4.125%	3/25/40	100	93
Coca-Cola Co.	2.500%	6/1/40	200	151
Coca-Cola Co.	2.875%	5/5/41	500	396
Coca-Cola Co.	4.200%	3/25/50	175	166
Coca-Cola Co.	2.600%	6/1/50	300	210
Coca-Cola Co.	2.750%	6/1/60	325	224
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	121
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	177
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	150
Colgate-Palmolive Co.	3.100%	8/15/27	250	238
Colgate-Palmolive Co.	4.000%	8/15/45	150	136
Conagra Brands Inc.	4.600%	11/1/25	150	147
Conagra Brands Inc.	7.000%	10/1/28	75	80
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	100	96
Constellation Brands Inc.	4.750%	11/15/24	175	173
Constellation Brands Inc.	4.400%	11/15/25	100	98
Constellation Brands Inc.	3.700%	12/6/26	425	405
Constellation Brands Inc.	3.500%	5/9/27	150	142
Constellation Brands Inc.	3.600%	2/15/28	175	164
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	203
Constellation Brands Inc.	2.875%	5/1/30	356	309
Constellation Brands Inc.	2.250%	8/1/31	200	164
Constellation Brands Inc.	5.250%	11/15/48	225	216
Constellation Brands Inc.	3.750%	5/1/50	125	98
Costco Wholesale Corp.	3.000%	5/18/27	100	95
Costco Wholesale Corp.	1.375%	6/20/27	250	221
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,582
	Costco Wholesale Corp.	1.750%	4/20/32	200	162
	Delhaize America LLC	9.000%	4/15/31	100	120
	Diageo Capital plc	2.125%	10/24/24	200	191
	Diageo Capital plc	1.375%	9/29/25	200	184
	Diageo Capital plc	5.300%	10/24/27	250	254
	Diageo Capital plc	2.000%	4/29/30	200	169
	Diageo Capital plc	2.125%	4/29/32	200	163
	Diageo Capital plc	5.875%	9/30/36	50	54
	Diageo Capital plc	3.875%	4/29/43	250	212
	Dollar General Corp.	4.150%	11/1/25	105	102
	Dollar General Corp.	3.875%	4/15/27	150	143
	Dollar General Corp.	4.125%	5/1/28	150	143
	Dollar General Corp.	5.200%	7/5/28	200	198
	Dollar General Corp.	3.500%	4/3/30	100	90
	Dollar General Corp.	5.450%	7/5/33	200	198
	Dollar General Corp.	4.125%	4/3/50	350	274
	Dollar Tree Inc.	4.000%	5/15/25	200	194
	Dollar Tree Inc.	4.200%	5/15/28	300	284
	Estee Lauder Cos. Inc.	3.150%	3/15/27	367	349
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	108
	Estee Lauder Cos. Inc.	4.650%	5/15/33	200	197
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	82
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	89
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	88
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	91
	Flowers Foods Inc.	3.500%	10/1/26	75	70
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	87
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	200	153
	General Mills Inc.	4.200%	4/17/28	225	219
	General Mills Inc.	2.875%	4/15/30	150	133
	General Mills Inc.	2.250%	10/14/31	250	205
	General Mills Inc.	4.950%	3/29/33	200	198
	Haleon US Capital LLC	3.375%	3/24/27	250	234
	Haleon US Capital LLC	3.375%	3/24/29	250	227
	Haleon US Capital LLC	3.625%	3/24/32	1,000	897
	Hershey Co.	2.050%	11/15/24	55	53
	Hershey Co.	3.200%	8/21/25	65	63
	Hershey Co.	2.300%	8/15/26	100	93
	Hershey Co.	2.450%	11/15/29	130	114
	Hershey Co.	3.125%	11/15/49	150	111
	Hormel Foods Corp.	1.800%	6/11/30	200	167
	Hormel Foods Corp.	3.050%	6/3/51	200	142
	Ingredion Inc.	3.200%	10/1/26	100	93
	Ingredion Inc.	2.900%	6/1/30	175	151
	J M Smucker Co.	3.500%	3/15/25	175	169
	J M Smucker Co.	3.375%	12/15/27	150	140
	J M Smucker Co.	2.375%	3/15/30	100	85
	J M Smucker Co.	2.125%	3/15/32	100	80
	J M Smucker Co.	4.250%	3/15/35	100	91
	J M Smucker Co.	4.375%	3/15/45	125	108
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.500%	1/15/30	500	479
[5]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.750%	4/1/33	500	471
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	4.375%	2/2/52	400	282
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	6.500%	12/1/52	200	189
	Kellogg Co.	3.250%	4/1/26	125	119
	Kellogg Co.	3.400%	11/15/27	125	117
	Kellogg Co.	4.300%	5/15/28	100	97
	Kellogg Co.	7.450%	4/1/31	125	142
[5]	Kenvue Inc.	5.050%	3/22/28	200	202
[5]	Kenvue Inc.	4.900%	3/22/33	200	202
[5]	Kenvue Inc.	5.100%	3/22/43	200	203
[5]	Kenvue Inc.	5.050%	3/22/53	200	204
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	65
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	96
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	69

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	94
Keurig Dr Pepper Inc.	3.950%	4/15/29	250	236
Keurig Dr Pepper Inc.	3.200%	5/1/30	150	135
Keurig Dr Pepper Inc.	2.250%	3/15/31	250	206
Keurig Dr Pepper Inc.	4.050%	4/15/32	250	232
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	175
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	107
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	118
Keurig Dr Pepper Inc.	4.500%	4/15/52	250	220
Kimberly-Clark Corp.	3.050%	8/15/25	50	48
Kimberly-Clark Corp.	2.750%	2/15/26	100	95
Kimberly-Clark Corp.	1.050%	9/15/27	500	432
Kimberly-Clark Corp.	3.950%	11/1/28	50	49
Kimberly-Clark Corp.	3.200%	4/25/29	150	139
Kimberly-Clark Corp.	3.100%	3/26/30	155	141
Kimberly-Clark Corp.	2.000%	11/2/31	250	206
Kimberly-Clark Corp.	6.625%	8/1/37	250	294
Kimberly-Clark Corp.	5.300%	3/1/41	25	26
Kimberly-Clark Corp.	3.200%	7/30/46	175	131
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	37
Kraft Heinz Foods Co.	3.000%	6/1/26	350	330
Kraft Heinz Foods Co.	3.750%	4/1/30	200	186
Kraft Heinz Foods Co.	4.250%	3/1/31	200	190
Kraft Heinz Foods Co.	6.875%	1/26/39	100	112
Kraft Heinz Foods Co.	6.500%	2/9/40	250	270
Kraft Heinz Foods Co.	5.200%	7/15/45	800	759
Kraft Heinz Foods Co.	4.375%	6/1/46	450	383
Kraft Heinz Foods Co.	4.875%	10/1/49	350	319
Kraft Heinz Foods Co.	5.500%	6/1/50	250	248
Kroger Co.	3.500%	2/1/26	160	153
Kroger Co.	2.650%	10/15/26	140	130
Kroger Co.	3.700%	8/1/27	100	95
Kroger Co.	7.700%	6/1/29	50	56
Kroger Co.	8.000%	9/15/29	125	142
Kroger Co.	2.200%	5/1/30	100	83
Kroger Co.	7.500%	4/1/31	100	114
Kroger Co.	5.400%	7/15/40	50	48
Kroger Co.	5.000%	4/15/42	125	114
Kroger Co.	5.150%	8/1/43	100	92
Kroger Co.	4.450%	2/1/47	150	131
Kroger Co.	4.650%	1/15/48	225	198
Kroger Co.	3.950%	1/15/50	175	140
McCormick & Co. Inc.	3.150%	8/15/24	150	146
McCormick & Co. Inc.	3.400%	8/15/27	150	140
McCormick & Co. Inc.	2.500%	4/15/30	250	212
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	346
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	105
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	135
Molson Coors Beverage Co.	3.000%	7/15/26	375	350
Molson Coors Beverage Co.	5.000%	5/1/42	200	186
Molson Coors Beverage Co.	4.200%	7/15/46	375	309
Mondelez International Inc.	1.500%	5/4/25	100	93
Mondelez International Inc.	2.625%	3/17/27	200	185
Mondelez International Inc.	2.750%	4/13/30	115	101
Mondelez International Inc.	1.875%	10/15/32	500	389
Mondelez International Inc.	2.625%	9/4/50	250	162
PepsiCo Inc.	2.250%	3/19/25	265	253
PepsiCo Inc.	2.750%	4/30/25	200	191
PepsiCo Inc.	3.500%	7/17/25	452	440
PepsiCo Inc.	2.375%	10/6/26	225	211
PepsiCo Inc.	2.625%	3/19/27	100	93
PepsiCo Inc.	3.000%	10/15/27	325	306
PepsiCo Inc.	4.450%	5/15/28	200	200
PepsiCo Inc.	2.625%	7/29/29	200	180
PepsiCo Inc.	2.750%	3/19/30	345	311
PepsiCo Inc.	1.625%	5/1/30	200	166
PepsiCo Inc.	1.400%	2/25/31	200	161
PepsiCo Inc.	3.500%	3/19/40	175	148
PepsiCo Inc.	2.625%	10/21/41	200	151
PepsiCo Inc.	3.600%	8/13/42	100	85
PepsiCo Inc.	4.450%	4/14/46	300	289
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	3.450%	10/6/46	300	248
PepsiCo Inc.	4.000%	5/2/47	100	92
PepsiCo Inc.	3.375%	7/29/49	240	195
PepsiCo Inc.	2.875%	10/15/49	325	245
PepsiCo Inc.	3.875%	3/19/60	150	130
Philip Morris International Inc.	3.250%	11/10/24	250	243
Philip Morris International Inc.	5.125%	11/15/24	200	199
Philip Morris International Inc.	3.375%	8/11/25	150	144
Philip Morris International Inc.	5.000%	11/17/25	200	199
Philip Morris International Inc.	2.750%	2/25/26	305	287
Philip Morris International Inc.	5.125%	11/17/27	200	201
Philip Morris International Inc.	3.125%	3/2/28	100	92
Philip Morris International Inc.	3.375%	8/15/29	250	226
Philip Morris International Inc.	5.625%	11/17/29	200	204
Philip Morris International Inc.	2.100%	5/1/30	150	124
Philip Morris International Inc.	1.750%	11/1/30	500	396
Philip Morris International Inc.	5.750%	11/17/32	700	717
Philip Morris International Inc.	5.375%	2/15/33	200	200
Philip Morris International Inc.	6.375%	5/16/38	200	219
Philip Morris International Inc.	4.375%	11/15/41	500	427
Philip Morris International Inc.	4.500%	3/20/42	125	108
Philip Morris International Inc.	3.875%	8/21/42	25	20
Pilgrim's Pride Corp.	3.500%	3/1/32	500	398
Procter & Gamble Co.	0.550%	10/29/25	300	272
Procter & Gamble Co.	2.800%	3/25/27	500	471
Procter & Gamble Co.	3.000%	3/25/30	500	463
Procter & Gamble Co.	1.200%	10/29/30	300	243
Procter & Gamble Co.	5.550%	3/5/37	150	167
Procter & Gamble Co.	3.550%	3/25/40	188	166
Procter & Gamble Co.	3.500%	10/25/47	169	143
Reynolds American Inc.	4.450%	6/12/25	525	510
Reynolds American Inc.	5.700%	8/15/35	175	165
Reynolds American Inc.	7.250%	6/15/37	100	105
Reynolds American Inc.	6.150%	9/15/43	75	72
Reynolds American Inc.	5.850%	8/15/45	450	401
Sysco Corp.	3.750%	10/1/25	75	73
Sysco Corp.	3.300%	7/15/26	250	236
Sysco Corp.	3.250%	7/15/27	175	164
Sysco Corp.	2.400%	2/15/30	100	85
Sysco Corp.	5.950%	4/1/30	166	174
Sysco Corp.	6.600%	4/1/40	175	189
Sysco Corp.	4.500%	4/1/46	200	170
Sysco Corp.	4.450%	3/15/48	100	85
Sysco Corp.	6.600%	4/1/50	250	285
Sysco Corp.	3.150%	12/14/51	250	173
Target Corp.	3.500%	7/1/24	325	319
Target Corp.	2.250%	4/15/25	200	191
Target Corp.	2.500%	4/15/26	175	166
Target Corp.	1.950%	1/15/27	100	92
Target Corp.	3.375%	4/15/29	200	187
Target Corp.	2.650%	9/15/30	250	218
Target Corp.	4.500%	9/15/32	200	195
Target Corp.	6.500%	10/15/37	103	117
Target Corp.	7.000%	1/15/38	125	151
Target Corp.	3.900%	11/15/47	300	253
Target Corp.	4.800%	1/15/53	250	239
Tyson Foods Inc.	3.950%	8/15/24	600	589
Tyson Foods Inc.	4.000%	3/1/26	100	97
Tyson Foods Inc.	3.550%	6/2/27	275	259
Tyson Foods Inc.	4.350%	3/1/29	280	267
Tyson Foods Inc.	5.150%	8/15/44	200	182
Tyson Foods Inc.	5.100%	9/28/48	275	250
Unilever Capital Corp.	3.375%	3/22/25	100	97
Unilever Capital Corp.	3.100%	7/30/25	225	216
Unilever Capital Corp.	2.000%	7/28/26	125	115
Unilever Capital Corp.	1.375%	9/14/30	300	241
Unilever Capital Corp.	1.750%	8/12/31	500	404
Unilever Capital Corp.	5.900%	11/15/32	200	219
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	365
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	305
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	228

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Walmart Inc.	2.850%	7/8/24	275	268
Walmart Inc.	2.650%	12/15/24	200	193
Walmart Inc.	3.550%	6/26/25	309	301
Walmart Inc.	3.900%	9/9/25	225	220
Walmart Inc.	4.000%	4/15/26	100	98
Walmart Inc.	3.050%	7/8/26	250	239
Walmart Inc.	1.050%	9/17/26	100	89
Walmart Inc.	3.900%	4/15/28	200	195
Walmart Inc.	3.700%	6/26/28	450	435
Walmart Inc.	3.250%	7/8/29	300	281
Walmart Inc.	2.375%	9/24/29	175	155
Walmart Inc.	1.800%	9/22/31	100	83
Walmart Inc.	4.150%	9/9/32	250	246
Walmart Inc.	4.100%	4/15/33	250	243
Walmart Inc.	5.250%	9/1/35	192	205
Walmart Inc.	6.200%	4/15/38	315	363
Walmart Inc.	3.950%	6/28/38	275	254
Walmart Inc.	5.000%	10/25/40	100	102
Walmart Inc.	4.000%	4/11/43	274	245
Walmart Inc.	3.625%	12/15/47	265	224
Walmart Inc.	4.050%	6/29/48	375	347
Walmart Inc.	2.650%	9/22/51	200	142
Walmart Inc.	4.500%	9/9/52	200	195
Walmart Inc.	4.500%	4/15/53	250	244
				73,089
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	16	15
Apache Corp.	4.250%	1/15/30	45	40
Apache Corp.	6.000%	1/15/37	77	69
Apache Corp.	5.100%	9/1/40	197	161
Apache Corp.	5.250%	2/1/42	42	33
Apache Corp.	4.750%	4/15/43	75	55
Apache Corp.	5.350%	7/1/49	68	53
Baker Hughes Holdings LLC	5.125%	9/15/40	175	170
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	180
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	185
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	223
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	223
Boardwalk Pipelines LP	4.950%	12/15/24	150	147
Boardwalk Pipelines LP	5.950%	6/1/26	200	202
Boardwalk Pipelines LP	4.450%	7/15/27	100	95
BP Capital Markets America Inc.	3.410%	2/11/26	100	96
BP Capital Markets America Inc.	3.119%	5/4/26	550	524
BP Capital Markets America Inc.	3.017%	1/16/27	400	377
BP Capital Markets America Inc.	4.234%	11/6/28	225	219
BP Capital Markets America Inc.	3.633%	4/6/30	350	326
BP Capital Markets America Inc.	2.721%	1/12/32	200	170
BP Capital Markets America Inc.	4.812%	2/13/33	400	395
BP Capital Markets America Inc.	4.893%	9/11/33	250	248
BP Capital Markets America Inc.	3.060%	6/17/41	300	228
BP Capital Markets America Inc.	3.000%	2/24/50	450	314
BP Capital Markets America Inc.	2.772%	11/10/50	300	199
BP Capital Markets America Inc.	2.939%	6/4/51	500	342
BP Capital Markets America Inc.	3.001%	3/17/52	300	207
BP Capital Markets America Inc.	3.379%	2/8/61	400	285
BP Capital Markets plc	3.279%	9/19/27	200	189
Burlington Resources LLC	7.400%	12/1/31	175	202
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	472
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	86
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	129
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	97
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	306
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	125
Cenovus Energy Inc.	4.250%	4/15/27	100	96
Cenovus Energy Inc.	2.650%	1/15/32	100	81
Cenovus Energy Inc.	5.250%	6/15/37	200	184
Cenovus Energy Inc.	6.800%	9/15/37	50	52
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	6.750%	11/15/39	134	141
	Cenovus Energy Inc.	5.400%	6/15/47	200	181
	Cenovus Energy Inc.	3.750%	2/15/52	150	106
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	224
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	516
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	272
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	79
	Cheniere Energy Inc.	4.625%	10/15/28	252	236
	Cheniere Energy Partners LP	4.500%	10/1/29	275	253
	Cheniere Energy Partners LP	4.000%	3/1/31	346	305
	Cheniere Energy Partners LP	3.250%	1/31/32	350	289
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	95	95
	Chevron Corp.	1.554%	5/11/25	300	281
	Chevron Corp.	2.236%	5/11/30	500	436
	Chevron USA Inc.	1.018%	8/12/27	500	435
	Chevron USA Inc.	3.850%	1/15/28	100	98
	Chevron USA Inc.	3.250%	10/15/29	200	185
	Chevron USA Inc.	5.250%	11/15/43	175	178
	Chevron USA Inc.	2.343%	8/12/50	200	128
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	356
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	146
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	196
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	211
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	250
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	294
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	99
	ConocoPhillips	4.300%	8/15/28	46	45
	ConocoPhillips	2.400%	2/15/31	300	248
	ConocoPhillips	5.900%	5/15/38	450	478
	ConocoPhillips	6.500%	2/1/39	100	115
	ConocoPhillips	4.875%	10/1/47	100	95
	ConocoPhillips Co.	6.950%	4/15/29	262	289
	ConocoPhillips Co.	3.758%	3/15/42	88	74
	ConocoPhillips Co.	4.300%	11/15/44	275	243
	ConocoPhillips Co.	5.300%	5/15/53	178	181
	ConocoPhillips Co.	4.025%	3/15/62	300	245
	Continental Resources Inc.	4.375%	1/15/28	200	188
	Continental Resources Inc.	4.900%	6/1/44	50	39
	Coterra Energy Inc.	3.900%	5/15/27	200	189
	DCP Midstream Operating LP	5.625%	7/15/27	75	75
	DCP Midstream Operating LP	3.250%	2/15/32	181	153
	Devon Energy Corp.	5.250%	9/15/24	200	198
	Devon Energy Corp.	5.850%	12/15/25	100	101
	Devon Energy Corp.	5.250%	10/15/27	100	99
	Devon Energy Corp.	5.875%	6/15/28	130	130
	Devon Energy Corp.	4.500%	1/15/30	130	122
	Devon Energy Corp.	7.875%	9/30/31	160	181
	Devon Energy Corp.	7.950%	4/15/32	163	187
	Devon Energy Corp.	5.000%	6/15/45	150	130
	Diamondback Energy Inc.	3.250%	12/1/26	100	94
	Diamondback Energy Inc.	3.500%	12/1/29	200	180
	Diamondback Energy Inc.	3.125%	3/24/31	200	171
	Diamondback Energy Inc.	4.400%	3/24/51	200	159
	Diamondback Energy Inc.	4.250%	3/15/52	100	77
	Diamondback Energy Inc.	6.250%	3/15/53	200	203
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	87
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	168
	Enbridge Energy Partners LP	5.875%	10/15/25	150	151
	Enbridge Energy Partners LP	7.500%	4/15/38	150	169
	Enbridge Energy Partners LP	5.500%	9/15/40	125	118
	Enbridge Inc.	2.500%	1/15/25	100	95
	Enbridge Inc.	1.600%	10/4/26	200	178

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	3.700%	7/15/27	150	142
	Enbridge Inc.	3.125%	11/15/29	200	177
	Enbridge Inc.	5.700%	3/8/33	350	355
	Enbridge Inc.	2.500%	8/1/33	200	157
	Enbridge Inc.	4.500%	6/10/44	100	83
	Enbridge Inc.	4.000%	11/15/49	100	77
	Enbridge Inc.	3.400%	8/1/51	200	140
	Energy Transfer LP	4.050%	3/15/25	700	681
	Energy Transfer LP	4.750%	1/15/26	500	489
	Energy Transfer LP	4.400%	3/15/27	150	144
	Energy Transfer LP	5.500%	6/1/27	300	299
	Energy Transfer LP	5.550%	2/15/28	200	200
	Energy Transfer LP	4.950%	5/15/28	200	194
	Energy Transfer LP	5.250%	4/15/29	425	415
	Energy Transfer LP	3.750%	5/15/30	250	226
	Energy Transfer LP	5.750%	2/15/33	200	201
	Energy Transfer LP	6.625%	10/15/36	150	154
	Energy Transfer LP	5.800%	6/15/38	150	143
	Energy Transfer LP	6.050%	6/1/41	100	96
	Energy Transfer LP	6.500%	2/1/42	275	278
	Energy Transfer LP	4.950%	1/15/43	175	145
	Energy Transfer LP	5.300%	4/1/44	300	259
	Energy Transfer LP	5.000%	5/15/44	100	84
	Energy Transfer LP	5.350%	5/15/45	100	87
	Energy Transfer LP	6.125%	12/15/45	200	191
	Energy Transfer LP	5.300%	4/15/47	200	174
	Energy Transfer LP	5.400%	10/1/47	275	243
	Energy Transfer LP	6.250%	4/15/49	320	313
	Energy Transfer LP	5.000%	5/15/50	500	422
	Energy Transfer Operating LP	6.000%	6/15/48	300	285
	Enterprise Products Operating LLC	3.750%	2/15/25	150	146
	Enterprise Products Operating LLC	5.050%	1/10/26	200	200
	Enterprise Products Operating LLC	3.700%	2/15/26	150	145
	Enterprise Products Operating LLC	3.950%	2/15/27	100	97
	Enterprise Products Operating LLC	3.125%	7/31/29	200	179
	Enterprise Products Operating LLC	2.800%	1/31/30	300	263
	Enterprise Products Operating LLC	6.875%	3/1/33	175	197
	Enterprise Products Operating LLC	7.550%	4/15/38	150	173
	Enterprise Products Operating LLC	6.125%	10/15/39	300	319
	Enterprise Products Operating LLC	5.950%	2/1/41	175	183
	Enterprise Products Operating LLC	4.450%	2/15/43	300	264
	Enterprise Products Operating LLC	4.850%	3/15/44	520	479
	Enterprise Products Operating LLC	4.900%	5/15/46	425	392
	Enterprise Products Operating LLC	4.250%	2/15/48	300	254
	Enterprise Products Operating LLC	4.200%	1/31/50	350	293
	Enterprise Products Operating LLC	3.200%	2/15/52	300	211
	Enterprise Products Operating LLC	3.300%	2/15/53	200	143
	Enterprise Products Operating LLC	3.950%	1/31/60	200	154
	Enterprise Products Operating LLC	5.250%	8/16/77	100	87
	Enterprise Products Operating LLC	5.375%	2/15/78	200	166
	EOG Resources Inc.	4.150%	1/15/26	150	147
	EOG Resources Inc.	4.375%	4/15/30	200	196
	EOG Resources Inc.	4.950%	4/15/50	200	198
	EQT Corp.	6.125%	2/1/25	56	56
[5]	EQT Corp.	3.125%	5/15/26	150	138
	EQT Corp.	3.900%	10/1/27	200	186
	EQT Corp.	5.700%	4/1/28	200	198
	EQT Corp.	5.000%	1/15/29	200	188
	EQT Corp.	7.000%	2/1/30	200	209
	Equinor ASA	3.250%	11/10/24	150	146
	Equinor ASA	1.750%	1/22/26	479	442
	Equinor ASA	7.250%	9/23/27	250	273
	Equinor ASA	3.625%	9/10/28	175	167
	Equinor ASA	2.375%	5/22/30	400	348
	Equinor ASA	5.100%	8/17/40	125	125
	Equinor ASA	4.250%	11/23/41	175	157
	Equinor ASA	3.950%	5/15/43	125	107
	Equinor ASA	4.800%	11/8/43	175	167
	Equinor ASA	3.250%	11/18/49	225	169
	Equinor ASA	3.700%	4/6/50	405	330
	Exxon Mobil Corp.	2.992%	3/19/25	950	916
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Exxon Mobil Corp.	3.043%	3/1/26	300	287
Exxon Mobil Corp.	2.275%	8/16/26	600	557
Exxon Mobil Corp.	2.440%	8/16/29	250	222
Exxon Mobil Corp.	2.610%	10/15/30	650	571
Exxon Mobil Corp.	2.995%	8/16/39	100	79
Exxon Mobil Corp.	4.227%	3/19/40	400	369
Exxon Mobil Corp.	3.567%	3/6/45	235	191
Exxon Mobil Corp.	4.114%	3/1/46	200	176
Exxon Mobil Corp.	4.327%	3/19/50	825	749
Exxon Mobil Corp.	3.452%	4/15/51	500	390
Halliburton Co.	3.800%	11/15/25	8	8
Halliburton Co.	2.920%	3/1/30	200	176
Halliburton Co.	6.700%	9/15/38	345	378
Halliburton Co.	4.500%	11/15/41	100	85
Halliburton Co.	5.000%	11/15/45	500	453
Helmerich & Payne Inc.	2.900%	9/29/31	100	81
Hess Corp.	3.500%	7/15/24	100	98
Hess Corp.	4.300%	4/1/27	250	240
Hess Corp.	7.125%	3/15/33	100	109
Hess Corp.	5.600%	2/15/41	450	431
HF Sinclair Corp.	5.875%	4/1/26	200	201
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	49
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	257
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	54
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	204
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	254
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	46
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	395
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	65
Kinder Morgan Inc.	4.300%	6/1/25	300	293
Kinder Morgan Inc.	1.750%	11/15/26	200	177
Kinder Morgan Inc.	4.300%	3/1/28	200	191
Kinder Morgan Inc.	7.800%	8/1/31	290	327
Kinder Morgan Inc.	7.750%	1/15/32	265	299
Kinder Morgan Inc.	5.200%	6/1/33	350	339
Kinder Morgan Inc.	5.300%	12/1/34	175	169
Kinder Morgan Inc.	5.550%	6/1/45	200	184
Kinder Morgan Inc.	5.050%	2/15/46	350	300
Kinder Morgan Inc.	3.600%	2/15/51	200	138
Magellan Midstream Partners LP	3.250%	6/1/30	200	176
Magellan Midstream Partners LP	5.150%	10/15/43	125	106
Magellan Midstream Partners LP	4.250%	9/15/46	200	148
Magellan Midstream Partners LP	4.200%	10/3/47	150	111
Magellan Midstream Partners LP	4.850%	2/1/49	100	81
Marathon Oil Corp.	4.400%	7/15/27	200	191
Marathon Oil Corp.	6.800%	3/15/32	400	414
Marathon Petroleum Corp.	4.700%	5/1/25	300	294
Marathon Petroleum Corp.	5.125%	12/15/26	200	198
Marathon Petroleum Corp.	6.500%	3/1/41	300	309
Marathon Petroleum Corp.	4.500%	4/1/48	260	206
MPLX LP	4.875%	12/1/24	400	394
MPLX LP	4.875%	6/1/25	283	278
MPLX LP	4.125%	3/1/27	300	287
MPLX LP	4.250%	12/1/27	400	381
MPLX LP	4.000%	3/15/28	400	377
MPLX LP	2.650%	8/15/30	500	419
MPLX LP	4.950%	9/1/32	149	142
MPLX LP	5.000%	3/1/33	200	192
MPLX LP	4.500%	4/15/38	400	345
MPLX LP	5.500%	2/15/49	455	415
MPLX LP	4.950%	3/14/52	200	170
MPLX LP	5.650%	3/1/53	200	187
NOV Inc.	3.600%	12/1/29	200	178
NOV Inc.	3.950%	12/1/42	125	92
Occidental Petroleum Corp.	5.875%	9/1/25	107	107
Occidental Petroleum Corp.	5.500%	12/1/25	80	79
Occidental Petroleum Corp.	5.550%	3/15/26	150	148
Occidental Petroleum Corp.	8.500%	7/15/27	86	93
Occidental Petroleum Corp.	6.375%	9/1/28	97	99
Occidental Petroleum Corp.	8.875%	7/15/30	176	202
Occidental Petroleum Corp.	6.625%	9/1/30	255	265

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	6.125%	1/1/31	196	199
	Occidental Petroleum Corp.	7.500%	5/1/31	153	167
	Occidental Petroleum Corp.	7.875%	9/15/31	85	95
	Occidental Petroleum Corp.	6.450%	9/15/36	301	310
	Occidental Petroleum Corp.	7.950%	6/15/39	43	49
	Occidental Petroleum Corp.	6.200%	3/15/40	128	127
	Occidental Petroleum Corp.	6.600%	3/15/46	196	202
	Occidental Petroleum Corp.	4.400%	4/15/46	75	59
	Occidental Petroleum Corp.	4.200%	3/15/48	53	40
	ONEOK Inc.	2.750%	9/1/24	100	97
	ONEOK Inc.	2.200%	9/15/25	425	393
	ONEOK Inc.	4.550%	7/15/28	200	190
	ONEOK Inc.	4.350%	3/15/29	100	93
	ONEOK Inc.	3.400%	9/1/29	245	214
	ONEOK Inc.	3.100%	3/15/30	200	172
	ONEOK Inc.	4.950%	7/13/47	200	165
	ONEOK Inc.	4.450%	9/1/49	150	114
	ONEOK Inc.	4.500%	3/15/50	100	76
	ONEOK Inc.	7.150%	1/15/51	150	157
	ONEOK Partners LP	6.650%	10/1/36	300	308
	ONEOK Partners LP	6.125%	2/1/41	150	145
	Ovintiv Exploration Inc.	5.375%	1/1/26	100	99
	Ovintiv Inc.	5.650%	5/15/28	100	98
	Ovintiv Inc.	7.375%	11/1/31	50	54
	Ovintiv Inc.	6.250%	7/15/33	100	99
	Ovintiv Inc.	6.500%	8/15/34	150	151
	Ovintiv Inc.	6.625%	8/15/37	200	197
	Ovintiv Inc.	6.500%	2/1/38	100	98
	Ovintiv Inc.	7.100%	7/15/53	75	77
[2]	Petroleos Mexicanos	2.378%	4/15/25	10	10
	Phillips 66	3.850%	4/9/25	300	292
	Phillips 66 Co.	2.450%	12/15/24	50	48
	Phillips 66 Co.	3.605%	2/15/25	250	241
	Phillips 66 Co.	4.950%	12/1/27	200	198
	Phillips 66 Co.	3.750%	3/1/28	50	47
	Phillips 66 Co.	3.150%	12/15/29	100	87
	Phillips 66 Co.	2.150%	12/15/30	100	82
	Phillips 66 Co.	4.650%	11/15/34	300	284
	Phillips 66 Co.	4.875%	11/15/44	500	461
	Phillips 66 Co.	4.680%	2/15/45	245	209
	Phillips 66 Co.	3.300%	3/15/52	200	138
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	243
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	164
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	200	194
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	97
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	242
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	178
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	101
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	156
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	40
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	399
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	454
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	246
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	285
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	285
[5]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	151
	Schlumberger Investment SA	4.500%	5/15/28	100	98
	Schlumberger Investment SA	2.650%	6/26/30	300	263
	Schlumberger Investment SA	4.850%	5/15/33	100	99
	Shell International Finance BV	3.250%	5/11/25	200	193
	Shell International Finance BV	2.875%	5/10/26	500	476
	Shell International Finance BV	2.500%	9/12/26	600	559
	Shell International Finance BV	3.875%	11/13/28	100	97
	Shell International Finance BV	2.375%	11/7/29	550	482
	Shell International Finance BV	2.750%	4/6/30	200	179
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	4.125%	5/11/35	300	279
Shell International Finance BV	6.375%	12/15/38	475	532
Shell International Finance BV	5.500%	3/25/40	175	183
Shell International Finance BV	2.875%	11/26/41	200	149
Shell International Finance BV	4.550%	8/12/43	300	278
Shell International Finance BV	4.375%	5/11/45	430	387
Shell International Finance BV	4.000%	5/10/46	700	596
Shell International Finance BV	3.125%	11/7/49	500	364
Shell International Finance BV	3.000%	11/26/51	200	142
Spectra Energy Partners LP	3.500%	3/15/25	138	133
Spectra Energy Partners LP	3.375%	10/15/26	205	193
Spectra Energy Partners LP	4.500%	3/15/45	325	268
Suncor Energy Inc.	5.950%	12/1/34	125	125
Suncor Energy Inc.	6.800%	5/15/38	225	239
Suncor Energy Inc.	6.500%	6/15/38	300	312
Suncor Energy Inc.	4.000%	11/15/47	100	77
Suncor Energy Inc.	3.750%	3/4/51	200	147
Targa Resources Corp.	4.200%	2/1/33	200	177
Targa Resources Corp.	6.125%	3/15/33	100	102
Targa Resources Corp.	4.950%	4/15/52	200	165
Targa Resources Corp.	6.500%	2/15/53	200	205
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	96
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	192
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	185
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	173
TC PipeLines LP	3.900%	5/25/27	50	48
Total Capital International SA	3.386%	6/29/60	200	147
TotalEnergies Capital International SA	2.434%	1/10/25	175	168
TotalEnergies Capital International SA	3.461%	7/12/49	200	156
TotalEnergies Capital International SA	3.127%	5/29/50	100	73
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	188
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	239
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	372
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	162
TransCanada PipeLines Ltd.	4.625%	3/1/34	300	275
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	148
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	299
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	268
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	205
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	269
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	94
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	178
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	85
Valero Energy Corp.	4.350%	6/1/28	137	131
Valero Energy Corp.	7.500%	4/15/32	400	452
Valero Energy Corp.	6.625%	6/15/37	300	322
Valero Energy Corp.	4.900%	3/15/45	150	133
Valero Energy Corp.	3.650%	12/1/51	100	70
Valero Energy Partners LP	4.500%	3/15/28	75	72
Western Midstream Operating LP	3.350%	2/1/25	200	191
Western Midstream Operating LP	4.750%	8/15/28	54	51
Western Midstream Operating LP	4.300%	2/1/30	205	185
Western Midstream Operating LP	6.150%	4/1/33	132	133
Western Midstream Operating LP	5.300%	3/1/48	200	167

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Western Midstream Operating LP	5.500%	2/1/50	300	249
Williams Cos. Inc.	3.900%	1/15/25	681	662
Williams Cos. Inc.	3.750%	6/15/27	300	283
Williams Cos. Inc.	3.500%	11/15/30	200	179
Williams Cos. Inc.	2.600%	3/15/31	200	166
Williams Cos. Inc.	4.650%	8/15/32	200	189
Williams Cos. Inc.	5.650%	3/15/33	200	203
Williams Cos. Inc.	6.300%	4/15/40	100	105
Williams Cos. Inc.	5.800%	11/15/43	100	97
Williams Cos. Inc.	5.400%	3/4/44	400	369
Williams Cos. Inc.	5.750%	6/24/44	100	98
Williams Cos. Inc.	5.100%	9/15/45	200	180
Williams Cos. Inc.	4.850%	3/1/48	150	131
Williams Cos. Inc.	3.500%	10/15/51	200	138
Williams Cos. Inc.	5.300%	8/15/52	200	185
				78,686
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	60
Aegon NV	5.500%	4/11/48	200	191
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	470
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	251
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	120
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	670
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	275
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	476
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	276
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	198
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	651
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	613
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	403
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	228
Affiliated Managers Group Inc.	3.500%	8/1/25	125	118
Affiliated Managers Group Inc.	3.300%	6/15/30	300	253
Aflac Inc.	2.875%	10/15/26	75	69
Aflac Inc.	3.600%	4/1/30	225	207
Aflac Inc.	4.000%	10/15/46	50	40
Aflac Inc.	4.750%	1/15/49	235	219
Air Lease Corp.	4.250%	9/15/24	75	73
Air Lease Corp.	2.300%	2/1/25	200	188
Air Lease Corp.	3.250%	3/1/25	150	143
Air Lease Corp.	3.375%	7/1/25	250	236
Air Lease Corp.	2.200%	1/15/27	200	177
Air Lease Corp.	3.625%	4/1/27	75	69
Air Lease Corp.	3.625%	12/1/27	200	183
Air Lease Corp.	2.100%	9/1/28	500	416
Air Lease Corp.	4.625%	10/1/28	100	94
Air Lease Corp.	3.250%	10/1/29	100	87
Air Lease Corp.	3.000%	2/1/30	225	188
Air Lease Corp.	3.125%	12/1/30	750	625
Air Lease Corp.	2.875%	1/15/32	200	161
Aircastle Ltd.	4.250%	6/15/26	100	94
Alleghany Corp.	3.625%	5/15/30	100	93
Alleghany Corp.	4.900%	9/15/44	100	93
Alleghany Corp.	3.250%	8/15/51	250	179
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	72
Allstate Corp.	1.450%	12/15/30	100	78
Allstate Corp.	5.250%	3/30/33	200	199
Allstate Corp.	5.550%	5/9/35	75	76
Allstate Corp.	4.500%	6/15/43	125	107
Allstate Corp.	4.200%	12/15/46	200	164
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Allstate Corp.	3.850%	8/10/49	100	78
Allstate Corp.	6.500%	5/15/67	100	97
Ally Financial Inc.	5.125%	9/30/24	135	132
Ally Financial Inc.	2.200%	11/2/28	450	360
Ally Financial Inc.	6.992%	6/13/29	200	198
Ally Financial Inc.	8.000%	11/1/31	400	415
American Express Co.	3.000%	10/30/24	200	193
American Express Co.	3.625%	12/5/24	241	234
American Express Co.	2.250%	3/4/25	200	190
American Express Co.	4.200%	11/6/25	150	146
American Express Co.	4.900%	2/13/26	230	228
American Express Co.	4.990%	5/1/26	200	198
American Express Co.	3.125%	5/20/26	250	237
American Express Co.	1.650%	11/4/26	525	467
American Express Co.	2.550%	3/4/27	200	182
American Express Co.	3.300%	5/3/27	350	327
American Express Co.	5.043%	5/1/34	192	188
American Express Co.	4.050%	12/3/42	67	58
American Financial Group Inc.	5.250%	4/2/30	150	147
American Financial Group Inc.	4.500%	6/15/47	110	90
American International Group Inc.	3.900%	4/1/26	450	433
American International Group Inc.	4.200%	4/1/28	120	115
American International Group Inc.	4.250%	3/15/29	30	28
American International Group Inc.	3.400%	6/30/30	120	106
American International Group Inc.	3.875%	1/15/35	100	86
American International Group Inc.	4.700%	7/10/35	45	40
American International Group Inc.	6.250%	5/1/36	475	494
American International Group Inc.	4.500%	7/16/44	350	302
American International Group Inc.	4.750%	4/1/48	200	180
American International Group Inc.	5.750%	4/1/48	125	121
Ameriprise Financial Inc.	3.700%	10/15/24	187	182
Ameriprise Financial Inc.	3.000%	4/2/25	20	19
Ameriprise Financial Inc.	2.875%	9/15/26	100	93
Ameriprise Financial Inc.	5.150%	5/15/33	200	199
Aon Corp.	8.205%	1/1/27	25	25
Aon Corp.	4.500%	12/15/28	100	96
Aon Corp.	3.750%	5/2/29	90	83
Aon Corp.	2.800%	5/15/30	405	351
Aon Corp.	6.250%	9/30/40	100	106
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	227
Aon Global Ltd.	3.875%	12/15/25	125	120
Aon Global Ltd.	4.600%	6/14/44	175	152
Aon Global Ltd.	4.750%	5/15/45	100	89
Arch Capital Finance LLC	4.011%	12/15/26	100	95
Arch Capital Finance LLC	5.031%	12/15/46	100	89
Arch Capital Group Ltd.	7.350%	5/1/34	50	57
Arch Capital Group Ltd.	3.635%	6/30/50	200	147
Arch Capital Group US Inc.	5.144%	11/1/43	50	45
Ares Capital Corp.	4.250%	3/1/25	105	100
Ares Capital Corp.	3.250%	7/15/25	115	106
Ares Capital Corp.	2.150%	7/15/26	500	434
Ares Capital Corp.	2.875%	6/15/27	224	194
Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
Arthur J Gallagher & Co.	5.750%	3/2/53	200	201
Assurant Inc.	4.900%	3/27/28	100	96
Assurant Inc.	6.750%	2/15/34	9	9
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	48
Athene Holding Ltd.	4.125%	1/12/28	200	182
Athene Holding Ltd.	6.150%	4/3/30	210	211
Athene Holding Ltd.	3.500%	1/15/31	500	412
Athene Holding Ltd.	3.950%	5/25/51	5	3
Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	200	200
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	241
Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	250	249
AXA SA	8.600%	12/15/30	112	135
AXIS Specialty Finance LLC	3.900%	7/15/29	50	46
AXIS Specialty Finance LLC	4.900%	1/15/40	50	40

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AXIS Specialty Finance plc	4.000%	12/6/27	550	517
Banco Santander SA	5.147%	8/18/25	200	197
Banco Santander SA	5.179%	11/19/25	250	243
Banco Santander SA	1.849%	3/25/26	1,000	895
Banco Santander SA	4.250%	4/11/27	600	568
Banco Santander SA	5.294%	8/18/27	200	196
Banco Santander SA	3.800%	2/23/28	200	184
Banco Santander SA	4.379%	4/12/28	200	188
Banco Santander SA	2.958%	3/25/31	600	496
Bank of America Corp.	3.093%	10/1/25	350	337
Bank of America Corp.	2.456%	10/22/25	300	286
Bank of America Corp.	1.530%	12/6/25	1,225	1,147
Bank of America Corp.	3.366%	1/23/26	300	288
Bank of America Corp.	2.015%	2/13/26	1,000	937
Bank of America Corp.	4.450%	3/3/26	475	462
Bank of America Corp.	3.384%	4/2/26	582	558
Bank of America Corp.	3.500%	4/19/26	320	307
Bank of America Corp.	1.319%	6/19/26	500	458
Bank of America Corp.	4.250%	10/22/26	725	700
Bank of America Corp.	1.197%	10/24/26	500	450
Bank of America Corp.	5.080%	1/20/27	275	272
Bank of America Corp.	3.559%	4/23/27	750	711
Bank of America Corp.	1.734%	7/22/27	500	446
Bank of America Corp.	3.248%	10/21/27	750	699
Bank of America Corp.	4.183%	11/25/27	560	532
Bank of America Corp.	3.824%	1/20/28	1,248	1,182
Bank of America Corp.	2.551%	2/4/28	675	609
Bank of America Corp.	3.705%	4/24/28	350	328
Bank of America Corp.	3.593%	7/21/28	800	745
Bank of America Corp.	6.204%	11/10/28	350	360
Bank of America Corp.	3.419%	12/20/28	1,334	1,226
Bank of America Corp.	3.970%	3/5/29	225	211
Bank of America Corp.	5.202%	4/25/29	450	445
Bank of America Corp.	2.087%	6/14/29	1,500	1,282
Bank of America Corp.	4.271%	7/23/29	575	545
Bank of America Corp.	3.974%	2/7/30	150	139
Bank of America Corp.	3.194%	7/23/30	1,125	993
Bank of America Corp.	2.884%	10/22/30	300	258
Bank of America Corp.	2.496%	2/13/31	750	628
Bank of America Corp.	2.592%	4/29/31	2,000	1,681
Bank of America Corp.	2.687%	4/22/32	500	414
Bank of America Corp.	2.572%	10/20/32	1,500	1,221
Bank of America Corp.	2.972%	2/4/33	925	770
Bank of America Corp.	5.015%	7/22/33	500	488
Bank of America Corp.	5.288%	4/25/34	450	446
Bank of America Corp.	6.110%	1/29/37	335	353
Bank of America Corp.	3.846%	3/8/37	570	487
Bank of America Corp.	4.244%	4/24/38	300	264
Bank of America Corp.	7.750%	5/14/38	240	286
Bank of America Corp.	4.078%	4/23/40	550	472
Bank of America Corp.	2.676%	6/19/41	1,000	702
Bank of America Corp.	5.875%	2/7/42	300	320
Bank of America Corp.	3.311%	4/22/42	400	305
Bank of America Corp.	5.000%	1/21/44	615	592
Bank of America Corp.	4.875%	4/1/44	300	286
Bank of America Corp.	4.750%	4/21/45	100	91
Bank of America Corp.	4.443%	1/20/48	100	88
Bank of America Corp.	4.330%	3/15/50	250	215
Bank of America Corp.	4.083%	3/20/51	1,500	1,241
Bank of America Corp.	2.831%	10/24/51	500	328
Bank of America Corp.	3.483%	3/13/52	500	371
Bank of America Corp.	2.972%	7/21/52	400	271
Bank of America NA	6.000%	10/15/36	250	267
Bank of Montreal	0.625%	7/9/24	200	190
Bank of Montreal	5.200%	12/12/24	200	198
Bank of Montreal	1.500%	1/10/25	200	188
Bank of Montreal	1.850%	5/1/25	457	427
Bank of Montreal	3.700%	6/7/25	200	193
Bank of Montreal	5.300%	6/5/26	200	200
Bank of Montreal	2.650%	3/8/27	200	183
Bank of Montreal	5.203%	2/1/28	200	200
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	3.803%	12/15/32	500	441
	Bank of New York Mellon	5.224%	11/21/25	250	249
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	146
	Bank of New York Mellon Corp.	2.100%	10/24/24	225	215
	Bank of New York Mellon Corp.	3.000%	2/24/25	547	526
	Bank of New York Mellon Corp.	2.800%	5/4/26	576	541
	Bank of New York Mellon Corp.	2.450%	8/17/26	408	376
	Bank of New York Mellon Corp.	2.050%	1/26/27	120	108
	Bank of New York Mellon Corp.	4.947%	4/26/27	200	197
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	140
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	141
	Bank of New York Mellon Corp.	5.802%	10/25/28	200	204
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	179
	Bank of New York Mellon Corp.	4.543%	2/1/29	200	195
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	90
	Bank of New York Mellon Corp.	2.500%	1/26/32	80	66
	Bank of New York Mellon Corp.	5.834%	10/25/33	200	208
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	192
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,172
	Bank of Nova Scotia	5.250%	12/6/24	200	198
	Bank of Nova Scotia	1.450%	1/10/25	200	188
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,773
	Bank of Nova Scotia	3.450%	4/11/25	200	193
	Bank of Nova Scotia	5.450%	6/12/25	200	199
	Bank of Nova Scotia	4.500%	12/16/25	300	289
	Bank of Nova Scotia	2.700%	8/3/26	100	93
	Bank of Nova Scotia	1.300%	9/15/26	500	440
	Bank of Nova Scotia	1.950%	2/2/27	200	178
	Bank of Nova Scotia	5.250%	6/12/28	200	199
	Bank of Nova Scotia	2.450%	2/2/32	200	163
	Bank of Nova Scotia	4.588%	5/4/37	200	172
	Barclays plc	3.650%	3/16/25	350	336
	Barclays plc	4.375%	1/12/26	300	288
	Barclays plc	2.852%	5/7/26	300	281
	Barclays plc	5.200%	5/12/26	610	589
	Barclays plc	5.304%	8/9/26	500	490
	Barclays plc	7.325%	11/2/26	375	384
	Barclays plc	5.829%	5/9/27	350	345
	Barclays plc	4.337%	1/10/28	200	188
	Barclays plc	4.836%	5/9/28	400	369
	Barclays plc	5.501%	8/9/28	325	317
	Barclays plc	7.385%	11/2/28	375	392
	Barclays plc	4.972%	5/16/29	500	473
	Barclays plc	5.088%	6/20/30	345	314
	Barclays plc	2.645%	6/24/31	400	321
	Barclays plc	5.746%	8/9/33	325	314
	Barclays plc	7.437%	11/2/33	1,125	1,217
	Barclays plc	7.119%	6/27/34	270	270
	Barclays plc	3.564%	9/23/35	250	198
	Barclays plc	5.250%	8/17/45	250	232
	Barclays plc	4.950%	1/10/47	200	177
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	155
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	186
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	676
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	164
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	505
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	442
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	698
	BGC Partners Inc.	3.750%	10/1/24	105	99
	BlackRock Inc.	3.200%	3/15/27	100	95
	BlackRock Inc.	3.250%	4/30/29	90	84
	BlackRock Inc.	2.400%	4/30/30	380	329
	BlackRock Inc.	2.100%	2/25/32	600	484
	BlackRock Inc.	4.750%	5/25/33	200	197
	Blackstone Private Credit Fund	2.625%	12/15/26	300	256
	Blackstone Private Credit Fund	3.250%	3/15/27	200	173
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	437
[5]	BNP Paribas SA	3.052%	1/13/31	50	43
	BPCE SA	3.375%	12/2/26	250	233
	Brighthouse Financial Inc.	4.700%	6/22/47	173	132
	Brookfield Corp.	4.000%	1/15/25	157	152

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brookfield Finance Inc.	4.250%	6/2/26	50	48
Brookfield Finance Inc.	3.900%	1/25/28	125	116
Brookfield Finance Inc.	4.850%	3/29/29	150	144
Brookfield Finance Inc.	4.350%	4/15/30	205	190
Brookfield Finance Inc.	4.700%	9/20/47	185	156
Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	83
Brown & Brown Inc.	4.200%	9/15/24	75	73
Brown & Brown Inc.	4.500%	3/15/29	75	71
Brown & Brown Inc.	2.375%	3/15/31	500	403
Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	114
Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	192
Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	244
Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	188
Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	179
Capital One Financial Corp.	3.300%	10/30/24	1,013	973
Capital One Financial Corp.	4.200%	10/29/25	175	168
Capital One Financial Corp.	2.636%	3/3/26	243	227
Capital One Financial Corp.	3.750%	7/28/26	500	466
Capital One Financial Corp.	3.750%	3/9/27	100	93
Capital One Financial Corp.	3.650%	5/11/27	800	743
Capital One Financial Corp.	3.800%	1/31/28	300	276
Capital One Financial Corp.	5.468%	2/1/29	200	192
Capital One Financial Corp.	3.273%	3/1/30	230	196
Capital One Financial Corp.	5.817%	2/1/34	732	699
Cboe Global Markets Inc.	3.650%	1/12/27	110	105
Charles Schwab Corp.	3.625%	4/1/25	384	369
Charles Schwab Corp.	3.850%	5/21/25	25	24
Charles Schwab Corp.	0.900%	3/11/26	300	265
Charles Schwab Corp.	1.150%	5/13/26	500	443
Charles Schwab Corp.	3.200%	3/2/27	250	231
Charles Schwab Corp.	2.450%	3/3/27	245	220
Charles Schwab Corp.	3.300%	4/1/27	125	116
Charles Schwab Corp.	3.200%	1/25/28	100	91
Charles Schwab Corp.	4.000%	2/1/29	125	117
Charles Schwab Corp.	5.643%	5/19/29	220	221
Charles Schwab Corp.	3.250%	5/22/29	100	88
Charles Schwab Corp.	2.750%	10/1/29	50	43
Charles Schwab Corp.	4.625%	3/22/30	50	49
Charles Schwab Corp.	2.300%	5/13/31	500	399
Chubb Corp.	6.000%	5/11/37	125	134
Chubb Corp.	6.500%	5/15/38	95	107
Chubb INA Holdings Inc.	3.150%	3/15/25	250	242
Chubb INA Holdings Inc.	3.350%	5/3/26	355	341
Chubb INA Holdings Inc.	6.700%	5/15/36	200	224
Chubb INA Holdings Inc.	4.150%	3/13/43	100	86
Chubb INA Holdings Inc.	4.350%	11/3/45	350	317
Chubb INA Holdings Inc.	2.850%	12/15/51	100	70
Chubb INA Holdings Inc.	3.050%	12/15/61	200	135
CI Financial Corp.	4.100%	6/15/51	350	213
Cincinnati Financial Corp.	6.920%	5/15/28	100	107
Cincinnati Financial Corp.	6.125%	11/1/34	75	79
Citigroup Inc.	4.000%	8/5/24	125	123
Citigroup Inc.	3.875%	3/26/25	350	338
Citigroup Inc.	4.400%	6/10/25	1,716	1,668
Citigroup Inc.	5.500%	9/13/25	75	75
Citigroup Inc.	1.281%	11/3/25	300	281
Citigroup Inc.	3.700%	1/12/26	275	264
Citigroup Inc.	2.014%	1/25/26	300	282
Citigroup Inc.	4.600%	3/9/26	275	266
Citigroup Inc.	5.610%	9/29/26	200	200
Citigroup Inc.	3.200%	10/21/26	1,025	960
Citigroup Inc.	4.300%	11/20/26	75	72
Citigroup Inc.	4.450%	9/29/27	1,230	1,175
Citigroup Inc.	3.887%	1/10/28	475	450
Citigroup Inc.	3.070%	2/24/28	1,000	921
Citigroup Inc.	4.658%	5/24/28	350	342
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Inc.	3.668%	7/24/28	900	843
Citigroup Inc.	4.125%	7/25/28	100	94
Citigroup Inc.	3.520%	10/27/28	580	539
Citigroup Inc.	3.980%	3/20/30	475	440
Citigroup Inc.	2.976%	11/5/30	300	261
Citigroup Inc.	2.666%	1/29/31	500	423
Citigroup Inc.	4.412%	3/31/31	750	706
Citigroup Inc.	2.572%	6/3/31	500	417
Citigroup Inc.	6.625%	6/15/32	100	106
Citigroup Inc.	2.520%	11/3/32	475	383
Citigroup Inc.	3.057%	1/25/33	230	192
Citigroup Inc.	3.785%	3/17/33	600	530
Citigroup Inc.	4.910%	5/24/33	220	213
Citigroup Inc.	6.270%	11/17/33	500	531
Citigroup Inc.	6.174%	5/25/34	350	352
Citigroup Inc.	6.125%	8/25/36	75	77
Citigroup Inc.	3.878%	1/24/39	225	188
Citigroup Inc.	8.125%	7/15/39	562	719
Citigroup Inc.	5.316%	3/26/41	1,000	979
Citigroup Inc.	5.875%	1/30/42	100	105
Citigroup Inc.	5.300%	5/6/44	375	347
Citigroup Inc.	4.650%	7/30/45	200	177
Citigroup Inc.	4.750%	5/18/46	375	321
Citigroup Inc.	4.650%	7/23/48	450	408
Citizens Bank NA/Providence RI	6.064%	10/24/25	250	237
Citizens Financial Group Inc.	2.850%	7/27/26	175	155
Citizens Financial Group Inc.	2.500%	2/6/30	200	157
Citizens Financial Group Inc.	4.300%	2/11/31	357	301
Citizens Financial Group Inc.	2.638%	9/30/32	125	88
CME Group Inc.	2.650%	3/15/32	500	425
CME Group Inc.	5.300%	9/15/43	200	208
CNA Financial Corp.	4.500%	3/1/26	125	121
CNA Financial Corp.	3.450%	8/15/27	100	93
CNA Financial Corp.	3.900%	5/1/29	100	92
CNO Financial Group Inc.	5.250%	5/30/25	250	246
Comerica Bank	4.000%	7/27/25	50	46
Comerica Inc.	4.000%	2/1/29	90	76
Commonwealth Bank of Australia	5.316%	3/13/26	265	266
Cooperatieve Rabobank UA	3.875%	8/22/24	250	245
Cooperatieve Rabobank UA	3.375%	5/21/25	666	642
Cooperatieve Rabobank UA	3.750%	7/21/26	475	444
Cooperatieve Rabobank UA	5.250%	5/24/41	100	104
Cooperatieve Rabobank UA	5.750%	12/1/43	250	251
Cooperatieve Rabobank UA	5.250%	8/4/45	350	326
Corebridge Financial Inc.	3.500%	4/4/25	500	476
Corebridge Financial Inc.	3.850%	4/5/29	185	167
Corebridge Financial Inc.	3.900%	4/5/32	500	435
Corebridge Financial Inc.	4.350%	4/5/42	100	81
Corebridge Financial Inc.	4.400%	4/5/52	215	165
Credit Suisse AG	4.750%	8/9/24	550	538
Credit Suisse AG	3.625%	9/9/24	575	555
Credit Suisse AG	3.700%	2/21/25	300	287
Credit Suisse AG	5.000%	7/9/27	250	241
Credit Suisse AG	7.500%	2/15/28	425	452
Credit Suisse USA Inc.	7.125%	7/15/32	100	110
Deutsche Bank AG	4.500%	4/1/25	200	190
Deutsche Bank AG	4.100%	1/13/26	100	93
Deutsche Bank AG	1.686%	3/19/26	500	451
Deutsche Bank AG	6.119%	7/14/26	1,150	1,141
Deutsche Bank AG	2.311%	11/16/27	250	215
Deutsche Bank AG	6.720%	1/18/29	325	326
Deutsche Bank AG	4.875%	12/1/32	240	203
Deutsche Bank AG	3.742%	1/7/33	215	157
Deutsche Bank AG	7.079%	2/10/34	200	184
Discover Bank	2.450%	9/12/24	150	142
Discover Bank	3.450%	7/27/26	309	284
Discover Bank	4.650%	9/13/28	250	232
Discover Bank	2.700%	2/6/30	100	80
Discover Financial Services	3.950%	11/6/24	450	434
Discover Financial Services	3.750%	3/4/25	183	175
Discover Financial Services	4.500%	1/30/26	428	409

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discover Financial Services	4.100%	2/9/27	250	233
Discover Financial Services	6.700%	11/29/32	250	258
Eaton Vance Corp.	3.500%	4/6/27	100	93
Enstar Group Ltd.	4.950%	6/1/29	395	368
Equitable Holdings Inc.	7.000%	4/1/28	75	78
Equitable Holdings Inc.	4.350%	4/20/28	279	261
Equitable Holdings Inc.	5.000%	4/20/48	350	301
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	89
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	331
Fairfax Financial Holdings Ltd	5.625%	8/16/32	200	194
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	48
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	94
Fidelity National Financial Inc.	3.400%	6/15/30	100	87
Fidelity National Financial Inc.	2.450%	3/15/31	500	392
Fifth Third Bancorp	2.375%	1/28/25	349	328
Fifth Third Bancorp	2.550%	5/5/27	100	89
Fifth Third Bancorp	1.707%	11/1/27	200	171
Fifth Third Bancorp	3.950%	3/14/28	75	69
Fifth Third Bancorp	4.772%	7/28/30	125	117
Fifth Third Bancorp	8.250%	3/1/38	200	229
Fifth Third Bank NA	3.950%	7/28/25	200	191
Fifth Third Bank NA	3.850%	3/15/26	200	184
Fifth Third Bank NA	2.250%	2/1/27	250	219
First American Financial Corp.	4.600%	11/15/24	100	98
First American Financial Corp.	2.400%	8/15/31	200	152
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	74
Franklin Resources Inc.	2.950%	8/12/51	200	127
FS KKR Capital Corp.	4.625%	7/15/24	25	24
FS KKR Capital Corp.	4.125%	2/1/25	100	95
FS KKR Capital Corp.	3.400%	1/15/26	500	454
GATX Corp.	3.250%	3/30/25	125	119
GATX Corp.	3.250%	9/15/26	50	46
GATX Corp.	3.850%	3/30/27	175	164
GATX Corp.	3.500%	3/15/28	100	91
GATX Corp.	4.550%	11/7/28	150	143
GATX Corp.	4.700%	4/1/29	75	72
GATX Corp.	4.500%	3/30/45	50	40
GATX Corp.	3.100%	6/1/51	200	127
Globe Life Inc.	4.550%	9/15/28	80	77
Goldman Sachs Capital I	6.345%	2/15/34	225	226
Goldman Sachs Group Inc.	3.850%	7/8/24	586	575
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,286
Goldman Sachs Group Inc.	3.500%	4/1/25	50	48
Goldman Sachs Group Inc.	3.750%	5/22/25	825	797
Goldman Sachs Group Inc.	3.272%	9/29/25	550	532
Goldman Sachs Group Inc.	4.250%	10/21/25	200	193
Goldman Sachs Group Inc.	3.750%	2/25/26	200	192
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,173
Goldman Sachs Group Inc.	1.093%	12/9/26	500	447
Goldman Sachs Group Inc.	5.950%	1/15/27	400	405
Goldman Sachs Group Inc.	3.850%	1/26/27	350	333
Goldman Sachs Group Inc.	1.542%	9/10/27	200	176
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,200
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	916
Goldman Sachs Group Inc.	3.615%	3/15/28	495	465
Goldman Sachs Group Inc.	3.691%	6/5/28	625	587
Goldman Sachs Group Inc.	4.482%	8/23/28	475	460
Goldman Sachs Group Inc.	3.814%	4/23/29	450	418
Goldman Sachs Group Inc.	4.223%	5/1/29	475	449
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,156
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,220
Goldman Sachs Group Inc.	2.650%	10/21/32	800	652
Goldman Sachs Group Inc.	3.102%	2/24/33	300	253
Goldman Sachs Group Inc.	6.450%	5/1/36	50	52
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,048
Goldman Sachs Group Inc.	4.017%	10/31/38	405	343
Goldman Sachs Group Inc.	4.411%	4/23/39	500	437
Goldman Sachs Group Inc.	6.250%	2/1/41	675	725
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	761
Goldman Sachs Group Inc.	5.150%	5/22/45	475	443
Hanover Insurance Group Inc.	4.500%	4/15/26	100	97
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	302
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	51
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	98
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	143
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	94
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	131
HSBC Bank USA NA	7.000%	1/15/39	250	269
HSBC Holdings plc	4.250%	8/18/25	150	144
HSBC Holdings plc	2.633%	11/7/25	200	190
HSBC Holdings plc	4.300%	3/8/26	1,100	1,064
HSBC Holdings plc	2.999%	3/10/26	300	285
HSBC Holdings plc	1.645%	4/18/26	1,000	923
HSBC Holdings plc	3.900%	5/25/26	450	429
HSBC Holdings plc	2.099%	6/4/26	1,700	1,574
HSBC Holdings plc	4.292%	9/12/26	500	481
HSBC Holdings plc	7.336%	11/3/26	250	257
HSBC Holdings plc	4.375%	11/23/26	350	331
HSBC Holdings plc	1.589%	5/24/27	500	441
HSBC Holdings plc	2.251%	11/22/27	725	643
HSBC Holdings plc	4.041%	3/13/28	400	376
HSBC Holdings plc	5.210%	8/11/28	815	797
HSBC Holdings plc	4.583%	6/19/29	400	376
HSBC Holdings plc	2.206%	8/17/29	500	418
HSBC Holdings plc	4.950%	3/31/30	250	246
HSBC Holdings plc	3.973%	5/22/30	570	512
HSBC Holdings plc	7.625%	5/17/32	100	107
HSBC Holdings plc	2.871%	11/22/32	1,225	990
HSBC Holdings plc	7.350%	11/27/32	100	103
HSBC Holdings plc	4.762%	3/29/33	300	271
HSBC Holdings plc	5.402%	8/11/33	275	268
HSBC Holdings plc	8.113%	11/3/33	250	277
HSBC Holdings plc	6.254%	3/9/34	350	359
HSBC Holdings plc	6.547%	6/20/34	200	199
HSBC Holdings plc	6.500%	5/2/36	600	596
HSBC Holdings plc	6.500%	9/15/37	50	52
HSBC Holdings plc	6.800%	6/1/38	200	202
HSBC Holdings plc	6.332%	3/9/44	350	363
HSBC Holdings plc	5.250%	3/14/44	750	675
HSBC USA Inc.	5.625%	3/17/25	405	404
Huntington Bancshares Inc.	4.443%	8/4/28	200	186
Huntington Bancshares Inc.	2.550%	2/4/30	250	200
Huntington National Bank	5.699%	11/18/25	250	243
Huntington National Bank	4.270%	11/25/26	150	137
Huntington National Bank	4.552%	5/17/28	250	234
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	238
ING Groep NV	3.869%	3/28/26	200	192
ING Groep NV	3.950%	3/29/27	300	284
ING Groep NV	4.017%	3/28/28	200	188
ING Groep NV	4.550%	10/2/28	200	192
ING Groep NV	4.050%	4/9/29	200	187
Intercontinental Exchange Inc.	3.650%	5/23/25	150	147
Intercontinental Exchange Inc.	3.750%	12/1/25	300	291
Intercontinental Exchange Inc.	3.100%	9/15/27	150	140
Intercontinental Exchange Inc.	4.000%	9/15/27	150	146
Intercontinental Exchange Inc.	3.750%	9/21/28	75	71
Intercontinental Exchange Inc.	4.350%	6/15/29	122	120
Intercontinental Exchange Inc.	2.100%	6/15/30	750	628
Intercontinental Exchange Inc.	4.600%	3/15/33	165	160
Intercontinental Exchange Inc.	2.650%	9/15/40	500	356
Intercontinental Exchange Inc.	4.250%	9/21/48	175	152
Intercontinental Exchange Inc.	3.000%	6/15/50	60	42
Intercontinental Exchange Inc.	4.950%	6/15/52	111	106
Intercontinental Exchange Inc.	3.000%	9/15/60	300	196
Intercontinental Exchange Inc.	5.200%	6/15/62	110	109
Invesco Finance plc	3.750%	1/15/26	170	164

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invesco Finance plc	5.375%	11/30/43	75	73
Jackson Financial Inc.	3.125%	11/23/31	250	193
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74
Jefferies Financial Group Inc.	4.850%	1/15/27	200	196
Jefferies Financial Group Inc.	4.150%	1/23/30	300	270
Jefferies Financial Group Inc.	6.250%	1/15/36	75	77
Jefferies Financial Group Inc.	6.500%	1/20/43	75	76
JPMorgan Chase & Co.	3.875%	2/1/24	445	440
JPMorgan Chase & Co.	3.875%	9/10/24	575	561
JPMorgan Chase & Co.	3.125%	1/23/25	400	387
JPMorgan Chase & Co.	3.900%	7/15/25	362	353
JPMorgan Chase & Co.	2.301%	10/15/25	700	667
JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,217
JPMorgan Chase & Co.	5.546%	12/15/25	450	448
JPMorgan Chase & Co.	3.300%	4/1/26	685	653
JPMorgan Chase & Co.	2.083%	4/22/26	500	468
JPMorgan Chase & Co.	3.200%	6/15/26	300	286
JPMorgan Chase & Co.	2.950%	10/1/26	875	821
JPMorgan Chase & Co.	4.125%	12/15/26	450	433
JPMorgan Chase & Co.	3.960%	1/29/27	500	481
JPMorgan Chase & Co.	1.578%	4/22/27	500	449
JPMorgan Chase & Co.	1.470%	9/22/27	500	441
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	939
JPMorgan Chase & Co.	3.782%	2/1/28	625	596
JPMorgan Chase & Co.	3.540%	5/1/28	350	327
JPMorgan Chase & Co.	3.509%	1/23/29	575	532
JPMorgan Chase & Co.	4.005%	4/23/29	300	283
JPMorgan Chase & Co.	2.069%	6/1/29	625	537
JPMorgan Chase & Co.	4.203%	7/23/29	250	238
JPMorgan Chase & Co.	4.452%	12/5/29	300	288
JPMorgan Chase & Co.	3.702%	5/6/30	300	275
JPMorgan Chase & Co.	4.565%	6/14/30	275	264
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,293
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,009
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,694
JPMorgan Chase & Co.	2.956%	5/13/31	500	428
JPMorgan Chase & Co.	1.764%	11/19/31	500	396
JPMorgan Chase & Co.	2.580%	4/22/32	500	415
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	843
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,015
JPMorgan Chase & Co.	6.400%	5/15/38	450	502
JPMorgan Chase & Co.	3.882%	7/24/38	500	431
JPMorgan Chase & Co.	5.500%	10/15/40	650	670
JPMorgan Chase & Co.	3.109%	4/22/41	500	378
JPMorgan Chase & Co.	5.600%	7/15/41	275	285
JPMorgan Chase & Co.	5.400%	1/6/42	150	152
JPMorgan Chase & Co.	3.157%	4/22/42	450	340
JPMorgan Chase & Co.	5.625%	8/16/43	300	307
JPMorgan Chase & Co.	4.950%	6/1/45	100	93
JPMorgan Chase & Co.	4.260%	2/22/48	375	325
JPMorgan Chase & Co.	4.032%	7/24/48	500	416
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	818
JPMorgan Chase & Co.	3.897%	1/23/49	400	323
JPMorgan Chase & Co.	3.109%	4/22/51	500	350
JPMorgan Chase & Co.	3.328%	4/22/52	745	543
Kemper Corp.	4.350%	2/15/25	40	38
KeyBank NA	3.300%	6/1/25	403	370
KeyBank NA	4.700%	1/26/26	250	233
KeyBank NA	5.850%	11/15/27	250	235
KeyBank NA	6.950%	2/1/28	250	234
KeyBank NA	5.000%	1/26/33	250	216
KeyCorp	4.150%	10/29/25	150	139
KeyCorp	4.100%	4/30/28	600	520
KeyCorp	2.550%	10/1/29	150	113
Lazard Group LLC	3.750%	2/13/25	50	48
Lazard Group LLC	3.625%	3/1/27	100	93
Lazard Group LLC	4.500%	9/19/28	100	95
Legg Mason Inc.	4.750%	3/15/26	100	99
Legg Mason Inc.	5.625%	1/15/44	120	118
Lincoln National Corp.	3.350%	3/9/25	13	12
Lincoln National Corp.	3.625%	12/12/26	75	70
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lincoln National Corp.	3.800%	3/1/28	100	90
Lincoln National Corp.	3.050%	1/15/30	350	289
Lincoln National Corp.	6.300%	10/9/37	75	74
Lincoln National Corp.	7.000%	6/15/40	160	167
Lloyds Banking Group plc	4.450%	5/8/25	200	194
Lloyds Banking Group plc	4.582%	12/10/25	700	669
Lloyds Banking Group plc	3.511%	3/18/26	200	190
Lloyds Banking Group plc	4.650%	3/24/26	575	549
Lloyds Banking Group plc	4.716%	8/11/26	200	194
Lloyds Banking Group plc	3.750%	1/11/27	436	409
Lloyds Banking Group plc	3.750%	3/18/28	200	185
Lloyds Banking Group plc	4.375%	3/22/28	250	237
Lloyds Banking Group plc	4.550%	8/16/28	200	189
Lloyds Banking Group plc	3.574%	11/7/28	200	181
Lloyds Banking Group plc	5.871%	3/6/29	200	199
Lloyds Banking Group plc	7.953%	11/15/33	200	217
Lloyds Banking Group plc	5.300%	12/1/45	450	401
Lloyds Banking Group plc	4.344%	1/9/48	275	207
Loews Corp.	6.000%	2/1/35	50	52
Loews Corp.	4.125%	5/15/43	100	83
M&T Bank Corp.	4.000%	7/15/24	100	97
M&T Bank Corp.	5.053%	1/27/34	200	182
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	151
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	239
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	236
Manulife Financial Corp.	4.150%	3/4/26	175	170
Manulife Financial Corp.	4.061%	2/24/32	190	178
Manulife Financial Corp.	5.375%	3/4/46	200	198
Markel Corp.	3.500%	11/1/27	50	47
Markel Corp.	3.350%	9/17/29	75	67
Markel Corp.	4.300%	11/1/47	50	41
Markel Corp.	5.000%	5/20/49	150	135
Markel Corp.	4.150%	9/17/50	200	156
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	97
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	97
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	591
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	235
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	85
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	170
Mercury General Corp.	4.400%	3/15/27	75	71
MetLife Inc.	3.000%	3/1/25	250	242
MetLife Inc.	3.600%	11/13/25	400	385
MetLife Inc.	4.550%	3/23/30	500	489
MetLife Inc.	6.500%	12/15/32	175	193
MetLife Inc.	6.375%	6/15/34	100	110
MetLife Inc.	5.875%	2/6/41	590	604
MetLife Inc.	4.125%	8/13/42	175	147
MetLife Inc.	4.875%	11/13/43	355	329
MetLife Inc.	4.721%	12/15/44	63	56
MetLife Inc.	5.250%	1/15/54	200	195
MetLife Inc.	6.400%	12/15/66	210	210
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	194
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	242
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,833
Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	200	198
Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	498
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	503
Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	225	224
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	230
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	481
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	353
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	232
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	358
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	190
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	190
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	199
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	185
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	221
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	155
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	42
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	405

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	330
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	185
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	490
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	1,034	1,025
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	45
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	169
	Mizuho Financial Group Inc.	2.839%	7/16/25	375	361
	Mizuho Financial Group Inc.	2.555%	9/13/25	100	95
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	235
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	176
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	306
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	226
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	374
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	432
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	85
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	390
	Mizuho Financial Group Inc.	5.748%	7/6/34	225	226
	Morgan Stanley	3.700%	10/23/24	610	596
	Morgan Stanley	4.000%	7/23/25	330	320
	Morgan Stanley	1.164%	10/21/25	700	654
	Morgan Stanley	5.000%	11/24/25	650	639
	Morgan Stanley	3.875%	1/27/26	225	217
	Morgan Stanley	4.754%	4/21/26	275	271
	Morgan Stanley	2.188%	4/28/26	1,000	939
	Morgan Stanley	3.125%	7/27/26	700	656
	Morgan Stanley	6.250%	8/9/26	1,796	1,834
	Morgan Stanley	4.350%	9/8/26	966	933
	Morgan Stanley	6.138%	10/16/26	500	505
	Morgan Stanley	0.985%	12/10/26	500	446
	Morgan Stanley	3.625%	1/20/27	250	237
	Morgan Stanley	5.050%	1/28/27	350	347
	Morgan Stanley	3.950%	4/23/27	325	308
	Morgan Stanley	1.593%	5/4/27	525	470
	Morgan Stanley	2.475%	1/21/28	500	451
	Morgan Stanley	4.210%	4/20/28	200	192
[4]	Morgan Stanley	3.591%	7/22/28	935	864
	Morgan Stanley	6.296%	10/18/28	500	515
	Morgan Stanley	3.772%	1/24/29	575	537
	Morgan Stanley	5.123%	2/1/29	350	345
	Morgan Stanley	5.164%	4/20/29	450	445
	Morgan Stanley	4.431%	1/23/30	550	524
	Morgan Stanley	2.699%	1/22/31	1,750	1,490
	Morgan Stanley	3.622%	4/1/31	600	541
	Morgan Stanley	1.794%	2/13/32	500	388
	Morgan Stanley	7.250%	4/1/32	150	170
	Morgan Stanley	1.928%	4/28/32	200	156
	Morgan Stanley	2.239%	7/21/32	500	397
	Morgan Stanley	2.511%	10/20/32	600	484
	Morgan Stanley	2.943%	1/21/33	500	416
	Morgan Stanley	6.342%	10/18/33	750	798
	Morgan Stanley	5.250%	4/21/34	450	444
	Morgan Stanley	5.948%	1/19/38	350	345
[4]	Morgan Stanley	3.971%	7/22/38	375	318
	Morgan Stanley	4.457%	4/22/39	250	223
	Morgan Stanley	3.217%	4/22/42	325	247
	Morgan Stanley	6.375%	7/24/42	600	669
	Morgan Stanley	4.300%	1/27/45	650	569
	Morgan Stanley	2.802%	1/25/52	940	617
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	75	71
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	65	63
	Nasdaq Inc.	5.650%	6/28/25	500	501
	Nasdaq Inc.	3.850%	6/30/26	100	96
	Nasdaq Inc.	5.350%	6/28/28	200	201
	Nasdaq Inc.	1.650%	1/15/31	250	194
	Nasdaq Inc.	5.550%	2/15/34	200	201
	Nasdaq Inc.	2.500%	12/21/40	200	134
	Nasdaq Inc.	3.250%	4/28/50	35	24
	Nasdaq Inc.	3.950%	3/7/52	200	154
	Nasdaq Inc.	5.950%	8/15/53	200	205
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nasdaq Inc.	6.100%	6/28/63	200	205
National Australia Bank Ltd.	5.132%	11/22/24	250	249
National Australia Bank Ltd.	5.200%	5/13/25	500	499
National Australia Bank Ltd.	3.375%	1/14/26	100	96
National Australia Bank Ltd.	2.500%	7/12/26	200	185
National Australia Bank Ltd.	4.944%	1/12/28	250	249
National Australia Bank Ltd.	4.900%	6/13/28	500	495
National Bank of Canada	5.250%	1/17/25	250	248
NatWest Group plc	7.472%	11/10/26	200	205
NatWest Group plc	5.847%	3/2/27	200	198
NatWest Group plc	5.516%	9/30/28	200	196
NatWest Group plc	4.892%	5/18/29	1,000	951
NatWest Group plc	5.808%	9/13/29	200	197
NatWest Group plc	5.076%	1/27/30	200	191
NatWest Group plc	4.445%	5/8/30	700	642
NatWest Group plc	6.016%	3/2/34	200	201
Nomura Holdings Inc.	2.648%	1/16/25	170	161
Nomura Holdings Inc.	5.099%	7/3/25	225	221
Nomura Holdings Inc.	1.851%	7/16/25	300	275
Nomura Holdings Inc.	2.329%	1/22/27	200	177
Nomura Holdings Inc.	5.386%	7/6/27	200	197
Nomura Holdings Inc.	2.172%	7/14/28	200	169
Nomura Holdings Inc.	5.605%	7/6/29	225	222
Nomura Holdings Inc.	3.103%	1/16/30	400	342
Nomura Holdings Inc.	2.679%	7/16/30	250	205
Nomura Holdings Inc.	2.608%	7/14/31	200	159
Northern Trust Corp.	3.950%	10/30/25	150	145
Northern Trust Corp.	4.000%	5/10/27	200	193
Northern Trust Corp.	3.650%	8/3/28	100	95
Northern Trust Corp.	3.375%	5/8/32	50	45
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	119
Old Republic International Corp.	3.875%	8/26/26	100	94
Old Republic International Corp.	3.850%	6/11/51	200	144
ORIX Corp.	3.250%	12/4/24	75	72
ORIX Corp.	3.700%	7/18/27	200	188
Owl Rock Capital Corp.	4.000%	3/30/25	47	44
Owl Rock Capital Corp.	3.750%	7/22/25	180	167
Owl Rock Capital Corp.	3.400%	7/15/26	244	216
Owl Rock Capital Corp.	2.625%	1/15/27	200	170
PartnerRe Finance B LLC	3.700%	7/2/29	95	87
PNC Bank NA	3.300%	10/30/24	706	681
PNC Bank NA	2.950%	2/23/25	293	279
PNC Bank NA	3.250%	6/1/25	169	161
PNC Bank NA	3.100%	10/25/27	250	229
PNC Bank NA	3.250%	1/22/28	150	138
PNC Bank NA	4.050%	7/26/28	250	231
PNC Bank NA	2.700%	10/22/29	150	126
PNC Financial Services Group Inc.	5.671%	10/28/25	200	198
PNC Financial Services Group Inc.	5.812%	6/12/26	200	199
PNC Financial Services Group Inc.	4.758%	1/26/27	200	196
PNC Financial Services Group Inc.	3.150%	5/19/27	450	417
PNC Financial Services Group Inc.	3.450%	4/23/29	500	451
PNC Financial Services Group Inc.	5.582%	6/12/29	200	199
PNC Financial Services Group Inc.	2.550%	1/22/30	425	359
PNC Financial Services Group Inc.	4.626%	6/6/33	200	184
PNC Financial Services Group Inc.	6.037%	10/28/33	255	262
PNC Financial Services Group Inc.	5.068%	1/24/34	200	192
Principal Financial Group Inc.	3.400%	5/15/25	128	123
Principal Financial Group Inc.	3.100%	11/15/26	100	92
Principal Financial Group Inc.	4.625%	9/15/42	50	43
Principal Financial Group Inc.	4.350%	5/15/43	150	122
Principal Financial Group Inc.	4.300%	11/15/46	195	156
Progressive Corp.	2.450%	1/15/27	150	138
Progressive Corp.	6.625%	3/1/29	125	135
Progressive Corp.	4.950%	6/15/33	100	99
Progressive Corp.	4.350%	4/25/44	50	43
Progressive Corp.	4.125%	4/15/47	290	251
Progressive Corp.	4.200%	3/15/48	115	98
Progressive Corp.	3.950%	3/26/50	180	149
Progressive Corp.	3.700%	3/15/52	100	79

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prospect Capital Corp.	3.364%	11/15/26	200	168
Prudential Financial Inc.	3.878%	3/27/28	163	156
Prudential Financial Inc.	5.750%	7/15/33	100	105
Prudential Financial Inc.	5.700%	12/14/36	125	130
Prudential Financial Inc.	6.625%	12/1/37	65	72
Prudential Financial Inc.	3.000%	3/10/40	50	37
Prudential Financial Inc.	6.625%	6/21/40	65	71
Prudential Financial Inc.	5.100%	8/15/43	50	45
Prudential Financial Inc.	4.600%	5/15/44	525	463
Prudential Financial Inc.	5.375%	5/15/45	250	244
Prudential Financial Inc.	3.905%	12/7/47	182	145
Prudential Financial Inc.	5.700%	9/15/48	250	240
Prudential Financial Inc.	3.935%	12/7/49	363	289
Prudential Financial Inc.	4.350%	2/25/50	210	178
Prudential Financial Inc.	3.700%	10/1/50	200	168
Prudential Financial Inc.	5.125%	3/1/52	250	225
Prudential Funding Asia plc	3.125%	4/14/30	200	177
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	189
Raymond James Financial Inc.	3.750%	4/1/51	250	189
Regions Bank	6.450%	6/26/37	250	247
Regions Financial Corp.	2.250%	5/18/25	100	93
Reinsurance Group of America Inc.	3.900%	5/15/29	50	46
Reinsurance Group of America Inc.	6.000%	9/15/33	100	101
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	70
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	67
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	94	92
Royal Bank of Canada	2.550%	7/16/24	200	194
Royal Bank of Canada	5.660%	10/25/24	200	200
Royal Bank of Canada	2.250%	11/1/24	650	621
Royal Bank of Canada	1.600%	1/21/25	100	94
Royal Bank of Canada	3.375%	4/14/25	200	193
Royal Bank of Canada	4.950%	4/25/25	200	198
Royal Bank of Canada	4.875%	1/12/26	200	198
Royal Bank of Canada	4.650%	1/27/26	898	874
Royal Bank of Canada	1.200%	4/27/26	200	178
Royal Bank of Canada	1.400%	11/2/26	500	441
Royal Bank of Canada	2.050%	1/21/27	100	90
Royal Bank of Canada	3.625%	5/4/27	200	189
Royal Bank of Canada	4.240%	8/3/27	200	193
Royal Bank of Canada	6.000%	11/1/27	200	205
Royal Bank of Canada	4.900%	1/12/28	200	197
Royal Bank of Canada	2.300%	11/3/31	500	406
Royal Bank of Canada	3.875%	5/4/32	200	183
Royal Bank of Canada	5.000%	2/1/33	465	456
Royal Bank of Canada	5.000%	5/2/33	200	195
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,093
Santander Holdings USA Inc.	3.244%	10/5/26	400	360
Santander Holdings USA Inc.	4.400%	7/13/27	250	235
Santander Holdings USA Inc.	2.490%	1/6/28	200	173
Santander Holdings USA Inc.	6.499%	3/9/29	200	198
Santander UK Group Holdings plc	1.532%	8/21/26	600	534
Santander UK Group Holdings plc	1.673%	6/14/27	400	346
Santander UK Group Holdings plc	3.823%	11/3/28	200	180
Santander UK Group Holdings plc	6.534%	1/10/29	415	418
Selective Insurance Group Inc.	5.375%	3/1/49	50	46
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.300%	12/16/24	227	219
State Street Corp.	3.550%	8/18/25	200	193
State Street Corp.	2.354%	11/1/25	125	119
State Street Corp.	5.104%	5/18/26	500	496
State Street Corp.	2.650%	5/19/26	125	117
State Street Corp.	4.141%	12/3/29	200	190
State Street Corp.	2.400%	1/24/30	150	129
State Street Corp.	4.821%	1/26/34	130	126
State Street Corp.	5.159%	5/18/34	500	497
State Street Corp.	3.031%	11/1/34	125	106
Stifel Financial Corp.	4.250%	7/18/24	150	147
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	244
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	363
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	303
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,379
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	178
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	143
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	115
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	162
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	188
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	654
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	277
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	93
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	421
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	415
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	131
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	319
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	156
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	303
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	133
Synchrony Financial	4.250%	8/15/24	250	241
Synchrony Financial	4.500%	7/23/25	426	403
Synchrony Financial	3.700%	8/4/26	125	112
Synchrony Financial	3.950%	12/1/27	300	261
Toronto-Dominion Bank	3.250%	3/11/24	400	393
Toronto-Dominion Bank	1.250%	12/13/24	825	776
Toronto-Dominion Bank	1.450%	1/10/25	200	188
Toronto-Dominion Bank	3.766%	6/6/25	425	412
Toronto-Dominion Bank	1.150%	6/12/25	200	184
Toronto-Dominion Bank	0.750%	1/6/26	200	179
Toronto-Dominion Bank	5.103%	1/9/26	200	199
Toronto-Dominion Bank	1.250%	9/10/26	325	287
Toronto-Dominion Bank	1.950%	1/12/27	200	180
Toronto-Dominion Bank	4.108%	6/8/27	425	407
Toronto-Dominion Bank	5.156%	1/10/28	225	223
Toronto-Dominion Bank	2.000%	9/10/31	325	258
Toronto-Dominion Bank	2.450%	1/12/32	850	696
Toronto-Dominion Bank	4.456%	6/8/32	400	380
Travelers Cos. Inc.	6.250%	6/15/37	150	166
Travelers Cos. Inc.	4.300%	8/25/45	150	130
Travelers Cos. Inc.	4.000%	5/30/47	225	189
Travelers Cos. Inc.	4.100%	3/4/49	200	170
Travelers Cos. Inc.	2.550%	4/27/50	500	322
Travelers Cos. Inc.	5.450%	5/25/53	143	150
Trinity Acquisition plc	4.400%	3/15/26	100	96
Truist Bank	2.150%	12/6/24	250	236
Truist Bank	3.625%	9/16/25	500	467
Truist Bank	3.300%	5/15/26	200	183
Truist Financial Corp.	3.700%	6/5/25	175	168
Truist Financial Corp.	1.200%	8/5/25	200	181
Truist Financial Corp.	6.047%	6/8/27	265	265
Truist Financial Corp.	1.125%	8/3/27	500	422
Truist Financial Corp.	3.875%	3/19/29	200	179
Truist Financial Corp.	1.887%	6/7/29	500	416
Truist Financial Corp.	1.950%	6/5/30	100	80
Truist Financial Corp.	4.916%	7/28/33	200	183
Truist Financial Corp.	5.122%	1/26/34	810	767
Truist Financial Corp.	5.867%	6/8/34	200	200

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
UBS Group AG	3.750%	3/26/25	250	239
UBS Group AG	4.550%	4/17/26	456	438
UBS Group AG	4.875%	5/15/45	375	324
Unum Group	4.000%	6/15/29	80	74
Unum Group	5.750%	8/15/42	75	71
Unum Group	4.500%	12/15/49	100	77
US Bancorp	3.950%	11/17/25	25	24
US Bancorp	3.100%	4/27/26	300	280
US Bancorp	2.375%	7/22/26	249	228
US Bancorp	5.727%	10/21/26	525	527
US Bancorp	3.150%	4/27/27	275	255
US Bancorp	5.775%	6/12/29	275	275
US Bancorp	3.000%	7/30/29	240	203
US Bancorp	2.677%	1/27/33	90	72
US Bancorp	4.967%	7/22/33	235	213
US Bancorp	5.850%	10/21/33	525	527
US Bancorp	4.839%	2/1/34	360	337
US Bancorp	5.836%	6/12/34	275	277
US Bancorp	2.491%	11/3/36	250	183
US Bank NA	2.050%	1/21/25	175	165
US Bank NA	2.800%	1/27/25	625	597
Voya Financial Inc.	3.650%	6/15/26	250	235
Voya Financial Inc.	5.700%	7/15/43	75	72
Voya Financial Inc.	4.800%	6/15/46	40	33
Voya Financial Inc.	4.700%	1/23/48	100	81
Webster Financial Corp.	4.100%	3/25/29	55	48
Wells Fargo & Co.	3.000%	2/19/25	425	408
Wells Fargo & Co.	2.406%	10/30/25	600	572
Wells Fargo & Co.	2.164%	2/11/26	500	471
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,200
Wells Fargo & Co.	3.908%	4/25/26	400	387
Wells Fargo & Co.	4.100%	6/3/26	725	696
Wells Fargo & Co.	4.540%	8/15/26	275	269
Wells Fargo & Co.	3.000%	10/23/26	675	627
Wells Fargo & Co.	4.300%	7/22/27	475	456
Wells Fargo & Co.	3.584%	5/22/28	500	466
Wells Fargo & Co.	4.808%	7/25/28	975	953
Wells Fargo & Co.	4.150%	1/24/29	200	190
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,124
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,189
Wells Fargo & Co.	4.897%	7/25/33	975	935
Wells Fargo & Co.	5.389%	4/24/34	525	522
Wells Fargo & Co.	3.068%	4/30/41	600	440
Wells Fargo & Co.	5.375%	11/2/43	1,000	941
Wells Fargo & Co.	4.650%	11/4/44	325	277
Wells Fargo & Co.	3.900%	5/1/45	250	201
Wells Fargo & Co.	4.900%	11/17/45	250	220
Wells Fargo & Co.	4.400%	6/14/46	300	244
Wells Fargo & Co.	4.750%	12/7/46	350	298
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,625
Wells Fargo & Co.	4.611%	4/25/53	400	351
Wells Fargo Bank NA	5.950%	8/26/36	200	201
Wells Fargo Bank NA	5.850%	2/1/37	300	304
Wells Fargo Bank NA	6.600%	1/15/38	225	244
Westpac Banking Corp.	1.019%	11/18/24	275	259
Westpac Banking Corp.	2.350%	2/19/25	200	190
Westpac Banking Corp.	2.850%	5/13/26	200	188
Westpac Banking Corp.	1.150%	6/3/26	218	194
Westpac Banking Corp.	2.700%	8/19/26	175	163
Westpac Banking Corp.	3.350%	3/8/27	250	236
Westpac Banking Corp.	1.953%	11/20/28	275	236
Westpac Banking Corp.	2.650%	1/16/30	150	132
Westpac Banking Corp.	2.894%	2/4/30	425	397
Westpac Banking Corp.	4.322%	11/23/31	500	463
Westpac Banking Corp.	5.405%	8/10/33	200	189
Westpac Banking Corp.	4.110%	7/24/34	25	22
Westpac Banking Corp.	2.668%	11/15/35	315	241
Westpac Banking Corp.	3.020%	11/18/36	500	383
Westpac Banking Corp.	4.421%	7/24/39	200	165
Westpac Banking Corp.	2.963%	11/16/40	200	134
Willis North America Inc.	4.500%	9/15/28	100	95
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	2.950%	9/15/29	440	379
	Willis North America Inc.	5.350%	5/15/33	100	98
	Willis North America Inc.	5.050%	9/15/48	50	43
	Willis North America Inc.	3.875%	9/15/49	90	65
	Zions Bancorp NA	3.250%	10/29/29	250	184
					312,332
Health Care (3.0%)
	Abbott Laboratories	3.750%	11/30/26	367	358
	Abbott Laboratories	1.150%	1/30/28	100	87
	Abbott Laboratories	1.400%	6/30/30	150	123
	Abbott Laboratories	4.750%	11/30/36	200	201
	Abbott Laboratories	5.300%	5/27/40	250	262
	Abbott Laboratories	4.750%	4/15/43	175	172
	Abbott Laboratories	4.900%	11/30/46	700	706
	AbbVie Inc.	2.600%	11/21/24	750	720
	AbbVie Inc.	3.600%	5/14/25	411	397
	AbbVie Inc.	2.950%	11/21/26	740	692
	AbbVie Inc.	4.250%	11/14/28	350	340
	AbbVie Inc.	3.200%	11/21/29	1,130	1,021
	AbbVie Inc.	4.550%	3/15/35	350	333
	AbbVie Inc.	4.500%	5/14/35	495	470
	AbbVie Inc.	4.300%	5/14/36	190	175
	AbbVie Inc.	4.050%	11/21/39	825	718
	AbbVie Inc.	4.625%	10/1/42	50	45
	AbbVie Inc.	4.400%	11/6/42	501	449
	AbbVie Inc.	4.850%	6/15/44	230	214
	AbbVie Inc.	4.750%	3/15/45	200	183
	AbbVie Inc.	4.700%	5/14/45	402	366
	AbbVie Inc.	4.450%	5/14/46	455	401
	AbbVie Inc.	4.875%	11/14/48	350	330
	AbbVie Inc.	4.250%	11/21/49	1,025	883
	Adventist Health System	2.952%	3/1/29	100	87
	Adventist Health System	3.630%	3/1/49	100	74
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	21
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	88
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	56
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	52
	Aetna Inc.	3.500%	11/15/24	125	121
	Aetna Inc.	6.625%	6/15/36	130	143
	Aetna Inc.	6.750%	12/15/37	100	110
	Aetna Inc.	4.500%	5/15/42	75	64
	Aetna Inc.	4.125%	11/15/42	75	62
	Aetna Inc.	3.875%	8/15/47	300	234
	Agilent Technologies Inc.	3.050%	9/22/26	75	69
	Agilent Technologies Inc.	2.750%	9/15/29	100	87
	Agilent Technologies Inc.	2.100%	6/4/30	100	82
	AHS Hospital Corp.	5.024%	7/1/45	75	73
	AHS Hospital Corp.	2.780%	7/1/51	150	99
[2]	Allina Health System	3.887%	4/15/49	75	60
	AmerisourceBergen Corp.	3.250%	3/1/25	50	48
	AmerisourceBergen Corp.	3.450%	12/15/27	275	257
	AmerisourceBergen Corp.	2.700%	3/15/31	300	256
	AmerisourceBergen Corp.	4.300%	12/15/47	175	149
	Amgen Inc.	1.900%	2/21/25	180	170
	Amgen Inc.	5.250%	3/2/25	200	199
	Amgen Inc.	5.507%	3/2/26	350	349
	Amgen Inc.	2.200%	2/21/27	150	136
	Amgen Inc.	5.150%	3/2/28	500	499
	Amgen Inc.	1.650%	8/15/28	200	171
	Amgen Inc.	4.050%	8/18/29	200	189
	Amgen Inc.	5.250%	3/2/30	250	251
	Amgen Inc.	2.000%	1/15/32	450	358
	Amgen Inc.	3.350%	2/22/32	500	441
	Amgen Inc.	4.200%	3/1/33	200	187
	Amgen Inc.	5.250%	3/2/33	950	951
	Amgen Inc.	3.150%	2/21/40	575	440
	Amgen Inc.	2.800%	8/15/41	450	318
	Amgen Inc.	4.950%	10/1/41	240	223
	Amgen Inc.	5.150%	11/15/41	126	122
	Amgen Inc.	5.600%	3/2/43	300	301

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.400%	5/1/45	450	390
	Amgen Inc.	3.375%	2/21/50	725	532
	Amgen Inc.	4.663%	6/15/51	250	224
	Amgen Inc.	3.000%	1/15/52	806	538
	Amgen Inc.	4.200%	2/22/52	500	414
	Amgen Inc.	5.650%	3/2/53	500	507
	Amgen Inc.	2.770%	9/1/53	422	263
	Amgen Inc.	5.750%	3/2/63	500	508
	Ascension Health	2.532%	11/15/29	350	301
	Ascension Health	3.106%	11/15/39	100	78
	Ascension Health	3.945%	11/15/46	175	147
[2]	Ascension Health	4.847%	11/15/53	75	74
	Astrazeneca Finance LLC	1.200%	5/28/26	200	180
	Astrazeneca Finance LLC	4.875%	3/3/28	200	200
	Astrazeneca Finance LLC	1.750%	5/28/28	200	173
	Astrazeneca Finance LLC	4.900%	3/3/30	200	200
	Astrazeneca Finance LLC	2.250%	5/28/31	200	169
	Astrazeneca Finance LLC	4.875%	3/3/33	200	203
	AstraZeneca plc	3.375%	11/16/25	400	384
	AstraZeneca plc	0.700%	4/8/26	500	447
	AstraZeneca plc	4.000%	1/17/29	200	193
	AstraZeneca plc	1.375%	8/6/30	300	241
	AstraZeneca plc	6.450%	9/15/37	450	517
	AstraZeneca plc	4.000%	9/18/42	290	258
	AstraZeneca plc	4.375%	11/16/45	200	186
	AstraZeneca plc	3.000%	5/28/51	335	249
	Banner Health	2.338%	1/1/30	125	107
	Banner Health	3.181%	1/1/50	75	54
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	185
	Baxalta Inc.	4.000%	6/23/25	97	94
	Baxalta Inc.	5.250%	6/23/45	73	72
	Baxter International Inc.	1.322%	11/29/24	200	188
	Baxter International Inc.	1.915%	2/1/27	750	666
	Baxter International Inc.	2.272%	12/1/28	250	214
	Baxter International Inc.	2.539%	2/1/32	500	405
	Baxter International Inc.	3.500%	8/15/46	100	70
	Baxter International Inc.	3.132%	12/1/51	200	132
	Baylor Scott & White Holdings	1.777%	11/15/30	100	80
	Baylor Scott & White Holdings	4.185%	11/15/45	100	86
	Baylor Scott & White Holdings	2.839%	11/15/50	350	237
	Becton Dickinson & Co.	3.734%	12/15/24	75	73
	Becton Dickinson & Co.	3.700%	6/6/27	375	356
	Becton Dickinson & Co.	4.693%	2/13/28	250	247
	Becton Dickinson & Co.	1.957%	2/11/31	500	405
	Becton Dickinson & Co.	4.685%	12/15/44	172	157
	Becton Dickinson & Co.	4.669%	6/6/47	300	275
	Biogen Inc.	4.050%	9/15/25	350	339
	Biogen Inc.	2.250%	5/1/30	400	334
	Biogen Inc.	3.150%	5/1/50	300	205
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	220
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	90
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	174
	Boston Scientific Corp.	1.900%	6/1/25	550	516
	Boston Scientific Corp.	2.650%	6/1/30	150	131
	Boston Scientific Corp.	4.550%	3/1/39	131	122
	Boston Scientific Corp.	7.375%	1/15/40	50	60
	Boston Scientific Corp.	4.700%	3/1/49	133	125
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	657
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	289
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	435
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	201
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	267
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	144
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	161
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	265
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	78
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	166
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	227
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	217
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	621
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	326
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	584
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	161
	Cardinal Health Inc.	3.750%	9/15/25	100	96
	Cardinal Health Inc.	4.600%	3/15/43	75	63
	Cardinal Health Inc.	4.500%	11/15/44	50	41
	Cardinal Health Inc.	4.368%	6/15/47	125	103
	Centene Corp.	4.250%	12/15/27	474	444
	Centene Corp.	2.450%	7/15/28	467	400
	Centene Corp.	4.625%	12/15/29	386	356
	Centene Corp.	3.375%	2/15/30	110	95
	Centene Corp.	3.000%	10/15/30	407	339
	Centene Corp.	2.500%	3/1/31	395	315
	Centene Corp.	2.625%	8/1/31	254	202
	Children's Health System of Texas	2.511%	8/15/50	100	62
	Children's Hospital Corp.	4.115%	1/1/47	75	65
	Children's Hospital Corp.	2.585%	2/1/50	50	32
	Children's Hospital Medical Center	4.268%	5/15/44	50	44
	CHRISTUS Health	4.341%	7/1/28	125	119
	Cigna Group	3.250%	4/15/25	250	240
	Cigna Group	4.125%	11/15/25	467	455
	Cigna Group	4.500%	2/25/26	390	382
	Cigna Group	3.400%	3/1/27	275	259
	Cigna Group	7.875%	5/15/27	41	45
	Cigna Group	4.375%	10/15/28	610	590
	Cigna Group	2.400%	3/15/30	265	225
	Cigna Group	2.375%	3/15/31	250	210
	Cigna Group	4.800%	8/15/38	415	392
	Cigna Group	3.200%	3/15/40	150	115
	Cigna Group	6.125%	11/15/41	92	98
	Cigna Group	4.800%	7/15/46	400	367
	Cigna Group	3.875%	10/15/47	170	135
	Cigna Group	4.900%	12/15/48	545	507
	Cigna Group	3.400%	3/15/50	375	274
	City of Hope	5.623%	11/15/43	75	74
	City of Hope	4.378%	8/15/48	100	84
	Cleveland Clinic Foundation	4.858%	1/1/14	100	90
	CommonSpirit Health	2.760%	10/1/24	100	96
	CommonSpirit Health	2.782%	10/1/30	500	421
[2]	CommonSpirit Health	4.350%	11/1/42	225	193
	CommonSpirit Health	3.817%	10/1/49	50	38
	CommonSpirit Health	4.187%	10/1/49	200	164
	Community Health Network Inc.	3.099%	5/1/50	250	162
	Corewell Health Obligated Group	3.487%	7/15/49	75	55
	Cottage Health Obligated Group	3.304%	11/1/49	100	74
	CVS Health Corp.	3.375%	8/12/24	275	268
	CVS Health Corp.	3.875%	7/20/25	573	557
	CVS Health Corp.	2.875%	6/1/26	416	391
	CVS Health Corp.	3.000%	8/15/26	450	422
	CVS Health Corp.	1.300%	8/21/27	400	345
	CVS Health Corp.	4.300%	3/25/28	677	653
	CVS Health Corp.	5.000%	1/30/29	470	466
	CVS Health Corp.	3.250%	8/15/29	360	323
	CVS Health Corp.	5.125%	2/21/30	250	248
	CVS Health Corp.	1.750%	8/21/30	225	180
	CVS Health Corp.	5.250%	1/30/31	100	100
	CVS Health Corp.	1.875%	2/28/31	350	278
	CVS Health Corp.	5.250%	2/21/33	250	249
	CVS Health Corp.	5.300%	6/1/33	400	399
	CVS Health Corp.	4.875%	7/20/35	125	119
	CVS Health Corp.	4.780%	3/25/38	1,000	922
	CVS Health Corp.	6.125%	9/15/39	75	78
	CVS Health Corp.	4.125%	4/1/40	200	168
	CVS Health Corp.	5.300%	12/5/43	150	143
	CVS Health Corp.	5.125%	7/20/45	525	485
	CVS Health Corp.	5.050%	3/25/48	1,502	1,385
	CVS Health Corp.	4.250%	4/1/50	300	248
	CVS Health Corp.	5.625%	2/21/53	250	248
	CVS Health Corp.	5.875%	6/1/53	118	121
	CVS Health Corp.	6.000%	6/1/63	135	139

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Danaher Corp.	3.350%	9/15/25	100	96
	Danaher Corp.	4.375%	9/15/45	75	68
	Danaher Corp.	2.600%	10/1/50	500	337
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	79
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	130
	DH Europe Finance II Sarl	2.200%	11/15/24	250	239
	DH Europe Finance II Sarl	2.600%	11/15/29	150	132
	DH Europe Finance II Sarl	3.250%	11/15/39	175	143
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	100	87
	Dignity Health	5.267%	11/1/64	50	46
	Duke University Health System Inc.	3.920%	6/1/47	100	84
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	97
	Elevance Health Inc.	3.500%	8/15/24	475	463
	Elevance Health Inc.	2.375%	1/15/25	100	95
	Elevance Health Inc.	2.250%	5/15/30	530	444
	Elevance Health Inc.	2.550%	3/15/31	650	547
	Elevance Health Inc.	4.100%	5/15/32	200	187
	Elevance Health Inc.	5.500%	10/15/32	250	257
	Elevance Health Inc.	4.750%	2/15/33	200	194
	Elevance Health Inc.	5.950%	12/15/34	1	1
	Elevance Health Inc.	5.850%	1/15/36	75	77
	Elevance Health Inc.	6.375%	6/15/37	50	54
	Elevance Health Inc.	4.625%	5/15/42	175	158
	Elevance Health Inc.	4.650%	1/15/43	775	708
	Elevance Health Inc.	5.100%	1/15/44	100	95
	Elevance Health Inc.	4.375%	12/1/47	261	228
	Elevance Health Inc.	4.550%	3/1/48	155	136
	Elevance Health Inc.	4.550%	5/15/52	200	178
	Elevance Health Inc.	5.125%	2/15/53	200	194
	Elevance Health Inc.	4.850%	8/15/54	30	26
	Eli Lilly & Co.	2.750%	6/1/25	71	68
	Eli Lilly & Co.	3.375%	3/15/29	92	87
	Eli Lilly & Co.	2.500%	9/15/60	250	157
	Eli Lilly & Co.	4.950%	2/27/63	250	255
	GE HealthCare Technologies Inc.	5.550%	11/15/24	200	199
	GE HealthCare Technologies Inc.	5.600%	11/15/25	250	250
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	202
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	261
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	167
	Gilead Sciences Inc.	3.650%	3/1/26	575	553
	Gilead Sciences Inc.	2.950%	3/1/27	525	493
	Gilead Sciences Inc.	4.600%	9/1/35	575	555
	Gilead Sciences Inc.	4.000%	9/1/36	350	316
	Gilead Sciences Inc.	5.650%	12/1/41	175	184
	Gilead Sciences Inc.	4.800%	4/1/44	400	382
	Gilead Sciences Inc.	4.750%	3/1/46	455	429
	Gilead Sciences Inc.	2.800%	10/1/50	475	322
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	587
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	361
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	90
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	627
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	90
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	23
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	176
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	109
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	44
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	54
	HCA Inc.	5.375%	2/1/25	250	248
	HCA Inc.	5.250%	4/15/25	320	316
	HCA Inc.	5.250%	6/15/26	325	322
	HCA Inc.	4.500%	2/15/27	125	121
	HCA Inc.	5.200%	6/1/28	177	176
	HCA Inc.	5.625%	9/1/28	275	276
	HCA Inc.	4.125%	6/15/29	405	375
	HCA Inc.	3.500%	9/1/30	500	438
	HCA Inc.	2.375%	7/15/31	400	320
[5]	HCA Inc.	3.625%	3/15/32	250	217
	HCA Inc.	5.500%	6/1/33	221	221
	HCA Inc.	5.125%	6/15/39	200	186
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	HCA Inc.	4.375%	3/15/42	250	206
	HCA Inc.	5.500%	6/15/47	425	399
	HCA Inc.	5.250%	6/15/49	400	362
	HCA Inc.	3.500%	7/15/51	200	138
[5]	HCA Inc.	4.625%	3/15/52	300	246
	HCA Inc.	5.900%	6/1/53	177	175
	Humana Inc.	3.850%	10/1/24	326	319
	Humana Inc.	1.350%	2/3/27	200	174
	Humana Inc.	3.950%	3/15/27	150	144
	Humana Inc.	4.875%	4/1/30	135	132
	Humana Inc.	2.150%	2/3/32	200	158
	Humana Inc.	4.625%	12/1/42	110	97
	Humana Inc.	4.950%	10/1/44	270	247
	Humana Inc.	3.950%	8/15/49	40	32
	Humana Inc.	5.500%	3/15/53	200	199
	IHC Health Services Inc.	4.131%	5/15/48	100	94
	Illumina Inc.	2.550%	3/23/31	250	207
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	106
	Iowa Health System	3.665%	2/15/50	125	96
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	103
	Johnson & Johnson	2.625%	1/15/25	250	242
	Johnson & Johnson	2.450%	3/1/26	350	331
	Johnson & Johnson	2.950%	3/3/27	200	191
	Johnson & Johnson	0.950%	9/1/27	300	262
	Johnson & Johnson	2.900%	1/15/28	100	94
	Johnson & Johnson	1.300%	9/1/30	375	308
	Johnson & Johnson	4.950%	5/15/33	150	158
	Johnson & Johnson	4.375%	12/5/33	175	176
	Johnson & Johnson	3.550%	3/1/36	175	158
	Johnson & Johnson	3.625%	3/3/37	300	270
	Johnson & Johnson	5.950%	8/15/37	200	226
	Johnson & Johnson	2.100%	9/1/40	250	176
	Johnson & Johnson	4.500%	9/1/40	150	148
	Johnson & Johnson	4.850%	5/15/41	75	75
	Johnson & Johnson	4.500%	12/5/43	200	198
	Johnson & Johnson	3.700%	3/1/46	400	352
	Johnson & Johnson	3.750%	3/3/47	250	220
	Johnson & Johnson	2.250%	9/1/50	400	265
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	94
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	184
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	228
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	132
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	167
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	175
	Koninklijke KPN NV	6.875%	3/11/38	100	111
	Koninklijke Philips NV	5.000%	3/15/42	150	137
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	145
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	95
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	194
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	178
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	95
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	110
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	169
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	169
	Mass General Brigham Inc.	3.192%	7/1/49	150	109
	Mass General Brigham Inc.	3.342%	7/1/60	250	175
	Mayo Clinic	3.774%	11/15/43	75	63
	Mayo Clinic	4.128%	11/15/52	50	43
	Mayo Clinic	3.196%	11/15/61	250	170
	McKesson Corp.	0.900%	12/3/25	500	448
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	5.100%	7/15/33	100	100
[2]	MedStar Health Inc.	3.626%	8/15/49	75	56

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medtronic Inc.	4.375%	3/15/35	511	491
	Medtronic Inc.	4.625%	3/15/45	244	237
	Memorial Health Services	3.447%	11/1/49	150	111
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	69
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	127
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	21
	Merck & Co. Inc.	2.750%	2/10/25	740	713
	Merck & Co. Inc.	1.700%	6/10/27	400	358
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	3.400%	3/7/29	375	351
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	171
	Merck & Co. Inc.	2.150%	12/10/31	450	373
	Merck & Co. Inc.	4.500%	5/17/33	265	263
	Merck & Co. Inc.	6.500%	12/1/33	125	144
	Merck & Co. Inc.	3.900%	3/7/39	200	180
	Merck & Co. Inc.	3.600%	9/15/42	100	83
	Merck & Co. Inc.	4.150%	5/18/43	200	182
	Merck & Co. Inc.	4.900%	5/17/44	133	133
	Merck & Co. Inc.	3.700%	2/10/45	525	446
	Merck & Co. Inc.	4.000%	3/7/49	300	265
	Merck & Co. Inc.	2.750%	12/10/51	700	483
	Merck & Co. Inc.	5.000%	5/17/53	265	268
	Merck & Co. Inc.	2.900%	12/10/61	375	249
	Merck & Co. Inc.	5.150%	5/17/63	177	181
	Methodist Hospital	2.705%	12/1/50	300	195
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	113
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	342
	MultiCare Health System	2.803%	8/15/50	250	151
	Mylan Inc.	5.400%	11/29/43	100	84
	Mylan Inc.	5.200%	4/15/48	175	136
	New York and Presbyterian Hospital	4.024%	8/1/45	130	110
	New York and Presbyterian Hospital	4.063%	8/1/56	75	63
	New York and Presbyterian Hospital	2.606%	8/1/60	100	59
	New York and Presbyterian Hospital	3.954%	8/1/19	125	90
	Northwell Healthcare Inc.	3.979%	11/1/46	100	78
	Northwell Healthcare Inc.	4.260%	11/1/47	200	164
	Northwell Healthcare Inc.	3.809%	11/1/49	100	75
	Novant Health Inc.	2.637%	11/1/36	250	188
	Novartis Capital Corp.	3.400%	5/6/24	287	282
	Novartis Capital Corp.	1.750%	2/14/25	200	190
	Novartis Capital Corp.	2.000%	2/14/27	525	481
	Novartis Capital Corp.	3.100%	5/17/27	175	167
	Novartis Capital Corp.	2.200%	8/14/30	410	355
	Novartis Capital Corp.	3.700%	9/21/42	100	86
	Novartis Capital Corp.	4.400%	5/6/44	375	360
	Novartis Capital Corp.	4.000%	11/20/45	225	203
	Novartis Capital Corp.	2.750%	8/14/50	75	55
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	93
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	97
	NYU Langone Hospitals	3.380%	7/1/55	200	141
[2]	OhioHealth Corp.	3.042%	11/15/50	100	72
	Orlando Health Obligated Group	4.089%	10/1/48	50	41
	PeaceHealth Obligated Group	4.787%	11/15/48	75	67
	PeaceHealth Obligated Group	3.218%	11/15/50	200	135
	Pfizer Inc.	3.600%	9/15/28	200	192
	Pfizer Inc.	3.450%	3/15/29	375	353
	Pfizer Inc.	2.625%	4/1/30	300	267
	Pfizer Inc.	1.700%	5/28/30	225	187
	Pfizer Inc.	1.750%	8/18/31	200	163
	Pfizer Inc.	4.000%	12/15/36	250	233
	Pfizer Inc.	4.100%	9/15/38	150	136
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.900%	3/15/39	125	112
	Pfizer Inc.	7.200%	3/15/39	425	529
	Pfizer Inc.	2.550%	5/28/40	200	147
	Pfizer Inc.	4.300%	6/15/43	125	116
	Pfizer Inc.	4.400%	5/15/44	200	190
	Pfizer Inc.	4.125%	12/15/46	250	225
	Pfizer Inc.	4.200%	9/15/48	350	322
	Pfizer Inc.	4.000%	3/15/49	175	157
	Pfizer Inc.	2.700%	5/28/50	450	317
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	531	526
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	525
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	695
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	521
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	884	881
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	525
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,105
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	715
	Pharmacia LLC	6.600%	12/1/28	175	189
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	46
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	126
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	199
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	56
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	59
	Quest Diagnostics Inc.	3.500%	3/30/25	100	96
	Quest Diagnostics Inc.	3.450%	6/1/26	125	119
	Quest Diagnostics Inc.	4.200%	6/30/29	140	135
	Quest Diagnostics Inc.	2.950%	6/30/30	160	141
	Quest Diagnostics Inc.	2.800%	6/30/31	125	108
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	399
	Revvity Inc.	0.850%	9/15/24	250	235
	Revvity Inc.	1.900%	9/15/28	250	211
	Revvity Inc.	3.625%	3/15/51	150	108
	Royalty Pharma plc	1.200%	9/2/25	300	271
	Royalty Pharma plc	2.200%	9/2/30	300	241
	Royalty Pharma plc	3.550%	9/2/50	350	236
	Royalty Pharma plc	3.350%	9/2/51	250	161
	Rush Obligated Group	3.922%	11/15/29	75	69
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	82
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	19
	Sanofi	3.625%	6/19/28	225	217
	Seattle Children's Hospital	2.719%	10/1/50	200	133
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	540
	Smith & Nephew plc	2.032%	10/14/30	300	243
	SSM Health Care Corp.	3.823%	6/1/27	100	93
	SSM Health Care Corp.	4.894%	6/1/28	200	196
	Stanford Health Care	3.795%	11/15/48	125	103
	Stryker Corp.	1.150%	6/15/25	100	92
	Stryker Corp.	3.375%	11/1/25	140	134
	Stryker Corp.	3.500%	3/15/26	183	175
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	64
	Stryker Corp.	4.375%	5/15/44	50	44
	Sutter Health	1.321%	8/15/25	500	455
	Sutter Health	3.695%	8/15/28	75	70
	Sutter Health	5.164%	8/15/33	75	75
	Sutter Health	4.091%	8/15/48	75	62
	Sutter Health	3.361%	8/15/50	125	90

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	403
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	113
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	429
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	137
	Texas Health Resources	2.328%	11/15/50	300	177
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	236
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	815
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	186
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	188
	Trinity Health Corp.	4.125%	12/1/45	85	73
	UnitedHealth Group Inc.	3.750%	7/15/25	950	925
	UnitedHealth Group Inc.	5.150%	10/15/25	200	201
	UnitedHealth Group Inc.	3.100%	3/15/26	225	215
	UnitedHealth Group Inc.	3.450%	1/15/27	175	168
	UnitedHealth Group Inc.	3.375%	4/15/27	350	333
	UnitedHealth Group Inc.	3.700%	5/15/27	120	116
	UnitedHealth Group Inc.	2.950%	10/15/27	150	139
	UnitedHealth Group Inc.	5.250%	2/15/28	375	382
	UnitedHealth Group Inc.	3.875%	12/15/28	150	144
	UnitedHealth Group Inc.	4.250%	1/15/29	200	194
	UnitedHealth Group Inc.	2.875%	8/15/29	150	135
	UnitedHealth Group Inc.	5.300%	2/15/30	200	205
	UnitedHealth Group Inc.	2.000%	5/15/30	755	636
	UnitedHealth Group Inc.	2.300%	5/15/31	650	550
	UnitedHealth Group Inc.	4.200%	5/15/32	750	716
	UnitedHealth Group Inc.	5.350%	2/15/33	375	390
	UnitedHealth Group Inc.	4.500%	4/15/33	200	195
	UnitedHealth Group Inc.	4.625%	7/15/35	175	171
	UnitedHealth Group Inc.	6.500%	6/15/37	50	56
	UnitedHealth Group Inc.	6.625%	11/15/37	125	143
	UnitedHealth Group Inc.	6.875%	2/15/38	245	292
	UnitedHealth Group Inc.	3.500%	8/15/39	240	201
	UnitedHealth Group Inc.	2.750%	5/15/40	200	148
	UnitedHealth Group Inc.	5.950%	2/15/41	60	65
	UnitedHealth Group Inc.	3.050%	5/15/41	300	231
	UnitedHealth Group Inc.	4.625%	11/15/41	110	103
	UnitedHealth Group Inc.	4.375%	3/15/42	50	45
	UnitedHealth Group Inc.	3.950%	10/15/42	175	150
	UnitedHealth Group Inc.	4.250%	3/15/43	125	114
	UnitedHealth Group Inc.	4.750%	7/15/45	305	292
	UnitedHealth Group Inc.	4.200%	1/15/47	210	185
	UnitedHealth Group Inc.	4.250%	4/15/47	290	254
	UnitedHealth Group Inc.	4.250%	6/15/48	300	264
	UnitedHealth Group Inc.	4.450%	12/15/48	150	137
	UnitedHealth Group Inc.	3.700%	8/15/49	310	250
	UnitedHealth Group Inc.	3.250%	5/15/51	750	558
	UnitedHealth Group Inc.	5.875%	2/15/53	200	222
	UnitedHealth Group Inc.	5.050%	4/15/53	269	267
	UnitedHealth Group Inc.	3.875%	8/15/59	420	343
	UnitedHealth Group Inc.	3.125%	5/15/60	250	174
	UnitedHealth Group Inc.	6.050%	2/15/63	200	226
	UnitedHealth Group Inc.	5.200%	4/15/63	300	299
	Universal Health Services Inc.	2.650%	10/15/30	300	245
	UPMC	3.600%	4/3/25	125	120
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	844
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	178
	Viatris Inc.	1.650%	6/22/25	175	161
	Viatris Inc.	2.300%	6/22/27	175	153
	Viatris Inc.	4.000%	6/22/50	250	165
	WakeMed	3.286%	10/1/52	200	139
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	45
	Wyeth LLC	6.500%	2/1/34	150	168
	Wyeth LLC	6.000%	2/15/36	85	92
	Wyeth LLC	5.950%	4/1/37	385	421
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	25
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	188
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	236
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	166
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	127
	Zoetis Inc.	4.500%	11/13/25	100	98
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.000%	9/12/27	150	140
	Zoetis Inc.	3.900%	8/20/28	100	96
	Zoetis Inc.	2.000%	5/15/30	150	125
	Zoetis Inc.	5.600%	11/16/32	250	261
	Zoetis Inc.	4.700%	2/1/43	175	163
	Zoetis Inc.	3.950%	9/12/47	150	125
	Zoetis Inc.	4.450%	8/20/48	75	67
					124,863
Industrials (2.0%)
	3M Co.	2.000%	2/14/25	150	142
	3M Co.	2.650%	4/15/25	100	95
	3M Co.	3.000%	8/7/25	100	96
	3M Co.	2.250%	9/19/26	150	137
	3M Co.	2.875%	10/15/27	125	114
	3M Co.	3.375%	3/1/29	150	138
	3M Co.	2.375%	8/26/29	360	309
	3M Co.	3.125%	9/19/46	75	53
	3M Co.	3.625%	10/15/47	100	77
	3M Co.	4.000%	9/14/48	250	219
	3M Co.	3.250%	8/26/49	300	218
	3M Co.	3.700%	4/15/50	125	99
	Allegion plc	3.500%	10/1/29	75	66
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	162
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	131	109
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	37	34
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	104	96
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	105	93
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	36	33
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	42	36
	Amphenol Corp.	2.050%	3/1/25	40	38
	Amphenol Corp.	4.350%	6/1/29	100	97
	Amphenol Corp.	2.800%	2/15/30	275	241
	Amphenol Corp.	2.200%	9/15/31	100	82
	Block Financial LLC	5.250%	10/1/25	100	98
	Block Financial LLC	3.875%	8/15/30	200	176
	BNSF Funding Trust I	6.613%	12/15/55	65	63
	Boeing Co.	2.850%	10/30/24	100	96
	Boeing Co.	2.500%	3/1/25	145	137
	Boeing Co.	4.875%	5/1/25	795	784
	Boeing Co.	2.196%	2/4/26	1,200	1,102
	Boeing Co.	3.100%	5/1/26	100	94
	Boeing Co.	2.250%	6/15/26	50	45
	Boeing Co.	2.700%	2/1/27	195	178
	Boeing Co.	2.800%	3/1/27	50	46
	Boeing Co.	5.040%	5/1/27	360	356
	Boeing Co.	3.250%	3/1/28	100	91
	Boeing Co.	3.450%	11/1/28	250	227
	Boeing Co.	3.200%	3/1/29	200	179
	Boeing Co.	2.950%	2/1/30	190	165
	Boeing Co.	5.150%	5/1/30	695	688
	Boeing Co.	6.125%	2/15/33	75	78
	Boeing Co.	3.600%	5/1/34	350	298
	Boeing Co.	3.250%	2/1/35	190	154
	Boeing Co.	6.625%	2/15/38	50	53
	Boeing Co.	3.550%	3/1/38	50	39
	Boeing Co.	3.500%	3/1/39	75	57
	Boeing Co.	6.875%	3/15/39	100	110
	Boeing Co.	5.875%	2/15/40	75	75
	Boeing Co.	5.705%	5/1/40	740	738
	Boeing Co.	3.375%	6/15/46	75	52
	Boeing Co.	3.650%	3/1/47	55	39
	Boeing Co.	3.625%	3/1/48	75	53
	Boeing Co.	3.850%	11/1/48	60	44
	Boeing Co.	3.900%	5/1/49	150	115
	Boeing Co.	3.750%	2/1/50	150	113
	Boeing Co.	5.805%	5/1/50	530	527

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.825%	3/1/59	200	143
Boeing Co.	3.950%	8/1/59	75	55
Boeing Co.	5.930%	5/1/60	735	728
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	146
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	96
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	73
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	215
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	137
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	123
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	256
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	227
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	181
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	159
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	124
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	97
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	138
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	109
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	70
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	124
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	109
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	321
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	174
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	317
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	142
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	137
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	332
Canadian National Railway Co.	2.950%	11/21/24	233	225
Canadian National Railway Co.	6.250%	8/1/34	75	83
Canadian National Railway Co.	6.200%	6/1/36	75	83
Canadian National Railway Co.	6.375%	11/15/37	100	111
Canadian National Railway Co.	3.200%	8/2/46	100	74
Canadian National Railway Co.	2.450%	5/1/50	425	271
Canadian Pacific Railway Co.	2.875%	11/15/29	100	89
Canadian Pacific Railway Co.	2.050%	3/5/30	200	168
Canadian Pacific Railway Co.	7.125%	10/15/31	100	113
Canadian Pacific Railway Co.	2.450%	12/2/31	250	220
Canadian Pacific Railway Co.	5.950%	5/15/37	80	84
Canadian Pacific Railway Co.	3.000%	12/2/41	178	146
Canadian Pacific Railway Co.	4.300%	5/15/43	75	66
Canadian Pacific Railway Co.	4.950%	8/15/45	125	117
Canadian Pacific Railway Co.	4.700%	5/1/48	225	204
Canadian Pacific Railway Co.	3.100%	12/2/51	500	355
Canadian Pacific Railway Co.	6.125%	9/15/15	120	125
Carrier Global Corp.	2.242%	2/15/25	400	379
Carrier Global Corp.	2.493%	2/15/27	250	228
Carrier Global Corp.	2.722%	2/15/30	355	306
Carrier Global Corp.	2.700%	2/15/31	85	72
Carrier Global Corp.	3.377%	4/5/40	300	230
Carrier Global Corp.	3.577%	4/5/50	400	296
Caterpillar Financial Services Corp.	0.600%	9/13/24	200	189
Caterpillar Financial Services Corp.	2.150%	11/8/24	300	288
Caterpillar Financial Services Corp.	3.250%	12/1/24	277	269
Caterpillar Financial Services Corp.	4.900%	1/17/25	200	199
Caterpillar Financial Services Corp.	1.450%	5/15/25	100	93
Caterpillar Financial Services Corp.	3.650%	8/12/25	300	291
Caterpillar Financial Services Corp.	0.800%	11/13/25	400	363
Caterpillar Financial Services Corp.	0.900%	3/2/26	300	270
Caterpillar Financial Services Corp.	4.350%	5/15/26	200	197
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	93
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	178
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	181
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	289
Caterpillar Inc.	2.600%	9/19/29	200	180
Caterpillar Inc.	2.600%	4/9/30	120	107
Caterpillar Inc.	6.050%	8/15/36	100	110
Caterpillar Inc.	5.200%	5/27/41	150	156
Caterpillar Inc.	3.803%	8/15/42	243	213
Caterpillar Inc.	3.250%	9/19/49	200	157
Caterpillar Inc.	3.250%	4/9/50	200	158
Caterpillar Inc.	4.750%	5/15/64	100	95
Cintas Corp. No. 2	3.700%	4/1/27	175	169
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	1.450%	7/15/26	200	177
	CNH Industrial NV	3.850%	11/15/27	100	94
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	26	26
	CSX Corp.	3.400%	8/1/24	62	61
	CSX Corp.	3.350%	11/1/25	150	144
	CSX Corp.	3.250%	6/1/27	150	141
	CSX Corp.	3.800%	3/1/28	350	334
	CSX Corp.	4.250%	3/15/29	200	194
	CSX Corp.	2.400%	2/15/30	172	148
	CSX Corp.	4.100%	11/15/32	87	82
	CSX Corp.	6.220%	4/30/40	152	165
	CSX Corp.	5.500%	4/15/41	225	228
	CSX Corp.	4.750%	5/30/42	210	193
	CSX Corp.	4.100%	3/15/44	150	129
	CSX Corp.	4.300%	3/1/48	250	218
	CSX Corp.	4.500%	3/15/49	225	201
	CSX Corp.	3.350%	9/15/49	265	196
	CSX Corp.	4.500%	11/15/52	162	146
	CSX Corp.	4.500%	8/1/54	25	22
	CSX Corp.	4.250%	11/1/66	150	124
	CSX Corp.	4.650%	3/1/68	75	67
	Cummins Inc.	0.750%	9/1/25	400	364
	Cummins Inc.	2.600%	9/1/50	200	129
	Deere & Co.	2.750%	4/15/25	100	96
	Deere & Co.	5.375%	10/16/29	125	129
	Deere & Co.	7.125%	3/3/31	100	116
	Deere & Co.	3.900%	6/9/42	250	227
	Deere & Co.	2.875%	9/7/49	200	151
	Deere & Co.	3.750%	4/15/50	175	155
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	123	109
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	194
	Dover Corp.	3.150%	11/15/25	200	189
	Dover Corp.	2.950%	11/4/29	75	66
	Eaton Corp.	3.103%	9/15/27	128	120
	Eaton Corp.	4.150%	3/15/33	236	224
	Eaton Corp.	4.150%	11/2/42	150	133
	Eaton Corp.	4.700%	8/23/52	228	219
	Emerson Electric Co.	2.000%	12/21/28	200	173
	Emerson Electric Co.	1.950%	10/15/30	100	83
	Emerson Electric Co.	2.200%	12/21/31	200	166
	Emerson Electric Co.	2.750%	10/15/50	150	100
	Emerson Electric Co.	2.800%	12/21/51	200	136
	FedEx Corp.	3.250%	4/1/26	100	96
	FedEx Corp.	3.100%	8/5/29	200	180
	FedEx Corp.	4.250%	5/15/30	100	96
	FedEx Corp.	3.900%	2/1/35	200	176
	FedEx Corp.	4.100%	4/15/43	75	61
	FedEx Corp.	4.100%	2/1/45	125	101
	FedEx Corp.	4.750%	11/15/45	250	223
	FedEx Corp.	4.550%	4/1/46	225	193
	FedEx Corp.	4.400%	1/15/47	125	106
	FedEx Corp.	4.050%	2/15/48	200	160
	FedEx Corp.	4.950%	10/17/48	250	229
	FedEx Corp.	5.250%	5/15/50	250	240
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	433	354
	Fortive Corp.	3.150%	6/15/26	150	142
	Fortive Corp.	4.300%	6/15/46	100	80
	GE Capital Funding LLC	3.450%	5/15/25	445	425
	GE Capital Funding LLC	4.550%	5/15/32	200	194
	General Dynamics Corp.	2.375%	11/15/24	320	307
	General Dynamics Corp.	3.250%	4/1/25	150	145
	General Dynamics Corp.	3.500%	5/15/25	200	194
	General Dynamics Corp.	3.500%	4/1/27	100	96
	General Dynamics Corp.	2.625%	11/15/27	200	183
	General Dynamics Corp.	3.750%	5/15/28	200	192
	General Dynamics Corp.	3.625%	4/1/30	200	188
	General Dynamics Corp.	4.250%	4/1/40	150	138
	General Dynamics Corp.	3.600%	11/15/42	100	83

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Electric Co.	5.875%	1/14/38	560	602
	GXO Logistics Inc.	2.650%	7/15/31	250	195
	Hexcel Corp.	4.200%	2/15/27	72	68
	Honeywell International Inc.	2.300%	8/15/24	425	411
	Honeywell International Inc.	1.350%	6/1/25	275	257
	Honeywell International Inc.	2.500%	11/1/26	50	47
	Honeywell International Inc.	1.100%	3/1/27	250	220
	Honeywell International Inc.	4.950%	2/15/28	90	91
	Honeywell International Inc.	4.250%	1/15/29	200	195
	Honeywell International Inc.	2.700%	8/15/29	100	89
	Honeywell International Inc.	1.950%	6/1/30	1,000	841
	Honeywell International Inc.	1.750%	9/1/31	250	201
	Honeywell International Inc.	5.000%	2/15/33	197	201
	Honeywell International Inc.	4.500%	1/15/34	200	196
	Honeywell International Inc.	5.700%	3/15/37	200	213
	Honeywell International Inc.	5.375%	3/1/41	150	155
	Hubbell Inc.	3.350%	3/1/26	75	71
	Hubbell Inc.	3.150%	8/15/27	50	46
	Hubbell Inc.	3.500%	2/15/28	175	164
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	92
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	168
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	185
	IDEX Corp.	3.000%	5/1/30	75	66
	Illinois Tool Works Inc.	2.650%	11/15/26	300	281
	Illinois Tool Works Inc.	4.875%	9/15/41	75	74
	Illinois Tool Works Inc.	3.900%	9/1/42	250	221
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	193
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	125	114
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	126	107
	John Deere Capital Corp.	0.625%	9/10/24	200	189
	John Deere Capital Corp.	2.050%	1/9/25	350	334
	John Deere Capital Corp.	1.250%	1/10/25	500	472
	John Deere Capital Corp.	3.450%	3/13/25	300	291
	John Deere Capital Corp.	3.400%	9/11/25	75	72
	John Deere Capital Corp.	4.800%	1/9/26	200	199
	John Deere Capital Corp.	0.700%	1/15/26	300	270
	John Deere Capital Corp.	2.650%	6/10/26	100	94
	John Deere Capital Corp.	1.050%	6/17/26	200	180
	John Deere Capital Corp.	2.250%	9/14/26	125	115
	John Deere Capital Corp.	2.350%	3/8/27	200	183
	John Deere Capital Corp.	2.800%	9/8/27	150	139
	John Deere Capital Corp.	4.150%	9/15/27	200	195
	John Deere Capital Corp.	3.050%	1/6/28	100	94
	John Deere Capital Corp.	4.750%	1/20/28	200	200
	John Deere Capital Corp.	3.450%	3/7/29	50	47
	John Deere Capital Corp.	2.800%	7/18/29	150	135
	John Deere Capital Corp.	2.450%	1/9/30	325	285
	Johnson Controls International plc	3.625%	7/2/24	126	123
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	40
	Johnson Controls International plc	4.625%	7/2/44	175	157
	Johnson Controls International plc	5.125%	9/14/45	14	13
	Johnson Controls International plc	4.500%	2/15/47	100	87
	Johnson Controls International plc	4.950%	7/2/64	72	64
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	160
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	71
	Kansas City Southern	3.500%	5/1/50	100	74
	Kennametal Inc.	4.625%	6/15/28	120	114
	Keysight Technologies Inc.	4.550%	10/30/24	195	192
	Keysight Technologies Inc.	4.600%	4/6/27	125	123
	Keysight Technologies Inc.	3.000%	10/30/29	100	88
	Kirby Corp.	4.200%	3/1/28	300	281
	L3Harris Technologies Inc.	3.832%	4/27/25	200	194
	L3Harris Technologies Inc.	3.850%	12/15/26	50	48
	L3Harris Technologies Inc.	4.400%	6/15/28	175	169
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	5.054%	4/27/45	100	92
	Legrand France SA	8.500%	2/15/25	68	71
	Lennox International Inc.	3.000%	11/15/23	100	99
	Lennox International Inc.	1.700%	8/1/27	50	43
	Lockheed Martin Corp.	3.550%	1/15/26	190	184
	Lockheed Martin Corp.	5.100%	11/15/27	250	254
	Lockheed Martin Corp.	4.450%	5/15/28	100	99
	Lockheed Martin Corp.	3.900%	6/15/32	100	94
	Lockheed Martin Corp.	5.250%	1/15/33	250	259
	Lockheed Martin Corp.	3.600%	3/1/35	150	134
	Lockheed Martin Corp.	4.500%	5/15/36	100	97
	Lockheed Martin Corp.	6.150%	9/1/36	300	333
	Lockheed Martin Corp.	4.070%	12/15/42	270	240
	Lockheed Martin Corp.	3.800%	3/1/45	100	84
	Lockheed Martin Corp.	4.700%	5/15/46	275	265
	Lockheed Martin Corp.	2.800%	6/15/50	175	124
	Lockheed Martin Corp.	4.090%	9/15/52	331	291
	Lockheed Martin Corp.	4.150%	6/15/53	250	220
	Lockheed Martin Corp.	5.700%	11/15/54	250	278
	Lockheed Martin Corp.	5.200%	2/15/55	115	119
	Lockheed Martin Corp.	4.300%	6/15/62	125	111
	Lockheed Martin Corp.	5.900%	11/15/63	134	153
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	400	401
	Norfolk Southern Corp.	3.650%	8/1/25	50	48
	Norfolk Southern Corp.	2.900%	6/15/26	310	292
	Norfolk Southern Corp.	7.800%	5/15/27	60	66
	Norfolk Southern Corp.	3.150%	6/1/27	125	117
	Norfolk Southern Corp.	3.800%	8/1/28	113	107
	Norfolk Southern Corp.	2.550%	11/1/29	200	173
	Norfolk Southern Corp.	3.000%	3/15/32	200	172
	Norfolk Southern Corp.	4.837%	10/1/41	113	104
	Norfolk Southern Corp.	4.450%	6/15/45	75	65
	Norfolk Southern Corp.	4.650%	1/15/46	75	67
	Norfolk Southern Corp.	4.150%	2/28/48	25	21
	Norfolk Southern Corp.	4.100%	5/15/49	73	61
	Norfolk Southern Corp.	3.400%	11/1/49	75	55
	Norfolk Southern Corp.	3.050%	5/15/50	350	243
	Norfolk Southern Corp.	4.050%	8/15/52	239	197
	Norfolk Southern Corp.	3.155%	5/15/55	438	300
	Norfolk Southern Corp.	4.100%	5/15/21	100	71
	Northrop Grumman Corp.	2.930%	1/15/25	275	264
	Northrop Grumman Corp.	3.200%	2/1/27	150	142
	Northrop Grumman Corp.	3.250%	1/15/28	100	94
	Northrop Grumman Corp.	4.400%	5/1/30	290	283
	Northrop Grumman Corp.	4.700%	3/15/33	100	98
	Northrop Grumman Corp.	5.150%	5/1/40	90	89
	Northrop Grumman Corp.	5.050%	11/15/40	150	145
	Northrop Grumman Corp.	4.750%	6/1/43	275	257
	Northrop Grumman Corp.	4.030%	10/15/47	380	326
	Northrop Grumman Corp.	5.250%	5/1/50	310	316
	Northrop Grumman Corp.	4.950%	3/15/53	100	98
	Nvent Finance Sarl	4.550%	4/15/28	100	94
	Oshkosh Corp.	4.600%	5/15/28	185	178
	Oshkosh Corp.	3.100%	3/1/30	60	52
	Otis Worldwide Corp.	2.293%	4/5/27	200	182
	Otis Worldwide Corp.	2.565%	2/15/30	300	259
	Otis Worldwide Corp.	3.112%	2/15/40	400	309
	Otis Worldwide Corp.	3.362%	2/15/50	150	110
	PACCAR Financial Corp.	2.150%	8/15/24	75	72
	PACCAR Financial Corp.	1.800%	2/6/25	60	57
	Parker-Hannifin Corp.	3.300%	11/21/24	290	280
	Parker-Hannifin Corp.	3.250%	3/1/27	125	118
	Parker-Hannifin Corp.	4.250%	9/15/27	215	209
	Parker-Hannifin Corp.	3.250%	6/14/29	75	68
	Parker-Hannifin Corp.	6.250%	5/15/38	150	161
	Parker-Hannifin Corp.	4.450%	11/21/44	200	178
	Parker-Hannifin Corp.	4.000%	6/14/49	215	179
	Precision Castparts Corp.	3.250%	6/15/25	175	169
	Precision Castparts Corp.	4.375%	6/15/45	200	179

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	2.900%	10/1/30	400	340
	Raytheon Technologies Corp.	3.950%	8/16/25	400	392
	Raytheon Technologies Corp.	3.500%	3/15/27	300	285
	Raytheon Technologies Corp.	3.125%	5/4/27	225	211
	Raytheon Technologies Corp.	7.200%	8/15/27	25	27
	Raytheon Technologies Corp.	4.125%	11/16/28	537	517
	Raytheon Technologies Corp.	2.250%	7/1/30	300	253
	Raytheon Technologies Corp.	1.900%	9/1/31	200	160
	Raytheon Technologies Corp.	2.375%	3/15/32	200	164
	Raytheon Technologies Corp.	5.150%	2/27/33	200	203
	Raytheon Technologies Corp.	5.400%	5/1/35	150	153
	Raytheon Technologies Corp.	6.050%	6/1/36	100	107
	Raytheon Technologies Corp.	6.125%	7/15/38	50	54
	Raytheon Technologies Corp.	4.450%	11/16/38	175	161
	Raytheon Technologies Corp.	4.700%	12/15/41	50	46
	Raytheon Technologies Corp.	4.500%	6/1/42	675	622
	Raytheon Technologies Corp.	4.800%	12/15/43	65	61
	Raytheon Technologies Corp.	4.150%	5/15/45	200	171
	Raytheon Technologies Corp.	3.750%	11/1/46	200	161
	Raytheon Technologies Corp.	4.350%	4/15/47	250	222
	Raytheon Technologies Corp.	4.050%	5/4/47	107	91
	Raytheon Technologies Corp.	4.625%	11/16/48	350	326
	Raytheon Technologies Corp.	3.125%	7/1/50	179	130
	Raytheon Technologies Corp.	2.820%	9/1/51	200	134
	Raytheon Technologies Corp.	3.030%	3/15/52	200	141
	Raytheon Technologies Corp.	5.375%	2/27/53	200	208
[5]	Regal Rexnord Corp.	6.050%	2/15/26	100	100
[5]	Regal Rexnord Corp.	6.050%	4/15/28	250	248
[5]	Regal Rexnord Corp.	6.300%	2/15/30	200	199
[5]	Regal Rexnord Corp.	6.400%	4/15/33	225	225
	Republic Services Inc.	2.500%	8/15/24	200	193
	Republic Services Inc.	0.875%	11/15/25	500	450
	Republic Services Inc.	6.200%	3/1/40	175	190
	Republic Services Inc.	5.700%	5/15/41	100	104
	Rockwell Automation Inc.	3.500%	3/1/29	100	94
	Rockwell Automation Inc.	1.750%	8/15/31	200	161
	Rockwell Automation Inc.	4.200%	3/1/49	125	112
	Rockwell Automation Inc.	2.800%	8/15/61	200	131
	Ryder System Inc.	2.500%	9/1/24	50	48
	Ryder System Inc.	4.625%	6/1/25	193	189
	Ryder System Inc.	2.900%	12/1/26	100	92
	Ryder System Inc.	5.650%	3/1/28	100	100
	Ryder System Inc.	5.250%	6/1/28	200	198
	Snap-on Inc.	3.250%	3/1/27	50	47
	Snap-on Inc.	4.100%	3/1/48	75	66
	Snap-on Inc.	3.100%	5/1/50	75	56
	Southwest Airlines Co.	5.250%	5/4/25	600	594
	Southwest Airlines Co.	3.000%	11/15/26	100	92
	Southwest Airlines Co.	5.125%	6/15/27	475	471
	Southwest Airlines Co.	3.450%	11/16/27	50	46
	Southwest Airlines Co.	2.625%	2/10/30	100	85
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	15	13
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	95
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	70
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	78
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	305
	Textron Inc.	4.000%	3/15/26	200	193
	Textron Inc.	3.650%	3/15/27	250	235
	Textron Inc.	3.900%	9/17/29	225	207
	Timken Co.	3.875%	9/1/24	100	98
	Timken Co.	4.500%	12/15/28	25	24
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	202
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	128
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	364
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	72
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	212
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	66
	Trimble Inc.	4.750%	12/1/24	93	91
	Trimble Inc.	4.900%	6/15/28	50	49
	Tyco Electronics Group SA	3.450%	8/1/24	125	122
	Tyco Electronics Group SA	3.125%	8/15/27	200	187
	Tyco Electronics Group SA	2.500%	2/4/32	200	168
	Tyco Electronics Group SA	7.125%	10/1/37	125	145
	Union Pacific Corp.	3.250%	1/15/25	206	200
	Union Pacific Corp.	3.750%	7/15/25	560	544
	Union Pacific Corp.	2.750%	3/1/26	75	71
	Union Pacific Corp.	2.150%	2/5/27	513	469
	Union Pacific Corp.	2.400%	2/5/30	200	174
	Union Pacific Corp.	2.800%	2/14/32	100	86
	Union Pacific Corp.	3.375%	2/1/35	100	86
	Union Pacific Corp.	2.891%	4/6/36	500	399
	Union Pacific Corp.	3.600%	9/15/37	90	77
	Union Pacific Corp.	3.250%	2/5/50	200	149
	Union Pacific Corp.	2.950%	3/10/52	250	174
	Union Pacific Corp.	4.950%	9/9/52	110	109
	Union Pacific Corp.	3.500%	2/14/53	600	464
	Union Pacific Corp.	3.875%	2/1/55	100	81
	Union Pacific Corp.	3.950%	8/15/59	100	81
	Union Pacific Corp.	3.839%	3/20/60	386	307
	Union Pacific Corp.	2.973%	9/16/62	325	212
	Union Pacific Corp.	3.799%	4/6/71	535	410
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	43	42
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	56	53
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	36	31
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	35	30
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	496	492
	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	225	229
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	116	105
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	284	256
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	53	47
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	150	137
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	86	73
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	137	131
	United Parcel Service Inc.	2.800%	11/15/24	186	180
	United Parcel Service Inc.	3.900%	4/1/25	300	294
	United Parcel Service Inc.	2.400%	11/15/26	399	372
	United Parcel Service Inc.	3.400%	3/15/29	100	94
	United Parcel Service Inc.	2.500%	9/1/29	100	89
	United Parcel Service Inc.	4.875%	3/3/33	200	202
	United Parcel Service Inc.	6.200%	1/15/38	173	194
	United Parcel Service Inc.	5.200%	4/1/40	255	261
	United Parcel Service Inc.	4.875%	11/15/40	75	74
	United Parcel Service Inc.	3.625%	10/1/42	100	83
	United Parcel Service Inc.	3.400%	11/15/46	110	85
	United Parcel Service Inc.	4.250%	3/15/49	125	113
	United Parcel Service Inc.	3.400%	9/1/49	200	158
	United Parcel Service Inc.	5.300%	4/1/50	300	315
	United Parcel Service Inc.	5.050%	3/3/53	200	203
	Valmont Industries Inc.	5.000%	10/1/44	150	132
	Valmont Industries Inc.	5.250%	10/1/54	75	67
	Waste Connections Inc.	4.250%	12/1/28	51	49
	Waste Connections Inc.	3.500%	5/1/29	200	184
	Waste Connections Inc.	2.600%	2/1/30	139	120
	Waste Connections Inc.	2.200%	1/15/32	200	162
	Waste Connections Inc.	4.200%	1/15/33	132	124
	Waste Connections Inc.	3.050%	4/1/50	75	52

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	2.950%	1/15/52	200	137
	Waste Management Inc.	0.750%	11/15/25	100	90
	Waste Management Inc.	3.150%	11/15/27	125	117
	Waste Management Inc.	1.500%	3/15/31	200	159
	Waste Management Inc.	4.625%	2/15/33	88	86
	Waste Management Inc.	2.950%	6/1/41	200	148
	Waste Management Inc.	2.500%	11/15/50	200	128
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	342
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	170
	WW Grainger Inc.	1.850%	2/15/25	75	71
	WW Grainger Inc.	3.750%	5/15/46	75	61
	WW Grainger Inc.	4.200%	5/15/47	75	66
	Xylem Inc.	3.250%	11/1/26	100	94
	Xylem Inc.	1.950%	1/30/28	100	88
	Xylem Inc.	2.250%	1/30/31	100	83
	Xylem Inc.	4.375%	11/1/46	100	85
					80,392
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	200	195
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	170
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	149
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	143
	Albemarle Corp.	5.450%	12/1/44	75	71
	Albemarle Corp.	5.650%	6/1/52	300	286
	Amcor Finance USA Inc.	5.625%	5/26/33	48	47
	Amcor Flexibles North America Inc.	4.000%	5/17/25	91	88
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	45
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	104
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	164
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	175
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	171
	ArcelorMittal SA	4.550%	3/11/26	100	98
	ArcelorMittal SA	6.550%	11/29/27	200	206
	ArcelorMittal SA	4.250%	7/16/29	100	95
	ArcelorMittal SA	6.800%	11/29/32	180	185
	ArcelorMittal SA	7.000%	10/15/39	100	105
	ArcelorMittal SA	6.750%	3/1/41	100	102
	Avery Dennison Corp.	4.875%	12/6/28	75	74
	Barrick Gold Corp.	6.450%	10/15/35	75	79
	Barrick North America Finance LLC	5.700%	5/30/41	450	455
	Barrick North America Finance LLC	5.750%	5/1/43	150	154
	Berry Global Inc.	1.570%	1/15/26	400	361
[5]	Berry Global Inc.	5.500%	4/15/28	200	197
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	199
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	199
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	200	199
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	135
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	570
	Cabot Corp.	4.000%	7/1/29	55	51
	Carlisle Cos. Inc.	3.500%	12/1/24	50	48
	Carlisle Cos. Inc.	3.750%	12/1/27	125	119
	Carlisle Cos. Inc.	2.750%	3/1/30	150	128
	Celanese US Holdings LLC	5.900%	7/5/24	200	200
	Celanese US Holdings LLC	6.050%	3/15/25	300	299
	Celanese US Holdings LLC	6.165%	7/15/27	400	399
	Celanese US Holdings LLC	6.330%	7/15/29	200	199
	Celanese US Holdings LLC	6.379%	7/15/32	200	201
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	276
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	167
	CF Industries Inc.	5.150%	3/15/34	200	192
	CF Industries Inc.	4.950%	6/1/43	150	130
	CF Industries Inc.	5.375%	3/15/44	100	91
	Dow Chemical Co.	4.550%	11/30/25	10	10
	Dow Chemical Co.	4.800%	11/30/28	225	223
	Dow Chemical Co.	2.100%	11/15/30	400	330
	Dow Chemical Co.	4.250%	10/1/34	106	96
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	9.400%	5/15/39	203	273
	Dow Chemical Co.	5.250%	11/15/41	100	97
	Dow Chemical Co.	4.625%	10/1/44	200	173
	Dow Chemical Co.	5.550%	11/30/48	100	97
	Dow Chemical Co.	6.900%	5/15/53	150	170
	DuPont de Nemours Inc.	4.493%	11/15/25	350	343
	DuPont de Nemours Inc.	4.725%	11/15/28	425	418
	DuPont de Nemours Inc.	5.319%	11/15/38	300	297
	DuPont de Nemours Inc.	5.419%	11/15/48	375	371
	Eastman Chemical Co.	3.800%	3/15/25	200	195
	Eastman Chemical Co.	4.800%	9/1/42	225	196
	Eastman Chemical Co.	4.650%	10/15/44	150	126
	Ecolab Inc.	2.700%	11/1/26	200	188
	Ecolab Inc.	1.650%	2/1/27	100	90
	Ecolab Inc.	3.250%	12/1/27	100	94
	Ecolab Inc.	5.250%	1/15/28	200	203
	Ecolab Inc.	1.300%	1/30/31	500	394
	Ecolab Inc.	2.125%	2/1/32	100	82
	Ecolab Inc.	2.700%	12/15/51	100	66
	Ecolab Inc.	2.750%	8/18/55	100	64
	EIDP Inc.	1.700%	7/15/25	100	93
	EIDP Inc.	4.500%	5/15/26	100	98
	EIDP Inc.	2.300%	7/15/30	100	84
	EIDP Inc.	4.800%	5/15/33	100	98
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	146
	FMC Corp.	5.150%	5/18/26	100	98
	FMC Corp.	3.200%	10/1/26	50	46
	FMC Corp.	3.450%	10/1/29	100	88
	FMC Corp.	5.650%	5/18/33	100	98
	FMC Corp.	4.500%	10/1/49	100	77
	FMC Corp.	6.375%	5/18/53	100	102
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/27	200	196
	Freeport-McMoRan Inc.	4.125%	3/1/28	100	94
	Freeport-McMoRan Inc.	4.375%	8/1/28	100	94
	Freeport-McMoRan Inc.	5.250%	9/1/29	100	98
	Freeport-McMoRan Inc.	4.250%	3/1/30	100	92
	Freeport-McMoRan Inc.	4.625%	8/1/30	200	189
	Freeport-McMoRan Inc.	5.400%	11/14/34	100	97
	Freeport-McMoRan Inc.	5.450%	3/15/43	300	280
	Georgia-Pacific LLC	7.375%	12/1/25	100	104
	Georgia-Pacific LLC	8.875%	5/15/31	250	308
	Huntsman International LLC	2.950%	6/15/31	100	80
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	47
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	69
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	85
	International Paper Co.	5.000%	9/15/35	100	96
	International Paper Co.	6.000%	11/15/41	100	103
	International Paper Co.	4.800%	6/15/44	200	177
	International Paper Co.	4.400%	8/15/47	200	168
	Kinross Gold Corp.	4.500%	7/15/27	25	24
[5]	Kinross Gold Corp.	6.250%	7/15/33	100	99
	Linde Inc.	2.650%	2/5/25	147	141
	Linde Inc.	4.700%	12/5/25	200	198
	Linde Inc.	1.100%	8/10/30	300	239
	Linde Inc.	3.550%	11/7/42	50	41
	LYB International Finance BV	5.250%	7/15/43	200	182
	LYB International Finance III LLC	1.250%	10/1/25	491	444
	LYB International Finance III LLC	5.625%	5/15/33	52	52
	LYB International Finance III LLC	3.375%	10/1/40	200	148
	LYB International Finance III LLC	4.200%	10/15/49	135	103
	LYB International Finance III LLC	3.625%	4/1/51	280	194
	LyondellBasell Industries NV	4.625%	2/26/55	425	347
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	99
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	47
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	93
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	85
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	122
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	146

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Martin Marietta Materials Inc.	3.200%	7/15/51	220	153
Mosaic Co.	4.050%	11/15/27	200	191
Mosaic Co.	5.450%	11/15/33	100	98
Mosaic Co.	4.875%	11/15/41	50	43
Mosaic Co.	5.625%	11/15/43	100	94
Newmont Corp.	2.800%	10/1/29	150	129
Newmont Corp.	2.250%	10/1/30	200	164
Newmont Corp.	2.600%	7/15/32	200	163
Newmont Corp.	5.875%	4/1/35	100	102
Newmont Corp.	6.250%	10/1/39	225	238
Newmont Corp.	5.450%	6/9/44	200	196
Nucor Corp.	2.000%	6/1/25	100	94
Nucor Corp.	3.950%	5/1/28	100	95
Nucor Corp.	2.700%	6/1/30	100	87
Nucor Corp.	3.125%	4/1/32	100	87
Nucor Corp.	6.400%	12/1/37	100	110
Nucor Corp.	2.979%	12/15/55	300	192
Nutrien Ltd.	3.000%	4/1/25	250	238
Nutrien Ltd.	5.950%	11/7/25	200	201
Nutrien Ltd.	4.000%	12/15/26	50	48
Nutrien Ltd.	4.900%	3/27/28	200	197
Nutrien Ltd.	4.125%	3/15/35	250	219
Nutrien Ltd.	5.625%	12/1/40	275	266
Nutrien Ltd.	4.900%	6/1/43	50	45
Nutrien Ltd.	5.250%	1/15/45	191	177
Nutrien Ltd.	5.000%	4/1/49	100	90
Nutrien Ltd.	5.800%	3/27/53	45	45
Owens Corning	3.400%	8/15/26	200	189
Owens Corning	3.950%	8/15/29	100	93
Owens Corning	3.875%	6/1/30	50	46
Owens Corning	4.300%	7/15/47	200	164
Owens Corning	4.400%	1/30/48	75	62
Packaging Corp. of America	3.400%	12/15/27	100	93
Packaging Corp. of America	3.000%	12/15/29	140	122
Packaging Corp. of America	4.050%	12/15/49	90	72
Packaging Corp. of America	3.050%	10/1/51	200	132
PPG Industries Inc.	2.400%	8/15/24	200	192
PPG Industries Inc.	2.550%	6/15/30	300	256
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	163
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	243
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	83
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	239
Rio Tinto Finance USA plc	5.000%	3/9/33	200	202
Rio Tinto Finance USA plc	4.750%	3/22/42	150	143
Rio Tinto Finance USA plc	4.125%	8/21/42	250	220
Rio Tinto Finance USA plc	5.125%	3/9/53	200	202
Rohm and Haas Co.	7.850%	7/15/29	125	139
RPM International Inc.	3.750%	3/15/27	50	47
RPM International Inc.	4.250%	1/15/48	200	154
Sherwin-Williams Co.	3.450%	8/1/25	225	216
Sherwin-Williams Co.	4.250%	8/8/25	200	196
Sherwin-Williams Co.	3.950%	1/15/26	200	194
Sherwin-Williams Co.	3.450%	6/1/27	100	94
Sherwin-Williams Co.	2.950%	8/15/29	200	177
Sherwin-Williams Co.	2.300%	5/15/30	100	84
Sherwin-Williams Co.	4.000%	12/15/42	100	81
Sherwin-Williams Co.	4.550%	8/1/45	90	77
Sherwin-Williams Co.	4.500%	6/1/47	300	263
Sherwin-Williams Co.	3.300%	5/15/50	100	71
Sherwin-Williams Co.	2.900%	3/15/52	100	64
Sonoco Products Co.	2.250%	2/1/27	500	446
Sonoco Products Co.	3.125%	5/1/30	105	92
Southern Copper Corp.	3.875%	4/23/25	50	49
Southern Copper Corp.	7.500%	7/27/35	100	116
Southern Copper Corp.	6.750%	4/16/40	325	358
Southern Copper Corp.	5.250%	11/8/42	300	287
Southern Copper Corp.	5.875%	4/23/45	200	205
Steel Dynamics Inc.	2.400%	6/15/25	100	93
Steel Dynamics Inc.	3.450%	4/15/30	125	111
Steel Dynamics Inc.	3.250%	1/15/31	100	87
Steel Dynamics Inc.	3.250%	10/15/50	100	66
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suzano Austria GmbH	6.000%	1/15/29	400	398
Suzano Austria GmbH	5.000%	1/15/30	200	187
Suzano Austria GmbH	3.750%	1/15/31	200	171
Suzano Austria GmbH	3.125%	1/15/32	125	100
Teck Resources Ltd.	3.900%	7/15/30	100	91
Teck Resources Ltd.	6.000%	8/15/40	48	47
Vale Overseas Ltd.	3.750%	7/8/30	100	88
Vale Overseas Ltd.	6.125%	6/12/33	200	200
Vale Overseas Ltd.	8.250%	1/17/34	50	58
Vale Overseas Ltd.	6.875%	11/21/36	310	325
Vale Overseas Ltd.	6.875%	11/10/39	325	341
Vale SA	5.625%	9/11/42	75	72
Vulcan Materials Co.	4.500%	4/1/25	200	196
Vulcan Materials Co.	3.500%	6/1/30	150	136
Vulcan Materials Co.	4.500%	6/15/47	125	109
Westlake Corp.	3.600%	8/15/26	100	94
Westlake Corp.	3.375%	6/15/30	100	87
Westlake Corp.	5.000%	8/15/46	200	173
Westlake Corp.	3.125%	8/15/51	100	63
Westlake Corp.	3.375%	8/15/61	100	61
WestRock MWV LLC	7.950%	2/15/31	250	284
WRKCo Inc.	3.000%	9/15/24	250	241
WRKCo Inc.	4.650%	3/15/26	100	97
WRKCo Inc.	3.375%	9/15/27	250	230
WRKCo Inc.	4.900%	3/15/29	200	193
WRKCo Inc.	3.000%	6/15/33	100	81
				33,193
Real Estate (1.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	243
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	170
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	129
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	366
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	308
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	137
American Homes 4 Rent LP	2.375%	7/15/31	200	159
American Homes 4 Rent LP	3.375%	7/15/51	200	131
American Tower Corp.	2.950%	1/15/25	100	96
American Tower Corp.	4.000%	6/1/25	138	133
American Tower Corp.	1.600%	4/15/26	200	179
American Tower Corp.	1.450%	9/15/26	200	176
American Tower Corp.	3.375%	10/15/26	200	187
American Tower Corp.	2.750%	1/15/27	500	455
American Tower Corp.	3.125%	1/15/27	125	115
American Tower Corp.	3.650%	3/15/27	200	187
American Tower Corp.	1.500%	1/31/28	500	420
American Tower Corp.	3.950%	3/15/29	140	129
American Tower Corp.	3.800%	8/15/29	475	434
American Tower Corp.	2.900%	1/15/30	145	125
American Tower Corp.	2.100%	6/15/30	150	122
American Tower Corp.	2.700%	4/15/31	200	166
American Tower Corp.	2.300%	9/15/31	200	159
American Tower Corp.	4.050%	3/15/32	200	182
American Tower Corp.	3.700%	10/15/49	200	144
American Tower Corp.	3.100%	6/15/50	150	98
AvalonBay Communities Inc.	3.450%	6/1/25	100	96
AvalonBay Communities Inc.	2.950%	5/11/26	150	141
AvalonBay Communities Inc.	2.900%	10/15/26	50	46
AvalonBay Communities Inc.	3.350%	5/15/27	75	70
AvalonBay Communities Inc.	3.200%	1/15/28	75	69
AvalonBay Communities Inc.	2.050%	1/15/32	300	241
AvalonBay Communities Inc.	3.900%	10/15/46	50	39
AvalonBay Communities Inc.	4.350%	4/15/48	60	51
Boston Properties LP	3.200%	1/15/25	111	105
Boston Properties LP	3.650%	2/1/26	100	93

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	2.750%	10/1/26	50	44
Boston Properties LP	3.400%	6/21/29	400	337
Boston Properties LP	2.900%	3/15/30	400	323
Boston Properties LP	2.450%	10/1/33	400	289
Boston Properties LP	6.500%	1/15/34	50	50
Brandywine Operating Partnership LP	3.950%	11/15/27	100	79
Brixmor Operating Partnership LP	3.850%	2/1/25	125	120
Brixmor Operating Partnership LP	4.125%	6/15/26	200	187
Brixmor Operating Partnership LP	3.900%	3/15/27	75	69
Brixmor Operating Partnership LP	4.125%	5/15/29	533	476
Brixmor Operating Partnership LP	4.050%	7/1/30	250	226
Camden Property Trust	3.150%	7/1/29	50	44
Camden Property Trust	2.800%	5/15/30	265	231
Camden Property Trust	3.350%	11/1/49	120	87
CBRE Services Inc.	4.875%	3/1/26	125	121
CBRE Services Inc.	2.500%	4/1/31	200	160
CBRE Services Inc.	5.950%	8/15/34	200	198
Corporate Office Properties LP	2.000%	1/15/29	350	267
Crown Castle Inc.	3.200%	9/1/24	250	242
Crown Castle Inc.	1.350%	7/15/25	100	92
Crown Castle Inc.	4.450%	2/15/26	250	244
Crown Castle Inc.	3.700%	6/15/26	175	166
Crown Castle Inc.	2.900%	3/15/27	200	183
Crown Castle Inc.	3.650%	9/1/27	325	304
Crown Castle Inc.	3.800%	2/15/28	425	397
Crown Castle Inc.	4.800%	9/1/28	200	194
Crown Castle Inc.	3.100%	11/15/29	100	87
Crown Castle Inc.	3.300%	7/1/30	115	102
Crown Castle Inc.	2.250%	1/15/31	200	163
Crown Castle Inc.	2.500%	7/15/31	200	164
Crown Castle Inc.	5.100%	5/1/33	200	197
Crown Castle Inc.	2.900%	4/1/41	500	350
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	69
Crown Castle Inc.	4.150%	7/1/50	100	79
Crown Castle Inc.	3.250%	1/15/51	200	137
CubeSmart LP	4.000%	11/15/25	50	47
CubeSmart LP	3.125%	9/1/26	100	92
CubeSmart LP	2.250%	12/15/28	200	169
CubeSmart LP	4.375%	2/15/29	50	47
CubeSmart LP	2.000%	2/15/31	75	59
CubeSmart LP	2.500%	2/15/32	200	159
Digital Realty Trust LP	4.450%	7/15/28	370	348
Digital Realty Trust LP	3.600%	7/1/29	175	156
EPR Properties	4.500%	6/1/27	141	127
EPR Properties	3.600%	11/15/31	375	293
Equinix Inc.	2.625%	11/18/24	200	191
Equinix Inc.	1.250%	7/15/25	100	91
Equinix Inc.	1.000%	9/15/25	500	452
Equinix Inc.	1.450%	5/15/26	200	179
Equinix Inc.	2.900%	11/18/26	100	92
Equinix Inc.	1.800%	7/15/27	100	87
Equinix Inc.	1.550%	3/15/28	500	419
Equinix Inc.	3.200%	11/18/29	450	396
Equinix Inc.	2.150%	7/15/30	250	202
Equinix Inc.	2.500%	5/15/31	200	163
Equinix Inc.	3.000%	7/15/50	100	65
ERP Operating LP	3.375%	6/1/25	125	120
ERP Operating LP	2.850%	11/1/26	50	46
ERP Operating LP	3.500%	3/1/28	100	93
ERP Operating LP	4.150%	12/1/28	70	67
ERP Operating LP	3.000%	7/1/29	75	66
ERP Operating LP	2.500%	2/15/30	150	128
ERP Operating LP	4.500%	7/1/44	150	131
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	78
Essex Portfolio LP	3.875%	5/1/24	50	49
Essex Portfolio LP	3.500%	4/1/25	166	160
Essex Portfolio LP	3.375%	4/15/26	345	327
Essex Portfolio LP	3.625%	5/1/27	100	93
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Essex Portfolio LP	4.000%	3/1/29	100	92
Essex Portfolio LP	3.000%	1/15/30	110	94
Essex Portfolio LP	2.650%	3/15/32	105	85
Essex Portfolio LP	4.500%	3/15/48	120	98
Extra Space Storage LP	5.700%	4/1/28	200	200
Extra Space Storage LP	5.500%	7/1/30	500	496
Federal Realty Investment Trust	3.250%	7/15/27	50	45
Federal Realty Investment Trust	3.200%	6/15/29	25	22
Federal Realty Investment Trust	4.500%	12/1/44	150	118
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	72
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	196
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	171
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	262
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	152
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	173
Healthcare Realty Holdings LP	3.500%	8/1/26	130	120
Healthcare Realty Holdings LP	3.625%	1/15/28	100	89
Healthcare Realty Holdings LP	2.000%	3/15/31	500	384
Healthpeak OP LLC	3.400%	2/1/25	81	78
Healthpeak OP LLC	3.250%	7/15/26	25	23
Healthpeak OP LLC	3.500%	7/15/29	125	112
Healthpeak OP LLC	3.000%	1/15/30	200	174
Healthpeak OP LLC	5.250%	12/15/32	100	98
Healthpeak OP LLC	6.750%	2/1/41	100	106
Highwoods Realty LP	2.600%	2/1/31	250	183
Host Hotels & Resorts LP	2.900%	12/15/31	275	217
Hudson Pacific Properties LP	3.950%	11/1/27	100	73
Hudson Pacific Properties LP	4.650%	4/1/29	25	18
Hudson Pacific Properties LP	3.250%	1/15/30	60	38
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	170
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	152
Kilroy Realty LP	3.450%	12/15/24	50	47
Kilroy Realty LP	4.750%	12/15/28	50	44
Kilroy Realty LP	4.250%	8/15/29	104	88
Kilroy Realty LP	3.050%	2/15/30	200	157
Kilroy Realty LP	2.650%	11/15/33	250	170
Kimco Realty OP LLC	2.800%	10/1/26	125	114
Kimco Realty OP LLC	3.800%	4/1/27	75	70
Kimco Realty OP LLC	1.900%	3/1/28	500	421
Kimco Realty OP LLC	2.700%	10/1/30	100	83
Kimco Realty OP LLC	3.200%	4/1/32	200	166
Kimco Realty OP LLC	4.600%	2/1/33	200	185
Kimco Realty OP LLC	4.125%	12/1/46	50	37
Kimco Realty OP LLC	4.450%	9/1/47	50	41
Kite Realty Group LP	4.000%	10/1/26	200	182
Life Storage LP	3.500%	7/1/26	125	118
Life Storage LP	3.875%	12/15/27	150	139
Life Storage LP	4.000%	6/15/29	25	23
Life Storage LP	2.400%	10/15/31	200	158
LXP Industrial Trust	2.375%	10/1/31	200	152
Mid-America Apartments LP	3.600%	6/1/27	250	237
Mid-America Apartments LP	2.750%	3/15/30	150	131
Mid-America Apartments LP	1.700%	2/15/31	150	119
NNN REIT Inc.	3.500%	10/15/27	350	321
NNN REIT Inc.	4.300%	10/15/28	25	23
NNN REIT Inc.	2.500%	4/15/30	75	62
NNN REIT Inc.	4.800%	10/15/48	50	41
NNN REIT Inc.	3.100%	4/15/50	50	31
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	205
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	198
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	186
Physicians Realty LP	4.300%	3/15/27	100	94

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Physicians Realty LP	3.950%	1/15/28	100	91
Physicians Realty LP	2.625%	11/1/31	500	389
Prologis LP	3.250%	6/30/26	175	166
Prologis LP	2.125%	4/15/27	105	95
Prologis LP	3.375%	12/15/27	160	149
Prologis LP	4.875%	6/15/28	100	99
Prologis LP	3.875%	9/15/28	100	95
Prologis LP	4.000%	9/15/28	50	48
Prologis LP	4.375%	2/1/29	200	192
Prologis LP	2.875%	11/15/29	70	61
Prologis LP	2.250%	4/15/30	155	132
Prologis LP	1.750%	7/1/30	200	161
Prologis LP	1.250%	10/15/30	350	272
Prologis LP	2.250%	1/15/32	100	81
Prologis LP	4.750%	6/15/33	100	98
Prologis LP	4.375%	9/15/48	75	64
Prologis LP	3.000%	4/15/50	140	95
Prologis LP	5.250%	6/15/53	200	196
Public Storage	1.500%	11/9/26	225	202
Public Storage	3.094%	9/15/27	100	93
Public Storage	1.950%	11/9/28	225	193
Public Storage	3.385%	5/1/29	100	92
Public Storage	2.250%	11/9/31	225	185
Realty Income Corp.	3.875%	7/15/24	50	49
Realty Income Corp.	3.875%	4/15/25	225	218
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	120
Realty Income Corp.	3.000%	1/15/27	150	139
Realty Income Corp.	3.950%	8/15/27	450	428
Realty Income Corp.	3.650%	1/15/28	190	177
Realty Income Corp.	3.100%	12/15/29	150	131
Realty Income Corp.	1.800%	3/15/33	500	364
Realty Income Corp.	4.650%	3/15/47	175	157
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	70
Regency Centers LP	2.950%	9/15/29	100	86
Regency Centers LP	4.400%	2/1/47	200	161
Regency Centers LP	4.650%	3/15/49	75	63
Rexford Industrial Realty LP	2.150%	9/1/31	200	156
Sabra Health Care LP	5.125%	8/15/26	25	24
Sabra Health Care LP	3.900%	10/15/29	150	123
Sabra Health Care LP	3.200%	12/1/31	100	74
Safehold Operating Partnership LP	2.850%	1/15/32	200	153
Simon Property Group LP	2.000%	9/13/24	145	138
Simon Property Group LP	3.500%	9/1/25	300	288
Simon Property Group LP	3.300%	1/15/26	195	186
Simon Property Group LP	1.375%	1/15/27	500	438
Simon Property Group LP	1.750%	2/1/28	250	214
Simon Property Group LP	2.650%	7/15/30	200	170
Simon Property Group LP	2.200%	2/1/31	250	201
Simon Property Group LP	2.250%	1/15/32	500	391
Simon Property Group LP	2.650%	2/1/32	100	81
Simon Property Group LP	4.250%	11/30/46	100	79
Simon Property Group LP	3.250%	9/13/49	200	134
Simon Property Group LP	3.800%	7/15/50	200	148
Simon Property Group LP	5.850%	3/8/53	89	88
SITE Centers Corp.	3.900%	8/15/24	100	96
SITE Centers Corp.	4.250%	2/1/26	70	66
Spirit Realty LP	3.200%	1/15/27	80	72
Spirit Realty LP	2.100%	3/15/28	300	252
Spirit Realty LP	4.000%	7/15/29	60	53
Spirit Realty LP	3.400%	1/15/30	80	68
STORE Capital Corp.	4.500%	3/15/28	75	66
STORE Capital Corp.	4.625%	3/15/29	100	84
Sun Communities Operating LP	2.300%	11/1/28	200	168
Sun Communities Operating LP	4.200%	4/15/32	200	175
Tanger Properties LP	3.125%	9/1/26	175	155
Tanger Properties LP	3.875%	7/15/27	50	45
UDR Inc.	2.950%	9/1/26	150	137
UDR Inc.	3.500%	7/1/27	150	140
UDR Inc.	3.500%	1/15/28	250	228
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UDR Inc.	3.200%	1/15/30	60	53
	UDR Inc.	3.000%	8/15/31	65	55
	UDR Inc.	1.900%	3/15/33	200	148
	UDR Inc.	3.100%	11/1/34	65	52
	Ventas Realty LP	2.650%	1/15/25	75	71
	Ventas Realty LP	4.125%	1/15/26	75	72
	Ventas Realty LP	3.250%	10/15/26	75	69
	Ventas Realty LP	3.850%	4/1/27	50	47
	Ventas Realty LP	4.000%	3/1/28	125	116
	Ventas Realty LP	3.000%	1/15/30	100	86
	Ventas Realty LP	4.750%	11/15/30	200	190
	Ventas Realty LP	4.875%	4/15/49	80	68
	VICI Properties LP	4.750%	2/15/28	200	190
	VICI Properties LP	4.950%	2/15/30	200	188
	VICI Properties LP	5.125%	5/15/32	200	187
	VICI Properties LP	5.625%	5/15/52	100	91
	Vornado Realty LP	3.500%	1/15/25	100	94
	Welltower OP LLC	3.625%	3/15/24	195	192
	Welltower OP LLC	4.000%	6/1/25	380	367
	Welltower OP LLC	4.250%	4/1/26	150	145
	Welltower OP LLC	2.700%	2/15/27	300	273
	Welltower OP LLC	4.250%	4/15/28	125	118
	Welltower OP LLC	4.125%	3/15/29	250	232
	Welltower OP LLC	2.750%	1/15/31	250	206
	Welltower OP LLC	2.750%	1/15/32	200	162
	Welltower OP LLC	6.500%	3/15/41	25	26
	Welltower OP LLC	4.950%	9/1/48	75	67
	Weyerhaeuser Co.	4.750%	5/15/26	51	50
	Weyerhaeuser Co.	4.000%	11/15/29	150	139
	Weyerhaeuser Co.	4.000%	4/15/30	200	184
	Weyerhaeuser Co.	7.375%	3/15/32	29	32
	Weyerhaeuser Co.	3.375%	3/9/33	100	86
	WP Carey Inc.	4.000%	2/1/25	50	49
	WP Carey Inc.	4.250%	10/1/26	75	72
	WP Carey Inc.	2.250%	4/1/33	500	377
					41,299
Technology (2.5%)
	Adobe Inc.	1.900%	2/1/25	20	19
	Adobe Inc.	3.250%	2/1/25	175	170
	Adobe Inc.	2.150%	2/1/27	180	165
	Adobe Inc.	2.300%	2/1/30	225	197
	Amdocs Ltd.	2.538%	6/15/30	200	167
	Analog Devices Inc.	2.950%	4/1/25	85	82
	Analog Devices Inc.	3.500%	12/5/26	200	193
[5]	Analog Devices Inc.	3.450%	6/15/27	100	95
	Analog Devices Inc.	1.700%	10/1/28	200	172
	Analog Devices Inc.	2.800%	10/1/41	200	149
	Analog Devices Inc.	2.950%	10/1/51	400	283
	Apple Inc.	1.800%	9/11/24	150	144
	Apple Inc.	2.750%	1/13/25	275	265
	Apple Inc.	1.125%	5/11/25	900	839
	Apple Inc.	0.550%	8/20/25	500	457
	Apple Inc.	0.700%	2/8/26	500	451
	Apple Inc.	3.250%	2/23/26	705	679
	Apple Inc.	2.450%	8/4/26	450	422
	Apple Inc.	3.350%	2/9/27	500	480
	Apple Inc.	3.200%	5/11/27	775	740
	Apple Inc.	2.900%	9/12/27	555	521
	Apple Inc.	1.200%	2/8/28	500	433
	Apple Inc.	4.000%	5/10/28	1,000	983
	Apple Inc.	1.400%	8/5/28	475	410
	Apple Inc.	2.200%	9/11/29	430	377
	Apple Inc.	4.150%	5/10/30	88	87
	Apple Inc.	1.250%	8/20/30	500	406
	Apple Inc.	1.650%	2/8/31	500	414
	Apple Inc.	1.700%	8/5/31	200	165
	Apple Inc.	4.300%	5/10/33	177	176
	Apple Inc.	4.500%	2/23/36	225	229
	Apple Inc.	2.375%	2/8/41	500	369
	Apple Inc.	3.850%	5/4/43	450	401
	Apple Inc.	4.450%	5/6/44	200	195

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.450%	2/9/45	225	189
	Apple Inc.	4.375%	5/13/45	400	379
	Apple Inc.	4.650%	2/23/46	910	896
	Apple Inc.	3.850%	8/4/46	375	330
	Apple Inc.	3.750%	11/13/47	450	389
	Apple Inc.	2.650%	5/11/50	515	359
	Apple Inc.	2.650%	2/8/51	600	414
	Apple Inc.	4.850%	5/10/53	221	226
	Apple Inc.	2.550%	8/20/60	300	198
	Apple Inc.	2.800%	2/8/61	600	405
	Apple Inc.	2.850%	8/5/61	275	187
	Applied Materials Inc.	3.900%	10/1/25	145	142
	Applied Materials Inc.	3.300%	4/1/27	225	215
	Applied Materials Inc.	1.750%	6/1/30	200	167
	Applied Materials Inc.	5.100%	10/1/35	100	102
	Applied Materials Inc.	5.850%	6/15/41	125	137
	Applied Materials Inc.	4.350%	4/1/47	175	164
	Applied Materials Inc.	2.750%	6/1/50	200	141
	Arrow Electronics Inc.	3.250%	9/8/24	171	165
	Arrow Electronics Inc.	4.000%	4/1/25	50	48
	Arrow Electronics Inc.	3.875%	1/12/28	100	93
	Autodesk Inc.	4.375%	6/15/25	100	98
	Autodesk Inc.	3.500%	6/15/27	75	71
	Autodesk Inc.	2.850%	1/15/30	75	66
	Autodesk Inc.	2.400%	12/15/31	200	164
	Automatic Data Processing Inc.	3.375%	9/15/25	200	193
	Automatic Data Processing Inc.	1.700%	5/15/28	200	176
	Automatic Data Processing Inc.	1.250%	9/1/30	400	324
	Avnet Inc.	4.625%	4/15/26	100	97
	Avnet Inc.	6.250%	3/15/28	100	101
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	692
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	139
	Broadcom Inc.	2.250%	11/15/23	200	197
	Broadcom Inc.	3.150%	11/15/25	278	264
[5]	Broadcom Inc.	1.950%	2/15/28	157	136
	Broadcom Inc.	4.110%	9/15/28	428	405
[5]	Broadcom Inc.	4.000%	4/15/29	200	185
	Broadcom Inc.	4.750%	4/15/29	300	290
	Broadcom Inc.	5.000%	4/15/30	250	245
	Broadcom Inc.	4.150%	11/15/30	600	551
[5]	Broadcom Inc.	2.450%	2/15/31	500	406
	Broadcom Inc.	4.300%	11/15/32	400	366
[5]	Broadcom Inc.	3.419%	4/15/33	652	546
[5]	Broadcom Inc.	3.469%	4/15/34	436	357
[5]	Broadcom Inc.	3.187%	11/15/36	50	38
[5]	Broadcom Inc.	4.926%	5/15/37	550	497
[5]	Broadcom Inc.	3.500%	2/15/41	700	524
[5]	Broadcom Inc.	3.750%	2/15/51	500	369
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	94
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	64
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	164
	Cadence Design Systems Inc.	4.375%	10/15/24	100	98
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	97
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	92
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	86
	CGI Inc.	1.450%	9/14/26	100	88
	CGI Inc.	2.300%	9/14/31	100	78
	Cisco Systems Inc.	2.950%	2/28/26	100	96
	Cisco Systems Inc.	2.500%	9/20/26	225	211
	Cisco Systems Inc.	5.900%	2/15/39	400	443
	Corning Inc.	5.750%	8/15/40	195	198
	Corning Inc.	3.900%	11/15/49	100	75
	Corning Inc.	4.375%	11/15/57	300	244
	Corning Inc.	5.450%	11/15/79	200	182
	Dell Inc.	7.100%	4/15/28	30	32
	Dell Inc.	6.500%	4/15/38	100	103
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	98
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	201
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,090
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	248
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
	Dell International LLC / EMC Corp.	5.250%	2/1/28	200	200
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	322
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	156
	Dell International LLC / EMC Corp.	5.750%	2/1/33	250	253
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	201
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	141
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	129
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	200
	DXC Technology Co.	1.800%	9/15/26	200	174
	DXC Technology Co.	2.375%	9/15/28	200	167
	Equifax Inc.	2.600%	12/1/24	75	71
	Equifax Inc.	2.600%	12/15/25	100	93
	Equifax Inc.	5.100%	6/1/28	400	395
	Equifax Inc.	3.100%	5/15/30	120	104
	Equifax Inc.	2.350%	9/15/31	200	160
	FactSet Research Systems Inc.	3.450%	3/1/32	100	85
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	446
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	169
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	91
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	240
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	138
	Fiserv Inc.	3.200%	7/1/26	700	657
	Fiserv Inc.	2.250%	6/1/27	300	270
	Fiserv Inc.	4.200%	10/1/28	200	192
	Fiserv Inc.	3.500%	7/1/29	600	549
	Fiserv Inc.	2.650%	6/1/30	200	170
	Fiserv Inc.	4.400%	7/1/49	415	349
	Flex Ltd.	4.750%	6/15/25	26	25
	Flex Ltd.	4.875%	6/15/29	50	48
	Global Payments Inc.	1.500%	11/15/24	200	188
	Global Payments Inc.	2.650%	2/15/25	337	320
	Global Payments Inc.	4.800%	4/1/26	150	147
	Global Payments Inc.	2.150%	1/15/27	200	178
	Global Payments Inc.	3.200%	8/15/29	310	269
	Global Payments Inc.	2.900%	5/15/30	200	169
	Global Payments Inc.	2.900%	11/15/31	200	163
	Global Payments Inc.	5.400%	8/15/32	200	195
	Global Payments Inc.	4.150%	8/15/49	200	149
	Global Payments Inc.	5.950%	8/15/52	175	168
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	100	100
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	493
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	137
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	198
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	157
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	286
	HP Inc.	2.200%	6/17/25	300	282
	HP Inc.	1.450%	6/17/26	200	180
	HP Inc.	3.000%	6/17/27	350	323
	HP Inc.	4.750%	1/15/28	200	195
	HP Inc.	4.000%	4/15/29	200	187
	HP Inc.	3.400%	6/17/30	500	439
	HP Inc.	2.650%	6/17/31	200	161
	HP Inc.	4.200%	4/15/32	200	179
	HP Inc.	5.500%	1/15/33	200	196
	HP Inc.	6.000%	9/15/41	100	101
	Intel Corp.	3.400%	3/25/25	300	291
	Intel Corp.	3.700%	7/29/25	450	437
	Intel Corp.	2.600%	5/19/26	210	198
	Intel Corp.	3.750%	8/5/27	200	191
	Intel Corp.	4.875%	2/10/28	310	309
	Intel Corp.	1.600%	8/12/28	200	172
	Intel Corp.	2.450%	11/15/29	375	325
	Intel Corp.	3.900%	3/25/30	345	325
	Intel Corp.	2.000%	8/12/31	250	204
	Intel Corp.	4.150%	8/5/32	200	191

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.000%	12/15/32	150	141
Intel Corp.	5.200%	2/10/33	396	400
Intel Corp.	4.600%	3/25/40	150	140
Intel Corp.	2.800%	8/12/41	200	143
Intel Corp.	4.800%	10/1/41	162	151
Intel Corp.	4.250%	12/15/42	150	130
Intel Corp.	4.100%	5/19/46	250	210
Intel Corp.	4.100%	5/11/47	200	169
Intel Corp.	3.734%	12/8/47	674	524
Intel Corp.	3.250%	11/15/49	300	211
Intel Corp.	4.750%	3/25/50	400	362
Intel Corp.	3.050%	8/12/51	250	168
Intel Corp.	5.700%	2/10/53	481	490
Intel Corp.	3.100%	2/15/60	300	192
Intel Corp.	3.200%	8/12/61	200	130
Intel Corp.	5.050%	8/5/62	355	327
Intel Corp.	5.900%	2/10/63	200	206
International Business Machines Corp.	7.000%	10/30/25	300	312
International Business Machines Corp.	4.500%	2/6/26	200	197
International Business Machines Corp.	3.450%	2/19/26	285	273
International Business Machines Corp.	3.300%	5/15/26	700	667
International Business Machines Corp.	1.700%	5/15/27	265	235
International Business Machines Corp.	6.220%	8/1/27	75	79
International Business Machines Corp.	6.500%	1/15/28	75	80
International Business Machines Corp.	4.500%	2/6/28	200	196
International Business Machines Corp.	3.500%	5/15/29	750	693
International Business Machines Corp.	1.950%	5/15/30	265	220
International Business Machines Corp.	4.750%	2/6/33	200	196
International Business Machines Corp.	4.150%	5/15/39	400	351
International Business Machines Corp.	5.600%	11/30/39	48	49
International Business Machines Corp.	2.850%	5/15/40	165	121
International Business Machines Corp.	4.000%	6/20/42	358	302
International Business Machines Corp.	4.250%	5/15/49	500	426
International Business Machines Corp.	2.950%	5/15/50	165	111
International Business Machines Corp.	3.430%	2/9/52	100	73
International Business Machines Corp.	5.100%	2/6/53	400	385
Intuit Inc.	0.950%	7/15/25	100	91
Intuit Inc.	1.350%	7/15/27	100	88
Intuit Inc.	1.650%	7/15/30	100	81
Jabil Inc.	3.950%	1/12/28	100	93
Jabil Inc.	3.600%	1/15/30	100	90
Jabil Inc.	3.000%	1/15/31	150	127
Juniper Networks Inc.	3.750%	8/15/29	200	180
Juniper Networks Inc.	5.950%	3/15/41	25	24
KLA Corp.	4.650%	11/1/24	73	72
KLA Corp.	4.100%	3/15/29	150	144
KLA Corp.	4.650%	7/15/32	200	199
KLA Corp.	5.000%	3/15/49	75	73
KLA Corp.	3.300%	3/1/50	150	113
KLA Corp.	4.950%	7/15/52	200	197
KLA Corp.	5.250%	7/15/62	200	203
Kyndryl Holdings Inc.	2.050%	10/15/26	100	87
Kyndryl Holdings Inc.	2.700%	10/15/28	100	81
Kyndryl Holdings Inc.	3.150%	10/15/31	100	75
Kyndryl Holdings Inc.	4.100%	10/15/41	100	67
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lam Research Corp.	3.800%	3/15/25	145	142
Lam Research Corp.	3.750%	3/15/26	150	146
Lam Research Corp.	4.000%	3/15/29	150	145
Lam Research Corp.	1.900%	6/15/30	295	246
Lam Research Corp.	4.875%	3/15/49	125	121
Lam Research Corp.	2.875%	6/15/50	150	105
Lam Research Corp.	3.125%	6/15/60	100	68
Leidos Inc.	3.625%	5/15/25	100	96
Leidos Inc.	4.375%	5/15/30	150	138
Leidos Inc.	2.300%	2/15/31	200	158
Marvell Technology Inc.	2.450%	4/15/28	100	87
Marvell Technology Inc.	4.875%	6/22/28	100	97
Marvell Technology Inc.	2.950%	4/15/31	100	84
Mastercard Inc.	2.000%	3/3/25	400	380
Mastercard Inc.	2.950%	11/21/26	100	95
Mastercard Inc.	3.300%	3/26/27	200	191
Mastercard Inc.	4.875%	3/9/28	200	202
Mastercard Inc.	2.950%	6/1/29	275	250
Mastercard Inc.	3.350%	3/26/30	300	280
Mastercard Inc.	2.000%	11/18/31	200	166
Mastercard Inc.	3.950%	2/26/48	100	89
Mastercard Inc.	3.650%	6/1/49	250	209
Mastercard Inc.	3.850%	3/26/50	200	173
Microchip Technology Inc.	4.250%	9/1/25	200	194
Micron Technology Inc.	4.975%	2/6/26	100	98
Micron Technology Inc.	4.185%	2/15/27	200	192
Micron Technology Inc.	5.375%	4/15/28	200	198
Micron Technology Inc.	5.327%	2/6/29	150	148
Micron Technology Inc.	6.750%	11/1/29	75	78
Micron Technology Inc.	4.663%	2/15/30	100	94
Micron Technology Inc.	5.875%	2/9/33	235	234
Micron Technology Inc.	5.875%	9/15/33	200	198
Micron Technology Inc.	3.366%	11/1/41	100	70
Micron Technology Inc.	3.477%	11/1/51	100	67
Microsoft Corp.	3.125%	11/3/25	632	608
Microsoft Corp.	2.400%	8/8/26	805	755
Microsoft Corp.	3.300%	2/6/27	675	649
Microsoft Corp.	3.500%	2/12/35	325	304
Microsoft Corp.	3.450%	8/8/36	425	387
Microsoft Corp.	4.100%	2/6/37	250	243
Microsoft Corp.	3.700%	8/8/46	1,226	1,073
Microsoft Corp.	2.525%	6/1/50	1,478	1,022
Microsoft Corp.	2.921%	3/17/52	1,364	1,014
Microsoft Corp.	2.675%	6/1/60	594	398
Microsoft Corp.	3.041%	3/17/62	656	479
Moody's Corp.	3.250%	1/15/28	200	187
Moody's Corp.	2.000%	8/19/31	200	161
Moody's Corp.	2.750%	8/19/41	200	140
Moody's Corp.	4.875%	12/17/48	125	117
Moody's Corp.	3.250%	5/20/50	100	71
Moody's Corp.	3.750%	2/25/52	100	79
Moody's Corp.	3.100%	11/29/61	200	131
Motorola Solutions Inc.	4.000%	9/1/24	26	25
Motorola Solutions Inc.	4.600%	2/23/28	125	121
Motorola Solutions Inc.	5.500%	9/1/44	75	71
NetApp Inc.	3.300%	9/29/24	75	73
NetApp Inc.	1.875%	6/22/25	150	139
NetApp Inc.	2.375%	6/22/27	100	91
NetApp Inc.	2.700%	6/22/30	200	168
Nokia OYJ	6.625%	5/15/39	90	86
NVIDIA Corp.	3.200%	9/16/26	200	193
NVIDIA Corp.	1.550%	6/15/28	250	218
NVIDIA Corp.	2.850%	4/1/30	300	272
NVIDIA Corp.	2.000%	6/15/31	250	210
NVIDIA Corp.	3.500%	4/1/40	200	171
NVIDIA Corp.	3.500%	4/1/50	405	329
NVIDIA Corp.	3.700%	4/1/60	113	93
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	99
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	424

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	177
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	163
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	333
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	145
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	70
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	67
	Oracle Corp.	3.400%	7/8/24	450	440
	Oracle Corp.	2.950%	11/15/24	425	410
	Oracle Corp.	2.500%	4/1/25	919	872
	Oracle Corp.	1.650%	3/25/26	725	658
	Oracle Corp.	2.650%	7/15/26	561	519
	Oracle Corp.	2.800%	4/1/27	500	460
	Oracle Corp.	2.300%	3/25/28	500	441
	Oracle Corp.	4.500%	5/6/28	35	34
	Oracle Corp.	6.150%	11/9/29	225	234
	Oracle Corp.	2.950%	4/1/30	550	480
	Oracle Corp.	4.650%	5/6/30	100	97
	Oracle Corp.	2.875%	3/25/31	900	767
	Oracle Corp.	6.250%	11/9/32	225	239
	Oracle Corp.	4.900%	2/6/33	300	291
	Oracle Corp.	4.300%	7/8/34	325	295
	Oracle Corp.	3.900%	5/15/35	150	129
	Oracle Corp.	3.850%	7/15/36	250	209
	Oracle Corp.	3.800%	11/15/37	525	429
	Oracle Corp.	6.125%	7/8/39	250	257
	Oracle Corp.	3.600%	4/1/40	605	468
	Oracle Corp.	5.375%	7/15/40	400	382
	Oracle Corp.	3.650%	3/25/41	300	231
	Oracle Corp.	4.500%	7/8/44	250	209
	Oracle Corp.	4.125%	5/15/45	425	334
	Oracle Corp.	4.000%	7/15/46	575	442
	Oracle Corp.	4.000%	11/15/47	475	366
	Oracle Corp.	3.600%	4/1/50	920	657
	Oracle Corp.	3.950%	3/25/51	600	453
	Oracle Corp.	6.900%	11/9/52	355	398
	Oracle Corp.	5.550%	2/6/53	400	388
	Oracle Corp.	4.375%	5/15/55	150	121
	Oracle Corp.	3.850%	4/1/60	500	351
	Oracle Corp.	4.100%	3/25/61	300	221
	PayPal Holdings Inc.	2.400%	10/1/24	100	96
	PayPal Holdings Inc.	1.650%	6/1/25	200	187
	PayPal Holdings Inc.	2.650%	10/1/26	300	279
	PayPal Holdings Inc.	2.850%	10/1/29	400	355
	PayPal Holdings Inc.	2.300%	6/1/30	200	170
	PayPal Holdings Inc.	4.400%	6/1/32	200	193
	PayPal Holdings Inc.	3.250%	6/1/50	310	224
[5]	Qorvo Inc.	1.750%	12/15/24	100	93
	Qorvo Inc.	4.375%	10/15/29	200	181
	QUALCOMM Inc.	3.450%	5/20/25	200	194
	QUALCOMM Inc.	3.250%	5/20/27	400	379
	QUALCOMM Inc.	1.300%	5/20/28	378	322
	QUALCOMM Inc.	1.650%	5/20/32	414	326
	QUALCOMM Inc.	5.400%	5/20/33	200	211
	QUALCOMM Inc.	4.650%	5/20/35	200	200
	QUALCOMM Inc.	4.800%	5/20/45	275	266
	QUALCOMM Inc.	4.300%	5/20/47	350	317
	QUALCOMM Inc.	3.250%	5/20/50	200	150
	QUALCOMM Inc.	4.500%	5/20/52	200	182
	QUALCOMM Inc.	6.000%	5/20/53	200	224
	RELX Capital Inc.	4.000%	3/18/29	100	96
	RELX Capital Inc.	3.000%	5/22/30	150	134
	RELX Capital Inc.	4.750%	5/20/32	100	98
	Roper Technologies Inc.	2.350%	9/15/24	125	120
	Roper Technologies Inc.	1.000%	9/15/25	500	455
	Roper Technologies Inc.	3.850%	12/15/25	100	96
	Roper Technologies Inc.	3.800%	12/15/26	145	139
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roper Technologies Inc.	1.400%	9/15/27	500	431
Roper Technologies Inc.	4.200%	9/15/28	175	168
Roper Technologies Inc.	2.950%	9/15/29	125	111
Roper Technologies Inc.	2.000%	6/30/30	125	102
S&P Global Inc.	2.450%	3/1/27	250	231
S&P Global Inc.	4.750%	8/1/28	140	139
S&P Global Inc.	2.700%	3/1/29	250	226
S&P Global Inc.	4.250%	5/1/29	100	98
S&P Global Inc.	2.500%	12/1/29	125	109
S&P Global Inc.	1.250%	8/15/30	200	158
S&P Global Inc.	2.900%	3/1/32	300	260
S&P Global Inc.	3.250%	12/1/49	150	113
S&P Global Inc.	3.700%	3/1/52	200	164
S&P Global Inc.	2.300%	8/15/60	100	58
S&P Global Inc.	3.900%	3/1/62	100	83
Salesforce Inc.	3.700%	4/11/28	325	313
Salesforce Inc.	1.500%	7/15/28	200	172
Salesforce Inc.	1.950%	7/15/31	300	248
Salesforce Inc.	2.700%	7/15/41	250	183
Salesforce Inc.	2.900%	7/15/51	400	282
Salesforce Inc.	3.050%	7/15/61	250	170
ServiceNow Inc.	1.400%	9/1/30	400	317
Skyworks Solutions Inc.	1.800%	6/1/26	200	179
Teledyne FLIR LLC	2.500%	8/1/30	100	83
Teledyne Technologies Inc.	2.750%	4/1/31	300	251
Texas Instruments Inc.	1.375%	3/12/25	200	188
Texas Instruments Inc.	1.125%	9/15/26	200	179
Texas Instruments Inc.	2.900%	11/3/27	94	88
Texas Instruments Inc.	2.250%	9/4/29	100	87
Texas Instruments Inc.	1.750%	5/4/30	210	176
Texas Instruments Inc.	1.900%	9/15/31	150	123
Texas Instruments Inc.	4.900%	3/14/33	200	205
Texas Instruments Inc.	3.875%	3/15/39	142	127
Texas Instruments Inc.	4.150%	5/15/48	300	272
Texas Instruments Inc.	5.000%	3/14/53	200	203
Texas Instruments Inc.	5.050%	5/18/63	212	212
Thomson Reuters Corp.	5.500%	8/15/35	75	74
Thomson Reuters Corp.	5.850%	4/15/40	100	99
Thomson Reuters Corp.	5.650%	11/23/43	100	95
TSMC Arizona Corp.	1.750%	10/25/26	400	356
TSMC Arizona Corp.	3.875%	4/22/27	200	192
TSMC Arizona Corp.	2.500%	10/25/31	200	167
TSMC Arizona Corp.	4.250%	4/22/32	200	193
TSMC Arizona Corp.	3.125%	10/25/41	200	160
TSMC Arizona Corp.	3.250%	10/25/51	200	154
TSMC Arizona Corp.	4.500%	4/22/52	200	193
Verisk Analytics Inc.	4.000%	6/15/25	150	146
Verisk Analytics Inc.	4.125%	3/15/29	400	382
Verisk Analytics Inc.	5.500%	6/15/45	50	48
Verisk Analytics Inc.	3.625%	5/15/50	100	74
Visa Inc.	3.150%	12/14/25	925	887
Visa Inc.	1.900%	4/15/27	200	182
Visa Inc.	0.750%	8/15/27	500	433
Visa Inc.	2.750%	9/15/27	150	139
Visa Inc.	1.100%	2/15/31	400	316
Visa Inc.	4.150%	12/14/35	325	309
Visa Inc.	2.700%	4/15/40	200	153
Visa Inc.	4.300%	12/14/45	725	673
Visa Inc.	3.650%	9/15/47	100	85
Visa Inc.	2.000%	8/15/50	300	184
VMware Inc.	4.500%	5/15/25	200	196
VMware Inc.	4.650%	5/15/27	100	97
VMware Inc.	3.900%	8/21/27	300	285
VMware Inc.	1.800%	8/15/28	200	168
VMware Inc.	4.700%	5/15/30	500	478
VMware Inc.	2.200%	8/15/31	300	236
Western Digital Corp.	4.750%	2/15/26	500	476
Western Digital Corp.	2.850%	2/1/29	200	160
Western Union Co.	2.850%	1/10/25	108	103
Western Union Co.	1.350%	3/15/26	200	177
Western Union Co.	6.200%	11/17/36	100	101

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Western Union Co.	6.200%	6/21/40	35	35
Workday Inc.	3.500%	4/1/27	200	190
Workday Inc.	3.700%	4/1/29	200	186
Workday Inc.	3.800%	4/1/32	200	180
Xilinx Inc.	2.375%	6/1/30	200	173
				104,190
Utilities (2.4%)
AEP Texas Inc.	3.950%	6/1/28	100	94
AEP Texas Inc.	2.100%	7/1/30	200	164
AEP Texas Inc.	3.800%	10/1/47	50	38
AEP Texas Inc.	3.450%	1/15/50	50	36
AEP Texas Inc.	5.250%	5/15/52	89	85
AEP Transmission Co. LLC	4.000%	12/1/46	75	63
AEP Transmission Co. LLC	3.750%	12/1/47	100	80
AEP Transmission Co. LLC	3.800%	6/15/49	70	56
AEP Transmission Co. LLC	3.150%	9/15/49	70	50
AEP Transmission Co. LLC	4.500%	6/15/52	200	179
AES Corp.	1.375%	1/15/26	300	268
AES Corp.	5.450%	6/1/28	200	196
AES Corp.	2.450%	1/15/31	300	243
Alabama Power Co.	1.450%	9/15/30	500	396
Alabama Power Co.	3.940%	9/1/32	331	306
Alabama Power Co.	6.125%	5/15/38	50	54
Alabama Power Co.	3.850%	12/1/42	25	21
Alabama Power Co.	4.150%	8/15/44	75	62
Alabama Power Co.	3.750%	3/1/45	150	118
Alabama Power Co.	4.300%	1/2/46	250	210
Alabama Power Co.	3.700%	12/1/47	100	78
Alabama Power Co.	4.300%	7/15/48	100	85
Alabama Power Co.	3.450%	10/1/49	108	79
Alabama Power Co.	3.125%	7/15/51	107	74
Alabama Power Co.	3.000%	3/15/52	200	135
Ameren Corp.	2.500%	9/15/24	100	96
Ameren Corp.	3.650%	2/15/26	80	76
Ameren Corp.	1.950%	3/15/27	200	178
Ameren Corp.	3.500%	1/15/31	100	89
Ameren Illinois Co.	3.800%	5/15/28	75	72
Ameren Illinois Co.	3.700%	12/1/47	150	121
Ameren Illinois Co.	3.250%	3/15/50	60	44
American Electric Power Co. Inc	5.625%	3/1/33	200	204
American Electric Power Co. Inc.	3.200%	11/13/27	75	69
American Electric Power Co. Inc.	4.300%	12/1/28	150	143
American Electric Power Co. Inc.	3.250%	3/1/50	71	49
American Electric Power Co. Inc.	3.875%	2/15/62	150	120
American Water Capital Corp.	3.400%	3/1/25	125	121
American Water Capital Corp.	2.950%	9/1/27	325	300
American Water Capital Corp.	3.450%	6/1/29	125	116
American Water Capital Corp.	2.800%	5/1/30	100	87
American Water Capital Corp.	4.450%	6/1/32	250	242
American Water Capital Corp.	6.593%	10/15/37	150	169
American Water Capital Corp.	4.300%	9/1/45	100	85
American Water Capital Corp.	3.750%	9/1/47	100	79
American Water Capital Corp.	4.200%	9/1/48	100	84
American Water Capital Corp.	4.150%	6/1/49	125	105
American Water Capital Corp.	3.450%	5/1/50	100	75
American Water Capital Corp.	3.250%	6/1/51	98	71
Appalachian Power Co.	3.300%	6/1/27	500	468
Appalachian Power Co.	4.500%	3/1/49	71	60
Appalachian Power Co.	3.700%	5/1/50	100	76
Arizona Public Service Co.	3.150%	5/15/25	100	96
Arizona Public Service Co.	2.950%	9/15/27	50	45
Arizona Public Service Co.	4.500%	4/1/42	225	191
Arizona Public Service Co.	4.350%	11/15/45	125	101
Arizona Public Service Co.	3.750%	5/15/46	125	92
Arizona Public Service Co.	4.250%	3/1/49	100	79
Arizona Public Service Co.	3.500%	12/1/49	60	42
Atmos Energy Corp.	3.000%	6/15/27	100	94
Atmos Energy Corp.	2.625%	9/15/29	50	44
Atmos Energy Corp.	5.500%	6/15/41	200	199
Atmos Energy Corp.	4.150%	1/15/43	100	86
Atmos Energy Corp.	4.125%	10/15/44	50	42
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atmos Energy Corp.	3.375%	9/15/49	400	295
Atmos Energy Corp.	2.850%	2/15/52	200	135
Avangrid Inc.	3.150%	12/1/24	230	221
Avangrid Inc.	3.800%	6/1/29	195	178
Avista Corp.	4.350%	6/1/48	75	65
Avista Corp.	4.000%	4/1/52	72	57
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	307
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	83
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	75
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	196
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	42
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	58
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	67
Baltimore Gas and Electric Co.	5.400%	6/1/53	200	204
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	97
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	115
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	642
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	104
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	231
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	139
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	128
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	39
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	169
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	162
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	171
Black Hills Corp.	1.037%	8/23/24	200	189
Black Hills Corp.	3.950%	1/15/26	75	72
Black Hills Corp.	3.150%	1/15/27	75	70
Black Hills Corp.	3.050%	10/15/29	70	60
Black Hills Corp.	4.350%	5/1/33	75	67
Black Hills Corp.	4.200%	9/15/46	50	39
Black Hills Corp.	3.875%	10/15/49	70	52
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	276
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	57
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	106
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	62
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	131
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	68
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	150
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	53
CenterPoint Energy Inc.	2.500%	9/1/24	100	96
CenterPoint Energy Inc.	1.450%	6/1/26	200	179
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	2.950%	3/1/30	80	70
CenterPoint Energy Inc.	2.650%	6/1/31	200	167
CenterPoint Energy Inc.	3.700%	9/1/49	50	38
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	96
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	80
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	150
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	257
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	41
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	94
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	105
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	225
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	74
CMS Energy Corp.	3.000%	5/15/26	75	70
CMS Energy Corp.	3.450%	8/15/27	50	47
CMS Energy Corp.	4.875%	3/1/44	75	68
CMS Energy Corp.	4.750%	6/1/50	100	86
Commonwealth Edison Co.	2.550%	6/15/26	223	208

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	2.950%	8/15/27	75	69
Commonwealth Edison Co.	2.200%	3/1/30	50	42
Commonwealth Edison Co.	5.900%	3/15/36	150	157
Commonwealth Edison Co.	6.450%	1/15/38	175	194
Commonwealth Edison Co.	4.600%	8/15/43	75	68
Commonwealth Edison Co.	4.700%	1/15/44	175	161
Commonwealth Edison Co.	3.700%	3/1/45	75	59
Commonwealth Edison Co.	3.650%	6/15/46	175	137
Commonwealth Edison Co.	3.750%	8/15/47	100	79
Commonwealth Edison Co.	4.000%	3/1/48	150	126
Commonwealth Edison Co.	4.000%	3/1/49	125	103
Commonwealth Edison Co.	3.000%	3/1/50	200	138
Commonwealth Edison Co.	3.850%	3/15/52	200	160
Connecticut Light and Power Co.	0.750%	12/1/25	500	449
Connecticut Light and Power Co.	3.200%	3/15/27	50	47
Connecticut Light and Power Co.	4.300%	4/15/44	150	130
Connecticut Light and Power Co.	4.000%	4/1/48	160	135
Connecticut Light and Power Co.	5.250%	1/15/53	200	204
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	500
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	77
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	198
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	281
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	79
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	102
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	175
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	327
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	113
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	59
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	327
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	204
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	220
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	59
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	101
Constellation Energy Generation LLC	5.600%	3/1/28	46	46
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.250%	10/1/39	360	373
Constellation Energy Generation LLC	5.750%	10/1/41	75	73
Constellation Energy Generation LLC	5.600%	6/15/42	155	150
Consumers Energy Co.	3.800%	11/15/28	75	71
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	200	195
Consumers Energy Co.	3.950%	5/15/43	75	63
Consumers Energy Co.	3.250%	8/15/46	50	37
Consumers Energy Co.	3.950%	7/15/47	50	41
Consumers Energy Co.	4.050%	5/15/48	125	105
Consumers Energy Co.	4.350%	4/15/49	80	71
Consumers Energy Co.	3.100%	8/15/50	80	57
Consumers Energy Co.	3.500%	8/1/51	400	306
Consumers Energy Co.	4.200%	9/1/52	84	72
Consumers Energy Co.	2.500%	5/1/60	59	34
Delmarva Power & Light Co.	4.150%	5/15/45	100	83
Dominion Energy Inc.	3.071%	8/15/24	75	72
Dominion Energy Inc.	3.900%	10/1/25	125	121
Dominion Energy Inc.	1.450%	4/15/26	200	180
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominion Energy Inc.	2.850%	8/15/26	379	351
Dominion Energy Inc.	4.250%	6/1/28	125	120
Dominion Energy Inc.	3.375%	4/1/30	125	112
Dominion Energy Inc.	2.250%	8/15/31	250	202
Dominion Energy Inc.	4.350%	8/15/32	56	52
Dominion Energy Inc.	5.375%	11/15/32	200	201
Dominion Energy Inc.	6.300%	3/15/33	75	80
Dominion Energy Inc.	5.950%	6/15/35	225	231
Dominion Energy Inc.	4.900%	8/1/41	280	251
Dominion Energy Inc.	4.050%	9/15/42	300	239
Dominion Energy Inc.	5.750%	10/1/54	100	95
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	81
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	55
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	134
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	75
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	68
DTE Electric Co.	3.375%	3/1/25	150	145
DTE Electric Co.	2.250%	3/1/30	450	384
DTE Electric Co.	2.625%	3/1/31	100	86
DTE Electric Co.	4.000%	4/1/43	225	188
DTE Electric Co.	3.700%	6/1/46	50	39
DTE Electric Co.	3.750%	8/15/47	100	79
DTE Electric Co.	3.950%	3/1/49	128	105
DTE Electric Co.	2.950%	3/1/50	150	103
DTE Energy Co.	2.529%	10/1/24	100	96
DTE Energy Co.	4.220%	11/1/24	250	245
DTE Energy Co.	1.050%	6/1/25	500	458
DTE Energy Co.	2.850%	10/1/26	300	276
DTE Energy Co.	4.875%	6/1/28	200	196
DTE Energy Co.	3.400%	6/15/29	94	84
DTE Energy Co.	2.950%	3/1/30	60	52
Duke Energy Carolinas LLC	2.950%	12/1/26	100	94
Duke Energy Carolinas LLC	3.950%	11/15/28	125	120
Duke Energy Carolinas LLC	6.000%	12/1/28	125	131
Duke Energy Carolinas LLC	2.450%	8/15/29	200	173
Duke Energy Carolinas LLC	2.450%	2/1/30	100	86
Duke Energy Carolinas LLC	2.550%	4/15/31	200	170
Duke Energy Carolinas LLC	4.950%	1/15/33	175	174
Duke Energy Carolinas LLC	6.100%	6/1/37	100	105
Duke Energy Carolinas LLC	6.000%	1/15/38	25	26
Duke Energy Carolinas LLC	6.050%	4/15/38	25	26
Duke Energy Carolinas LLC	5.300%	2/15/40	150	150
Duke Energy Carolinas LLC	4.000%	9/30/42	175	145
Duke Energy Carolinas LLC	3.875%	3/15/46	100	80
Duke Energy Carolinas LLC	3.700%	12/1/47	100	78
Duke Energy Carolinas LLC	3.200%	8/15/49	400	288
Duke Energy Carolinas LLC	3.550%	3/15/52	200	153
Duke Energy Carolinas LLC	5.350%	1/15/53	160	162
Duke Energy Corp.	2.650%	9/1/26	80	74
Duke Energy Corp.	3.150%	8/15/27	140	129
Duke Energy Corp.	4.300%	3/15/28	200	192
Duke Energy Corp.	2.450%	6/1/30	100	84
Duke Energy Corp.	2.550%	6/15/31	200	166
Duke Energy Corp.	4.800%	12/15/45	125	112
Duke Energy Corp.	3.750%	9/1/46	280	213
Duke Energy Corp.	4.200%	6/15/49	115	93
Duke Energy Corp.	3.500%	6/15/51	140	102
Duke Energy Corp.	5.000%	8/15/52	250	229
Duke Energy Corp.	3.250%	1/15/82	200	149
Duke Energy Florida LLC	3.800%	7/15/28	100	95
Duke Energy Florida LLC	2.500%	12/1/29	425	367
Duke Energy Florida LLC	1.750%	6/15/30	100	81
Duke Energy Florida LLC	2.400%	12/15/31	200	164
Duke Energy Florida LLC	6.350%	9/15/37	225	243
Duke Energy Florida LLC	6.400%	6/15/38	200	220
Duke Energy Florida LLC	3.850%	11/15/42	200	163
Duke Energy Florida LLC	3.400%	10/1/46	100	75

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	4.200%	7/15/48	200	170
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	92	84
	Duke Energy Indiana LLC	6.350%	8/15/38	740	804
	Duke Energy Indiana LLC	3.750%	5/15/46	225	174
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	83
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Progress LLC	3.700%	9/1/28	175	165
	Duke Energy Progress LLC	3.450%	3/15/29	125	115
	Duke Energy Progress LLC	2.000%	8/15/31	200	161
	Duke Energy Progress LLC	5.250%	3/15/33	200	203
	Duke Energy Progress LLC	4.375%	3/30/44	300	260
	Duke Energy Progress LLC	4.150%	12/1/44	100	83
	Duke Energy Progress LLC	3.700%	10/15/46	50	39
	Duke Energy Progress LLC	3.600%	9/15/47	100	77
	Duke Energy Progress LLC	2.900%	8/15/51	434	290
	Duke Energy Progress LLC	5.350%	3/15/53	200	201
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	85	76
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	79
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	70
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	96
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	129
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	50	50
	El Paso Electric Co.	5.000%	12/1/44	75	67
	Emera US Finance LP	3.550%	6/15/26	150	142
	Emera US Finance LP	4.750%	6/15/46	245	199
	Enel Chile SA	4.875%	6/12/28	125	120
	Entergy Arkansas LLC	3.500%	4/1/26	50	48
	Entergy Arkansas LLC	2.650%	6/15/51	500	313
	Entergy Corp.	2.950%	9/1/26	200	185
	Entergy Corp.	2.800%	6/15/30	100	85
	Entergy Corp.	3.750%	6/15/50	300	221
	Entergy Louisiana LLC	0.950%	10/1/24	200	189
	Entergy Louisiana LLC	5.590%	10/1/24	223	223
	Entergy Louisiana LLC	5.400%	11/1/24	382	381
	Entergy Louisiana LLC	2.400%	10/1/26	75	69
	Entergy Louisiana LLC	3.120%	9/1/27	100	92
	Entergy Louisiana LLC	3.050%	6/1/31	100	87
	Entergy Louisiana LLC	4.000%	3/15/33	150	136
	Entergy Louisiana LLC	4.950%	1/15/45	150	138
	Entergy Louisiana LLC	4.200%	9/1/48	167	140
	Entergy Louisiana LLC	4.200%	4/1/50	100	83
	Entergy Louisiana LLC	2.900%	3/15/51	121	80
	Entergy Mississippi LLC	2.850%	6/1/28	125	112
	Entergy Texas Inc.	1.750%	3/15/31	500	396
	Essential Utilities Inc.	3.566%	5/1/29	75	68
	Essential Utilities Inc.	2.704%	4/15/30	100	85
	Essential Utilities Inc.	4.276%	5/1/49	85	69
	Essential Utilities Inc.	3.351%	4/15/50	200	140
	Evergy Inc.	2.450%	9/15/24	200	192
	Evergy Inc.	2.900%	9/15/29	150	131
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	139
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	94
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	168
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	83
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	21
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	71
	Evergy Metro Inc.	2.250%	6/1/30	100	83
	Evergy Metro Inc.	5.300%	10/1/41	100	97
	Evergy Metro Inc.	4.200%	6/15/47	100	83
	Eversource Energy	2.900%	10/1/24	50	48
	Eversource Energy	3.150%	1/15/25	168	162
	Eversource Energy	3.300%	1/15/28	100	92
	Eversource Energy	4.250%	4/1/29	200	191
	Eversource Energy	3.375%	3/1/32	119	104
	Eversource Energy	3.450%	1/15/50	200	147
	Exelon Corp.	3.950%	6/15/25	200	194
	Exelon Corp.	3.400%	4/15/26	200	191
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	2.750%	3/15/27	250	229
	Exelon Corp.	5.150%	3/15/28	200	199
	Exelon Corp.	4.050%	4/15/30	250	234
	Exelon Corp.	5.300%	3/15/33	159	159
	Exelon Corp.	4.950%	6/15/35	225	215
	Exelon Corp.	5.625%	6/15/35	20	20
	Exelon Corp.	5.100%	6/15/45	145	136
	Exelon Corp.	4.450%	4/15/46	175	149
	Exelon Corp.	4.100%	3/15/52	250	202
	Exelon Corp.	5.600%	3/15/53	200	202
	Florida Power & Light Co.	2.850%	4/1/25	300	288
	Florida Power & Light Co.	4.450%	5/15/26	200	198
	Florida Power & Light Co.	4.400%	5/15/28	200	196
	Florida Power & Light Co.	4.625%	5/15/30	200	197
	Florida Power & Light Co.	2.450%	2/3/32	200	168
	Florida Power & Light Co.	5.100%	4/1/33	200	203
	Florida Power & Light Co.	4.800%	5/15/33	200	199
	Florida Power & Light Co.	5.625%	4/1/34	25	26
	Florida Power & Light Co.	5.960%	4/1/39	375	405
	Florida Power & Light Co.	4.125%	2/1/42	170	149
	Florida Power & Light Co.	4.050%	6/1/42	125	108
	Florida Power & Light Co.	3.800%	12/15/42	75	63
	Florida Power & Light Co.	3.700%	12/1/47	150	122
	Florida Power & Light Co.	3.950%	3/1/48	325	274
	Florida Power & Light Co.	3.150%	10/1/49	555	405
	Florida Power & Light Co.	2.875%	12/4/51	500	345
	Fortis Inc.	3.055%	10/4/26	295	272
	Georgia Power Co.	2.200%	9/15/24	225	215
	Georgia Power Co.	3.250%	4/1/26	100	95
	Georgia Power Co.	4.650%	5/16/28	200	196
	Georgia Power Co.	4.950%	5/17/33	200	197
	Georgia Power Co.	4.750%	9/1/40	175	160
	Georgia Power Co.	4.300%	3/15/43	100	84
	Georgia Power Co.	5.125%	5/15/52	250	244
	Gulf Power Co.	3.300%	5/30/27	50	47
	Iberdrola International BV	6.750%	7/15/36	75	85
	Indiana Michigan Power Co.	3.850%	5/15/28	250	237
	Indiana Michigan Power Co.	3.750%	7/1/47	150	117
	Indiana Michigan Power Co.	4.250%	8/15/48	100	84
	Interstate Power and Light Co.	3.250%	12/1/24	202	195
	Interstate Power and Light Co.	4.100%	9/26/28	125	118
	Interstate Power and Light Co.	3.600%	4/1/29	60	55
	Interstate Power and Light Co.	2.300%	6/1/30	100	83
	Interstate Power and Light Co.	6.250%	7/15/39	50	53
	Interstate Power and Light Co.	3.700%	9/15/46	75	56
	ITC Holdings Corp.	3.350%	11/15/27	100	93
	ITC Holdings Corp.	5.300%	7/1/43	200	188
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	62	58
	Kentucky Utilities Co.	5.125%	11/1/40	125	120
	Kentucky Utilities Co.	4.375%	10/1/45	100	84
	Kentucky Utilities Co.	3.300%	6/1/50	200	142
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	72
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	142
	MidAmerican Energy Co.	3.500%	10/15/24	179	174
	MidAmerican Energy Co.	3.100%	5/1/27	150	140
	MidAmerican Energy Co.	3.650%	4/15/29	200	186
	MidAmerican Energy Co.	6.750%	12/30/31	125	139
	MidAmerican Energy Co.	5.750%	11/1/35	125	129
	MidAmerican Energy Co.	4.800%	9/15/43	100	92
	MidAmerican Energy Co.	3.950%	8/1/47	100	81
	MidAmerican Energy Co.	3.650%	8/1/48	125	96
	MidAmerican Energy Co.	4.250%	7/15/49	200	170
	Mississippi Power Co.	4.250%	3/15/42	100	83
	National Fuel Gas Co.	5.500%	1/15/26	50	49
	National Fuel Gas Co.	4.750%	9/1/28	50	47
	National Fuel Gas Co.	2.950%	3/1/31	100	80
	National Grid plc	5.809%	6/12/33	200	204
	National Grid USA	5.803%	4/1/35	50	51
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	89

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	140
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	94
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	93
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	85
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	76
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	187
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	70
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	200	171
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	85
Nevada Power Co.	3.700%	5/1/29	200	186
Nevada Power Co.	2.400%	5/1/30	75	63
Nevada Power Co.	6.750%	7/1/37	75	82
Nevada Power Co.	3.125%	8/1/50	150	100
NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	275	270
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	147
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	236
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	227
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	220
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	257
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	92
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	87
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	416
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	177
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	63
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	197
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	110
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	93
NiSource Inc.	0.950%	8/15/25	223	204
NiSource Inc.	3.490%	5/15/27	250	236
NiSource Inc.	5.250%	3/30/28	200	200
NiSource Inc.	2.950%	9/1/29	200	175
NiSource Inc.	3.600%	5/1/30	200	180
NiSource Inc.	1.700%	2/15/31	300	235
NiSource Inc.	5.950%	6/15/41	77	79
NiSource Inc.	4.800%	2/15/44	125	114
NiSource Inc.	5.650%	2/1/45	100	100
NiSource Inc.	4.375%	5/15/47	250	214
NiSource Inc.	3.950%	3/30/48	200	161
NiSource Inc.	5.000%	6/15/52	63	58
Northern States Power Co.	6.250%	6/1/36	75	81
Northern States Power Co.	6.200%	7/1/37	50	54
Northern States Power Co.	5.350%	11/1/39	175	177
Northern States Power Co.	3.400%	8/15/42	105	82
Northern States Power Co.	4.000%	8/15/45	50	41
Northern States Power Co.	2.900%	3/1/50	250	172
Northern States Power Co.	2.600%	6/1/51	100	64
Northern States Power Co.	5.100%	5/15/53	200	197
NSTAR Electric Co.	3.200%	5/15/27	125	117
NSTAR Electric Co.	3.250%	5/15/29	50	46
NSTAR Electric Co.	5.500%	3/15/40	75	76
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	4.950%	9/15/52	74	72
	Oglethorpe Power Corp.	5.950%	11/1/39	50	50
	Oglethorpe Power Corp.	5.375%	11/1/40	175	163
	Oglethorpe Power Corp.	3.750%	8/1/50	250	186
	Ohio Edison Co.	6.875%	7/15/36	100	110
	Ohio Power Co.	4.150%	4/1/48	100	82
	Ohio Power Co.	4.000%	6/1/49	240	194
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	71
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	89
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	81
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	41
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	58
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	72
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	47
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	175
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	58
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	151
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	125
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	69
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	38
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	82
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	40
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	162
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	250	177
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	163
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	64
	ONE Gas Inc.	2.000%	5/15/30	100	83
	ONE Gas Inc.	4.658%	2/1/44	125	113
	ONE Gas Inc.	4.500%	11/1/48	75	65
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	189
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	279
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	705
	Pacific Gas and Electric Co.	3.000%	6/15/28	200	173
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	269
	Pacific Gas and Electric Co.	6.100%	1/15/29	100	98
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	634
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	70
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	196
	Pacific Gas and Electric Co.	6.400%	6/15/33	46	46
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	389
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	388
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	143
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	452
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	319
	Pacific Gas and Electric Co.	6.750%	1/15/53	200	197
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	197
	PacifiCorp	3.500%	6/15/29	100	90
	PacifiCorp	2.700%	9/15/30	50	42
	PacifiCorp	7.700%	11/15/31	250	277
	PacifiCorp	5.250%	6/15/35	56	55
	PacifiCorp	6.100%	8/1/36	100	102
	PacifiCorp	6.250%	10/15/37	125	125
	PacifiCorp	6.350%	7/15/38	75	75
	PacifiCorp	6.000%	1/15/39	116	114
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	100	77
	PacifiCorp	4.150%	2/15/50	200	155
	PacifiCorp	3.300%	3/15/51	100	68
	PacifiCorp	5.350%	12/1/53	200	182
	PacifiCorp	5.500%	5/15/54	200	188
	PECO Energy Co.	4.900%	6/15/33	400	399
	PECO Energy Co.	3.900%	3/1/48	75	62
	PECO Energy Co.	2.800%	6/15/50	200	132
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	77
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	71
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	287
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	93
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	132	125

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	47	45
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	95
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	73
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	74
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	224
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	200
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	94
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	76
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	100
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	75
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	44
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	137
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	182
	Potomac Electric Power Co.	6.500%	11/15/37	250	278
	Potomac Electric Power Co.	4.150%	3/15/43	150	130
	PPL Capital Funding Inc.	3.100%	5/15/26	100	94
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	201
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	110
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	42
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	132
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	63
	PPL Electric Utilities Corp.	5.250%	5/15/53	200	204
	Progress Energy Inc.	7.000%	10/30/31	119	130
	Progress Energy Inc.	6.000%	12/1/39	125	126
	Public Service Co. of Colorado	3.700%	6/15/28	75	71
	Public Service Co. of Colorado	1.900%	1/15/31	100	81
	Public Service Co. of Colorado	1.875%	6/15/31	200	160
	Public Service Co. of Colorado	3.600%	9/15/42	175	138
	Public Service Co. of Colorado	4.100%	6/15/48	75	61
	Public Service Co. of Colorado	2.700%	1/15/51	100	64
	Public Service Co. of Colorado	5.250%	4/1/53	200	192
	Public Service Co. of New Hampshire	3.600%	7/1/49	75	59
	Public Service Co. of New Hampshire	5.150%	1/15/53	54	54
	Public Service Co. of Oklahoma	5.250%	1/15/33	85	85
	Public Service Electric and Gas Co.	3.000%	5/15/25	80	77
	Public Service Electric and Gas Co.	2.250%	9/15/26	250	230
	Public Service Electric and Gas Co.	3.000%	5/15/27	75	70
	Public Service Electric and Gas Co.	3.200%	5/15/29	70	63
	Public Service Electric and Gas Co.	2.450%	1/15/30	50	43
	Public Service Electric and Gas Co.	3.800%	3/1/46	250	202
	Public Service Electric and Gas Co.	3.850%	5/1/49	200	164
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	145
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	295
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	392
	Puget Energy Inc.	3.650%	5/15/25	400	383
	Puget Energy Inc.	4.100%	6/15/30	100	91
	Puget Sound Energy Inc.	6.274%	3/15/37	125	133
	Puget Sound Energy Inc.	5.757%	10/1/39	125	127
	Puget Sound Energy Inc.	4.300%	5/20/45	100	84
	Puget Sound Energy Inc.	4.223%	6/15/48	125	106
	Puget Sound Energy Inc.	3.250%	9/15/49	90	64
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	233
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	401
	San Diego Gas & Electric Co.	3.000%	3/15/32	100	86
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	92
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	59
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	63
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	72
	San Diego Gas & Electric Co.	3.700%	3/15/52	100	77
	San Diego Gas & Electric Co.	5.350%	4/1/53	200	199
	SCE Recovery Funding LLC	4.697%	6/15/42	75	73
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
SCE Recovery Funding LLC	2.943%	11/15/44	50	40
SCE Recovery Funding LLC	3.240%	11/15/48	50	37
SCE Recovery Funding LLC	5.112%	12/14/49	50	49
Sempra Energy	3.300%	4/1/25	200	192
Sempra Energy	3.250%	6/15/27	150	139
Sempra Energy	3.400%	2/1/28	200	184
Sempra Energy	3.800%	2/1/38	200	166
Sempra Energy	6.000%	10/15/39	150	153
Sempra Energy	4.000%	2/1/48	175	136
Sempra Energy	4.125%	4/1/52	200	162
Sierra Pacific Power Co.	2.600%	5/1/26	100	93
Southern California Edison Co.	3.700%	8/1/25	150	144
Southern California Edison Co.	3.650%	3/1/28	100	93
Southern California Edison Co.	5.300%	3/1/28	200	200
Southern California Edison Co.	4.200%	3/1/29	75	71
Southern California Edison Co.	6.650%	4/1/29	75	78
Southern California Edison Co.	2.850%	8/1/29	275	241
Southern California Edison Co.	2.250%	6/1/30	300	251
Southern California Edison Co.	2.500%	6/1/31	200	166
Southern California Edison Co.	2.750%	2/1/32	130	109
Southern California Edison Co.	5.750%	4/1/35	75	76
Southern California Edison Co.	5.350%	7/15/35	200	196
Southern California Edison Co.	5.625%	2/1/36	125	124
Southern California Edison Co.	5.500%	3/15/40	100	98
Southern California Edison Co.	4.500%	9/1/40	275	240
Southern California Edison Co.	4.050%	3/15/42	208	168
Southern California Edison Co.	3.900%	3/15/43	100	79
Southern California Edison Co.	4.000%	4/1/47	335	267
Southern California Edison Co.	4.125%	3/1/48	350	285
Southern California Edison Co.	4.875%	3/1/49	100	90
Southern California Edison Co.	3.650%	6/1/51	200	149
Southern California Edison Co.	3.450%	2/1/52	200	143
Southern California Gas Co.	2.600%	6/15/26	405	378
Southern California Gas Co.	2.950%	4/15/27	200	187
Southern California Gas Co.	2.550%	2/1/30	150	129
Southern California Gas Co.	3.750%	9/15/42	75	59
Southern California Gas Co.	4.125%	6/1/48	75	60
Southern California Gas Co.	3.950%	2/15/50	70	55
Southern California Gas Co.	5.750%	6/1/53	100	101
Southern Co.	4.475%	8/1/24	200	196
Southern Co.	3.250%	7/1/26	350	330
Southern Co.	5.113%	8/1/27	200	198
Southern Co.	1.750%	3/15/28	300	256
Southern Co.	4.850%	6/15/28	200	196
Southern Co.	5.700%	10/15/32	90	93
Southern Co.	5.200%	6/15/33	200	199
Southern Co.	4.250%	7/1/36	200	178
Southern Co.	4.400%	7/1/46	360	309
Southern Co.	4.000%	1/15/51	300	278
Southern Co.	3.750%	9/15/51	200	170
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	71
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	70
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	89
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	75
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	41
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	77
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	83
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	94
Southern Power Co.	5.250%	7/15/43	50	46
Southern Power Co.	4.950%	12/15/46	75	66
Southwest Gas Corp.	3.700%	4/1/28	50	46
Southwest Gas Corp.	4.050%	3/15/32	200	180
Southwest Gas Corp.	3.800%	9/29/46	75	55
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	410
Southwestern Electric Power Co.	4.100%	9/15/28	100	95
Southwestern Electric Power Co.	6.200%	3/15/40	75	77
Southwestern Electric Power Co.	3.900%	4/1/45	100	76
Southwestern Electric Power Co.	3.850%	2/1/48	325	244
Southwestern Electric Power Co.	3.250%	11/1/51	200	134

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southwestern Public Service Co.	4.500%	8/15/41	100	87
Southwestern Public Service Co.	3.400%	8/15/46	275	199
Southwestern Public Service Co.	3.700%	8/15/47	75	57
Southwestern Public Service Co.	4.400%	11/15/48	275	235
Southwestern Public Service Co.	3.750%	6/15/49	75	58
Southwestern Public Service Co.	3.150%	5/1/50	100	70
Tampa Electric Co.	4.100%	6/15/42	50	42
Tampa Electric Co.	4.350%	5/15/44	50	42
Tampa Electric Co.	4.300%	6/15/48	75	63
Tampa Electric Co.	4.450%	6/15/49	125	106
Tampa Electric Co.	3.625%	6/15/50	50	37
Tampa Electric Co.	5.000%	7/15/52	100	93
Toledo Edison Co.	6.150%	5/15/37	75	78
Tucson Electric Power Co.	3.050%	3/15/25	50	48
Tucson Electric Power Co.	5.500%	4/15/53	66	66
Union Electric Co.	2.950%	6/15/27	72	67
Union Electric Co.	2.950%	3/15/30	350	311
Union Electric Co.	2.150%	3/15/32	200	160
Union Electric Co.	8.450%	3/15/39	150	197
Union Electric Co.	3.650%	4/15/45	125	97
Union Electric Co.	4.000%	4/1/48	275	225
Union Electric Co.	3.250%	10/1/49	100	71
Union Electric Co.	3.900%	4/1/52	100	81
Virginia Electric and Power Co.	2.950%	11/15/26	276	256
Virginia Electric and Power Co.	3.500%	3/15/27	250	237
Virginia Electric and Power Co.	3.800%	4/1/28	150	142
Virginia Electric and Power Co.	2.875%	7/15/29	275	245
Virginia Electric and Power Co.	2.300%	11/15/31	200	163
Virginia Electric and Power Co.	2.400%	3/30/32	200	164
Virginia Electric and Power Co.	5.000%	4/1/33	200	198
Virginia Electric and Power Co.	6.000%	1/15/36	125	130
Virginia Electric and Power Co.	6.000%	5/15/37	150	156
Virginia Electric and Power Co.	6.350%	11/30/37	50	53
Virginia Electric and Power Co.	4.000%	1/15/43	90	74
Virginia Electric and Power Co.	4.450%	2/15/44	475	408
Virginia Electric and Power Co.	4.200%	5/15/45	75	62
Virginia Electric and Power Co.	4.000%	11/15/46	100	80
Virginia Electric and Power Co.	3.800%	9/15/47	100	78
Virginia Electric and Power Co.	4.600%	12/1/48	175	156
Virginia Electric and Power Co.	3.300%	12/1/49	98	70
Virginia Electric and Power Co.	2.950%	11/15/51	200	134
Virginia Electric and Power Co.	5.450%	4/1/53	200	201
Washington Gas Light Co.	3.796%	9/15/46	100	77
Washington Gas Light Co.	3.650%	9/15/49	30	22
WEC Energy Group Inc.	3.550%	6/15/25	48	46
WEC Energy Group Inc.	1.375%	10/15/27	500	427
WEC Energy Group Inc.	4.750%	1/15/28	250	245
WEC Energy Group Inc.	2.200%	12/15/28	200	172
Wisconsin Electric Power Co.	2.050%	12/15/24	100	95
Wisconsin Electric Power Co.	4.750%	9/30/32	90	88
Wisconsin Electric Power Co.	4.300%	10/15/48	100	86
Wisconsin Power and Light Co.	6.375%	8/15/37	100	107
Wisconsin Power and Light Co.	3.650%	4/1/50	50	38
Xcel Energy Inc.	3.300%	6/1/25	325	311
Xcel Energy Inc.	3.350%	12/1/26	75	70
Xcel Energy Inc.	1.750%	3/15/27	200	177
Xcel Energy Inc.	4.000%	6/15/28	75	72
Xcel Energy Inc.	2.600%	12/1/29	200	171
Xcel Energy Inc.	3.400%	6/1/30	250	223
Xcel Energy Inc.	4.600%	6/1/32	200	189
Xcel Energy Inc.	3.500%	12/1/49	100	73
				96,662
Total Corporate Bonds (Cost $1,246,516)				1,105,941
Sovereign Bonds (3.5%)
African Development Bank	0.875%	3/23/26	600	542
African Development Bank	0.875%	7/22/26	400	357
African Development Bank	4.375%	11/3/27	500	501
African Development Bank	4.375%	3/14/28	375	376
Asian Development Bank	4.125%	9/27/24	325	320
Asian Development Bank	0.625%	10/8/24	700	660
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asian Development Bank	1.500%	10/18/24	500	476
Asian Development Bank	2.000%	1/22/25	300	286
Asian Development Bank	0.625%	4/29/25	700	647
Asian Development Bank	2.875%	5/6/25	405	390
Asian Development Bank	4.625%	6/13/25	250	248
Asian Development Bank	0.375%	9/3/25	1,000	909
Asian Development Bank	4.250%	1/9/26	800	792
Asian Development Bank	0.500%	2/4/26	850	765
Asian Development Bank	2.000%	4/24/26	100	93
Asian Development Bank	2.625%	1/12/27	200	188
Asian Development Bank	1.500%	1/20/27	1,125	1,016
Asian Development Bank	2.375%	8/10/27	275	255
Asian Development Bank	6.220%	8/15/27	100	106
Asian Development Bank	3.125%	8/20/27	725	693
Asian Development Bank	2.500%	11/2/27	673	625
Asian Development Bank	3.750%	4/25/28	525	513
Asian Development Bank	1.250%	6/9/28	210	182
Asian Development Bank	5.820%	6/16/28	148	157
Asian Development Bank	3.125%	9/26/28	130	123
Asian Development Bank	1.750%	9/19/29	200	174
Asian Development Bank	1.875%	1/24/30	200	174
Asian Development Bank	0.750%	10/8/30	500	395
Asian Development Bank	1.500%	3/4/31	500	416
Asian Development Bank	3.125%	4/27/32	400	374
Asian Development Bank	3.875%	9/28/32	225	223
Asian Development Bank	4.000%	1/12/33	380	380
Asian Development Bank	3.875%	6/14/33	425	420
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	366
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	193
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	537
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	441
Canada	1.625%	1/22/25	550	521
Canada	2.875%	4/28/25	520	501
Canada	0.750%	5/19/26	800	718
Canada	3.750%	4/26/28	525	514
Corp. Andina de Fomento	1.250%	10/26/24	300	282
Corp. Andina de Fomento	5.250%	11/21/25	620	617
Corp. Andina de Fomento	4.750%	4/1/26	130	128
Corp. Andina de Fomento	2.250%	2/8/27	210	189
Council of Europe Development Bank	1.375%	2/27/25	200	188
Council of Europe Development Bank	3.000%	6/16/25	120	115
Council of Europe Development Bank	3.750%	5/25/26	250	244
Council of Europe Development Bank	0.875%	9/22/26	200	178
Council of Europe Development Bank	3.625%	1/26/28	280	272
European Bank for Reconstruction & Development	1.625%	9/27/24	270	258
European Bank for Reconstruction & Development	1.500%	2/13/25	100	94
European Bank for Reconstruction & Development	0.500%	5/19/25	100	92
European Bank for Reconstruction & Development	0.500%	11/25/25	500	452
European Bank for Reconstruction & Development	0.500%	1/28/26	500	450
European Bank for Reconstruction & Development	4.375%	3/9/28	400	402
European Investment Bank	2.500%	10/15/24	276	266
European Investment Bank	1.625%	3/14/25	100	94
European Investment Bank	0.625%	7/25/25	1,600	1,469
European Investment Bank	2.750%	8/15/25	800	766
European Investment Bank	0.375%	12/15/25	2,000	1,802
European Investment Bank	0.375%	3/26/26	1,000	892
European Investment Bank	0.750%	10/26/26	450	398
European Investment Bank	1.375%	3/15/27	600	538

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	2.375%	5/24/27	225	209
	European Investment Bank	0.625%	10/21/27	500	429
	European Investment Bank	3.250%	11/15/27	500	480
	European Investment Bank	3.875%	3/15/28	1,100	1,083
	European Investment Bank	1.625%	10/9/29	125	108
	European Investment Bank	0.875%	5/17/30	200	162
	European Investment Bank	3.625%	7/15/30	800	777
	European Investment Bank	0.750%	9/23/30	500	399
	European Investment Bank	3.750%	2/14/33	425	419
	European Investment Bank	4.875%	2/15/36	325	349
[6]	Export Development Canada	3.375%	8/26/25	550	534
	Export Development Canada	4.375%	6/29/26	550	546
	Export Development Canada	3.000%	5/25/27	450	427
	Export Development Canada	3.875%	2/14/28	400	393
	Export-Import Bank of Korea	4.000%	9/15/24	750	736
	Export-Import Bank of Korea	2.625%	5/26/26	200	185
	Export-Import Bank of Korea	1.625%	1/18/27	200	179
	Export-Import Bank of Korea	4.250%	9/15/27	200	195
	Export-Import Bank of Korea	1.250%	9/21/30	500	397
	Export-Import Bank of Korea	2.125%	1/18/32	200	165
	Export-Import Bank of Korea	5.125%	1/11/33	200	207
	Export-Import Bank of Korea	2.500%	6/29/41	350	259
	Hydro-Quebec	8.050%	7/7/24	325	332
	Inter-American Development Bank	3.250%	7/1/24	600	587
	Inter-American Development Bank	0.500%	9/23/24	600	566
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,051
	Inter-American Development Bank	1.750%	3/14/25	200	189
	Inter-American Development Bank	0.875%	4/3/25	500	465
	Inter-American Development Bank	7.000%	6/15/25	134	138
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,194
	Inter-American Development Bank	0.875%	4/20/26	500	451
	Inter-American Development Bank	4.500%	5/15/26	475	473
	Inter-American Development Bank	2.000%	6/2/26	750	697
	Inter-American Development Bank	2.000%	7/23/26	100	93
	Inter-American Development Bank	2.375%	7/7/27	450	418
	Inter-American Development Bank	0.625%	9/16/27	800	688
	Inter-American Development Bank	4.000%	1/12/28	920	910
	Inter-American Development Bank	1.125%	7/20/28	300	257
	Inter-American Development Bank	3.125%	9/18/28	875	827
	Inter-American Development Bank	1.125%	1/13/31	350	283
	Inter-American Development Bank	3.500%	4/12/33	400	384
	Inter-American Development Bank	3.875%	10/28/41	200	188
	Inter-American Development Bank	3.200%	8/7/42	100	85
	Inter-American Investment Corp.	4.125%	2/15/28	250	246
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	665
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	722
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	190
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,387
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,369
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,097
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,816
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	453
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	470
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	325
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	773
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	845
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,282
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	753
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	174
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	640
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	323
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	634
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	531
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,255
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	179
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	262
	International Finance Corp.	1.375%	10/16/24	200	190
	International Finance Corp.	0.375%	7/16/25	400	366
	International Finance Corp.	2.125%	4/7/26	600	561
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	110
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	300
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	100
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	191
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	313
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	366
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	419
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	462
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	187
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	246
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	184
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	187
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	740
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	281
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	331
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	367
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	396
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	278
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	188
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	146
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	163
[9]	KFW	1.375%	8/5/24	900	861
[9]	KFW	0.500%	9/20/24	825	778
[9]	KFW	1.250%	1/31/25	1,725	1,623
[9]	KFW	2.000%	5/2/25	150	142
[9]	KFW	0.375%	7/18/25	1,500	1,370
[9]	KFW	0.625%	1/22/26	1,000	903
[9]	KFW	3.625%	4/1/26	575	560
[9]	KFW	1.000%	10/1/26	1,000	895
[9]	KFW	3.000%	5/20/27	560	531
[9]	KFW	3.750%	2/15/28	800	783
[9]	KFW	2.875%	4/3/28	500	470
[9]	KFW	3.875%	6/15/28	750	739
[9]	KFW	1.750%	9/14/29	175	153
[9]	KFW	0.000%	4/18/36	400	238
[9]	KFW	0.000%	6/29/37	200	113

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	191
	Korea Development Bank	2.125%	10/1/24	200	192
	Korea Development Bank	0.750%	1/25/25	200	186
	Korea Development Bank	1.375%	4/25/27	200	176
	Korea Development Bank	4.375%	2/15/28	450	441
	Korea Development Bank	1.625%	1/19/31	400	323
	Korea Development Bank	4.375%	2/15/33	450	438
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	810
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	367
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	451
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	253
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	232
	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	271
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	399
	Nordic Investment Bank	0.375%	9/11/25	600	545
	Nordic Investment Bank	0.500%	1/21/26	200	180
	Nordic Investment Bank	4.375%	3/14/28	450	452
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	94
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	454
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	138
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	449
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	389
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	249
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	461
	Oriental Republic of Uruguay	5.750%	10/28/34	214	231
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	240
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	182
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	694
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	361
	Province of Alberta	1.875%	11/13/24	450	429
	Province of Alberta	1.000%	5/20/25	485	449
	Province of Alberta	3.300%	3/15/28	250	237
	Province of Alberta	1.300%	7/22/30	500	406
	Province of British Columbia	1.750%	9/27/24	225	215
	Province of British Columbia	2.250%	6/2/26	300	280
	Province of British Columbia	0.900%	7/20/26	300	268
	Province of British Columbia	4.200%	7/6/33	250	249
	Province of Manitoba	2.125%	6/22/26	90	83
	Province of Manitoba	1.500%	10/25/28	350	302
	Province of New Brunswick	3.625%	2/24/28	105	101
	Province of Ontario	2.500%	4/27/26	250	235
	Province of Ontario	2.300%	6/15/26	900	840
	Province of Ontario	3.100%	5/19/27	600	567
	Province of Ontario	2.000%	10/2/29	585	511
	Province of Ontario	1.125%	10/7/30	500	401
	Province of Ontario	1.600%	2/25/31	600	494
	Province of Ontario	1.800%	10/14/31	200	166
	Province of Quebec	1.500%	2/11/25	441	416
	Province of Quebec	0.600%	7/23/25	500	458
	Province of Quebec	2.500%	4/20/26	200	188
	Province of Quebec	2.750%	4/12/27	850	794
	Province of Quebec	3.625%	4/13/28	250	241
	Province of Quebec	7.500%	9/15/29	475	553
	Province of Quebec	1.350%	5/28/30	400	330
	Province of Quebec	1.900%	4/21/31	1,200	1,012
	Republic of Chile	3.125%	1/21/26	485	465
	Republic of Chile	2.750%	1/31/27	250	232
	Republic of Chile	3.240%	2/6/28	460	432
	Republic of Chile	2.450%	1/31/31	200	173
	Republic of Chile	2.550%	1/27/32	200	171
	Republic of Chile	2.550%	7/27/33	400	327
	Republic of Chile	3.500%	1/31/34	600	529
	Republic of Chile	4.949%	1/5/36	200	198
	Republic of Chile	3.100%	5/7/41	300	226
	Republic of Chile	4.340%	3/7/42	400	356
	Republic of Chile	3.500%	1/25/50	275	207
	Republic of Chile	4.000%	1/31/52	200	163
	Republic of Chile	5.330%	1/5/54	200	199
	Republic of Chile	3.100%	1/22/61	500	327
	Republic of Chile	3.250%	9/21/71	200	130
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Hungary	7.625%	3/29/41	240	271
	Republic of Indonesia	4.100%	4/24/28	200	193
	Republic of Indonesia	4.750%	2/11/29	425	423
	Republic of Indonesia	3.400%	9/18/29	200	185
	Republic of Indonesia	2.850%	2/14/30	200	178
	Republic of Indonesia	3.850%	10/15/30	200	188
	Republic of Indonesia	4.350%	1/11/48	725	643
	Republic of Indonesia	3.700%	10/30/49	200	160
	Republic of Indonesia	4.200%	10/15/50	430	367
	Republic of Indonesia	3.050%	3/12/51	400	293
	Republic of Indonesia	4.300%	3/31/52	200	173
	Republic of Indonesia	5.450%	9/20/52	200	204
	Republic of Indonesia	5.650%	1/11/53	200	210
	Republic of Indonesia	3.200%	9/23/61	200	136
	Republic of Indonesia	4.450%	4/15/70	200	170
	Republic of Italy	2.375%	10/17/24	475	454
	Republic of Italy	1.250%	2/17/26	500	447
	Republic of Italy	2.875%	10/17/29	400	349
	Republic of Italy	5.375%	6/15/33	475	473
	Republic of Italy	4.000%	10/17/49	500	376
	Republic of Italy	3.875%	5/6/51	400	290
	Republic of Korea	5.625%	11/3/25	100	100
	Republic of Korea	2.750%	1/19/27	1,000	943
	Republic of Korea	2.500%	6/19/29	200	180
	Republic of Korea	1.750%	10/15/31	200	167
	Republic of Korea	3.875%	9/20/48	125	112
	Republic of Panama	3.750%	3/16/25	207	200
	Republic of Panama	7.125%	1/29/26	168	175
	Republic of Panama	8.875%	9/30/27	238	273
	Republic of Panama	3.875%	3/17/28	460	435
	Republic of Panama	9.375%	4/1/29	200	241
	Republic of Panama	3.160%	1/23/30	200	175
	Republic of Panama	2.252%	9/29/32	500	382
	Republic of Panama	6.400%	2/14/35	400	418
[2]	Republic of Panama	6.700%	1/26/36	292	312
[2]	Republic of Panama	4.500%	4/16/50	560	434
[2]	Republic of Panama	4.300%	4/29/53	400	298
	Republic of Panama	4.500%	4/1/56	500	375
[2]	Republic of Panama	3.870%	7/23/60	750	496
	Republic of Panama	4.500%	1/19/63	200	146
	Republic of Peru	7.350%	7/21/25	225	233
	Republic of Peru	2.392%	1/23/26	200	186
	Republic of Peru	2.783%	1/23/31	900	771
	Republic of Peru	1.862%	12/1/32	350	270
	Republic of Peru	8.750%	11/21/33	505	639
	Republic of Peru	3.000%	1/15/34	550	456
[2]	Republic of Peru	6.550%	3/14/37	325	364
	Republic of Peru	3.300%	3/11/41	200	154
	Republic of Peru	5.625%	11/18/50	200	205
	Republic of Peru	3.600%	1/15/72	175	119
	Republic of Peru	3.230%	7/28/21	525	317
	Republic of Philippines	9.500%	10/21/24	350	372
	Republic of Philippines	10.625%	3/16/25	100	110
	Republic of Philippines	5.500%	3/30/26	225	229
	Republic of Philippines	5.170%	10/13/27	300	305
	Republic of Philippines	3.000%	2/1/28	400	371
	Republic of Philippines	3.750%	1/14/29	400	382
	Republic of Philippines	9.500%	2/2/30	300	378
	Republic of Philippines	2.457%	5/5/30	200	173
	Republic of Philippines	7.750%	1/14/31	400	473
	Republic of Philippines	1.648%	6/10/31	200	159
	Republic of Philippines	1.950%	1/6/32	200	160
	Republic of Philippines	6.375%	1/15/32	200	223
	Republic of Philippines	5.609%	4/13/33	300	318
	Republic of Philippines	5.000%	7/17/33	200	203
	Republic of Philippines	6.375%	10/23/34	550	614
	Republic of Philippines	3.950%	1/20/40	400	347
	Republic of Philippines	3.700%	3/1/41	400	332
	Republic of Philippines	3.700%	2/2/42	350	290
	Republic of Philippines	2.950%	5/5/45	200	144
	Republic of Philippines	2.650%	12/10/45	200	135

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Republic of Philippines	3.200%	7/6/46	500	371
Republic of Philippines	5.950%	10/13/47	200	219
Republic of Poland	3.250%	4/6/26	500	482
Republic of Poland	5.500%	11/16/27	225	231
Republic of Poland	5.750%	11/16/32	200	210
Republic of Poland	4.875%	10/4/33	400	393
Republic of Poland	5.500%	4/4/53	440	444
State of Israel	2.875%	3/16/26	200	190
State of Israel	3.250%	1/17/28	300	280
State of Israel	2.500%	1/15/30	200	175
State of Israel	2.750%	7/3/30	600	530
State of Israel	4.500%	1/17/33	450	442
State of Israel	4.500%	1/30/43	200	184
State of Israel	4.125%	1/17/48	250	214
State of Israel	3.375%	1/15/50	200	151
State of Israel	3.875%	7/3/50	400	329
State of Israel	4.500%	4/3/20	200	162
Svensk Exportkredit AB	0.375%	7/30/24	500	473
Svensk Exportkredit AB	0.625%	10/7/24	200	188
Svensk Exportkredit AB	0.625%	5/14/25	500	460
Svensk Exportkredit AB	4.000%	7/15/25	225	221
Svensk Exportkredit AB	0.500%	8/26/25	800	728
Svensk Exportkredit AB	4.625%	11/28/25	247	245
Svensk Exportkredit AB	4.375%	2/13/26	250	247
Svensk Exportkredit AB	2.250%	3/22/27	200	184
Svensk Exportkredit AB	4.125%	6/14/28	250	247
United Mexican States	3.900%	4/27/25	400	394
United Mexican States	4.125%	1/21/26	445	437
United Mexican States	4.150%	3/28/27	800	784
United Mexican States	3.750%	1/11/28	675	642
United Mexican States	4.500%	4/22/29	650	631
United Mexican States	3.250%	4/16/30	385	343
United Mexican States	2.659%	5/24/31	600	499
United Mexican States	8.300%	8/15/31	220	260
United Mexican States	4.750%	4/27/32	300	287
United Mexican States	7.500%	4/8/33	100	114
United Mexican States	6.350%	2/9/35	300	316
United Mexican States	6.050%	1/11/40	883	897
United Mexican States	4.280%	8/14/41	665	550
United Mexican States	4.750%	3/8/44	765	657
United Mexican States	5.550%	1/21/45	200	191
United Mexican States	4.600%	1/23/46	600	500
United Mexican States	4.350%	1/15/47	360	289
United Mexican States	4.600%	2/10/48	255	210
United Mexican States	4.500%	1/31/50	200	163
United Mexican States	5.000%	4/27/51	600	521
United Mexican States	4.400%	2/12/52	300	237
United Mexican States	6.338%	5/4/53	600	613
United Mexican States	3.771%	5/24/61	800	545
United Mexican States	5.750%	10/12/10	342	306
Total Sovereign Bonds (Cost $158,241)				144,510
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	40	39
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	162
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	62
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	237
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	118
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	296
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	128
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	128
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	71
	California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
	California GO	3.375%	4/1/25	100	97
	California GO	2.650%	4/1/26	75	71
	California GO	1.700%	2/1/28	100	88
	California GO	3.500%	4/1/28	150	142
	California GO	2.500%	10/1/29	70	62
	California GO	6.000%	3/1/33	100	110
	California GO	4.500%	4/1/33	190	187
	California GO	7.500%	4/1/34	350	426
	California GO	5.125%	3/1/38	100	100
	California GO	4.600%	4/1/38	300	288
	California GO	7.550%	4/1/39	630	794
	California GO	7.300%	10/1/39	75	91
	California GO	7.350%	11/1/39	375	456
	California GO	7.625%	3/1/40	205	258
	California GO	7.600%	11/1/40	200	255
	California GO	5.200%	3/1/43	100	99
	California State University College & University Revenue	3.899%	11/1/47	50	44
	California State University College & University Revenue	2.975%	11/1/51	140	101
	Central Puget Sound Regional Transit Authority Sales & Sales Tax Revenue Bonds	5.491%	11/1/39	50	52
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	70
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	38
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	120	136
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	122
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	90
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	90
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	158
	Commonwealth of Massachusetts GO	2.514%	7/1/41	50	37
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	168
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	71
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	250	243
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	53
	Connecticut GO	5.090%	10/1/30	175	173
	Connecticut GO	5.850%	3/15/32	200	213
	Cook County IL GO	6.229%	11/15/34	50	54
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	114
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	51
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	85
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	167

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	58
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	93
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	52
District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	139
East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	93
Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	221
Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	116
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	236	269
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	143	164
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	75
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	78
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	160	147
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	149
Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	290
Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	81
Houston TX GO	6.290%	3/1/32	100	105
Illinois GO	5.100%	6/1/33	1,405	1,381
Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	54
Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	57
JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	147
JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	98
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	60
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	206
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	133
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	226
Los Angeles Community College District GO	1.606%	8/1/28	100	87
Los Angeles Community College District GO	1.806%	8/1/30	150	125
Los Angeles Community College District GO	2.106%	8/1/32	100	82
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	81
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	63
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	121
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	124
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Gasoline & Fuels Sales Tax Revenue	2.952%	5/1/41	50	39
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	134	130
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	100	100
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	97
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	101
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	142
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	200	204
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	103
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	53
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	108
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	41
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	75
Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	78
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	57
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	49
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	109
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	107
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	112
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	61
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	162
Michigan State University College & University Revenue	4.496%	8/15/48	50	45
Michigan State University College & University Revenue	4.165%	8/15/22	100	79
Mississippi GO	5.245%	11/1/34	50	51
Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	76
Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	81

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	242
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	54
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	65
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	125
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	487
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.750%	6/15/41	50	52
	New York City Municipal Water Finance Authority Revenue Water Revenue	5.440%	6/15/43	100	107
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	57
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	57
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	145	152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	79
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	104
	New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	497
	New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	159
	New York NY GO	5.517%	10/1/37	50	52
	New York NY GO	6.271%	12/1/37	100	111
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	211
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	41
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	104
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	39
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	157
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	72
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	42
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	93
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	157
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	38
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	186
	Ohio State University College & University Revenue	4.910%	6/1/40	100	99
	Ohio State University College & University Revenue	4.800%	6/1/11	100	92
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	55
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	165
	Oregon GO	5.892%	6/1/27	75	76
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	50
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	111
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	38
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	72
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	79
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	57
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	41
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	80
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	244
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	150
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	106
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	251
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	69
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	74
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	114
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	45
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	53
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	63
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	40
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	93
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	148

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	136
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	136
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	113
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	123
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	89
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	185	193
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	112
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	300
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	208
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50
	Texas GO	5.517%	4/1/39	180	193
	Texas GO	4.681%	4/1/40	50	50
	Texas GO	3.211%	4/1/44	225	183
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	250	251
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	309
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	142
	Texas Transportation Commission GO	2.562%	4/1/42	100	76
	Texas Transportation Commission GO	2.472%	10/1/44	125	89
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	177
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	95
[13]	Tucson AZ COP	2.856%	7/1/47	50	37
	University of California College & University Revenue	0.883%	5/15/25	100	93
	University of California College & University Revenue	3.063%	7/1/25	100	96
	University of California College & University Revenue	1.316%	5/15/27	100	89
	University of California College & University Revenue	1.614%	5/15/30	125	103
	University of California College & University Revenue	5.946%	5/15/45	175	191
	University of California College & University Revenue	3.071%	5/15/51	100	71
	University of California College & University Revenue	4.858%	5/15/12	225	200
	University of California College & University Revenue	4.767%	5/15/15	100	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	408
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	58
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	91
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	93
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	40
	University of Michigan College & University Revenue	2.437%	4/1/40	100	75
	University of Michigan College & University Revenue	2.562%	4/1/50	100	67
	University of Michigan College & University Revenue	4.454%	4/1/22	225	195
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	50
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	69
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	101
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	40
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	33
	University of Virginia College & University Revenue	2.256%	9/1/50	335	208
	University of Virginia College & University Revenue	4.179%	9/1/17	50	41
	Utah GO	4.554%	7/1/24	10	10
	Utah GO	3.539%	7/1/25	37	36
	Washington GO	5.140%	8/1/40	150	153
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	36
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	50	50
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	94
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	232
Total Taxable Municipal Bonds (Cost $30,552)					27,964

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[15]	Vanguard Market Liquidity Fund (Cost $31,898)	5.150%	319,013	31,895
Total Investments (100.1%) (Cost $4,604,093)				4,114,279
Other Assets and Liabilities—Net (-0.1%)				(3,763)
Net Assets (100%)				4,110,516
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $9,873,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,572,195)	4,082,384
Affiliated Issuers (Cost $31,898)	31,895
Total Investments in Securities	4,114,279
Investment in Vanguard	145
Cash	612
Receivables for Investment Securities Sold	30,209
Receivables for Accrued Income	26,518
Receivables for Capital Shares Issued	1,682
Total Assets	4,173,445
Liabilities
Payables for Investment Securities Purchased	62,128
Payables for Capital Shares Redeemed	563
Payables to Vanguard	238
Total Liabilities	62,929
Net Assets	4,110,516
At June 30, 2023, net assets consisted of:

Paid-in Capital	4,626,143
Total Distributable Earnings (Loss)	(515,627)
Net Assets	4,110,516

Net Assets
Applicable to 399,473,690 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,110,516
Net Asset Value Per Share	$10.29

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	59,563
Total Income	59,563
Expenses
The Vanguard Group—Note B
Investment Advisory Services	44
Management and Administrative	2,559
Marketing and Distribution	126
Custodian Fees	23
Shareholders’ Reports	75
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	2,840
Expenses Paid Indirectly	(4)
Net Expenses	2,836
Net Investment Income	56,727
Realized Net Gain (Loss)
Investment Securities Sold[1]	(24,429)
Futures Contracts	6
Realized Net Gain (Loss)	(24,423)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	55,849
Net Increase (Decrease) in Net Assets Resulting from Operations	88,153
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $352,000, $2,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,727	98,686
Realized Net Gain (Loss)	(24,423)	(47,018)
Change in Unrealized Appreciation (Depreciation)	55,849	(687,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,153	(635,942)
Distributions
Total Distributions	(99,185)	(120,844)
Capital Share Transactions
Issued	290,018	515,314
Issued in Lieu of Cash Distributions	99,185	120,844
Redeemed	(240,151)	(778,104)
Net Increase (Decrease) from Capital Share Transactions	149,052	(141,946)
Total Increase (Decrease)	138,020	(898,732)
Net Assets
Beginning of Period	3,972,496	4,871,228
End of Period	4,110,516	3,972,496

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.32	$12.22	$12.81	$12.21	$11.54	$11.86
Investment Operations
Net Investment Income[1]	.145	.250	.228	.277	.324	.313
Net Realized and Unrealized Gain (Loss) on Investments	.083	(1.844)	(.454)	.635	.657	(.343)
Total from Investment Operations	.228	(1.594)	(.226)	.912	.981	(.030)
Distributions
Dividends from Net Investment Income	(.258)	(.226)	(.260)	(.312)	(.311)	(.267)
Distributions from Realized Capital Gains	—	(.080)	(.104)	—	—	(.023)
Total Distributions	(.258)	(.306)	(.364)	(.312)	(.311)	(.290)
Net Asset Value, End of Period	$10.29	$10.32	$12.22	$12.81	$12.21	$11.54
Total Return	2.20%	-13.21%	-1.72%	7.58%	8.67%	-0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,111	$3,972	$4,871	$4,867	$4,300	$3,535
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.14%[2]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.30%	1.85%	2.20%	2.72%	2.74%
Portfolio Turnover Rate[3]	21%	42%	69%	94%	80%	89%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 5%, 12%, 33%, 28%, 19%, and 26%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio

Total Bond Market Index Portfolio
trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at June 30, 2023.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management,

Total Bond Market Index Portfolio
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $145,000, representing less than 0.01% of the portfolio’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The portfolio’s custodian bank has agreed to reduce its fees when the portfolio maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the portfolio’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,698,578	—	2,698,578
Asset-Backed/Commercial Mortgage-Backed Securities	—	105,391	—	105,391
Corporate Bonds	—	1,105,941	—	1,105,941
Sovereign Bonds	—	144,510	—	144,510
Taxable Municipal Bonds	—	27,964	—	27,964
Temporary Cash Investments	31,895	—	—	31,895
Total	31,895	4,082,384	—	4,114,279
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,611,704
Gross Unrealized Appreciation	5,528
Gross Unrealized Depreciation	(502,953)
Net Unrealized Appreciation (Depreciation)	(497,425)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the portfolio had available capital losses totaling $46,022,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2023, the portfolio purchased $129,297,000 of investment securities and sold $100,150,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $831,651,000 and $754,308,000, respectively.

Total Bond Market Index Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	27,792	47,186
Issued in Lieu of Cash Distributions	9,620	10,897
Redeemed	(22,987)	(71,707)
Net Increase (Decrease) in Shares Outstanding	14,425	(13,624)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 29% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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Q692TBM 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Total International Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total International Stock Market Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Total International Stock Market Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,094.60	$0.57
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.25	0.55
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolios' annualized expense figure for that period is 0.11%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total International Stock Market Index Portfolio
Underlying Vanguard Funds
As of June 30, 2023
Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0
Vanguard Emerging Markets Stock Index Fund Admiral Shares	17.4
Vanguard European Stock Index Fund Admiral Shares	12.7
Vanguard Pacific Stock Index Fund Admiral Shares	8.5
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.1
Vanguard FTSE Canada All Cap Index ETF	2.3
The table reflects the portfolio's investments, except for short-term investments.
2

Total International Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard Developed Markets Index Fund Admiral Shares	22,704,226	336,704
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	9,945,714	336,165
Vanguard Emerging Markets Stock Index Fund Admiral Shares	6,197,078	209,151
Vanguard European Stock Index Fund Admiral Shares	1,978,448	152,538
Vanguard Pacific Stock Index Fund Admiral Shares	1,190,859	102,605
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	1,356,753	36,958
Vanguard FTSE Canada All Cap Index ETF	918,885	28,328
Total Investment Companies (Cost $1,243,287)		1,202,449
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.150% (Cost $232)	2,319	232
Total Investments (99.9%) (Cost $1,243,519)		1,202,681
Other Assets and Liabilities—Net (0.1%)		953
Net Assets (100%)		1,203,634
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,243,519)	1,202,681
Receivables for Accrued Income	182
Receivables for Capital Shares Issued	1,161
Total Assets	1,204,024
Liabilities
Payables for Investment Securities Purchased	232
Payables for Capital Shares Redeemed	158
Total Liabilities	390
Net Assets	1,203,634
At June 30, 2023, net assets consisted of:

Paid-in Capital	1,228,611
Total Distributable Earnings (Loss)	(24,977)
Net Assets	1,203,634

Net Assets
Applicable to 60,229,827 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,203,634
Net Asset Value Per Share	$19.98
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	14,812
Net Investment Income—Note B	14,812
Realized Net Gain (Loss)
Affiliated Funds Sold	7,267
Foreign Currencies	6
Realized Net Gain (Loss)	7,273
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	82,178
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	82,178
Net Increase (Decrease) in Net Assets Resulting from Operations	104,263
1	Dividends are net of foreign withholding taxes of $102,000.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,812	36,124
Realized Net Gain (Loss)	7,273	12,325
Change in Unrealized Appreciation (Depreciation)	82,178	(241,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	104,263	(193,225)
Distributions
Total Distributions	(47,092)	(72,843)
Capital Share Transactions
Issued	143,317	499,136
Issued in Lieu of Cash Distributions	47,092	72,843
Redeemed	(253,202)	(223,049)
Net Increase (Decrease) from Capital Share Transactions	(62,793)	348,930
Total Increase (Decrease)	(5,622)	82,862
Net Assets
Beginning of Period	1,209,256	1,126,394
End of Period	1,203,634	1,209,256
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.05	$24.23	$22.98	$21.38	$17.94	$21.15
Investment Operations
Net Investment Income[1]	.243	.622	.730	.487	.691	.646
Capital Gain Distributions Received[1]	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.517	(4.351)	1.202	1.645	3.134	(3.716)
Total from Investment Operations	1.760	(3.729)	1.932	2.132	3.825	(3.070)
Distributions
Dividends from Net Investment Income	(.585)	(.709)	(.462)	(.415)	(.383)	(.127)
Distributions from Realized Capital Gains	(.245)	(.742)	(.220)	(.117)	(.002)	(.013)
Total Distributions	(.830)	(1.451)	(.682)	(.532)	(.385)	(.140)
Net Asset Value, End of Period	$19.98	$19.05	$24.23	$22.98	$21.38	$17.94
Total Return	9.46%	-16.01%	8.53%	11.18%	21.55%	-14.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,204	$1,209	$1,126	$899	$402	$200
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.46%	3.16%	3.03%	2.50%	3.50%	3.23%
Portfolio Turnover Rate	8%	15%	12%	22%	15%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Total International Stock Market Index Portfolio
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2023, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,246,782
Gross Unrealized Appreciation	20,579
Gross Unrealized Depreciation	(64,680)
Net Unrealized Appreciation (Depreciation)	(44,101)
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	7,214	24,649
Issued in Lieu of Cash Distributions	2,477	3,425
Redeemed	(12,950)	(11,071)
Net Increase (Decrease) in Shares Outstanding	(3,259)	17,003
9

Total International Stock Market Index Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Developed Markets Index Fund	339,995	23,356	56,817	3,766	26,404	4,218	—	336,704
Vanguard Emerging Markets Stock Index Fund	212,315	25,927	36,492	(1,114)	8,515	1,211	—	209,151
Vanguard European Stock Index Fund	151,357	19,372	33,485	2,398	12,896	3,212	—	152,538
Vanguard FTSE All-World ex-US Index Fund	339,001	20,160	48,172	1,904	23,272	4,312	—	336,165
Vanguard FTSE All-World ex-US Small-Cap Index Fund	37,728	2,871	6,063	73	2,349	315	—	36,958
Vanguard FTSE Canada All Cap Index ETF	26,548	246	—	—	1,534	576	—	28,328
Vanguard Market Liquidity Fund	648	NA1	NA1	—	—	8	—	232
Vanguard Pacific Stock Index Fund	103,382	8,848	17,073	240	7,208	960	—	102,605
Total	1,210,974	100,780	198,102	7,267	82,178	14,812	—	1,202,681
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered portfolio’s performance since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total International Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TISM 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Total Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Stock Market Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Total Stock Market Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,161.70	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying portfolios' annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Stock Market Index Portfolio
Underlying Vanguard Funds
As of June 30, 2023
Vanguard Variable Insurance Funds—Equity Index Portfolio	85.5%
Vanguard Extended Market Index Fund Admiral Shares	14.5
The table reflects the portfolio's investments, except for short-term investments.
2

Total Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	65,095,141	3,671,366
Vanguard Extended Market Index Fund Admiral Shares	5,502,876	621,164
Total Investment Companies (Cost $3,329,349)		4,292,530
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.150% (Cost $1)	8	1
Total Investments (100.1%) (Cost $3,329,350)		4,292,531
Other Assets and Liabilities—Net (-0.1%)		(3,064)
Net Assets (100%)		4,289,467
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,329,350)	4,292,531
Receivables for Investment Securities Sold	102
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	473
Total Assets	4,293,107
Liabilities
Due to Custodian	101
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	3,538
Total Liabilities	3,640
Net Assets	4,289,467
At June 30, 2023, net assets consisted of:

Paid-in Capital	3,110,528
Total Distributable Earnings (Loss)	1,178,939
Net Assets	4,289,467

Net Assets
Applicable to 94,037,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,289,467
Net Asset Value Per Share	$45.61
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	53,736
Net Investment Income—Note B	53,736
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	110,292
Affiliated Funds Sold	53,921
Realized Net Gain (Loss)	164,213
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	380,004
Net Increase (Decrease) in Net Assets Resulting from Operations	597,953
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,736	47,569
Realized Net Gain (Loss)	164,213	231,640
Change in Unrealized Appreciation (Depreciation)	380,004	(1,120,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	597,953	(840,840)
Distributions
Total Distributions	(279,097)	(311,453)
Capital Share Transactions
Issued	312,812	653,617
Issued in Lieu of Cash Distributions	279,097	311,453
Redeemed	(234,808)	(453,339)
Net Increase (Decrease) from Capital Share Transactions	357,101	511,731
Total Increase (Decrease)	675,957	(640,562)
Net Assets
Beginning of Period	3,613,510	4,254,072
End of Period	4,289,467	3,613,510
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.30	$56.94	$48.56	$42.81	$34.26	$38.26
Investment Operations
Net Investment Income[1]	.588	.587	.640	.678	.694	.603
Capital Gain Distributions Received[1]	1.206	1.704	1.599	.684	.789	.494
Net Realized and Unrealized Gain (Loss) on Investments	4.662	(12.797)	9.589	6.354	8.792	(2.964)
Total from Investment Operations	6.456	(10.506)	11.828	7.716	10.275	(1.867)
Distributions
Dividends from Net Investment Income	(.536)	(.650)	(.652)	(.671)	(.618)	(.600)
Distributions from Realized Capital Gains	(2.610)	(3.484)	(2.796)	(1.295)	(1.107)	(1.533)
Total Distributions	(3.146)	(4.134)	(3.448)	(1.966)	(1.725)	(2.133)
Net Asset Value, End of Period	$45.61	$42.30	$56.94	$48.56	$42.81	$34.26
Total Return	16.17%	-19.59%	25.64%	20.55%	30.75%	-5.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,289	$3,614	$4,254	$3,462	$2,757	$2,047
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.28%	1.22%	1.66%	1.79%	1.59%
Portfolio Turnover Rate	3%	6%	7%	13%	4%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard
8

Total Stock Market Index Portfolio
funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the six months ended June 30, 2023, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,329,350
Gross Unrealized Appreciation	1,003,757
Gross Unrealized Depreciation	(40,576)
Net Unrealized Appreciation (Depreciation)	963,181
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	7,145	14,371
Issued in Lieu of Cash Distributions	6,866	6,207
Redeemed	(5,408)	(9,860)
Net Increase (Decrease) in Shares Outstanding	8,603	10,718
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Extended Market Index Fund	551,411	53,339	49,117	18,121	47,410	3,928	—	621,164
Vanguard Market Liquidity Fund	344	NA1	NA1	—	—	10	—	1
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,062,824	320,458	80,310	35,800	332,594	49,798	110,292	3,671,366
Total	3,614,579	373,797	129,427	53,921	380,004	53,736	110,292	4,292,531
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
9

Total Stock Market Index Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2023, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 38% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TSMI 082023

Semiannual Report  |  June 30, 2023
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2023
Equity Index Portfolio	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,168.10	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Index Portfolio
Portfolio Allocation
As of June 30, 2023
Communication Services	8.4%
Consumer Discretionary	10.6
Consumer Staples	6.7
Energy	4.1
Financials	12.4
Health Care	13.4
Industrials	8.6
Information Technology	28.3
Materials	2.5
Real Estate	2.4
Utilities	2.6
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (8.3%)
*	Alphabet Inc. Class A	1,409,239	168,686
*	Meta Platforms Inc. Class A	524,709	150,581
*	Alphabet Inc. Class C	1,212,079	146,625
*	Netflix Inc.	105,431	46,441
	Comcast Corp. Class A	986,585	40,993
*	Walt Disney Co.	433,421	38,696
	Verizon Communications Inc.	997,172	37,085
	AT&T Inc.	1,695,708	27,047
*	T-Mobile US Inc.	136,616	18,976
*	Activision Blizzard Inc.	169,688	14,305
*	Charter Communications Inc. Class A	24,643	9,053
	Electronic Arts Inc.	61,808	8,016
*	Warner Bros Discovery Inc.	525,814	6,594
*	Take-Two Interactive Software Inc.	37,664	5,543
	Omnicom Group Inc.	47,328	4,503
	Interpublic Group of Cos. Inc.	91,573	3,533
*	Live Nation Entertainment Inc.	34,136	3,110
*	Match Group Inc.	66,081	2,765
	Fox Corp. Class A	63,770	2,168
[1]	Paramount Global Class B	120,257	1,913
	News Corp. Class A	90,147	1,758
	Fox Corp. Class B	32,472	1,036
	News Corp. Class B	28,212	556
			739,983
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	2,117,311	276,013
*	Tesla Inc.	639,022	167,277
	Home Depot Inc.	240,196	74,614
	McDonald's Corp.	173,167	51,675
	NIKE Inc. Class B	292,251	32,256
	Lowe's Cos. Inc.	141,447	31,925
	Starbucks Corp.	271,902	26,935
*	Booking Holdings Inc.	8,760	23,655
	TJX Cos. Inc.	273,115	23,157
	Ford Motor Co.	932,205	14,104
*	Chipotle Mexican Grill Inc. Class A	6,547	14,004
*	O'Reilly Automotive Inc.	14,440	13,794
	General Motors Co.	329,695	12,713
	Marriott International Inc. Class A	61,153	11,233
*	AutoZone Inc.	4,364	10,881
	Yum! Brands Inc.	66,421	9,203
	Hilton Worldwide Holdings Inc.	62,750	9,133
	Ross Stores Inc.	81,126	9,097
	DR Horton Inc.	73,620	8,959
	Lennar Corp. Class A	59,290	7,430
*	Aptiv plc	64,146	6,549
	Tractor Supply Co.	25,987	5,746
	eBay Inc.	126,819	5,668
	Genuine Parts Co.	33,373	5,648
*	Ulta Beauty Inc.	11,881	5,591
*	Royal Caribbean Cruises Ltd.	52,162	5,411
	Darden Restaurants Inc.	28,678	4,791
*	NVR Inc.	724	4,598
*	Las Vegas Sands Corp.	78,090	4,529
*	Carnival Corp.	238,580	4,492
	PulteGroup Inc.	52,951	4,113
	Best Buy Co. Inc.	46,153	3,782
		Shares	Market Value• ($000)
	Garmin Ltd.	36,254	3,781
*	Expedia Group Inc.	33,819	3,699
	LKQ Corp.	60,111	3,503
	Pool Corp.	9,278	3,476
*	CarMax Inc.	37,570	3,145
	MGM Resorts International	71,595	3,144
	Domino's Pizza Inc.	8,368	2,820
	BorgWarner Inc.	55,429	2,711
*	Caesars Entertainment Inc.	51,149	2,607
	Wynn Resorts Ltd.	24,497	2,587
*	Etsy Inc.	29,255	2,475
	Tapestry Inc.	55,002	2,354
*	Norwegian Cruise Line Holdings Ltd.	100,849	2,195
	Bath & Body Works Inc.	54,345	2,038
	Hasbro Inc.	30,837	1,997
	Whirlpool Corp.	13,049	1,942
	VF Corp.	77,932	1,488
*	Mohawk Industries Inc.	12,504	1,290
	Ralph Lauren Corp. Class A	9,772	1,205
	Advance Auto Parts Inc.	14,156	995
	Newell Brands Inc.	89,530	779
	Lennar Corp. Class B	1,025	116
			939,323
Consumer Staples (6.6%)
	Procter & Gamble Co.	559,049	84,830
	PepsiCo Inc.	326,794	60,529
	Costco Wholesale Corp.	105,189	56,632
	Coca-Cola Co.	923,209	55,596
	Walmart Inc.	332,686	52,292
	Philip Morris International Inc.	368,166	35,940
	Mondelez International Inc. Class A	323,003	23,560
	Altria Group Inc.	423,424	19,181
	Colgate-Palmolive Co.	196,764	15,159
	Target Corp.	109,470	14,439
	Kimberly-Clark Corp.	80,023	11,048
	Estee Lauder Cos. Inc. Class A	54,997	10,800
	General Mills Inc.	139,324	10,686
*	Monster Beverage Corp.	181,254	10,411
	Archer-Daniels-Midland Co.	129,184	9,761
	Constellation Brands Inc. Class A	38,246	9,414
	Sysco Corp.	120,170	8,917
	Dollar General Corp.	51,968	8,823
	Hershey Co.	34,935	8,723
	Kroger Co.	154,898	7,280
*	Dollar Tree Inc.	49,351	7,082
	Kraft Heinz Co.	189,217	6,717
	Keurig Dr Pepper Inc.	199,803	6,248
	Church & Dwight Co. Inc.	57,929	5,806
	McCormick & Co. Inc. (Non-Voting)	59,547	5,194
	Walgreens Boots Alliance Inc.	170,037	4,844
	Clorox Co.	29,351	4,668
	Kellogg Co.	60,962	4,109
	Lamb Weston Holdings Inc.	34,561	3,973
	Conagra Brands Inc.	113,329	3,821
	J M Smucker Co.	25,246	3,728
	Tyson Foods Inc. Class A	67,889	3,465
	Bunge Ltd.	35,723	3,371
	Molson Coors Beverage Co. Class B	44,449	2,927
	Brown-Forman Corp. Class B	43,308	2,892
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Hormel Foods Corp.	68,751	2,765
	Campbell Soup Co.	47,414	2,167
			587,798
Energy (4.1%)
	Exxon Mobil Corp.	958,973	102,850
	Chevron Corp.	413,347	65,040
	ConocoPhillips	287,018	29,738
	Schlumberger NV	338,073	16,606
	EOG Resources Inc.	138,720	15,875
	Marathon Petroleum Corp.	100,641	11,735
	Pioneer Natural Resources Co.	55,442	11,486
	Phillips 66	108,841	10,381
	Valero Energy Corp.	85,753	10,059
	Occidental Petroleum Corp.	170,418	10,021
	Williams Cos. Inc.	288,906	9,427
	Hess Corp.	65,543	8,911
	Kinder Morgan Inc.	468,262	8,063
	Baker Hughes Co. Class A	240,098	7,589
	Devon Energy Corp.	152,206	7,358
	Halliburton Co.	214,027	7,061
	ONEOK Inc.	106,105	6,549
	Diamondback Energy Inc.	42,954	5,642
	Coterra Energy Inc.	179,671	4,546
	Targa Resources Corp.	53,587	4,078
	EQT Corp.	85,783	3,528
	Marathon Oil Corp.	146,482	3,372
	APA Corp.	73,199	2,501
			362,416
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	422,991	144,240
	JPMorgan Chase & Co.	693,156	100,813
	Visa Inc. Class A	383,838	91,154
	Mastercard Inc. Class A	198,477	78,061
	Bank of America Corp.	1,644,534	47,182
	Wells Fargo & Co.	890,031	37,986
	S&P Global Inc.	77,803	31,190
	Morgan Stanley	309,008	26,389
	Goldman Sachs Group Inc.	78,859	25,435
	American Express Co.	141,045	24,570
	BlackRock Inc.	35,524	24,552
	Marsh & McLennan Cos. Inc.	117,335	22,068
	Citigroup Inc.	461,773	21,260
	Charles Schwab Corp.	352,497	19,980
	Chubb Ltd.	98,254	18,920
*	Fiserv Inc.	146,430	18,472
	Progressive Corp.	138,846	18,379
*	PayPal Holdings Inc.	264,642	17,660
	Aon plc Class A	48,443	16,723
	CME Group Inc.	85,330	15,811
	Intercontinental Exchange Inc.	132,811	15,018
	Moody's Corp.	37,433	13,016
	PNC Financial Services Group Inc.	94,674	11,924
	Arthur J Gallagher & Co.	50,803	11,155
	US Bancorp	330,909	10,933
	Capital One Financial Corp.	90,561	9,905
	American International Group Inc.	171,666	9,878
	Truist Financial Corp.	315,946	9,589
	Travelers Cos. Inc.	54,806	9,518
	Aflac Inc.	130,407	9,102
	MSCI Inc. Class A	18,991	8,912
	MetLife Inc.	152,581	8,625
	Ameriprise Financial Inc.	24,715	8,209
	Fidelity National Information Services Inc.	140,497	7,685
	Prudential Financial Inc.	86,561	7,636
	Bank of New York Mellon Corp.	170,374	7,585
	Discover Financial Services	60,237	7,039
	Allstate Corp.	62,417	6,806
*	Arch Capital Group Ltd.	88,344	6,613
		Shares	Market Value• ($000)
	Global Payments Inc.	62,124	6,120
	T. Rowe Price Group Inc.	53,273	5,968
	Willis Towers Watson plc	25,274	5,952
	State Street Corp.	79,298	5,803
	Hartford Financial Services Group Inc.	73,583	5,299
	M&T Bank Corp.	39,352	4,870
	Raymond James Financial Inc.	45,249	4,695
*	FleetCor Technologies Inc.	17,516	4,398
	Fifth Third Bancorp	161,751	4,239
	Principal Financial Group Inc.	53,550	4,061
	Nasdaq Inc.	80,201	3,998
	Regions Financial Corp.	222,654	3,968
	Brown & Brown Inc.	55,881	3,847
	Huntington Bancshares Inc.	341,719	3,684
	Northern Trust Corp.	49,352	3,659
	FactSet Research Systems Inc.	9,097	3,645
	Cincinnati Financial Corp.	37,331	3,633
	Everest Re Group Ltd.	10,149	3,470
	Cboe Global Markets Inc.	24,989	3,449
	Synchrony Financial	101,672	3,449
	Citizens Financial Group Inc.	114,850	2,995
	Jack Henry & Associates Inc.	17,233	2,884
	W R Berkley Corp.	47,629	2,837
	Loews Corp.	44,850	2,663
	MarketAxess Holdings Inc.	8,911	2,329
	Globe Life Inc.	21,076	2,310
	KeyCorp	221,068	2,043
	Invesco Ltd.	108,876	1,830
	Franklin Resources Inc.	67,476	1,802
	Assurant Inc.	12,548	1,578
	Comerica Inc.	31,278	1,325
	Lincoln National Corp.	36,596	943
	Zions Bancorp NA	35,022	941
			1,094,680
Health Care (13.4%)
	UnitedHealth Group Inc.	220,837	106,143
	Johnson & Johnson	616,401	102,027
	Eli Lilly & Co.	186,885	87,645
	Merck & Co. Inc.	601,870	69,450
	AbbVie Inc.	418,473	56,381
	Pfizer Inc.	1,339,030	49,116
	Thermo Fisher Scientific Inc.	91,486	47,733
	Abbott Laboratories	412,473	44,968
	Danaher Corp.	157,514	37,803
	Bristol-Myers Squibb Co.	498,308	31,867
*	Intuitive Surgical Inc.	83,113	28,420
	Amgen Inc.	126,734	28,137
	Medtronic plc	315,575	27,802
	Elevance Health Inc.	56,230	24,982
	Stryker Corp.	80,135	24,448
	Gilead Sciences Inc.	295,854	22,801
*	Vertex Pharmaceuticals Inc.	61,087	21,497
	CVS Health Corp.	303,997	21,015
	Cigna Group	70,182	19,693
	Zoetis Inc. Class A	109,604	18,875
*	Boston Scientific Corp.	341,028	18,446
*	Regeneron Pharmaceuticals Inc.	25,590	18,387
	Becton Dickinson & Co.	67,368	17,786
	HCA Healthcare Inc.	48,937	14,851
	McKesson Corp.	32,167	13,745
*	Edwards Lifesciences Corp.	143,794	13,564
	Humana Inc.	29,638	13,252
*	Dexcom Inc.	91,947	11,816
*	IQVIA Holdings Inc.	44,045	9,900
*	IDEXX Laboratories Inc.	19,689	9,888
*	Biogen Inc.	34,328	9,778
*	Moderna Inc.	77,760	9,448
*	Centene Corp.	130,143	8,778
	Agilent Technologies Inc.	70,187	8,440

4

Equity Index Portfolio
		Shares	Market Value• ($000)
	ResMed Inc.	34,864	7,618
	GE HealthCare Technologies Inc.	92,743	7,534
	AmerisourceBergen Corp.	38,426	7,394
	Zimmer Biomet Holdings Inc.	49,475	7,204
*	Illumina Inc.	37,497	7,030
*	Mettler-Toledo International Inc.	5,220	6,847
	West Pharmaceutical Services Inc.	17,607	6,734
*	Align Technology Inc.	16,878	5,969
	Cardinal Health Inc.	60,405	5,713
	Baxter International Inc.	119,987	5,467
	STERIS plc	23,509	5,289
	Laboratory Corp. of America Holdings	21,049	5,080
*	Insulet Corp.	16,532	4,767
*	Hologic Inc.	58,383	4,727
	Cooper Cos. Inc.	11,730	4,498
*	Molina Healthcare Inc.	13,805	4,159
	Quest Diagnostics Inc.	26,570	3,735
*	Waters Corp.	13,997	3,731
	Revvity Inc.	29,740	3,533
	Bio-Techne Corp.	37,395	3,053
	Viatris Inc.	284,427	2,839
*	Incyte Corp.	44,019	2,740
	Teleflex Inc.	11,147	2,698
*	Charles River Laboratories International Inc.	12,155	2,556
*	Henry Schein Inc.	31,075	2,520
	Universal Health Services Inc. Class B	14,927	2,355
	DENTSPLY SIRONA Inc.	50,254	2,011
*	Bio-Rad Laboratories Inc. Class A	5,058	1,918
*	Catalent Inc.	42,509	1,843
*	DaVita Inc.	13,088	1,315
	Organon & Co.	60,857	1,266
			1,183,025
Industrials (8.5%)
	Raytheon Technologies Corp.	346,583	33,951
	Honeywell International Inc.	157,829	32,749
	United Parcel Service Inc. Class B	171,911	30,815
	Caterpillar Inc.	122,239	30,077
	Union Pacific Corp.	144,612	29,590
	General Electric Co.	258,300	28,374
*	Boeing Co.	134,134	28,324
	Deere & Co.	63,960	25,916
	Lockheed Martin Corp.	53,466	24,615
	Automatic Data Processing Inc.	97,988	21,537
	Eaton Corp. plc	94,545	19,013
	CSX Corp.	482,197	16,443
	Illinois Tool Works Inc.	65,590	16,408
	Northrop Grumman Corp.	33,861	15,434
	Waste Management Inc.	87,815	15,229
	FedEx Corp.	54,848	13,597
	3M Co.	130,850	13,097
	Emerson Electric Co.	135,550	12,252
	Norfolk Southern Corp.	54,006	12,246
	Parker-Hannifin Corp.	30,429	11,869
	General Dynamics Corp.	53,362	11,481
	Johnson Controls International plc	162,682	11,085
	TransDigm Group Inc.	12,377	11,067
	PACCAR Inc.	123,955	10,369
	Trane Technologies plc	54,093	10,346
	Cintas Corp.	20,505	10,193
	Carrier Global Corp.	198,008	9,843
*	Copart Inc.	101,746	9,280
	Rockwell Automation Inc.	27,246	8,976
	AMETEK Inc.	54,664	8,849
	L3Harris Technologies Inc.	44,940	8,798
	Otis Worldwide Corp.	98,007	8,724
*	CoStar Group Inc.	96,899	8,624
	Paychex Inc.	76,112	8,515
	WW Grainger Inc.	10,590	8,351
	Cummins Inc.	33,576	8,231
		Shares	Market Value• ($000)
	Fastenal Co.	135,456	7,991
	Old Dominion Freight Line Inc.	21,326	7,885
	Verisk Analytics Inc. Class A	34,342	7,762
	Republic Services Inc. Class A	48,768	7,470
	United Rentals Inc.	16,302	7,260
*	Delta Air Lines Inc.	152,404	7,245
	Equifax Inc.	29,087	6,844
	Quanta Services Inc.	34,431	6,764
	Xylem Inc.	56,749	6,391
	Fortive Corp.	83,842	6,269
	Ingersoll Rand Inc.	95,881	6,267
	Southwest Airlines Co.	141,307	5,117
	Dover Corp.	33,207	4,903
	Westinghouse Air Brake Technologies Corp.	42,650	4,677
	Broadridge Financial Solutions Inc.	27,981	4,634
	Expeditors International of Washington Inc.	36,243	4,390
	Howmet Aerospace Inc.	87,141	4,319
*	United Airlines Holdings Inc.	77,782	4,268
	IDEX Corp.	17,942	3,862
	Paycom Software Inc.	11,529	3,704
	Snap-on Inc.	12,578	3,625
	Jacobs Solutions Inc.	30,141	3,583
	JB Hunt Transport Services Inc.	19,656	3,558
	Stanley Black & Decker Inc.	36,318	3,403
*	Axon Enterprise Inc.	16,651	3,249
	Textron Inc.	47,843	3,236
	Nordson Corp.	12,797	3,176
	Masco Corp.	53,464	3,068
	Leidos Holdings Inc.	32,618	2,886
*	American Airlines Group Inc.	155,298	2,786
	CH Robinson Worldwide Inc.	27,621	2,606
	Pentair plc	39,126	2,528
	Allegion plc	20,835	2,501
*	Ceridian HCM Holding Inc.	36,764	2,462
	Rollins Inc.	54,848	2,349
*	Generac Holdings Inc.	14,750	2,200
	A O Smith Corp.	29,541	2,150
	Huntington Ingalls Industries Inc.	9,428	2,146
	Robert Half International Inc.	25,448	1,914
*	Alaska Air Group Inc.	30,160	1,604
			757,320
Information Technology (28.1%)
	Apple Inc.	3,506,915	680,236
	Microsoft Corp.	1,763,653	600,594
	NVIDIA Corp.	586,611	248,148
	Broadcom Inc.	98,891	85,781
*	Adobe Inc.	108,800	53,202
	Cisco Systems Inc.	971,507	50,266
*	Salesforce Inc.	232,216	49,058
	Accenture plc Class A	149,793	46,223
*	Advanced Micro Devices Inc.	381,966	43,510
	Oracle Corp.	365,008	43,469
	Texas Instruments Inc.	215,284	38,755
	Intel Corp.	989,326	33,083
	QUALCOMM Inc.	264,229	31,454
	Intuit Inc.	66,545	30,490
	Applied Materials Inc.	200,449	28,973
	International Business Machines Corp.	215,380	28,820
*	ServiceNow Inc.	48,325	27,157
	Analog Devices Inc.	119,991	23,376
	Lam Research Corp.	31,864	20,484
*	Palo Alto Networks Inc.	71,776	18,340
	Micron Technology Inc.	259,580	16,382
	KLA Corp.	32,541	15,783
*	Synopsys Inc.	36,124	15,729
*	Cadence Design Systems Inc.	64,677	15,168
	NXP Semiconductors NV	61,605	12,609
	Roper Technologies Inc.	25,280	12,155
	Amphenol Corp. Class A	141,197	11,995

5

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Fortinet Inc.	154,575	11,684
	Motorola Solutions Inc.	39,781	11,667
	Microchip Technology Inc.	129,927	11,640
	TE Connectivity Ltd.	74,736	10,475
*	Autodesk Inc.	50,791	10,392
*	ON Semiconductor Corp.	102,456	9,690
*	Arista Networks Inc.	59,230	9,599
	Cognizant Technology Solutions Corp. Class A	120,247	7,850
*	Keysight Technologies Inc.	42,223	7,070
*	ANSYS Inc.	20,552	6,788
*	Gartner Inc.	18,758	6,571
	Corning Inc.	181,477	6,359
	HP Inc.	205,625	6,315
	CDW Corp.	31,953	5,863
	Monolithic Power Systems Inc.	10,685	5,772
*	Enphase Energy Inc.	32,506	5,444
	Hewlett Packard Enterprise Co.	307,407	5,165
*	VeriSign Inc.	21,477	4,853
*	Fair Isaac Corp.	5,928	4,797
*	Teledyne Technologies Inc.	11,158	4,587
*	First Solar Inc.	23,566	4,480
	Skyworks Solutions Inc.	37,803	4,184
*	Tyler Technologies Inc.	9,942	4,141
	Teradyne Inc.	36,822	4,099
	NetApp Inc.	50,731	3,876
*	Zebra Technologies Corp. Class A	12,226	3,617
*	PTC Inc.	25,304	3,601
*	SolarEdge Technologies Inc.	13,364	3,596
*	Akamai Technologies Inc.	36,097	3,244
*	Trimble Inc.	58,749	3,110
*	EPAM Systems Inc.	13,734	3,087
*	Western Digital Corp.	75,827	2,876
	Seagate Technology Holdings plc	45,688	2,827
	Gen Digital Inc.	134,842	2,501
*	Qorvo Inc.	23,681	2,416
	Juniper Networks Inc.	76,289	2,390
*	F5 Inc.	14,348	2,099
*	DXC Technology Co.	54,279	1,450
			2,491,415
Materials (2.5%)
	Linde plc	116,125	44,253
	Air Products and Chemicals Inc.	52,681	15,779
	Sherwin-Williams Co.	55,660	14,779
	Freeport-McMoRan Inc.	339,948	13,598
	Ecolab Inc.	58,760	10,970
	Nucor Corp.	59,586	9,771
	Corteva Inc.	168,751	9,669
	Dow Inc.	167,727	8,933
	PPG Industries Inc.	55,825	8,279
	Newmont Corp.	188,499	8,041
	DuPont de Nemours Inc.	108,854	7,776
	Vulcan Materials Co.	31,551	7,113
	Martin Marietta Materials Inc.	14,701	6,787
	Albemarle Corp.	27,830	6,209
	LyondellBasell Industries NV Class A	60,130	5,522
	International Flavors & Fragrances Inc.	60,581	4,822
	Ball Corp.	74,591	4,342
	Steel Dynamics Inc.	38,089	4,149
	Amcor plc	348,887	3,482
	Avery Dennison Corp.	19,178	3,295
	CF Industries Holdings Inc.	46,197	3,207
	FMC Corp.	29,650	3,094
	Packaging Corp. of America	21,325	2,818
	Celanese Corp. Class A	23,810	2,757
	Mosaic Co.	78,771	2,757
	International Paper Co.	82,297	2,618
	Eastman Chemical Co.	28,349	2,373
		Shares	Market Value• ($000)
	Westrock Co.	60,702	1,765
	Sealed Air Corp.	34,322	1,373
			220,331
Real Estate (2.4%)
	Prologis Inc.	219,042	26,861
	American Tower Corp.	110,542	21,438
	Equinix Inc.	22,183	17,390
	Crown Castle Inc.	102,866	11,721
	Public Storage	37,534	10,955
	Realty Income Corp.	159,719	9,550
	Welltower Inc.	117,897	9,537
	Simon Property Group Inc.	77,562	8,957
	Digital Realty Trust Inc.	69,107	7,869
	VICI Properties Inc. Class A	238,249	7,488
	AvalonBay Communities Inc.	33,684	6,375
	SBA Communications Corp. Class A	25,697	5,956
*	CBRE Group Inc. Class A	73,732	5,951
	Weyerhaeuser Co.	173,520	5,815
	Equity Residential	80,908	5,337
	Extra Space Storage Inc.	32,035	4,768
	Invitation Homes Inc.	137,922	4,744
	Ventas Inc.	94,978	4,490
	Alexandria Real Estate Equities Inc.	37,298	4,233
	Mid-America Apartment Communities Inc.	27,674	4,203
	Iron Mountain Inc.	69,173	3,930
	Essex Property Trust Inc.	15,211	3,564
	UDR Inc.	73,457	3,156
	Kimco Realty Corp.	147,160	2,902
	Host Hotels & Resorts Inc.	168,242	2,831
	Camden Property Trust	25,329	2,758
	Healthpeak Properties Inc.	129,788	2,609
	Regency Centers Corp.	36,507	2,255
	Boston Properties Inc.	33,699	1,941
	Federal Realty Investment Trust	17,434	1,687
			211,271
Utilities (2.6%)
	NextEra Energy Inc.	479,929	35,611
	Southern Co.	258,617	18,168
	Duke Energy Corp.	182,771	16,402
	Sempra Energy	74,623	10,864
	American Electric Power Co. Inc.	122,088	10,280
	Dominion Energy Inc.	198,264	10,268
	Exelon Corp.	235,881	9,610
	Xcel Energy Inc.	130,512	8,114
	Consolidated Edison Inc.	82,191	7,430
	Public Service Enterprise Group Inc.	118,404	7,413
	Constellation Energy Corp.	76,946	7,044
*	PG&E Corp.	383,453	6,626
	WEC Energy Group Inc.	74,866	6,606
	American Water Works Co. Inc.	46,162	6,590
	Edison International	90,831	6,308
	Eversource Energy	82,730	5,867
	DTE Energy Co.	48,869	5,377
	Ameren Corp.	62,264	5,085
	FirstEnergy Corp.	129,072	5,018
	Entergy Corp.	50,146	4,883
	PPL Corp.	175,023	4,631
	CenterPoint Energy Inc.	149,636	4,362
	CMS Energy Corp.	69,241	4,068
	Atmos Energy Corp.	34,272	3,987
	AES Corp.	159,002	3,296
	Evergy Inc.	54,539	3,186
	Alliant Energy Corp.	59,678	3,132
	NiSource Inc.	97,965	2,679
	Pinnacle West Capital Corp.	26,920	2,193

6

Equity Index Portfolio
	Shares	Market Value• ($000)
NRG Energy Inc.	54,397	2,034
		227,132
Total Common Stocks (Cost $4,653,681)		8,814,694
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 5.150% (Cost $42,282)	422,862	42,278
Total Investments (100.0%) (Cost $4,695,963)		8,856,972
Other Assets and Liabilities—Net (0.0%)		3,673
Net Assets (100%)		8,860,645
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $313,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $335,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	207	46,453	1,000
See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,653,681)	8,814,694
Affiliated Issuers (Cost $42,282)	42,278
Total Investments in Securities	8,856,972
Investment in Vanguard	295
Cash Collateral Pledged—Futures Contracts	2,594
Receivables for Accrued Income	5,837
Receivables for Capital Shares Issued	580
Variation Margin Receivable—Futures Contracts	597
Total Assets	8,866,875
Liabilities
Due to Custodian	18
Payables for Investment Securities Purchased	123
Collateral for Securities on Loan	335
Payables for Capital Shares Redeemed	5,251
Payables to Vanguard	503
Total Liabilities	6,230
Net Assets	8,860,645
1 Includes $313,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	4,557,707
Total Distributable Earnings (Loss)	4,302,938
Net Assets	8,860,645

Net Assets
Applicable to 157,110,269 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,860,645
Net Asset Value Per Share	$56.40
See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	67,293
Interest[2]	617
Securities Lending—Net	5
Total Income	67,915
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative	5,238
Marketing and Distribution	221
Custodian Fees	26
Shareholders’ Reports	52
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	5,677
Net Investment Income	62,238
Realized Net Gain (Loss)
Investment Securities Sold[2]	83,001
Futures Contracts	755
Realized Net Gain (Loss)	83,756
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,130,932
Futures Contracts	2,089
Change in Unrealized Appreciation (Depreciation)	1,133,021
Net Increase (Decrease) in Net Assets Resulting from Operations	1,279,015
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $576,000, ($1,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,238	119,202
Realized Net Gain (Loss)	83,756	267,407
Change in Unrealized Appreciation (Depreciation)	1,133,021	(2,080,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,279,015	(1,693,519)
Distributions
Total Distributions	(385,336)	(465,299)
Capital Share Transactions
Issued	369,755	849,472
Issued in Lieu of Cash Distributions	385,336	465,299
Redeemed	(379,689)	(918,334)
Net Increase (Decrease) from Capital Share Transactions	375,402	396,437
Total Increase (Decrease)	1,269,081	(1,762,381)
Net Assets
Beginning of Period	7,591,564	9,353,945
End of Period	8,860,645	7,591,564
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$50.74	$65.47	$53.76	$47.70	$38.03	$41.17
Investment Operations
Net Investment Income[1]	.403	.806	.738	.798	.805	.804
Net Realized and Unrealized Gain (Loss) on Investments	7.810	(12.244)	13.978	7.014	10.791	(2.556)
Total from Investment Operations	8.213	(11.438)	14.716	7.812	11.596	(1.752)
Distributions
Dividends from Net Investment Income	(.794)	(.758)	(.754)	(.806)	(.834)	(.703)
Distributions from Realized Capital Gains	(1.759)	(2.534)	(2.252)	(.946)	(1.092)	(.685)
Total Distributions	(2.553)	(3.292)	(3.006)	(1.752)	(1.926)	(1.388)
Net Asset Value, End of Period	$56.40	$50.74	$65.47	$53.76	$47.70	$38.03
Total Return	16.81%	-18.23%	28.55%	18.20%	31.30%	-4.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,861	$7,592	$9,354	$7,555	$6,458	$4,934
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[2]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.48%	1.25%	1.73%	1.87%	1.94%
Portfolio Turnover Rate	2%	5%	4%	8%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While
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Equity Index Portfolio
collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the portfolio had contributed to Vanguard capital in the amount of $295,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Equity Index Portfolio
At June 30, 2023, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,696,480
Gross Unrealized Appreciation	4,600,985
Gross Unrealized Depreciation	(439,493)
Net Unrealized Appreciation (Depreciation)	4,161,492
E.  During the six months ended June 30, 2023, the portfolio purchased $216,306,000 of investment securities and sold $162,782,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $15,990,000 and sales were $7,014,000, resulting in net realized loss of $5,007,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	6,978	15,519
Issued in Lieu of Cash Distributions	7,687	7,787
Redeemed	(7,175)	(16,568)
Net Increase (Decrease) in Shares Outstanding	7,490	6,738
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio's investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder, (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TSMI 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.